As filed with the United States Securities and Exchange Commission on April 28, 2015

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 126	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 122	☒
(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Seba P. Kurian, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	April 30, 2015
Class: A (LQLAX), C (LQLCX), R (LQLRX), Y (LQLYX)

Invesco Alternative Strategies Fund
Invesco Alternative Strategies Fund's investment objective is long-term capital appreciation.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Alternative Strategies Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	2.83	2.83	2.83	2.83

Acquired Fund Fees and Expenses[2]	1.23	1.23	1.23	1.23

Total Annual Fund Operating Expenses	4.46	5.21	4.71	4.21

Fee Waiver and/or Expense Reimbursement[3]	2.71	2.71	2.71	2.71

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.75	2.50	2.00	1.50

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	"Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.52%, 1.27%, 0.77% and 0.27%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on October 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,342	$2,250	$4,565

Class C	$353	$1,059	$2,150	$4,855

Class R	$203	$ 912	$1,918	$4,456

Class Y	$153	$ 763	$1,680	$4,034

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,342	$2,250	$4,565

Class C	$253	$1,059	$2,150	$4,855

Class R	$203	$ 912	$1,918	$4,456

Class Y	$153	$ 763	$1,680	$4,034

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period October 14, 2014 (commencement of operations) to December 31, 2014, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other.
The asset classes in which the underlying funds will invest include equities, fixed income, commodities, currencies, real estate and senior loans. The underlying funds may apply a wide array of investment strategies within or among each asset class, including market neutral strategies (i.e., using offsetting long and short stocks to limit general stock market risk), long/short strategies, low volatility strategies, balanced risk strategies (i.e., using assets that contribute a relatively equal amount of risk to the portfolio to limit the effect that one underperforming asset may have on overall performance), real estate focused strategies, emerging markets focused strategies, currency-focused strategies and equity-based global macro strategies (i.e., using a top-down or bottom-up approach that considers how economic and political forces affect markets).
The Fund has broad discretion to allocate and reallocate the Fund’s assets among the underlying funds and, therefore, among asset classes and investment strategies. The Fund expects to invest in at least 5 underlying funds that, in the aggregate, employ investment strategies within the following ranges:
■	0%-50% of the Fund’s assets in underlying funds that employ equity based strategies that have some expected correlation with broader equity markets (e.g., low volatility, long/short equity and unconstrained equity strategies);
■	0% to 80% of the Fund’s assets in underlying funds that employ equity-based global macro strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ market neutral strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ balanced risk strategies across multiple asset classes (e.g., equity, fixed income and commodities); and
■	0% to 50% of the Fund’s assets in underlying funds that invest in other asset classes (e.g., REITs, commodities, master limited partnerships, currencies and fixed income).
The underlying funds’ investments may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.
1                                  Invesco Alternative Strategies Fund

The underlying funds may invest in securities and other investments of all capitalization sizes, including securities and other investments that have exposure to small- and mid-capitalization issuers.
The underlying funds’ investment strategies may partly or wholly rely on derivative investments, such as futures, forwards, swaps and options, to obtain long and short exposure to these asset classes or to implement their investment strategies.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible asset classes and investment strategies based on liquidity, diversification benefits and how different alternative strategies and asset classes have historically performed in different economic regimes and (2) the actual allocation of Fund assets to the underlying funds to represent those alternative investment strategies and asset classes. In allocating the Fund’s portfolio, the Adviser will construct a core portfolio of strategies that historically have had low to medium correlations to financial indices that track broad asset classes and add satellite holdings to provide additional, tactical exposures. The Adviser may make active adjustments of the Fund’s satellite holdings to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class will comprise will vary from time to time based on the portfolio manager’s estimates of risk and attractiveness of each asset class. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund (1) for risk control purposes, (2) when its share price increases or the fundamentals of the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other underlying funds, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds. It is possible that due to unexpected market movements or other factors, the Adviser’s allocation of the Fund’s assets among underlying funds may not produce the desired results and could cause the Fund to perform poorly or underperform other available funds.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
2                                  Invesco Alternative Strategies Fund

Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries held by an underlying fund may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more participants.
Management Risk. The investment techniques and risk analysis used by the underlying funds’ portfolio managers may not produce the desired results. In particular, there is no guarantee that the underlying funds’ portfolio manager’s investment selection process will produce a portfolio effective at achieving the underlying fund’s respective investment objective. In addition, certain underlying funds’ investment strategies will likely cause the underlying fund to underperform the broader equity markets in which
3                                  Invesco Alternative Strategies Fund

the underlying fund invests during market rallies. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations in the various markets in which the underlying funds invest.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, thereby causing the underlying fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited. In order to establish a short position in a security, an underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. An underlying fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. An underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause an underlying fund to be volatile.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying funds. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary's investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could negatively affect the underlying fund and, therefore, the Fund.
U.S. Government Obligations Risk. Underlying funds that invest in derivatives may hold significant positions in obligations issued by U.S. Government agencies and instrumentalities. These obligations may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
4                                  Invesco Alternative Strategies Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd.
The asset classes in which the underlying funds will invest include equities, fixed income, commodities, currencies, real estate and senior loans. The underlying funds may apply a wide array of investment strategies within or among each asset class, including market neutral, long/short, low volatility, balanced risk, real estate focused, emerging markets focused, currency-focused and equity-based global macro strategies. Market neutral strategies typically utilize offsetting long and short stocks in dollar-matched equity portfolios, and attempt to limit non-security specific risk from industry or sector selection, style, country and regional allocation or currency exposure. Long-short and low volatility strategies seek to limit, but not eliminate, general stock market risk. Balanced risk strategies are constructed so that each asset—i.e., stocks, bonds and commodities—contributes a relatively equal amount of risk to the portfolio and seeks to limit the effect that one underperforming asset may have on overall performance while providing balance during different phases of the economic cycle—noninflationary growth, inflationary growth and recession. These portfolios may also include a tactical overlay that allows managers to opportunistically adjust the strategic allocation within a pre-defined range. Equity-based global macro strategies consider how various economic and political forces could affect markets and such strategies can focus on either a top-down or bottom-up approach.
The Fund has broad discretion to allocate and reallocate the Fund’s assets among the underlying funds and, therefore, among asset classes and investment strategies. The Fund expects to invest in at least 5 underlying funds that, in the aggregate, employ investment strategies within the following ranges:
■	0%-50% of the Fund’s assets in underlying funds that employ equity based strategies that have some expected correlation with broader equity markets (e.g., low volatility, long/short equity and unconstrained equity strategies);
■	0% to 80% of the Fund’s assets in underlying funds that employ equity-based global macro strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ market neutral strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ balanced risk strategies across multiple asset classes (e.g., equity, fixed income and commodities); and
■	0% to 50% of the Fund’s assets in underlying funds that invest in other asset classes (e.g., REITs, commodities, master limited partnerships, currencies and fixed income).
The underlying funds’ investments may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.
The underlying funds may invest in securities and other investments of all capitalization sizes, including securities and other investments that have exposure to small- and mid-capitalization issuers.
The underlying funds’ investment strategies may partly or wholly rely on derivative investments, such as futures, forwards, swaps and options, to obtain long and short exposure to these asset classes or to implement their investment strategies. A long derivative position involves an underlying fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves an underlying fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Derivatives have an economic leveraging effect because the underlying fund can obtain an economic exposure much greater than its cash investment. Economic leveraging may magnify, sometimes significantly, the effect of any increase or decrease in the underlying fund’s exposure to certain asset classes and may cause the underlying fund’s net asset value to be more volatile than a fund that does not use derivatives. For certain underlying funds, the use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible asset classes and investment strategies based on liquidity, diversification benefits and how different alternative strategies and asset classes have historically performed in different economic regimes and (2) the actual allocation of Fund assets to the underlying funds to represent those alternative investment strategies and asset classes. In allocating the Fund’s portfolio, the Adviser will construct a core portfolio of strategies that historically have had low to medium correlations to financial indices that track broad asset classes and add satellite holdings to provide additional, tactical exposures. The Adviser may make active adjustments of the Fund’s satellite holdings to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class will comprise will vary from time to time based on the portfolio manager’s estimates of risk and attractiveness of each asset class. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund (1) for risk control purposes, (2) when its share price increases or the fundamentals of the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other underlying funds, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in
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the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds. It is possible that due to unexpected market movements or other factors, the Adviser’s allocation of the Fund’s assets among underlying funds may not produce the desired results and could cause the Fund to perform poorly or underperform other available funds.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt
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securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy:
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income
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or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries held by an underlying fund may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the underlying funds’ portfolio managers may not produce the desired results. In particular, there is no guarantee that the underlying funds’ portfolio manager’s investment selection process will produce a portfolio effective at achieving the underlying fund’s respective investment objective. In addition, certain underlying funds’ investment strategies will likely cause the underlying fund to underperform the broader equity markets in which the underlying fund invests during market rallies. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations in the various markets in which the underlying funds invest.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the underlying fund holds in long positions will decline at the same time that the market value of the
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securities the underlying fund has sold short increases, thereby increasing the underlying fund’s potential volatility. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the underlying fund originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited. In order to establish a short position in a security, the underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the underlying fund may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The underlying fund normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The underlying fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The underlying fund may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The underlying fund incurs a loss if the underlying fund is required to buy the security at a time when the security has appreciated in value from the date of the short sale. The underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying fund. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could adversely affect the underlying fund and, therefore, the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, an underlying fund’s shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. Underlying funds that invest in derivatives may hold significant positions in obligations issued by U.S. Government agencies and instrumentalities. These obligations may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers, and the Sub-Advisory Agreement are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreement with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
The Adviser is to receive a fee from Invesco Alternative Strategies Fund, calculated at the annual rate of 0.15% of average daily net assets.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual report to shareholders for the period ended December 31.
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Portfolio Manager
The following individual is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund's portfolio manager and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Alternative Strategies Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
10                                  Invesco Alternative Strategies Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class R6 are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14(e)	$10.00	$0.15	$(0.01)	$0.14	$(0.19)	$9.95	1.39%	$152	0.52% (f)	97.85% (f)	6.96% (f)	3%

Class C
Year ended 12/31/14(e)	10.00	0.14	(0.02)	0.12	(0.17)	9.95	1.23	21	1.27 (f)	98.60 (f)	6.21 (f)	3

Class R
Year ended 12/31/14(e)	10.00	0.15	(0.02)	0.13	(0.18)	9.95	1.34	18	0.77 (f)	98.10 (f)	6.71 (f)	3

Class Y
Year ended 12/31/14(e)	10.00	0.16	(0.01)	0.15	(0.19)	9.96	1.54	309	0.27 (f)	97.60 (f)	7.21 (f)	3

Class R5
Year ended 12/31/14(e)	10.00	0.16	(0.02)	0.14	(0.19)	9.95	1.44	10	0.27 (f)	96.70 (f)	7.21 (f)	3

Class R6
Year ended 12/31/14(e)	10.00	0.16	(0.02)	0.14	(0.19)	9.95	1.44	10	0.27 (f)	96.70 (f)	7.21 (f)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 1.73% for the period October 14, 2014 (commencement date) through December 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of October 14, 2014.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $137, $20, $11, $180, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
11                                  Invesco Alternative Strategies Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Alternative Strategies Fund SEC 1940 Act file number: 811-02699

invesco.com/us	ALST-PRO-1

Prospectus	April 30, 2015
Class: A (CAAMX), B (CMBAX), C (CACMX), R (CMARX), Y (CAAYX)

Invesco Conservative Allocation Fund
Invesco Conservative Allocation Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Conservative Allocation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.25	0.25	0.25	0.25	0.25

Acquired Fund Fees and Expenses	0.63	0.63	0.63	0.63	0.63

Total Annual Fund Operating Expenses	1.13	1.88	1.88	1.38	0.88

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$659	$889	$1,138	$1,849

Class B	$691	$891	$1,216	$2,005

Class C	$291	$591	$1,016	$2,201

Class R	$140	$437	$ 755	$1,657

Class Y	$ 90	$281	$ 488	$1,084

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$659	$889	$1,138	$1,849

Class B	$191	$591	$1,016	$2,005

Class C	$191	$591	$1,016	$2,201

Class R	$140	$437	$ 755	$1,657

Class Y	$ 90	$281	$ 488	$1,084

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
1                                  Invesco Conservative Allocation Fund

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because
2                                  Invesco Conservative Allocation Fund

certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities (which it has not done since such authority was granted to it in 1986, but has the right to do at any time), the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen
3                                  Invesco Conservative Allocation Fund

more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 1.90%
Best Quarter (ended September 30, 2009): 9.29%
Worst Quarter (ended December 31, 2008): -10.17%
4                                  Invesco Conservative Allocation Fund

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (4/29/2005)
Return Before Taxes	-0.73%	5.76%	4.30%
Return After Taxes on Distributions	-1.72	4.73	3.16
Return After Taxes on Distributions and Sale of Fund Shares	-0.31	4.11	2.97

Class B shares: Inception (4/29/2005)	-0.66	5.85	4.27

Class C shares: Inception (4/29/2005)	3.34	6.16	4.16

Class R shares: Inception (4/29/2005)	4.75	6.68	4.66

Class Y shares[1]: Inception (10/3/2008)	5.28	7.18	5.06

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	8.40

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes)	5.93	7.20	5.81

Lipper Mixed-Asset Target Allocation Conservative Funds Index	4.67	6.60	5.53

1	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
5                                  Invesco Conservative Allocation Fund

In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The
6                                  Invesco Conservative Allocation Fund

commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
7                                  Invesco Conservative Allocation Fund

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Currency Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. An underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund paying additional tax or the underlying fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline
8                                  Invesco Conservative Allocation Fund

significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income,
9                                  Invesco Conservative Allocation Fund

corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta,
Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from Invesco Conservative Allocation Fund.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Fund:
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund’s portfolio managers and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
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Other Information

Sales Charges
Purchases of Class A shares of Invesco Conservative Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class S are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$11.08	$0.27	$ 0.28	$0.55	$(0.29)	$11.34	5.01%	$256,587	0.50% (e)	0.50% (e)	2.40% (e)	7%
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	11.08	5.58	243,852	0.50	0.50	2.06	20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	10.70	11.28	228,512	0.46	0.49	2.55	9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	9.95	3.77	201,299	0.39	0.53	3.26	27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	9.94	9.33	46,954	0.39	0.73	3.04	70

Class B
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	11.21	4.34	17,243	1.25 (e)	1.25 (e)	1.65 (e)	7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	10.94	4.83	22,965	1.25	1.25	1.31	20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	10.60	10.33	31,090	1.21	1.24	1.80	9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	9.87	3.06	34,832	1.14	1.28	2.51	27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	9.88	8.45	9,032	1.14	1.48	2.29	70

Class C
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	11.23	4.34	77,159	1.25 (e)	1.25 (e)	1.65 (e)	7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	10.96	4.73	68,657	1.25	1.25	1.31	20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	10.63	10.41	62,919	1.21	1.24	1.80	9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	9.89	3.05	56,322	1.14	1.28	2.51	27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	9.90	8.43	14,494	1.14	1.48	2.29	70

Class R
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	11.30	4.75	10,211	0.75 (e)	0.75 (e)	2.15 (e)	7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	11.04	5.36	9,453	0.75	0.75	1.81	20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	10.67	10.92	8,845	0.71	0.74	2.30	9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	9.93	3.60	8,197	0.64	0.78	3.01	27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	9.92	8.96	3,241	0.64	0.98	2.79	70

Class S
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	11.36	5.20	2,525	0.40 (e)	0.40 (e)	2.50 (e)	7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	11.09	5.73	2,863	0.40	0.40	2.16	20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	10.70	11.27	2,864	0.36	0.39	2.65	9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	9.96	0.24	2,560	0.29 (g)	0.43 (g)	3.36 (g)	27

Class Y
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	11.33	5.28	3,871	0.25 (e)	0.25 (e)	2.65 (e)	7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	11.07	5.91	3,751	0.25	0.25	2.31	20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	10.67	11.46	2,987	0.21	0.24	2.80	9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	9.93	3.94	1,173	0.14	0.28	3.51	27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	9.92	9.49	41	0.14	0.48	3.29	70

Class R5
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	11.40	5.41	27	0.21 (e)	0.21 (e)	2.69 (e)	7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	11.13	5.92	47	0.20	0.20	2.36	20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	10.73	11.56	23	0.17	0.21	2.83	9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	9.98	4.03	77	0.14	0.21	3.51	27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	9.96	9.57	32	0.14	0.36	3.29	70

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.60%, 0.64%, 0.64% and 0.64% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
12                                  Invesco Conservative Allocation Fund

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $252,347, $20,338, $72,323, $10,029, $2,718, $3,685 and $35 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011 for Class S shares.
(g)	Annualized.
13                                  Invesco Conservative Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.84)%	1.96%	5.90%	10.00%	14.26%	18.68%	23.27%	28.04%	33.00%	38.14%
End of Year Balance	$9,815.72	$10,195.58	$10,590.15	$10,999.99	$11,425.69	$11,867.87	$12,327.15	$12,804.21	$13,299.74	$13,814.43
Estimated Annual Expenses	$ 658.85	$ 113.06	$ 117.44	$ 121.98	$ 126.71	$ 131.61	$ 136.70	$ 141.99	$ 147.49	$ 153.20

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.89%	12.07%	16.40%	20.91%	25.59%	30.45%	35.49%	40.74%	46.18%
End of Year Balance	$10,387.00	$10,788.98	$11,206.51	$11,640.20	$12,090.68	$12,558.59	$13,044.60	$13,549.43	$14,073.79	$14,618.45
Estimated Annual Expenses	$ 115.19	$ 119.64	$ 124.27	$ 129.08	$ 134.08	$ 139.27	$ 144.66	$ 150.26	$ 156.07	$ 162.11

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.12%	6.34%	9.66%	13.08%	16.60%	20.24%	23.99%	27.86%	32.81%	37.95%
End of Year Balance	$10,312.00	$10,633.73	$10,965.51	$11,307.63	$11,660.43	$12,024.23	$12,399.39	$12,786.25	$13,281.08	$13,795.06
Estimated Annual Expenses	$ 190.93	$ 196.89	$ 203.03	$ 209.37	$ 215.90	$ 222.64	$ 229.58	$ 236.75	$ 147.28	$ 152.98

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%	1.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.12%	6.34%	9.66%	13.08%	16.60%	20.24%	23.99%	27.86%	31.85%	35.97%
End of Year Balance	$10,312.00	$10,633.73	$10,965.51	$11,307.63	$11,660.43	$12,024.23	$12,399.39	$12,786.25	$13,185.18	$13,596.56
Estimated Annual Expenses	$ 190.93	$ 196.89	$ 203.03	$ 209.37	$ 215.90	$ 222.64	$ 229.58	$ 236.75	$ 244.13	$ 251.75

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.62%	7.37%	11.26%	15.29%	19.46%	23.78%	28.26%	32.91%	37.72%	42.70%
End of Year Balance	$10,362.00	$10,737.10	$11,125.79	$11,528.54	$11,945.87	$12,378.31	$12,826.41	$13,290.73	$13,771.85	$14,270.39
Estimated Annual Expenses	$ 140.50	$ 145.58	$ 150.85	$ 156.31	$ 161.97	$ 167.84	$ 173.91	$ 180.21	$ 186.73	$ 193.49

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End of Year Balance	$10,412.00	$10,840.97	$11,287.62	$11,752.67	$12,236.88	$12,741.04	$13,265.97	$13,812.53	$14,381.61	$14,974.13
Estimated Annual Expenses	$ 89.81	$ 93.51	$ 97.37	$ 101.38	$ 105.55	$ 109.90	$ 114.43	$ 119.15	$ 124.05	$ 129.17

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
14                                  Invesco Conservative Allocation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Conservative Allocation Fund SEC 1940 Act file number: 811-02699

invesco.com/us	CAL-PRO-1

Prospectus	April 30, 2015
Class: A (CNSAX), B (CNSBX), C (CNSCX), Y (CNSDX)

Invesco Convertible Securities Fund
Invesco Convertible Securities Fund’s investment objective is total return through growth of capital and current income.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Convertible Securities Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	Y
Management Fees	0.44%	0.44%	0.44%	0.44%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.88	None

Other Expenses	0.17	0.17	0.17	0.17

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	0.86	1.62	1.50	0.62

Fee Waiver and/or Expense Reimbursement[2]	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85	1.61	1.49	0.61

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$632	$808	$1,000	$1,552

Class B	$664	$810	$1,080	$1,718

Class C	$252	$473	$ 818	$1,790

Class Y	$ 62	$198	$ 345	$ 773

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$632	$808	$1,000	$1,552

Class B	$164	$510	$ 880	$1,718

Class C	$152	$473	$ 818	$1,790

Class Y	$ 62	$198	$ 345	$ 773

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, to be of comparable quality, each at the time of purchase.
The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible securities. The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.
The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund's portfolio managers.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund focuses on managing traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers. Alpha (return on
1                                  Invesco Convertible Securities Fund

investments in excess of the Bank of America Merrill Lynch All U.S. Convertibles Index) is also added to the portfolio through careful credit analysis and security selection.
The portfolio managers employ a barbell approach to investing, in which the majority of the portfolio consists of “traditional” convertibles, and the remainder makes up the “barbell.” This allows them to target the delta, or equity sensitivity of the portfolio, based on market conditions. The portfolio managers will increase or decrease the Fund’s delta based on their macro-economic views. For instance, in a strong equity market, the team may increase exposure to equity-like convertible securities. Equity-like convertible securities exhibit characteristics such as greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the Fund may seek to reduce exposure to equity-like convertible securities, investing more in traditional and “busted” or fixed-income-like convertible securities. Busted convertible securities exhibit more bond-like characteristics such as higher conversion premiums and lower downside risk relative to the common stock from which the security was converted.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and Morgan Stanley Convertible Securities Fund's (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge.
2                                  Invesco Convertible Securities Fund

Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.
Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class B shares year-to-date (ended March 31, 2015): 1.65%
Best Quarter (ended September 30, 2009): 16.31%
Worst Quarter (ended December 31, 2008): -15.87%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class B shares: Inception (10/31/1985)
Return Before Taxes	-1.74%	8.97%	6.47%
Return After Taxes on Distributions	-3.03	8.07	5.62
Return After Taxes on Distributions and Sale of Fund Shares	-0.38	6.83	4.89

Class A shares: Inception (7/28/1997)	-1.78	8.84	6.52

Class C shares: Inception (7/28/1997)	2.31	9.32	6.36

Class Y shares: Inception (7/28/1997)	4.24	10.35	7.39

Bank of America Merrill Lynch All U.S. Convertibles Index (reflects no deduction for fees, expenses or taxes)	9.44	11.72	7.11

Lipper Convertible Securities Funds Index	6.14	10.18	6.80

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Ellen Gold	Portfolio Manager (lead)	2010 (predecessor fund 1998)

Ramez Nashed	Portfolio Manager	2010 (predecessor fund 2006)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. Invesco Advisers, Inc. (Invesco or the Adviser), may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the common stock to assure that the required percentage of its assets is invested in convertible securities.
The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible
3                                  Invesco Convertible Securities Fund

securities. Unlike traditional convertible securities whose conversion values are based on the value of the common stock of the issuer of the convertible security, synthetic and exchangeable convertible securities are preferred stocks or debt obligations of an issuer, which are combined with an equity component, whose conversion values are based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, synthetic and exchangeable convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.
The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.
The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund's portfolio managers
The Fund can invest in derivative instruments including forward foreign currency contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund focuses on managing traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers. Alpha (return on investments in excess of the Bank of America Merrill Lynch All U.S. Convertibles Index) is also added to the portfolio through careful credit analysis and security selection.
The portfolio managers employ a barbell approach to investing, in which the majority of the portfolio consists of “traditional” convertibles, and the remainder makes up the “barbell.” This allows them to target the delta, or equity sensitivity of the portfolio, based on market conditions. The portfolio managers will increase or decrease the Fund’s delta based on their macro-economic views. For instance, in a strong equity market, the team may increase exposure to equity-like convertible securities. Equity-like convertible securities exhibit characteristics such as greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the Fund may seek to reduce exposure to equity-like convertible securities, investing more in traditional and “busted” or fixed-income-like convertible securities. Busted convertible securities exhibit more bond-like characteristics such as higher conversion premiums and lower downside risk relative to the common stock from which the security was converted.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more
4                                  Invesco Convertible Securities Fund

volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.
Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred
5                                  Invesco Convertible Securities Fund

securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Portfolio Holdings
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.44% of Invesco Convertible Securities Fund's average daily net assets.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Ellen Gold, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998. Prior to commencement of operations by the Fund, Ms. Gold was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1986 to 2010).
■	Ramez Nashed, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2006. Prior to commencement of operations by the Fund, Mr. Nashed was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (November 2006 to 2010).
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Convertible Securities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased prior to June 1, 2010 will be subject to payment of Category II contingent deferred sales charges (CDSCs) during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I CDSC if they redeem Class B shares purchased on or after June 1, 2010 within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Bank of America Merrill Lynch All U.S. Convertibles Index tracks the performance of U.S. dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.
Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper.
6                                  Invesco Convertible Securities Fund

Financial Highlights
The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Class R5 and Class R6 are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).
The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal year ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$24.17	$0.32	$ 0.63	$ 0.95	$(0.52)	$(0.72)	$(1.24)	$23.88	3.95%	$ 980,513	0.84% (d)(e)	0.85% (d)(e)	1.29% (d)(e)	56%
Year ended 12/31/13	20.88	0.55 (f)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	936,425	0.88 (g)	0.89 (g)	2.40 (f)(g)	45
Year ended 12/31/12	18.78	0.48	2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	538,962	0.93 (h)	0.94 (h)	2.41 (h)	58
Year ended 12/31/11	20.05	0.46	(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)	518,426	0.97	0.98	2.37	38
Three months ended 12/31/10	18.71	0.12	1.35	1.47	(0.13)	—	(0.13)	20.05	7.86	118,359	1.09 (i)	1.10 (i)	2.42 (i)	24
Year ended 09/30/10	16.86	0.59	1.97	2.56	(0.71)	—	(0.71)	18.71	15.45	90,840	1.17	1.17	3.33	85

Class B
Year ended 12/31/14	24.24	0.13	0.63	0.76	(0.33)	(0.72)	(1.05)	23.95	3.16	5,642	1.60 (d)(e)	1.61 (d)(e)	0.53 (d)(e)	56
Year ended 12/31/13	20.93	0.38 (f)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	7,167	1.64 (g)	1.65 (g)	1.64 (f)(g)	45
Year ended 12/31/12	18.83	0.33	2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	7,325	1.70 (h)	1.71 (h)	1.64 (h)	58
Year ended 12/31/11	20.10	0.32	(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)	10,505	1.72	1.73	1.62	38
Three months ended 12/31/10	18.76	0.08	1.35	1.43	(0.09)	—	(0.09)	20.10	7.64	11,038	1.84 (i)	1.85 (i)	1.67 (i)	24
Year ended 09/30/10	16.90	0.46	1.97	2.43	(0.57)	—	(0.57)	18.76	14.61	11,454	1.92	1.92	2.58	85

Class C
Year ended 12/31/14	24.04	0.16	0.62	0.78	(0.33)	(0.72)	(1.05)	23.77	3.30	232,065	1.48 (d)(e)	1.49 (d)(e)	0.65 (d)(e)	56
Year ended 12/31/13	20.78	0.38 (f)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	172,232	1.64 (g)	1.65 (g)	1.64 (f)(g)	45
Year ended 12/31/12	18.69	0.36	2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	82,876	1.53 (h)	1.54 (h)	1.81 (h)	58
Year ended 12/31/11	19.94	0.32	(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)	87,388	1.72	1.73	1.62	38
Three months ended 12/31/10	18.61	0.08	1.34	1.42	(0.09)	—	(0.09)	19.94	7.64	18,719	1.84 (i)	1.85 (i)	1.67 (i)	24
Year ended 09/30/10	16.77	0.46	1.96	2.42	(0.58)	—	(0.58)	18.61	14.62	9,486	1.92	1.92	2.58	85

Class Y
Year ended 12/31/14	24.20	0.38	0.63	1.01	(0.58)	(0.72)	(1.30)	23.91	4.20	1,043,554	0.60 (d)	0.61 (d)	1.53 (d)	56
Year ended 12/31/13	20.90	0.61 (f)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62	719,722	0.64	0.65	2.64 (f)	45
Year ended 12/31/12	18.81	0.53	2.07	2.60	(0.51)	—	(0.51)	20.90	13.94	269,400	0.70	0.71	2.64	58
Year ended 12/31/11	20.07	0.52	(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)	204,319	0.72	0.73	2.62	38
Three months ended 12/31/10	18.73	0.13	1.35	1.48	(0.14)	—	(0.14)	20.07	7.92	17,204	0.84 (i)	0.85 (i)	2.67 (i)	24
Year ended 09/30/10	16.87	0.64	1.97	2.61	(0.75)	—	(0.75)	18.73	15.78	3,661	0.92	0.92	3.58	85

Class R5
Year ended 12/31/14	24.18	0.40	0.63	1.03	(0.60)	(0.72)	(1.32)	23.89	4.28	6,615	0.53 (d)	0.54 (d)	1.60 (d)	56
Year ended 12/31/13	20.88	0.63 (f)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72	4,781	0.57	0.58	2.71 (f)	45
Year ended 12/31/12	18.78	0.55	2.08	2.63	(0.53)	—	(0.53)	20.88	14.13	2,726	0.60	0.61	2.74	58
Year ended 12/31/11(j)	21.19	0.33	(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)	1,851	0.57 (i)	0.58 (i)	2.77 (i)	38

Class R6
Year ended 12/31/14	24.18	0.41	0.64	1.05	(0.61)	(0.72)	(1.33)	23.90	4.35	16,598	0.49 (d)	0.50 (d)	1.64 (d)	56
Year ended 12/31/13	20.89	0.64 (f)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69	64	0.55	0.56	2.73 (f)	45
Year ended 12/31/12(j)	20.78	0.15	0.10	0.25	(0.14)	—	(0.14)	20.89	1.23	10	0.58 (i)	0.59 (i)	2.76 (i)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $85,053,876 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
7                                  Invesco Convertible Securities Fund

(d)	Ratios are based on average daily net assets (000’s omitted) of $1,033,658, $6,676, $221,375, $1,093,250, $5,269 and $7,453 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.88% for Class A, Class B and Class C shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include material significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70% and $0.51 and 2.72%, for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(i)	Annualized.
(j)	Commencement date of May 23, 2011 and September 24, 2012 for Class R5 and Class R6 shares, respectively.
8                                  Invesco Convertible Securities Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of SAIs, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Convertible Securities Fund SEC 1940 Act file number: 811-02699

invesco.com/us	MS-CSEC-PRO-1

Prospectus	April 30, 2015
Class: A (GTNDX), B (GNDBX), C (GNDCX), R (GTNRX), Y (GTNYX)

Invesco Global Low Volatility Equity Yield Fund
Invesco Global Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Global Low Volatility Equity Yield Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.41	0.41	0.41	0.41	0.41

Acquired Fund Fees and Expenses	0.20	0.20	0.20	0.20	0.20

Total Annual Fund Operating Expenses	1.66	2.41	2.41	1.91	1.41

Fee Waiver and/or Expense Reimbursement[2]	0.21	0.21	0.21	0.21	0.21

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45	2.20	2.20	1.70	1.20

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including Acquired Fund Fees and Expenses but excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.46%, 2.21%, 2.21%, 1.71% and 1.21%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,025	$1,384	$2,391

Class B	$723	$1,031	$1,467	$2,544

Class C	$323	$ 731	$1,267	$2,730

Class R	$173	$ 580	$1,012	$2,216

Class Y	$122	$ 426	$ 751	$1,673

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,025	$1,384	$2,391

Class B	$223	$ 731	$1,267	$2,544

Class C	$223	$ 731	$1,267	$2,730

Class R	$173	$ 580	$1,012	$2,216

Class Y	$122	$ 426	$ 751	$1,673

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark index when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher
1                                  Invesco Global Low Volatility Equity Yield Fund

level of return to be achieved while maintaining lower total risks (volatility) relative to the benchmark index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
2                                  Invesco Global Low Volatility Equity Yield Fund

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): -1.06%
Best Quarter (ended June 30, 2009): 19.86%
Worst Quarter (ended December 31, 2008): -24.19%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class A shares: Inception (9/15/1997)
Return Before Taxes	-5.75%	8.64%	4.01%
Return After Taxes on Distributions	-6.54	8.20	2.87
Return After Taxes on Distributions and Sale of Fund Shares	-2.55	6.87	3.13

Class B shares: Inception (9/15/1997)	-5.89	8.77	3.97

Class C shares: Inception (1/2/1998)	-1.95	9.06	3.82

Class R shares[1]: Inception (10/31/2005)	-0.51	9.61	4.35

Class Y shares[2]: Inception (10/3/2008)	-0.04	10.14	4.75

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	4.94	10.20	6.03

Lipper Global Equity Income Funds Index	2.01	8.00	—

1	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Deutschland GmbH
Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011

Uwe Draeger	Portfolio Manager	2008

Nils Huter	Portfolio Manager	2013

Charles Ko	Portfolio Manager	2013

Jens Langewand	Portfolio Manager	2010

Andrew Waisburd	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs of domestic and foreign issuers. REITs are trusts that sell equity and or debt securities to investors and use the proceeds to invest in real estate or interests therein.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.
3                                  Invesco Global Low Volatility Equity Yield Fund

The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark index when constructing the portfolio. The portfolio managers believe that the lack of benchmark index relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the benchmark index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in
4                                  Invesco Global Low Volatility Equity Yield Fund

government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Invesco Asset Management Deutschland GmbH, (Invesco Deutschland) serves as the Fund’s investment sub-adviser. Invesco Deutschland, an affiliate of the Adviser, is located at An der Welle 5, 1st Floor, Frankfurt, Germany. Invesco Deutschland has been managing assets for institutional and retail clients since 1998 and is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and research services.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading
5                                  Invesco Global Low Volatility Equity Yield Fund

Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.79% of Invesco Global Low Volatility Equity Yield Fund's average daily net assets, after fee waiver and/or expense reimbursement.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
Investment decisions for the Fund are made by the investment management team at Invesco and Invesco Deutschland. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers.
■	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005.
■	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.
■	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Global Low Volatility Equity Yield Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Lipper Global Equity Income Funds Index is an unmanaged index considered representative of global equity income funds tracked by Lipper.
MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
6                                  Invesco Global Low Volatility Equity Yield Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 is not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$14.44	$0.53	$(0.55)	$(0.02)	$(0.53)	$13.89	(0.33)%	$140,461	1.45% (e)	1.46% (e)	3.55% (e)	64%
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54	1.54	2.10	103
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	11.38	13.32	94,785	1.63	1.63	1.21	72
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	10.28	(2.98)	98,542	1.56	1.56	1.91	86
Year ended 12/31/10	9.63	0.11	1.14	1.25	(0.14)	10.74	13.00	124,102	1.61	1.61	1.09	74

Class B
Year ended 12/31/14	13.66	0.39	(0.52)	(0.13)	(0.39)	13.14	(1.08)	3,580	2.20 (e)	2.21 (e)	2.80 (e)	64
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29	2.29	1.35	103
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	10.81	12.53	6,626	2.38	2.38	0.46	72
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	9.74	(3.74)	9,313	2.31	2.31	1.16	86
Year ended 12/31/10	9.09	0.03	1.08	1.11	(0.05)	10.15	12.18	14,370	2.36	2.36	0.34	74

Class C
Year ended 12/31/14	13.66	0.40	(0.52)	(0.12)	(0.41)	13.13	(1.06)	18,936	2.20 (e)	2.21 (e)	2.80 (e)	64
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29	2.29	1.35	103
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	10.79	12.44	8,864	2.38	2.38	0.46	72
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	9.73	(3.65)	9,298	2.31	2.31	1.16	86
Year ended 12/31/10	9.08	0.03	1.07	1.10	(0.05)	10.13	12.09	11,535	2.36	2.36	0.34	74

Class R
Year ended 12/31/14	14.46	0.49	(0.55)	(0.06)	(0.49)	13.91	(0.58)	1,627	1.70 (e)	1.71 (e)	3.30 (e)	64
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79	1.79	1.85	103
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	11.41	13.01	931	1.88	1.88	0.96	72
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	10.30	(3.13)	888	1.81	1.81	1.66	86
Year ended 12/31/10	9.63	0.08	1.14	1.22	(0.11)	10.74	12.68	1,146	1.86	1.86	0.84	74

Class Y
Year ended 12/31/14	14.49	0.57	(0.55)	0.02	(0.59)	13.92	(0.04)	10,067	1.20 (e)	1.21 (e)	3.80 (e)	64
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29	1.29	2.35	103
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	11.38	13.55	756	1.38	1.38	1.46	72
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	10.29	(2.76)	599	1.31	1.31	2.16	86
Year ended 12/31/10	9.65	0.13	1.15	1.28	(0.17)	10.76	13.27	720	1.36	1.36	1.34	74

Class R5
Year ended 12/31/14	14.63	0.61	(0.55)	0.06	(0.61)	14.08	0.21	13,373	0.97 (e)	0.98 (e)	4.03 (e)	64
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02	1.02	2.62	103
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	11.49	13.96	18,609	1.06	1.06	1.78	72
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	10.39	(2.44)	16,133	0.98	0.98	2.49	86
Year ended 12/31/10	9.77	0.17	1.17	1.34	(0.23)	10.88	13.76	18,770	0.97	0.97	1.73	74

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $140,918, $4,686, $18,602, $1,538, $9,221 and $17,657 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
7                                  Invesco Global Low Volatility Equity Yield Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.45%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.15)%	1.12%	4.50%	7.99%	11.60%	15.33%	19.18%	23.16%	27.27%	31.52%
End of Year Balance	$9,785.48	$10,112.31	$10,450.06	$10,799.09	$11,159.78	$11,532.52	$11,917.71	$12,315.76	$12,727.10	$13,152.19
Estimated Annual Expenses	$ 689.46	$ 165.15	$ 170.67	$ 176.37	$ 182.26	$ 188.35	$ 194.64	$ 201.14	$ 207.86	$ 214.80

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.45%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.55%	7.01%	10.58%	14.28%	18.09%	22.04%	26.11%	30.33%	34.68%	39.18%
End of Year Balance	$10,355.00	$10,700.86	$11,058.27	$11,427.61	$11,809.29	$12,203.72	$12,611.33	$13,032.55	$13,467.83	$13,917.66
Estimated Annual Expenses	$ 147.57	$ 174.76	$ 180.60	$ 186.63	$ 192.87	$ 199.31	$ 205.96	$ 212.84	$ 219.95	$ 227.30

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.20%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	1.66%	1.66%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.80%	5.46%	8.19%	11.00%	13.87%	16.82%	19.85%	22.95%	27.06%	31.30%
End of Year Balance	$10,280.00	$10,546.25	$10,819.40	$11,099.62	$11,387.10	$11,682.03	$11,984.59	$12,294.99	$12,705.65	$13,130.02
Estimated Annual Expenses	$ 223.08	$ 250.96	$ 257.46	$ 264.12	$ 270.97	$ 277.98	$ 285.18	$ 292.57	$ 207.51	$ 214.44

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.20%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.80%	5.46%	8.19%	11.00%	13.87%	16.82%	19.85%	22.95%	26.13%	29.40%
End of Year Balance	$10,280.00	$10,546.25	$10,819.40	$11,099.62	$11,387.10	$11,682.03	$11,984.59	$12,294.99	$12,613.43	$12,940.12
Estimated Annual Expenses	$ 223.08	$ 250.96	$ 257.46	$ 264.12	$ 270.97	$ 277.98	$ 285.18	$ 292.57	$ 300.15	$ 307.92

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.70%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%	1.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.30%	6.49%	9.78%	13.17%	16.67%	20.28%	23.99%	27.83%	31.77%	35.85%
End of Year Balance	$10,330.00	$10,649.20	$10,978.26	$11,317.49	$11,667.20	$12,027.71	$12,399.37	$12,782.51	$13,177.49	$13,584.67
Estimated Annual Expenses	$ 172.81	$ 200.35	$ 206.54	$ 212.92	$ 219.50	$ 226.29	$ 233.28	$ 240.49	$ 247.92	$ 255.58

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.20%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.80%	7.53%	11.39%	15.39%	19.53%	23.82%	28.26%	32.87%	37.64%	42.58%
End of Year Balance	$10,380.00	$10,752.64	$11,138.66	$11,538.54	$11,952.77	$12,381.88	$12,826.39	$13,286.85	$13,763.85	$14,257.98
Estimated Annual Expenses	$ 122.28	$ 148.99	$ 154.33	$ 159.87	$ 165.61	$ 171.56	$ 177.72	$ 184.10	$ 190.71	$ 197.55

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
8                                  Invesco Global Low Volatility Equity Yield Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Global Low Volatility Equity Yield Fund SEC 1940 Act file number: 811-02699

invesco.com/us	GLVEY-PRO-1

Prospectus	April 30, 2015
Class: A (AADAX), B (AAEBX), C (AADCX), R (AADRX), Y (AADYX)

Invesco Growth Allocation Fund
Invesco Growth Allocation Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Growth Allocation Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.29	0.29	0.29	0.29	0.29

Acquired Fund Fees and Expenses	0.69	0.69	0.69	0.69	0.69

Total Annual Fund Operating Expenses	1.23	1.98	1.98	1.48	0.98

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$668	$919	$1,188	$1,957

Class B	$701	$921	$1,268	$2,113

Class C	$301	$621	$1,068	$2,306

Class R	$151	$468	$ 808	$1,768

Class Y	$100	$312	$ 542	$1,201

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$668	$919	$1,188	$1,957

Class B	$201	$621	$1,068	$2,113

Class C	$201	$621	$1,068	$2,306

Class R	$151	$468	$ 808	$1,768

Class Y	$100	$312	$ 542	$1,201

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 20%-25% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 25%-30% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB)
1                                  Invesco Growth Allocation Fund

and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital
2                                  Invesco Growth Allocation Fund

controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds
3                                  Invesco Growth Allocation Fund

for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 1.51%
Best Quarter (ended June 30, 2009): 19.44%
Worst Quarter (ended December 31, 2008): -23.43%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class A shares: Inception (4/30/2004)
Return Before Taxes	-1.38%	7.82%	4.63%
Return After Taxes on Distributions	-1.86	7.27	4.04
Return After Taxes on Distributions and Sale of Fund Shares	-0.52	6.05	3.64

Class B shares: Inception (4/30/2004)	-1.44	7.90	4.60

Class C shares: Inception (4/30/2004)	2.56	8.21	4.44

Class R shares: Inception (4/30/2004)	4.09	8.76	4.97

Class Y shares[1]: Inception (10/3/2008)	4.63	9.30	5.38

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Custom Growth Allocation Index (reflects no deduction for fees, expenses or taxes)	5.54	10.07	5.90

Lipper Mixed-Asset Target Allocation Growth Funds Index	7.04	10.39	6.49

1	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not
4                                  Invesco Growth Allocation Fund

permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 20%-25% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 25%-30% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in
5                                  Invesco Growth Allocation Fund

commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
6                                  Invesco Growth Allocation Fund

■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the
7                                  Invesco Growth Allocation Fund

risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
8                                  Invesco Growth Allocation Fund

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from Invesco Growth Allocation Fund.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Fund:
9                                  Invesco Growth Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund’s portfolio managers and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Growth Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
10                                  Invesco Growth Allocation Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class S are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$13.61	$0.18	$ 0.41	$ 0.59	$(0.25)	$13.95	4.35%	$850,812	0.54% (e)	0.54% (e)	1.27% (e)	18%
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51	0.51	1.03	39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46	0.55	1.55	10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	10.73	(1.13)	556,456	0.40	0.58	1.58	28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	11.10	12.91	285,192	0.46	0.61	1.69	73

Class B
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29 (e)	1.29 (e)	0.52 (e)	18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26	1.26	0.28	39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21	1.30	0.80	10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	110,133	1.15	1.33	0.83	28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	69,723	1.21	1.36	0.94	73

Class C
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29 (e)	1.29 (e)	0.52 (e)	18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26	1.26	0.28	39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21	1.30	0.80	10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	124,789	1.15	1.33	0.83	28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	74,096	1.21	1.36	0.94	73

Class R
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79 (e)	0.79 (e)	1.02 (e)	18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76	0.76	0.78	39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71	0.80	1.30	10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	10.71	(1.32)	21,917	0.65	0.83	1.33	28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	11.05	12.61	14,761	0.71	0.86	1.44	73

Class S
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44 (e)	0.44 (e)	1.37 (e)	18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41	0.41	1.13	39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36	0.45	1.65	10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	10.73	(0.96)	30,420	0.30	0.48	1.68	28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	11.10	13.02	32,295	0.36	0.51	1.79	73

Class Y
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29 (e)	0.29 (e)	1.52 (e)	18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26	0.26	1.28	39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21	0.30	1.80	10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	10.72	(0.79)	2,585	0.15	0.33	1.83	28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	11.10	13.17	1,278	0.21	0.36	1.94	73

Class R5
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17 (e)	0.17 (e)	1.64 (e)	18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16	0.16	1.38	39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15	0.16	1.86	10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	10.78	(0.78)	43	0.13	0.13	1.85	28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	11.17	13.24	112	0.13	0.13	2.02	73

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated
11                                  Invesco Growth Allocation Fund

acquired fund fees from underlying funds were 0.69%, 0.74%, 0.78%, 0.78% and 0.77% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $131,262,377 and sold of $75,210,289 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leaders Fund into the Fund. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $847,939, $108,182, $169,597, $25,415, $30,354, $5,262 and $370 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
12                                  Invesco Growth Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.94)%	1.76%	5.60%	9.58%	13.71%	17.99%	22.44%	27.06%	31.85%	36.82%
End of Year Balance	$9,806.27	$10,175.96	$10,559.59	$10,957.69	$11,370.80	$11,799.48	$12,244.32	$12,705.93	$13,184.94	$13,682.01
Estimated Annual Expenses	$ 668.43	$ 122.89	$ 127.52	$ 132.33	$ 137.32	$ 142.50	$ 147.87	$ 153.44	$ 159.23	$ 165.23

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.68%	11.74%	15.95%	20.33%	24.86%	29.57%	34.45%	39.52%	44.78%
End of Year Balance	$10,377.00	$10,768.21	$11,174.17	$11,595.44	$12,032.59	$12,486.22	$12,956.95	$13,445.42	$13,952.32	$14,478.32
Estimated Annual Expenses	$ 125.32	$ 130.04	$ 134.95	$ 140.03	$ 145.31	$ 150.79	$ 156.48	$ 162.37	$ 168.50	$ 174.85

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	6.13%	9.34%	12.64%	16.04%	19.54%	23.15%	26.87%	31.66%	36.62%
End of Year Balance	$10,302.00	$10,613.12	$10,933.64	$11,263.83	$11,604.00	$11,954.44	$12,315.47	$12,687.39	$13,165.71	$13,662.05
Estimated Annual Expenses	$ 200.99	$ 207.06	$ 213.31	$ 219.75	$ 226.39	$ 233.23	$ 240.27	$ 247.53	$ 159.00	$ 164.99

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	6.13%	9.34%	12.64%	16.04%	19.54%	23.15%	26.87%	30.71%	34.65%
End of Year Balance	$10,302.00	$10,613.12	$10,933.64	$11,263.83	$11,604.00	$11,954.44	$12,315.47	$12,687.39	$13,070.55	$13,465.28
Estimated Annual Expenses	$ 200.99	$ 207.06	$ 213.31	$ 219.75	$ 226.39	$ 233.23	$ 240.27	$ 247.53	$ 255.00	$ 262.70

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.52%	7.16%	10.94%	14.84%	18.88%	23.07%	27.40%	31.88%	36.53%	41.33%
End of Year Balance	$10,352.00	$10,716.39	$11,093.61	$11,484.10	$11,888.34	$12,306.81	$12,740.01	$13,188.46	$13,652.69	$14,133.27
Estimated Annual Expenses	$ 150.60	$ 155.91	$ 161.39	$ 167.08	$ 172.96	$ 179.04	$ 185.35	$ 191.87	$ 198.62	$ 205.62

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	8.20%	12.55%	17.08%	21.78%	26.68%	31.77%	37.07%	42.58%	48.31%
End of Year Balance	$10,402.00	$10,820.16	$11,255.13	$11,707.59	$12,178.23	$12,667.80	$13,177.04	$13,706.76	$14,257.77	$14,830.93
Estimated Annual Expenses	$ 99.97	$ 103.99	$ 108.17	$ 112.52	$ 117.04	$ 121.75	$ 126.64	$ 131.73	$ 137.03	$ 142.53

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
13                                  Invesco Growth Allocation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Growth Allocation Fund SEC 1940 Act file number: 811-02699

invesco.com/us	GAL-PRO-1

Prospectus	April 30, 2015
Class: A (ALAAX), B (BLIAX), C (CLIAX), R (RLIAX), Y (ALAYX)

Invesco Income Allocation Fund
Invesco Income Allocation Fund's investment objective is current income and, secondarily, growth of capital.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Income Allocation Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is current income and, secondarily, growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.27	0.27	0.27	0.27	0.27

Acquired Fund Fees and Expenses	0.62	0.62	0.62	0.62	0.62

Total Annual Fund Operating Expenses	1.14	1.89	1.89	1.39	0.89

Fee Waiver and/or Expense Reimbursement[2]	0.27	0.27	0.27	0.27	0.27

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87	1.62	1.62	1.12	0.62

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$634	$867	$1,118	$1,837

Class B	$665	$868	$1,196	$1,994

Class C	$265	$568	$ 996	$2,190

Class R	$114	$413	$ 735	$1,645

Class Y	$ 63	$257	$ 467	$1,071

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$634	$867	$1,118	$1,837

Class B	$165	$568	$ 996	$1,994

Class C	$165	$568	$ 996	$2,190

Class R	$114	$413	$ 735	$1,645

Class Y	$ 63	$257	$ 467	$1,071

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are each indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or real estate investment trusts (REITs). The Fund’s target allocation is to invest 60%-70% of its total assets in underlying funds that invest primarily in fixed-income securities and 30%-40% of its total assets in underlying funds that invest primarily in equity securities, including REITs.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes to be represented by underlying funds; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
1                                  Invesco Income Allocation Fund

In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage because an underlying fund can achieve a return on a capital base larger than the assets that shareholders have contributed to an underlying fund. Borrowing may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities. Borrowing may also cause an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause an underlying fund to incur interest expenses and other fees. There can be no assurance that an underlying fund's borrowing strategy will be successful.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by an underlying fund may decline below the price of the mortgage-related securities sold by an underlying fund that it is obligated to repurchase.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an
2                                  Invesco Income Allocation Fund

investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Floating Rate Risk. Some of the underlying funds may invest in floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities (which it has not done since such authority was granted to it in 1986, but has the right to do at any time), the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. The return of an underlying fund’s preferred equity segment may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the underlying index. In addition, the performance of the preferred equity segment and the underlying index may vary due to asset valuation differences and differences between the preferred equity segment and the underlying index resulting from legal restrictions, costs or liquidity constraints.
3                                  Invesco Income Allocation Fund

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
REIT Risk/Real Estate Risk. An underlying fund concentrates its investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. An underlying fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
4                                  Invesco Income Allocation Fund

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 1.87%
Best Quarter (ended June 30, 2009): 10.97%
Worst Quarter (ended December 31, 2008): -11.18%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (10/31/2005)
Return Before Taxes	2.50%	6.82%	5.32%
Return After Taxes on Distributions	1.07	5.52	3.81
Return After Taxes on Distributions and Sale of Fund Shares	1.56	4.85	3.63

Class B shares: Inception (10/31/2005)	2.63	6.92	5.28

Class C shares: Inception (10/31/2005)	6.63	7.22	5.18

Class R shares: Inception (10/31/2005)	8.26	7.76	5.71

Class Y shares[1]: Inception (10/3/2008)	8.71	8.31	6.15

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	8.28

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	8.22	8.37	6.57

Lipper Mixed-Asset Target Allocation Conservative Funds Index	4.67	6.60	5.46

1	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are each indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or REITs. The Fund’s target allocation is to invest 60%-70% of its total assets in underlying funds that invest primarily in fixed-income securities and 30%-40% of its total assets in underlying funds that invest primarily in equity securities, including REITs.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
5                                  Invesco Income Allocation Fund

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage because an underlying fund can achieve a return on a capital base larger than the assets that shareholders have contributed to an underlying fund. Borrowing may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities. Borrowing may also cause an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause an underlying fund to incur interest expenses and other fees. There can be no assurance that an underlying fund's borrowing strategy will be successful.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Convertible Securities Risk. The value of an underlying fund that owns convertible securities may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Defaulted Securities Risk. An underlying fund may invest in securities where the issuer has defaulted on the payment of interest and/or principal. Defaulted securities are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the
6                                  Invesco Income Allocation Fund

use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by an underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are
7                                  Invesco Income Allocation Fund

leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Floating Rate Risk. The terms of the senior secured floating rate loans and debt securities in which an underlying fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after the underlying fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to an underlying fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, an underlying fund’s access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, an underlying fund may not receive payments to which it is entitled.
Foreign Currency Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. An underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund paying additional tax or the underlying fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
8                                  Invesco Income Allocation Fund

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. The return of an underlying fund’s preferred equity segment may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the underlying index. In addition, the performance of the preferred equity segment and the underlying index may vary due to asset valuation differences and differences between the preferred equity segment and the underlying index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
REIT Risk/Real Estate Risk. An underlying fund concentrates its investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying
9                                  Invesco Income Allocation Fund

fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby increasing an underlying fund’s potential volatility. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from Invesco Income Allocation Fund.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Manager
The following individual is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund's portfolio manager and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
10                                  Invesco Income Allocation Fund

The Fund's SAI provides additional information about the portfolio manager's investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Income Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000® Index, MSCI EAFE® Index, FTSE NAREIT Equity REITs Index and Barclays U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
11                                  Invesco Income Allocation Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 is not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$10.69	$0.38	$ 0.51	$0.89	$(0.40)	$11.18	8.44%	$199,834	0.25% (e)	0.52% (e)	3.42% (e)	4%
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	10.69	6.53	131,485	0.25	0.56	3.39	24
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	10.38	11.83	85,518	0.26	0.63	3.96	20
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	9.62	3.54	63,727	0.28	0.65	4.00	11
Year ended 12/31/10	9.13	0.40	0.50	0.90	(0.39)	9.64	10.02	55,556	0.28	0.67	4.22	16

Class B
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	11.19	7.63	4,357	1.00 (e)	1.27 (e)	2.67 (e)	4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	5,157	1.00	1.31	2.64	24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	5,980	1.01	1.38	3.21	20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	6,592	1.03	1.40	3.25	11
Year ended 12/31/10	9.13	0.33	0.51	0.84	(0.32)	9.65	9.31	6,811	1.03	1.42	3.47	16

Class C
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	11.19	7.63	68,771	1.00 (e)	1.27 (e)	2.67 (e)	4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	38,400	1.00	1.31	2.64	24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	23,814	1.01	1.38	3.21	20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	20,669	1.03	1.40	3.25	11
Year ended 12/31/10	9.14	0.33	0.50	0.83	(0.32)	9.65	9.18	19,802	1.03	1.42	3.47	16

Class R
Year ended 12/31/14	10.69	0.35	0.52	0.87	(0.37)	11.19	8.26	3,073	0.50 (e)	0.77 (e)	3.17 (e)	4
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	10.69	6.27	2,046	0.50	0.81	3.14	24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	10.38	11.55	1,899	0.51	0.88	3.71	20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	9.62	3.18	1,173	0.53	0.90	3.75	11
Year ended 12/31/10	9.13	0.37	0.51	0.88	(0.36)	9.65	9.86	1,078	0.53	0.92	3.97	16

Class Y
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	11.18	8.71	14,031	0.00 (e)	0.27 (e)	3.67 (e)	4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	2,697	0.00	0.31	3.64	24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	2,302	0.01	0.38	4.21	20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	9.62	3.70	1,502	0.03	0.40	4.25	11
Year ended 12/31/10	9.13	0.42	0.51	0.93	(0.41)	9.65	10.42	757	0.03	0.42	4.47	16

Class R5
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	11.18	8.71	882	0.00 (e)	0.23 (e)	3.67 (e)	4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	283	0.00	0.27	3.64	24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	227	0.01	0.30	4.21	20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	9.62	3.81	27	0.03	0.34	4.25	11
Year ended 12/31/10	9.13	0.42	0.50	0.92	(0.41)	9.64	10.30	11	0.03	0.33	4.47	16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62%, 0.60%, 0.65%, 0.65% and 0.60% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $162,573, $4,909, $51,380, $2,821, $6,410 and $525 for Class A, Class B, Class C, Class R, Class Y, and Class R5 shares, respectively.
12                                  Invesco Income Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year;
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.60)%	2.20%	6.15%	10.24%	14.50%	18.92%	23.51%	28.28%	33.23%	38.37%
End of Year Balance	$9,840.29	$10,220.12	$10,614.62	$11,024.34	$11,449.88	$11,891.85	$12,350.87	$12,827.61	$13,322.76	$13,837.02
Estimated Annual Expenses	$ 633.91	$ 114.34	$ 118.76	$ 123.34	$ 128.10	$ 133.05	$ 138.18	$ 143.52	$ 149.06	$ 154.81

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	8.15%	12.32%	16.66%	21.16%	25.84%	30.70%	35.74%	40.98%	46.42%
End of Year Balance	$10,413.00	$10,814.94	$11,232.40	$11,665.97	$12,116.28	$12,583.96	$13,069.70	$13,574.20	$14,098.16	$14,642.35
Estimated Annual Expenses	$ 88.80	$ 121.00	$ 125.67	$ 130.52	$ 135.56	$ 140.79	$ 146.23	$ 151.87	$ 157.73	$ 163.82

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.62%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.38%	6.60%	9.91%	13.33%	16.85%	20.49%	24.23%	28.10%	33.04%	38.18%
End of Year Balance	$10,338.00	$10,659.51	$10,991.02	$11,332.84	$11,685.29	$12,048.71	$12,423.42	$12,809.79	$13,304.25	$13,817.79
Estimated Annual Expenses	$ 164.74	$ 198.43	$ 204.60	$ 210.96	$ 217.52	$ 224.29	$ 231.26	$ 238.45	$ 148.85	$ 154.60

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.62%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.38%	6.60%	9.91%	13.33%	16.85%	20.49%	24.23%	28.10%	32.08%	36.19%
End of Year Balance	$10,338.00	$10,659.51	$10,991.02	$11,332.84	$11,685.29	$12,048.71	$12,423.42	$12,809.79	$13,208.18	$13,618.95
Estimated Annual Expenses	$ 164.74	$ 198.43	$ 204.60	$ 210.96	$ 217.52	$ 224.29	$ 231.26	$ 238.45	$ 245.87	$ 253.52

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.12%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.63%	11.52%	15.54%	19.71%	24.03%	28.51%	33.15%	37.96%	42.94%
End of Year Balance	$10,388.00	$10,763.01	$11,151.55	$11,554.12	$11,971.23	$12,403.39	$12,851.15	$13,315.08	$13,795.75	$14,293.78
Estimated Annual Expenses	$ 114.17	$ 147.00	$ 152.31	$ 157.80	$ 163.50	$ 169.40	$ 175.52	$ 181.86	$ 188.42	$ 195.22

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.62%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.38%	8.67%	13.14%	17.79%	22.63%	27.67%	32.91%	38.38%	44.06%	49.99%
End of Year Balance	$10,438.00	$10,867.00	$11,313.64	$11,778.63	$12,262.73	$12,766.73	$13,291.44	$13,837.72	$14,406.45	$14,998.55
Estimated Annual Expenses	$ 63.36	$ 94.81	$ 98.70	$ 102.76	$ 106.98	$ 111.38	$ 115.96	$ 120.72	$ 125.69	$ 130.85

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
13

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Income Allocation Fund SEC 1940 Act file number: 811-02699

invesco.com/us	INCAL-PRO-1

Prospectus	April 30, 2015
Class: A (AINAX), B (INABX), C (INACX), R (RINAX), Y (AINYX)

Invesco International Allocation Fund
Invesco International Allocation Fund’s investment objective is long-term growth of capital.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco International Allocation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.38	0.38	0.38	0.38	0.38

Acquired Fund Fees and Expenses	0.88	0.88	0.88	0.88	0.88

Total Annual Fund Operating Expenses	1.51	2.26	2.26	1.76	1.26

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,001	$1,328	$2,252

Class B	$729	$1,006	$1,410	$2,407

Class C	$329	$ 706	$1,210	$2,595

Class R	$179	$ 554	$ 954	$2,073

Class Y	$128	$ 400	$ 692	$1,523

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,001	$1,328	$2,252

Class B	$229	$ 706	$1,210	$2,407

Class C	$229	$ 706	$1,210	$2,595

Class R	$179	$ 554	$ 954	$2,073

Class Y	$128	$ 400	$ 692	$1,523

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The Fund’s target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities. A portion of the underlying fund’s assets may be invested in fixed-income securities.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes to be represented by underlying funds; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to
1                                  Invesco International Allocation Fund

distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the underlying fund.
Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the
2                                  Invesco International Allocation Fund

distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 1.87%
Best Quarter (ended June 30, 2009): 26.07%
Worst Quarter (ended December 31, 2008): -23.35%
Average Annual Total Returns (for the period ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (10/31/2005)
Return Before Taxes	-7.15%	4.06%	3.89%
Return After Taxes on Distributions	-7.52	3.68	3.23
Return After Taxes on Distributions and Sale of Fund Shares	-3.75	3.24	3.13

Class B shares: Inception (10/31/2005)	-7.35	4.12	3.85

Class C shares: Inception (10/31/2005)	-3.48	4.46	3.75

Class R shares: Inception (10/31/2005)	-2.05	5.00	4.28

Class Y shares[1]: Inception (10/3/2008)	-1.52	5.51	4.71

MSCI All Country World ex-U.S. Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	-3.87	4.43	4.76

Lipper International Multi-Cap Core Funds Index	-4.65	6.32	5.22

1	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The Fund’s target allocation is to invest 100% of its total
3                                  Invesco International Allocation Fund

assets in underlying funds that invest primarily in equity securities. A portion of the underlying fund’s assets may be invested in fixed-income securities.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes to be represented by underlying funds; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the
4                                  Invesco International Allocation Fund

character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the underlying fund.
Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an
5                                  Invesco International Allocation Fund

underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from Invesco International Allocation Fund.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Manager
The following individual is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund’s portfolio manager and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio manager's investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco International Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
6                                  Invesco International Allocation Fund

Benchmark Descriptions

Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.
MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging stock markets, excluding the U.S.
7                                  Invesco International Allocation Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 is not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(e)
Class A
Year ended 12/31/14	$11.07	$0.16	$(0.36)	$(0.20)	$(0.18)	$10.69	(1.78)%	$128,452	0.63% (f)	0.63% (f)	1.46% (f)	12%
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64	0.64	1.36	8
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	9.94	13.62	125,566	0.60	0.68	1.42	6
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	9.07	(8.57)	123,677	0.43	0.66	1.97	11
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	10.10	12.04	140,375	0.43	0.64	1.50	6

Class B
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	5,276	1.38 (f)	1.38 (f)	0.71 (f)	12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39	1.39	0.61	8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	10,606	1.35	1.43	0.67	6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	12,392	1.18	1.41	1.22	11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	17,336	1.18	1.39	0.75	6

Class C
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	27,874	1.38 (f)	1.38 (f)	0.71 (f)	12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39	1.39	0.61	8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	27,929	1.35	1.43	0.67	6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	29,727	1.18	1.41	1.22	11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	40,020	1.18	1.39	0.75	6

Class R
Year ended 12/31/14	11.07	0.14	(0.37)	(0.23)	(0.15)	10.69	(2.05)	6,260	0.88 (f)	0.88 (f)	1.21 (f)	12
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89	0.89	1.11	8
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	9.94	13.35	5,554	0.85	0.93	1.17	6
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	9.04	(8.81)	4,929	0.68	0.91	1.72	11
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	10.06	11.84	5,679	0.68	0.89	1.25	6

Class Y
Year ended 12/31/14	11.03	0.19	(0.36)	(0.17)	(0.21)	10.65	(1.52)	7,345	0.38 (f)	0.38 (f)	1.71 (f)	12
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39	0.39	1.61	8
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	9.91	13.90	6,732	0.35	0.43	1.67	6
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	9.07	(8.30)	4,396	0.18	0.41	2.22	11
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	10.10	12.29	4,965	0.18	0.39	1.75	6

Class R5
Year ended 12/31/14	11.07	0.23	(0.38)	(0.15)	(0.24)	10.68	(1.35)	42	0.17 (f)	0.17 (f)	1.92 (f)	12
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18	0.18	1.82	8
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	9.94	14.09	274	0.21	0.22	1.81	6
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	9.10	(8.52)	177	0.18	0.22	2.22	11
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	10.16	12.59	89	0.16	0.16	1.77	6

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years ended December 31, 2011 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.88%, 0.88% and 0.88% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are based on average daily net assets (000’s omitted) of $135,879, $7,335, $29,838, $6,612, $6,881 and $512, for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
8                                  Invesco International Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.20)%	1.21%	4.74%	8.40%	12.18%	16.10%	20.15%	24.34%	28.68%	33.17%
End of Year Balance	$9,779.81	$10,121.12	$10,474.35	$10,839.90	$11,218.21	$11,609.73	$12,014.91	$12,434.23	$12,868.18	$13,317.28
Estimated Annual Expenses	$ 695.19	$ 150.25	$ 155.50	$ 160.92	$ 166.54	$ 172.35	$ 178.37	$ 184.59	$ 191.03	$ 197.70

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.49%	7.10%	10.84%	14.71%	18.71%	22.85%	27.14%	31.58%	36.17%	40.92%
End of Year Balance	$10,349.00	$10,710.18	$11,083.97	$11,470.80	$11,871.13	$12,285.43	$12,714.19	$13,157.92	$13,617.13	$14,092.36
Estimated Annual Expenses	$ 153.63	$ 159.00	$ 164.55	$ 170.29	$ 176.23	$ 182.38	$ 188.75	$ 195.33	$ 202.15	$ 209.21

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	1.51%	1.51%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.74%	5.56%	8.45%	11.42%	14.47%	17.61%	20.83%	24.14%	28.47%	32.96%
End of Year Balance	$10,274.00	$10,555.51	$10,844.73	$11,141.87	$11,447.16	$11,760.81	$12,083.06	$12,414.14	$12,847.39	$13,295.76
Estimated Annual Expenses	$ 229.10	$ 235.37	$ 241.82	$ 248.45	$ 255.26	$ 262.25	$ 269.44	$ 276.82	$ 190.72	$ 197.38

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%	2.26%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.74%	5.56%	8.45%	11.42%	14.47%	17.61%	20.83%	24.14%	27.54%	31.04%
End of Year Balance	$10,274.00	$10,555.51	$10,844.73	$11,141.87	$11,447.16	$11,760.81	$12,083.06	$12,414.14	$12,754.28	$13,103.75
Estimated Annual Expenses	$ 229.10	$ 235.37	$ 241.82	$ 248.45	$ 255.26	$ 262.25	$ 269.44	$ 276.82	$ 284.40	$ 292.20

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.24%	6.58%	10.04%	13.60%	17.28%	21.08%	25.01%	29.06%	33.24%	37.56%
End of Year Balance	$10,324.00	$10,658.50	$11,003.83	$11,360.36	$11,728.43	$12,108.43	$12,500.75	$12,905.77	$13,323.92	$13,755.61
Estimated Annual Expenses	$ 178.85	$ 184.65	$ 190.63	$ 196.80	$ 203.18	$ 209.76	$ 216.56	$ 223.58	$ 230.82	$ 238.30

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.74%	7.62%	11.64%	15.82%	20.15%	24.65%	29.31%	34.14%	39.16%	44.37%
End of Year Balance	$10,374.00	$10,761.99	$11,164.49	$11,582.04	$12,015.21	$12,464.57	$12,930.75	$13,414.36	$13,916.06	$14,436.52
Estimated Annual Expenses	$ 128.36	$ 133.16	$ 138.14	$ 143.30	$ 148.66	$ 154.22	$ 159.99	$ 165.97	$ 172.18	$ 178.62

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
9                                  Invesco International Allocation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco International Allocation Fund SEC 1940 Act file number: 811-02699

invesco.com/us	INTAL-PRO-1

Prospectus	April 30, 2015
Class: A (GTAGX), B (GTABX), C (GTACX), R (GTARX), Y (GTAYX)

Invesco Mid Cap Core Equity Fund
Invesco Mid Cap Core Equity Fund’s investment objective is long-term growth of capital.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Mid Cap Core Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.26	0.26	0.26	0.26	0.26

Acquired Fund Fees and Expenses	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses	1.22	1.97	1.97	1.47	0.97

Fee Waiver and/or Expense Reimbursement[2]	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20	1.95	1.95	1.45	0.95

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$666	$914	$1,182	$1,944

Class B	$698	$916	$1,261	$2,100

Class C	$298	$616	$1,061	$2,294

Class R	$148	$463	$ 801	$1,756

Class Y	$ 97	$307	$ 534	$1,188

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$666	$914	$1,182	$1,944

Class B	$198	$616	$1,061	$2,100

Class C	$198	$616	$1,061	$2,294

Class R	$148	$463	$ 801	$1,756

Class Y	$ 97	$307	$ 534	$1,188

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of issuers in the Russell Midcap® Index ranged from $203.5 million to $32.7 billion.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have
1                                  Invesco Mid Cap Core Equity Fund

determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.
The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 2.30%
Best Quarter (ended June 30, 2009): 16.92%
Worst Quarter (ended December 31, 2008): -21.40%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class A shares: Inception (6/9/1987)
Return Before Taxes	-1.25%	8.24%	6.29%
Return After Taxes on Distributions	-3.84	6.67	4.68
Return After Taxes on Distributions and Sale of Fund Shares	1.18	6.39	5.02

Class B shares: Inception (4/1/1993)	-0.70	8.37	6.25

Class C shares: Inception (5/3/1999)	2.81	8.65	6.09

Class R shares: Inception (6/3/2002)	4.24	9.19	6.62

Class Y shares[1]: Inception (10/3/2008)	4.76	9.74	7.06

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	13.22	17.19	9.56

Lipper Mid-Cap Core Funds Index	8.89	14.88	8.51

1	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
2                                  Invesco Mid Cap Core Equity Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager (lead)	1998

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of issuers in the Russell Midcap® Index ranged from $203.5 million to $32.7 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is a widely recognized, unmanaged index of equity securities of the 1,000 largest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized issuers.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.
The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.
3                                  Invesco Mid Cap Core Equity Fund

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than
4                                  Invesco Mid Cap Core Equity Fund

about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.66% of Invesco Mid Cap Core Equity Fund's average daily net assets, after fee waiver and/or expense reimbursement.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1998.
■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.
The portfolio managers are assisted by investment professionals from Invesco's Global Core Equity Team. Members of the team may change from time to time.
The lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Mid Cap Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
5                                  Invesco Mid Cap Core Equity Fund

Benchmark Descriptions

Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
6                                  Invesco Mid Cap Core Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class R6 are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$25.20	$ 0.04	$ 1.01	$ 1.05	$(0.00)	$(2.73)	$(2.73)	$23.52	4.51%	$1,155,635	1.17% (d)	1.19% (d)	0.17% (d)	35%
Year ended 12/31/13	21.37	(0.01)	6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16	1.19	(0.04)	33
Year ended 12/31/12	21.02	0.12 (e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17	1.20	0.55 (e)	61
Year ended 12/31/11	23.17	(0.02)	(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16	1.19	(0.09)	57
Year ended 12/31/10	20.95	0.01	2.61	2.62	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18	1.21	0.06	61

Class B
Year ended 12/31/14	18.81	(0.11)	0.73	0.62	—	(2.73)	(2.73)	16.70	3.74	25,115	1.92 (d)	1.94 (d)	(0.58) (d)	35
Year ended 12/31/13	16.55	(0.15)	4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91	1.94	(0.79)	33
Year ended 12/31/12	16.66	(0.03) (e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92	1.95	(0.20) (e)	61
Year ended 12/31/11	18.66	(0.16)	(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91	1.94	(0.84)	57
Year ended 12/31/10	17.06	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93	1.96	(0.69)	61

Class C
Year ended 12/31/14	18.76	(0.11)	0.72	0.61	—	(2.73)	(2.73)	16.64	3.69	180,461	1.92 (d)	1.94 (d)	(0.58) (d)	35
Year ended 12/31/13	16.51	(0.15)	4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91	1.94	(0.79)	33
Year ended 12/31/12	16.62	(0.03) (e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92	1.95	(0.20) (e)	61
Year ended 12/31/11	18.62	(0.16)	(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91	1.94	(0.84)	57
Year ended 12/31/10	17.02	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93	1.96	(0.69)	61

Class R
Year ended 12/31/14	24.65	(0.02)	0.98	0.96	—	(2.73)	(2.73)	22.88	4.24	99,552	1.42 (d)	1.44 (d)	(0.08) (d)	35
Year ended 12/31/13	21.00	(0.07)	6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41	1.44	(0.29)	33
Year ended 12/31/12	20.66	0.07 (e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42	1.45	0.30 (e)	61
Year ended 12/31/11	22.85	(0.08)	(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41	1.44	(0.34)	57
Year ended 12/31/10	20.71	(0.04)	2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43	1.46	(0.19)	61

Class Y
Year ended 12/31/14	25.44	0.11	1.01	1.12	(0.07)	(2.73)	(2.80)	23.76	4.76	808,895	0.92 (d)	0.94 (d)	0.42 (d)	35
Year ended 12/31/13	21.50	0.05	6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91	0.94	0.21	33
Year ended 12/31/12	21.14	0.18 (e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92	0.95	0.80 (e)	61
Year ended 12/31/11	23.25	0.04	(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91	0.94	0.16	57
Year ended 12/31/10	20.97	0.07	2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93	0.96	0.31	61

Class R5
Year ended 12/31/14	26.73	0.15	1.07	1.22	(0.11)	(2.73)	(2.84)	25.11	4.88	146,211	0.81 (d)	0.83 (d)	0.53 (d)	35
Year ended 12/31/13	22.47	0.08	6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81	0.83	0.31	33
Year ended 12/31/12	22.03	0.22 (e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80	0.83	0.92 (e)	61
Year ended 12/31/11	24.15	0.07	(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79	0.82	0.28	57
Year ended 12/31/10	21.74	0.11	2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76	0.79	0.48	61

Class R6
Year ended 12/31/14	26.76	0.17	1.07	1.24	(0.13)	(2.73)	(2.86)	25.14	4.97	3,650	0.72 (d)	0.74 (d)	0.62 (d)	35
Year ended 12/31/13	22.48	0.11	6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72	0.74	0.40	33
Year ended 12/31/12(f)	24.00	0.07 (e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67 (g)	0.70 (g)	1.05 (e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $1,294,852, $29,636, $195,190, $114,128, $725,963, $179,855 and $3,836 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes a special cash dividend received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75%, and $0.03 and 0.88%, for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
7                                  Invesco Mid Cap Core Equity Fund

(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.
8                                  Invesco Mid Cap Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.20%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.91)%	1.80%	5.65%	9.64%	13.78%	18.09%	22.55%	27.18%	31.99%	36.98%
End of Year Balance	$9,809.10	$10,179.88	$10,564.68	$10,964.03	$11,378.47	$11,808.58	$12,254.94	$12,718.18	$13,198.92	$13,697.84
Estimated Annual Expenses	$ 665.55	$ 121.93	$ 126.54	$ 131.33	$ 136.29	$ 141.44	$ 146.79	$ 152.34	$ 158.09	$ 164.07

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.20%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.80%	7.72%	11.80%	16.02%	20.41%	24.96%	29.68%	34.58%	39.67%	44.95%
End of Year Balance	$10,380.00	$10,772.36	$11,179.56	$11,602.15	$12,040.71	$12,495.85	$12,968.19	$13,458.39	$13,967.11	$14,495.07
Estimated Annual Expenses	$ 122.28	$ 129.03	$ 133.91	$ 138.97	$ 144.22	$ 149.67	$ 155.33	$ 161.20	$ 167.30	$ 173.62

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.95%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.05%	6.17%	9.39%	12.70%	16.12%	19.64%	23.26%	27.00%	31.80%	36.78%
End of Year Balance	$10,305.00	$10,617.24	$10,938.94	$11,270.39	$11,611.89	$11,963.73	$12,326.23	$12,699.71	$13,179.76	$13,677.96
Estimated Annual Expenses	$ 197.97	$ 206.08	$ 212.33	$ 218.76	$ 225.39	$ 232.22	$ 239.26	$ 246.51	$ 157.86	$ 163.83

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.95%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.05%	6.17%	9.39%	12.70%	16.12%	19.64%	23.26%	27.00%	30.85%	34.81%
End of Year Balance	$10,305.00	$10,617.24	$10,938.94	$11,270.39	$11,611.89	$11,963.73	$12,326.23	$12,699.71	$13,084.51	$13,480.97
Estimated Annual Expenses	$ 197.97	$ 206.08	$ 212.33	$ 218.76	$ 225.39	$ 232.22	$ 239.26	$ 246.51	$ 253.97	$ 261.67

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.45%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.55%	7.21%	10.99%	14.91%	18.96%	23.16%	27.51%	32.01%	36.67%	41.50%
End of Year Balance	$10,355.00	$10,720.53	$11,098.97	$11,490.76	$11,896.38	$12,316.33	$12,751.09	$13,201.21	$13,667.21	$14,149.66
Estimated Annual Expenses	$ 147.57	$ 154.91	$ 160.37	$ 166.03	$ 171.90	$ 177.96	$ 184.25	$ 190.75	$ 197.48	$ 204.45

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.05%	8.24%	12.61%	17.14%	21.86%	26.78%	31.88%	37.20%	42.73%	48.48%
End of Year Balance	$10,405.00	$10,824.32	$11,260.54	$11,714.34	$12,186.43	$12,677.54	$13,188.45	$13,719.94	$14,272.86	$14,848.05
Estimated Annual Expenses	$ 96.92	$ 102.96	$ 107.11	$ 111.43	$ 115.92	$ 120.59	$ 125.45	$ 130.51	$ 135.77	$ 141.24

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
9                                  Invesco Mid Cap Core Equity Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Mid Cap Core Equity Fund SEC 1940 Act file number: 811-02699

invesco.com/us	MCCE-PRO-1

Prospectus	April 30, 2015
Class: A (AMKAX), B (AMKBX), C (AMKCX), R (AMKRX), Y (ABKYX)

Invesco Moderate Allocation Fund
Invesco Moderate Allocation Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Moderate Allocation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y
Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses	0.22	0.22	0.22	0.22	0.22

Acquired Fund Fees and Expenses	0.67	0.67	0.67	0.67	0.67

Total Annual Fund Operating Expenses	1.14	1.89	1.89	1.39	0.89

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$660	$892	$1,143	$1,860

Class B	$692	$894	$1,221	$2,016

Class C	$292	$594	$1,021	$2,212

Class R	$142	$440	$ 761	$1,669

Class Y	$ 91	$284	$ 493	$1,096

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$660	$892	$1,143	$1,860

Class B	$192	$594	$1,021	$2,016

Class C	$192	$594	$1,021	$2,212

Class R	$142	$440	$ 761	$1,669

Class Y	$ 91	$284	$ 493	$1,096

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 47%—57% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 25%—35% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 15%—20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 20%—25% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
1                                  Invesco Moderate Allocation Fund

Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because
2                                  Invesco Moderate Allocation Fund

certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional
3                                  Invesco Moderate Allocation Fund

economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 1.62%
Best Quarter (ended June 30, 2009): 14.31%
Worst Quarter (ended December 31, 2008): -16.75%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class A shares: Inception (4/30/2004)
Return Before Taxes	-1.38%	6.98%	4.65%
Return After Taxes on Distributions	-2.08	6.14	3.64
Return After Taxes on Distributions and Sale of Fund Shares	-0.61	5.19	3.39

Class B shares: Inception (4/30/2004)	-1.38	7.11	4.62

Class C shares: Inception (4/30/2004)	2.62	7.39	4.45

Class R shares: Inception (4/30/2004)	4.13	7.93	4.98

Class Y shares[1]: Inception (10/3/2008)	4.74	8.49	5.41

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Custom Moderate Allocation Index (reflects no deduction for fees, expenses or taxes)	5.95	9.02	6.11

Lipper Mixed-Asset Target Allocation Moderate Funds Index	6.22	8.81	5.52

1	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
4                                  Invesco Moderate Allocation Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and
exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 47%—57% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 25%—35% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 15%—20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 20%—25% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
5                                  Invesco Moderate Allocation Fund

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to
6                                  Invesco Moderate Allocation Fund

balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an
7                                  Invesco Moderate Allocation Fund

exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
8                                  Invesco Moderate Allocation Fund

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated
9                                  Invesco Moderate Allocation Fund

collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from Invesco Moderate Allocation Fund.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Fund:
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund’s portfolio managers and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Moderate Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
10                                  Invesco Moderate Allocation Fund

Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
11                                  Invesco Moderate Allocation Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class S are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$12.30	$0.23	$ 0.31	$0.54	$(0.26)	$12.58	4.39%	$659,139	0.47% (e)	0.47% (e)	1.83% (e)	15%
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46	0.46	1.61	23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43	0.48	2.10	11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	10.39	1.26	481,483	0.37	0.51	2.30	26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	10.50	12.03	334,067	0.37	0.52	2.87	69

Class B
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	12.49	3.62	48,796	1.22 (e)	1.22 (e)	1.08 (e)	15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21	1.21	0.86	23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18	1.23	1.35	11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	10.35	0.52	93,053	1.12	1.26	1.55	26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.25	79,150	1.12	1.27	2.12	69

Class C
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	12.48	3.62	154,724	1.22 (e)	1.22 (e)	1.08 (e)	15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21	1.21	0.86	23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18	1.23	1.35	11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	10.34	0.42	115,040	1.12	1.26	1.55	26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.26	104,060	1.12	1.27	2.12	69

Class R
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	12.55	4.13	21,117	0.72 (e)	0.72 (e)	1.58 (e)	15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71	0.71	1.36	23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68	0.73	1.85	11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	10.38	1.01	17,906	0.62	0.76	2.05	26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	10.49	11.77	21,639	0.62	0.77	2.62	69

Class S
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	12.58	4.58	31,854	0.37 (e)	0.37 (e)	1.93 (e)	15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36	0.36	1.71	23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33	0.38	2.20	11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	10.38	1.35	35,229	0.27	0.41	2.40	26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	10.49	12.15	34,746	0.27	0.42	2.97	69

Class Y
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	12.60	4.74	6,870	0.22 (e)	0.22 (e)	2.08 (e)	15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21	0.21	1.86	23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18	0.23	2.35	11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	10.39	1.49	1,851	0.12	0.26	2.55	26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	10.50	12.42	1,085	0.12	0.27	3.12	69

Class R5
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	12.62	4.71	159	0.16 (e)	0.16 (e)	2.14 (e)	15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17	0.17	1.90	23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13	0.13	2.40	11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	10.42	1.50	1,110	0.10	0.10	2.57	26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	10.53	12.28	1,061	0.11	0.11	3.13	69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated
12                                  Invesco Moderate Allocation Fund

acquired fund fees from underlying funds were 0.67%, 0.69%, 0.72%, 0.72% and 0.71% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $651,334, $56,749, $154,424, $21,765, $34,624, $6,320 and $245 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
13                                  Invesco Moderate Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.85)%	1.94%	5.87%	9.96%	14.20%	18.61%	23.19%	27.94%	32.88%	38.01%
End of Year Balance	$9,814.77	$10,193.62	$10,587.09	$10,995.76	$11,420.19	$11,861.01	$12,318.85	$12,794.35	$13,288.22	$13,801.14
Estimated Annual Expenses	$ 659.81	$ 114.05	$ 118.45	$ 123.02	$ 127.77	$ 132.70	$ 137.83	$ 143.15	$ 148.67	$ 154.41

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.87%	12.03%	16.36%	20.85%	25.51%	30.36%	35.39%	40.62%	46.04%
End of Year Balance	$10,386.00	$10,786.90	$11,203.27	$11,635.72	$12,084.86	$12,551.33	$13,035.82	$13,539.00	$14,061.60	$14,604.38
Estimated Annual Expenses	$ 116.20	$ 120.69	$ 125.34	$ 130.18	$ 135.21	$ 140.43	$ 145.85	$ 151.48	$ 157.32	$ 163.40

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.11%	6.32%	9.62%	13.03%	16.55%	20.17%	23.91%	27.76%	32.70%	37.82%
End of Year Balance	$10,311.00	$10,631.67	$10,962.32	$11,303.25	$11,654.78	$12,017.24	$12,390.98	$12,776.34	$13,269.50	$13,781.70
Estimated Annual Expenses	$ 191.94	$ 197.91	$ 204.06	$ 210.41	$ 216.95	$ 223.70	$ 230.66	$ 237.83	$ 148.46	$ 154.19

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.11%	6.32%	9.62%	13.03%	16.55%	20.17%	23.91%	27.76%	31.74%	35.83%
End of Year Balance	$10,311.00	$10,631.67	$10,962.32	$11,303.25	$11,654.78	$12,017.24	$12,390.98	$12,776.34	$13,173.68	$13,583.38
Estimated Annual Expenses	$ 191.94	$ 197.91	$ 204.06	$ 210.41	$ 216.95	$ 223.70	$ 230.66	$ 237.83	$ 245.23	$ 252.85

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.61%	7.35%	11.23%	15.24%	19.40%	23.71%	28.18%	32.80%	37.60%	42.57%
End of Year Balance	$10,361.00	$10,735.03	$11,122.57	$11,524.09	$11,940.11	$12,371.15	$12,817.75	$13,280.47	$13,759.89	$14,256.63
Estimated Annual Expenses	$ 141.51	$ 146.62	$ 151.91	$ 157.39	$ 163.08	$ 168.96	$ 175.06	$ 181.38	$ 187.93	$ 194.71

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.39%	12.84%	17.48%	22.31%	27.34%	32.57%	38.02%	43.69%	49.60%
End of Year Balance	$10,411.00	$10,838.89	$11,284.37	$11,748.16	$12,231.01	$12,733.70	$13,257.06	$13,801.92	$14,369.18	$14,959.75
Estimated Annual Expenses	$ 90.83	$ 94.56	$ 98.45	$ 102.49	$ 106.71	$ 111.09	$ 115.66	$ 120.41	$ 125.36	$ 130.51

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
14                                  Invesco Moderate Allocation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Moderate Allocation Fund SEC 1940 Act file number: 811-02699

invesco.com/us	MAL-PRO-1

Prospectus	April 30, 2015
Class: A (MIZAX), C (MIZCX), R (MIZRX), Y (MIZYX)

Invesco Multi-Asset Inflation Fund
Invesco Multi-Asset Inflation Fund's investment objective is total return, comprised of current income and capital appreciation.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Multi-Asset Inflation Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	1.75	1.75	1.75	1.75

Acquired Fund Fees and Expenses[2]	0.63	0.63	0.63	0.63

Total Annual Fund Operating Expenses	2.78	3.53	3.03	2.53

Fee Waiver and/or Expense Reimbursement[3]	1.42	1.42	1.42	1.42

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36	2.11	1.61	1.11

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	"Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.73%, 1.48%, 0.98% and 0.48%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$681	$1,238	$1,819	$3,390

Class C	$314	$ 951	$1,710	$3,707

Class R	$164	$ 803	$1,467	$3,246

Class Y	$113	$ 652	$1,218	$2,759

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$681	$1,238	$1,819	$3,390

Class C	$214	$ 951	$1,710	$3,707

Class R	$164	$ 803	$1,467	$3,246

Class Y	$113	$ 652	$1,218	$2,759

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period October 14, 2014 (commencement of operations) to December 31, 2014, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in a mix of inflation-sensitive asset classes through underlying mutual funds and exchange traded funds (ETFs) as well as individual equity and debt securities. The mutual funds and ETFs in which the Fund invests may include those managed by Invesco Advisers, Inc. (Invesco or the Adviser) and its affiliates as well as by unaffiliated advisers (collectively referred to as the underlying funds).
The inflation-sensitive asset classes in which the Fund will invest and the weighting of each such asset class is as follows:
Asset Class	Weighting in Fund
U.S. Inflation-Indexed Investments	0%-40%

Floating Rate Bonds and Bank Loans	0%-40%

Currency-Related Investments	0%-25%

Commodity-Related Investments (other than Gold)	0%-50%

Gold and Gold Related Investments	0%-15%

Infrastructure Related Investments	0%-25%

Real Estate Related investments	0%-35%

Global Equities	0%-30%

Global Bonds	0%-30%

Other Inflation Sensitive Investments	0%-30%

The Fund has discretion to allocate and reallocate the Fund’s assets among these asset classes and, within each asset class, among underlying funds. The Fund also has discretion to vary the asset class weightings and, in the future, to invest in additional asset classes other than those identified above.
The U.S. inflation-indexed investments in which the Fund invests includes inflation-protected debt securities issued by the U.S. Treasury (referred to as TIPS), inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide investment protection. The principal payments of TIPS increase with inflation and decrease with deflation, as measured by the Consumer Price Index (CPI). When a TIPS matures, the investor is paid the greater of the adjusted principal or the
1                                  Invesco Multi-Asset Inflation Fund

original principal amount. The Fund may invest in TIPS, inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide investment protection, directly or through one or more underlying funds.
The Fund invests in floating rate bonds and bank loans through one or more underlying funds that invest in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities. Floating rate loans are made to or are issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a standardized interest rate. The floating rate bonds in which the underlying funds invest are generally securities determined to be below investment grade quality (i.e. junk bonds).
The Fund invests in currency-related investments through one or more underlying funds that invest in currency futures. The Fund will generally focus on underlying funds that provide exposure to currencies of industrialized countries, such as the currencies of the Group of 10 (G10) countries. These underlying funds may seek to track changes, whether positive or negative, in one or more currency-related indices, may take short positions in currency futures and may use leverage to seek to enhance returns.
The Fund invests in commodity-related investments (other than gold) through one or more underlying funds that invest in commodity-related futures and other derivative instruments, such as commodity-related swaps and options. The Fund will focus on underlying funds that provide exposure to agricultural/livestock, energy, industrial metals, precious metals and other physical commodities. These underlying funds may seek to track changes, whether positive or negative, in one or more commodity-related indices, may take short positions in currency futures and other derivatives such as options and swaps, and may use leverage to seek to enhance returns.
The Fund invests in gold and gold-related investments through one or more underlying funds that invest in gold and gold-related securities. In addition to gold and gold-related securities, these underlying funds may hold cash or U.S. Treasury securities as collateral for their futures positions. These underlying funds may track changes, whether positive or negative, in one or more gold-related indices.
The Fund invests in infrastructure-related investments through one or more underlying funds that invest in publicly traded equity securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies include those that derive revenues from the ownership or operation of infrastructure assets, such as physical structures, networks and systems of transportation, energy, water and sewage and communication. Infrastructure-related investments may also include underlying funds that invest in master limited partnerships (MLPs) engaged in the gathering, transportation, storage, processing, refining, treating, marketing, exploration, production or mining of minerals and natural resources, such as natural gas, crude oil and coal.
The Fund invests in real estate-related investments through one or more underlying funds that invest in securities of real estate and real-estate related companies and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will focus on underlying funds that provide exposure to real estate and real-estate related companies, including real estate investment trusts (REITs), in developed countries, including the U.S. The underlying funds may, however, invest a portion of their assets in real estate and real estate-related companies located in emerging markets; i.e., those that are in the initial stages of their industrial cycles. Real estate and real-estate related issuers generally include REITs or other real estate operating companies that own property, make or invest in short term construction and development mortgage loans, or invest in long-term mortgages or mortgage pools, as well as companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. These underlying funds may engage in short sales of securities.
The Fund invests in global bonds and equities through one or more underlying funds that invest in equities and bonds, including derivatives that have similar characteristics of equities and bonds. These underlying funds may track changes, whether positive or negative, in one or more equity or fixed income related indices.
Other inflation-sensitive investments in which the Fund may invest include one or more underlying funds that invest in securities of issuers engaged in exploring for, mining, processing, or dealing and investing in precious metals such as gold, silver, platinum and palladium, as well as diamonds, and in derivatives and other instruments that have economic characteristics similar to such securities. This category of investments may also include underlying funds that principally invest in securities of foreign issuers doing business in the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/ production issuers; and (4) natural gas and logistic pipeline issuers. These may include securities of issuers located in emerging markets countries. This category of investments may also include underlying funds that principally invest in debt securities denominated in the currencies of emerging markets countries, including emerging markets sovereign, quasi-sovereign, corporate and supranational bonds. Certain of the bonds held by such underlying funds may be below investment grade (i.e., junk bonds). The underlying funds in this category of investments may use derivative instruments, such as futures, swap contracts and forward foreign currency contracts, to create long or short exposure to the desired asset class, or as a hedge against adverse movements in such asset class.
The underlying funds’ investments may include investments in companies of all capitalization sizes and may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible and desirable asset classes based on liquidity, diversification benefits and how different asset classes have historically performed in different economic inflationary regimes and (2) the actual allocation of assets among individual investments and underlying funds to represent the asset classes. The Adviser also may make active adjustments of the Fund’s investment portfolio to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class, and each underlying fund and other investments within an asset class, will represent will vary from time to time based on the portfolio manager’s estimates of potential returns and risk of each asset class, underlying fund and other investments. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not be within the percentage weighting ranges described in this prospectus during a quarter due to market fluctuations, cash flows or other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund or other investment (1) for risk control purposes, (2) when its share price increases or the fundamentals of the individual investment or the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other investments, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
2                                  Invesco Multi-Asset Inflation Fund

governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the inflation-sensitive asset classes and, within each asset class, among the underlying funds and other investments held by the Fund. There is a risk that the Adviser's evaluations and assumptions regarding the Fund's broad asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in an asset class at an inopportune time. The Adviser’s allocation of the Fund’s assets among asset classes and underlying funds and other investments may therefore not produce the desired results and could cause the Fund to perform poorly or underperform other available funds. The Fund may underperform the rate of inflation during a sudden rapid rise in inflation as the Fund’s investment strategy relies on historical trends and may not react quickly enough to capture a spike in interest rates.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Consumer Discretionary Sector Risk. An underlying fund may concentrate its investments in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
3                                  Invesco Multi-Asset Inflation Fund

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries held by an underlying fund may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Energy Industry Sector Risk. Certain underlying funds may concentrate their investments in the securities of issuers engaged primarily in energy-related industries. The businesses in which an underlying fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of such underlying fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Health Care Sector Risk. An underlying fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The underlying fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Income Risk. The income the Fund receives from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Inflation-Indexed Security Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's gross income, even though no cash attributable to such gross income has been received by the underlying fund. In such event, the underlying fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital.
Infrastructure Companies Risk. Certain underlying funds may concentrate their investments in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with environmental, governmental and other regulations, high interest costs in connection with capital construction programs, high leverage, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, and other factors. Infrastructure companies are also affected by environmental damage due to a company’s operations or an accident, difficulty in raising capital in adequate amounts on reasonable
4                                  Invesco Multi-Asset Inflation Fund

terms in periods of high inflation and unsettled capital markets, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risks for Exchange-Traded Funds. Certain underlying exchange-traded funds face market trading risks, including the potential lack of an active market for the underlying fund’s shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the underlying fund. Any of these factors may lead to the underlying fund’s shares trading at a premium or discount to the underlying fund’s net asset value (“NAV”).
MLP Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Additionally, if an underlying fund (taxed as a regulated investment company) were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the underlying fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by an underlying fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the underlying fund’s investment, and consequently your investment in the Fund and lower income.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Non-Correlation Risk. The return of an underlying fund that seeks to track an index may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an underlying fund and the underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
REIT Risk/Real Estate Risk. Certain underlying funds may concentrate their investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate, and economic or regulatory changes.
Securities Lending Risk. Certain underlying funds may engage in securities lending. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If an underlying fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the underlying fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the underlying fund will bear any loss on the investment of cash collateral.
Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a
5                                  Invesco Multi-Asset Inflation Fund

higher price to repurchase the security and thereby incur a loss. Short sales may cause an underlying fund to repurchase a security at a higher price, causing the underlying fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited. In order to establish a short position in a security, the underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. The underlying fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the underlying fund to be volatile.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying funds. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary's investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could negatively affect the underlying fund and, therefore, the Fund.
U.S. Government Obligations Risk. Underlying funds may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests in a mix of inflation-sensitive asset classes through underlying mutual funds and ETFs as well as individual equity and debt securities. The mutual funds and ETFs in which the Fund invests may include those managed by Invesco and its affiliates as well as by unaffiliated advisers (collectively referred to as the underlying funds).
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The inflation-sensitive asset classes in which the Fund will invest and the weighting of each such asset class is as follows:
Asset Class	Weighting in Fund
U.S. Inflation-Indexed Investments	0%-40%

Floating Rate Bonds and Bank Loans	0%-40%

Currency-Related Investments	0%-25%

Commodity-Related Investments (other than Gold)	0%-50%

Gold and Gold Related Investments	0%-15%

Infrastructure Related Investments	0%-25%

Real Estate Related investments	0%-35%

Global Equities	0%-30%

Global Bonds	0%-30%

Other Inflation Sensitive Investments	0%-30%

The Fund has discretion to allocate and reallocate the Fund’s assets among these asset classes and, within each asset class, among underlying funds. The Fund also has discretion to vary the asset class weightings and, in the future, to invest in additional asset classes other than those identified above.
The U.S. inflation-indexed investments in which the Fund invests includes inflation-protected debt securities issued by the U.S. Treasury (referred to as TIPS), inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide inflation protection. The principal payments of TIPS increase with inflation and decrease with deflation, as measured by the CPI. When a TIPS matures, the investor is paid the greater of the adjusted principal or the original principal amount. The Fund may invest in TIPS, inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide inflation protection directly or through one or more underlying funds.
The Fund invests in floating rate bonds and bank loans through one or more underlying funds that invest in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities. Floating rate loans are made to or are issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a standardized interest rate such as LIBOR (the London Interbank Offered Rate). Floating rate loans are generally purchased from banks or other financial institutions through assignments or participations. The floating rate bonds in which the underlying funds invest are generally securities determined to be below investment grade quality (i.e. junk bonds). Investment grade securities are defined by each underlying fund but generally include: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined to be of comparable quality, each at the time of purchase.
The Fund invests in currency-related investments through one or more underlying funds that invest in currency futures. The Fund will generally focus on underlying funds that provide exposure to currencies of industrialized countries, such as the currencies of the G10 countries. These underlying funds may seek to track changes, whether positive or negative, in one or more currency-related indices, may take short positions in currency futures and may use leverage to seek to enhance returns.
The Fund invests in commodity-related investments (other than gold) through one or more underlying funds that invest in commodity-related futures and other derivative instruments, such as commodity-related swaps and options. The Fund will focus on underlying funds that provide exposure to agricultural/livestock, energy, industrial metals, precious metals and other physical commodities. These underlying funds may seek to track changes, whether positive or negative, in one or more commodity-related indices, may take short positions in currency futures and other derivatives such as options and swaps, and may use leverage to seek to enhance returns.
The Fund invests in gold and gold-related investments through one or more underlying funds that invest in gold and gold-related securities. In addition to gold and gold-related securities, these underlying funds may hold cash or U.S. Treasury securities as collateral for their futures positions. These underlying funds may track changes, whether positive or negative, in one or more gold-related indices.
The Fund invests in infrastructure-related investments through one or more underlying funds that invest in publicly traded equity securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies include those that derive revenues from the ownership or operation of infrastructure assets, such as physical structures, networks and systems of transportation, energy, water and sewage and communication. Infrastructure-related investments may also include underlying funds that invest in MLPs engaged in the gathering, transportation, storage, processing, refining, treating, marketing, exploration, production or mining of minerals and natural resources, such as natural gas, crude oil and coal. MLPs are partnerships the interests of which trade on public securities exchanges, like shares of a corporation.
The Fund invests in real estate-related investments (e.g., REITs) through one or more underlying funds that invest in securities of real estate and real-estate related companies and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will focus on underlying funds that provide exposure to real estate and real estate related companies, including REITs, in developed countries, including the U.S. The underlying funds may, however, invest a portion of their assets in real estate and real estate-related companies located in emerging markets; i.e., those that are in the initial stages of their industrial cycles. Real estate and real-estate related issuers generally include REITs or other real estate operating companies that own property, make or invest in short term construction and development mortgage loans, or invest in long-term mortgages or mortgage pools, as well as companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. These underlying funds may engage in short sales of securities.
The Fund invests in global bonds and equities through one or more underlying funds that invest in equities and bonds, including derivatives that have similar characteristics of equities and bonds. These underlying funds may track changes, whether positive or negative, in one or more equity or fixed income related indices.
Other inflation-sensitive investments in which the Fund may invest include one or more underlying funds that invest in securities of issuers engaged in exploring for, mining, processing, or dealing and investing in precious metals such as gold, silver, platinum and palladium, as well as diamonds, and in derivatives and other instruments that have economic characteristics similar to such securities. This category of investments may also include underlying funds that principally invest in securities of foreign issuers doing business in the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/ production issuers; and (4) natural gas and logistic pipeline issuers. These may include securities of issuers located in emerging markets countries. This category of investments may also include underlying funds that principally invest in debt securities denominated in the currencies of emerging markets countries, including emerging markets sovereign, quasi-sovereign, corporate and supranational bonds. Certain of the bonds held by such underlying funds may be below investment grade (i.e., junk bonds). The underlying funds in this category of investments may use derivative instruments, such as futures, swap contracts and forward foreign currency contracts, to create long or short exposure to the desired asset class, or as a hedge against adverse movements in such asset class.
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The underlying funds’ investments may include investments in companies of all capitalization sizes and may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible and desirable asset classes based on liquidity, diversification benefits and how different asset classes have historically performed in different economic inflationary regimes and (2) the actual allocation of assets among individual investments and underlying funds to represent the asset classes. The Adviser also may make active adjustments of the Fund’s investment portfolio to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class, and each underlying fund and other investments within an asset class, will represent will vary from time to time based on the portfolio manager’s estimates of potential returns and risk of each asset class, underlying fund and other investments. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not be within the percentage weighting ranges described in this prospectus during a quarter due to market fluctuations, cash flows or other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund or other investment (1) for risk control purposes, (2) when its share price increases or the fundamentals of the individual investment or the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other investments, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the inflation-sensitive asset classes and, within each asset class, among the underlying funds and other investments held by the Fund. There is a risk that the Adviser's evaluations and assumptions regarding the Fund's broad asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in an asset class at an inopportune time. The Adviser’s allocation of the Fund’s assets among asset classes and underlying funds and other investments may therefore not produce the desired results and could cause the Fund to perform poorly or underperform other available funds. The Fund may underperform the rate of inflation during a sudden rapid rise in inflation as the Fund’s investment strategy relies on historical trends and may not react quickly enough to capture a spike in interest rates.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees
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may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. In addition, the Fund has no claim on any underlying commodities of commodity-linked notes. A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Consumer Discretionary Sector Risk. An underlying fund may concentrate its investments in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
Convertible Securities Risk. The value of an underlying fund that owns convertible securities may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy:
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to
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its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Energy Industry Sector Risk. Certain underlying funds may concentrate their investments in the securities of issuers engaged primarily in energy-related industries. The businesses in which an underlying fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of such underlying fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment
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performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Health Care Sector Risk. An underlying fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The underlying fund’s performance is vulnerable to factors affecting the health care industry, such as substantial government regulation, which may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, an underlying fund’s investment in junk bonds involves a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Income Risk. The income the Fund receives from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Inflation-Indexed Security Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's gross income, even though no cash attributable to such gross income has been received by the underlying fund. In such event, the underlying fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital.
Infrastructure Companies Risk. Certain underlying funds may concentrate their investments in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with environmental, governmental and other regulations, high interest costs in connection with capital construction programs, high leverage, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, and other factors. Infrastructure companies are also affected by environmental damage due to a company’s operations or an accident, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. Liquidity risk may also refer to the risk that a Fund may not be able to pay redemption proceeds within the allowable period because of, for instance, unusual market conditions, an unusually high volume of redemption requests, or redemptions by shareholders who own or control a significant percentage of the underlying fund’s shares.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risks for Exchange-Traded Funds. Certain underlying exchange-traded funds face market trading risks, including the potential lack of an active market for the underlying fund’s shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the underlying fund. Any of these factors may lead to the underlying fund’s shares trading at a premium or discount to the underlying fund’s net asset value (“NAV”).
MLP Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Additionally, if an underlying fund (taxed as a regulated investment company) were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the underlying fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for
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distribution by the MLP. Thus, if any of the MLPs owned by an underlying fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the underlying fund’s investment, and consequently your investment in the Fund and lower income.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Non-Correlation Risk. The return of an underlying fund that seeks to track an index may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an underlying fund and the underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
REIT Risk/Real Estate Risk. Certain underlying funds may concentrate their investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate, and economic or regulatory changes.
Securities Lending Risk. Certain underlying funds may engage in securities lending. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If an underlying fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the underlying fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the underlying fund will bear any loss on the investment of cash collateral.
Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the underlying fund holds in long positions will decline at the same time that the market value of the securities the underlying fund has sold short increases, thereby increasing the underlying fund’s potential volatility. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the underlying fund originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited. In order to establish a short position in a security, the underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the underlying fund may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The underlying fund normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The underlying fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The underlying fund may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The underlying fund incurs a loss if the underlying fund is required to buy the security at a time when the security has appreciated in value from the date of the short sale. The underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying fund. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund.
12                                  Invesco Multi-Asset Inflation Fund

There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could adversely affect the underlying fund and, therefore, the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, an underlying fund’s shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. Underlying funds may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers, and the Sub-Advisory Agreement are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreement with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
The Adviser is to receive a fee from Invesco Multi-Asset Inflation Fund, calculated at the annual rate of 0.15% of average daily net assets.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual report to shareholders for the period ended December 31.
Portfolio Manager
The following individual is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
The underlying funds are managed by investment professionals.
More information on the Fund's portfolio manager and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Multi-Asset Inflation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the
13                                  Invesco Multi-Asset Inflation Fund

Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
14                                  Invesco Multi-Asset Inflation Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class R6 are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14(e)	$10.00	$0.04	$(0.40)	$(0.36)	$(0.10)	$9.54	(3.55)%	$107	0.73% (f)	124.07% (f)	1.81% (f)	3%

Class C
Year ended 12/31/14(e)	10.00	0.02	(0.38)	(0.36)	(0.09)	9.55	(3.61)	10	1.48 (f)	124.82 (f)	1.06 (f)	3

Class R
Year ended 12/31/14(e)	10.00	0.03	(0.39)	(0.36)	(0.10)	9.54	(3.60)	10	0.98 (f)	124.32 (f)	1.56 (f)	3

Class Y
Year ended 12/31/14(e)	10.00	0.04	(0.38)	(0.34)	(0.11)	9.55	(3.39)	140	0.48 (f)	123.82 (f)	2.06 (f)	3

Class R5
Year ended 12/31/14(e)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48 (f)	122.66 (f)	2.06 (f)	3

Class R6
Year ended 12/31/14(e)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48 (f)	122.66 (f)	2.06 (f)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62% for the period ended December 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of October 14, 2014.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $106, $10, $10, $135, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
15                                  Invesco Multi-Asset Inflation Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Multi-Asset Inflation Fund SEC 1940 Act file number: 811-02699

invesco.com/us	MAI-PRO-1

Prospectus	April 30, 2015
Class: A (GTSAX), B (GTSBX), C (GTSDX), Investor (GTSIX), R (GTSRX), Y (GTSYX)

Invesco Small Cap Growth Fund
Invesco Small Cap Growth Fund's investment objective is long-term growth of capital.
Investor Class shares offered by this prospectus are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.
As of the close of business on March 18, 2002, the Fund limited public sales of its shares to certain investors.

                                  Invesco Small Cap Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	R	Y	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	R	Y	Investor
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None	0.25

Other Expenses	0.29	0.29	0.29	0.29	0.29	0.29

Total Annual Fund Operating Expenses	1.22	1.97	1.97	1.47	0.97	1.22

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$667	$916	$1,183	$1,946

Class B	$700	$918	$1,262	$2,102

Class C	$300	$618	$1,062	$2,296

Class R	$150	$465	$ 803	$1,757

Class Y	$ 99	$309	$ 536	$1,190

Investor Class	$124	$387	$ 670	$1,477

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$667	$916	$1,183	$1,946

Class B	$200	$618	$1,062	$2,102

Class C	$200	$618	$1,062	$2,296

Class R	$150	$465	$ 803	$1,757

Class Y	$ 99	$309	$ 536	$1,190

Investor Class	$124	$387	$ 670	$1,477

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of companies in the Russell 2000® Index ranged from $14.1 million to $7.3 billion.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index, which the portfolio managers believe represents the small-cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
1                                  Invesco Small Cap Growth Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 5.51%
Best Quarter (ended June 30, 2009): 19.73%
Worst Quarter (ended December 31, 2008): -26.68%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class A shares: Inception (10/18/1995)
Return Before Taxes	1.74%	16.00%	9.08%
Return After Taxes on Distributions	-2.40	14.35	7.81
Return After Taxes on Distributions and Sale of Fund Shares	3.68	12.82	7.34

Class B shares: Inception (10/18/1995)	2.57	16.22	9.04

Class C shares: Inception (5/3/1999)	5.99	16.45	8.87

Class R shares: Inception (6/3/2002)	7.40	17.03	9.42

Class Y shares[1]: Inception (10/3/2008)	7.95	17.62	9.87

Investor Class shares[1]: Inception (4/7/2006)	7.67	17.33	9.70

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.60	16.80	8.54

Lipper Small-Cap Growth Funds Index	1.98	15.02	7.38

1	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Juliet Ellis	Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2004

Clay Manley	Portfolio Manager	2008

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
2                                  Invesco Small Cap Growth Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of companies in the Russell 2000® Index ranged from $14.1 million to $7.3 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index, which the portfolio managers believe represents the small-cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.68% of Invesco Small Cap Growth Fund's average daily net assets.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Juliet Ellis, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.
■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.
■	Clay Manley, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
The lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and
3                                  Invesco Small Cap Growth Fund

sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Small Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Limited Fund Offering
Effective as of the close of business on March 18, 2002, the Fund closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who were invested in the Fund on or prior to March 18, 2002 may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of March 18, 2002. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of March 18, 2002.
The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.

Benchmark Descriptions

Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000® Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
4                                  Invesco Small Cap Growth Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class R6 are not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$39.68	$(0.10)	$ 2.93	$ 2.83	$ —	$(6.56)	$(6.56)	$35.95	7.67%	$710,426	1.22% (d)	1.22% (d)	(0.25)% (d)	28%
Year ended 12/31/13	30.00	(0.15)	12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21	1.21	(0.41)	19
Year ended 12/31/12	27.71	0.01 (e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23	1.23	0.04 (e)	24
Year ended 12/31/11	28.59	(0.19)	(0.17)	(0.36)	—	(0.52)	(0.52)	27.71	(1.27)	829,696	1.27	1.27	(0.65)	38
Year ended 12/31/10	22.64	(0.15)	6.10	5.95	—	—	—	28.59	26.28	933,268	1.25	1.25	(0.62)	38

Class B
Year ended 12/31/14	32.31	(0.32)	2.33	2.01	—	(6.56)	(6.56)	27.76	6.87	3,876	1.97 (d)	1.97 (d)	(1.00) (d)	28
Year ended 12/31/13	24.90	(0.34)	9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96	1.96	(1.16)	19
Year ended 12/31/12	23.58	(0.18) (e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98	1.98	(0.71) (e)	24
Year ended 12/31/11	24.59	(0.36)	(0.13)	(0.49)	—	(0.52)	(0.52)	23.58	(2.01)	7,572	2.02	2.02	(1.40)	38
Year ended 12/31/10	19.62	(0.28)	5.25	4.97	—	—	—	24.59	25.33	12,195	2.00	2.00	(1.37)	38

Class C
Year ended 12/31/14	32.27	(0.32)	2.32	2.00	—	(6.56)	(6.56)	27.71	6.85	20,957	1.97 (d)	1.97 (d)	(1.00) (d)	28
Year ended 12/31/13	24.87	(0.34)	9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96	1.96	(1.16)	19
Year ended 12/31/12	23.55	(0.18) (e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98	1.98	(0.71) (e)	24
Year ended 12/31/11	24.56	(0.36)	(0.13)	(0.49)	—	(0.52)	(0.52)	23.55	(2.01)	17,851	2.02	2.02	(1.40)	38
Year ended 12/31/10	19.59	(0.28)	5.25	4.97	—	—	—	24.56	25.37	21,201	2.00	2.00	(1.37)	38

Class R
Year ended 12/31/14	38.13	(0.19)	2.80	2.61	—	(6.56)	(6.56)	34.18	7.40	108,855	1.47 (d)	1.47 (d)	(0.50) (d)	28
Year ended 12/31/13	28.95	(0.23)	11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46	1.46	(0.66)	19
Year ended 12/31/12	26.89	(0.06) (e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48	1.48	(0.21) (e)	24
Year ended 12/31/11	27.83	(0.26)	(0.16)	(0.42)	—	(0.52)	(0.52)	26.89	(1.52)	70,749	1.52	1.52	(0.90)	38
Year ended 12/31/10	22.09	(0.20)	5.94	5.74	—	—	—	27.83	25.98	67,464	1.50	1.50	(0.87)	38

Class Y
Year ended 12/31/14	40.18	0.00	2.98	2.98	—	(6.56)	(6.56)	36.60	7.95	105,194	0.97 (d)	0.97 (d)	0.00 (d)	28
Year ended 12/31/13	30.33	(0.06)	12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96	0.96	(0.16)	19
Year ended 12/31/12	27.93	0.09 (e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98	0.98	0.29 (e)	24
Year ended 12/31/11	28.73	(0.12)	(0.16)	(0.28)	—	(0.52)	(0.52)	27.93	(0.99)	8,108	1.02	1.02	(0.40)	38
Year ended 12/31/10	22.70	(0.09)	6.12	6.03	—	—	—	28.73	26.56	6,245	1.00	1.00	(0.37)	38

Investor Class
Year ended 12/31/14	40.97	(0.10)	3.03	2.93	—	(6.56)	(6.56)	37.34	7.67	279,828	1.22 (d)	1.22 (d)	(0.25) (d)	28
Year ended 12/31/13	30.92	(0.15)	12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21	1.21	(0.41)	19
Year ended 12/31/12	28.49	0.01 (e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23	1.23	0.04 (e)	24
Year ended 12/31/11	29.37	(0.20)	(0.16)	(0.36)	—	(0.52)	(0.52)	28.49	(1.24)	209,381	1.27	1.27	(0.65)	38
Year ended 12/31/10	23.26	(0.15)	6.26	6.11	—	—	—	29.37	26.27	230,909	1.25	1.25	(0.62)	38

Class R5
Year ended 12/31/14	42.44	0.07	3.15	3.22	—	(6.56)	(6.56)	39.10	8.09	970,303	0.82 (d)	0.82 (d)	0.15 (d)	28
Year ended 12/31/13	31.92	(0.01)	12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83	0.83	(0.03)	19
Year ended 12/31/12	29.27	0.14 (e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.92	18.77	621,522	0.83	0.83	0.44 (e)	24
Year ended 12/31/11	30.03	(0.06)	(0.18)	(0.24)	—	(0.52)	(0.52)	29.27	(0.81)	501,895	0.83	0.83	(0.21)	38
Year ended 12/31/10	23.68	(0.05)	6.40	6.35	—	—	—	30.03	26.82	427,893	0.82	0.82	(0.19)	38

Class R6
Year ended 12/31/14	42.46	0.10	3.17	3.27	—	(6.56)	(6.56)	39.17	8.21	138,937	0.73 (d)	0.73 (d)	0.24 (d)	28
Year ended 12/31/13	31.92	0.02	12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74	0.74	0.06	19
Year ended 12/31/12(f)	34.10	0.05 (e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75 (g)	0.75 (g)	0.52 (e)(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
5                                  Invesco Small Cap Growth Fund

(d)	Ratios are based on average daily net assets (000’s omitted) of $900,191, $4,556, $21,032, $104,675, $77,724, $277,780, $791,079 and $130,776 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.
6                                  Invesco Small Cap Growth Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.93)%	1.78%	5.63%	9.62%	13.76%	18.06%	22.53%	27.16%	31.96%	36.95%
End of Year Balance	$9,807.21	$10,177.92	$10,562.65	$10,961.92	$11,376.28	$11,806.30	$12,252.58	$12,715.73	$13,196.38	$13,695.20
Estimated Annual Expenses	$ 667.47	$ 121.91	$ 126.52	$ 131.30	$ 136.26	$ 141.41	$ 146.76	$ 152.31	$ 158.06	$ 164.04

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.78%	7.70%	11.77%	16.00%	20.38%	24.93%	29.66%	34.56%	39.64%	44.92%
End of Year Balance	$10,378.00	$10,770.29	$11,177.41	$11,599.91	$12,038.39	$12,493.44	$12,965.69	$13,455.79	$13,964.42	$14,492.28
Estimated Annual Expenses	$ 124.31	$ 129.00	$ 133.88	$ 138.94	$ 144.19	$ 149.64	$ 155.30	$ 161.17	$ 167.26	$ 173.59

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.03%	6.15%	9.37%	12.68%	16.10%	19.61%	23.24%	26.97%	31.77%	36.75%
End of Year Balance	$10,303.00	$10,615.18	$10,936.82	$11,268.21	$11,609.63	$11,961.41	$12,323.84	$12,697.25	$13,177.20	$13,675.30
Estimated Annual Expenses	$ 199.98	$ 206.04	$ 212.29	$ 218.72	$ 225.35	$ 232.17	$ 239.21	$ 246.46	$ 157.83	$ 163.80

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.03%	6.15%	9.37%	12.68%	16.10%	19.61%	23.24%	26.97%	30.82%	34.78%
End of Year Balance	$10,303.00	$10,615.18	$10,936.82	$11,268.21	$11,609.63	$11,961.41	$12,323.84	$12,697.25	$13,081.97	$13,478.36
Estimated Annual Expenses	$ 199.98	$ 206.04	$ 212.29	$ 218.72	$ 225.35	$ 232.17	$ 239.21	$ 246.46	$ 253.93	$ 261.62

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.53%	7.18%	10.97%	14.89%	18.94%	23.14%	27.49%	31.99%	36.65%	41.47%
End of Year Balance	$10,353.00	$10,718.46	$11,096.82	$11,488.54	$11,894.09	$12,313.95	$12,748.63	$13,198.66	$13,664.57	$14,146.93
Estimated Annual Expenses	$ 149.59	$ 154.88	$ 160.34	$ 166.00	$ 171.86	$ 177.93	$ 184.21	$ 190.71	$ 197.44	$ 204.41

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.22%	12.58%	17.12%	21.84%	26.75%	31.86%	37.17%	42.70%	48.45%
End of Year Balance	$10,403.00	$10,822.24	$11,258.38	$11,712.09	$12,184.09	$12,675.11	$13,185.91	$13,717.30	$14,270.11	$14,845.20
Estimated Annual Expenses	$ 98.95	$ 102.94	$ 107.09	$ 111.41	$ 115.90	$ 120.57	$ 125.43	$ 130.48	$ 135.74	$ 141.21

Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.78%	7.70%	11.77%	16.00%	20.38%	24.93%	29.66%	34.56%	39.64%	44.92%
End of Year Balance	$10,378.00	$10,770.29	$11,177.41	$11,599.91	$12,038.39	$12,493.44	$12,965.69	$13,455.79	$13,964.42	$14,492.28
Estimated Annual Expenses	$ 124.31	$ 129.00	$ 133.88	$ 138.94	$ 144.19	$ 149.64	$ 155.30	$ 161.17	$ 167.26	$ 173.59

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.
7                                  Invesco Small Cap Growth Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Small Cap Growth Fund SEC 1940 Act file number: 811-02699

invesco.com/us	SCG-PRO-1

Prospectus	April 30, 2015
Class: A (VKMGX), B (VUSBX), C (VUSCX), Y (VUSIX)

Invesco U.S. Mortgage Fund
Invesco U.S. Mortgage Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco U.S. Mortgage Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	B	C	Y
Management Fees	0.47%	0.47%	0.47%	0.47%

Distribution and/or Service (12b-1) Fees	0.24	1.00	1.00	None

Other Expenses	0.25	0.25	0.25	0.25

Total Annual Fund Operating Expenses	0.96	1.72	1.72	0.72

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$519	$718	$ 933	$1,553

Class B	$675	$842	$1,133	$1,829

Class C	$275	$542	$ 933	$2,030

Class Y	$ 74	$230	$ 401	$ 894

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$519	$718	$933	$1,553

Class B	$175	$542	$933	$1,829

Class C	$175	$542	$933	$2,030

Class Y	$ 74	$230	$401	$ 894

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 450% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a Federal Agency), and in mortgage-backed securities privately issued in the United States, and in derivatives and other instruments that have economic characteristics similar to such securities.
Mortgage-backed securities generally consist of government mortgage pass-through securities, collateralized mortgage obligations (CMOs), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. The Fund historically has invested substantially all of its assets in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC).
The Fund may invest in real estate mortgage investment conduits (REMICs).
The Fund is authorized to borrow money from banks and engage in dollar roll transactions in an aggregate amount up to 33 1/3% of its total assets (including amount borrowed) with no more than 5% of such amount from bank borrowings. The use of such transactions to purchase additional securities is known as leverage.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options and futures contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use total return swaps to gain exposure to a reference asset, and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, including swaptions (options on swaps), to manage interest rate risk and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays U.S. Mortgage-Backed Securities Index).
1                                  Invesco U.S. Mortgage Fund

The portfolio managers utilize the Barclays U.S. Mortgage-Backed Securities Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency mortgage-backed security exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining whether to recommend larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Borrowing Risk. Borrowing money to buy securities exposes the Fund to leverage because the Fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the Fund. Borrowing may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause the Fund to incur interest expenses and other fees. There can be no assurance that the Fund’s borrowing strategy will be successful.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.
Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, the Fund’s
2                                  Invesco U.S. Mortgage Fund

exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. The Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of the Fund’s share price.
U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark and a style specific benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and Van Kampen U.S. Mortgage Fund's (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund's applicable sales charge.
Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 0.99%
Best Quarter (ended June 30, 2010): 2.93%
Worst Quarter (ended June 30, 2013): -2.06%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years	Since Inception
Class A shares: Inception (5/31/1984)
Return Before Taxes	1.74%	3.01%	3.24%	—%
Return After Taxes on Distributions	-0.21	1.38	1.50	—
Return After Taxes on Distributions and Sale of Fund Shares	0.96	1.66	1.80	—

Class B shares: Inception (8/24/1992)	0.48	2.78	3.05	—

Class C shares: Inception (8/13/1993)	4.48	3.13	2.90	—

Class Y shares: Inception (9/25/2006)	6.52	4.17	—	4.12

Bank of America Merrill Lynch 1-10 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	2.82	2.96	3.82	—

Barclays U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)	6.08	3.73	4.75	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Clint Dudley	Portfolio Manager	2010

Jason Marshall	Portfolio Manager	2010

Brian Norris	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
3                                  Invesco U.S. Mortgage Fund

New or additional investments in Class B shares are not permitted. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a Federal Agency), and in mortgage-backed securities privately issued in the United States, and in derivatives and other instruments that have economic characteristics similar to such securities.
Mortgage-backed securities generally consist of government mortgage pass-through securities, collateralized mortgage obligations (CMOs), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. The Fund historically has invested substantially all of its assets in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC). Guarantees by GNMA are backed by the full faith and credit of the U.S. government. While guarantees by FNMA and FHLMC are not backed explicitly by the full faith and credit of the U.S. government, FNMA and FHLMC both have special authority to borrow from the U.S. government. Federal Agency securities include certificates issued by GNMA, FNMA and FHLMC.
The Fund may invest in real estate mortgage investment conduits (REMICs). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities held under an indenture issued by financial institutions or other mortgage lenders, or issued or guaranteed by Federal Agencies. REMICs and CMOs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid.
The Fund may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. Stripped mortgage securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme cases, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
The Fund is authorized to borrow money from banks and engage in dollar roll transactions in an aggregate amount up to 33 1/3% of its total assets (including amount borrowed) with no more than 5% of such amount from bank borrowings. The use of such transactions to purchase additional securities is known as leverage.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into. The Fund may also engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own. Generally, the Fund will sell a TBA mortgage short to (1) take advantage of an expected decline in mortgage valuations or (2) to hedge against the potential underperformance of the mortgage sector.
The Fund can invest in derivative instruments including swap contracts, options and futures contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on
4                                  Invesco U.S. Mortgage Fund

that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can further use total return swaps to gain exposure to a reference asset, and volatility swaps to adjust the volatility profile of the Fund.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including swaptions (options on swaps), to manage interest rate risk and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays U.S. Mortgage-Backed Securities Index).
The portfolio managers utilize the Barclays U.S. Mortgage-Backed Securities Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency mortgage-backed security exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining whether to recommend larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.
Borrowing Risk. Borrowing money to buy securities exposes the Fund to leverage because the Fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the Fund. Borrowing may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause the Fund to incur interest expenses and other fees. There can be no assurance that the Fund’s borrowing strategy will be successful.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative,
5                                  Invesco U.S. Mortgage Fund

which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the
Fund use of the proceeds from the sale may be restricted pending a decision whether the Fund is obligated to repurchase mortgage-related securities.
Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.
Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage
6                                  Invesco U.S. Mortgage Fund

securities at a time when they have appreciated in value from the date of the short sale. The Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund's SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.47% of Invesco U.S. Mortgage Fund’s average daily net assets.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■	Clint Dudley, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Jason Marshall, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2007.
■	Brian Norris, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco U.S. Mortgage Fund are subject to the maximum 4.25% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased prior to June 1, 2010 will be subject to payment of Category IV contingent deferred sales charges (CDSCs) during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I CDSC if they redeem Class B shares purchased on or after June 1, 2010 within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares (CDSCs)” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
7                                  Invesco U.S. Mortgage Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions will consist primarily of ordinary income.
Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Bank of America Merrill Lynch 1-10 Year Treasury Index tracks the performance of U.S. Treasury securities with maturities of one to 9.99 years.
Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac.
8                                  Invesco U.S. Mortgage Fund

Financial Highlights
The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Class R5 is not offered in this prospectus.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).
The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal year ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$12.35	$0.28	$ 0.48	$ 0.76	$(0.56)	$12.55	6.27% (d)	$424,259	0.96% (d)(e)	0.96% (d)(e)	2.28% (d)(e)	450%
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51) (d)	441,028	0.94 (d)	0.94 (d)	1.63 (d)	475
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	13.02	4.54	531,547	0.94	0.94	1.88	451
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	12.99	5.06	564,871	0.90	0.90	2.99	395
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	13.00	5.41	610,214	0.91	0.91	3.07	370

Class B
Year ended 12/31/14	12.28	0.18	0.48	0.66	(0.46)	12.48	5.48	2,135	1.72 (e)	1.72 (e)	1.52 (e)	450
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28)	3,197	1.70	1.70	0.87	475
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	12.95	3.67	5,729	1.69	1.69	1.13	451
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	12.93	4.43	8,186	1.66	1.66	2.23	395
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	12.92	4.64	13,574	1.67	1.67	2.37	370

Class C
Year ended 12/31/14	12.26	0.19	0.47	0.66	(0.46)	12.46	5.48	8,100	1.72 (e)	1.72 (e)	1.52 (e)	450
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29)	7,788	1.70	1.70	0.87	475
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	12.93	3.75	12,003	1.69	1.69	1.13	451
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	12.90	4.27	9,308	1.66	1.66	2.23	395
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	12.91	4.64	9,559	1.67	1.67	2.33	370

Class Y(f)
Year ended 12/31/14	12.39	0.32	0.47	0.79	(0.59)	12.59	6.52	19,306	0.72 (e)	0.72 (e)	2.52 (e)	450
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32)	2,254	0.70	0.70	1.87	475
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	13.07	4.79	3,759	0.69	0.69	2.13	451
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	13.04	5.40	1,721	0.66	0.66	3.23	395
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	13.04	5.65	2,353	0.67	0.67	3.26	370

Class R5
Year ended 12/31/14	12.39	0.33	0.47	0.80	(0.60)	12.59	6.56	15	0.67 (e)	0.67 (e)	2.57 (e)	450
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23)	10	0.66	0.66	1.91	475
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	13.06	4.80	10	0.65	0.65	2.17	451
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	13.03	5.38	10	0.63	0.63	3.26	395
Year ended 12/31/10(g)	13.06	0.35	(0.09)	0.26	(0.28)	13.04	2.00	10	0.59 (h)	0.59 (h)	4.51 (h)	370

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2014 and 2013.
(e)	Ratios are based on average daily net assets (000’s omitted) of $428,499, $2,624, $7,852, $6,996 and $11 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	On June 1, 2010, the Fund’s former Class I shares of Invesco Van Kampen U.S. Mortgage Fund were reorganized into Class Y shares of the Fund.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.
9                                  Invesco U.S. Mortgage Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of SAIs, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco U.S. Mortgage Fund SEC 1940 Act file number: 811-02699

invesco.com/us	VK-USM-PRO-1

Prospectus	April 30, 2015

Invesco Balanced-Risk Retirement Now Fund
Class: A (IANAX), AX (VIRAX), B (IANBX), C (IANCX), CX (VIRCX), R (IANRX), RX (VIRRX), Y (IANYX)
Invesco Balanced-Risk Retirement 2020 Fund
Class: A (AFTAX), AX (VRCAX), B (AFTBX), C (AFTCX), CX (VRCCX), R (ATFRX), RX (VRCRX), Y (AFTYX)
Invesco Balanced-Risk Retirement 2030 Fund
Class: A (TNAAX), AX (VREAX), B (TNABX), C (TNACX), CX (VRECX), R (TNARX), RX (VRERX), Y (TNAYX)
Invesco Balanced-Risk Retirement 2040 Fund
Class: A (TNDAX), AX (VRGAX), B (TNDBX), C (TNDCX), CX (VRGCX), R (TNDRX), RX (VRGRX), Y (TNDYX)
Invesco Balanced-Risk Retirement 2050 Fund
Class: A (TNEAX), AX (VRIAX), B (TNEBX), C (TNECX), CX (VRICX), R (TNERX), RX (VRIRX), Y (TNEYX)
Invesco Balanced-Risk Retirement Now Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2020 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2030 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2040 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2050 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Funds:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

Important Notice Regarding Delivery of Security Holder Documents	A-17

Obtaining Additional Information Back Cover
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Fund Summaries

Invesco Balanced-Risk Retirement Now Fund
Investment Objective(s)
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Management Fees	None	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	0.25	1.00	1.00	1.00	0.50	0.50	None

Other Expenses	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71

Acquired Fund Fees and Expenses	0.56	0.56	0.56	0.56	0.56	0.56	0.56	0.56

Total Annual Fund Operating Expenses	1.52	1.52	2.27	2.27	2.27	1.77	1.77	1.27

Fee Waiver and/or Expense Reimbursement[2]	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	0.81	1.56	1.56	1.56	1.06	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$628	$938	$1,270	$2,206

Class AX	$628	$938	$1,270	$2,206

Class B	$659	$941	$1,350	$2,361

Class C	$259	$641	$1,150	$2,550

Class CX	$259	$641	$1,150	$2,550

Class R	$108	$488	$ 893	$2,025

Class RX	$108	$488	$ 893	$2,025

Class Y	$ 57	$333	$ 629	$1,471

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$628	$938	$1,270	$2,206

Class AX	$628	$938	$1,270	$2,206

Class B	$159	$641	$1,150	$2,361

Class C	$159	$641	$1,150	$2,550

Class CX	$159	$641	$1,150	$2,550

Class R	$108	$488	$ 893	$2,025

Class RX	$108	$488	$ 893	$2,025

Class Y	$ 57	$333	$ 629	$1,471

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00%

Premier Portfolio	20.00%
Total	100%
The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.
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The following chart displays how Invesco Advisers, Inc. (Invesco or the Adviser) expects the asset allocation for the Invesco Balanced-Risk Retirement Funds to change as their target retirement dates approach. The Invesco Balanced-Risk Retirement Funds employ a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis. Investments in the affiliated money market funds will continue to increase and investments in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as applicable, will continue to decrease until approximately the target retirement date. Because the Fund is designed for investors who have already reached their target retirement date, the Fund's asset allocation is not expected to change. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund, an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
Target Allocation from Retirement
At Retirement Date
Equities	23.45%

Commodities	12.99%

Fixed Income	50.57%

Cash Equivalents	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after your target retirement date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if
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the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a
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dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact
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legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance
5                                  Invesco Growth Series

with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it.
Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
6                                  Invesco Growth Series

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 1.92%
Best Quarter (ended September 30, 2009): 9.78%
Worst Quarter (ended December 31, 2008): -8.89%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (1/31/2007)
Return Before Taxes	-2.38%	3.75%	2.07%
Return After Taxes on Distributions	-3.97	2.56	0.60
Return After Taxes on Distributions and Sale of Fund Shares	-0.95	2.53	1.09

Class AX shares[1]: Inception (6/1/2010)	-2.38	3.73	2.06

Class B shares: Inception (1/31/2007)	-2.34	3.78	2.02

Class C shares: Inception (1/31/2007)	1.68	4.17	2.04

Class CX shares[2]: Inception (6/1/2010)	1.57	4.12	2.02

Class R shares: Inception (1/31/2007)	3.02	4.66	2.55

Class RX shares[2]: Inception (6/1/2010)	3.14	4.65	2.54

Class Y shares[1]: Inception (10/3/2008)	3.61	5.20	3.01

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement Now Index (reflects no deduction for fees, expenses or taxes)	3.30	4.95	3.79

Lipper Mixed-Asset Target Today Funds Index	4.44	5.97	4.33

1	Class AX shares' and Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class CX shares' and Class RX shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class CX shares and Class RX shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R and RX shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, AX, C, CX and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2020 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and
7                                  Invesco Growth Series

Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Management Fees	None	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	0.25	1.00	1.00	1.00	0.50	0.50	None

Other Expenses	0.42	0.42	0.42	0.42	0.42	0.42	0.42	0.42

Acquired Fund Fees and Expenses	0.73	0.73	0.73	0.73	0.73	0.73	0.73	0.73

Total Annual Fund Operating Expenses	1.40	1.40	2.15	2.15	2.15	1.65	1.65	1.15

Fee Waiver and/or Expense Reimbursement[2]	0.42	0.42	0.42	0.42	0.42	0.42	0.42	0.42

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98	0.98	1.73	1.73	1.73	1.23	1.23	0.73

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$644	$930	$1,236	$2,103

Class AX	$644	$930	$1,236	$2,103

Class B	$676	$933	$1,316	$2,258

Class C	$276	$633	$1,116	$2,450

Class CX	$276	$633	$1,116	$2,450

Class R	$125	$479	$ 857	$1,919

Class RX	$125	$479	$ 857	$1,919

Class Y	$ 75	$324	$ 592	$1,360

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$644	$930	$1,236	$2,103

Class AX	$644	$930	$1,236	$2,103

Class B	$176	$633	$1,116	$2,258

Class C	$176	$633	$1,116	$2,450

Class CX	$176	$633	$1,116	$2,450

Class R	$125	$479	$ 857	$1,919

Class RX	$125	$479	$ 857	$1,919

Class Y	$ 75	$324	$ 592	$1,360

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Allocation Fund	80.00%

Liquid Assets Portfolio	10.00%

Premier Portfolio	10.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement
8                                  Invesco Growth Series

date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund, an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	5 Years	At Retirement Date
Equities	31.27%	23.45%

Commodities	17.32%	12.99%

Fixed Income	67.42%	50.57%

Cash Equivalents	20.00%	40.00%
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
9                                  Invesco Growth Series

Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive
10                                  Invesco Growth Series

yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to
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counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment
12                                  Invesco Growth Series

objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 2.52%
Best Quarter (ended June 30, 2009): 15.86%
Worst Quarter (ended December 31, 2008): -15.38%
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Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (1/31/2007)
Return Before Taxes	-0.93%	6.65%	2.90%
Return After Taxes on Distributions	-3.27	4.90	1.30
Return After Taxes on Distributions and Sale of Fund Shares	0.02	4.57	1.65

Class AX shares[1]: Inception (6/1/2010)	-0.94	6.63	2.89

Class B shares: Inception (1/31/2007)	-0.85	6.72	2.84

Class C shares: Inception (1/31/2007)	2.95	7.02	2.82

Class CX shares[2]: Inception (6/1/2010)	3.07	7.05	2.86

Class R shares: Inception (1/31/2007)	4.55	7.58	3.37

Class RX shares[2]: Inception (6/1/2010)	4.55	7.58	3.37

Class Y shares[1]: Inception (10/3/2008)	5.09	8.10	3.81

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2020 Index (reflects no deduction for fees, expenses or taxes)	4.58	8.10	4.66

Lipper Mixed-Asset Target 2020 Funds Index	4.97	8.44	4.59

1	Class AX shares' and Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class CX shares' and Class RX shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class CX shares and Class RX shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R and RX shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, AX, C, CX and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2030 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and
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Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Management Fees	None	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	0.25	1.00	1.00	1.00	0.50	0.50	None

Other Expenses	0.43	0.43	0.43	0.43	0.43	0.43	0.43	0.43

Acquired Fund Fees and Expenses	0.89	0.89	0.89	0.89	0.89	0.89	0.89	0.89

Total Annual Fund Operating Expenses	1.57	1.57	2.32	2.32	2.32	1.82	1.82	1.32

Fee Waiver and/or Expense Reimbursement[2]	0.43	0.43	0.43	0.43	0.43	0.43	0.43	0.43

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14	1.14	1.89	1.89	1.89	1.39	1.39	0.89

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$660	$979	$1,320	$2,280

Class AX	$660	$979	$1,320	$2,280

Class B	$692	$983	$1,401	$2,435

Class C	$292	$683	$1,201	$2,623

Class CX	$292	$683	$1,201	$2,623

Class R	$142	$531	$ 945	$2,102

Class RX	$142	$531	$ 945	$2,102

Class Y	$ 91	$376	$ 682	$1,553

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$660	$979	$1,320	$2,280

Class AX	$660	$979	$1,320	$2,280

Class B	$192	$683	$1,201	$2,435

Class C	$192	$683	$1,201	$2,623

Class CX	$192	$683	$1,201	$2,623

Class R	$142	$531	$ 945	$2,102

Class RX	$142	$531	$ 945	$2,102

Class Y	$ 91	$376	$ 682	$1,553

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Allocation Fund	83.25%

Invesco Balanced-Risk Aggressive Allocation Fund	16.75%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis as the Fund’s investments in Invesco Balanced-Risk Aggressive Allocation Fund decrease and its investments in Invesco Balanced-Risk Allocation Fund increase. At approximately 10 years from the target retirement date, the Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in the affiliated money
15                                  Invesco Growth Series

market funds. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	20 Years	10 Years	5 Years
Equities	45.62%	39.11%	31.27%

Commodities	25.27%	21.66%	17.32%

Fixed Income	98.35%	84.32%	67.42%

Cash Equivalents	0.00%	0.00%	20.00%

Target Allocation from Retirement
At Retirement Date
Equities	23.45%

Commodities	12.99%

Fixed Income	50.57%

Cash Equivalents	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if
16                                  Invesco Growth Series

the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Invesco Balanced-Risk Aggressive Allocation Fund. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may
17                                  Invesco Growth Series

invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
18                                  Invesco Growth Series

ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally
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recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
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Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under
21                                  Invesco Growth Series

which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 3.41%
Best Quarter (ended June 30, 2009): 20.35%
Worst Quarter (ended December 31, 2008): -19.67%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (1/31/2007)
Return Before Taxes	0.37%	7.18%	2.48%
Return After Taxes on Distributions	-2.70	5.28	0.85
Return After Taxes on Distributions and Sale of Fund Shares	0.81	4.90	1.30

Class AX shares[1]: Inception (6/1/2010)	0.47	7.20	2.49

Class B shares: Inception (1/31/2007)	0.65	7.27	2.44

Class C shares: Inception (1/31/2007)	4.54	7.55	2.43

Class CX shares[2]: Inception (6/1/2010)	4.42	7.59	2.44

Class R shares: Inception (1/31/2007)	6.02	8.10	2.94

Class RX shares[2]: Inception (6/1/2010)	5.89	8.11	2.94

Class Y shares[1]: Inception (10/3/2008)	6.51	8.66	3.41

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2030 Index (reflects no deduction for fees, expenses or taxes)	5.45	8.32	3.61

Lipper Mixed-Asset Target 2030 Funds Index	5.31	9.59	4.38

1	Class AX shares' and Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class CX shares' and Class RX shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class CX shares and Class RX shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R and RX shares for fund accounts. New or additional investments in Class B shares are not
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permitted. The minimum investments for Class A, AX, C, CX and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2040 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and
Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Management Fees	None	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	0.25	1.00	1.00	1.00	0.50	0.50	None

Other Expenses[2]	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60

Acquired Fund Fees and Expenses	0.99	0.99	0.99	0.99	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses[2]	1.84	1.84	2.59	2.59	2.59	2.09	2.09	1.59

Fee Waiver and/or Expense Reimbursement[3]	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24	1.24	1.99	1.99	1.99	1.49	1.49	0.99

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	"Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,042	$1,438	$2,543

Class AX	$669	$1,042	$1,438	$2,543

Class B	$702	$1,049	$1,522	$2,696

Class C	$302	$ 749	$1,322	$2,880

Class CX	$302	$ 749	$1,322	$2,880

Class R	$152	$ 597	$1,069	$2,373

Class RX	$152	$ 597	$1,069	$2,373

Class Y	$101	$ 443	$ 809	$1,839

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You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,042	$1,438	$2,543

Class AX	$669	$1,042	$1,438	$2,543

Class B	$202	$ 749	$1,322	$2,696

Class C	$202	$ 749	$1,322	$2,880

Class CX	$202	$ 749	$1,322	$2,880

Class R	$152	$ 597	$1,069	$2,373

Class RX	$152	$ 597	$1,069	$2,373

Class Y	$101	$ 443	$ 809	$1,839

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Allocation Fund	49.95%

Invesco Balanced-Risk Aggressive Allocation Fund	50.05%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis as the Fund’s investments in Invesco Balanced-Risk Aggressive Allocation Fund decrease and its investments in Invesco Balanced-Risk Allocation Fund increase. At approximately 10 years from the target retirement date, the Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in the affiliated money market funds. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	30 Years	20 Years	10 Years
Equities	52.13%	45.62%	39.11%

Commodities	28.87%	25.27%	21.66%

Fixed Income	112.39%	98.35%	84.32%

Cash Equivalents	0.00%	0.00%	0.00%

	Target Allocation from Retirement
	5 Years	At Retirement Date
Equities	31.27%	23.45%

Commodities	17.32%	12.99%

Fixed Income	67.42%	50.57%

Cash Equivalents	20.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco
24                                  Invesco Growth Series

Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s
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commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Invesco Balanced-Risk Aggressive Allocation Fund. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may
invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the
26                                  Invesco Growth Series

selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
27                                  Invesco Growth Series

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in
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commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the
29                                  Invesco Growth Series

risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 3.97%
Best Quarter (ended June 30, 2009): 22.22%
Worst Quarter (ended December 31, 2008): -21.26%
30                                  Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (1/31/2007)
Return Before Taxes	1.39%	7.39%	2.20%
Return After Taxes on Distributions	-2.32	5.07	0.34
Return After Taxes on Distributions and Sale of Fund Shares	1.38	4.93	1.02

Class AX shares[1]: Inception (6/1/2010)	1.28	7.37	2.19

Class B shares: Inception (1/31/2007)	1.55	7.47	2.16

Class C shares: Inception (1/31/2007)	5.42	7.78	2.15

Class CX shares[2]: Inception (6/1/2010)	5.43	7.78	2.14

Class R shares: Inception (1/31/2007)	7.00	8.32	2.66

Class RX shares[2]: Inception (6/1/2010)	6.99	8.35	2.68

Class Y shares[1]: Inception (10/3/2008)	7.61	8.88	3.13

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2040 (reflects no deduction for fees, expenses or taxes)	5.39	8.52	3.17

Lipper Mixed-Asset Target 2040 Funds Index	5.48	10.18	4.31

1	Class AX shares' and Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class CX shares' and Class RX shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class CX shares and Class RX shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R and RX shares for fund accounts. New or additional investments in Class B shares are not permitted. The minimum investments for Class A, AX, C, CX and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2050 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and
31                                  Invesco Growth Series

Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None	5.00%	1.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	AX	B	C	CX	R	RX	Y
Management Fees	None	None	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	0.25	1.00	1.00	1.00	0.50	0.50	None

Other Expenses	0.99	0.99	0.99	0.99	0.99	0.99	0.99	0.99

Acquired Fund Fees and Expenses	1.10	1.10	1.10	1.10	1.10	1.10	1.10	1.10

Total Annual Fund Operating Expenses	2.34	2.34	3.09	3.09	3.09	2.59	2.59	2.09

Fee Waiver and/or Expense Reimbursement[2]	0.99	0.99	0.99	0.99	0.99	0.99	0.99	0.99

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35	1.35	2.10	2.10	2.10	1.60	1.60	1.10

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50% and 0.00%, respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$680	$1,151	$1,647	$3,007

Class AX	$680	$1,151	$1,647	$3,007

Class B	$713	$1,161	$1,734	$3,157

Class C	$313	$ 861	$1,534	$3,333

Class CX	$313	$ 861	$1,534	$3,333

Class R	$163	$ 711	$1,287	$2,851

Class RX	$163	$ 711	$1,287	$2,851

Class Y	$112	$ 559	$1,033	$2,342

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$680	$1,151	$1,647	$3,007

Class AX	$680	$1,151	$1,647	$3,007

Class B	$213	$ 861	$1,534	$3,157

Class C	$213	$ 861	$1,534	$3,333

Class CX	$213	$ 861	$1,534	$3,333

Class R	$163	$ 711	$1,287	$2,851

Class RX	$163	$ 711	$1,287	$2,851

Class Y	$112	$ 559	$1,033	$2,342

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Allocation Fund	16.65%

Invesco Balanced-Risk Aggressive Allocation Fund	83.35%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis as the Fund’s investments in Invesco Balanced-Risk Aggressive Allocation Fund decrease and its investments in Invesco Balanced-Risk Allocation Fund increase. At approximately 10 years from the target retirement date, the Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in the affiliated money
32                                  Invesco Growth Series

market funds. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as applicable, will continue to decrease until approximately the target retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	40 Years	30 Years	20 Years
Equities	58.64%	52.13%	45.62%

Commodities	32.48%	28.87%	25.27%

Fixed Income	126.42%	112.39%	98.35%

Cash Equivalents	0.00%	0.00%	0.00%

	Target Allocation from Retirement
	10 Years	5 Years	At Retirement Date
Equities	39.11%	31.27%	23.45%

Commodities	21.66%	17.32%	12.99%

Fixed Income	84.32%	67.42%	50.57%

Cash Equivalents	0.00%	20.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco
Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if
33                                  Invesco Growth Series

the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Invesco Balanced-Risk Aggressive Allocation Fund. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may
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invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
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ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally
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recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
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Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under
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which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 31, 2015): 4.51%
Best Quarter (ended June 30, 2009): 23.11%
Worst Quarter (ended December 31, 2008): -22.34%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class A shares: Inception (1/31/2007)
Return Before Taxes	2.31%	7.62%	2.02%
Return After Taxes on Distributions	-1.62	5.40	0.22
Return After Taxes on Distributions and Sale of Fund Shares	1.88	5.18	0.92

Class AX shares[1]: Inception (6/1/2010)	2.31	7.59	2.00

Class B shares: Inception (1/31/2007)	2.70	7.72	1.97

Class C shares: Inception (1/31/2007)	6.44	8.01	1.98

Class CX shares[2]: Inception (6/1/2010)	6.57	8.00	1.97

Class R shares: Inception (1/31/2007)	7.96	8.55	2.48

Class RX shares[2]: Inception (6/1/2010)	8.09	8.55	2.49

Class Y shares[1]: Inception (10/3/2008)	8.81	9.11	2.97

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2050 Index (reflects no deduction for fees, expenses or taxes)	5.32	8.73	2.87

Lipper Mixed-Asset Target 2050 Funds Index	4.32	10.56	—

1	Class AX shares' and Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
2	Class CX shares' and Class RX shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class CX shares and Class RX shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R and RX shares for fund accounts. New or additional investments in Class B shares are not
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permitted. The minimum investments for Class A, AX, C, CX and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Invesco Balanced-Risk Retirement Now Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. The Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in the two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after your target retirement date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, an underlying fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact an underlying fund’s performance and ability to achieve its investment objective.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
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Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to
41                                  Invesco Growth Series

pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the
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governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally
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similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Invesco Balanced-Risk Retirement 2020 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2020. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2020. The Fund has an approximate target asset allocation of 80% in Invesco Balanced-Risk Allocation Fund and 20% in two affiliated money market funds (10% in Liquid Assets Portfolio and 10% in the Premier Portfolio), as of February 28, 2015.
The Fund invested approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund began transitioning from an accumulation strategy to a real return strategy. The Fund began moving to cash in September 2010. This occurs by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, an underlying fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact an underlying fund’s performance and ability to achieve its investment objective.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to
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the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them.
Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an
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underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced
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by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of the Fund’s assets may be invested in a
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limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Invesco Balanced-Risk Retirement 2030 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2030. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2030. The Fund has an approximate target asset allocation of 83.25% in Invesco Balanced-Risk Allocation Fund and 16.75% in Invesco Balanced-Risk Aggressive Allocation Fund, as of February 28, 2015.
The Fund will invest approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy by eliminating investments in Invesco Balanced-Risk Aggressive Allocation Fund and reducing investments in Invesco Balanced-Risk Allocation Fund in favor of investments in the two money market funds. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030, at which point it will have no investments in Invesco Balanced-Risk Aggressive Allocation Fund. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s and Invesco Balanced-Risk Aggressive Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as underlying funds, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent
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foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
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Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the
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exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
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Invesco Balanced-Risk Retirement 2040 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2040. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2040. The Fund has an approximate target asset allocation of 49.95% in Invesco Balanced-Risk Allocation Fund and 50.05% in Invesco Balanced-Risk Aggressive Allocation Fund, as of February 28, 2015.
The Fund will invest approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy by eliminating investments in Invesco Balanced-Risk Aggressive Allocation Fund and reducing investments in Invesco Balanced-Risk Allocation Fund in favor of investments in the two money market funds. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030, at which point it will have no investments in Invesco Balanced-Risk Aggressive Allocation Fund. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s and Invesco Balanced-Risk Aggressive Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as underlying funds, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
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Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
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■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There
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can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Balanced-Risk Retirement 2050 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2050. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2050. The Fund has an approximate target asset allocation of 16.65% in Invesco Balanced-Risk Allocation Fund and 83.35% in Invesco Balanced-Risk Aggressive Allocation Fund, as of February 28, 2015.
The Fund will invest approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy by eliminating investments in Invesco Balanced-Risk Aggressive Allocation Fund and reducing investments in Invesco Balanced-Risk Allocation Fund in favor of investments in the two money market funds. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030, at which point it will have no investments in Invesco Balanced-Risk Aggressive Allocation Fund. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund provides exposure to U.S.
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and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s and Invesco Balanced-Risk Aggressive Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as underlying funds, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices
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of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an
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investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by
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the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
All Funds
Each Fund is a “fund of funds” and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the Funds invest are mutual funds advised by Invesco Advisers, Inc. (the Adviser or Invesco). The Funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd.
Each Fund is non-diversified, which means that it may invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Adviser monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a Fund’s investments in the underlying funds to keep them within their target weightings. The Adviser may change a Fund’s asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each Fund currently expects to hold between one and three underlying funds at any given time.
Once the asset allocation of each of Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a target date Fund) has become similar to the asset allocation of Invesco Balanced-Risk Retirement Now Fund, the Board may approve combining each such target date Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the target date Fund’s shareholders. Such a combination will result in the shareholders of the target date Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than their target date Fund. The Adviser expects such a combination to generally occur during the year of each target date Fund’s target retirement date, as indicated in its name. The Board of the target date Funds can vote on whether to approve these combinations without shareholder approval, although shareholders will be provided with advance notice in writing of any combination affecting their target date Funds.
The following table is intended to help investors select an appropriate Fund in which to invest, based upon their target retirement date.
Target Retirement Date	Fund
Retire before 2015	Invesco Balanced-Risk Retirement Now Fund

2015—2024	Invesco Balanced-Risk Retirement 2020 Fund

2025—2034	Invesco Balanced-Risk Retirement 2030 Fund

2035—2044	Invesco Balanced-Risk Retirement 2040 Fund

2045—2054	Invesco Balanced-Risk Retirement 2050 Fund

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities. The portfolio management team selects the appropriate assets for each asset class, allocates them based on their proprietary risk management and portfolio construction techniques, and then applies a process of active positioning that seeks to improve expected returns. The Adviser’s investment process is designed to balance risk across equities, fixed income and commodities such that no one asset class drives the portfolio’s performance.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, ETFs and ETNs. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard
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deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and
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cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
In anticipation of or in response to market, economic, political, or other conditions, Invesco Balanced-Risk Allocation Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If Invesco Balanced-Risk Allocation Fund’s portfolio managers do so, different factors could affect Invesco Balanced-Risk Allocation Fund’s performance and Invesco Balanced-Risk Allocation Fund may not achieve its investment objective.
Invesco Balanced-Risk Allocation Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Invesco Balanced-Risk Allocation Fund may not be invested in all of the types of securities and other investments described in this prospectus. Invesco Balanced-Risk Allocation Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in Invesco Balanced-Risk Allocation Fund’s SAI.
Invesco Balanced-Risk Aggressive Allocation Fund (Not an underlying Fund of Invesco Balanced-Risk Retirement Now Fund and Invesco Balanced-Risk Retirement 2020 Fund). Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument
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decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive
Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between
62                                  Invesco Growth Series

counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
In anticipation of or in response to market, economic, political, or other conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio managers do so, different factors could affect Invesco Balanced-Risk Aggressive Allocation Fund’s performance and Invesco Balanced-Risk Aggressive Allocation Fund may not achieve its investment objective.
Invesco Balanced-Risk Aggressive Allocation Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Invesco Balanced-Risk Aggressive Allocation Fund may not be invested in all of the types of securities and other investments described in this prospectus. Invesco Balanced-Risk Aggressive Allocation Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Fund and Its Investments and Risks” in Invesco Balanced-Risk Aggressive Allocation Fund’s SAI.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, Liquid Assets Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Asset’s Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Liquid Assets Portfolio may, from time to time, take temporary defensive positions by holding cash, shortening Liquid Assets Portfolio’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as previously described and in accordance with federal laws concerning money market funds, in anticipation of or in response to adverse market, economic, political or other conditions. It is possible that such investments could affect Liquid Assets Portfolio’s performance and Liquid Assets Portfolio may not achieve its investment objective.
Liquid Assets Portfolio’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Liquid Assets Portfolio may not be invested in all of the types of securities and other investments described in this prospectus. Liquid Assets Portfolio may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in Liquid Assets Portfolio’s SAI.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by the Board without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, Premier Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
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Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio may, from time to time, take temporary defensive positions by holding cash, shortening Premier Portfolio’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as previously described and in accordance with federal laws concerning money market funds, in anticipation of or in response to adverse market, economic, political or other conditions. It is possible that such investments could affect Premier Portfolio’s performance and Premier Portfolio may not achieve its investment objective.
Premier Portfolio’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Premier Portfolio may not be invested in all of the types of securities and other investments described in this prospectus. Premier Portfolio may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in Premier Portfolio’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Funds’ CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
The Adviser does not receive a management fee from the Funds.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Funds' SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A and Class AX shares of the Funds are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. New or additional investments in Class B shares are no longer permitted; but investors may pay a Category I contingent deferred sales charge (CDSC) if they redeem their shares within a specified number of years after purchase, as listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of the prospectus. Purchases of Class C and Class CX shares are subject to a CDSC. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
Invesco Balanced-Risk Retirement Now Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2020 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2030 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
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Invesco Balanced-Risk Retirement 2040 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2050 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Balanced-Risk Retirement 2020 Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Balanced-Risk Retirement 2030 Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Balanced-Risk Retirement 2040 Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Balanced-Risk Retirement 2050 Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
Invesco Balanced-Risk Retirement Now Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2020 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2030 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2040 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2050 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2020 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2030 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2040 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2050 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the
65                                  Invesco Growth Series

following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement Now Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month U.S. Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and the three-month Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index, Barclays U.S. Aggregate Index and the three-month Treasury bill. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000 Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.
Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.
Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.
Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.
Lipper Mixed-Asset Target Today Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
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Financial Highlights
The financial highlights show each Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each Fund or any of its share classes. The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R5 and Class R6 are not offered in this prospectus.
The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Invesco Balanced-Risk Retirement Now Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$8.91	$ 0.10	$ 0.19	$0.29	$(0.23)	$(0.20)	$(0.43)	$8.77	3.32%	$14,273	0.25% (e)	0.96% (e)	1.13% (e)	9%
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25	0.85	(0.22)	16
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25	0.96	1.30	7
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25	1.09	1.95	15
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25	3.45	4.35	67

Class AX
Year ended 12/31/14	8.90	0.10	0.20	0.30	(0.24)	(0.20)	(0.44)	8.76	3.32	11,273	0.25 (e)	0.96 (e)	1.13 (e)	9
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25	0.85	(0.22)	16
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25	0.96	1.30	7
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25	1.09	1.95	15
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25 (g)	1.24 (g)	4.35 (g)	67

Class B
Year ended 12/31/14	8.76	0.03	0.19	0.22	(0.21)	(0.20)	(0.41)	8.57	2.55	341	1.00 (e)	1.71 (e)	0.38 (e)	9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00	1.60	(0.97)	16
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00	1.71	0.55	7
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00	1.84	1.20	15
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00	4.20	3.60	67

Class C
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.21)	(0.20)	(0.41)	8.58	2.66	4,535	1.00 (e)	1.71 (e)	0.38 (e)	9
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00	1.60	(0.97)	16
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00	1.71	0.55	7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00	1.84	1.20	15
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00	4.20	3.60	67

Class CX
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.22)	(0.20)	(0.42)	8.57	2.55	3,088	1.00 (e)	1.71 (e)	0.38 (e)	9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00	1.60	(0.97)	16
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00	1.71	0.55	7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00	1.84	1.20	15
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00 (g)	1.99 (g)	3.60 (g)	67

Class R
Year ended 12/31/14	8.88	0.08	0.19	0.27	(0.23)	(0.20)	(0.43)	8.72	3.02	1,656	0.50 (e)	1.21 (e)	0.88 (e)	9
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50	1.10	(0.47)	16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50	1.21	1.05	7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50	1.34	1.70	15
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50	3.70	4.10	67

Class RX
Year ended 12/31/14	8.86	0.08	0.20	0.28	(0.23)	(0.20)	(0.43)	8.71	3.14	181	0.50 (e)	1.21 (e)	0.88 (e)	9
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50	1.10	(0.47)	16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50	1.21	1.05	7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50	1.34	1.70	15
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50 (g)	1.49 (g)	4.10 (g)	67

Class Y
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	1,695	0.00 (e)	0.71 (e)	1.38 (e)	9
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00	0.60	0.03	16
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00	0.71	1.55	7
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00	0.84	2.20	15
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00	3.20	4.60	67

Class R5
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	9,573	0.00 (e)	0.63 (e)	1.38 (e)	9
67                                  Invesco Growth Series

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00	0.54	0.03	16
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00	0.66	1.55	7
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00	0.75	2.20	15
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00	2.93	4.60	67

Class R6
Year ended 12/31/14	8.96	0.13	0.20	0.33	(0.25)	(0.20)	(0.45)	8.84	3.61	328	0.00 (e)	0.54 (e)	1.38 (e)	9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00	0.45	0.03	16
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00 (g)	0.62 (g)	1.55 (g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.54%, 0.52%, 0.59%, and 0.55% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $14,813, $12,709, $430, $4,552, $3,419, $1,807, $210, $1,842, $9,071 and $303 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
68                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2020 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$9.32	$ 0.16	$ 0.28	$0.44	$(0.37)	$(0.28)	$(0.65)	$9.11	4.81%	$47,303	0.25% (e)	0.67% (e)	1.65% (e)	7%
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25	0.66	(0.24)	16
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25	0.75	2.24	6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25	0.80	2.59	15
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25	1.13	6.61	57

Class AX
Year ended 12/31/14	9.31	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.10	4.81	9,609	0.25 (e)	0.67 (e)	1.65 (e)	7
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25	0.66	(0.24)	16
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25	0.75	2.24	6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25	0.80	2.59	15
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25 (g)	0.73 (g)	6.61 (g)	57

Class B
Year ended 12/31/14	9.21	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	9.00	4.03	1,715	1.00 (e)	1.42 (e)	0.90 (e)	7
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00	1.41	(0.99)	16
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00	1.50	1.49	6
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00	1.55	1.84	15
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00	1.88	5.86	57

Class C
Year ended 12/31/14	9.20	0.09	0.27	0.36	(0.30)	(0.28)	(0.58)	8.98	3.93	9,613	1.00 (e)	1.42 (e)	0.90 (e)	7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00	1.41	(0.99)	16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00	1.50	1.49	6
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00	1.55	1.84	15
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00	1.88	5.86	57

Class CX
Year ended 12/31/14	9.20	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	8.99	4.04	2,677	1.00 (e)	1.42 (e)	0.90 (e)	7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00	1.41	(0.99)	16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00	1.50	1.49	6
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00	1.55	1.84	15
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00 (g)	1.48 (g)	5.86 (g)	57

Class R
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	7,564	0.50 (e)	0.92 (e)	1.40 (e)	7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50	0.91	(0.49)	16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50	1.00	1.99	6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50	1.05	2.34	15
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50	1.38	6.36	57

Class RX
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	848	0.50 (e)	0.92 (e)	1.40 (e)	7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50	0.91	(0.49)	16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50	1.00	1.99	6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50	1.05	2.34	15
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50 (g)	0.98 (g)	6.36 (g)	57

Class Y
Year ended 12/31/14	9.31	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.10	5.09	7,416	0.00 (e)	0.42 (e)	1.90 (e)	7
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00	0.41	0.01	16
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00	0.50	2.49	6
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00	0.55	2.84	15
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00	0.88	6.86	57

Class R5
Year ended 12/31/14	9.36	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.15	5.07	36,230	0.00 (e)	0.31 (e)	1.90 (e)	7
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00	0.32	0.01	16
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00	0.42	2.49	6
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00	0.47	2.84	15
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00	0.72	6.86	57

Class R6
Year ended 12/31/14	9.37	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.16	5.06	1,136	0.00 (e)	0.22 (e)	1.90 (e)	7
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00	0.23	0.01	16
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00 (g)	0.30 (g)	2.49 (g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
69                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.73%, 0.71%, 0.71%, 0.85% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $49,900, $10,748, $2,065, $9,492, $2,845, $8,816, $1,022, $7,496, $33,322 and $1,004 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
70                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2030 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$9.04	$ 0.24	$ 0.31	$0.55	$(0.50)	$(0.30)	$(0.80)	$8.79	6.25%	$49,929	0.25% (e)	0.68% (e)	2.57% (e)	9%
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25	0.68	(0.25)	34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25	0.76	2.66	3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25	0.95	2.89	9
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25	1.32	6.63	32

Class AX
Year ended 12/31/14	9.04	0.24	0.32	0.56	(0.50)	(0.30)	(0.80)	8.80	6.36	6,697	0.25 (e)	0.68 (e)	2.57 (e)	9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25	0.68	(0.25)	34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25	0.76	2.66	3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25	0.95	2.89	9
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25 (g)	0.92 (g)	6.63 (g)	32

Class B
Year ended 12/31/14	8.95	0.17	0.31	0.48	(0.43)	(0.30)	(0.73)	8.70	5.51	2,157	1.00 (e)	1.43 (e)	1.82 (e)	9
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00	1.43	(1.00)	34
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00	1.51	1.91	3
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00	1.70	2.14	9
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00	2.07	5.88	32

Class C
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	13,330	1.00 (e)	1.43 (e)	1.82 (e)	9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00	1.43	(1.00)	34
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00	1.51	1.91	3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00	1.70	2.14	9
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00	2.07	5.88	32

Class CX
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	1,732	1.00 (e)	1.43 (e)	1.82 (e)	9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00	1.43	(1.00)	34
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00	1.51	1.91	3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00	1.70	2.14	9
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00 (g)	1.67 (g)	5.88 (g)	32

Class R
Year ended 12/31/14	8.99	0.22	0.31	0.53	(0.48)	(0.30)	(0.78)	8.74	6.02	11,531	0.50 (e)	0.93 (e)	2.32 (e)	9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50	0.93	(0.50)	34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50	1.01	2.41	3
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50	1.20	2.64	9
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50	1.57	6.38	32

Class RX
Year ended 12/31/14	8.99	0.22	0.30	0.52	(0.48)	(0.30)	(0.78)	8.73	5.89	1,139	0.50 (e)	0.93 (e)	2.32 (e)	9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50	0.93	(0.50)	34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50	1.01	2.41	3
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50	1.20	2.64	9
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50 (g)	1.17 (g)	6.38 (g)	32

Class Y
Year ended 12/31/14	9.06	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.81	6.51	5,730	0.00 (e)	0.43 (e)	2.82 (e)	9
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00	0.43	0.00	34
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00	0.51	2.91	3
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00	0.70	3.14	9
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00	1.07	6.88	32

Class R5
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	41,595	0.00 (e)	0.30 (e)	2.82 (e)	9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00	0.33	0.00	34
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00	0.40	2.91	3
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00	0.51	3.14	9
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00	0.91	6.88	32

Class R6
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	1,250	0.00 (e)	0.21 (e)	2.82 (e)	9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00	0.24	0.00	34
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00 (g)	0.32 (g)	2.91 (g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
71                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.89%, 0.87%, 0.85%, 0.87% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $51,411, $7,276, $2,456, $12,559, $1,839, $12,124, $1,107, $5,716, $37,405 and $1,094 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
72                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$8.34	$ 0.31	$ 0.29	$0.60	$(0.59)	$(0.28)	$(0.87)	$8.07	7.35%	$35,495	0.26% (e)	0.86% (e)	3.53% (e)	8%
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25	0.87	(0.25)	68
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25	1.07	2.69	4
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25	1.52	2.88	14
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25	1.94	6.79	26

Class AX
Year ended 12/31/14	8.34	0.31	0.28	0.59	(0.59)	(0.28)	(0.87)	8.06	7.23	3,284	0.26 (e)	0.86 (e)	3.53 (e)	8
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25	0.87	(0.25)	68
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25	1.07	2.69	4
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25	1.52	2.88	14
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25 (g)	1.42 (g)	6.79 (g)	26

Class B
Year ended 12/31/14	8.26	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.97	6.38	925	1.01 (e)	1.61 (e)	2.78 (e)	8
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00	1.62	(1.00)	68
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00	1.82	1.94	4
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00	2.27	2.13	14
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00	2.69	6.04	26

Class C
Year ended 12/31/14	8.25	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.96	6.39	6,249	1.01 (e)	1.61 (e)	2.78 (e)	8
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00	1.62	(1.00)	68
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00	1.82	1.94	4
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00	2.27	2.13	14
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00	2.69	6.04	26

Class CX
Year ended 12/31/14	8.24	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.95	6.39	572	1.01 (e)	1.61 (e)	2.78 (e)	8
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00	1.62	(1.00)	68
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00	1.82	1.94	4
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00	2.27	2.13	14
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00 (g)	2.17 (g)	6.04 (g)	26

Class R
Year ended 12/31/14	8.30	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.02	7.00	8,650	0.51 (e)	1.11 (e)	3.28 (e)	8
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50	1.12	(0.50)	68
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50	1.32	2.44	4
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50	1.77	2.63	14
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50	2.19	6.54	26

Class RX
Year ended 12/31/14	8.31	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.03	6.99	683	0.51 (e)	1.11 (e)	3.28 (e)	8
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50	1.12	(0.50)	68
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50	1.32	2.44	4
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50	1.77	2.63	14
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50 (g)	1.67 (g)	6.54 (g)	26

Class Y
Year ended 12/31/14	8.36	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.09	7.61	2,338	0.01 (e)	0.61 (e)	3.78 (e)	8
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00	0.62	0.00	68
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00	0.82	2.94	4
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00	1.27	3.13	14
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00	1.69	7.04	26

Class R5
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	25,848	0.01 (e)	0.44 (e)	3.78 (e)	8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00	0.47	0.00	68
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00	0.65	2.94	4
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00	1.02	3.13	14
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00	1.38	7.04	26

Class R6
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	1,270	0.01 (e)	0.35 (e)	3.78 (e)	8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00	0.37	0.00	68
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00 (g)	0.53 (g)	2.94 (g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
73                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.99%, 0.99%, 0.98%, 0.87% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $34,539, $3,400, $1,001, $5,785, $584, $8,810, $650, $2,332, $23,168 and $1,119 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
74                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2050 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$8.21	$ 0.40	$ 0.27	$0.67	$(0.63)	$(0.27)	$(0.90)	$7.98	8.30%	$14,645	0.25% (e)	1.24% (e)	4.61% (e)	8%
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25	1.31	(0.25)	93
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25	1.57	2.62	4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25	3.01	3.34	22
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25	3.63	6.42	27

Class AX
Year ended 12/31/14	8.21	0.40	0.28	0.68	(0.63)	(0.27)	(0.90)	7.99	8.43	1,192	0.25 (e)	1.24 (e)	4.61 (e)	8
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25	1.31	(0.25)	93
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25	1.57	2.62	4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25	3.01	3.34	22
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25 (g)	2.97 (g)	6.42 (g)	27

Class B
Year ended 12/31/14	8.10	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.86	7.55	348	1.00 (e)	1.99 (e)	3.86 (e)	8
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00	2.06	(1.00)	93
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00	2.32	1.86	4
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00	3.76	2.59	22
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00	4.38	5.67	27

Class C
Year ended 12/31/14	8.12	0.33	0.26	0.59	(0.57)	(0.27)	(0.84)	7.87	7.41	4,876	1.00 (e)	1.99 (e)	3.86 (e)	8
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00	2.06	(1.00)	93
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00	2.32	1.87	4
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00	3.76	2.59	22
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00	4.38	5.67	27

Class CX
Year ended 12/31/14	8.11	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.87	7.54	152	1.00 (e)	1.99 (e)	3.86 (e)	8
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00	2.06	(1.00)	93
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00	2.32	1.87	4
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00	3.76	2.59	22
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00 (g)	3.72 (g)	5.67 (g)	27

Class R
Year ended 12/31/14	8.17	0.37	0.27	0.64	(0.61)	(0.27)	(0.88)	7.93	7.96	5,548	0.50 (e)	1.49 (e)	4.36 (e)	8
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50	1.56	(0.50)	93
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50	1.82	2.37	4
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50	3.26	3.09	22
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50	3.88	6.17	27

Class RX
Year ended 12/31/14	8.17	0.37	0.28	0.65	(0.61)	(0.27)	(0.88)	7.94	8.09	214	0.50 (e)	1.49 (e)	4.36 (e)	8
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50	1.56	(0.50)	93
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50	1.82	2.37	4
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50	3.26	3.09	22
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50 (g)	3.22 (g)	6.17 (g)	27

Class Y
Year ended 12/31/14	8.22	0.42	0.29	0.71	(0.65)	(0.27)	(0.92)	8.01	8.81	3,381	0.00 (e)	0.99 (e)	4.86 (e)	8
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00	1.06	0.00	93
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00	1.32	2.87	4
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00	2.76	3.59	22
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00	3.38	6.67	27

Class R5
Year ended 12/31/14	8.23	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.00	8.53	18,171	0.00 (e)	0.70 (e)	4.86 (e)	8
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00	0.81	0.00	93
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00	1.08	2.87	4
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00	2.36	3.59	22
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00	3.03	6.67	27

Class R6
Year ended 12/31/14	8.24	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.01	8.52	430	0.00 (e)	0.61 (e)	4.86 (e)	8
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00	0.72	0.00	93
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00 (g)	0.99 (g)	2.87 (g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
75                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 1.10%, 1.11%, 1.11%, 0.87% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $13,346, $1,176, $390, $3,804, $142, $5,291, $232, $2,109, $16,149 and $360 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
76                                  Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year;
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds' classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Invesco Balanced-Risk Retirement Now Fund — Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.81%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.54)%	1.89%	5.43%	9.10%	12.90%	16.83%	20.89%	25.10%	29.45%	33.96%
End of Year Balance	$9,845.96	$10,188.59	$10,543.16	$10,910.06	$11,289.73	$11,682.61	$12,089.17	$12,509.87	$12,945.21	$13,395.71
Estimated Annual Expenses	$ 628.15	$ 152.26	$ 157.56	$ 163.04	$ 168.72	$ 174.59	$ 180.67	$ 186.95	$ 193.46	$ 200.19

Invesco Balanced-Risk Retirement Now Fund — Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.81%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.19%	7.82%	11.57%	15.45%	19.47%	23.63%	27.93%	32.38%	36.99%	41.75%
End of Year Balance	$10,419.00	$10,781.58	$11,156.78	$11,545.04	$11,946.80	$12,362.55	$12,792.77	$13,237.96	$13,698.64	$14,175.35
Estimated Annual Expenses	$ 82.70	$ 161.12	$ 166.73	$ 172.53	$ 178.54	$ 184.75	$ 191.18	$ 197.83	$ 204.72	$ 211.84

Invesco Balanced-Risk Retirement Now Fund — Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.81%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.54)%	1.89%	5.43%	9.10%	12.90%	16.83%	20.89%	25.10%	29.45%	33.96%
End of Year Balance	$9,845.96	$10,188.59	$10,543.16	$10,910.06	$11,289.73	$11,682.61	$12,089.17	$12,509.87	$12,945.21	$13,395.71
Estimated Annual Expenses	$ 628.15	$ 152.26	$ 157.56	$ 163.04	$ 168.72	$ 174.59	$ 180.67	$ 186.95	$ 193.46	$ 200.19

Invesco Balanced-Risk Retirement Now Fund — Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.81%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.19%	7.82%	11.57%	15.45%	19.47%	23.63%	27.93%	32.38%	36.99%	41.75%
End of Year Balance	$10,419.00	$10,781.58	$11,156.78	$11,545.04	$11,946.80	$12,362.55	$12,792.77	$13,237.96	$13,698.64	$14,175.35
Estimated Annual Expenses	$ 82.70	$ 161.12	$ 166.73	$ 172.53	$ 178.54	$ 184.75	$ 191.18	$ 197.83	$ 204.72	$ 211.84

Invesco Balanced-Risk Retirement Now Fund — Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.56%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.44%	6.26%	9.16%	12.15%	15.21%	18.35%	21.58%	24.90%	29.25%	33.75%
End of Year Balance	$10,344.00	$10,626.39	$10,916.49	$11,214.51	$11,520.67	$11,835.18	$12,158.28	$12,490.20	$12,924.86	$13,374.65
Estimated Annual Expenses	$ 158.68	$ 238.01	$ 244.51	$ 251.19	$ 258.04	$ 265.09	$ 272.33	$ 279.76	$ 193.15	$ 199.88

Invesco Balanced-Risk Retirement Now Fund — Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.56%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.44%	6.26%	9.16%	12.15%	15.21%	18.35%	21.58%	24.90%	28.31%	31.81%
End of Year Balance	$10,344.00	$10,626.39	$10,916.49	$11,214.51	$11,520.67	$11,835.18	$12,158.28	$12,490.20	$12,831.19	$13,181.48
Estimated Annual Expenses	$ 158.68	$ 238.01	$ 244.51	$ 251.19	$ 258.04	$ 265.09	$ 272.33	$ 279.76	$ 287.40	$ 295.24

77

Invesco Balanced-Risk Retirement Now Fund — Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.56%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%	2.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.44%	6.26%	9.16%	12.15%	15.21%	18.35%	21.58%	24.90%	28.31%	31.81%
End of Year Balance	$10,344.00	$10,626.39	$10,916.49	$11,214.51	$11,520.67	$11,835.18	$12,158.28	$12,490.20	$12,831.19	$13,181.48
Estimated Annual Expenses	$ 158.68	$ 238.01	$ 244.51	$ 251.19	$ 258.04	$ 265.09	$ 272.33	$ 279.76	$ 287.40	$ 295.24

Invesco Balanced-Risk Retirement Now Fund — Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.06%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%	7.30%	10.76%	14.34%	18.03%	21.85%	25.78%	29.84%	34.04%	38.37%
End of Year Balance	$10,394.00	$10,729.73	$11,076.30	$11,434.06	$11,803.38	$12,184.63	$12,578.19	$12,984.47	$13,403.87	$13,836.81
Estimated Annual Expenses	$ 108.09	$ 186.94	$ 192.98	$ 199.22	$ 205.65	$ 212.29	$ 219.15	$ 226.23	$ 233.54	$ 241.08

Invesco Balanced-Risk Retirement Now Fund — Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.06%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%	7.30%	10.76%	14.34%	18.03%	21.85%	25.78%	29.84%	34.04%	38.37%
End of Year Balance	$10,394.00	$10,729.73	$11,076.30	$11,434.06	$11,803.38	$12,184.63	$12,578.19	$12,984.47	$13,403.87	$13,836.81
Estimated Annual Expenses	$ 108.09	$ 186.94	$ 192.98	$ 199.22	$ 205.65	$ 212.29	$ 219.15	$ 226.23	$ 233.54	$ 241.08

Invesco Balanced-Risk Retirement Now Fund — Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.56%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.44%	8.34%	12.38%	16.57%	20.92%	25.43%	30.10%	34.96%	39.99%	45.21%
End of Year Balance	$10,444.00	$10,833.56	$11,237.65	$11,656.82	$12,091.62	$12,542.63	$13,010.47	$13,495.77	$13,999.16	$14,521.33
Estimated Annual Expenses	$ 57.24	$ 135.11	$ 140.15	$ 145.38	$ 150.80	$ 156.43	$ 162.26	$ 168.31	$ 174.59	$ 181.11

Invesco Balanced-Risk Retirement 2020 Fund — Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.70)%	1.84%	5.50%	9.30%	13.24%	17.31%	21.54%	25.91%	30.44%	35.14%
End of Year Balance	$9,829.89	$10,183.77	$10,550.38	$10,930.20	$11,323.68	$11,731.33	$12,153.66	$12,591.19	$13,044.48	$13,514.08
Estimated Annual Expenses	$ 644.47	$ 140.10	$ 145.14	$ 150.36	$ 155.78	$ 161.39	$ 167.19	$ 173.21	$ 179.45	$ 185.91

Invesco Balanced-Risk Retirement 2020 Fund — Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	7.76%	11.64%	15.66%	19.83%	24.14%	28.61%	33.24%	38.04%	43.01%
End of Year Balance	$10,402.00	$10,776.47	$11,164.42	$11,566.34	$11,982.73	$12,414.11	$12,861.02	$13,324.02	$13,803.68	$14,300.61
Estimated Annual Expenses	$ 99.97	$ 148.25	$ 153.59	$ 159.12	$ 164.84	$ 170.78	$ 176.93	$ 183.30	$ 189.89	$ 196.73

Invesco Balanced-Risk Retirement 2020 Fund — Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.70)%	1.84%	5.50%	9.30%	13.24%	17.31%	21.54%	25.91%	30.44%	35.14%
End of Year Balance	$9,829.89	$10,183.77	$10,550.38	$10,930.20	$11,323.68	$11,731.33	$12,153.66	$12,591.19	$13,044.48	$13,514.08
Estimated Annual Expenses	$ 644.47	$ 140.10	$ 145.14	$ 150.36	$ 155.78	$ 161.39	$ 167.19	$ 173.21	$ 179.45	$ 185.91

Invesco Balanced-Risk Retirement 2020 Fund — Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	7.76%	11.64%	15.66%	19.83%	24.14%	28.61%	33.24%	38.04%	43.01%
End of Year Balance	$10,402.00	$10,776.47	$11,164.42	$11,566.34	$11,982.73	$12,414.11	$12,861.02	$13,324.02	$13,803.68	$14,300.61
Estimated Annual Expenses	$ 99.97	$ 148.25	$ 153.59	$ 159.12	$ 164.84	$ 170.78	$ 176.93	$ 183.30	$ 189.89	$ 196.73

Invesco Balanced-Risk Retirement 2020 Fund — Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.73%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	1.40%	1.40%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.27%	6.21%	9.24%	12.35%	15.56%	18.85%	22.24%	25.72%	30.25%	34.93%
End of Year Balance	$10,327.00	$10,621.32	$10,924.03	$11,235.36	$11,555.57	$11,884.90	$12,223.62	$12,572.00	$13,024.59	$13,493.47
Estimated Annual Expenses	$ 175.83	$ 225.19	$ 231.61	$ 238.21	$ 245.00	$ 251.99	$ 259.17	$ 266.55	$ 179.18	$ 185.63

78

Invesco Balanced-Risk Retirement 2020 Fund — Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.73%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.27%	6.21%	9.24%	12.35%	15.56%	18.85%	22.24%	25.72%	29.30%	32.99%
End of Year Balance	$10,327.00	$10,621.32	$10,924.03	$11,235.36	$11,555.57	$11,884.90	$12,223.62	$12,572.00	$12,930.30	$13,298.81
Estimated Annual Expenses	$ 175.83	$ 225.19	$ 231.61	$ 238.21	$ 245.00	$ 251.99	$ 259.17	$ 266.55	$ 274.15	$ 281.96

Invesco Balanced-Risk Retirement 2020 Fund — Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.73%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.27%	6.21%	9.24%	12.35%	15.56%	18.85%	22.24%	25.72%	29.30%	32.99%
End of Year Balance	$10,327.00	$10,621.32	$10,924.03	$11,235.36	$11,555.57	$11,884.90	$12,223.62	$12,572.00	$12,930.30	$13,298.81
Estimated Annual Expenses	$ 175.83	$ 225.19	$ 231.61	$ 238.21	$ 245.00	$ 251.99	$ 259.17	$ 266.55	$ 274.15	$ 281.96

Invesco Balanced-Risk Retirement 2020 Fund — Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.25%	10.84%	14.55%	18.39%	22.36%	26.45%	30.69%	35.07%	39.59%
End of Year Balance	$10,377.00	$10,724.63	$11,083.90	$11,455.22	$11,838.97	$12,235.57	$12,645.46	$13,069.09	$13,506.90	$13,959.38
Estimated Annual Expenses	$ 125.32	$ 174.09	$ 179.92	$ 185.95	$ 192.18	$ 198.61	$ 205.27	$ 212.15	$ 219.25	$ 226.60

Invesco Balanced-Risk Retirement 2020 Fund — Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.25%	10.84%	14.55%	18.39%	22.36%	26.45%	30.69%	35.07%	39.59%
End of Year Balance	$10,377.00	$10,724.63	$11,083.90	$11,455.22	$11,838.97	$12,235.57	$12,645.46	$13,069.09	$13,506.90	$13,959.38
Estimated Annual Expenses	$ 125.32	$ 174.09	$ 179.92	$ 185.95	$ 192.18	$ 198.61	$ 205.27	$ 212.15	$ 219.25	$ 226.60

Invesco Balanced-Risk Retirement 2020 Fund — Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.28%	12.45%	16.78%	21.28%	25.95%	30.80%	35.83%	41.06%	46.49%
End of Year Balance	$10,427.00	$10,828.44	$11,245.33	$11,678.28	$12,127.89	$12,594.82	$13,079.72	$13,583.29	$14,106.24	$14,649.33
Estimated Annual Expenses	$ 74.56	$ 122.22	$ 126.92	$ 131.81	$ 136.89	$ 142.16	$ 147.63	$ 153.31	$ 159.21	$ 165.34

Invesco Balanced-Risk Retirement 2030 Fund — Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.85)%	1.51%	5.00%	8.60%	12.32%	16.18%	20.16%	24.28%	28.54%	32.95%
End of Year Balance	$9,814.77	$10,151.42	$10,499.61	$10,859.75	$11,232.24	$11,617.50	$12,015.98	$12,428.13	$12,854.42	$13,295.32
Estimated Annual Expenses	$ 659.81	$ 156.73	$ 162.11	$ 167.67	$ 173.42	$ 179.37	$ 185.52	$ 191.89	$ 198.47	$ 205.28

Invesco Balanced-Risk Retirement 2030 Fund — Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.42%	11.11%	14.92%	18.86%	22.94%	27.15%	31.51%	36.03%	40.69%
End of Year Balance	$10,386.00	$10,742.24	$11,110.70	$11,491.80	$11,885.96	$12,293.65	$12,715.33	$13,151.46	$13,602.56	$14,069.12
Estimated Annual Expenses	$ 116.20	$ 165.86	$ 171.55	$ 177.43	$ 183.52	$ 189.81	$ 196.32	$ 203.05	$ 210.02	$ 217.22

Invesco Balanced-Risk Retirement 2030 Fund — Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.85)%	1.51%	5.00%	8.60%	12.32%	16.18%	20.16%	24.28%	28.54%	32.95%
End of Year Balance	$9,814.77	$10,151.42	$10,499.61	$10,859.75	$11,232.24	$11,617.50	$12,015.98	$12,428.13	$12,854.42	$13,295.32
Estimated Annual Expenses	$ 659.81	$ 156.73	$ 162.11	$ 167.67	$ 173.42	$ 179.37	$ 185.52	$ 191.89	$ 198.47	$ 205.28

Invesco Balanced-Risk Retirement 2030 Fund — Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.42%	11.11%	14.92%	18.86%	22.94%	27.15%	31.51%	36.03%	40.69%
End of Year Balance	$10,386.00	$10,742.24	$11,110.70	$11,491.80	$11,885.96	$12,293.65	$12,715.33	$13,151.46	$13,602.56	$14,069.12
Estimated Annual Expenses	$ 116.20	$ 165.86	$ 171.55	$ 177.43	$ 183.52	$ 189.81	$ 196.32	$ 203.05	$ 210.02	$ 217.22

79

Invesco Balanced-Risk Retirement 2030 Fund — Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.89%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	1.57%	1.57%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.11%	5.87%	8.71%	11.62%	14.62%	17.69%	20.84%	24.08%	28.34%	32.74%
End of Year Balance	$10,311.00	$10,587.33	$10,871.08	$11,162.42	$11,461.57	$11,768.74	$12,084.15	$12,408.00	$12,833.60	$13,273.79
Estimated Annual Expenses	$ 191.94	$ 242.42	$ 248.92	$ 255.59	$ 262.44	$ 269.47	$ 276.69	$ 284.11	$ 198.15	$ 204.94

Invesco Balanced-Risk Retirement 2030 Fund — Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.89%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.11%	5.87%	8.71%	11.62%	14.62%	17.69%	20.84%	24.08%	27.41%	30.82%
End of Year Balance	$10,311.00	$10,587.33	$10,871.08	$11,162.42	$11,461.57	$11,768.74	$12,084.15	$12,408.00	$12,740.54	$13,081.98
Estimated Annual Expenses	$ 191.94	$ 242.42	$ 248.92	$ 255.59	$ 262.44	$ 269.47	$ 276.69	$ 284.11	$ 291.72	$ 299.54

Invesco Balanced-Risk Retirement 2030 Fund — Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.89%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.11%	5.87%	8.71%	11.62%	14.62%	17.69%	20.84%	24.08%	27.41%	30.82%
End of Year Balance	$10,311.00	$10,587.33	$10,871.08	$11,162.42	$11,461.57	$11,768.74	$12,084.15	$12,408.00	$12,740.54	$13,081.98
Estimated Annual Expenses	$ 191.94	$ 242.42	$ 248.92	$ 255.59	$ 262.44	$ 269.47	$ 276.69	$ 284.11	$ 291.72	$ 299.54

Invesco Balanced-Risk Retirement 2030 Fund — Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.39%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.61%	6.90%	10.30%	13.81%	17.43%	21.17%	25.02%	28.99%	33.10%	37.33%
End of Year Balance	$10,361.00	$10,690.48	$11,030.44	$11,381.20	$11,743.13	$12,116.56	$12,501.87	$12,899.42	$13,309.63	$13,732.87
Estimated Annual Expenses	$ 141.51	$ 191.57	$ 197.66	$ 203.95	$ 210.43	$ 217.12	$ 224.03	$ 231.15	$ 238.50	$ 246.09

Invesco Balanced-Risk Retirement 2030 Fund — Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.39%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.61%	6.90%	10.30%	13.81%	17.43%	21.17%	25.02%	28.99%	33.10%	37.33%
End of Year Balance	$10,361.00	$10,690.48	$11,030.44	$11,381.20	$11,743.13	$12,116.56	$12,501.87	$12,899.42	$13,309.63	$13,732.87
Estimated Annual Expenses	$ 141.51	$ 191.57	$ 197.66	$ 203.95	$ 210.43	$ 217.12	$ 224.03	$ 231.15	$ 238.50	$ 246.09

Invesco Balanced-Risk Retirement 2030 Fund — Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	7.94%	11.91%	16.03%	20.30%	24.73%	29.32%	34.08%	39.01%	44.13%
End of Year Balance	$10,411.00	$10,794.12	$11,191.35	$11,603.19	$12,030.19	$12,472.90	$12,931.90	$13,407.80	$13,901.20	$14,412.77
Estimated Annual Expenses	$ 90.83	$ 139.95	$ 145.10	$ 150.44	$ 155.98	$ 161.72	$ 167.67	$ 173.84	$ 180.24	$ 186.87

Invesco Balanced-Risk Retirement 2040 Fund — Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.95)%	1.15%	4.35%	7.65%	11.05%	14.56%	18.18%	21.91%	25.76%	29.74%
End of Year Balance	$9,805.32	$10,115.17	$10,434.81	$10,764.55	$11,104.71	$11,455.62	$11,817.61	$12,191.05	$12,576.29	$12,973.70
Estimated Annual Expenses	$ 669.38	$ 183.27	$ 189.06	$ 195.03	$ 201.20	$ 207.55	$ 214.11	$ 220.88	$ 227.86	$ 235.06

Invesco Balanced-Risk Retirement 2040 Fund — Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%	7.04%	10.42%	13.91%	17.51%	21.22%	25.05%	29.01%	33.08%	37.29%
End of Year Balance	$10,376.00	$10,703.88	$11,042.12	$11,391.06	$11,751.01	$12,122.34	$12,505.41	$12,900.58	$13,308.24	$13,728.78
Estimated Annual Expenses	$ 126.33	$ 193.93	$ 200.06	$ 206.39	$ 212.91	$ 219.63	$ 226.58	$ 233.74	$ 241.12	$ 248.74

Invesco Balanced-Risk Retirement 2040 Fund — Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.95)%	1.15%	4.35%	7.65%	11.05%	14.56%	18.18%	21.91%	25.76%	29.74%
End of Year Balance	$9,805.32	$10,115.17	$10,434.81	$10,764.55	$11,104.71	$11,455.62	$11,817.61	$12,191.05	$12,576.29	$12,973.70
Estimated Annual Expenses	$ 669.38	$ 183.27	$ 189.06	$ 195.03	$ 201.20	$ 207.55	$ 214.11	$ 220.88	$ 227.86	$ 235.06

80

Invesco Balanced-Risk Retirement 2040 Fund — Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.24%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%	1.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%	7.04%	10.42%	13.91%	17.51%	21.22%	25.05%	29.01%	33.08%	37.29%
End of Year Balance	$10,376.00	$10,703.88	$11,042.12	$11,391.06	$11,751.01	$12,122.34	$12,505.41	$12,900.58	$13,308.24	$13,728.78
Estimated Annual Expenses	$ 126.33	$ 193.93	$ 200.06	$ 206.39	$ 212.91	$ 219.63	$ 226.58	$ 233.74	$ 241.12	$ 248.74

Invesco Balanced-Risk Retirement 2040 Fund — Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.99%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	1.84%	1.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.01%	5.49%	8.03%	10.64%	13.30%	16.04%	18.83%	21.70%	25.54%	29.51%
End of Year Balance	$10,301.00	$10,549.25	$10,803.49	$11,063.86	$11,330.49	$11,603.56	$11,883.20	$12,169.59	$12,554.15	$12,950.86
Estimated Annual Expenses	$ 201.99	$ 270.01	$ 276.52	$ 283.18	$ 290.01	$ 297.00	$ 304.15	$ 311.48	$ 227.46	$ 234.65

Invesco Balanced-Risk Retirement 2040 Fund — Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.99%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.01%	5.49%	8.03%	10.64%	13.30%	16.04%	18.83%	21.70%	24.63%	27.63%
End of Year Balance	$10,301.00	$10,549.25	$10,803.49	$11,063.86	$11,330.49	$11,603.56	$11,883.20	$12,169.59	$12,462.88	$12,763.23
Estimated Annual Expenses	$ 201.99	$ 270.01	$ 276.52	$ 283.18	$ 290.01	$ 297.00	$ 304.15	$ 311.48	$ 318.99	$ 326.68

Invesco Balanced-Risk Retirement 2040 Fund — Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.99%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.01%	5.49%	8.03%	10.64%	13.30%	16.04%	18.83%	21.70%	24.63%	27.63%
End of Year Balance	$10,301.00	$10,549.25	$10,803.49	$11,063.86	$11,330.49	$11,603.56	$11,883.20	$12,169.59	$12,462.88	$12,763.23
Estimated Annual Expenses	$ 201.99	$ 270.01	$ 276.52	$ 283.18	$ 290.01	$ 297.00	$ 304.15	$ 311.48	$ 318.99	$ 326.68

Invesco Balanced-Risk Retirement 2040 Fund — Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.49%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.51%	6.52%	9.62%	12.81%	16.09%	19.47%	22.95%	26.53%	30.21%	34.00%
End of Year Balance	$10,351.00	$10,652.21	$10,962.19	$11,281.19	$11,609.48	$11,947.31	$12,294.98	$12,652.76	$13,020.96	$13,399.87
Estimated Annual Expenses	$ 151.61	$ 219.48	$ 225.87	$ 232.44	$ 239.21	$ 246.17	$ 253.33	$ 260.70	$ 268.29	$ 276.10

Invesco Balanced-Risk Retirement 2040 Fund — Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.49%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.51%	6.52%	9.62%	12.81%	16.09%	19.47%	22.95%	26.53%	30.21%	34.00%
End of Year Balance	$10,351.00	$10,652.21	$10,962.19	$11,281.19	$11,609.48	$11,947.31	$12,294.98	$12,652.76	$13,020.96	$13,399.87
Estimated Annual Expenses	$ 151.61	$ 219.48	$ 225.87	$ 232.44	$ 239.21	$ 246.17	$ 253.33	$ 260.70	$ 268.29	$ 276.10

Invesco Balanced-Risk Retirement 2040 Fund — Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	1.59%	1.59%	1.59%	1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	7.56%	11.22%	15.02%	18.94%	23.00%	27.19%	31.53%	36.01%	40.65%
End of Year Balance	$10,401.00	$10,755.67	$11,122.44	$11,501.72	$11,893.93	$12,299.51	$12,718.92	$13,152.64	$13,601.14	$14,064.94
Estimated Annual Expenses	$ 100.98	$ 168.20	$ 173.93	$ 179.86	$ 186.00	$ 192.34	$ 198.90	$ 205.68	$ 212.69	$ 219.95

Invesco Balanced-Risk Retirement 2050 Fund — Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.35%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.05)%	0.55%	3.23%	5.98%	8.79%	11.69%	14.66%	17.71%	20.84%	24.05%
End of Year Balance	$9,794.93	$10,055.47	$10,322.95	$10,597.54	$10,879.43	$11,168.82	$11,465.91	$11,770.91	$12,084.01	$12,405.45
Estimated Annual Expenses	$ 679.90	$ 232.25	$ 238.43	$ 244.77	$ 251.28	$ 257.96	$ 264.83	$ 271.87	$ 279.10	$ 286.53

Invesco Balanced-Risk Retirement 2050 Fund — Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.35%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.65%	6.41%	9.24%	12.14%	15.13%	18.19%	21.33%	24.56%	27.87%	31.27%
End of Year Balance	$10,365.00	$10,640.71	$10,923.75	$11,214.32	$11,512.62	$11,818.86	$12,133.24	$12,455.99	$12,787.32	$13,127.46
Estimated Annual Expenses	$ 137.46	$ 245.77	$ 252.30	$ 259.02	$ 265.91	$ 272.98	$ 280.24	$ 287.69	$ 295.35	$ 303.20

81

Invesco Balanced-Risk Retirement 2050 Fund — Class AX (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.35%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.05)%	0.55%	3.23%	5.98%	8.79%	11.69%	14.66%	17.71%	20.84%	24.05%
End of Year Balance	$9,794.93	$10,055.47	$10,322.95	$10,597.54	$10,879.43	$11,168.82	$11,465.91	$11,770.91	$12,084.01	$12,405.45
Estimated Annual Expenses	$ 679.90	$ 232.25	$ 238.43	$ 244.77	$ 251.28	$ 257.96	$ 264.83	$ 271.87	$ 279.10	$ 286.53

Invesco Balanced-Risk Retirement 2050 Fund — Class AX (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.35%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.65%	6.41%	9.24%	12.14%	15.13%	18.19%	21.33%	24.56%	27.87%	31.27%
End of Year Balance	$10,365.00	$10,640.71	$10,923.75	$11,214.32	$11,512.62	$11,818.86	$12,133.24	$12,455.99	$12,787.32	$13,127.46
Estimated Annual Expenses	$ 137.46	$ 245.77	$ 252.30	$ 259.02	$ 265.91	$ 272.98	$ 280.24	$ 287.69	$ 295.35	$ 303.20

Invesco Balanced-Risk Retirement 2050 Fund — Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.10%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	2.34%	2.34%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.90%	4.87%	6.87%	8.91%	10.99%	13.11%	15.27%	17.47%	20.60%	23.80%
End of Year Balance	$10,290.00	$10,486.54	$10,686.83	$10,890.95	$11,098.97	$11,310.96	$11,527.00	$11,747.16	$12,059.64	$12,380.42
Estimated Annual Expenses	$ 213.05	$ 321.00	$ 327.13	$ 333.38	$ 339.74	$ 346.23	$ 352.85	$ 359.59	$ 278.54	$ 285.95

Invesco Balanced-Risk Retirement 2050 Fund — Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.10%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.90%	4.87%	6.87%	8.91%	10.99%	13.11%	15.27%	17.47%	19.72%	22.00%
End of Year Balance	$10,290.00	$10,486.54	$10,686.83	$10,890.95	$11,098.97	$11,310.96	$11,527.00	$11,747.16	$11,971.53	$12,200.19
Estimated Annual Expenses	$ 213.05	$ 321.00	$ 327.13	$ 333.38	$ 339.74	$ 346.23	$ 352.85	$ 359.59	$ 366.45	$ 373.45

Invesco Balanced-Risk Retirement 2050 Fund — Class CX2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.10%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%	3.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.90%	4.87%	6.87%	8.91%	10.99%	13.11%	15.27%	17.47%	19.72%	22.00%
End of Year Balance	$10,290.00	$10,486.54	$10,686.83	$10,890.95	$11,098.97	$11,310.96	$11,527.00	$11,747.16	$11,971.53	$12,200.19
Estimated Annual Expenses	$ 213.05	$ 321.00	$ 327.13	$ 333.38	$ 339.74	$ 346.23	$ 352.85	$ 359.59	$ 366.45	$ 373.45

Invesco Balanced-Risk Retirement 2050 Fund — Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.60%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.40%	5.89%	8.44%	11.06%	13.73%	16.47%	19.28%	22.16%	25.10%	28.12%
End of Year Balance	$10,340.00	$10,589.19	$10,844.39	$11,105.74	$11,373.39	$11,647.49	$11,928.20	$12,215.66	$12,510.06	$12,811.55
Estimated Annual Expenses	$ 162.72	$ 271.03	$ 277.56	$ 284.25	$ 291.10	$ 298.12	$ 305.31	$ 312.66	$ 320.20	$ 327.91

Invesco Balanced-Risk Retirement 2050 Fund — Class RX	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.60%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%	2.59%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.40%	5.89%	8.44%	11.06%	13.73%	16.47%	19.28%	22.16%	25.10%	28.12%
End of Year Balance	$10,340.00	$10,589.19	$10,844.39	$11,105.74	$11,373.39	$11,647.49	$11,928.20	$12,215.66	$12,510.06	$12,811.55
Estimated Annual Expenses	$ 162.72	$ 271.03	$ 277.56	$ 284.25	$ 291.10	$ 298.12	$ 305.31	$ 312.66	$ 320.20	$ 327.91

Invesco Balanced-Risk Retirement 2050 Fund — Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.10%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.90%	6.92%	10.03%	13.24%	16.53%	19.92%	23.41%	27.00%	30.70%	34.50%
End of Year Balance	$10,390.00	$10,692.35	$11,003.50	$11,323.70	$11,653.22	$11,992.33	$12,341.30	$12,700.43	$13,070.02	$13,450.36
Estimated Annual Expenses	$ 112.15	$ 220.31	$ 226.72	$ 233.32	$ 240.11	$ 247.10	$ 254.29	$ 261.69	$ 269.30	$ 277.14

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C and Class CX has not been deducted.
82

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement 2030 Fund SEC 1940 Act file number: 811-02699

invesco.com/us	IBRR-PRO-1

Prospectus	April 30, 2015

Invesco Balanced-Risk Retirement Now Fund
Class: R5 (IANIX), R6 (IANFX)
Invesco Balanced-Risk Retirement 2020 Fund
Class: R5 (AFTSX), R6 (VRCFX)
Invesco Balanced-Risk Retirement 2030 Fund
Class: R5 (TNAIX), R6 (TNAFX)
Invesco Balanced-Risk Retirement 2040 Fund
Class: R5 (TNDIX), R6 (TNDFX)
Invesco Balanced-Risk Retirement 2050 Fund
Class: R5 (TNEIX), R6 (TNEFX)
Invesco Balanced-Risk Retirement Now Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2020 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2030 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2040 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Invesco Balanced-Risk Retirement 2050 Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Funds:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Growth Series

Fund Summaries

Invesco Balanced-Risk Retirement Now Fund
Investment Objective(s)
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	None	None

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.63	0.54

Acquired Fund Fees and Expenses	0.56	0.56

Total Annual Fund Operating Expenses	1.19	1.10

Fee Waiver and/or Expense Reimbursement[1]	0.63	0.54

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.56	0.56

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$57	$315	$594	$1,387

Class R6	$57	$296	$554	$1,292

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00%

Premier Portfolio	20.00%
Total	100%
The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.
The following chart displays how Invesco Advisers, Inc. (Invesco or the Adviser) expects the asset allocation for the Invesco Balanced-Risk Retirement Funds to change as their target retirement dates approach. The Invesco Balanced-Risk Retirement Funds employ a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis. Investments in the affiliated money market funds will continue to increase and investments in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as applicable, will continue to decrease until approximately the target retirement date. Because the Fund is designed for investors who have already reached their target retirement date, the Fund's asset allocation is not expected to change. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco
1                                  Invesco Growth Series

Balanced-Risk Allocation Fund, an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
Target Allocation from Retirement
At Retirement Date
Equities	23.45%

Commodities	12.99%

Fixed Income	50.57%

Cash Equivalents	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after your target retirement date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and
2                                  Invesco Growth Series

investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
3                                  Invesco Growth Series

Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
4                                  Invesco Growth Series

Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide
5                                  Invesco Growth Series

economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 1.85%
Best Quarter (ended September 30, 2009): 9.85%
Worst Quarter (ended December 31, 2008): -8.73%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (1/31/2007)
Return Before Taxes	3.61%	5.20%	3.07%
Return After Taxes on Distributions	1.89	3.96	1.53
Return After Taxes on Distributions and Sale of Fund Shares	2.47	3.65	1.84

Class R6 shares[1]: Inception (9/24/2012)	3.61	5.07	2.89

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement Now Index (reflects no deduction for fees, expenses or taxes)	3.30	4.95	3.79

Lipper Mixed-Asset Target Today Funds Index	4.44	5.97	4.33

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
6                                  Invesco Growth Series

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2020 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	None	None

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.31	0.22

Acquired Fund Fees and Expenses	0.73	0.73

Total Annual Fund Operating Expenses	1.04	0.95

Fee Waiver and/or Expense Reimbursement[1]	0.31	0.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73	0.73

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$75	$300	$544	$1,243

Class R6	$75	$281	$504	$1,146

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Allocation Fund	80.00%

Liquid Assets Portfolio	10.00%

Premier Portfolio	10.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund
7                                  Invesco Growth Series

gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund, an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	5 Years	At Retirement Date
Equities	31.27%	23.45%

Commodities	17.32%	12.99%

Fixed Income	67.42%	50.57%

Cash Equivalents	20.00%	40.00%
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco
Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco
8                                  Invesco Growth Series

Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market
9                                  Invesco Growth Series

funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign
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subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
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Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.
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Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 2.73%
Best Quarter (ended June 30, 2009): 15.78%
Worst Quarter (ended December 31, 2008): -15.38%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (1/31/2007)
Return Before Taxes	5.07%	8.11%	3.90%
Return After Taxes on Distributions	2.49	6.25	2.21
Return After Taxes on Distributions and Sale of Fund Shares	3.44	5.69	2.39

Class R6 shares[1]: Inception (9/24/2012)	5.06	7.99	3.71

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2020 Index (reflects no deduction for fees, expenses or taxes)	4.58	8.10	4.66

Lipper Mixed-Asset Target 2020 Funds Index	4.97	8.44	4.59

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2030 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	None	None

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.30	0.21

Acquired Fund Fees and Expenses	0.89	0.89

Total Annual Fund Operating Expenses	1.19	1.10

Fee Waiver and/or Expense Reimbursement[1]	0.30	0.21

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89	0.89

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$91	$348	$625	$1,417

Class R6	$91	$329	$586	$1,321

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Allocation Fund	83.25%

Invesco Balanced-Risk Aggressive Allocation Fund	16.75%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis as the Fund’s investments in Invesco Balanced-Risk Aggressive Allocation Fund decrease and its investments in Invesco Balanced-Risk Allocation Fund increase. At approximately 10 years from the target retirement date, the Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in the affiliated money market funds. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	20 Years	10 Years	5 Years
Equities	45.62%	39.11%	31.27%

Commodities	25.27%	21.66%	17.32%

Fixed Income	98.35%	84.32%	67.42%

Cash Equivalents	0.00%	0.00%	20.00%

Target Allocation from Retirement
At Retirement Date
Equities	23.45%

Commodities	12.99%

Fixed Income	50.57%

Cash Equivalents	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these
14                                  Invesco Growth Series

three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund
15                                  Invesco Growth Series

organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Invesco Balanced-Risk Aggressive Allocation Fund. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit
Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and
16                                  Invesco Growth Series

historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and
17                                  Invesco Growth Series

liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the
18                                  Invesco Growth Series

fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
19                                  Invesco Growth Series

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 3.51%
Best Quarter (ended June 30, 2009): 20.31%
Worst Quarter (ended December 31, 2008): -19.57%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (1/31/2007)
Return Before Taxes	6.50%	8.67%	3.47%
Return After Taxes on Distributions	3.15	6.66	1.76
Return After Taxes on Distributions and Sale of Fund Shares	4.31	6.05	2.04

Class R6 shares[1]: Inception (9/24/2012)	6.50	8.52	3.28

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2030 Index (reflects no deduction for fees, expenses or taxes)	5.45	8.32	3.61

Lipper Mixed-Asset Target 2030 Funds Index	5.31	9.59	4.38

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
20                                  Invesco Growth Series

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2040 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	None	None

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	0.43	0.34

Acquired Fund Fees and Expenses	0.99	0.99

Total Annual Fund Operating Expenses[1]	1.42	1.33

Fee Waiver and/or Expense Reimbursement[2]	0.43	0.34

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99	0.99

1	"Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$101	$407	$735	$1,665

Class R6	$101	$388	$696	$1,572

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Allocation Fund	49.95%

Invesco Balanced-Risk Aggressive Allocation Fund	50.05%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund.
21                                  Invesco Growth Series

Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis as the Fund’s investments in Invesco Balanced-Risk Aggressive Allocation Fund decrease and its investments in Invesco Balanced-Risk Allocation Fund increase. At approximately 10 years from the target retirement date, the Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in the affiliated money market funds. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	30 Years	20 Years	10 Years
Equities	52.13%	45.62%	39.11%

Commodities	28.87%	25.27%	21.66%

Fixed Income	112.39%	98.35%	84.32%

Cash Equivalents	0.00%	0.00%	0.00%

	Target Allocation from Retirement
	5 Years	At Retirement Date
Equities	31.27%	23.45%

Commodities	17.32%	12.99%

Fixed Income	67.42%	50.57%

Cash Equivalents	20.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco
22                                  Invesco Growth Series

Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
23                                  Invesco Growth Series

Invesco Balanced-Risk Aggressive Allocation Fund. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The
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management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit
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risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The
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commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of
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derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 4.07%
Best Quarter (ended June 30, 2009): 22.18%
Worst Quarter (ended December 31, 2008): -21.31%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (1/31/2007)
Return Before Taxes	7.59%	8.87%	3.18%
Return After Taxes on Distributions	3.56	6.43	1.23
Return After Taxes on Distributions and Sale of Fund Shares	4.92	6.07	1.74

Class R6 shares[1]: Inception (9/24/2012)	7.59	8.76	3.02

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2040 (reflects no deduction for fees, expenses or taxes)	5.39	8.52	3.17

Lipper Mixed-Asset Target 2040 Funds Index	5.48	10.18	4.31

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
28                                  Invesco Growth Series

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Balanced-Risk Retirement 2050 Fund
Investment Objective(s)
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	None	None

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.70	0.61

Acquired Fund Fees and Expenses	1.10	1.10

Total Annual Fund Operating Expenses	1.80	1.71

Fee Waiver and/or Expense Reimbursement[1]	0.70	0.61

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10	1.10

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.00% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$112	$498	$909	$2,058

Class R6	$112	$479	$871	$1,969

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of February 28, 2015 is set forth below:
Underlying Funds	Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Allocation Fund	16.65%

Invesco Balanced-Risk Aggressive Allocation Fund	83.35%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%
Total	100%
The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. Invesco Advisers, Inc. (Invesco or the Adviser) expects such a combination to generally occur during the year of the Fund’s target retirement date.
The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the glide path (the glide path is the rate at which the asset mix changes over time). The glide path will become more conservative on a quarterly basis as the Fund’s investments in Invesco Balanced-Risk Aggressive Allocation Fund decrease and its investments in Invesco Balanced-Risk Allocation Fund increase. At approximately 10 years from the target retirement date, the Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in the affiliated money market funds. The Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as applicable, will continue to decrease until approximately the target
29                                  Invesco Growth Series

retirement date. The actual asset allocations for the Fund may differ from those shown in the chart below.
The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of derivatives and other instruments that create leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an underlying fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.
	Target Allocation from Retirement
	40 Years	30 Years	20 Years
Equities	58.64%	52.13%	45.62%

Commodities	32.48%	28.87%	25.27%

Fixed Income	126.42%	112.39%	98.35%

Cash Equivalents	0.00%	0.00%	0.00%

	Target Allocation from Retirement
	10 Years	5 Years	At Retirement Date
Equities	39.11%	31.27%	23.45%

Commodities	21.66%	17.32%	12.99%

Fixed Income	84.32%	67.42%	50.57%

Cash Equivalents	0.00%	20.00%	40.00%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Allocation Fund’s performance. Invesco Balanced-Risk Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed
30                                  Invesco Growth Series

income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund I Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
Invesco Balanced-Risk Aggressive Allocation Fund. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure) through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit
31                                  Invesco Growth Series

Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At
32                                  Invesco Growth Series

maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by Liquid Assets Portfolio’s Board of Trustees (the Board) without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Liquid Assets Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Assets Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by Premier Portfolio’s Board of Trustees (the Board) without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
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Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Premier Portfolio is a money market fund that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with the Securities and Exchange Commission (SEC) rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency,
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commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to
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operate as described in this prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 4.63%
Best Quarter (ended June 30, 2009): 23.30%
Worst Quarter (ended December 31, 2008): -22.35%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (1/31/2007)
Return Before Taxes	8.53%	9.08%	2.98%
Return After Taxes on Distributions	4.26	6.75	1.10
Return After Taxes on Distributions and Sale of Fund Shares	5.43	6.30	1.64

Class R6 shares[1]: Inception (9/24/2012)	8.52	8.95	2.82

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	6.92

Custom Balanced-Risk Allocation Broad Index (reflects no deduction for fees, expenses or taxes)	10.75	11.21	6.55

Custom Balanced-Risk Retirement 2050 Index (reflects no deduction for fees, expenses or taxes)	5.32	8.73	2.87

Lipper Mixed-Asset Target 2050 Funds Index	4.32	10.56	—

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Invesco Balanced-Risk Retirement Now Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
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Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. The Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in the two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after your target retirement date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, an underlying fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact an underlying fund’s performance and ability to achieve its investment objective.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally,
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commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
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■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of
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time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
Invesco Balanced-Risk Retirement 2020 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2020. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for
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investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2020. The Fund has an approximate target asset allocation of 80% in Invesco Balanced-Risk Allocation Fund and 20% in two affiliated money market funds (10% in Liquid Assets Portfolio and 10% in the Premier Portfolio), as of February 28, 2015.
The Fund invested approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund began transitioning from an accumulation strategy to a real return strategy. The Fund began moving to cash in September 2010. This occurs by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Banking and Financial Services Industry Focus Risk. From time to time, an underlying fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits. To the extent an underlying fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which an underlying fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, an underlying fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact an underlying fund’s performance and ability to achieve its investment objective.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated
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with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often
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financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings
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in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Money Market Fund Risk. Although the underlying fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the underlying fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the underlying fund's adviser or its affiliates to enter into support agreements or take other actions to maintain the underlying fund's $1.00 share price. The credit quality of the underlying fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the underlying fund's share price. An underlying fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact an underlying fund's operations and possibly negatively impact its return.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an underlying fund could suffer a loss if the issuer defaults during periods in which an underlying fund is not entitled to exercise its demand rights.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
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Invesco Balanced-Risk Retirement 2030 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2030. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2030. The Fund has an approximate target asset allocation of 83.25% in Invesco Balanced-Risk Allocation Fund and 16.75% in Invesco Balanced-Risk Aggressive Allocation Fund, as of February 28, 2015.
The Fund will invest approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy by eliminating investments in Invesco Balanced-Risk Aggressive Allocation Fund and reducing investments in Invesco Balanced-Risk Allocation Fund in favor of investments in the two money market funds. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030, at which point it will have no investments in Invesco Balanced-Risk Aggressive Allocation Fund. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s and Invesco Balanced-Risk Aggressive Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as underlying funds, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
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Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
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■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There
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can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Balanced-Risk Retirement 2040 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2040. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2040. The Fund has an approximate target asset allocation of 49.95% in Invesco Balanced-Risk Allocation Fund and 50.05% in Invesco Balanced-Risk Aggressive Allocation Fund, as of February 28, 2015.
The Fund will invest approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy by eliminating investments in Invesco Balanced-Risk Aggressive Allocation Fund and reducing investments in Invesco Balanced-Risk Allocation Fund in favor of investments in the two money market funds. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030, at which point it will have no investments in Invesco Balanced-Risk Aggressive Allocation Fund. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund provides exposure to U.S.
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and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s and Invesco Balanced-Risk Aggressive Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as underlying funds, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices
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of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an
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investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by
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the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Balanced-Risk Retirement 2050 Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices, and as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board without shareholder approval.
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.
The Fund is designed for investors whose target retirement date is in or about the year 2050. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2050. The Fund has an approximate target asset allocation of 16.65% in Invesco Balanced-Risk Allocation Fund and 83.35% in Invesco Balanced-Risk Aggressive Allocation Fund, as of February 28, 2015.
The Fund will invest approximately 100% of its assets in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund until approximately 10 years prior to the Fund’s target retirement date, at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy by eliminating investments in Invesco Balanced-Risk Aggressive Allocation Fund and reducing investments in Invesco Balanced-Risk Allocation Fund in favor of investments in the two money market funds. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030, at which point it will have no investments in Invesco Balanced-Risk Aggressive Allocation Fund. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement dates. Once the Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that investors outlive their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of February 28, 2015.
The Fund’s investment in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s and Invesco Balanced-Risk Aggressive Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Economic leverage, which occurs through the use of derivatives, tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in a fund’s exposure to an asset class and may cause the fund’s net asset value to be more volatile than a fund that does not use leverage. This means that Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as underlying funds, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds.”
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the
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private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund
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sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
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Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund and certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
All Funds
Each Fund is a “fund of funds” and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the Funds invest are mutual funds advised by Invesco Advisers, Inc. (the Adviser or Invesco). The Funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd.
Each Fund is non-diversified, which means that it may invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Adviser monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a Fund’s investments in the underlying funds to keep them within their target weightings. The Adviser may change a Fund’s asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each Fund currently expects to hold between one and three underlying funds at any given time.
Once the asset allocation of each of Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each, a target date Fund) has become similar to the asset allocation of Invesco Balanced-Risk Retirement Now Fund, the Board may approve combining each such target date Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the target date Fund’s shareholders. Such a combination will result in the shareholders of the target date Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than their target date Fund. The Adviser expects such a combination to generally occur during the year of each target date Fund’s target retirement date, as indicated in its name. The Board of the target date Funds can vote on whether to approve these combinations without shareholder approval,
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although shareholders will be provided with advance notice in writing of any combination affecting their target date Funds.
The following table is intended to help investors select an appropriate Fund in which to invest, based upon their target retirement date.
Target Retirement Date	Fund
Retire before 2015	Invesco Balanced-Risk Retirement Now Fund

2015—2024	Invesco Balanced-Risk Retirement 2020 Fund

2025—2034	Invesco Balanced-Risk Retirement 2030 Fund

2035—2044	Invesco Balanced-Risk Retirement 2040 Fund

2045—2054	Invesco Balanced-Risk Retirement 2050 Fund

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Allocation Fund’s investment objective may be changed by the Board without shareholder approval.
Invesco Balanced-Risk Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities. The portfolio management team selects the appropriate assets for each asset class, allocates them based on their proprietary risk management and portfolio construction techniques, and then applies a process of active positioning that seeks to improve expected returns. The Adviser’s investment process is designed to balance risk across equities, fixed income and commodities such that no one asset class drives the portfolio’s performance.
The portfolio managers manage Invesco Balanced-Risk Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. Invesco Balanced-Risk Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, ETFs and ETNs. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Allocation Fund will be, on average, approximately 8%. Invesco Balanced-Risk Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets
56                                  Invesco Growth Series

relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The derivative instruments in which Invesco Balanced-Risk Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
In anticipation of or in response to market, economic, political, or other conditions, Invesco Balanced-Risk Allocation Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If Invesco Balanced-Risk Allocation Fund’s portfolio managers do so, different factors could affect Invesco Balanced-Risk Allocation Fund’s performance and Invesco Balanced-Risk Allocation Fund may not achieve its investment objective.
Invesco Balanced-Risk Allocation Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Invesco Balanced-Risk Allocation Fund may not be invested in all of the types of securities and other investments described in this prospectus. Invesco Balanced-Risk Allocation Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in Invesco Balanced-Risk Allocation Fund’s SAI.
Invesco Balanced-Risk Aggressive Allocation Fund (Not an underlying Fund of Invesco Balanced-Risk Retirement Now Fund and Invesco Balanced-Risk Retirement 2020 Fund). Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. Invesco Balanced-Risk Aggressive Allocation Fund’s investment objective may be changed by the Board without shareholder approval.
Invesco Balanced-Risk Aggressive Allocation Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives Invesco Balanced-Risk Aggressive Allocation Fund’s performance. Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to these three asset classes will be achieved primarily (generally over 65%, based on notional exposure)
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through investments in derivative instruments, including but not limited to futures and swap agreements.
The portfolio managers manage Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to adjust portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit Invesco Balanced-Risk Aggressive Allocation Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. Invesco Balanced-Risk Aggressive Allocation Fund may hold long and short positions in derivatives but seeks to maintain a net long position. A long derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves Invesco Balanced-Risk Aggressive Allocation Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Invesco Balanced-Risk Aggressive Allocation Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for Invesco Balanced-Risk Aggressive Allocation Fund will be, on average, approximately 12%. Invesco Balanced-Risk Aggressive Allocation Fund’s annualized volatility level is calculated by determining the standard deviation of Invesco Balanced-Risk Aggressive Allocation Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. Invesco Balanced-Risk Aggressive Allocation Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore Invesco Balanced-Risk Aggressive Allocation Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.
Invesco Balanced-Risk Aggressive Allocation Fund will have the potential for greater gains, as well as the potential for greater losses, than if Invesco Balanced-Risk Aggressive Allocation Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in Invesco Balanced-Risk Aggressive Allocation Fund’s exposure to an asset class and may cause Invesco Balanced-Risk Aggressive Allocation Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to Invesco Balanced-Risk Aggressive Allocation Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of Invesco Balanced-Risk Aggressive Allocation Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when Invesco Balanced-Risk Aggressive Allocation Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.
Invesco Balanced-Risk Aggressive Allocation Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, Invesco Balanced-Risk Aggressive Allocation Fund may invest directly in common stock. Invesco Balanced-Risk Aggressive Allocation Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S.
58                                  Invesco Growth Series

and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term maturity. Invesco Balanced-Risk Aggressive Allocation Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund VI Ltd., a wholly–owned subsidiary of Invesco Balanced-Risk Aggressive Allocation Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market, benchmark or strategy factor.
A commodity-linked note is a note issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses Invesco Balanced-Risk Aggressive Allocation Fund earns from these notes as compared to the index.
Invesco Balanced-Risk Aggressive Allocation Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as Invesco Balanced-Risk Aggressive Allocation Fund and generally employs the same investment strategy. Unlike Invesco Balanced-Risk Aggressive Allocation Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by Invesco Balanced-Risk Aggressive Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund will be subject to the risks associated with any investment by the Subsidiary.
Invesco Balanced-Risk Aggressive Allocation Fund generally will maintain 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for Invesco Balanced-Risk Aggressive Allocation Fund’s obligations under derivative transactions. The larger the value of Invesco Balanced-Risk Aggressive Allocation Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more Invesco Balanced-Risk Aggressive Allocation Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
Invesco Balanced-Risk Aggressive Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which Invesco Balanced-Risk Aggressive Allocation Fund will principally invest will include but are not limited to futures and swap agreements.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
In anticipation of or in response to market, economic, political, or other conditions, Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If Invesco Balanced-Risk Aggressive Allocation Fund’s portfolio managers do so, different factors could affect Invesco Balanced-Risk Aggressive Allocation Fund’s performance and Invesco Balanced-Risk Aggressive Allocation Fund may not achieve its investment objective.
Invesco Balanced-Risk Aggressive Allocation Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Invesco Balanced-Risk Aggressive Allocation Fund may not be invested in all of the types of securities and other investments described in this prospectus. Invesco Balanced-Risk Aggressive Allocation Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Fund and Its Investments and Risks” in Invesco Balanced-Risk Aggressive Allocation Fund’s SAI.
Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Liquid Assets Portfolio’s investment objective may be changed by the Board without shareholder approval.
Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Liquid Assets Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Liquid Assets Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, Liquid Assets Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Liquid Assets Portfolio invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Liquid Assets Portfolio invests only in U.S. dollar denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Liquid Assets Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by Liquid Assets Portfolio’s Adviser pursuant to guidelines approved by Liquid Assets Portfolio’s Board of Trustees, and must be an Eligible Security.
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Liquid Assets Portfolio may invest up to 50% of its total assets in U.S. dollar-denominated foreign securities. Some of Liquid Asset’s Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Liquid Assets Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Liquid Assets Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Liquid Assets Portfolio may, from time to time, take temporary defensive positions by holding cash, shortening Liquid Assets Portfolio’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as previously described and in accordance with federal laws concerning money market funds, in anticipation of or in response to adverse market, economic, political or other conditions. It is possible that such investments could affect Liquid Assets Portfolio’s performance and Liquid Assets Portfolio may not achieve its investment objective.
Liquid Assets Portfolio’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Liquid Assets Portfolio may not be invested in all of the types of securities and other investments described in this prospectus. Liquid Assets Portfolio may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in Liquid Assets Portfolio’s SAI.
Premier Portfolio. Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier Portfolio’s investment objective may be changed by the Board without shareholder approval.
Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) certificates of deposit and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Premier Portfolio may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non government securities such as equity securities and fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.
Premier Portfolio will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
As permitted by Rule 2a-7, Premier Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Premier Portfolio invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. Premier Portfolio invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. Premier Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by Premier Portfolio’s Adviser pursuant to guidelines approved by Premier Portfolio’s Board of Trustees, and must be an Eligible Security.
Premier Portfolio may invest in U.S. dollar-denominated foreign securities. Some of Premier Portfolio’s investments, although U.S. dollar-denominated, may be subject to foreign credit exposure. Premier Portfolio may also invest in daily and weekly variable-rate demand notes.
In selecting securities for Premier Portfolio’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.
Premier Portfolio may, from time to time, take temporary defensive positions by holding cash, shortening Premier Portfolio’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as previously described and in accordance with federal laws concerning money market funds, in anticipation of or in response to adverse market, economic, political or other conditions. It is possible that such investments could affect Premier Portfolio’s performance and Premier Portfolio may not achieve its investment objective.
Premier Portfolio’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, Premier Portfolio may not be invested in all of the types of securities and other investments described in this prospectus. Premier Portfolio may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in Premier Portfolio’s SAI.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Funds’ CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
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Adviser Compensation
The Adviser does not receive a management fee from the Funds.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Funds' SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Balanced-Risk Retirement Now Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2020 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2030 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2040 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Balanced-Risk Retirement 2050 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Balanced-Risk Retirement 2020 Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Balanced-Risk Retirement 2030 Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Balanced-Risk Retirement 2040 Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Balanced-Risk Retirement 2050 Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
Invesco Balanced-Risk Retirement Now Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2020 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2030 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2040 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Balanced-Risk Retirement 2050 Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2020 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2020 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through
61                                  Invesco Growth Series

November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2030 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2030 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2040 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2040 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000® Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2050 Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence 2050 Index, which included the following indexes: Russell 3000® Index, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has comprised the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000®
Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement Now Fund. From the inception of the Fund to November 4, 2009, the index comprised the Custom Independence Now Index, which included the following indexes: Russell 3000, MSCI EAFE, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month U.S. Treasury bill. From November 4, 2009, through November 30, 2009, the index comprised the MSCI World Index, the JP Morgan Global Government Bond Index and the three-month Treasury bill. Since December 1, 2009, the index has comprised the MSCI World Index, Barclays U.S. Aggregate Index and the three-month Treasury bill. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The Russell 3000 Index is a trademark/service mark of the Frank Russell® is a trademark of the Frank Russell Co.
Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.
Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.
Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.
Lipper Mixed-Asset Target 2050 Funds Index is an unmanaged index considered representative of mixed-asset target 2050 funds tracked by Lipper.
Lipper Mixed-Asset Target Today Index is an unmanaged index considered representative of mixed-asset target today funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
62                                  Invesco Growth Series

Financial Highlights
The financial highlights show each Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each Fund or any of its share classes. The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. Only Class R5 and Class R6 shares are offered in this prospectus.
The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Invesco Balanced-Risk Retirement Now Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$8.91	$ 0.10	$ 0.19	$0.29	$(0.23)	$(0.20)	$(0.43)	$8.77	3.32%	$14,273	0.25% (e)	0.96% (e)	1.13% (e)	9%
Year ended 12/31/13	9.07	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.91	1.33	15,858	0.25	0.85	(0.22)	16
Year ended 12/31/12	8.84	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.07	6.22	13,959	0.25	0.96	1.30	7
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25	1.09	1.95	15
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25	3.45	4.35	67

Class AX
Year ended 12/31/14	8.90	0.10	0.20	0.30	(0.24)	(0.20)	(0.44)	8.76	3.32	11,273	0.25 (e)	0.96 (e)	1.13 (e)	9
Year ended 12/31/13	9.06	(0.02)	0.14	0.12	(0.20)	(0.08)	(0.28)	8.90	1.33	14,817	0.25	0.85	(0.22)	16
Year ended 12/31/12	8.83	0.12	0.42	0.54	(0.20)	(0.11)	(0.31)	9.06	6.22	18,345	0.25	0.96	1.30	7
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25	1.09	1.95	15
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25 (g)	1.24 (g)	4.35 (g)	67

Class B
Year ended 12/31/14	8.76	0.03	0.19	0.22	(0.21)	(0.20)	(0.41)	8.57	2.55	341	1.00 (e)	1.71 (e)	0.38 (e)	9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	480	1.00	1.60	(0.97)	16
Year ended 12/31/12	8.77	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.97	5.50	684	1.00	1.71	0.55	7
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00	1.84	1.20	15
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00	4.20	3.60	67

Class C
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.21)	(0.20)	(0.41)	8.58	2.66	4,535	1.00 (e)	1.71 (e)	0.38 (e)	9
Year ended 12/31/13	8.98	(0.09)	0.13	0.04	(0.18)	(0.08)	(0.26)	8.76	0.45	5,084	1.00	1.60	(0.97)	16
Year ended 12/31/12	8.78	0.05	0.43	0.48	(0.17)	(0.11)	(0.28)	8.98	5.49	4,773	1.00	1.71	0.55	7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00	1.84	1.20	15
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00	4.20	3.60	67

Class CX
Year ended 12/31/14	8.76	0.03	0.20	0.23	(0.22)	(0.20)	(0.42)	8.57	2.55	3,088	1.00 (e)	1.71 (e)	0.38 (e)	9
Year ended 12/31/13	8.97	(0.09)	0.14	0.05	(0.18)	(0.08)	(0.26)	8.76	0.56	3,861	1.00	1.60	(0.97)	16
Year ended 12/31/12	8.78	0.05	0.42	0.47	(0.17)	(0.11)	(0.28)	8.97	5.38	4,667	1.00	1.71	0.55	7
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00	1.84	1.20	15
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00 (g)	1.99 (g)	3.60 (g)	67

Class R
Year ended 12/31/14	8.88	0.08	0.19	0.27	(0.23)	(0.20)	(0.43)	8.72	3.02	1,656	0.50 (e)	1.21 (e)	0.88 (e)	9
Year ended 12/31/13	9.04	(0.04)	0.14	0.10	(0.18)	(0.08)	(0.26)	8.88	1.13	1,959	0.50	1.10	(0.47)	16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	2,006	0.50	1.21	1.05	7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50	1.34	1.70	15
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50	3.70	4.10	67

Class RX
Year ended 12/31/14	8.86	0.08	0.20	0.28	(0.23)	(0.20)	(0.43)	8.71	3.14	181	0.50 (e)	1.21 (e)	0.88 (e)	9
Year ended 12/31/13	9.04	(0.04)	0.13	0.09	(0.19)	(0.08)	(0.27)	8.86	1.03	295	0.50	1.10	(0.47)	16
Year ended 12/31/12	8.82	0.10	0.42	0.52	(0.19)	(0.11)	(0.30)	9.04	5.98	497	0.50	1.21	1.05	7
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50	1.34	1.70	15
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50 (g)	1.49 (g)	4.10 (g)	67

Class Y
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	1,695	0.00 (e)	0.71 (e)	1.38 (e)	9
Year ended 12/31/13	9.11	0.00	0.13	0.13	(0.20)	(0.08)	(0.28)	8.96	1.51	2,118	0.00	0.60	0.03	16
Year ended 12/31/12	8.86	0.14	0.44	0.58	(0.22)	(0.11)	(0.33)	9.11	6.58	673	0.00	0.71	1.55	7
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00	0.84	2.20	15
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00	3.20	4.60	67

Class R5
Year ended 12/31/14	8.96	0.13	0.19	0.32	(0.24)	(0.20)	(0.44)	8.84	3.61	9,573	0.00 (e)	0.63 (e)	1.38 (e)	9
63                                  Invesco Growth Series

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	7,802	0.00	0.54	0.03	16
Year ended 12/31/12	8.86	0.14	0.43	0.57	(0.22)	(0.11)	(0.33)	9.10	6.46	2,935	0.00	0.66	1.55	7
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00	0.75	2.20	15
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00	2.93	4.60	67

Class R6
Year ended 12/31/14	8.96	0.13	0.20	0.33	(0.25)	(0.20)	(0.45)	8.84	3.61	328	0.00 (e)	0.54 (e)	1.38 (e)	9
Year ended 12/31/13	9.10	0.00	0.14	0.14	(0.20)	(0.08)	(0.28)	8.96	1.63	281	0.00	0.45	0.03	16
Year ended 12/31/12(f)	9.38	0.04	(0.02)	0.02	(0.19)	(0.11)	(0.30)	9.10	0.30	10	0.00 (g)	0.62 (g)	1.55 (g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.56%, 0.54%, 0.52%, 0.59%, and 0.55% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $14,813, $12,709, $430, $4,552, $3,419, $1,807, $210, $1,842, $9,071 and $303 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
64                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2020 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$9.32	$ 0.16	$ 0.28	$0.44	$(0.37)	$(0.28)	$(0.65)	$9.11	4.81%	$47,303	0.25% (e)	0.67% (e)	1.65% (e)	7%
Year ended 12/31/13	9.51	(0.02)	0.21	0.19	(0.31)	(0.07)	(0.38)	9.32	2.01	51,352	0.25	0.66	(0.24)	16
Year ended 12/31/12	9.05	0.22	0.67	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	41,873	0.25	0.75	2.24	6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25	0.80	2.59	15
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25	1.13	6.61	57

Class AX
Year ended 12/31/14	9.31	0.16	0.28	0.44	(0.37)	(0.28)	(0.65)	9.10	4.81	9,609	0.25 (e)	0.67 (e)	1.65 (e)	7
Year ended 12/31/13	9.51	(0.02)	0.20	0.18	(0.31)	(0.07)	(0.38)	9.31	1.90	11,986	0.25	0.66	(0.24)	16
Year ended 12/31/12	9.05	0.21	0.68	0.89	(0.33)	(0.10)	(0.43)	9.51	9.89	14,125	0.25	0.75	2.24	6
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25	0.80	2.59	15
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25 (g)	0.73 (g)	6.61 (g)	57

Class B
Year ended 12/31/14	9.21	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	9.00	4.03	1,715	1.00 (e)	1.42 (e)	0.90 (e)	7
Year ended 12/31/13	9.40	(0.09)	0.20	0.11	(0.23)	(0.07)	(0.30)	9.21	1.19	2,425	1.00	1.41	(0.99)	16
Year ended 12/31/12	8.97	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.40	8.95	3,501	1.00	1.50	1.49	6
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00	1.55	1.84	15
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00	1.88	5.86	57

Class C
Year ended 12/31/14	9.20	0.09	0.27	0.36	(0.30)	(0.28)	(0.58)	8.98	3.93	9,613	1.00 (e)	1.42 (e)	0.90 (e)	7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	10,108	1.00	1.41	(0.99)	16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	10,550	1.00	1.50	1.49	6
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00	1.55	1.84	15
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00	1.88	5.86	57

Class CX
Year ended 12/31/14	9.20	0.09	0.28	0.37	(0.30)	(0.28)	(0.58)	8.99	4.04	2,677	1.00 (e)	1.42 (e)	0.90 (e)	7
Year ended 12/31/13	9.38	(0.09)	0.21	0.12	(0.23)	(0.07)	(0.30)	9.20	1.29	2,951	1.00	1.41	(0.99)	16
Year ended 12/31/12	8.95	0.14	0.66	0.80	(0.27)	(0.10)	(0.37)	9.38	8.97	3,759	1.00	1.50	1.49	6
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00	1.55	1.84	15
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00 (g)	1.48 (g)	5.86 (g)	57

Class R
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	7,564	0.50 (e)	0.92 (e)	1.40 (e)	7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	10,375	0.50	0.91	(0.49)	16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	10,942	0.50	1.00	1.99	6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50	1.05	2.34	15
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50	1.38	6.36	57

Class RX
Year ended 12/31/14	9.28	0.13	0.29	0.42	(0.35)	(0.28)	(0.63)	9.07	4.55	848	0.50 (e)	0.92 (e)	1.40 (e)	7
Year ended 12/31/13	9.47	(0.05)	0.22	0.17	(0.29)	(0.07)	(0.36)	9.28	1.73	1,282	0.50	0.91	(0.49)	16
Year ended 12/31/12	9.02	0.19	0.67	0.86	(0.31)	(0.10)	(0.41)	9.47	9.58	1,957	0.50	1.00	1.99	6
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50	1.05	2.34	15
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50 (g)	0.98 (g)	6.36 (g)	57

Class Y
Year ended 12/31/14	9.31	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.10	5.09	7,416	0.00 (e)	0.42 (e)	1.90 (e)	7
Year ended 12/31/13	9.51	0.00	0.21	0.21	(0.34)	(0.07)	(0.41)	9.31	2.16	8,497	0.00	0.41	0.01	16
Year ended 12/31/12	9.06	0.24	0.66	0.90	(0.35)	(0.10)	(0.45)	9.51	10.00	6,486	0.00	0.50	2.49	6
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00	0.55	2.84	15
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00	0.88	6.86	57

Class R5
Year ended 12/31/14	9.36	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.15	5.07	36,230	0.00 (e)	0.31 (e)	1.90 (e)	7
Year ended 12/31/13	9.55	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.36	2.26	32,091	0.00	0.32	0.01	16
Year ended 12/31/12	9.09	0.24	0.67	0.91	(0.35)	(0.10)	(0.45)	9.55	10.08	5,839	0.00	0.42	2.49	6
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00	0.47	2.84	15
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00	0.72	6.86	57

Class R6
Year ended 12/31/14	9.37	0.18	0.29	0.47	(0.40)	(0.28)	(0.68)	9.16	5.06	1,136	0.00 (e)	0.22 (e)	1.90 (e)	7
Year ended 12/31/13	9.56	0.00	0.22	0.22	(0.34)	(0.07)	(0.41)	9.37	2.25	901	0.00	0.23	0.01	16
Year ended 12/31/12(f)	9.96	0.07	(0.02)	0.05	(0.35)	(0.10)	(0.45)	9.56	0.57	10	0.00 (g)	0.30 (g)	2.49 (g)	6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
65                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.73%, 0.71%, 0.71%, 0.85% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $49,900, $10,748, $2,065, $9,492, $2,845, $8,816, $1,022, $7,496, $33,322 and $1,004 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
66                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2030 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$9.04	$ 0.24	$ 0.31	$0.55	$(0.50)	$(0.30)	$(0.80)	$8.79	6.25%	$49,929	0.25% (e)	0.68% (e)	2.57% (e)	9%
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.28	51,749	0.25	0.68	(0.25)	34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	38,142	0.25	0.76	2.66	3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25	0.95	2.89	9
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25	1.32	6.63	32

Class AX
Year ended 12/31/14	9.04	0.24	0.32	0.56	(0.50)	(0.30)	(0.80)	8.80	6.36	6,697	0.25 (e)	0.68 (e)	2.57 (e)	9
Year ended 12/31/13	9.23	(0.02)	0.23	0.21	(0.32)	(0.08)	(0.40)	9.04	2.27	8,353	0.25	0.68	(0.25)	34
Year ended 12/31/12	8.72	0.25	0.67	0.92	(0.36)	(0.05)	(0.41)	9.23	10.55	10,273	0.25	0.76	2.66	3
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25	0.95	2.89	9
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25 (g)	0.92 (g)	6.63 (g)	32

Class B
Year ended 12/31/14	8.95	0.17	0.31	0.48	(0.43)	(0.30)	(0.73)	8.70	5.51	2,157	1.00 (e)	1.43 (e)	1.82 (e)	9
Year ended 12/31/13	9.14	(0.09)	0.23	0.14	(0.25)	(0.08)	(0.33)	8.95	1.52	2,759	1.00	1.43	(1.00)	34
Year ended 12/31/12	8.65	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.14	9.70	3,507	1.00	1.51	1.91	3
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00	1.70	2.14	9
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00	2.07	5.88	32

Class C
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	13,330	1.00 (e)	1.43 (e)	1.82 (e)	9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	12,050	1.00	1.43	(1.00)	34
Year ended 12/31/12	8.64	0.18	0.66	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	10,976	1.00	1.51	1.91	3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00	1.70	2.14	9
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00	2.07	5.88	32

Class CX
Year ended 12/31/14	8.95	0.17	0.30	0.47	(0.43)	(0.30)	(0.73)	8.69	5.39	1,732	1.00 (e)	1.43 (e)	1.82 (e)	9
Year ended 12/31/13	9.13	(0.09)	0.24	0.15	(0.25)	(0.08)	(0.33)	8.95	1.64	1,821	1.00	1.43	(1.00)	34
Year ended 12/31/12	8.64	0.17	0.67	0.84	(0.30)	(0.05)	(0.35)	9.13	9.71	2,017	1.00	1.51	1.91	3
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00	1.70	2.14	9
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00 (g)	1.67 (g)	5.88 (g)	32

Class R
Year ended 12/31/14	8.99	0.22	0.31	0.53	(0.48)	(0.30)	(0.78)	8.74	6.02	11,531	0.50 (e)	0.93 (e)	2.32 (e)	9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.03	13,007	0.50	0.93	(0.50)	34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.25	12,296	0.50	1.01	2.41	3
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50	1.20	2.64	9
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50	1.57	6.38	32

Class RX
Year ended 12/31/14	8.99	0.22	0.30	0.52	(0.48)	(0.30)	(0.78)	8.73	5.89	1,139	0.50 (e)	0.93 (e)	2.32 (e)	9
Year ended 12/31/13	9.18	(0.05)	0.24	0.19	(0.30)	(0.08)	(0.38)	8.99	2.04	1,119	0.50	0.93	(0.50)	34
Year ended 12/31/12	8.68	0.22	0.67	0.89	(0.34)	(0.05)	(0.39)	9.18	10.26	1,177	0.50	1.01	2.41	3
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50	1.20	2.64	9
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50 (g)	1.17 (g)	6.38 (g)	32

Class Y
Year ended 12/31/14	9.06	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.81	6.51	5,730	0.00 (e)	0.43 (e)	2.82 (e)	9
Year ended 12/31/13	9.25	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.06	2.52	5,406	0.00	0.43	0.00	34
Year ended 12/31/12	8.73	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.25	10.88	4,077	0.00	0.51	2.91	3
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00	0.70	3.14	9
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00	1.07	6.88	32

Class R5
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	41,595	0.00 (e)	0.30 (e)	2.82 (e)	9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	35,104	0.00	0.33	0.00	34
Year ended 12/31/12	8.75	0.27	0.68	0.95	(0.38)	(0.05)	(0.43)	9.27	10.86	18,476	0.00	0.40	2.91	3
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00	0.51	3.14	9
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00	0.91	6.88	32

Class R6
Year ended 12/31/14	9.08	0.27	0.31	0.58	(0.53)	(0.30)	(0.83)	8.83	6.50	1,250	0.00 (e)	0.21 (e)	2.82 (e)	9
Year ended 12/31/13	9.27	0.00	0.23	0.23	(0.34)	(0.08)	(0.42)	9.08	2.52	905	0.00	0.24	0.00	34
Year ended 12/31/12(f)	9.65	0.07	(0.02)	0.05	(0.38)	(0.05)	(0.43)	9.27	0.52	10	0.00 (g)	0.32 (g)	2.91 (g)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
67                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.89%, 0.87%, 0.85%, 0.87% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $51,411, $7,276, $2,456, $12,559, $1,839, $12,124, $1,107, $5,716, $37,405 and $1,094 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
68                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$8.34	$ 0.31	$ 0.29	$0.60	$(0.59)	$(0.28)	$(0.87)	$8.07	7.35%	$35,495	0.26% (e)	0.86% (e)	3.53% (e)	8%
Year ended 12/31/13	8.76	(0.02)	0.21	0.19	(0.22)	(0.39)	(0.61)	8.34	2.23	33,816	0.25	0.87	(0.25)	68
Year ended 12/31/12	8.23	0.24	0.62	0.86	(0.33)	—	(0.33)	8.76	10.38	28,426	0.25	1.07	2.69	4
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25	1.52	2.88	14
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25	1.94	6.79	26

Class AX
Year ended 12/31/14	8.34	0.31	0.28	0.59	(0.59)	(0.28)	(0.87)	8.06	7.23	3,284	0.26 (e)	0.86 (e)	3.53 (e)	8
Year ended 12/31/13	8.75	(0.02)	0.22	0.20	(0.22)	(0.39)	(0.61)	8.34	2.34	3,493	0.25	0.87	(0.25)	68
Year ended 12/31/12	8.22	0.23	0.63	0.86	(0.33)	—	(0.33)	8.75	10.51	3,999	0.25	1.07	2.69	4
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25	1.52	2.88	14
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25 (g)	1.42 (g)	6.79 (g)	26

Class B
Year ended 12/31/14	8.26	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.97	6.38	925	1.01 (e)	1.61 (e)	2.78 (e)	8
Year ended 12/31/13	8.67	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.26	1.54	1,109	1.00	1.62	(1.00)	68
Year ended 12/31/12	8.15	0.17	0.63	0.80	(0.28)	—	(0.28)	8.67	9.79	1,263	1.00	1.82	1.94	4
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00	2.27	2.13	14
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00	2.69	6.04	26

Class C
Year ended 12/31/14	8.25	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.96	6.39	6,249	1.01 (e)	1.61 (e)	2.78 (e)	8
Year ended 12/31/13	8.66	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.25	1.54	5,999	1.00	1.62	(1.00)	68
Year ended 12/31/12	8.14	0.17	0.63	0.80	(0.28)	—	(0.28)	8.66	9.81	6,377	1.00	1.82	1.94	4
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00	2.27	2.13	14
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00	2.69	6.04	26

Class CX
Year ended 12/31/14	8.24	0.24	0.28	0.52	(0.53)	(0.28)	(0.81)	7.95	6.39	572	1.01 (e)	1.61 (e)	2.78 (e)	8
Year ended 12/31/13	8.65	(0.09)	0.22	0.13	(0.15)	(0.39)	(0.54)	8.24	1.54	563	1.00	1.62	(1.00)	68
Year ended 12/31/12	8.14	0.17	0.62	0.79	(0.28)	—	(0.28)	8.65	9.68	590	1.00	1.82	1.94	4
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00	2.27	2.13	14
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00 (g)	2.17 (g)	6.04 (g)	26

Class R
Year ended 12/31/14	8.30	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.02	7.00	8,650	0.51 (e)	1.11 (e)	3.28 (e)	8
Year ended 12/31/13	8.72	(0.04)	0.21	0.17	(0.20)	(0.39)	(0.59)	8.30	1.97	8,644	0.50	1.12	(0.50)	68
Year ended 12/31/12	8.19	0.21	0.63	0.84	(0.31)	—	(0.31)	8.72	10.33	8,197	0.50	1.32	2.44	4
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50	1.77	2.63	14
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50	2.19	6.54	26

Class RX
Year ended 12/31/14	8.31	0.28	0.29	0.57	(0.57)	(0.28)	(0.85)	8.03	6.99	683	0.51 (e)	1.11 (e)	3.28 (e)	8
Year ended 12/31/13	8.72	(0.04)	0.22	0.18	(0.20)	(0.39)	(0.59)	8.31	2.08	614	0.50	1.12	(0.50)	68
Year ended 12/31/12	8.20	0.21	0.62	0.83	(0.31)	—	(0.31)	8.72	10.19	781	0.50	1.32	2.44	4
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50	1.77	2.63	14
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50 (g)	1.67 (g)	6.54 (g)	26

Class Y
Year ended 12/31/14	8.36	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.09	7.61	2,338	0.01 (e)	0.61 (e)	3.78 (e)	8
Year ended 12/31/13	8.78	0.00	0.21	0.21	(0.24)	(0.39)	(0.63)	8.36	2.49	2,716	0.00	0.62	0.00	68
Year ended 12/31/12	8.24	0.26	0.63	0.89	(0.35)	—	(0.35)	8.78	10.83	1,967	0.00	0.82	2.94	4
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00	1.27	3.13	14
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00	1.69	7.04	26

Class R5
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	25,848	0.01 (e)	0.44 (e)	3.78 (e)	8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	21,149	0.00	0.47	0.00	68
Year ended 12/31/12	8.25	0.26	0.62	0.88	(0.35)	—	(0.35)	8.78	10.69	6,079	0.00	0.65	2.94	4
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00	1.02	3.13	14
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00	1.38	7.04	26

Class R6
Year ended 12/31/14	8.37	0.33	0.29	0.62	(0.61)	(0.28)	(0.89)	8.10	7.59	1,270	0.01 (e)	0.35 (e)	3.78 (e)	8
Year ended 12/31/13	8.78	0.00	0.22	0.22	(0.24)	(0.39)	(0.63)	8.37	2.60	970	0.00	0.37	0.00	68
Year ended 12/31/12(f)	9.09	0.07	(0.03)	0.04	(0.35)	—	(0.35)	8.78	0.46	10	0.00 (g)	0.53 (g)	2.94 (g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
69                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.99%, 0.99%, 0.98%, 0.87% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $34,539, $3,400, $1,001, $5,785, $584, $8,810, $650, $2,332, $23,168 and $1,119 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
70                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2050 Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$8.21	$ 0.40	$ 0.27	$0.67	$(0.63)	$(0.27)	$(0.90)	$7.98	8.30%	$14,645	0.25% (e)	1.24% (e)	4.61% (e)	8%
Year ended 12/31/13	8.68	(0.02)	0.22	0.20	(0.20)	(0.47)	(0.67)	8.21	2.42	13,570	0.25	1.31	(0.25)	93
Year ended 12/31/12	8.20	0.23	0.63	0.86	(0.35)	(0.03)	(0.38)	8.68	10.47	12,933	0.25	1.57	2.62	4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25	3.01	3.34	22
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25	3.63	6.42	27

Class AX
Year ended 12/31/14	8.21	0.40	0.28	0.68	(0.63)	(0.27)	(0.90)	7.99	8.43	1,192	0.25 (e)	1.24 (e)	4.61 (e)	8
Year ended 12/31/13	8.69	(0.02)	0.21	0.19	(0.20)	(0.47)	(0.67)	8.21	2.30	1,230	0.25	1.31	(0.25)	93
Year ended 12/31/12	8.20	0.23	0.64	0.87	(0.35)	(0.03)	(0.38)	8.69	10.59	1,258	0.25	1.57	2.62	4
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25	3.01	3.34	22
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25 (g)	2.97 (g)	6.42 (g)	27

Class B
Year ended 12/31/14	8.10	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.86	7.55	348	1.00 (e)	1.99 (e)	3.86 (e)	8
Year ended 12/31/13	8.57	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.10	1.65	393	1.00	2.06	(1.00)	93
Year ended 12/31/12	8.11	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.57	9.68	473	1.00	2.32	1.86	4
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00	3.76	2.59	22
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00	4.38	5.67	27

Class C
Year ended 12/31/14	8.12	0.33	0.26	0.59	(0.57)	(0.27)	(0.84)	7.87	7.41	4,876	1.00 (e)	1.99 (e)	3.86 (e)	8
Year ended 12/31/13	8.59	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.12	1.65	3,924	1.00	2.06	(1.00)	93
Year ended 12/31/12	8.13	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.59	9.66	3,975	1.00	2.32	1.87	4
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00	3.76	2.59	22
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00	4.38	5.67	27

Class CX
Year ended 12/31/14	8.11	0.33	0.27	0.60	(0.57)	(0.27)	(0.84)	7.87	7.54	152	1.00 (e)	1.99 (e)	3.86 (e)	8
Year ended 12/31/13	8.58	(0.09)	0.22	0.13	(0.13)	(0.47)	(0.60)	8.11	1.65	134	1.00	2.06	(1.00)	93
Year ended 12/31/12	8.12	0.16	0.63	0.79	(0.30)	(0.03)	(0.33)	8.58	9.67	128	1.00	2.32	1.87	4
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00	3.76	2.59	22
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00 (g)	3.72 (g)	5.67 (g)	27

Class R
Year ended 12/31/14	8.17	0.37	0.27	0.64	(0.61)	(0.27)	(0.88)	7.93	7.96	5,548	0.50 (e)	1.49 (e)	4.36 (e)	8
Year ended 12/31/13	8.64	(0.04)	0.22	0.18	(0.18)	(0.47)	(0.65)	8.17	2.18	4,887	0.50	1.56	(0.50)	93
Year ended 12/31/12	8.17	0.21	0.62	0.83	(0.33)	(0.03)	(0.36)	8.64	10.17	3,846	0.50	1.82	2.37	4
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50	3.26	3.09	22
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50	3.88	6.17	27

Class RX
Year ended 12/31/14	8.17	0.37	0.28	0.65	(0.61)	(0.27)	(0.88)	7.94	8.09	214	0.50 (e)	1.49 (e)	4.36 (e)	8
Year ended 12/31/13	8.65	(0.04)	0.21	0.17	(0.18)	(0.47)	(0.65)	8.17	2.06	255	0.50	1.56	(0.50)	93
Year ended 12/31/12	8.17	0.21	0.63	0.84	(0.33)	(0.03)	(0.36)	8.65	10.30	205	0.50	1.82	2.37	4
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50	3.26	3.09	22
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50 (g)	3.22 (g)	6.17 (g)	27

Class Y
Year ended 12/31/14	8.22	0.42	0.29	0.71	(0.65)	(0.27)	(0.92)	8.01	8.81	3,381	0.00 (e)	0.99 (e)	4.86 (e)	8
Year ended 12/31/13	8.69	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.22	2.68	1,941	0.00	1.06	0.00	93
Year ended 12/31/12	8.21	0.25	0.63	0.88	(0.37)	(0.03)	(0.40)	8.69	10.68	1,336	0.00	1.32	2.87	4
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00	2.76	3.59	22
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00	3.38	6.67	27

Class R5
Year ended 12/31/14	8.23	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.00	8.53	18,171	0.00 (e)	0.70 (e)	4.86 (e)	8
Year ended 12/31/13	8.70	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.23	2.68	14,065	0.00	0.81	0.00	93
Year ended 12/31/12	8.21	0.25	0.64	0.89	(0.37)	(0.03)	(0.40)	8.70	10.80	5,747	0.00	1.08	2.87	4
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00	2.36	3.59	22
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00	3.03	6.67	27

Class R6
Year ended 12/31/14	8.24	0.42	0.27	0.69	(0.65)	(0.27)	(0.92)	8.01	8.52	430	0.00 (e)	0.61 (e)	4.86 (e)	8
Year ended 12/31/13	8.71	0.00	0.22	0.22	(0.22)	(0.47)	(0.69)	8.24	2.67	290	0.00	0.72	0.00	93
Year ended 12/31/12(f)	9.06	0.07	(0.02)	0.05	(0.37)	(0.03)	(0.40)	8.71	0.52	10	0.00 (g)	0.99 (g)	2.87 (g)	4

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are
71                                  Invesco Growth Series

deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 1.10%, 1.11%, 1.11%, 0.87% and 0.79% for the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $13,346, $1,176, $390, $3,804, $142, $5,291, $232, $2,109, $16,149 and $360 for Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 1, 2010 for Class AX, Class CX and Class RX shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.
72                                  Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Invesco Balanced-Risk Retirement Now Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.56%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.44%	8.42%	12.55%	16.84%	21.29%	25.91%	30.71%	35.69%	40.86%	46.22%
End of Year Balance	$10,444.00	$10,841.92	$11,254.99	$11,683.81	$12,128.96	$12,591.08	$13,070.80	$13,568.79	$14,085.76	$14,622.43
Estimated Annual Expenses	$ 57.24	$ 126.65	$ 131.48	$ 136.49	$ 141.69	$ 147.08	$ 152.69	$ 158.51	$ 164.54	$ 170.81

Invesco Balanced-Risk Retirement Now Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.56%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.44%	8.51%	12.75%	17.14%	21.71%	26.46%	31.39%	36.51%	41.84%	47.37%
End of Year Balance	$10,444.00	$10,851.32	$11,274.52	$11,714.22	$12,171.08	$12,645.75	$13,138.93	$13,651.35	$14,183.76	$14,736.92
Estimated Annual Expenses	$ 57.24	$ 117.12	$ 121.69	$ 126.44	$ 131.37	$ 136.49	$ 141.82	$ 147.35	$ 153.09	$ 159.06

Invesco Balanced-Risk Retirement 2020 Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.40%	12.69%	17.15%	21.79%	26.62%	31.63%	36.84%	42.26%	47.90%
End of Year Balance	$10,427.00	$10,839.91	$11,269.17	$11,715.43	$12,179.36	$12,661.66	$13,163.06	$13,684.32	$14,226.22	$14,789.58
Estimated Annual Expenses	$ 74.56	$ 110.59	$ 114.97	$ 119.52	$ 124.25	$ 129.17	$ 134.29	$ 139.61	$ 145.13	$ 150.88

Invesco Balanced-Risk Retirement 2020 Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.49%	12.89%	17.46%	22.22%	27.17%	32.32%	37.67%	43.25%	49.05%
End of Year Balance	$10,427.00	$10,849.29	$11,288.69	$11,745.88	$12,221.59	$12,716.56	$13,231.59	$13,767.46	$14,325.05	$14,905.21
Estimated Annual Expenses	$ 74.56	$ 101.06	$ 105.16	$ 109.41	$ 113.85	$ 118.46	$ 123.25	$ 128.25	$ 133.44	$ 138.84

Invesco Balanced-Risk Retirement 2030 Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.08%	12.19%	16.47%	20.91%	25.51%	30.29%	35.26%	40.41%	45.76%
End of Year Balance	$10,411.00	$10,807.66	$11,219.43	$11,646.89	$12,090.64	$12,551.29	$13,029.50	$13,525.92	$14,041.26	$14,576.23
Estimated Annual Expenses	$ 90.83	$ 126.25	$ 131.06	$ 136.05	$ 141.24	$ 146.62	$ 152.21	$ 158.00	$ 164.02	$ 170.27

Invesco Balanced-Risk Retirement 2030 Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.17%	12.39%	16.77%	21.33%	26.06%	30.97%	36.08%	41.39%	46.90%
End of Year Balance	$10,411.00	$10,817.03	$11,238.89	$11,677.21	$12,132.62	$12,605.79	$13,097.42	$13,608.22	$14,138.94	$14,690.36
Estimated Annual Expenses	$ 90.83	$ 116.75	$ 121.31	$ 126.04	$ 130.95	$ 136.06	$ 141.37	$ 146.88	$ 152.61	$ 158.56

Invesco Balanced-Risk Retirement 2040 Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	7.73%	11.59%	15.59%	19.72%	24.01%	28.45%	33.05%	37.81%	42.74%
End of Year Balance	$10,401.00	$10,773.36	$11,159.04	$11,558.54	$11,972.33	$12,400.94	$12,844.89	$13,304.74	$13,781.05	$14,274.41
Estimated Annual Expenses	$ 100.98	$ 150.34	$ 155.72	$ 161.29	$ 167.07	$ 173.05	$ 179.25	$ 185.66	$ 192.31	$ 199.19

73                                  Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	7.83%	11.78%	15.89%	20.14%	24.55%	29.12%	33.86%	38.77%	43.86%
End of Year Balance	$10,401.00	$10,782.72	$11,178.44	$11,588.69	$12,014.00	$12,454.91	$12,912.01	$13,385.88	$13,877.14	$14,386.43
Estimated Annual Expenses	$ 100.98	$ 140.87	$ 146.04	$ 151.40	$ 156.96	$ 162.72	$ 168.69	$ 174.88	$ 181.30	$ 187.95

Invesco Balanced-Risk Retirement 2050 Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.10%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.90%	7.22%	10.66%	14.20%	17.85%	21.62%	25.51%	29.53%	33.68%	37.95%
End of Year Balance	$10,390.00	$10,722.48	$11,065.60	$11,419.70	$11,785.13	$12,162.25	$12,551.45	$12,953.09	$13,367.59	$13,795.35
Estimated Annual Expenses	$ 112.15	$ 190.01	$ 196.09	$ 202.37	$ 208.84	$ 215.53	$ 222.42	$ 229.54	$ 236.89	$ 244.47

Invesco Balanced-Risk Retirement 2050 Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.10%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.90%	7.32%	10.85%	14.50%	18.26%	22.15%	26.17%	30.32%	34.61%	39.04%
End of Year Balance	$10,390.00	$10,731.83	$11,084.91	$11,449.60	$11,826.29	$12,215.38	$12,617.26	$13,032.37	$13,461.14	$13,904.01
Estimated Annual Expenses	$ 112.15	$ 180.59	$ 186.53	$ 192.67	$ 199.01	$ 205.56	$ 212.32	$ 219.30	$ 226.52	$ 233.97

1	Your actual expenses may be higher or lower than those shown.
74                                  Invesco Growth Series

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds. The following information is about the Class R5 and Class R6 shares of the Invesco mutual funds (Invesco Funds or Funds), which are offered only to certain eligible investors. Prior to September 24, 2012, Class R5 shares were known as Institutional Class shares.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Employer Sponsored Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Suitability for Investors
Class R5 and R6 shares of the Funds are intended for use by Employer Sponsored Retirement and Benefit Plans. Employer Sponsored Retirement and Benefit Plans held directly or through omnibus accounts generally must process no more than one net redemption and one net purchase transaction each day. There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, endowments and foundations. The minimum initial investment for institutional investors is $10 million, unless such investment is made by an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 or R6 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 or R6 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge (CDSC) on purchases of any Class R5 or Class R6 shares.
How to Purchase Shares
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the Funds’ transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The financial adviser or financial intermediary should call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the Funds’ transfer agent at (800) 959-4246 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.
A-1                                  The Invesco Funds—Class R5 and R6 Shares
R5/R6–04/15

Redeeming Shares
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the Funds’ transfer agent. The Funds’ transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the Funds’ transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows permitted exchanges from one Fund to another Fund:
Exchange From	Exchange To
Class R5	Class R5

Class R6	Class R6

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage
A-2                                  The Invesco Funds—Class R5 and R6 Shares

opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds value securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
A-3                                  The Invesco Funds—Class R5 and R6 Shares

The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such other open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will
A-4                                  The Invesco Funds—Class R5 and R6 Shares

assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the Funds’ transfer agent or an authorized agent or its designee receives an order in good order.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will
A-5                                  The Invesco Funds—Class R5 and R6 Shares

continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
A-6                                  The Invesco Funds—Class R5 and R6 Shares

Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
A-7                                  The Invesco Funds—Class R5 and R6 Shares

Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal
A-8                                  The Invesco Funds—Class R5 and R6 Shares

income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries-Class R5
Invesco Distributors, Inc. and other Invesco Affiliates may make cash payments to financial intermediaries in connection with the promotion and sale of Class R5 shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of Class R5 shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all Class R5 shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of Class R5 shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold Class R5 shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund Class R5 shares and the retention of those investments by clients of financial intermediaries. To the extent the financial intermediaries sell more Class R5 shares of the Funds or retain Class R5 shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
A-9                                  The Invesco Funds—Class R5 and R6 Shares

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-10                                  The Invesco Funds—Class R5 and R6 Shares

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement 2030 Fund SEC 1940 Act file number: 811-02699

invesco.com/us	IBRR-PRO-2

Prospectus	April 30, 2015

Invesco Conservative Allocation Fund
(CMASX)
Invesco Growth Allocation Fund
(AADSX)
Invesco Moderate Allocation Fund
(AMKSX)
Class S
Invesco Conservative Allocation Fund's investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Invesco Growth Allocation Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Invesco Moderate Allocation Fund's investment objective is total return consistent with a moderate level of risk relative to the broad stock market.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Funds:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Growth Series

Fund Summaries

Invesco Conservative Allocation Fund
Investment Objective(s)
The Fund's investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	S
Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15

Other Expenses	0.25

Acquired Fund Fees and Expenses	0.63

Total Annual Fund Operating Expenses	1.03

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class S	$105	$328	$569	$1,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to
1                                  Invesco Growth Series

heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in
2                                  Invesco Growth Series

exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities (which it has not done since such authority was granted to it in 1986, but has the right to do at any time), the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
3                                  Invesco Growth Series

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class S shares year-to-date (ended March 31, 2015): 1.84%
Best Quarter (ended March 31, 2012): 5.52%
Worst Quarter (ended June 30, 2013): -2.64%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class S shares[1]: Inception (6/3/2011)
Return Before Taxes	5.20%	7.05%	4.96%
Return After Taxes on Distributions	4.11	5.99	3.80
Return After Taxes on Distributions and Sale of Fund Shares	3.05	5.13	3.50

S&P 500® Index (from 4/29/2005) (reflects no deduction for fees, expenses or taxes)	13.69	15.45	8.40

Custom Conservative Allocation Index (from 4/29/2005) (reflects no deduction for fees, expenses or taxes)	5.93	7.20	5.81

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/29/2005)	4.67	6.60	5.53

1	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 29, 2005.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc.,
4                                  Invesco Growth Series

P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Growth Allocation Fund
Investment Objective(s)
The Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	S
Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15

Other Expenses	0.29

Acquired Fund Fees and Expenses	0.69

Total Annual Fund Operating Expenses	1.13

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class S	$115	$359	$622	$1,375

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 20%-25% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 25%-30% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets
5                                  Invesco Growth Series

to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an
6                                  Invesco Growth Series

investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund
7                                  Invesco Growth Series

and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class S shares year-to-date (ended March 31, 2015): 1.58%
Best Quarter (ended September 30, 2010): 11.31%
Worst Quarter (ended September 30, 2011): -11.27%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class S shares[1]: Inception (9/25/2009)
Return Before Taxes	4.38%	9.13%	5.27%
Return After Taxes on Distributions	3.84	8.54	4.66
Return After Taxes on Distributions and Sale of Fund Shares	2.78	7.11	4.17

S&P 500® Index (from 4/30/2004) (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Custom Growth Allocation Index (from 4/30/2004) (reflects no deduction for fees, expenses or taxes)	5.54	10.07	5.90

Lipper Mixed-Asset Target Allocation Growth Funds Index (from 4/30/2004)	7.04	10.39	6.49

1	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 30, 2004.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by
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influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Moderate Allocation Fund
Investment Objective(s)
The Fund's investment objective is total return consistent with a moderate level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	S
Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15

Other Expenses	0.22

Acquired Fund Fees and Expenses	0.67

Total Annual Fund Operating Expenses	1.04

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class S	$106	$331	$574	$1,271

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 47%—57% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 25%—35% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 15%—20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 20%—25% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to
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heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in
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exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an
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underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class S shares year-to-date (ended March 31, 2015): 1.64%
Best Quarter (ended September 30, 2010): 8.49%
Worst Quarter (ended September 30, 2011): -7.84%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class S shares[1]: Inception (9/25/2009)
Return Before Taxes	4.58%	8.31%	5.29%
Return After Taxes on Distributions	3.81	7.43	4.26
Return After Taxes on Distributions and Sale of Fund Shares	2.78	6.26	3.91

S&P 500® Index (from 4/30/2004) (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Custom Moderate Allocation Index (from 4/30/2004) (reflects no deduction for fees, expenses or taxes)	5.95	9.02	6.11

Lipper Mixed-Asset Target Allocation Moderate Funds Index (from 4/30/2004)	6.22	8.81	5.52

1	Class S shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is April 30, 2004.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Invesco Conservative Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as
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a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on
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a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Currency Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. An underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying
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fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund paying additional tax or the underlying fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early
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payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the
Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Invesco Growth Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target
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allocation is to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 20%-25% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 25%-30% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally,
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commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the
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extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant
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impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment
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objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Moderate Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 47%—57% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 25%—35% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 15%—20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 20%—25% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
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Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
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■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the
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risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments,
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executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Exclusion of Adviser from Commodity Pool Operator Definition
Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Moderate Allocation Fund
With respect to the Funds, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or
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regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Funds.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Fund’s SAI. However, the Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from Invesco Conservative Allocation Fund.
The Adviser does not receive a management fee from Invesco Growth Allocation Fund.
The Adviser does not receive a management fee from Invesco Moderate Allocation Fund.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Funds:
Invesco Conservative Allocation Fund
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
Invesco Growth Allocation Fund
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
Invesco Moderate Allocation Fund
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
All Funds
The underlying funds are managed by investment professionals.
More information on the Funds' portfolio managers and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Funds' SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Conservative Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Growth Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Moderate Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
Invesco Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Moderate Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly.
27                                  Invesco Growth Series

Capital Gains Distributions
Invesco Conservative Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Growth Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Moderate Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.
Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
28                                  Invesco Growth Series

Financial Highlights
The financial highlights show each Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each Fund or any of its share classes. The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. Only Class S is offered in this prospectus.
The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Invesco Conservative Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$11.08	$0.27	$ 0.28	$0.55	$(0.29)	$11.34	5.01%	$256,587	0.50% (e)	0.50% (e)	2.40% (e)	7%
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	11.08	5.58	243,852	0.50	0.50	2.06	20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	10.70	11.28	228,512	0.46	0.49	2.55	9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	9.95	3.77	201,299	0.39	0.53	3.26	27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	9.94	9.33	46,954	0.39	0.73	3.04	70

Class B
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	11.21	4.34	17,243	1.25 (e)	1.25 (e)	1.65 (e)	7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	10.94	4.83	22,965	1.25	1.25	1.31	20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	10.60	10.33	31,090	1.21	1.24	1.80	9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	9.87	3.06	34,832	1.14	1.28	2.51	27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	9.88	8.45	9,032	1.14	1.48	2.29	70

Class C
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	11.23	4.34	77,159	1.25 (e)	1.25 (e)	1.65 (e)	7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	10.96	4.73	68,657	1.25	1.25	1.31	20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	10.63	10.41	62,919	1.21	1.24	1.80	9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	9.89	3.05	56,322	1.14	1.28	2.51	27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	9.90	8.43	14,494	1.14	1.48	2.29	70

Class R
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	11.30	4.75	10,211	0.75 (e)	0.75 (e)	2.15 (e)	7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	11.04	5.36	9,453	0.75	0.75	1.81	20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	10.67	10.92	8,845	0.71	0.74	2.30	9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	9.93	3.60	8,197	0.64	0.78	3.01	27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	9.92	8.96	3,241	0.64	0.98	2.79	70

Class S
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	11.36	5.20	2,525	0.40 (e)	0.40 (e)	2.50 (e)	7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	11.09	5.73	2,863	0.40	0.40	2.16	20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	10.70	11.27	2,864	0.36	0.39	2.65	9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	9.96	0.24	2,560	0.29 (g)	0.43 (g)	3.36 (g)	27

Class Y
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	11.33	5.28	3,871	0.25 (e)	0.25 (e)	2.65 (e)	7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	11.07	5.91	3,751	0.25	0.25	2.31	20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	10.67	11.46	2,987	0.21	0.24	2.80	9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	9.93	3.94	1,173	0.14	0.28	3.51	27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	9.92	9.49	41	0.14	0.48	3.29	70

Class R5
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	11.40	5.41	27	0.21 (e)	0.21 (e)	2.69 (e)	7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	11.13	5.92	47	0.20	0.20	2.36	20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	10.73	11.56	23	0.17	0.21	2.83	9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	9.98	4.03	77	0.14	0.21	3.51	27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	9.96	9.57	32	0.14	0.36	3.29	70

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated
29                                  Invesco Growth Series

acquired fund fees from underlying funds were 0.63%, 0.60%, 0.64%, 0.64% and 0.64% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $252,347, $20,338, $72,323, $10,029, $2,718, $3,685 and $35 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011 for Class S shares.
(g)	Annualized.
30                                  Invesco Growth Series

 Invesco Growth Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$13.61	$0.18	$ 0.41	$ 0.59	$(0.25)	$13.95	4.35%	$850,812	0.54% (e)	0.54% (e)	1.27% (e)	18%
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51	0.51	1.03	39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46	0.55	1.55	10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	10.73	(1.13)	556,456	0.40	0.58	1.58	28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	11.10	12.91	285,192	0.46	0.61	1.69	73

Class B
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29 (e)	1.29 (e)	0.52 (e)	18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26	1.26	0.28	39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21	1.30	0.80	10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	110,133	1.15	1.33	0.83	28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	69,723	1.21	1.36	0.94	73

Class C
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29 (e)	1.29 (e)	0.52 (e)	18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26	1.26	0.28	39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21	1.30	0.80	10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	124,789	1.15	1.33	0.83	28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	74,096	1.21	1.36	0.94	73

Class R
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79 (e)	0.79 (e)	1.02 (e)	18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76	0.76	0.78	39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71	0.80	1.30	10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	10.71	(1.32)	21,917	0.65	0.83	1.33	28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	11.05	12.61	14,761	0.71	0.86	1.44	73

Class S
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44 (e)	0.44 (e)	1.37 (e)	18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41	0.41	1.13	39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36	0.45	1.65	10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	10.73	(0.96)	30,420	0.30	0.48	1.68	28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	11.10	13.02	32,295	0.36	0.51	1.79	73

Class Y
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29 (e)	0.29 (e)	1.52 (e)	18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26	0.26	1.28	39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21	0.30	1.80	10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	10.72	(0.79)	2,585	0.15	0.33	1.83	28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	11.10	13.17	1,278	0.21	0.36	1.94	73

Class R5
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17 (e)	0.17 (e)	1.64 (e)	18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16	0.16	1.38	39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15	0.16	1.86	10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	10.78	(0.78)	43	0.13	0.13	1.85	28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	11.17	13.24	112	0.13	0.13	2.02	73

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.69%, 0.74%, 0.78%, 0.78% and 0.77% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $131,262,377 and sold of $75,210,289 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leaders Fund into the Fund. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $847,939, $108,182, $169,597, $25,415, $30,354, $5,262 and $370 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
31                                  Invesco Growth Series

Invesco Moderate Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$12.30	$0.23	$ 0.31	$0.54	$(0.26)	$12.58	4.39%	$659,139	0.47% (e)	0.47% (e)	1.83% (e)	15%
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46	0.46	1.61	23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43	0.48	2.10	11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	10.39	1.26	481,483	0.37	0.51	2.30	26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	10.50	12.03	334,067	0.37	0.52	2.87	69

Class B
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	12.49	3.62	48,796	1.22 (e)	1.22 (e)	1.08 (e)	15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21	1.21	0.86	23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18	1.23	1.35	11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	10.35	0.52	93,053	1.12	1.26	1.55	26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.25	79,150	1.12	1.27	2.12	69

Class C
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	12.48	3.62	154,724	1.22 (e)	1.22 (e)	1.08 (e)	15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21	1.21	0.86	23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18	1.23	1.35	11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	10.34	0.42	115,040	1.12	1.26	1.55	26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.26	104,060	1.12	1.27	2.12	69

Class R
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	12.55	4.13	21,117	0.72 (e)	0.72 (e)	1.58 (e)	15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71	0.71	1.36	23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68	0.73	1.85	11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	10.38	1.01	17,906	0.62	0.76	2.05	26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	10.49	11.77	21,639	0.62	0.77	2.62	69

Class S
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	12.58	4.58	31,854	0.37 (e)	0.37 (e)	1.93 (e)	15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36	0.36	1.71	23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33	0.38	2.20	11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	10.38	1.35	35,229	0.27	0.41	2.40	26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	10.49	12.15	34,746	0.27	0.42	2.97	69

Class Y
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	12.60	4.74	6,870	0.22 (e)	0.22 (e)	2.08 (e)	15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21	0.21	1.86	23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18	0.23	2.35	11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	10.39	1.49	1,851	0.12	0.26	2.55	26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	10.50	12.42	1,085	0.12	0.27	3.12	69

Class R5
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	12.62	4.71	159	0.16 (e)	0.16 (e)	2.14 (e)	15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17	0.17	1.90	23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13	0.13	2.40	11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	10.42	1.50	1,110	0.10	0.10	2.57	26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	10.53	12.28	1,061	0.11	0.11	3.13	69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.69%, 0.72%, 0.72% and 0.71% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $651,334, $56,749, $154,424, $21,765, $34,624, $6,320 and $245 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
32                                  Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ Class S shares for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Invesco Conservative Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	8.10%	12.39%	16.85%	21.49%	26.31%	31.33%	36.54%	41.96%	47.60%
End of Year Balance	$10,397.00	$10,809.76	$11,238.91	$11,685.09	$12,148.99	$12,631.31	$13,132.77	$13,654.14	$14,196.21	$14,759.80
Estimated Annual Expenses	$ 105.04	$ 109.21	$ 113.55	$ 118.06	$ 122.75	$ 127.62	$ 132.68	$ 137.95	$ 143.43	$ 149.12

Invesco Growth Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.89%	12.07%	16.40%	20.91%	25.59%	30.45%	35.49%	40.74%	46.18%
End of Year Balance	$10,387.00	$10,788.98	$11,206.51	$11,640.20	$12,090.68	$12,558.59	$13,044.60	$13,549.43	$14,073.79	$14,618.45
Estimated Annual Expenses	$ 115.19	$ 119.64	$ 124.27	$ 129.08	$ 134.08	$ 139.27	$ 144.66	$ 150.26	$ 156.07	$ 162.11

Invesco Moderate Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.96%	8.08%	12.36%	16.81%	21.43%	26.24%	31.24%	36.44%	41.84%	47.46%
End of Year Balance	$10,396.00	$10,807.68	$11,235.67	$11,680.60	$12,143.15	$12,624.02	$13,123.93	$13,643.64	$14,183.93	$14,745.61
Estimated Annual Expenses	$ 106.06	$ 110.26	$ 114.63	$ 119.16	$ 123.88	$ 128.79	$ 133.89	$ 139.19	$ 144.70	$ 150.43

1	Your actual expenses may be higher or lower than those shown.
33                                  Invesco Growth Series

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.
Share Classes
Class A	Class B	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions	■ CDSC on redemptions within six or fewer years	■ CDSC on redemptions within one year[4]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Generally converts to Class A shares on or about the end of the month that is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ New or additional investments are not permitted.	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Invesco Distributors, Inc. (Invesco Distributors). This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Limited Maturity Treasury Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund Class A shares have a 12b-1 fee of 0.10%.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class BX shares of Invesco Money Market Fund convert to Class AX shares.
3	Class B shares and Class BX shares will not convert to Class A shares or Class AX shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class BX shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
A-1                                  The Invesco Funds
MCF—04/15

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class BX shares: Invesco Money Market Fund (new or additional investments in Class BX shares are not permitted);
■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Money Market Fund.
Share Class Eligibility
Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary other than Investor Distributors. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class B shares are closed to new and to additional investors. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, CDSC and conversion features, will continue.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, BX, CX and RX Shares
Class AX, BX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Money Market Fund), BX, CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this
Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for eligible Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through a fee-based advisory account with an approved financial intermediary, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account. Class Y shares are not available for IRAs or Employer Sponsored IRAs, unless purchased through a fee-based advisory account with an approved financial intermediary.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
A-2                                  The Invesco Funds

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) with Invesco Distributors. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived;
though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts.
A-3                                  The Invesco Funds

■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class B, Class C, Class R or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible to purchase Class A shares without paying an initial sales charge and to provide all necessary documentation of such facts.
It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under Rights of Accumulation (ROAs) and Letters of Intent (LOIs):
1.	an individual account owner;
2.	immediate family of the individual account owner (including the individual’s spouse or domestic partner and the individual’s children, step-children or grandchildren) as well as the individual’s parents, step-parents, the parents of the individual’s spouse or domestic partner, grandparents and siblings;
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the
Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, B, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested into Class A shares without an initial sales charge and Class Y and Class R redemptions may be reinvested into Class A shares without an initial sales charge or Class Y or Class R shares.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
A-4                                  The Invesco Funds

Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Existing Class B shares are subject to a CDSC if you redeem during the CDSC period at the rate set forth below, unless you qualify for a CDSC exception as described in this Shareholder Account Information section of this prospectus.
CDSC Category I
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC
First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC
First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC
First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
Year since purchase made	Class B CDSC purchased before June 1, 2005	Class B CDSC purchased on or after June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC
First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
A-5                                  The Invesco Funds

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.*
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
A-6                                  The Invesco Funds

	Opening An Account	Adding To An Account
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

*	Cash includes cash equivalents. Cash equivalents are cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check will be reinvested into the Class A shares. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and up to ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the Funds’ transfer agent must receive your request to participate, make changes, or cancel in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. The Fund may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs.
Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
A-7                                  The Invesco Funds

How to Redeem Shares
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You do not hold physical share certificates;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Retirement and Benefit Plans may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, in the event that the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust as defined in the 1940 Act, determines that the extent of the deviation between a Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Board of Trustees has the authority to suspend redemptions of the Fund’s shares.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
A-8                                  The Invesco Funds

Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class BX	Class B

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco
Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the Funds’ transfer agent in order to effect the exchange.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
A-9                                  The Invesco Funds

Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into or out of Class B or Class BX of the same Fund (except for automatic conversions to Class A or Class AX, respectively, of the same Fund, as described under “Choosing a Share Class” in this prospectus).
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
■	Conversions involving share classes of Invesco Senior Loan Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers
A-10                                  The Invesco Funds

of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
Fair Value Pricing
Securities owned by a Fund (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the
A-11                                  The Invesco Funds

portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time on each business day. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time on each business day. A business day for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be
A-12                                  The Invesco Funds

commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
A-13                                  The Invesco Funds

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an
A-14                                  The Invesco Funds

investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions
A-15                                  The Invesco Funds

such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please
A-16                                  The Invesco Funds

contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin
A-17                                  The Invesco Funds

sending you individual copies for each account within thirty days after receiving your request.
A-18                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Conservative Allocation Fund Invesco Growth Allocation Fund SEC 1940 Act file number: 811-02699	Invesco Moderate Allocation Fund

invesco.com/us	AGS-PRO-1-S

Prospectus	April 30, 2015

Invesco Alternative Strategies Fund
Class: R5 (LQLFX), R6 (LQLSX)
Invesco Conservative Allocation Fund
Class: R5 (CMAIX)
Invesco  Convertible Securities Fund
Class: R5 (CNSIX), Class R6 (CNSFX)
Invesco Global Low Volatility Equity Yield Fund
Class: R5 (GNDIX)
Invesco Growth Allocation Fund
Class: R5 (AADIX)
Invesco Income Allocation Fund
Class: R5 (ILAAX)
Invesco International Allocation Fund
Class: R5 (INAIX)
Invesco  Mid Cap Core Equity Fund
Class: R5 (GTAVX), R6 (GTAFX)
Invesco Moderate Allocation Fund
Class: R5 (AMLIX)
Invesco Multi-Asset Inflation Fund
Class: R5 (MIZFX), R6 (MIZSX)
Invesco Small Cap Growth Fund
Class: R5 (GTSVX), R6 (GTSFX)
Invesco U.S. Mortgage Fund
Class: R5 (VUSJX)
Invesco Alternative Strategies Fund's investment objective is long-term capital appreciation.
Invesco Conservative Allocation Fund's investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Invesco Convertible Securities Fund's investment objective is total return through growth of capital and current income.
Invesco Global Low Volatility Equity Yield Fund's investment objective is income and long-term growth of capital.
Invesco Growth Allocation Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Invesco Income Allocation Fund's investment objective is current income and, secondarily, growth of capital.

Invesco International Allocation Fund's investment objective is long-term growth of capital.
Invesco Mid Cap Core Equity Fund's investment objective is long-term growth of capital.
Invesco Moderate Allocation Fund's investment objective is total return consistent with a moderate level of risk relative to the broad stock market.
Invesco Multi-Asset Inflation Fund's investment objective is total return, comprised of current income and capital appreciation.
Invesco Small Cap Growth Fund's investment objective is long-term growth of capital.
Invesco U.S. Mortgage Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC), with respect to Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund, have not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Funds:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.
Invesco Small Cap Growth Fund limited public sales of its shares to certain investors as of the close of business on March 18, 2002.

                                  Invesco Growth Series

Fund Summaries

Invesco Alternative Strategies Fund
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	2.72	2.67

Acquired Fund Fees and Expenses[1]	1.23	1.23

Total Annual Fund Operating Expenses	4.10	4.05

Fee Waiver and/or Expense Reimbursement[2]	2.60	2.55

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	1.50

1	"Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.27% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on October 31, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$153	$752	$1,646	$3,953

Class R6	$153	$746	$1,631	$3,916

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period October 14, 2014 (commencement of operations) to December 31, 2014, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other.
The asset classes in which the underlying funds will invest include equities, fixed income, commodities, currencies, real estate and senior loans. The underlying funds may apply a wide array of investment strategies within or among each asset class, including market neutral strategies (i.e., using offsetting long and short stocks to limit general stock market risk), long/short strategies, low volatility strategies, balanced risk strategies (i.e., using assets that contribute a relatively equal amount of risk to the portfolio to limit the effect that one underperforming asset may have on overall performance), real estate focused strategies, emerging markets focused strategies, currency-focused strategies and equity-based global macro strategies (i.e., using a top-down or bottom-up approach that considers how economic and political forces affect markets).
The Fund has broad discretion to allocate and reallocate the Fund’s assets among the underlying funds and, therefore, among asset classes and investment strategies. The Fund expects to invest in at least 5 underlying funds that, in the aggregate, employ investment strategies within the following ranges:
■	0%-50% of the Fund’s assets in underlying funds that employ equity based strategies that have some expected correlation with broader equity markets (e.g., low volatility, long/short equity and unconstrained equity strategies);
■	0% to 80% of the Fund’s assets in underlying funds that employ equity-based global macro strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ market neutral strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ balanced risk strategies across multiple asset classes (e.g., equity, fixed income and commodities); and
■	0% to 50% of the Fund’s assets in underlying funds that invest in other asset classes (e.g., REITs, commodities, master limited partnerships, currencies and fixed income).
The underlying funds’ investments may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.
The underlying funds may invest in securities and other investments of all capitalization sizes, including securities and other investments that have exposure to small- and mid-capitalization issuers.
The underlying funds’ investment strategies may partly or wholly rely on derivative investments, such as futures, forwards, swaps and options, to obtain long and short exposure to these asset classes or to implement their investment strategies.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible asset classes and investment strategies based on liquidity, diversification benefits and how different alternative strategies and asset classes have historically performed in different economic regimes and (2) the actual allocation of Fund assets to the underlying funds to represent those alternative investment strategies and asset classes. In allocating the Fund’s portfolio, the Adviser will construct a core portfolio of strategies that historically have had low to medium correlations to financial indices that track broad asset classes and add satellite holdings to provide additional, tactical exposures. The Adviser may
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make active adjustments of the Fund’s satellite holdings to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class will comprise will vary from time to time based on the portfolio manager’s estimates of risk and attractiveness of each asset class. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund (1) for risk control purposes, (2) when its share price increases or the fundamentals of the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other underlying funds, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds. It is possible that due to unexpected market movements or other factors, the Adviser’s allocation of the Fund’s assets among underlying funds may not produce the desired results and could cause the Fund to perform poorly or underperform other available funds.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors
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should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries held by an underlying fund may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more participants.
Management Risk. The investment techniques and risk analysis used by the underlying funds’ portfolio managers may not produce the desired results. In particular, there is no guarantee that the underlying funds’ portfolio manager’s investment selection process will produce a portfolio effective at achieving the underlying fund’s respective investment objective. In addition, certain underlying funds’ investment strategies will likely cause the underlying fund to underperform the broader equity markets in which the underlying fund invests during market rallies. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations in the various markets in which the underlying funds invest.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
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Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, thereby causing the underlying fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited. In order to establish a short position in a security, an underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. An underlying fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. An underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause an underlying fund to be volatile.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying funds. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary's investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could negatively affect the underlying fund and, therefore, the Fund.
U.S. Government Obligations Risk. Underlying funds that invest in derivatives may hold significant positions in obligations issued by U.S. Government agencies and instrumentalities. These obligations may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Conservative Allocation Fund
Investment Objective(s)
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.21

Acquired Fund Fees and Expenses	0.63

Total Annual Fund Operating Expenses	0.84

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$86	$268	$466	$1,037

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The
Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s
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investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities (which it has not done
6                                  Invesco Growth Series

since such authority was granted to it in 1986, but has the right to do at any time), the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The
7                                 Invesco Growth Series

Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 1.89%
Best Quarter (ended September 30, 2009): 9.49%
Worst Quarter (ended December 31, 2008): -10.02%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (4/29/2005)
Return Before Taxes	5.41%	7.26%	5.20%
Return After Taxes on Distributions	4.23	6.14	3.97
Return After Taxes on Distributions and Sale of Fund Shares	3.18	5.27	3.66

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	8.40

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes)	5.93	7.20	5.81

Lipper Mixed-Asset Target Allocation Conservative Funds Index	4.67	6.60	5.53

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
8                                 Invesco Growth Series

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Convertible Securities Fund
Investment Objective(s)
Invesco Convertible Securities Fund's investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.44%	0.44%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.10	0.06

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.55	0.51

Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.54	0.50

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$55	$175	$306	$688

Class R6	$51	$163	$284	$640

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, to be of comparable quality, each at the time of purchase.
The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible securities. The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.
The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund's portfolio managers.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund focuses on managing traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers. Alpha (return on investments in excess of the Bank of America Merrill Lynch All U.S. Convertibles Index) is also added to the portfolio through careful credit analysis and security selection.
The portfolio managers employ a barbell approach to investing, in which the majority of the portfolio consists of “traditional” convertibles, and the remainder makes up the “barbell.” This allows them to target the delta, or equity sensitivity of the portfolio, based on market conditions. The portfolio managers will increase or decrease the Fund’s delta based on their macro-economic views. For instance, in a strong equity market, the team may increase exposure to equity-like convertible securities. Equity-like
9                                  Invesco Growth Series

convertible securities exhibit characteristics such as greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the Fund may seek to reduce exposure to equity-like convertible securities, investing more in traditional and “busted” or fixed-income-like convertible securities. Busted convertible securities exhibit more bond-like characteristics such as higher conversion premiums and lower downside risk relative to the common stock from which the security was converted.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's and Morgan Stanley Convertible Securities Fund's (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class R5 and Class R6 shares' returns of the Fund will be different from the predecessor fund as they have different expenses.
Updated performance information is available on the Fund's Web site at www.invesco.com/us.
10                                 Invesco Growth Series

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 1.95%
Best Quarter (ended March 31, 2012): 9.02%
Worst Quarter (ended September 30, 2014): -2.98%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares[1]: Inception (5/23/2011)
Return Before Taxes	4.28%	10.35%	7.25%
Return After Taxes on Distributions	2.55	9.09	6.15
Return After Taxes on Distributions and Sale of Fund Shares	3.08	7.82	5.43

Class R6 shares[1]: Inception (9/24/2012)	4.35	10.26	7.21

Bank of America Merrill Lynch All U.S. Convertibles Index (reflects no deduction for fees, expenses or taxes)	9.44	11.72	7.11

Lipper Convertible Securities Funds Index	6.14	10.18	6.80

1	Class R5 and R6 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Ellen Gold	Portfolio Manager (lead)	2010 (predecessor fund 1998)

Ramez Nashed	Portfolio Manager	2010 (predecessor fund 2006)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Global Low Volatility Equity Yield Fund
Investment Objective(s)
The Fund’s investment objective is income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.18

Acquired Fund Fees and Expenses	0.20

Total Annual Fund Operating Expenses	1.18

Fee Waiver and/or Expense Reimbursement[1]	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.17

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including Acquired Fund Fees and Expenses but exlcuding certain items discussed in the SAI) of Class R5 shares to 1.21% of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$119	$374	$648	$1,431

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. The Fund may also invest in real estate investment trusts (REITs) of domestic and foreign issuers.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark index when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the benchmark index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be
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significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): -0.91%
Best Quarter (ended June 30, 2009): 20.40%
Worst Quarter (ended December 31, 2008): -24.01%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares: Inception (4/30/2004)
Return Before Taxes	0.21%	10.50%	5.16%
Return After Taxes on Distributions	-0.75	9.94	3.88
Return After Taxes on Distributions and Sale of Fund Shares	0.97	8.41	4.01

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	4.94	10.20	6.03

Lipper Global Equity Income Funds Index	2.01	8.00	—

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Deutschland GmbH
Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011

Uwe Draeger	Portfolio Manager	2008

Nils Huter	Portfolio Manager	2013

Charles Ko	Portfolio Manager	2013

Jens Langewand	Portfolio Manager	2010

Andrew Waisburd	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
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Invesco Growth Allocation Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.17

Acquired Fund Fees and Expenses	0.69

Total Annual Fund Operating Expenses	0.86

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$88	$274	$477	$1,061

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 20%-25% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 25%-30% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign
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subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced
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by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may
16                                 Invesco Growth Series

have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 1.64%
Best Quarter (ended June 30, 2009): 19.58%
Worst Quarter (ended December 31, 2008): -23.30%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares: Inception (4/30/2004)
Return Before Taxes	4.71%	9.38%	5.55%
Return After Taxes on Distributions	4.10	8.72	4.89
Return After Taxes on Distributions and Sale of Fund Shares	3.00	7.30	4.39

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Custom Growth Allocation Index (reflects no deduction for fees, expenses or taxes)	5.54	10.07	5.90

Lipper Mixed-Asset Target Allocation Growth Funds Index	7.04	10.39	6.49

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
17                                 Invesco Growth Series

Invesco Income Allocation Fund
Investment Objective(s)
The Fund’s investment objective is current income and, secondarily, growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23

Acquired Fund Fees and Expenses	0.62

Total Annual Fund Operating Expenses	0.85

Fee Waiver and/or Expense Reimbursement[1]	0.23

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class R5 shares to 0.00% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$63	$248	$449	$1,028

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are each indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or real estate investment trusts (REITs). The Fund’s target allocation is to invest 60%-70% of its total assets in underlying funds that invest primarily in fixed-income securities and 30%-40% of its total assets in underlying funds that invest primarily in equity securities, including REITs.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes to be represented by underlying funds; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage because an underlying fund can achieve a return on a capital base larger than the assets that shareholders have contributed to an underlying fund. Borrowing may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities. Borrowing may also cause an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause an underlying fund to incur interest expenses and other fees. There can be no assurance that an underlying fund's borrowing strategy will be successful.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent
18                                  Invesco Growth Series

foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by an underlying fund may decline below the price of the mortgage-related securities sold by an underlying fund that it is obligated to repurchase.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Floating Rate Risk. Some of the underlying funds may invest in floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities (which it has not done since such authority was granted to it in 1986, but has the right to do at any time), the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
19                                  Invesco Growth Series

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. The return of an underlying fund’s preferred equity segment may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the underlying index. In addition, the performance of the preferred equity segment and the underlying index may vary due to asset valuation differences and differences between the preferred equity segment and the underlying index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
REIT Risk/Real Estate Risk. An underlying fund concentrates its investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited
20                                 Invesco Growth Series

product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. An underlying fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 2.03%
Best Quarter (ended June 30, 2009): 11.04%
Worst Quarter (ended December 31, 2008): -11.01%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (10/31/2005)
Return Before Taxes	8.71%	8.31%	6.24%
Return After Taxes on Distributions	7.10	6.90	4.63
Return After Taxes on Distributions and Sale of Fund Shares	5.10	6.00	4.33

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	8.28

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	8.22	8.37	6.57

Lipper Mixed-Asset Target Allocation Conservative Funds Index	4.67	6.60	5.46

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
21                                 Invesco Growth Series

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco International Allocation Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.17

Acquired Fund Fees and Expenses	0.88

Total Annual Fund Operating Expenses	1.05

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$107	$334	$579	$1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The Fund’s target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities. A portion of the underlying fund’s assets may be invested in fixed-income securities.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes to be represented by underlying funds; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to
22                                 Invesco Growth Series

distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the underlying fund.
Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the
23                                 Invesco Growth Series

distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 2.06%
Best Quarter (ended June 30, 2009): 26.07%
Worst Quarter (ended December 31, 2008): -23.26%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	Since Inception
Class R5 shares: Inception (10/31/2005)
Return Before Taxes	-1.35%	5.64%	4.86%
Return After Taxes on Distributions	-1.87	5.17	4.13
Return After Taxes on Distributions and Sale of Fund Shares	-0.35	4.51	3.92

MSCI All Country World ex-U.S. Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	-3.87	4.43	4.76

Lipper International Multi-Cap Core Funds Index	-4.65	6.32	5.22

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Mid Cap Core Equity Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.68%	0.68%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.15	0.06

Acquired Fund Fees and Expenses	0.03	0.03

Total Annual Fund Operating Expenses	0.86	0.77

Fee Waiver and/or Expense Reimbursement[1]	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84	0.75

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of
24                                  Invesco Growth Series

reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$86	$272	$475	$1,059

Class R6	$77	$244	$426	$ 952

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of issuers in the Russell Midcap® Index ranged from $203.5 million to $32.7 billion.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.
The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
25                                 Invesco Growth Series

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 2.39%
Best Quarter (ended June 30, 2009): 17.03%
Worst Quarter (ended December 31, 2008): -21.34%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares: Inception (3/15/2002)
Return Before Taxes	4.88%	9.88%	7.33%
Return After Taxes on Distributions	2.19	8.33	5.71
Return After Taxes on Distributions and Sale of Fund Shares	4.71	7.72	5.87

Class R6 shares[1]: Inception (9/24/2012)	4.97	9.70	7.00

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	13.22	17.19	9.56

Lipper Mid-Cap Core Funds Index	8.89	14.88	8.51

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is June 9, 1987.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Ronald Sloan	Portfolio Manager (lead)	1998

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Moderate Allocation Fund
Investment Objective(s)
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

26                                 Invesco Growth Series

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.16

Acquired Fund Fees and Expenses	0.67

Total Annual Fund Operating Expenses	0.83

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$85	$265	$460	$1,025

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 47%—57% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 25%—35% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 15%—20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 20%—25% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The
Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the underlying funds, and therefore the Fund, are:
Active Trading Risk. Certain underlying funds engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s
27                                  Invesco Growth Series

investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make an underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and an underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact an underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be
28                                 Invesco Growth Series

unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to an underlying fund’s use of derivatives that provide leveraged exposure to government bonds.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying
29                                 Invesco Growth Series

fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 1.70%
Best Quarter (ended June 30, 2009): 14.40%
Worst Quarter (ended December 31, 2008): -16.74%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares: Inception (4/30/2004)
Return Before Taxes	4.71%	8.46%	5.52%
Return After Taxes on Distributions	3.86	7.53	4.42
Return After Taxes on Distributions and Sale of Fund Shares	2.87	6.36	4.06

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Custom Moderate Allocation Index (reflects no deduction for fees, expenses or taxes)	5.95	9.02	6.11

Lipper Mixed-Asset Target Allocation Moderate Funds Index	6.22	8.81	5.52

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
30                                 Invesco Growth Series

Invesco  Multi-Asset Inflation Fund
Investment Objective(s)
The Fund's investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	1.65	1.60

Acquired Fund Fees and Expenses[1]	0.63	0.63

Total Annual Fund Operating Expenses	2.43	2.38

Fee Waiver and/or Expense Reimbursement[2]	1.32	1.27

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11	1.11

1	"Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.48% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2016. The fee waiver agreement cannot be terminated during its term.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$113	$631	$1,176	$2,666

Class R6	$113	$621	$1,155	$2,619

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period October 14, 2014 (commencement of operations) to December 31, 2014, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in a mix of inflation-sensitive asset classes through underlying mutual funds and exchange traded funds (ETFs) as well as individual equity and debt securities. The mutual funds and ETFs in which the Fund invests may include those managed by Invesco Advisers, Inc. (Invesco or the Adviser) and its affiliates as well as by unaffiliated advisers (collectively referred to as the underlying funds).
The inflation-sensitive asset classes in which the Fund will invest and the weighting of each such asset class is as follows:
Asset Class	Weighting in Fund
U.S. Inflation-Indexed Investments	0%-40%

Floating Rate Bonds and Bank Loans	0%-40%

Currency-Related Investments	0%-25%

Commodity-Related Investments (other than Gold)	0%-50%

Gold and Gold Related Investments	0%-15%

Infrastructure Related Investments	0%-25%

Real Estate Related investments	0%-35%

Global Equities	0%-30%

Global Bonds	0%-30%

Other Inflation Sensitive Investments	0%-30%

The Fund has discretion to allocate and reallocate the Fund’s assets among these asset classes and, within each asset class, among underlying funds. The Fund also has discretion to vary the asset class weightings and, in the future, to invest in additional asset classes other than those identified above.
The U.S. inflation-indexed investments in which the Fund invests includes inflation-protected debt securities issued by the U.S. Treasury (referred to as TIPS), inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide investment protection. The principal payments of TIPS increase with inflation and decrease with deflation, as measured by the Consumer Price Index (CPI). When a TIPS matures, the investor is paid the greater of the adjusted principal or the original principal amount. The Fund may invest in TIPS, inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide investment protection, directly or through one or more underlying funds.
The Fund invests in floating rate bonds and bank loans through one or more underlying funds that invest in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities. Floating rate loans are made to or are issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a standardized interest rate. The floating rate bonds in which the underlying funds invest are generally securities determined to be below investment grade quality (i.e. junk bonds).
The Fund invests in currency-related investments through one or more underlying funds that invest in currency futures. The Fund will generally focus on underlying funds that provide exposure to currencies of industrialized countries, such as the currencies of the Group of 10 (G10) countries. These underlying funds may seek to track changes, whether positive or negative, in one or more currency-related indices, may take short positions in currency futures and may use leverage to seek to enhance returns.
The Fund invests in commodity-related investments (other than gold) through one or more underlying funds that invest in commodity-related futures and other derivative instruments, such as commodity-related swaps and options. The Fund will focus on underlying funds that provide exposure to agricultural/livestock, energy, industrial metals, precious metals and other physical commodities. These underlying funds may seek to track changes, whether positive or negative, in one or more commodity-related indices,
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may take short positions in currency futures and other derivatives such as options and swaps, and may use leverage to seek to enhance returns.
The Fund invests in gold and gold-related investments through one or more underlying funds that invest in gold and gold-related securities. In addition to gold and gold-related securities, these underlying funds may hold cash or U.S. Treasury securities as collateral for their futures positions. These underlying funds may track changes, whether positive or negative, in one or more gold-related indices.
The Fund invests in infrastructure-related investments through one or more underlying funds that invest in publicly traded equity securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies include those that derive revenues from the ownership or operation of infrastructure assets, such as physical structures, networks and systems of transportation, energy, water and sewage and communication. Infrastructure-related investments may also include underlying funds that invest in master limited partnerships (MLPs) engaged in the gathering, transportation, storage, processing, refining, treating, marketing, exploration, production or mining of minerals and natural resources, such as natural gas, crude oil and coal.
The Fund invests in real estate-related investments through one or more underlying funds that invest in securities of real estate and real-estate related companies and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will focus on underlying funds that provide exposure to real estate and real-estate related companies, including real estate investment trusts (REITs), in developed countries, including the U.S. The underlying funds may, however, invest a portion of their assets in real estate and real estate-related companies located in emerging markets; i.e., those that are in the initial stages of their industrial cycles. Real estate and real-estate related issuers generally include REITs or other real estate operating companies that own property, make or invest in short term construction and development mortgage loans, or invest in long-term mortgages or mortgage pools, as well as companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. These underlying funds may engage in short sales of securities.
The Fund invests in global bonds and equities through one or more underlying funds that invest in equities and bonds, including derivatives that have similar characteristics of equities and bonds. These underlying funds may track changes, whether positive or negative, in one or more equity or fixed income related indices.
Other inflation-sensitive investments in which the Fund may invest include one or more underlying funds that invest in securities of issuers engaged in exploring for, mining, processing, or dealing and investing in precious metals such as gold, silver, platinum and palladium, as well as diamonds, and in derivatives and other instruments that have economic characteristics similar to such securities. This category of investments may also include underlying funds that principally invest in securities of foreign issuers doing business in the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/ production issuers; and (4) natural gas and logistic pipeline issuers. These may include securities of issuers located in emerging markets countries. This category of investments may also include underlying funds that principally invest in debt securities denominated in the currencies of emerging markets countries, including emerging markets sovereign, quasi-sovereign, corporate and supranational bonds. Certain of the bonds held by such underlying funds may be below investment grade (i.e., junk bonds). The underlying funds in this category of investments may use derivative instruments, such as futures, swap contracts and forward foreign currency contracts, to create long or short exposure to the desired asset class, or as a hedge against adverse movements in such asset class.
The underlying funds’ investments may include investments in companies of all capitalization sizes and may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible and desirable asset classes based on liquidity, diversification benefits and how different asset classes have historically performed in different economic inflationary regimes and (2) the actual allocation of assets among individual investments and underlying funds to represent the asset classes. The Adviser also may make active adjustments of the Fund’s investment portfolio to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class, and each underlying fund and other investments within an asset class, will represent will vary from time to time based on the portfolio manager’s estimates of potential returns and risk of each asset class, underlying fund and other investments. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not be within the percentage weighting ranges described in this prospectus during a quarter due to market fluctuations, cash flows or other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund or other investment (1) for risk control purposes, (2) when its share price increases or the fundamentals of the individual investment or the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other investments, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the inflation-sensitive asset classes and, within each asset class, among the underlying funds and other investments held by the Fund. There is a risk that the Adviser's evaluations and assumptions regarding the Fund's broad asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in an asset class at an inopportune time. The Adviser’s allocation of the Fund’s assets among asset classes and underlying funds and other investments may therefore not produce the desired results and could cause the Fund to perform poorly or underperform other available funds. The Fund may underperform the rate of inflation during a sudden rapid rise in inflation as the Fund’s investment strategy relies on historical trends and may not react quickly enough to capture a spike in interest rates.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the
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exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Consumer Discretionary Sector Risk. An underlying fund may concentrate its investments in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be
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harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries held by an underlying fund may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Energy Industry Sector Risk. Certain underlying funds may concentrate their investments in the securities of issuers engaged primarily in energy-related industries. The businesses in which an underlying fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of such underlying fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Health Care Sector Risk. An underlying fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The underlying fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Income Risk. The income the Fund receives from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Inflation-Indexed Security Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's gross income, even though no cash attributable to such gross income has been received by the underlying fund. In such event, the underlying fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital.
Infrastructure Companies Risk. Certain underlying funds may concentrate their investments in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with environmental, governmental and other regulations, high interest costs in connection with capital construction programs, high leverage, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, and other factors. Infrastructure companies are also affected by environmental damage due to a company’s operations or an accident, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Liquidity Risk. An underlying fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risks for Exchange-Traded Funds. Certain underlying exchange-traded funds face market trading risks, including the potential lack of an active market for the underlying fund’s shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the underlying fund. Any of these factors may lead to the underlying fund’s shares trading at a premium or discount to the underlying fund’s net asset value (“NAV”).
MLP Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the
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over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Additionally, if an underlying fund (taxed as a regulated investment company) were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the underlying fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by an underlying fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the underlying fund’s investment, and consequently your investment in the Fund and lower income.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Non-Correlation Risk. The return of an underlying fund that seeks to track an index may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an underlying fund and the underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
REIT Risk/Real Estate Risk. Certain underlying funds may concentrate their investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate, and economic or regulatory changes.
Securities Lending Risk. Certain underlying funds may engage in securities lending. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If an underlying fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the underlying fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the underlying fund will bear any loss on the investment of cash collateral.
Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security and thereby incur a loss. Short sales may cause an underlying fund to repurchase a security at a higher price, causing the underlying fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited. In order to establish a short position in a security, the underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. The underlying fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the underlying fund to be volatile.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying funds. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary's investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (1940
35                                  Invesco Growth Series

Act), and except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could negatively affect the underlying fund and, therefore, the Fund.
U.S. Government Obligations Risk. Underlying funds may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
There are no minimum investments for Class R shares for fund accounts.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Small Cap Growth Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.68%	0.68%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.14	0.05

Total Annual Fund Operating Expenses	0.82	0.73

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$84	$262	$455	$1,014

Class R6	$75	$233	$406	$ 906

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of companies in the Russell 2000® Index ranged from $14.1 million to $7.3 billion.
36                                  Invesco Growth Series

The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index, which the portfolio managers believe represents the small-cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 5.62%
Best Quarter (ended June 30, 2009): 19.90%
Worst Quarter (ended December 31, 2008): -26.62%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares: Inception (3/15/2002)
Return Before Taxes	8.09%	17.80%	10.17%
Return After Taxes on Distributions	3.99	16.22	8.94
Return After Taxes on Distributions and Sale of Fund Shares	7.24	14.35	8.28

Class R6 shares[1]: Inception (9/24/2012)	8.21	17.57	9.82

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69	15.45	7.67

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.60	16.80	8.54

Lipper Small-Cap Growth Funds Index	1.98	15.02	7.38

1	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is October 18, 1995.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Juliet Ellis	Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2004

Clay Manley	Portfolio Manager	2008

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the
37                                 Invesco Growth Series

aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco U.S. Mortgage Fund
Investment Objective(s)
The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5
Management Fees	0.47%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.20

Total Annual Fund Operating Expenses	0.67

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$68	$214	$373	$835

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 450% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a Federal Agency), and in mortgage-backed securities privately issued in the United States, and in derivatives and other instruments that have economic characteristics similar to such securities.
Mortgage-backed securities generally consist of government mortgage pass-through securities, collateralized mortgage obligations (CMOs), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. The Fund historically has invested substantially all of its assets in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC).
The Fund may invest in real estate mortgage investment conduits (REMICs).
The Fund is authorized to borrow money from banks and engage in dollar roll transactions in an aggregate amount up to 33 1/3% of its total assets (including amount borrowed) with no more than 5% of such amount from bank borrowings. The use of such transactions to purchase additional securities is known as leverage.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options and futures contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use total return swaps to gain exposure to a reference asset, and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, including swaptions (options on swaps), to manage interest rate risk and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays U.S. Mortgage-Backed Securities Index).
The portfolio managers utilize the Barclays U.S. Mortgage-Backed Securities Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency mortgage-backed security exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for
38                                 Invesco Growth Series

each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining whether to recommend larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Borrowing Risk. Borrowing money to buy securities exposes the Fund to leverage because the Fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the Fund. Borrowing may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause the Fund to incur interest expenses and other fees. There can be no assurance that the Fund’s borrowing strategy will be successful.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.
Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. A short position in a TBA mortgage poses more risk than holding the same TBA mortgage long. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. The Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA
39                                  Invesco Growth Series

mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage which could increase the volatility of the Fund’s share price.
U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark and a style specific benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class R5 shares' returns of the Fund will be different from the predecessor fund as they have different expensese.
Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns
Class R5 shares year-to-date (ended March 31, 2015): 1.06%
Best Quarter (ended June 30, 2014): 2.59%
Worst Quarter (ended June 30, 2013): -1.98%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Class R5 shares: Inception (6/1/2010)
Return Before Taxes	6.56%	4.17%	3.81%
Return After Taxes on Distributions	4.39	2.42	2.02
Return After Taxes on Distributions and Sale of Fund Shares	3.68	2.51	2.23

Bank of America Merrill Lynch 1-10 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	2.82	2.96	3.82

Barclays U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)	6.08	3.73	4.75

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Portfolio Managers	Title	Length of Service on the Fund
Clint Dudley	Portfolio Manager	2010

Jason Marshall	Portfolio Manager	2010

Brian Norris	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
40                                 Invesco Growth Series

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Invesco Alternative Strategies Fund
Objective(s) and Strategies
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd.
The asset classes in which the underlying funds will invest include equities, fixed income, commodities, currencies, real estate and senior loans. The underlying funds may apply a wide array of investment strategies within or among each asset class, including market neutral, long/short, low volatility, balanced risk, real estate focused, emerging markets focused, currency-focused and equity-based global macro strategies. Market neutral strategies typically utilize offsetting long and short stocks in dollar-matched equity portfolios, and attempt to limit non-security specific risk from industry or sector selection, style, country and regional allocation or currency exposure. Long-short and low volatility strategies seek to limit, but not eliminate, general stock market risk. Balanced risk strategies are constructed so that each asset—i.e., stocks, bonds and commodities—contributes a relatively equal amount of risk to the portfolio and seeks to limit the effect that one underperforming asset may have on overall performance while providing balance during different phases of the economic cycle—noninflationary growth, inflationary growth and recession. These portfolios may also include a tactical overlay that allows managers to opportunistically adjust the strategic allocation within a pre-defined range. Equity-based global macro strategies consider how various economic and political forces could affect markets and such strategies can focus on either a top-down or bottom-up approach.
The Fund has broad discretion to allocate and reallocate the Fund’s assets among the underlying funds and, therefore, among asset classes and investment strategies. The Fund expects to invest in at least 5 underlying funds that, in the aggregate, employ investment strategies within the following ranges:
■	0%-50% of the Fund’s assets in underlying funds that employ equity based strategies that have some expected correlation with broader equity markets (e.g., low volatility, long/short equity and unconstrained equity strategies);
■	0% to 80% of the Fund’s assets in underlying funds that employ equity-based global macro strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ market neutral strategies;
■	0% to 80% of the Fund’s assets in underlying funds that employ balanced risk strategies across multiple asset classes (e.g., equity, fixed income and commodities); and
■	0% to 50% of the Fund’s assets in underlying funds that invest in other asset classes (e.g., REITs, commodities, master limited partnerships, currencies and fixed income).
The underlying funds’ investments may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.
The underlying funds may invest in securities and other investments of all capitalization sizes, including securities and other investments that have exposure to small- and mid-capitalization issuers.
The underlying funds’ investment strategies may partly or wholly rely on derivative investments, such as futures, forwards, swaps and options, to obtain long and short exposure to these asset classes or to implement their investment strategies. A long derivative position involves an underlying fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves an underlying fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. Derivatives have an economic leveraging effect because the underlying fund can obtain an economic exposure much greater than its cash investment. Economic leveraging may magnify, sometimes significantly, the effect of any increase or decrease in the underlying fund’s exposure to certain asset classes and may cause the underlying fund’s net asset value to be more volatile than a fund that does not use derivatives. For certain underlying funds, the use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible asset classes and investment strategies based on liquidity, diversification benefits and how different alternative strategies and asset classes have historically performed in different economic regimes and (2) the actual allocation of Fund assets to the underlying funds to represent those alternative investment strategies and asset classes. In allocating the Fund’s portfolio, the Adviser will construct a core portfolio of strategies that historically have had low to medium correlations to financial indices that track broad asset classes and add satellite holdings to provide additional, tactical exposures. The Adviser may make active adjustments of the Fund’s satellite holdings to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class will comprise will vary from time to time based on the portfolio manager’s estimates of risk and attractiveness of each asset class. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund (1) for risk control purposes, (2) when its share price increases or the fundamentals of the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other underlying funds, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with
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an investment in the Fund are also the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds. It is possible that due to unexpected market movements or other factors, the Adviser’s allocation of the Fund’s assets among underlying funds may not produce the desired results and could cause the Fund to perform poorly or underperform other available funds.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and
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risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy:
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the
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character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries held by an underlying fund may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the underlying funds’ portfolio managers may not produce the desired results. In particular, there is no guarantee that the underlying funds’ portfolio manager’s investment selection process will produce a portfolio effective at achieving the underlying fund’s respective investment objective. In addition, certain underlying funds’ investment strategies will likely cause the underlying fund to underperform the broader equity markets in which the underlying fund invests during market rallies. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations in the various markets in which the underlying funds invest.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the underlying fund holds
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in long positions will decline at the same time that the market value of the securities the underlying fund has sold short increases, thereby increasing the underlying fund’s potential volatility. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the underlying fund originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited. In order to establish a short position in a security, the underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the underlying fund may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The underlying fund normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The underlying fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The underlying fund may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The underlying fund incurs a loss if the underlying fund is required to buy the security at a time when the security has appreciated in value from the date of the short sale. The underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying fund. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could adversely affect the underlying fund and, therefore, the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, an underlying fund’s shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. Underlying funds that invest in derivatives may hold significant positions in obligations issued by U.S. Government agencies and instrumentalities. These obligations may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Conservative Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 27%-37% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-60% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 10%-15% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 15%-20% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
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For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers
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or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
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Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Currency Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. An underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund paying additional tax or the underlying fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in
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interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
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U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Invesco Convertible Securities Fund
Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. Invesco Advisers, Inc. (Invesco or the Adviser), may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the common stock to assure that the required percentage of its assets is invested in convertible securities.
The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible securities. Unlike traditional convertible securities whose conversion values are based on the value of the common stock of the issuer of the convertible security, synthetic and exchangeable convertible securities are preferred stocks or debt obligations of an issuer, which are combined with an equity component, whose conversion values are based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, synthetic and exchangeable convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.
The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.
The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund's portfolio managers
The Fund can invest in derivative instruments including forward foreign currency contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund focuses on managing traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers. Alpha (return on investments in excess of the Bank of America Merrill Lynch All U.S. Convertibles Index) is also added to the portfolio through careful credit analysis and security selection.
The portfolio managers employ a barbell approach to investing, in which the majority of the portfolio consists of “traditional” convertibles, and the remainder makes up the “barbell.” This allows them to target the delta, or equity sensitivity of the portfolio, based on market conditions. The portfolio managers will increase or decrease the Fund’s delta based on their macro-economic views. For instance, in a strong equity market, the team may increase exposure to equity-like convertible securities. Equity-like convertible securities exhibit characteristics such as greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the Fund may seek to reduce exposure to equity-like convertible securities, investing more in traditional and “busted” or fixed-income-like convertible securities. Busted convertible securities exhibit more bond-like characteristics such as higher conversion premiums and lower downside risk relative to the common stock from which the security was converted.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.
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In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of
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securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.
Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Invesco Global Low Volatility Equity Yield Fund
Objective(s) and Strategies
The Fund’s investment objective is income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities and depositary receipts of U.S. and foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs of domestic and foreign issuers. REITs are trusts that sell equity and or debt securities to investors and use the proceeds to invest in real estate or interests therein.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. The Fund may also invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the MSCI World IndexSM (the benchmark index) while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark index when constructing the portfolio. The portfolio managers believe that the lack of benchmark index relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the benchmark index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
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The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting
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requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Invesco Growth Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 20%-25% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 25%-30% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
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Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
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Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if
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the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation
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difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Income Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are each indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or REITs. The Fund’s target allocation is to invest 60%-70% of its total assets in underlying funds that invest primarily in fixed-income securities and 30%-40% of its total assets in underlying funds that invest primarily in equity securities, including REITs.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to
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determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage because an underlying fund can achieve a return on a capital base larger than the assets that shareholders have contributed to an underlying fund. Borrowing may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund's portfolio securities. Borrowing may also cause an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause an underlying fund to incur interest expenses and other fees. There can be no assurance that an underlying fund's borrowing strategy will be successful.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Convertible Securities Risk. The value of an underlying fund that owns convertible securities may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Defaulted Securities Risk. An underlying fund may invest in securities where the issuer has defaulted on the payment of interest and/or principal. Defaulted securities are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by an underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.
Exchange-Traded Funds Risk. An investment by an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as an underlying fund indirectly bears its proportionate share of any expenses paid by the
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exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which an underlying fund may invest are leveraged. The more an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Floating Rate Risk. The terms of the senior secured floating rate loans and debt securities in which an underlying fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after the underlying fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to an underlying fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, an underlying fund’s access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, an underlying fund may not receive payments to which it is entitled.
Foreign Currency Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code. An underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund paying additional tax or the underlying fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor
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sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. The return of an underlying fund’s preferred equity segment may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the underlying index. In addition, the performance of the preferred equity segment and the underlying index may vary due to asset valuation differences and differences between the preferred equity segment and the underlying index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
REIT Risk/Real Estate Risk. An underlying fund concentrates its investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions
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also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby increasing an underlying fund’s potential volatility. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Value Investing Style Risk. Certain of the underlying funds emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Invesco International Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and exchange-traded funds advised by PowerShares Capital (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The Fund’s target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities. A portion of the underlying fund’s assets may be invested in fixed-income securities.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes to be represented by underlying funds; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
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Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies’ dividend payments may affect the underlying fund.
Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends on the availability and cost of money and may fluctuate significantly in response to changes in government regulation, interest rates and general economic conditions. Businesses in the financial sector often operate with substantial financial leverage.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the
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dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Invesco Mid Cap Core Equity Fund
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index
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during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of issuers in the Russell Midcap® Index ranged from $203.5 million to $32.7 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is a widely recognized, unmanaged index of equity securities of the 1,000 largest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized issuers.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
Historically the Fund has not hedged the currency exposure created by its investments in foreign securities but has the ability to do so if deemed appropriate by the Fund’s portfolio managers.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.
The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.
The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Invesco Moderate Allocation Fund
Objective(s) and Strategies
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 47%—57% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 25%—35% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 15%—20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
Approximately 20%—25% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities.
Up to 25% of the assets that are invested may be allocated to affiliated or unaffiliated exchange-traded funds. An exchange-traded fund is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. Exchange-traded funds experience price changes throughout the day as they are bought and sold.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the
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underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
In attempting to meet their investment objectives, certain underlying funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the underlying funds, and therefore the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower an underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.
Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by an underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in an underlying fund’s income and distributions to shareholders.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions, which involved purchasing large quantities of securities issued or guaranteed by the government, its agencies or instrumentalities on the open market. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, an underlying fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. An underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities
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markets may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the exchange for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is known as “cover.” The amount of liquid assets needed for cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decrease, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect portfolio management and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming an ever larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually
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operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor's policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of
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time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. An underlying fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s and an underlying fund’s portfolio managers may not produce the desired results. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on an underlying fund’s net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of an underlying fund’s net asset value, which increases the potential of greater losses that may cause an underlying fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of equity or fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying exchange-traded funds.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Municipal Securities Risk. Certain of the underlying funds may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying exchange-traded funds for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain exchange-traded funds, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying exchange-traded funds. In addition, the performance of an underlying fund and the underlying index of certain underlying exchange-traded funds may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying exchange-traded funds resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an
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underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Invesco Multi-Asset Inflation Fund
Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests in a mix of inflation-sensitive asset classes through underlying mutual funds and ETFs as well as individual equity and debt securities. The mutual funds and ETFs in which the Fund invests may include those managed by Invesco and its affiliates as well as by unaffiliated advisers (collectively referred to as the underlying funds).
The inflation-sensitive asset classes in which the Fund will invest and the weighting of each such asset class is as follows:
Asset Class	Weighting in Fund
U.S. Inflation-Indexed Investments	0%-40%

Floating Rate Bonds and Bank Loans	0%-40%

Currency-Related Investments	0%-25%

Commodity-Related Investments (other than Gold)	0%-50%

Gold and Gold Related Investments	0%-15%

Infrastructure Related Investments	0%-25%

Real Estate Related investments	0%-35%

Global Equities	0%-30%

Global Bonds	0%-30%

Other Inflation Sensitive Investments	0%-30%

The Fund has discretion to allocate and reallocate the Fund’s assets among these asset classes and, within each asset class, among underlying funds. The Fund also has discretion to vary the asset class weightings and, in the future, to invest in additional asset classes other than those identified above.
The U.S. inflation-indexed investments in which the Fund invests includes inflation-protected debt securities issued by the U.S. Treasury (referred to as TIPS), inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide inflation protection. The principal payments of TIPS increase with inflation and decrease with deflation, as measured by the CPI. When a TIPS matures, the investor is paid the greater of the adjusted principal or the original principal amount. The
Fund may invest in TIPS, inflation-indexed securities from issuers other than the U.S. Treasury, and other investments that provide inflation protection directly or through one or more underlying funds.
The Fund invests in floating rate bonds and bank loans through one or more underlying funds that invest in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities. Floating rate loans are made to or are issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a standardized interest rate such as LIBOR (the London Interbank Offered Rate). Floating rate loans are generally purchased from banks or other financial institutions through assignments or participations. The floating rate bonds in which the underlying funds invest are generally securities determined to be below investment grade quality (i.e. junk bonds). Investment grade securities are defined by each underlying fund but generally include: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined to be of comparable quality, each at the time of purchase.
The Fund invests in currency-related investments through one or more underlying funds that invest in currency futures. The Fund will generally focus on underlying funds that provide exposure to currencies of industrialized countries, such as the currencies of the G10 countries. These underlying funds may seek to track changes, whether positive or negative, in one or more currency-related indices, may take short positions in currency futures and may use leverage to seek to enhance returns.
The Fund invests in commodity-related investments (other than gold) through one or more underlying funds that invest in commodity-related futures and other derivative instruments, such as commodity-related swaps and options. The Fund will focus on underlying funds that provide exposure to agricultural/livestock, energy, industrial metals, precious metals and other physical commodities. These underlying funds may seek to track changes, whether positive or negative, in one or more commodity-related indices, may take short positions in currency futures and other derivatives such as options and swaps, and may use leverage to seek to enhance returns.
The Fund invests in gold and gold-related investments through one or more underlying funds that invest in gold and gold-related securities. In addition to gold and gold-related securities, these underlying funds may hold cash or U.S. Treasury securities as collateral for their futures positions. These underlying funds may track changes, whether positive or negative, in one or more gold-related indices.
The Fund invests in infrastructure-related investments through one or more underlying funds that invest in publicly traded equity securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies include those that derive revenues from the ownership or operation of infrastructure assets, such as physical structures, networks and systems of transportation, energy, water and sewage and communication. Infrastructure-related investments may also include underlying funds that invest in MLPs engaged in the gathering, transportation, storage, processing, refining, treating, marketing, exploration, production or mining of minerals and natural resources, such as natural gas, crude oil and coal. MLPs are partnerships the interests of which trade on public securities exchanges, like shares of a corporation.
The Fund invests in real estate-related investments (e.g., REITs) through one or more underlying funds that invest in securities of real estate and real-estate related companies and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will focus on underlying funds that provide exposure to real estate and real estate related companies, including REITs, in developed countries, including the U.S. The underlying funds may, however, invest a portion of their assets in real estate and real estate-related companies located in emerging markets;
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i.e., those that are in the initial stages of their industrial cycles. Real estate and real-estate related issuers generally include REITs or other real estate operating companies that own property, make or invest in short term construction and development mortgage loans, or invest in long-term mortgages or mortgage pools, as well as companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. These underlying funds may engage in short sales of securities.
The Fund invests in global bonds and equities through one or more underlying funds that invest in equities and bonds, including derivatives that have similar characteristics of equities and bonds. These underlying funds may track changes, whether positive or negative, in one or more equity or fixed income related indices.
Other inflation-sensitive investments in which the Fund may invest include one or more underlying funds that invest in securities of issuers engaged in exploring for, mining, processing, or dealing and investing in precious metals such as gold, silver, platinum and palladium, as well as diamonds, and in derivatives and other instruments that have economic characteristics similar to such securities. This category of investments may also include underlying funds that principally invest in securities of foreign issuers doing business in the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/ production issuers; and (4) natural gas and logistic pipeline issuers. These may include securities of issuers located in emerging markets countries. This category of investments may also include underlying funds that principally invest in debt securities denominated in the currencies of emerging markets countries, including emerging markets sovereign, quasi-sovereign, corporate and supranational bonds. Certain of the bonds held by such underlying funds may be below investment grade (i.e., junk bonds). The underlying funds in this category of investments may use derivative instruments, such as futures, swap contracts and forward foreign currency contracts, to create long or short exposure to the desired asset class, or as a hedge against adverse movements in such asset class.
The underlying funds’ investments may include investments in companies of all capitalization sizes and may include exposure to companies located both in the U.S. and in foreign countries, including companies located in emerging market countries.
The Adviser uses a two-step process to create the Fund’s portfolio including: (1) determining eligible and desirable asset classes based on liquidity, diversification benefits and how different asset classes have historically performed in different economic inflationary regimes and (2) the actual allocation of assets among individual investments and underlying funds to represent the asset classes. The Adviser also may make active adjustments of the Fund’s investment portfolio to reflect the near term market environment while remaining consistent with what the Adviser believes is the optimal long-term portfolio structure.
The percent of the Fund’s total assets that each asset class, and each underlying fund and other investments within an asset class, will represent will vary from time to time based on the portfolio manager’s estimates of potential returns and risk of each asset class, underlying fund and other investments. The Adviser rebalances the Fund’s investments in the underlying funds at least quarterly to keep them at target weightings assigned by the Adviser. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not be within the percentage weighting ranges described in this prospectus during a quarter due to market fluctuations, cash flows or other factors. The Adviser may change the Fund’s asset class and investment strategy allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their weightings as of a certain date is located in the Fund’s SAI.
The Fund’s portfolio manager considers selling an underlying fund or other investment (1) for risk control purposes, (2) when its share price increases or the fundamentals of the individual investment or the assets that comprise the investment portfolio of the underlying fund deteriorate and it is no longer deemed attractively valued relative to other investments, or (3) when it otherwise no longer fits the Adviser’s proprietary model.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the inflation-sensitive asset classes and, within each asset class, among the underlying funds and other investments held by the Fund. There is a risk that the Adviser's evaluations and assumptions regarding the Fund's broad asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in an asset class at an inopportune time. The Adviser’s allocation of the Fund’s assets among asset classes and underlying funds and other investments may therefore not produce the desired results and could cause the Fund to perform poorly or underperform other available funds. The Fund may underperform the rate of inflation during a sudden rapid rise in inflation as the Fund’s investment strategy relies on historical trends and may not react quickly enough to capture a spike in interest rates.
Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an exchange-traded fund’s shares may trade above or below their net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an exchange-traded fund may not be actively managed and may not accurately track the performance of the reference asset; (5) an exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track; and (6) the value of an investment in
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an exchange-traded fund will decline more or less in correlation with any decline in the value of the index the exchange-traded fund seeks to track. Investments in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
The principal risks of investing in the Fund also include the risks of each underlying fund. These risks include the following:
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, the Internal Revenue Service suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. In addition, the Fund has no claim on any underlying commodities of commodity-linked notes. A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes. An underlying fund does not segregate assets or otherwise cover investments in securities with economic leverage.
Commodity Risk. Certain of the underlying fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.
Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Consumer Discretionary Sector Risk. An underlying fund may concentrate its investments in securities of issuers in the consumer discretionary sector. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.
Convertible Securities Risk. The value of an underlying fund that owns convertible securities may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are
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correlated in a way not anticipated by the portfolio managers an underlying fund’s risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for certain underlying funds than mutual funds that do not use derivative instruments or that use derivative instruments to a lesser extent than certain underlying funds to implement their investment strategy:
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets falls, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. To the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of the underlying fund as a regulated investment company.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets countries may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Energy Industry Sector Risk. Certain underlying funds may concentrate their investments in the securities of issuers engaged primarily in
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energy-related industries. The businesses in which an underlying fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of such underlying fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.
Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Geographic Focus Risk. From time to time an underlying fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. An underlying fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.
Health Care Sector Risk. An underlying fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The underlying fund’s performance is vulnerable to factors affecting the health care industry, such as substantial government regulation, which may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.
High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, an underlying fund’s investment in junk bonds involves a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Income Risk. The income the Fund receives from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.
Indexing Risk. Unlike many investment companies, certain underlying exchange-traded funds do not utilize an investing strategy that seeks returns in excess of their benchmark indices. Such underlying exchange-traded funds would not necessarily buy or sell a security due to its general underperformance, unless that security is added to or removed from the applicable benchmark index.
Inflation-Indexed Security Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's gross income, even though no cash attributable to such gross income has been received by the underlying fund. In such event, the underlying fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital.
Infrastructure Companies Risk. Certain underlying funds may concentrate their investments in the infrastructure industry. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with environmental, governmental and other regulations, high interest costs in connection with capital construction programs, high leverage, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies, and other factors. Infrastructure companies are also affected by environmental damage due to a company’s operations or an accident, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect an underlying fund’s performance.
Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. Liquidity risk may also refer to the risk that a Fund may not be able to pay redemption proceeds within the allowable period because of, for instance, unusual market conditions, an unusually high volume of redemption requests, or redemptions by shareholders who own or control a significant percentage of the underlying fund’s shares.
Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
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Market Trading Risks for Exchange-Traded Funds. Certain underlying exchange-traded funds face market trading risks, including the potential lack of an active market for the underlying fund’s shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the underlying fund. Any of these factors may lead to the underlying fund’s shares trading at a premium or discount to the underlying fund’s net asset value (“NAV”).
MLP Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Code. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Additionally, if an underlying fund (taxed as a regulated investment company) were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause the underlying fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by an underlying fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the underlying fund’s investment, and consequently your investment in the Fund and lower income.
Mortgage- and Asset-Backed Securities Risk. Certain underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to an underlying fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Non-Correlation Risk. The return of an underlying fund that seeks to track an index may not match the return of the underlying index for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an underlying fund and the underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index resulting from legal restrictions, cost or liquidity constraints.
Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.
REIT Risk/Real Estate Risk. Certain underlying funds may concentrate their investments in the securities of real estate and real estate related companies. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to and underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate, and economic or regulatory changes.
Securities Lending Risk. Certain underlying funds may engage in securities lending. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If an underlying fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the underlying fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the underlying fund will bear any loss on the investment of cash collateral.
Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the underlying fund holds in long positions will decline at the same time that the market value of the securities the underlying fund has sold short increases, thereby increasing the underlying fund’s potential volatility. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share
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price. The loss on a long position is limited to what the underlying fund originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited. In order to establish a short position in a security, the underlying fund must borrow the security from a broker. The underlying fund may not always be able to borrow a security the underlying fund seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the underlying fund may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The underlying fund normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The underlying fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The underlying fund may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The underlying fund incurs a loss if the underlying fund is required to buy the security at a time when the security has appreciated in value from the date of the short sale. The underlying fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Subsidiary Risk. Certain underlying funds invest in wholly owned subsidiaries to gain exposure to commodities and other non-securities in amounts greater than could be held directly by the underlying fund. By investing in the subsidiary, an underlying fund is indirectly exposed to risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and, unless otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the subsidiary to operate as described in the underlying fund prospectus and SAI and could adversely affect the underlying fund and, therefore, the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, an underlying fund’s shareholders would likely suffer decreased investment returns.
U.S. Government Obligations Risk. Underlying funds may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.
Volatility Risk. An underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Invesco Small Cap Growth Fund
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of companies in the Russell 2000® Index ranged from $14.1 million to $7.3 billion. The Russell 2000® Index measures the performance of the 2,000 smallest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers. The Russell 2000® Index is widely regarded as representative of small capitalization issuers.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index, which the portfolio managers believe represents the small-cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation
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policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Invesco U.S. Mortgage Fund
Objective(s) and Strategies
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a Federal Agency), and in mortgage-backed securities privately issued in the United States, and in derivatives and other instruments that have economic characteristics similar to such securities.
Mortgage-backed securities generally consist of government mortgage pass-through securities, collateralized mortgage obligations (CMOs), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. The Fund historically has invested substantially all of its assets in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC). Guarantees by GNMA are backed by the full faith and credit of the U.S. government. While guarantees by FNMA and FHLMC are not backed explicitly by the full faith and credit of the U.S. government, FNMA and FHLMC both have special authority to borrow from the U.S. government. Federal Agency securities include certificates issued by GNMA, FNMA and FHLMC.
The Fund may invest in real estate mortgage investment conduits (REMICs). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities held under an indenture issued by financial institutions or other mortgage lenders, or issued or guaranteed by Federal Agencies. REMICs and CMOs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid.
The Fund may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. Stripped mortgage securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme cases, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
The Fund is authorized to borrow money from banks and engage in dollar roll transactions in an aggregate amount up to 33 1/3% of its total assets (including amount borrowed) with no more than 5% of such amount from bank borrowings. The use of such transactions to purchase additional securities is known as leverage.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into. The Fund may also engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own. Generally, the Fund will sell a TBA mortgage short to (1) take advantage of an expected decline in mortgage valuations or (2) to hedge against the potential underperformance of the mortgage sector.
The Fund can invest in derivative instruments including swap contracts, options and futures contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can further use total return swaps to gain exposure to a reference asset, and volatility swaps to adjust the volatility profile of the Fund.
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An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including swaptions (options on swaps), to manage interest rate risk and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays U.S. Mortgage-Backed Securities Index).
The portfolio managers utilize the Barclays U.S. Mortgage-Backed Securities Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency mortgage-backed security exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining whether to recommend larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Active Trading Risk. Frequent trading of portfolio securities results in high brokerage costs and may lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.
Borrowing Risk. Borrowing money to buy securities exposes the Fund to leverage because the Fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the Fund. Borrowing may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause the Fund to incur interest expenses and other fees. There can be no assurance that the Fund’s borrowing strategy will be successful.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by owning the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. The Fund segregates or earmarks liquid assets with a value at least equal to the amount that the Fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset the Fund’s daily obligation under the derivatives instrument. This process is sometimes referred
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to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of the Fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, the Fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of the Fund and the Fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than for more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise have attempted to avoid.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. To the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the Fund use of the proceeds from the sale may be restricted pending a decision whether the Fund is obligated to repurchase mortgage-related securities.
Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.
Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will earmark or segregate liquid assets in an amount at least equal to its exposure for the duration of the contract. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions in TBA mortgages results in a form of leverage. Leverage involves special risks discussed under “Derivatives Risk-Leverage Risk.”
U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive
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varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Invesco Asset Management Deutschland GmbH, (Invesco Deutschland) serves as Invesco Global Low Volatility Equity Yield Fund’s investment sub-adviser. Invesco Deutschland, an affiliate of the Adviser, is located at An der Welle 5, 1st Floor, Frankfurt, Germany. Invesco Deutschland has been managing assets for institutional and retail clients since 1998 and is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and research services.
Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund
Sub-Advisers. Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to the Funds (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. The Sub-Advisers and the Sub-Advisory Agreement are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Funds without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreement with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Funds to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Funds.
Regulation under the Commodity Exchange Act
Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Exclusion of Adviser from Commodity Pool Operator Definition
Invesco Conservative Allocation Fund, Invesco Convertible Securities Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund and Invesco U.S. Mortgage Fund
With respect to the Funds, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Funds.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Fund’s SAI. However, the Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.
Adviser Compensation
The Adviser is to receive a fee from Invesco Alternative Strategies Fund, calculated at the annual rate of 0.15% of average daily net assets.
The Adviser does not receive a management fee from Invesco Conservative Allocation Fund.
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During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.44% of Invesco Convertible Securities Fund's average daily net assets.
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.79% of Invesco Global Low Volatility Equity Yield Fund's average daily net assets, after fee waiver and/or expense reimbursement.
The Adviser does not receive a management fee from Invesco Growth Allocation Fund.
The Adviser does not receive a management fee from Invesco Income Allocation Fund.
The Adviser does not receive a management fee from Invesco International Allocation Fund.
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.66% of Invesco Mid Cap Core Equity Fund’s average daily net assets, after fee waiver and/or expense reimbursement.
The Adviser does not receive a management fee from Invesco Moderate Allocation Fund.
The Adviser is to receive a fee from Invesco Multi-Asset Inflation Fund, calculated at the annual rate of 0.15% of average daily net assets.
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.68% of Invesco Small Cap Growth Fund’s average daily net assets.
During the fiscal year ended December 31, 2014, the Adviser received compensation of 0.47% of Invesco U.S. Mortgage Fund’s average daily net assets.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30, with the exception of Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund, which is available in the Funds’ most recent annual report to shareholders for the period ended December 31
Portfolio Managers
The portfolio managers for Invesco Convertible Securities Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund and Invesco U.S. Mortgage Fund are jointly and primarily responsible for the day-to-day management of each respective Fund’s portfolio.
The portfolio managers for Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the respective Funds.
The portfolio manager for Invesco Alternative Strategies Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund and Invesco Multi-Asset Inflation Fund is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the respective Funds.
Investment decisions for Invesco Global Low Volatility Equity Yield Fund are made by the investment management teams at Invesco and Invesco Deutschland.
Invesco Alternative Strategies Fund
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
Invesco Conservative Allocation Fund
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
Invesco Convertible Securities Fund
■	Ellen Gold, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998. Prior to commencement of operations by the Fund, Ms. Gold was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1986 to 2010).
■	Ramez Nashed, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2006. Prior to commencement of operations by the Fund, Mr. Nashed was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (November 2006 to 2010).
Invesco Global Low Volatility Equity Yield Fund
■	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers.
■	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005.
■	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.
■	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
■	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008.
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Invesco Growth Allocation Fund
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
Invesco Income Allocation Fund
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
Invesco International Allocation Fund
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
Invesco Mid Cap Core Equity Fund
■	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1998.
■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.
The portfolio managers are assisted by investment professionals from Invesco's Global Core Equity Team. Members of the team may change from time to time.
Invesco Moderate Allocation Fund
■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
Invesco Multi-Asset Inflation Fund
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.
The portfolio manager is assisted by investment professionals from Invesco's Solutions Team. Members of the team may change from time to time.
Invesco Small Cap Growth Fund
■	Juliet Ellis, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.
■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.
■	Clay Manley, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.
Invesco U.S. Mortgage Fund
■	Clint Dudley, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
■	Jason Marshall, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2007.
■	Brian Norris, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.
All Funds
The lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
The underlying funds for Invesco Alternative Strategies Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Moderate Allocation Fund and Invesco Multi-Asset Allocation Fund are managed by investment professionals.
More information on the Funds' portfolio managers and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Funds' SAIs provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.
84                                  Invesco Growth Series

Other Information

Dividends and Distributions
Invesco Alternative Strategies Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Conservative Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Convertible Securities Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Global Low Volatility Equity Yield Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Growth Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Income Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco International Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Mid Cap Core Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Moderate Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Multi-Asset Inflation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco Small Cap Growth Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Invesco U.S. Mortgage Fund expects, based on its investment objective and strategies, that its distributions will consist primarily of ordinary income.
Dividends
Invesco Alternative Strategies Fund  generally declares and pays dividends from net investment income, if any, annually.
Invesco Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Convertible Securities Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Global Low Volatility Equity Yield Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Income Allocation Fund generally declares and pays dividends from net investment income, if any, monthly.
Invesco International Allocation Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Mid Cap Core Equity Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Moderate Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly.
Invesco Multi-Asset Inflation Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco Small Cap Growth Fund generally declares and pays dividends from net investment income, if any, annually.
Invesco U.S. Mortgage Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
Invesco Alternative Strategies Fund  generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Conservative Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Convertible Securities Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Global Low Volatility Equity Yield Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Growth Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Income Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco International Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
85                                 Invesco Growth Series

Invesco Mid Cap Core Equity Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Moderate Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Multi-Asset Inflation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco Small Cap Growth Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Invesco U.S. Mortgage Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Limited Fund Offering (Invesco Small Cap Growth Fund)
Effective as of the close of business on March 18, 2002, the Invesco Small Cap Growth Fund closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who were invested in the Fund on or prior to March 18, 2002 may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of March 18, 2002. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of March 18, 2002.
The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.

Benchmark Descriptions

Bank of America Merrill Lynch 1-10 Year Treasury Index tracks the performance of U.S. Treasury securities with maturities of one to 9.99 years.
Bank of America Merrill Lynch All U.S. Convertibles Index tracks the performance of U.S. dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.
Barclays U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac.
Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000® Index, MSCI EAFE® Index, FTSE NAREIT Equity REITs Index and Barclays U.S. Universal Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500® Index, MSCI EAFE® Index and Barclays U.S. Aggregate Index. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper.
86                                  Invesco Growth Series

Lipper Global Equity Income Funds Index is an unmanaged index considered representative of global equity income funds tracked by Lipper.
Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.
Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.
Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.
Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging stock markets, excluding the U.S.
MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000® Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
87                                  Invesco Growth Series

Financial Highlights
The financial highlights show each Fund’s (including Invesco Convertible Securities Fund and Invesco U.S. Mortgage Fund’s predecessor fund’s) financial history for the past five fiscal years or, if shorter, the period of operations of each Fund or any of its share classes. The financial highlights tables are intended to help you understand each Fund’s (including Invesco Convertible Securities Fund and Invesco U.S. Mortgage Fund’s predecessor fund’s) financial performance. Invesco Convertible Securities Fund and Invesco U.S. Mortgage Fund have the same investment objective and similar investment policies as the respective predecessor fund. Certain information reflects financial results for a single Fund share or, with respect to Invesco Convertible Securities Fund and Invesco U.S. Mortgage Fund, the respective predecessor fund share. Only Class R5 and Class R6 shares, as applicable, are offered in this prospectus.
The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request. For Invesco Convertible Securities Fund and Invesco U.S. Mortgage Fund, the information for the fiscal year ended prior to June 1, 2010 has been audited by the auditor of the predecessor funds.
Invesco Alternative Strategies Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14(e)	$10.00	$0.15	$(0.01)	$0.14	$(0.19)	$9.95	1.39%	$152	0.52% (f)	97.85% (f)	6.96% (f)	3%

Class C
Year ended 12/31/14(e)	10.00	0.14	(0.02)	0.12	(0.17)	9.95	1.23	21	1.27 (f)	98.60 (f)	6.21 (f)	3

Class R
Year ended 12/31/14(e)	10.00	0.15	(0.02)	0.13	(0.18)	9.95	1.34	18	0.77 (f)	98.10 (f)	6.71 (f)	3

Class Y
Year ended 12/31/14(e)	10.00	0.16	(0.01)	0.15	(0.19)	9.96	1.54	309	0.27 (f)	97.60 (f)	7.21 (f)	3

Class R5
Year ended 12/31/14(e)	10.00	0.16	(0.02)	0.14	(0.19)	9.95	1.44	10	0.27 (f)	96.70 (f)	7.21 (f)	3

Class R6
Year ended 12/31/14(e)	10.00	0.16	(0.02)	0.14	(0.19)	9.95	1.44	10	0.27 (f)	96.70 (f)	7.21 (f)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 1.73% for the period October 14, 2014 (commencement date) through December 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of October 14, 2014.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $137, $20, $11, $180, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
88                                  Invesco Growth Series

Invesco Conservative Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$11.08	$0.27	$ 0.28	$0.55	$(0.29)	$11.34	5.01%	$256,587	0.50% (e)	0.50% (e)	2.40% (e)	7%
Year ended 12/31/13	10.70	0.23	0.37	0.60	(0.22)	11.08	5.58	243,852	0.50	0.50	2.06	20
Year ended 12/31/12	9.95	0.27	0.85	1.12	(0.37)	10.70	11.28	228,512	0.46	0.49	2.55	9
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	9.95	3.77	201,299	0.39	0.53	3.26	27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	9.94	9.33	46,954	0.39	0.73	3.04	70

Class B
Year ended 12/31/14	10.94	0.19	0.28	0.47	(0.20)	11.21	4.34	17,243	1.25 (e)	1.25 (e)	1.65 (e)	7
Year ended 12/31/13	10.60	0.14	0.37	0.51	(0.17)	10.94	4.83	22,965	1.25	1.25	1.31	20
Year ended 12/31/12	9.87	0.19	0.83	1.02	(0.29)	10.60	10.33	31,090	1.21	1.24	1.80	9
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	9.87	3.06	34,832	1.14	1.28	2.51	27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	9.88	8.45	9,032	1.14	1.48	2.29	70

Class C
Year ended 12/31/14	10.96	0.19	0.28	0.47	(0.20)	11.23	4.34	77,159	1.25 (e)	1.25 (e)	1.65 (e)	7
Year ended 12/31/13	10.63	0.14	0.36	0.50	(0.17)	10.96	4.73	68,657	1.25	1.25	1.31	20
Year ended 12/31/12	9.89	0.19	0.84	1.03	(0.29)	10.63	10.41	62,919	1.21	1.24	1.80	9
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	9.89	3.05	56,322	1.14	1.28	2.51	27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	9.90	8.43	14,494	1.14	1.48	2.29	70

Class R
Year ended 12/31/14	11.04	0.24	0.28	0.52	(0.26)	11.30	4.75	10,211	0.75 (e)	0.75 (e)	2.15 (e)	7
Year ended 12/31/13	10.67	0.20	0.37	0.57	(0.20)	11.04	5.36	9,453	0.75	0.75	1.81	20
Year ended 12/31/12	9.93	0.24	0.84	1.08	(0.34)	10.67	10.92	8,845	0.71	0.74	2.30	9
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	9.93	3.60	8,197	0.64	0.78	3.01	27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	9.92	8.96	3,241	0.64	0.98	2.79	70

Class S
Year ended 12/31/14	11.09	0.29	0.28	0.57	(0.30)	11.36	5.20	2,525	0.40 (e)	0.40 (e)	2.50 (e)	7
Year ended 12/31/13	10.70	0.24	0.37	0.61	(0.22)	11.09	5.73	2,863	0.40	0.40	2.16	20
Year ended 12/31/12	9.96	0.28	0.84	1.12	(0.38)	10.70	11.27	2,864	0.36	0.39	2.65	9
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	9.96	0.24	2,560	0.29 (g)	0.43 (g)	3.36 (g)	27

Class Y
Year ended 12/31/14	11.07	0.30	0.28	0.58	(0.32)	11.33	5.28	3,871	0.25 (e)	0.25 (e)	2.65 (e)	7
Year ended 12/31/13	10.67	0.25	0.38	0.63	(0.23)	11.07	5.91	3,751	0.25	0.25	2.31	20
Year ended 12/31/12	9.93	0.30	0.84	1.14	(0.40)	10.67	11.46	2,987	0.21	0.24	2.80	9
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	9.93	3.94	1,173	0.14	0.28	3.51	27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	9.92	9.49	41	0.14	0.48	3.29	70

Class R5
Year ended 12/31/14	11.13	0.31	0.29	0.60	(0.33)	11.40	5.41	27	0.21 (e)	0.21 (e)	2.69 (e)	7
Year ended 12/31/13	10.73	0.26	0.37	0.63	(0.23)	11.13	5.92	47	0.20	0.20	2.36	20
Year ended 12/31/12	9.98	0.30	0.85	1.15	(0.40)	10.73	11.56	23	0.17	0.21	2.83	9
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	9.98	4.03	77	0.14	0.21	3.51	27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	9.96	9.57	32	0.14	0.36	3.29	70

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.60%, 0.64%, 0.64% and 0.64% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $252,347, $20,338, $72,323, $10,029, $2,718, $3,685 and $35 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
(f)	Commencement date of June 3, 2011 for Class S shares.
(g)	Annualized.
89                                  Invesco Growth Series

Invesco Convertible Securities Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$24.17	$0.32	$ 0.63	$ 0.95	$(0.52)	$(0.72)	$(1.24)	$23.88	3.95%	$ 980,513	0.84% (d)(e)	0.85% (d)(e)	1.29% (d)(e)	56%
Year ended 12/31/13	20.88	0.55 (f)	3.84	4.39	(0.53)	(0.57)	(1.10)	24.17	21.31	936,425	0.88 (g)	0.89 (g)	2.40 (f)(g)	45
Year ended 12/31/12	18.78	0.48	2.08	2.56	(0.46)	—	(0.46)	20.88	13.74	538,962	0.93 (h)	0.94 (h)	2.41 (h)	58
Year ended 12/31/11	20.05	0.46	(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)	518,426	0.97	0.98	2.37	38
Three months ended 12/31/10	18.71	0.12	1.35	1.47	(0.13)	—	(0.13)	20.05	7.86	118,359	1.09 (i)	1.10 (i)	2.42 (i)	24
Year ended 09/30/10	16.86	0.59	1.97	2.56	(0.71)	—	(0.71)	18.71	15.45	90,840	1.17	1.17	3.33	85

Class B
Year ended 12/31/14	24.24	0.13	0.63	0.76	(0.33)	(0.72)	(1.05)	23.95	3.16	5,642	1.60 (d)(e)	1.61 (d)(e)	0.53 (d)(e)	56
Year ended 12/31/13	20.93	0.38 (f)	3.86	4.24	(0.36)	(0.57)	(0.93)	24.24	20.45	7,167	1.64 (g)	1.65 (g)	1.64 (f)(g)	45
Year ended 12/31/12	18.83	0.33	2.08	2.41	(0.31)	—	(0.31)	20.93	12.85	7,325	1.70 (h)	1.71 (h)	1.64 (h)	58
Year ended 12/31/11	20.10	0.32	(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)	10,505	1.72	1.73	1.62	38
Three months ended 12/31/10	18.76	0.08	1.35	1.43	(0.09)	—	(0.09)	20.10	7.64	11,038	1.84 (i)	1.85 (i)	1.67 (i)	24
Year ended 09/30/10	16.90	0.46	1.97	2.43	(0.57)	—	(0.57)	18.76	14.61	11,454	1.92	1.92	2.58	85

Class C
Year ended 12/31/14	24.04	0.16	0.62	0.78	(0.33)	(0.72)	(1.05)	23.77	3.30	232,065	1.48 (d)(e)	1.49 (d)(e)	0.65 (d)(e)	56
Year ended 12/31/13	20.78	0.38 (f)	3.81	4.19	(0.36)	(0.57)	(0.93)	24.04	20.37	172,232	1.64 (g)	1.65 (g)	1.64 (f)(g)	45
Year ended 12/31/12	18.69	0.36	2.06	2.42	(0.33)	—	(0.33)	20.78	13.02	82,876	1.53 (h)	1.54 (h)	1.81 (h)	58
Year ended 12/31/11	19.94	0.32	(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)	87,388	1.72	1.73	1.62	38
Three months ended 12/31/10	18.61	0.08	1.34	1.42	(0.09)	—	(0.09)	19.94	7.64	18,719	1.84 (i)	1.85 (i)	1.67 (i)	24
Year ended 09/30/10	16.77	0.46	1.96	2.42	(0.58)	—	(0.58)	18.61	14.62	9,486	1.92	1.92	2.58	85

Class Y
Year ended 12/31/14	24.20	0.38	0.63	1.01	(0.58)	(0.72)	(1.30)	23.91	4.20	1,043,554	0.60 (d)	0.61 (d)	1.53 (d)	56
Year ended 12/31/13	20.90	0.61 (f)	3.84	4.45	(0.58)	(0.57)	(1.15)	24.20	21.62	719,722	0.64	0.65	2.64 (f)	45
Year ended 12/31/12	18.81	0.53	2.07	2.60	(0.51)	—	(0.51)	20.90	13.94	269,400	0.70	0.71	2.64	58
Year ended 12/31/11	20.07	0.52	(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)	204,319	0.72	0.73	2.62	38
Three months ended 12/31/10	18.73	0.13	1.35	1.48	(0.14)	—	(0.14)	20.07	7.92	17,204	0.84 (i)	0.85 (i)	2.67 (i)	24
Year ended 09/30/10	16.87	0.64	1.97	2.61	(0.75)	—	(0.75)	18.73	15.78	3,661	0.92	0.92	3.58	85

Class R5
Year ended 12/31/14	24.18	0.40	0.63	1.03	(0.60)	(0.72)	(1.32)	23.89	4.28	6,615	0.53 (d)	0.54 (d)	1.60 (d)	56
Year ended 12/31/13	20.88	0.63 (f)	3.84	4.47	(0.60)	(0.57)	(1.17)	24.18	21.72	4,781	0.57	0.58	2.71 (f)	45
Year ended 12/31/12	18.78	0.55	2.08	2.63	(0.53)	—	(0.53)	20.88	14.13	2,726	0.60	0.61	2.74	58
Year ended 12/31/11(j)	21.19	0.33	(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)	1,851	0.57 (i)	0.58 (i)	2.77 (i)	38

Class R6
Year ended 12/31/14	24.18	0.41	0.64	1.05	(0.61)	(0.72)	(1.33)	23.90	4.35	16,598	0.49 (d)	0.50 (d)	1.64 (d)	56
Year ended 12/31/13	20.89	0.64 (f)	3.83	4.47	(0.61)	(0.57)	(1.18)	24.18	21.69	64	0.55	0.56	2.73 (f)	45
Year ended 12/31/12(j)	20.78	0.15	0.10	0.25	(0.14)	—	(0.14)	20.89	1.23	10	0.58 (i)	0.59 (i)	2.76 (i)	58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $85,053,876 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $1,033,658, $6,676, $221,375, $1,093,250, $5,269 and $7,453 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 0.88% for Class A, Class B and Class C shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include material significant dividends received during the year ended December 31, 2013. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.42 and 2.39%, $0.25 and 1.63%, $0.25 and 1.63%, $0.48 and 2.63%, $0.50 and 2.70% and $0.51 and 2.72%, for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.83% for Class A, Class B and Class C shares, respectively.
(i)	Annualized.
(j)	Commencement date of May 23, 2011 and September 24, 2012 for Class R5 and Class R6 shares, respectively.
90                                  Invesco Growth Series

Invesco Global Low Volatility Equity Yield Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$14.44	$0.53	$(0.55)	$(0.02)	$(0.53)	$13.89	(0.33)%	$140,461	1.45% (e)	1.46% (e)	3.55% (e)	64%
Year ended 12/31/13	11.38	0.27	3.05	3.32	(0.26)	14.44	29.32	117,234	1.54	1.54	2.10	103
Year ended 12/31/12	10.28	0.13	1.24	1.37	(0.27)	11.38	13.32	94,785	1.63	1.63	1.21	72
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	10.28	(2.98)	98,542	1.56	1.56	1.91	86
Year ended 12/31/10	9.63	0.11	1.14	1.25	(0.14)	10.74	13.00	124,102	1.61	1.61	1.09	74

Class B
Year ended 12/31/14	13.66	0.39	(0.52)	(0.13)	(0.39)	13.14	(1.08)	3,580	2.20 (e)	2.21 (e)	2.80 (e)	64
Year ended 12/31/13	10.81	0.16	2.89	3.05	(0.20)	13.66	28.34	5,434	2.29	2.29	1.35	103
Year ended 12/31/12	9.74	0.05	1.17	1.22	(0.15)	10.81	12.53	6,626	2.38	2.38	0.46	72
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	9.74	(3.74)	9,313	2.31	2.31	1.16	86
Year ended 12/31/10	9.09	0.03	1.08	1.11	(0.05)	10.15	12.18	14,370	2.36	2.36	0.34	74

Class C
Year ended 12/31/14	13.66	0.40	(0.52)	(0.12)	(0.41)	13.13	(1.06)	18,936	2.20 (e)	2.21 (e)	2.80 (e)	64
Year ended 12/31/13	10.79	0.17	2.89	3.06	(0.19)	13.66	28.42	14,099	2.29	2.29	1.35	103
Year ended 12/31/12	9.73	0.05	1.16	1.21	(0.15)	10.79	12.44	8,864	2.38	2.38	0.46	72
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	9.73	(3.65)	9,298	2.31	2.31	1.16	86
Year ended 12/31/10	9.08	0.03	1.07	1.10	(0.05)	10.13	12.09	11,535	2.36	2.36	0.34	74

Class R
Year ended 12/31/14	14.46	0.49	(0.55)	(0.06)	(0.49)	13.91	(0.58)	1,627	1.70 (e)	1.71 (e)	3.30 (e)	64
Year ended 12/31/13	11.41	0.25	3.05	3.30	(0.25)	14.46	29.00	1,351	1.79	1.79	1.85	103
Year ended 12/31/12	10.30	0.11	1.23	1.34	(0.23)	11.41	13.01	931	1.88	1.88	0.96	72
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	10.30	(3.13)	888	1.81	1.81	1.66	86
Year ended 12/31/10	9.63	0.08	1.14	1.22	(0.11)	10.74	12.68	1,146	1.86	1.86	0.84	74

Class Y
Year ended 12/31/14	14.49	0.57	(0.55)	0.02	(0.59)	13.92	(0.04)	10,067	1.20 (e)	1.21 (e)	3.80 (e)	64
Year ended 12/31/13	11.38	0.32	3.04	3.36	(0.25)	14.49	29.63	3,176	1.29	1.29	2.35	103
Year ended 12/31/12	10.29	0.16	1.23	1.39	(0.30)	11.38	13.55	756	1.38	1.38	1.46	72
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	10.29	(2.76)	599	1.31	1.31	2.16	86
Year ended 12/31/10	9.65	0.13	1.15	1.28	(0.17)	10.76	13.27	720	1.36	1.36	1.34	74

Class R5
Year ended 12/31/14	14.63	0.61	(0.55)	0.06	(0.61)	14.08	0.21	13,373	0.97 (e)	0.98 (e)	4.03 (e)	64
Year ended 12/31/13	11.49	0.35	3.08	3.43	(0.29)	14.63	29.99	25,230	1.02	1.02	2.62	103
Year ended 12/31/12	10.39	0.20	1.25	1.45	(0.35)	11.49	13.96	18,609	1.06	1.06	1.78	72
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	10.39	(2.44)	16,133	0.98	0.98	2.49	86
Year ended 12/31/10	9.77	0.17	1.17	1.34	(0.23)	10.88	13.76	18,770	0.97	0.97	1.73	74

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years prior to December 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $140,918, $4,686, $18,602, $1,538, $9,221 and $17,657 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
91                                  Invesco Growth Series

 Invesco Growth Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income (loss) to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$13.61	$0.18	$ 0.41	$ 0.59	$(0.25)	$13.95	4.35%	$850,812	0.54% (e)	0.54% (e)	1.27% (e)	18%
Year ended 12/31/13	11.98	0.14	1.70	1.84	(0.21)	13.61	15.37	827,241	0.51	0.51	1.03	39
Year ended 12/31/12	10.73	0.18	1.39	1.57	(0.32)	11.98	14.68	597,879	0.46	0.55	1.55	10
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	10.73	(1.13)	556,456	0.40	0.58	1.58	28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	11.10	12.91	285,192	0.46	0.61	1.69	73

Class B
Year ended 12/31/14	13.46	0.07	0.41	0.48	(0.14)	13.80	3.56	91,798	1.29 (e)	1.29 (e)	0.52 (e)	18
Year ended 12/31/13	11.87	0.04	1.67	1.71	(0.12)	13.46	14.41	122,521	1.26	1.26	0.28	39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	96,852	1.21	1.30	0.80	10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	110,133	1.15	1.33	0.83	28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	69,723	1.21	1.36	0.94	73

Class C
Year ended 12/31/14	13.47	0.07	0.41	0.48	(0.14)	13.81	3.56	168,737	1.29 (e)	1.29 (e)	0.52 (e)	18
Year ended 12/31/13	11.87	0.04	1.68	1.72	(0.12)	13.47	14.50	165,853	1.26	1.26	0.28	39
Year ended 12/31/12	10.64	0.09	1.37	1.46	(0.23)	11.87	13.73	131,069	1.21	1.30	0.80	10
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	10.64	(1.79)	124,789	1.15	1.33	0.83	28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	10.93	12.02	74,096	1.21	1.36	0.94	73

Class R
Year ended 12/31/14	13.57	0.14	0.41	0.55	(0.21)	13.91	4.09	25,309	0.79 (e)	0.79 (e)	1.02 (e)	18
Year ended 12/31/13	11.95	0.10	1.70	1.80	(0.18)	13.57	15.08	25,394	0.76	0.76	0.78	39
Year ended 12/31/12	10.71	0.15	1.38	1.53	(0.29)	11.95	14.32	22,751	0.71	0.80	1.30	10
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	10.71	(1.32)	21,917	0.65	0.83	1.33	28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	11.05	12.61	14,761	0.71	0.86	1.44	73

Class S
Year ended 12/31/14	13.60	0.19	0.40	0.59	(0.26)	13.93	4.38	28,380	0.44 (e)	0.44 (e)	1.37 (e)	18
Year ended 12/31/13	11.97	0.15	1.70	1.85	(0.22)	13.60	15.49	31,974	0.41	0.41	1.13	39
Year ended 12/31/12	10.73	0.19	1.38	1.57	(0.33)	11.97	14.70	31,803	0.36	0.45	1.65	10
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	10.73	(0.96)	30,420	0.30	0.48	1.68	28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	11.10	13.02	32,295	0.36	0.51	1.79	73

Class Y
Year ended 12/31/14	13.58	0.21	0.41	0.62	(0.28)	13.92	4.63	6,090	0.29 (e)	0.29 (e)	1.52 (e)	18
Year ended 12/31/13	11.96	0.17	1.69	1.86	(0.24)	13.58	15.56	4,584	0.26	0.26	1.28	39
Year ended 12/31/12	10.72	0.21	1.38	1.59	(0.35)	11.96	14.88	2,553	0.21	0.30	1.80	10
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	10.72	(0.79)	2,585	0.15	0.33	1.83	28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	11.10	13.17	1,278	0.21	0.36	1.94	73

Class R5
Year ended 12/31/14	13.66	0.23	0.41	0.64	(0.30)	14.00	4.71	374	0.17 (e)	0.17 (e)	1.64 (e)	18
Year ended 12/31/13	12.02	0.18	1.71	1.89	(0.25)	13.66	15.75	346	0.16	0.16	1.38	39
Year ended 12/31/12	10.78	0.23	1.38	1.61	(0.37)	12.02	14.95	211	0.15	0.16	1.86	10
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	10.78	(0.78)	43	0.13	0.13	1.85	28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	11.17	13.24	112	0.13	0.13	2.02	73

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.69%, 0.74%, 0.78%, 0.78% and 0.77% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $131,262,377 and sold of $75,210,289 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leaders Fund into the Fund. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $847,939, $108,182, $169,597, $25,415, $30,354, $5,262 and $370 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
92                                  Invesco Growth Series

Invesco Income Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$10.69	$0.38	$ 0.51	$0.89	$(0.40)	$11.18	8.44%	$199,834	0.25% (e)	0.52% (e)	3.42% (e)	4%
Year ended 12/31/13	10.38	0.36	0.31	0.67	(0.36)	10.69	6.53	131,485	0.25	0.56	3.39	24
Year ended 12/31/12	9.62	0.40	0.72	1.12	(0.36)	10.38	11.83	85,518	0.26	0.63	3.96	20
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	9.62	3.54	63,727	0.28	0.65	4.00	11
Year ended 12/31/10	9.13	0.40	0.50	0.90	(0.39)	9.64	10.02	55,556	0.28	0.67	4.22	16

Class B
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	11.19	7.63	4,357	1.00 (e)	1.27 (e)	2.67 (e)	4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	5,157	1.00	1.31	2.64	24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	5,980	1.01	1.38	3.21	20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	6,592	1.03	1.40	3.25	11
Year ended 12/31/10	9.13	0.33	0.51	0.84	(0.32)	9.65	9.31	6,811	1.03	1.42	3.47	16

Class C
Year ended 12/31/14	10.70	0.30	0.51	0.81	(0.32)	11.19	7.63	68,771	1.00 (e)	1.27 (e)	2.67 (e)	4
Year ended 12/31/13	10.39	0.28	0.31	0.59	(0.28)	10.70	5.73	38,400	1.00	1.31	2.64	24
Year ended 12/31/12	9.63	0.32	0.72	1.04	(0.28)	10.39	10.98	23,814	1.01	1.38	3.21	20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	9.63	2.77	20,669	1.03	1.40	3.25	11
Year ended 12/31/10	9.14	0.33	0.50	0.83	(0.32)	9.65	9.18	19,802	1.03	1.42	3.47	16

Class R
Year ended 12/31/14	10.69	0.35	0.52	0.87	(0.37)	11.19	8.26	3,073	0.50 (e)	0.77 (e)	3.17 (e)	4
Year ended 12/31/13	10.38	0.33	0.31	0.64	(0.33)	10.69	6.27	2,046	0.50	0.81	3.14	24
Year ended 12/31/12	9.62	0.38	0.72	1.10	(0.34)	10.38	11.55	1,899	0.51	0.88	3.71	20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	9.62	3.18	1,173	0.53	0.90	3.75	11
Year ended 12/31/10	9.13	0.37	0.51	0.88	(0.36)	9.65	9.86	1,078	0.53	0.92	3.97	16

Class Y
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	11.18	8.71	14,031	0.00 (e)	0.27 (e)	3.67 (e)	4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	2,697	0.00	0.31	3.64	24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	2,302	0.01	0.38	4.21	20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	9.62	3.70	1,502	0.03	0.40	4.25	11
Year ended 12/31/10	9.13	0.42	0.51	0.93	(0.41)	9.65	10.42	757	0.03	0.42	4.47	16

Class R5
Year ended 12/31/14	10.69	0.41	0.51	0.92	(0.43)	11.18	8.71	882	0.00 (e)	0.23 (e)	3.67 (e)	4
Year ended 12/31/13	10.38	0.38	0.31	0.69	(0.38)	10.69	6.80	283	0.00	0.27	3.64	24
Year ended 12/31/12	9.62	0.43	0.72	1.15	(0.39)	10.38	12.12	227	0.01	0.30	4.21	20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	9.62	3.81	27	0.03	0.34	4.25	11
Year ended 12/31/10	9.13	0.42	0.50	0.92	(0.41)	9.64	10.30	11	0.03	0.33	4.47	16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62%, 0.60%, 0.65%, 0.65% and 0.60% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $162,573, $4,909, $51,380, $2,821, $6,410 and $525 for Class A, Class B, Class C, Class R, Class Y, and Class R5 shares, respectively.
93                                  Invesco Growth Series

Invesco International Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(e)
Class A
Year ended 12/31/14	$11.07	$0.16	$(0.36)	$(0.20)	$(0.18)	$10.69	(1.78)%	$128,452	0.63% (f)	0.63% (f)	1.46% (f)	12%
Year ended 12/31/13	9.94	0.14	1.15	1.29	(0.16)	11.07	13.02	136,055	0.64	0.64	1.36	8
Year ended 12/31/12	9.07	0.14	1.09	1.23	(0.36)	9.94	13.62	125,566	0.60	0.68	1.42	6
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	9.07	(8.57)	123,677	0.43	0.66	1.97	11
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	10.10	12.04	140,375	0.43	0.64	1.50	6

Class B
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	5,276	1.38 (f)	1.38 (f)	0.71 (f)	12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	8,974	1.39	1.39	0.61	8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	10,606	1.35	1.43	0.67	6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	12,392	1.18	1.41	1.22	11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	17,336	1.18	1.39	0.75	6

Class C
Year ended 12/31/14	11.06	0.08	(0.36)	(0.28)	(0.09)	10.69	(2.52)	27,874	1.38 (f)	1.38 (f)	0.71 (f)	12
Year ended 12/31/13	9.94	0.06	1.14	1.20	(0.08)	11.06	12.09	30,241	1.39	1.39	0.61	8
Year ended 12/31/12	8.98	0.06	1.08	1.14	(0.18)	9.94	12.78	27,929	1.35	1.43	0.67	6
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	8.98	(9.21)	29,727	1.18	1.41	1.22	11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	9.97	11.18	40,020	1.18	1.39	0.75	6

Class R
Year ended 12/31/14	11.07	0.14	(0.37)	(0.23)	(0.15)	10.69	(2.05)	6,260	0.88 (f)	0.88 (f)	1.21 (f)	12
Year ended 12/31/13	9.94	0.12	1.14	1.26	(0.13)	11.07	12.74	6,412	0.89	0.89	1.11	8
Year ended 12/31/12	9.04	0.11	1.09	1.20	(0.30)	9.94	13.35	5,554	0.85	0.93	1.17	6
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	9.04	(8.81)	4,929	0.68	0.91	1.72	11
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	10.06	11.84	5,679	0.68	0.89	1.25	6

Class Y
Year ended 12/31/14	11.03	0.19	(0.36)	(0.17)	(0.21)	10.65	(1.52)	7,345	0.38 (f)	0.38 (f)	1.71 (f)	12
Year ended 12/31/13	9.91	0.17	1.13	1.30	(0.18)	11.03	13.23	7,959	0.39	0.39	1.61	8
Year ended 12/31/12	9.07	0.16	1.09	1.25	(0.41)	9.91	13.90	6,732	0.35	0.43	1.67	6
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	9.07	(8.30)	4,396	0.18	0.41	2.22	11
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	10.10	12.29	4,965	0.18	0.39	1.75	6

Class R5
Year ended 12/31/14	11.07	0.23	(0.38)	(0.15)	(0.24)	10.68	(1.35)	42	0.17 (f)	0.17 (f)	1.92 (f)	12
Year ended 12/31/13	9.94	0.19	1.15	1.34	(0.21)	11.07	13.52	1,188	0.18	0.18	1.82	8
Year ended 12/31/12	9.10	0.17	1.11	1.28	(0.44)	9.94	14.09	274	0.21	0.22	1.81	6
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	9.10	(8.52)	177	0.18	0.22	2.22	11
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	10.16	12.59	89	0.16	0.16	1.77	6

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for fiscal years ended December 31, 2011 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.88%, 0.88% and 0.88% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are based on average daily net assets (000’s omitted) of $135,879, $7,335, $29,838, $6,612, $6,881 and $512, for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
94                                  Invesco Growth Series

Invesco Mid Cap Core Equity Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$25.20	$ 0.04	$ 1.01	$ 1.05	$(0.00)	$(2.73)	$(2.73)	$23.52	4.51%	$1,155,635	1.17% (d)	1.19% (d)	0.17% (d)	35%
Year ended 12/31/13	21.37	(0.01)	6.15	6.14	—	(2.31)	(2.31)	25.20	29.19	1,378,888	1.16	1.19	(0.04)	33
Year ended 12/31/12	21.02	0.12 (e)	2.03	2.15	(0.12)	(1.68)	(1.80)	21.37	10.38	1,352,886	1.17	1.20	0.55 (e)	61
Year ended 12/31/11	23.17	(0.02)	(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16	1.19	(0.09)	57
Year ended 12/31/10	20.95	0.01	2.61	2.62	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18	1.21	0.06	61

Class B
Year ended 12/31/14	18.81	(0.11)	0.73	0.62	—	(2.73)	(2.73)	16.70	3.74	25,115	1.92 (d)	1.94 (d)	(0.58) (d)	35
Year ended 12/31/13	16.55	(0.15)	4.72	4.57	—	(2.31)	(2.31)	18.81	28.20	33,795	1.91	1.94	(0.79)	33
Year ended 12/31/12	16.66	(0.03) (e)	1.60	1.57	—	(1.68)	(1.68)	16.55	9.60	36,795	1.92	1.95	(0.20) (e)	61
Year ended 12/31/11	18.66	(0.16)	(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91	1.94	(0.84)	57
Year ended 12/31/10	17.06	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93	1.96	(0.69)	61

Class C
Year ended 12/31/14	18.76	(0.11)	0.72	0.61	—	(2.73)	(2.73)	16.64	3.69	180,461	1.92 (d)	1.94 (d)	(0.58) (d)	35
Year ended 12/31/13	16.51	(0.15)	4.71	4.56	—	(2.31)	(2.31)	18.76	28.21	202,919	1.91	1.94	(0.79)	33
Year ended 12/31/12	16.62	(0.03) (e)	1.60	1.57	—	(1.68)	(1.68)	16.51	9.62	190,302	1.92	1.95	(0.20) (e)	61
Year ended 12/31/11	18.62	(0.16)	(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91	1.94	(0.84)	57
Year ended 12/31/10	17.02	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93	1.96	(0.69)	61

Class R
Year ended 12/31/14	24.65	(0.02)	0.98	0.96	—	(2.73)	(2.73)	22.88	4.24	99,552	1.42 (d)	1.44 (d)	(0.08) (d)	35
Year ended 12/31/13	21.00	(0.07)	6.03	5.96	—	(2.31)	(2.31)	24.65	28.85	124,622	1.41	1.44	(0.29)	33
Year ended 12/31/12	20.66	0.07 (e)	2.00	2.07	(0.05)	(1.68)	(1.73)	21.00	10.17	125,474	1.42	1.45	0.30 (e)	61
Year ended 12/31/11	22.85	(0.08)	(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41	1.44	(0.34)	57
Year ended 12/31/10	20.71	(0.04)	2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43	1.46	(0.19)	61

Class Y
Year ended 12/31/14	25.44	0.11	1.01	1.12	(0.07)	(2.73)	(2.80)	23.76	4.76	808,895	0.92 (d)	0.94 (d)	0.42 (d)	35
Year ended 12/31/13	21.50	0.05	6.20	6.25	—	(2.31)	(2.31)	25.44	29.53	653,577	0.91	0.94	0.21	33
Year ended 12/31/12	21.14	0.18 (e)	2.04	2.22	(0.18)	(1.68)	(1.86)	21.50	10.68	469,510	0.92	0.95	0.80 (e)	61
Year ended 12/31/11	23.25	0.04	(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91	0.94	0.16	57
Year ended 12/31/10	20.97	0.07	2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93	0.96	0.31	61

Class R5
Year ended 12/31/14	26.73	0.15	1.07	1.22	(0.11)	(2.73)	(2.84)	25.11	4.88	146,211	0.81 (d)	0.83 (d)	0.53 (d)	35
Year ended 12/31/13	22.47	0.08	6.49	6.57	—	(2.31)	(2.31)	26.73	29.68	220,321	0.81	0.83	0.31	33
Year ended 12/31/12	22.03	0.22 (e)	2.12	2.34	(0.22)	(1.68)	(1.90)	22.47	10.78	253,815	0.80	0.83	0.92 (e)	61
Year ended 12/31/11	24.15	0.07	(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79	0.82	0.28	57
Year ended 12/31/10	21.74	0.11	2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76	0.79	0.48	61

Class R6
Year ended 12/31/14	26.76	0.17	1.07	1.24	(0.13)	(2.73)	(2.86)	25.14	4.97	3,650	0.72 (d)	0.74 (d)	0.62 (d)	35
Year ended 12/31/13	22.48	0.11	6.48	6.59	—	(2.31)	(2.31)	26.76	29.75	4,243	0.72	0.74	0.40	33
Year ended 12/31/12(f)	24.00	0.07 (e)	0.31	0.38	(0.22)	(1.68)	(1.90)	22.48	1.75	9	0.67 (g)	0.70 (g)	1.05 (e)(g)	61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $1,294,852, $29,636, $195,190, $114,128, $725,963, $179,855 and $3,836 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes a special cash dividend received of $1.00 per share owned of Tellabs Inc. on December 24, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.08 and 0.38%, $(0.07) and (0.37)%, $(0.07) and (0.37)%, $0.03 and 0.13%, $0.14 and 0.63%, $0.18 and 0.75%, and $0.03 and 0.88%, for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.
95                                  Invesco Growth Series

Invesco Moderate Allocation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements(c)	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14	$12.30	$0.23	$ 0.31	$0.54	$(0.26)	$12.58	4.39%	$659,139	0.47% (e)	0.47% (e)	1.83% (e)	15%
Year ended 12/31/13	11.32	0.19	1.01	1.20	(0.22)	12.30	10.61	628,036	0.46	0.46	1.61	23
Year ended 12/31/12	10.39	0.24	1.13	1.37	(0.44)	11.32	13.18	537,812	0.43	0.48	2.10	11
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	10.39	1.26	481,483	0.37	0.51	2.30	26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	10.50	12.03	334,067	0.37	0.52	2.87	69

Class B
Year ended 12/31/14	12.21	0.13	0.31	0.44	(0.16)	12.49	3.62	48,796	1.22 (e)	1.22 (e)	1.08 (e)	15
Year ended 12/31/13	11.28	0.10	1.00	1.10	(0.17)	12.21	9.78	64,268	1.21	1.21	0.86	23
Year ended 12/31/12	10.35	0.15	1.13	1.28	(0.35)	11.28	12.37	80,029	1.18	1.23	1.35	11
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	10.35	0.52	93,053	1.12	1.26	1.55	26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.25	79,150	1.12	1.27	2.12	69

Class C
Year ended 12/31/14	12.20	0.13	0.31	0.44	(0.16)	12.48	3.62	154,724	1.22 (e)	1.22 (e)	1.08 (e)	15
Year ended 12/31/13	11.27	0.10	1.00	1.10	(0.17)	12.20	9.79	147,372	1.21	1.21	0.86	23
Year ended 12/31/12	10.34	0.15	1.13	1.28	(0.35)	11.27	12.38	123,505	1.18	1.23	1.35	11
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	10.34	0.42	115,040	1.12	1.26	1.55	26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	10.46	11.26	104,060	1.12	1.27	2.12	69

Class R
Year ended 12/31/14	12.27	0.20	0.30	0.50	(0.22)	12.55	4.13	21,117	0.72 (e)	0.72 (e)	1.58 (e)	15
Year ended 12/31/13	11.31	0.16	1.00	1.16	(0.20)	12.27	10.30	23,099	0.71	0.71	1.36	23
Year ended 12/31/12	10.38	0.21	1.13	1.34	(0.41)	11.31	12.91	20,557	0.68	0.73	1.85	11
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	10.38	1.01	17,906	0.62	0.76	2.05	26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	10.49	11.77	21,639	0.62	0.77	2.62	69

Class S
Year ended 12/31/14	12.29	0.24	0.32	0.56	(0.27)	12.58	4.58	31,854	0.37 (e)	0.37 (e)	1.93 (e)	15
Year ended 12/31/13	11.31	0.20	1.00	1.20	(0.22)	12.29	10.68	35,661	0.36	0.36	1.71	23
Year ended 12/31/12	10.38	0.25	1.13	1.38	(0.45)	11.31	13.31	36,651	0.33	0.38	2.20	11
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	10.38	1.35	35,229	0.27	0.41	2.40	26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	10.49	12.15	34,746	0.27	0.42	2.97	69

Class Y
Year ended 12/31/14	12.31	0.26	0.32	0.58	(0.29)	12.60	4.74	6,870	0.22 (e)	0.22 (e)	2.08 (e)	15
Year ended 12/31/13	11.32	0.22	1.00	1.22	(0.23)	12.31	10.84	4,912	0.21	0.21	1.86	23
Year ended 12/31/12	10.39	0.27	1.13	1.40	(0.47)	11.32	13.46	3,319	0.18	0.23	2.35	11
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	10.39	1.49	1,851	0.12	0.26	2.55	26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	10.50	12.42	1,085	0.12	0.27	3.12	69

Class R5
Year ended 12/31/14	12.34	0.27	0.31	0.58	(0.30)	12.62	4.71	159	0.16 (e)	0.16 (e)	2.14 (e)	15
Year ended 12/31/13	11.35	0.23	1.00	1.23	(0.24)	12.34	10.84	232	0.17	0.17	1.90	23
Year ended 12/31/12	10.42	0.27	1.13	1.40	(0.47)	11.35	13.49	444	0.13	0.13	2.40	11
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	10.42	1.50	1,110	0.10	0.10	2.57	26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	10.53	12.28	1,061	0.11	0.11	3.13	69

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.69%, 0.72%, 0.72% and 0.71% for the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are based on average daily net assets (000’s omitted) of $651,334, $56,749, $154,424, $21,765, $34,624, $6,320 and $245 for Class A, Class B, Class C, Class R, Class S, Class Y and Class R5 shares, respectively.
96                                  Invesco Growth Series

Invesco Multi-Asset Inflation Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(d)
Class A
Year ended 12/31/14(e)	$10.00	$0.04	$(0.40)	$(0.36)	$(0.10)	$9.54	(3.55)%	$107	0.73% (f)	124.07% (f)	1.81% (f)	3%

Class C
Year ended 12/31/14(e)	10.00	0.02	(0.38)	(0.36)	(0.09)	9.55	(3.61)	10	1.48 (f)	124.82 (f)	1.06 (f)	3

Class R
Year ended 12/31/14(e)	10.00	0.03	(0.39)	(0.36)	(0.10)	9.54	(3.60)	10	0.98 (f)	124.32 (f)	1.56 (f)	3

Class Y
Year ended 12/31/14(e)	10.00	0.04	(0.38)	(0.34)	(0.11)	9.55	(3.39)	140	0.48 (f)	123.82 (f)	2.06 (f)	3

Class R5
Year ended 12/31/14(e)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48 (f)	122.66 (f)	2.06 (f)	3

Class R6
Year ended 12/31/14(e)	10.00	0.04	(0.39)	(0.35)	(0.11)	9.54	(3.49)	10	0.48 (f)	122.66 (f)	2.06 (f)	3

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62% for the period ended December 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of October 14, 2014.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $106, $10, $10, $135, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
97                                  Invesco Growth Series

Invesco Small Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$39.68	$(0.10)	$ 2.93	$ 2.83	$ —	$(6.56)	$(6.56)	$35.95	7.67%	$710,426	1.22% (d)	1.22% (d)	(0.25)% (d)	28%
Year ended 12/31/13	30.00	(0.15)	12.02	11.87	(0.02)	(2.17)	(2.19)	39.68	39.90	957,432	1.21	1.21	(0.41)	19
Year ended 12/31/12	27.71	0.01 (e)	5.01	5.02	—	(2.73)	(2.73)	30.00	18.35	766,787	1.23	1.23	0.04 (e)	24
Year ended 12/31/11	28.59	(0.19)	(0.17)	(0.36)	—	(0.52)	(0.52)	27.71	(1.27)	829,696	1.27	1.27	(0.65)	38
Year ended 12/31/10	22.64	(0.15)	6.10	5.95	—	—	—	28.59	26.28	933,268	1.25	1.25	(0.62)	38

Class B
Year ended 12/31/14	32.31	(0.32)	2.33	2.01	—	(6.56)	(6.56)	27.76	6.87	3,876	1.97 (d)	1.97 (d)	(1.00) (d)	28
Year ended 12/31/13	24.90	(0.34)	9.92	9.58	—	(2.17)	(2.17)	32.31	38.87	5,360	1.96	1.96	(1.16)	19
Year ended 12/31/12	23.58	(0.18) (e)	4.23	4.05	—	(2.73)	(2.73)	24.90	17.44	5,717	1.98	1.98	(0.71) (e)	24
Year ended 12/31/11	24.59	(0.36)	(0.13)	(0.49)	—	(0.52)	(0.52)	23.58	(2.01)	7,572	2.02	2.02	(1.40)	38
Year ended 12/31/10	19.62	(0.28)	5.25	4.97	—	—	—	24.59	25.33	12,195	2.00	2.00	(1.37)	38

Class C
Year ended 12/31/14	32.27	(0.32)	2.32	2.00	—	(6.56)	(6.56)	27.71	6.85	20,957	1.97 (d)	1.97 (d)	(1.00) (d)	28
Year ended 12/31/13	24.87	(0.34)	9.91	9.57	—	(2.17)	(2.17)	32.27	38.88	21,794	1.96	1.96	(1.16)	19
Year ended 12/31/12	23.55	(0.18) (e)	4.23	4.05	—	(2.73)	(2.73)	24.87	17.46	17,657	1.98	1.98	(0.71) (e)	24
Year ended 12/31/11	24.56	(0.36)	(0.13)	(0.49)	—	(0.52)	(0.52)	23.55	(2.01)	17,851	2.02	2.02	(1.40)	38
Year ended 12/31/10	19.59	(0.28)	5.25	4.97	—	—	—	24.56	25.37	21,201	2.00	2.00	(1.37)	38

Class R
Year ended 12/31/14	38.13	(0.19)	2.80	2.61	—	(6.56)	(6.56)	34.18	7.40	108,855	1.47 (d)	1.47 (d)	(0.50) (d)	28
Year ended 12/31/13	28.95	(0.23)	11.58	11.35	—	(2.17)	(2.17)	38.13	39.55	106,983	1.46	1.46	(0.66)	19
Year ended 12/31/12	26.89	(0.06) (e)	4.85	4.79	—	(2.73)	(2.73)	28.95	18.05	87,606	1.48	1.48	(0.21) (e)	24
Year ended 12/31/11	27.83	(0.26)	(0.16)	(0.42)	—	(0.52)	(0.52)	26.89	(1.52)	70,749	1.52	1.52	(0.90)	38
Year ended 12/31/10	22.09	(0.20)	5.94	5.74	—	—	—	27.83	25.98	67,464	1.50	1.50	(0.87)	38

Class Y
Year ended 12/31/14	40.18	0.00	2.98	2.98	—	(6.56)	(6.56)	36.60	7.95	105,194	0.97 (d)	0.97 (d)	0.00 (d)	28
Year ended 12/31/13	30.33	(0.06)	12.16	12.10	(0.08)	(2.17)	(2.25)	40.18	40.24	73,035	0.96	0.96	(0.16)	19
Year ended 12/31/12	27.93	0.09 (e)	5.05	5.14	(0.01)	(2.73)	(2.74)	30.33	18.64	34,616	0.98	0.98	0.29 (e)	24
Year ended 12/31/11	28.73	(0.12)	(0.16)	(0.28)	—	(0.52)	(0.52)	27.93	(0.99)	8,108	1.02	1.02	(0.40)	38
Year ended 12/31/10	22.70	(0.09)	6.12	6.03	—	—	—	28.73	26.56	6,245	1.00	1.00	(0.37)	38

Investor Class
Year ended 12/31/14	40.97	(0.10)	3.03	2.93	—	(6.56)	(6.56)	37.34	7.67	279,828	1.22 (d)	1.22 (d)	(0.25) (d)	28
Year ended 12/31/13	30.92	(0.15)	12.39	12.24	(0.02)	(2.17)	(2.19)	40.97	39.92	281,811	1.21	1.21	(0.41)	19
Year ended 12/31/12	28.49	0.01 (e)	5.15	5.16	—	(2.73)	(2.73)	30.92	18.34	209,842	1.23	1.23	0.04 (e)	24
Year ended 12/31/11	29.37	(0.20)	(0.16)	(0.36)	—	(0.52)	(0.52)	28.49	(1.24)	209,381	1.27	1.27	(0.65)	38
Year ended 12/31/10	23.26	(0.15)	6.26	6.11	—	—	—	29.37	26.27	230,909	1.25	1.25	(0.62)	38

Class R5
Year ended 12/31/14	42.44	0.07	3.15	3.22	—	(6.56)	(6.56)	39.10	8.09	970,303	0.82 (d)	0.82 (d)	0.15 (d)	28
Year ended 12/31/13	31.92	(0.01)	12.82	12.81	(0.12)	(2.17)	(2.29)	42.44	40.46	780,094	0.83	0.83	(0.03)	19
Year ended 12/31/12	29.27	0.14 (e)	5.29	5.43	(0.05)	(2.73)	(2.78)	31.92	18.77	621,522	0.83	0.83	0.44 (e)	24
Year ended 12/31/11	30.03	(0.06)	(0.18)	(0.24)	—	(0.52)	(0.52)	29.27	(0.81)	501,895	0.83	0.83	(0.21)	38
Year ended 12/31/10	23.68	(0.05)	6.40	6.35	—	—	—	30.03	26.82	427,893	0.82	0.82	(0.19)	38

Class R6
Year ended 12/31/14	42.46	0.10	3.17	3.27	—	(6.56)	(6.56)	39.17	8.21	138,937	0.73 (d)	0.73 (d)	0.24 (d)	28
Year ended 12/31/13	31.92	0.02	12.81	12.83	(0.12)	(2.17)	(2.29)	42.46	40.53	116,657	0.74	0.74	0.06	19
Year ended 12/31/12(f)	34.10	0.05 (e)	0.56	0.61	(0.06)	(2.73)	(2.79)	31.92	1.97	9	0.75 (g)	0.75 (g)	0.52 (e)(g)	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $900,191, $4,556, $21,032, $104,675, $77,724, $277,780, $791,079 and $130,776 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.12) and (0.39)%, $(0.29) and (1.14)%, $(0.29) and (1.14)%, $(0.19) and (0.64)%, $(0.04) and (0.14)%, $(0.12) and (0.39)%, $0.01 and 0.01% and $0.01 and 0.09% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.
98                                  Invesco Growth Series

Invesco U.S. Mortgage Fund
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Year ended 12/31/14	$12.35	$0.28	$ 0.48	$ 0.76	$(0.56)	$12.55	6.27% (d)	$424,259	0.96% (d)(e)	0.96% (d)(e)	2.28% (d)(e)	450%
Year ended 12/31/13	13.02	0.21	(0.40)	(0.19)	(0.48)	12.35	(1.51) (d)	441,028	0.94 (d)	0.94 (d)	1.63 (d)	475
Year ended 12/31/12	12.99	0.25	0.33	0.58	(0.55)	13.02	4.54	531,547	0.94	0.94	1.88	451
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	12.99	5.06	564,871	0.90	0.90	2.99	395
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	13.00	5.41	610,214	0.91	0.91	3.07	370

Class B
Year ended 12/31/14	12.28	0.18	0.48	0.66	(0.46)	12.48	5.48	2,135	1.72 (e)	1.72 (e)	1.52 (e)	450
Year ended 12/31/13	12.95	0.11	(0.40)	(0.29)	(0.38)	12.28	(2.28)	3,197	1.70	1.70	0.87	475
Year ended 12/31/12	12.93	0.15	0.32	0.47	(0.45)	12.95	3.67	5,729	1.69	1.69	1.13	451
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	12.93	4.43	8,186	1.66	1.66	2.23	395
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	12.92	4.64	13,574	1.67	1.67	2.37	370

Class C
Year ended 12/31/14	12.26	0.19	0.47	0.66	(0.46)	12.46	5.48	8,100	1.72 (e)	1.72 (e)	1.52 (e)	450
Year ended 12/31/13	12.93	0.11	(0.40)	(0.29)	(0.38)	12.26	(2.29)	7,788	1.70	1.70	0.87	475
Year ended 12/31/12	12.90	0.15	0.33	0.48	(0.45)	12.93	3.75	12,003	1.69	1.69	1.13	451
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	12.90	4.27	9,308	1.66	1.66	2.23	395
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	12.91	4.64	9,559	1.67	1.67	2.33	370

Class Y(f)
Year ended 12/31/14	12.39	0.32	0.47	0.79	(0.59)	12.59	6.52	19,306	0.72 (e)	0.72 (e)	2.52 (e)	450
Year ended 12/31/13	13.07	0.24	(0.41)	(0.17)	(0.51)	12.39	(1.32)	2,254	0.70	0.70	1.87	475
Year ended 12/31/12	13.04	0.28	0.33	0.61	(0.58)	13.07	4.79	3,759	0.69	0.69	2.13	451
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	13.04	5.40	1,721	0.66	0.66	3.23	395
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	13.04	5.65	2,353	0.67	0.67	3.26	370

Class R5
Year ended 12/31/14	12.39	0.33	0.47	0.80	(0.60)	12.59	6.56	15	0.67 (e)	0.67 (e)	2.57 (e)	450
Year ended 12/31/13	13.06	0.25	(0.41)	(0.16)	(0.51)	12.39	(1.23)	10	0.66	0.66	1.91	475
Year ended 12/31/12	13.03	0.28	0.33	0.61	(0.58)	13.06	4.80	10	0.65	0.65	2.17	451
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	13.03	5.38	10	0.63	0.63	3.26	395
Year ended 12/31/10(g)	13.06	0.35	(0.09)	0.26	(0.28)	13.04	2.00	10	0.59 (h)	0.59 (h)	4.51 (h)	370

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2014 and 2013.
(e)	Ratios are based on average daily net assets (000’s omitted) of $428,499, $2,624, $7,852, $6,996 and $11 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.
(f)	On June 1, 2010, the Fund’s former Class I shares of Invesco Van Kampen U.S. Mortgage Fund were reorganized into Class Y shares of the Fund.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.
99                                  Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Invesco Global Low Volatility Equity Yield Fund, Invesco Income Allocation Fund and Invesco Mid Cap Core Equity Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.
Invesco Conservative Allocation Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.49%	13.01%	17.71%	22.60%	27.70%	33.02%	38.55%	44.31%	50.32%
End of Year Balance	$10,416.00	$10,849.31	$11,300.64	$11,770.74	$12,260.41	$12,770.44	$13,301.69	$13,855.04	$14,431.41	$15,031.76
Estimated Annual Expenses	$ 85.75	$ 89.31	$ 93.03	$ 96.90	$ 100.93	$ 105.13	$ 109.50	$ 114.06	$ 118.80	$ 123.75

Invesco Global Low Volatility Equity Yield Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.17%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.83%	7.80%	11.91%	16.19%	20.63%	25.24%	30.02%	34.99%	40.14%	45.50%
End of Year Balance	$10,383.00	$10,779.63	$11,191.41	$11,618.92	$12,062.77	$12,523.57	$13,001.97	$13,498.64	$14,014.29	$14,549.63
Estimated Annual Expenses	$ 119.24	$ 124.86	$ 129.63	$ 134.58	$ 139.72	$ 145.06	$ 150.60	$ 156.35	$ 162.33	$ 168.53

Invesco Growth Allocation Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End of Year Balance	$10,414.00	$10,845.14	$11,294.13	$11,761.71	$12,248.64	$12,755.73	$13,283.82	$13,833.77	$14,406.49	$15,002.92
Estimated Annual Expenses	$ 87.78	$ 91.41	$ 95.20	$ 99.14	$ 103.24	$ 107.52	$ 111.97	$ 116.61	$ 121.43	$ 126.46

Invesco Income Allocation Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.62%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.38%	8.71%	13.22%	17.92%	22.82%	27.91%	33.22%	38.75%	44.51%	50.50%
End of Year Balance	$10,438.00	$10,871.18	$11,322.33	$11,792.21	$12,281.58	$12,791.27	$13,322.11	$13,874.98	$14,450.79	$15,050.49
Estimated Annual Expenses	$ 63.36	$ 90.56	$ 94.32	$ 98.24	$ 102.31	$ 106.56	$ 110.98	$ 115.59	$ 120.38	$ 125.38

Invesco International Allocation Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	8.06%	12.32%	16.76%	21.37%	26.17%	31.15%	36.33%	41.72%	47.31%
End of Year Balance	$10,395.00	$10,805.60	$11,232.42	$11,676.10	$12,137.31	$12,616.73	$13,115.10	$13,633.14	$14,171.65	$14,731.43
Estimated Annual Expenses	$ 107.07	$ 111.30	$ 115.70	$ 120.27	$ 125.02	$ 129.96	$ 135.09	$ 140.43	$ 145.98	$ 151.74

Invesco Mid Cap Core Equity Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.84%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.47%	12.96%	17.64%	22.51%	27.58%	32.86%	38.36%	44.09%	50.06%
End of Year Balance	$10,416.00	$10,847.22	$11,296.30	$11,763.96	$12,250.99	$12,758.18	$13,286.37	$13,836.43	$14,409.26	$15,005.80
Estimated Annual Expenses	$ 85.75	$ 91.43	$ 95.22	$ 99.16	$ 103.26	$ 107.54	$ 111.99	$ 116.63	$ 121.46	$ 126.48

Invesco Mid Cap Core Equity Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.75%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.25%	8.66%	13.26%	18.05%	23.04%	28.24%	33.67%	39.32%	45.22%	51.36%
End of Year Balance	$10,425.00	$10,865.98	$11,325.61	$11,804.68	$12,304.02	$12,824.48	$13,366.96	$13,932.38	$14,521.72	$15,135.99
Estimated Annual Expenses	$ 76.59	$ 81.97	$ 85.44	$ 89.05	$ 92.82	$ 96.74	$ 100.84	$ 105.10	$ 109.55	$ 114.18

100                                  Invesco Growth Series

Invesco Moderate Allocation Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%
End of Year Balance	$10,417.00	$10,851.39	$11,303.89	$11,775.26	$12,266.29	$12,777.80	$13,310.63	$13,865.68	$14,443.88	$15,046.19
Estimated Annual Expenses	$ 84.73	$ 88.26	$ 91.94	$ 95.78	$ 99.77	$ 103.93	$ 108.27	$ 112.78	$ 117.48	$ 122.38

Invesco Small Cap Growth Fund — Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.18%	8.53%	13.07%	17.80%	22.72%	27.85%	33.20%	38.76%	44.56%	50.61%
End of Year Balance	$10,418.00	$10,853.47	$11,307.15	$11,779.79	$12,272.18	$12,785.16	$13,319.58	$13,876.34	$14,456.37	$15,060.64
Estimated Annual Expenses	$ 83.71	$ 87.21	$ 90.86	$ 94.66	$ 98.61	$ 102.74	$ 107.03	$ 111.50	$ 116.16	$ 121.02

Invesco Small Cap Growth Fund — Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.27%	8.72%	13.36%	18.21%	23.25%	28.52%	34.00%	39.73%	45.69%	51.91%
End of Year Balance	$10,427.00	$10,872.23	$11,336.48	$11,820.54	$12,325.28	$12,851.57	$13,400.33	$13,972.53	$14,569.15	$15,191.26
Estimated Annual Expenses	$ 74.56	$ 77.74	$ 81.06	$ 84.52	$ 88.13	$ 91.90	$ 95.82	$ 99.91	$ 104.18	$ 108.63

1	Your actual expenses may be higher or lower than those shown.
101                                  Invesco Growth Series

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds. The following information is about the Class R5 and Class R6 shares of the Invesco mutual funds (Invesco Funds or Funds), which are offered only to certain eligible investors. Prior to September 24, 2012, Class R5 shares were known as Institutional Class shares.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Employer Sponsored Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Suitability for Investors
Class R5 and R6 shares of the Funds are intended for use by Employer Sponsored Retirement and Benefit Plans. Employer Sponsored Retirement and Benefit Plans held directly or through omnibus accounts generally must process no more than one net redemption and one net purchase transaction each day. There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, endowments and foundations. The minimum initial investment for institutional investors is $10 million, unless such investment is made by an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Purchasing Shares
You may purchase Fund shares with cash or, in certain instances if approved by the Fund, securities in which the Fund is authorized to invest. Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 or R6 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 or R6 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary. Notwithstanding the foregoing, each shareholder must still meet the Fund’s eligibility requirements applicable to the share class to be purchased.
Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge (CDSC) on purchases of any Class R5 or Class R6 shares.
How to Purchase Shares
Purchase Options
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the Funds’ transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The financial adviser or financial intermediary should call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the Funds’ transfer agent at (800) 959-4246 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.
A-1                                  The Invesco Funds—Class R5 and R6 Shares
R5/R6–04/15

Redeeming Shares
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the Funds’ transfer agent. The Funds’ transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the Funds’ transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
The Funds’ transfer agent will normally process redemptions within seven days after your redemption request is received in good order. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows permitted exchanges from one Fund to another Fund:
Exchange From	Exchange To
Class R5	Class R5

Class R6	Class R6

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage
A-2                                  The Invesco Funds—Class R5 and R6 Shares

opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds value securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
A-3                                  The Invesco Funds—Class R5 and R6 Shares

The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Tax-Free Intermediate Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such other open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Global Markets Strategy Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-advantaged return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will
A-4                                  The Invesco Funds—Class R5 and R6 Shares

assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards expire in twenty years and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the Funds’ transfer agent or an authorized agent or its designee receives an order in good order.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will
A-5                                  The Invesco Funds—Class R5 and R6 Shares

continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a regulated investment company, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
Tax-Exempt and Municipal Funds
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
A-6                                  The Invesco Funds—Class R5 and R6 Shares

Real Estate Funds
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Markets Strategy Fund and Invesco Global Targeted Returns Fund
■	The Funds’ strategies of investing through its Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS (upon which only the fund that received the PLR can rely), the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund each have received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund also has received a PLR from the IRS confirming that income derived by the Fund from its Subsidiary is qualifying income. The Invesco Balanced-Risk Commodity Strategy Fund has applied to the IRS for a PLR relating to its Subsidiary. However, the IRS suspended issuance of any further PLRs in 2011 pending a review of its position.
Invesco Emerging Market Local Currency Debt Fund, Invesco International Total Return Fund and Invesco Premium Income Fund
■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
■	The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Invesco Global Infrastructure Fund
■	Some amounts received by the Fund from its investments in MLPs likely will be treated as returns of capital because of accelerated deductions available with respect to the activities of such MLPs. The receipt of returns of capital from the MLPs could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a regulated investment company (“RIC”) does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, states, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
A-7                                  The Invesco Funds—Class R5 and R6 Shares

Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 35%), regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax advantaged return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal
A-8                                  The Invesco Funds—Class R5 and R6 Shares

income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as Retirement and Benefit Plans.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries-Class R5
Invesco Distributors, Inc. and other Invesco Affiliates may make cash payments to financial intermediaries in connection with the promotion and sale of Class R5 shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of Class R5 shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all Class R5 shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of Class R5 shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold Class R5 shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund Class R5 shares and the retention of those investments by clients of financial intermediaries. To the extent the financial intermediaries sell more Class R5 shares of the Funds or retain Class R5 shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
A-9                                  The Invesco Funds—Class R5 and R6 Shares

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-10                                  The Invesco Funds—Class R5 and R6 Shares

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Alternative Strategies Fund	Invesco International Allocation Fund
Invesco Conservative Allocation Fund	Invesco Mid Cap Core Equity Fund
Invesco Convertible Securities Fund	Invesco Moderate Allocation Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco Multi-Asset Inflation Fund
Invesco Growth Allocation Fund	Invesco Small Cap Growth Fund
Invesco Income Allocation Fund SEC 1940 Act file number: 811-02699	Invesco U.S. Mortgage Fund

invesco.com/us	AGS-PRO-1

Statement of Additional Information April 30, 2015
AIM Growth Series (Invesco Growth Series)

This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Growth Series (Invesco Growth Series) (the Trust) listed below. Each Fund offers separate classes of shares as follows:

FUND	Class:	A	B	C	R	S	Y	Investor	R5	R6
Invesco Alternative Strategies Fund		LQLAX	N/A	LQLCX	LQLRX	N/A	LQLYX	N/A	LQLFX	LQLSX
Invesco Conservative Allocation Fund		CAAMX	CMBAX	CACMX	CMARX	CMASX	CAAYX	N/A	CMAIX	N/A
Invesco Global Low Volatility Equity Yield Fund		GTNDX	GNDBX	GNDCX	GTNRX	N/A	GTNYX	N/A	GNDIX	N/A
Invesco Growth Allocation Fund		AADAX	AAEBX	AADCX	AADRX	AADSX	AADYX	N/A	AADIX	N/A
Invesco Income Allocation Fund		ALAAX	BLIAX	CLIAX	RLIAX	N/A	ALAYX	N/A	ILAAX	N/A
Invesco International Allocation Fund		AINAX	INABX	INACX	RINAX	N/A	AINYX	N/A	INAIX	N/A
Invesco Mid Cap Core Equity Fund		GTAGX	GTABX	GTACX	GTARX	N/A	GTAYX	N/A	GTAVX	GTAFX
Invesco Moderate Allocation Fund		AMKAX	AMKBX	AMKCX	AMKRX	AMKSX	ABKYX	N/A	AMLIX	N/A
Invesco Multi-Asset Inflation Fund		MIZAX	N/A	MIZCX	MIZRX	N/A	MIZYX	N/A	MIZFX	MIZSX
Invesco Small Cap Growth Fund		GTSAX	GTSBX	GTSDX	GTSRX	N/A	GTSYX	GTSIX	GTSVX	GTSFX

Statement of Additional Information April 30, 2015
AIM Growth Series (Invesco Growth Series)

This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual and Semi-Annual Reports for any Fund listed below from an authorized dealer or by writing to:

Invesco Investment Services, Inc.

P.O. Box 219078

Kansas City, Missouri 64121-9078

or by calling (800) 959-4246

or on the Internet: http://www.invesco.com/us

This SAI, dated April 30, 2015, relates to the Class A, Class B, Class C, Class R, Class Y and Investor Class shares (collectively, the Retail Classes), Class R5, Class R6 shares and Class S shares, as applicable, of the following Prospectuses:

Fund	Retail Classes	Class R5	Class R6	Class S Shares
Invesco Alternative Strategies Fund	April 30, 2015	April 30, 2015	April 30, 2015	N/A
Invesco Conservative Allocation Fund	April 30, 2015	April 30, 2015	N/A	April 30, 2015
Invesco Global Low Volatility Equity Yield Fund	April 30, 2015	April 30, 2015	N/A	N/A
Invesco Growth Allocation Fund	April 30, 2015	April 30, 2015	N/A	April 30, 2015
Invesco Income Allocation Fund	April 30, 2015	April 30, 2015	N/A	N/A
Invesco International Allocation Fund	April 30, 2015	April 30, 2015	N/A	N/A
Invesco Mid Cap Core Equity Fund	April 30, 2015	April 30, 2015	April 30, 2015	N/A
Invesco Moderate Allocation Fund	April 30, 2015	April 30, 2015	N/A	April 30, 2015
Invesco Multi-Asset Inflation Fund	April 30, 2015	April 30, 2015	April 30, 2015	N/A
Invesco Small Cap Growth Fund	April 30, 2015	April 30, 2015	April 30, 2015	N/A

The Trust has established other funds which are offered by separate prospectuses and separate SAIs.

Statement of Additional Information

GENERAL INFORMATION ABOUT THE TRUST

Fund History

AIM Growth Series (Invesco Growth Series) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Massachusetts business trust on February 19, 1985 and re-organized as a Delaware statutory trust on May 29, 1998. Under the Trust’s Agreement and Declaration of Trust, as amended, (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

Prior to July 31, 2013, Invesco Global Low Volatility Equity Yield Fund was known as Invesco Global Quantitative Core Fund, and prior to March 1, 2012, it was known as Invesco Global Equity Fund.

Prior to December 14, 2011, Invesco Conservative Allocation Fund was known as Invesco Moderately Conservative Allocation Fund.

Prior to April 30, 2010, the Trust was known as AIM Growth Series,Invesco Conservative Allocation Fund was known as AIM Conservative Allocation Fund, Invesco Global Low Volatility Equity Yield Fund was known as AIM Global Equity Fund, Invesco Growth Allocation Fund was known as AIM Growth Allocation Fund, Invesco Income Allocation Fund was known as AIM Income Allocation Fund, Invesco International Allocation Fund was known as AIM International Allocation Fund, Invesco Mid Cap Core Equity Fund was known as AIM Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund was known as AIM Moderate Allocation Fund and Invesco Small Cap Growth Fund was known as AIM Small Cap Growth Fund.

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

5

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.

Because Class B shares automatically convert to Class A shares generally on or about month-end which is at least eight years after the date of purchase, certain Invesco Funds’ Agreement and Declaration of Trust/distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of the Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no automatic conversion rights but each Fund may offer voluntary rights to convert between certain share classes, as described in each Fund’s prospectus. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

Share Certificates

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Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Classification

The Trust is an open-end management investment company. Each of the Funds is “diversified” for purposes of the 1940 Act.

Asset Allocation Funds

Invesco Alternative Strategies Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund,Invesco Moderate Allocation Fund and Invesco Multi-Asset Allocation Fund (the Asset Allocation Funds) are “funds of funds” which primarily invest in other underlying funds and generally do not directly invest in the securities or use the investment techniques discussed below under “Investment Strategies and Risks.”

Below is the list of the underlying funds in which the Asset Allocation Funds invest (Underlying Funds) and their current related percentage allocations (the allocation percentages may not add to 100% due to rounding). The Underlying Funds in which the Asset Allocation Funds invest are mutual funds advised by Invesco and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital), an affiliate of Invesco, or Mutual Funds and ETFs advised by other unaffiliated advisers, as applicable. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Underlying Funds and their percentage allocations have been selected for use over long periods of time, but may change in the future without shareholder approval. The actual percentage allocations will vary from the target weightings in the Underlying Funds due to factors such as market movements and capital flows. Invesco automatically rebalances the Asset Allocation Funds’ (except for Invesco Income Allocation Fund and Invesco International Allocation Fund) investments in the Underlying Funds on a quarterly basis to bring them back within their percentage allocations. Invesco automatically rebalances Invesco Income Allocation Fund’s and Invesco International Allocation Fund’s investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. Invesco has the ability to rebalance on a more frequent basis if necessary. Invesco may change an Asset Allocation Fund’s Underlying Funds or percentage allocation in the Underlying Funds without shareholder approval. Some portion of each Asset Allocation Fund’s portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Asset Allocation Funds’ working cash balances. Cash flows will be managed to help maintain target percentage allocations.

Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund
Invesco All Cap Market Neutral Fund	17.22%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Invesco American Franchise Fund	0.00%	1.98%	4.40%	0.00%	0.00%	3.29%	0.00%

Invesco Balanced-Risk Allocation Fund	16.78%	6.00%	8.00%	0.00%	0.00%	7.00%	0.00%

Invesco Balanced-Risk Commodity Strategy Fund	2.35%	3.98%	5.97%	0.00%	0.00%	4.98%	8.96%

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Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund
Invesco Charter Fund	0.00%	2.97%	6.60%	0.00%	0.00%	4.95%	0.00%

Invesco Comstock Fund	0.00%	2.00%	4.45%	0.00%	0.00%	3.33%	0.00%

Invesco Core Plus Bond Fund	0.00%	24.40%	3.00%	15.25%	0.00%	11.00%	0.00%

Invesco Corporate Bond Fund	0.00%	0.00%	0.00%	8.50%	0.00%	0.00%	0.00%

Invesco Developing Markets Fund	0.00%	3.19%	7.11%	0.00%	4.50%	5.33%	0.00%

Invesco Diversified Dividend Fund	0.00%	3.91%	8.68%	8.00%	0.00%	6.52%	0.00%

Invesco Dividend Income Fund	0.00%	0.00%	0.00%	15.00%	0.00%	0.00%	0.00%

Invesco Emerging Market Local Currency Debt Fund	0.00%	3.25%	0.00%	0.00%	0.00%	3.00%	1.98%

Invesco Emerging Markets Equity Fund	0.00%	0.00%	0.00%	0.00%	4.50%	0.00%	0.00%

Invesco Endeavor Fund	0.00%	2.08%	4.63%	0.00%	0.00%	3.46%	0.00%

Invesco Energy Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	11.11%

Invesco Floating Rate Fund	1.99%	5.42%	0.00%	7.00%	0.00%	3.03%	4.96%

Invesco Global Healthcare Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.71%

Invesco Global Infrastructure Fund	3.84%	0.00%	0.00%	0.00%	0.00%	0.00%	6.26%

Invesco Global Markets Strategy Fund	15.51%	3.15%	5.31%	0.00%	0.00%	4.15%	0.00%

Invesco Global Market Neutral Fund	16.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Invesco Global Real Estate Fund	3.86%	1.92%	4.27%	0.00%	0.00%	3.20%	6.36%

Invesco Gold & Precious Metals Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.14%

Invesco Growth & Income Fund	0.00%	2.63%	5.85%	0.00%	0.00%	4.38%	0.00%

Invesco High Yield Fund	0.00%	4.89%	0.00%	10.25%	0.00%	4.00%	4.28%

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Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund
Invesco International Core Equity Fund	0.00%	0.00%	0.00%	0.00%	31.00%	0.00%	0.00%

Invesco International Growth Fund	0.00%	3.68%	8.19%	0.00%	22.50%	6.14%	1.98%

Invesco International Small Company Fund	0.00%	0.00%	0.00%	0.00%	10.00%	0.00%	0.00%

Invesco International Total Return Fund	0.00%	0.00%	0.00%	5.00%	0.00%	0.00%	0.00%

Invesco Long/Short Equity Fund	4.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Invesco Macro Long/Short Fund	13.71%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Invesco Premium Income Fund	0.00%	3.97%	0.00%	14.00%	0.00%	0.00%	0.00%

Invesco Short Term Bond Fund	0.00%	0.00%	0.00%	5.00%	0.00%	0.00%	0.00%

Invesco Small Cap Equity Fund	0.00%	1.76%	3.92%	0.00%	0.00%	2.94%	0.00%

Invesco U.S. Government Bond Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.53%

Invesco U.S. Mortgage Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.16%

iShares TIPs Bond ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	14.88%

iShares U.S. Consumer Goods ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.86%

PowerShares 1-30 Laddered Treasury Portfolio	0.00%	12.44%	6.00%	0.00%	0.00%	9.00%	0.00%

PowerShares Active U.S. Real Estate Fund	0.00%	0.00%	0.00%	7.00%	0.00%	0.00%	0.00%

PowerShares DB Base Metals Fund	2.46%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

PowerShares DB Gold Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

PowerShares DB Oil Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.85%

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Underlying Funds	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund
PowerShares DB Silver Fund	1.99%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	0.00%	4.00%	8.91%	0.00%	0.00%	6.67%	0.00%

PowerShares FTSE RAFI Emerging Markets Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

PowerShares Fundamental Investment Grade Corporate Bond Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.98%

PowerShares Fundamental Pure Large Cap Growth Portfolio	0.00%	1.88%	4.19%	0.00%	0.00%	3.13%	0.00%

PowerShares International Dividend Achievers Portfolio	0.00%	0.00%	0.00%	5.00%	27.50%	0.00%	0.00%

Investment Strategies and Risks

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s Prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s Prospectus, that security or investment technique is not a principal investment strategy.

Unless otherwise indicated, a Fund may invest in all of the following types of investments. Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective, policies and restrictions described in the Fund’s Prospectus and/or this SAI, as well as the federal securities laws.

Any percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

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The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the Funds’ voting securities unless otherwise indicated.

As stated above, the Asset Allocation Funds are “funds of funds”, which primarily invest in the Underlying Funds and generally do not directly invest in the securities or use the investment techniques discussed below. The types of securities and investment techniques discussed below generally are those of Invesco Global Low Volatility Equity Yield Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund and the Underlying Funds. However, the Asset Allocation Funds may from time to time directly invest in one or more of the securities or use the investment techniques discussed below.

Equity Investme nts

Each Fund may invest in the Equity Investments described below:

Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.

Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

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A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income producing security.

While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.

Alternative Entity Securities. The Funds may invest in alternative entity securities which are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Foreign Investments

Foreign Securities. Each Fund may invest in foreign securities. Invesco Mid Cap Core Equity Fund and Invesco Small Cap Growth Fund may invest up to 25% of their net assets in foreign securities. Invesco Global Low Volatility Equity Yield Fund may invest a significant amount of its net assets in foreign securities. Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund allocate approximately 15% - 20%, 25% - 30% and 20% - 25%, respectively, of their assets that are invested to Underlying Funds that invest primarily in foreign securities. Invesco Income

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Allocation Fund allocates approximately 30% - 40% of its assets in equity funds, most of which may invest up to 25% in foreign securities and some of which may invest more than 25% of their total assets in foreign securities. Invesco International Allocation Fund invests 100% of its net assets in equity funds, all of which invest more than 80% of their net assets in foreign securities and some of which may invest 100% of their total assets in foreign securities.

Foreign securities are equity or debt securities issued by issuers outside the U.S., and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” are those where the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.

Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see Bank Instruments) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see Foreign Government Obligations), international agencies and supranational entities.

The Funds consider various factors when determining whether a company is in a particular country or region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent.

Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the U.S.

Currency Risk. The value in U.S. dollars of a Fund’s non-dollar denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

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Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.

Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risks of Developing/Emerging Markets Countries. Each Fund may invest in securities of companies located in developing and emerging markets countries. Invesco Global Low Volatility Equity Yield Fund may invest up to 20%, and Invesco Mid Cap Core Equity Fund may invest up to 25% and Invesco Small Cap Growth Fund may invest up to 5% of their respective net assets in securities of companies located in developing and emerging markets countries.

Unless a Fund’s prospectus includes a different definition, the Funds consider developing and emerging markets countries to be those countries that are not included in the MSCI World Index. The Funds consider developed countries of the European Union to be Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and the United Kingdom.

Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:

i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;

v.	Many of the developing and emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

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vi.	There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

Foreign Government Obligations. Certain Funds may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds”. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign Exchange Transactions. Certain Funds may invest in foreign currency-denominated securities has the authority to purchase and sell put and call options on foreign currencies (foreign currency options), foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see “Forward Foreign Currency Contracts”). Invesco International Total Return Fund, one of the Underlying Funds, may also engage in foreign exchange transactions using futures or forward currency contracts for non-hedging purposes to enhance returns. Because forward foreign currency contracts and currency-related swap contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.

The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.

A Fund will generally engage in foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. A Fund may also use foreign currency options, forward foreign currency contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.

A Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures are similar to those of futures relating to securities or indices (see Futures Contracts). Foreign currency futures contracts values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.

Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established.

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Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.

Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions, and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign Currency Transactions.”

Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC) non-deliverable foreign exchange forwards and OTC foreign exchange options, are considered “swaps.” These instruments are therefore included in the definition of “commodity interests” for purposes of determining whether the Funds’ service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public facilities. For more information, see “Forward Foreign Currency Contracts” and “Swaps.”

Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Certain of the Underlying Funds in which Invesco Alternative Strategies Fund, Invesco Conservative Allocation Fund, Invesco Income Allocation Fund, Invesco Moderate Allocation Fund and Invesco Multi-Asset Inflation Fund invest may invest in floating rate loans and floating rate debt securities that are made to non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and any such borrower meets the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues; provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Fund, in U.S. dollars pursuant to foreign currency swaps.

Foreign Debt Securities. Foreign debt securities are debt securities that are issued and/or settled outside the United States and may be backed by foreign guarantees. A Fund will limit its investments in foreign debt securities to debt obligations denominated in U.S. dollars. Debt securities issued by a corporation or other issuer domiciled outside the United States that are dollar denominated and traded in the United States are not considered foreign securities. Although denominated in U.S. dollars, Foreign Debt Securities may entail some or all of the risks set forth below.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of Funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on United States issuers. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. As a result, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be

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reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

Exchange-Traded Funds

Exchange-Traded Funds (ETFs). Certain Funds may purchase shares of ETFs, including ETFs that are registered under the 1940 Act as investment companies and ETFs that are not registered as investment companies and are registered as commodity pools. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restriction on investments in other investment companies discussed under “Other Investment Companies”. ETFs have management fees, which increase their cost. Each Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco PowerShares Capital Management LLC (PowerShares). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.

Unless permitted by the 1940 Act or an order or rule issued by the SEC, a Fund’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to the percentage limitations of the 1940 Act regarding investments in other investment companies, as described under “Other Investment Companies.” The SEC has, however, granted exemptive orders to various iShares funds (which are ETFs) and other ETFs and their investment advisers that permit a Fund to invest beyond the limitation described above, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed to Authorized Participants at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Exchange-Traded Notes

Exchange-Traded Notes (ETNs). Certain Funds may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs (directly or through its respective Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by a Fund or its respective Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETN are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how a Fund or its respective Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Debt Investments

U.S. Government Obligations. Certain Funds may invest in U.S. Government obligations, which include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.

U.S. Government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment

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of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies and instrumentalities, including government sponsored entities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Temporary Investments. Certain Funds may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. Each Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies

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for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities. Certain Funds may invest in mortgage-backed and asset-backed securities, including commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS). Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as FNMA and FHLMC, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.

Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.

In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.

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Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Collateralized Mortgage Obligations (CMOs). Certain Funds may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as

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security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Classes of CMOs may also include interest only (IOs) and principal only (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Collateralized Debt Obligations (CDOs). Certain Funds may invest in CDOs. A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings.

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Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

Collateralized Loan Obligations (CLOs). Invesco Floating Rate Fund, one of the Underlying Funds in which certain Funds may invest in CLOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which Invesco Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by Invesco Floating Rate Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, Invesco Floating Rate Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Credit Linked Notes (CLNs). Certain Funds may invest in CLNs. A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.

CLNs are created through a Special Purpose Company (SPC), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.

Bank Instruments. Certain Funds may invest in bank instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.

Commercial Instruments. Certain Funds may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.

Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating

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amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the SEC.

Synthetic Municipal Instruments. Certain Funds may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Funds may invest include tender option bonds and fixed and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as a Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “fixed rate trust certificate” evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to a Fund on certain synthetic municipal instruments would be deemed to be taxable. Each Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Municipal Securities. Certain Funds invest may invest in Municipal Securities. “Municipal Securities” include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. Interest received by the Fund from tax-exempt Municipal Securities may be taxable to shareholders if the Fund fails to qualify to pay exempt-interest

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dividends by failing to satisfy the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of municipal securities.

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Municipal Securities also include the following securities:

•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by an Underlying Fund. Neither event would require an Underlying Fund to dispose of the security.

Since a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

Certain Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.

Certain Funds may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market,

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the size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by an Underlying Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

Municipal Lease Obligations. Certain Funds may invest in municipal lease obligations by purchasing such obligations directly or through participation interests.

Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.

Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Funds in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.

Investment Grade Debt Obligations. Certain Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes.

The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO; (ii) securities with comparable short-term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The description of debt securities ratings may be found in Appendix A.

In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:

i.	general economic and financial conditions;

ii.	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

iii.	other considerations deemed appropriate.

Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.

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Non-Investment Grade Debt Obligations (Junk Bonds). Certain Funds may invest in lower-rated or non-rated debt securities commonly known as junk bonds.

Bonds rated below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly known as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Fund’s adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Descriptions of debt securities ratings are found in Appendix A.

The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Floating Rate Corporate Loans and Corporate Debt Securities. Certain Funds may invest in floating rate loans and corporate debt securities. Floating rate loans consist generally of obligations of companies and other entities (collectively, borrower) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Floating rate loans are often obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.

Floating rate loans may include both term loans, which are generally fully funded at the time of the Fund’s investment, and revolving loans, which may require the Fund to make additional investments in the loans as required under the terms of the loan agreement. A revolving credit loan agreement may require the Fund to increase its investment in a loan at a time when the Fund might not otherwise have done so, even if the borrower’s condition makes it unlikely that the loan will be repaid.

A floating rate loan is generally offered as part of a lending syndicate to banks and other financial institutions and is administered in accordance with the terms of the loan agreement by an agent bank who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the agreement. Typically, the agent is given broad discretion to enforce the loan agreement and is compensated by the borrower for its services.

Floating rate loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a floating rate loan previously made to a different lender or by purchase of a participation interest. If the Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means the Fund receives a return at the full interest rate for the loan. If the Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan. At times, the Fund may be able to invest in floating rate loans only through assignments or participations.

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A participation interest represents a fractional interest in a floating rate loan held by the lender selling the Fund the participation interest. In the case of participations, the Fund will not have any direct contractual relationship with the borrower, the Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund’s rights upon a default.

The Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest. The Fund will invest in participation interests only if, at the time of investment, the outstanding debt obligations of the agent bank and any lenders or participants interposed between the borrower and the Fund are investment grade, i.e. rated BBB, A-3 or higher by Standard & Poor’s (S&P) or Baa, P-3 or higher by Moody’s Investor Service, Inc. (Moody’s), or if unrated, deemed by Invesco and/or the Sub-Advisers to be of comparable quality. A description of S&P’s and Moody’s ratings is included as Appendix A. These credit risks may include delay in receiving payments of principal and interest paid by the borrower to the agent or, in the case of a participation, offsets by the lender’s regulator against payments received from the borrower. In the event of the borrower’s bankruptcy, the borrower’s obligation to repay the floating rate loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.

Historically, floating rate loans have not been registered with the Securities and Exchange Commission (SEC) or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan has been historically less extensive than if the floating rate loan were registered or exchange traded.

Floating rate debt securities are typically in the form of notes or bonds issued in public or private placements in the securities markets. Floating rate debt securities will typically have substantially similar terms to floating rate loans, but will not be in the form of participations or assignments.

The floating rate loans and debt securities in which the Fund invests will, in most instances, be secured and senior to other indebtedness of the borrower. Each floating rate loan and debt security will generally be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by Invesco and/or the Sub-Advisers. The value of collateral may decline after the Fund’s investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. Up to 20% of the Fund’s assets may be invested in unsecured floating rate loans and debt securities or subordinated floating rate loans and debt securities, which may or may not be secured. If the borrower defaults on an unsecured loan or security, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan or security, the collateral may not be sufficient to cover both the senior and subordinated loans and securities.

Most borrowers pay their debts from cash flow generated by their businesses. If a borrower’s cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or voidable, the Fund may not recover the full amount of principal and interest that is due.

A borrower must comply with certain restrictive covenants contained in the loan agreement or indenture (in the case of floating rate debt securities). In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other distributions to the borrower’s shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement may also require the prepayment of the floating rate loans or debt securities from excess cash flow. A breach of a covenant that is not waived by the agent

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(or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding floating rate loan or debt security.

Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments and may include commitment fees, facility fees, and prepayment penalty fees. When the Fund buys a floating rate loan, it may receive a facility fee, and when it sells a floating rate loan, it may pay an assignment fee.

It is expected that the majority of floating rate loans and debt securities will have stated maturities of three to ten years. However, because floating rate loans and debt securities are frequently prepaid, it is expected that the average maturity will be three to five years. The degree to which borrowers prepay floating rate loans and debt securities, whether as a contractual requirement or at the borrower’s election, may be affected by general business conditions, the borrower’s financial condition and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments may result in the Fund’s investing in floating rate loans and debt securities with lower yields.

Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Loans, Loan Participations and Assignments. Certain Funds may invest, subject to an overall 15% limit on loans, in loan participations or assignments.

Loans and loan participations are interests are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.

Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

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Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined above in “Investment Grade Debt Obligation”) or below investment grade. However, public bank loans are not registered under the Securities Act of 1933, as amended (the 1933 Act), and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Structured Notes and Indexed Securities. Certain Funds may invest in structured notes or other indexed securities.

Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.

Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under

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certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.

U.S. Corporate Debt Obligations. Corporate debt obligations in which certain Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.

Other Investments

Real Estate Investment Trust (REITs). Certain Funds may invest in equity interests and/or debt obligations issued by REITs. Certain may invest all of their respective total assets in equity interests and/or debt obligations issued by REITs.

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.

In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund’s prospectus, each Fund (including certain of the Underlying Funds in which the Asset Allocation Funds invest) may purchase shares of other investment companies, including ETFs. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase

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more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).

When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

Limited Partnerships. A limited partnership interest entitles a Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.

Master Limited Partnerships (MLPs). Certain Funds may invest in MLPs.

MLPs are generally limited partnerships (or limited liability companies), the common units of which are listed and traded on a national securities exchange or over-the-counter. MLPs generally have two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.

MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the minimum quarterly distribution is not met. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.

The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (IDRs), which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to

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maximize the partnership’s cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.

Some companies in which a Fund may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs generally are treated in the same manner as MLPs for federal income tax purposes (i.e., generally taxed as partnerships). MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

There are also certain tax risks undertaken by a Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to a Fund. Also, to the extent a distribution received by a Fund from an MLP is treated as a return of capital, a Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase a Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Private Investments in Public Equity. Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Defaulted Securities. Certain Funds may invest in defaulted securities.

Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the

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defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determines that such defaulted securities are liquid under guidelines adopted by the Board.

Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.

Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.

Variable or Floating Rate Instruments. Certain Funds invest may invest in variable or floating rate instruments.

Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates (exclusive of floating rate corporate loans purchased by Invesco Floating Rate Fund) have a demand feature allowing the Underlying Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Underlying Funds. The Fund’s adviser, or Sub-adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Funds may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

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Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (commonly known as the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds,” as defined in the rules. These rules may preclude banking entities from sponsoring and/or providing services for existing inverse floating rate obligation programs. There can be no assurances that these programs can be restructured substantially similar to their present form, that new sponsors of inverse floating rate obligations would begin providing these services, or that alternative forms of leverage will be available to a Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to a Fund and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the inverse floating rate obligation market and the municipal market generally is not yet certain.

Zero-Coupon and Pay-in-Kind Securities. Certain Funds may invest in zero-coupon or pay-in-kind securities.

Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero-coupon and pay-in-kind securities may be subject to greater fluctuation in value and lower liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero-coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.

Premium Securities. Certain Funds may invest in premium securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.

Premium securities are typically purchased at a “premium”, in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.

Stripped Income Securities. Certain Funds may invest in stripped income securities.

Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).

The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

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Privatizations. Certain Funds may invest in privatizations.

The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.

In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.

Participation Notes. Certain Funds may invest in participation notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Funds as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. In addition, participation notes are subject to counterparty risk, currency risk, and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets. Additionally, there is a currency risk since the dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such euro denominated participation notes, and (b) the currency of the country in which foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.

Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund, each an Underlying Fund of the Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund, seek to gain exposure to commodities primarily through investments in the Invesco Cayman Commodity Fund I Ltd. and Invesco Cayman Commodity Fund III Ltd., respectively, wholly-owned subsidiaries of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund, respectively, organized under the laws of the Cayman Islands (the Subsidiaries). Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund may invest up to 25% of their respective total assets, each, in their respective Subsidiary.

Investment in Wholly-Owned Subsidiary. Each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund, each an Underlying Fund of certain of Asset Allocation Funds, will invest up to 25% of its total assets in its wholly-owned and controlled Subsidiary, which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. As a result, Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund may be considered to be investing indirectly in these investments through the Subsidiaries.

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The Subsidiaries will not be registered under the 1940 Act but will be subject to certain of the investor protections of the 1940 Act. Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund, as sole shareholders of their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund wholly-owns and controls its respective Subsidiary, and Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and each Subsidiary are managed by the Adviser, it is unlikely that either Subsidiary will take action contrary to the interests of the Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund or their shareholders. The respective Trustees of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund have oversight responsibility for the investment activities of such Fund, including its investment in Subsidiary, and such Fund’s role as the sole shareholder of its Subsidiary. Also, in managing its Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and the Subsidiaries are organized, could result in the inability of the Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund or a Subsidiary to operate as described in this SAI and could negatively affect the Invesco Balanced-Risk Allocation Fund or Invesco Balanced-Risk Commodity Strategy Fund and their respective shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Commodity Strategy Fund shareholders would likely suffer decreased investment returns.

Investment Techniques

Forward Commitments, When-Issued and Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a forward commitment, when-issued or delayed–delivery basis.

Forward commitments, when-issued or delayed-delivery basis involve delivery and payment that take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To be announced” (TBA) synthetic securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed-delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed-delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.

When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

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Many forward commitments, when-issued and delayed-delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the recently adopted requirement that counterparties exchange variation margin on a regular basis as the market value of the deliverable security fluctuates.

Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed-delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed-delivery commitments. No additional forward, when-issued or delayed-delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund’s total assets would become so committed. The delayed-delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed-delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. A Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. A Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, the Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.

When-Issued and Delayed-Delivery Transactions for Floating Rate Loans. Certain Funds may purchase and sell interests in floating rate loans and floating rate debt securities and other portfolio securities on a “when issued” and “delayed-delivery” basis. When-issued or delayed-delivery means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Income may accrue to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in floating rate loans and floating rate debt securities and other portfolio debt securities at delivery may be more or less than their purchase price; and yields generally available on such interests or securities when delivery occurs may be higher than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will segregate with its custodian, cash or other liquid assets having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such interests or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in “when issued” and “delayed-delivery” transactions, it will do so for the purpose of acquiring interests or securities for the Fund consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage. There is no specific limitation as to the percentage of the Fund’s assets that may be used to acquire securities on a “when-issued” or “delayed-delivery” basis.

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Short Sales. A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.

To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will earmark of segregate an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.

Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.

Certain Funds may enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Certain Funds are permitted and intend from time to time to effect short sales that are not “against the box.” In a short sale that is not “against the box”, certain Funds do not own the security borrowed. Certain Funds borrow securities from a broker and sell them. To secure its obligation to deliver to such broker-dealer the securities sold short, certain Funds must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). The amounts deposited with the broker or segregated with the custodian, do not have the effect of limiting the amount of money that certain Funds may lose on a short sale. In a short sale that is not “against the box”, certain Funds will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

Certain Funds will realize a gain if the price of a security declines between the date of the short sale and the date on which certain Funds replace the borrowed security. On the other hand, certain Funds will incur a loss if the price of the security increases between those dates. The amount of any gain

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will be decreased and the amount of any loss increased by any premium or interest that certain Funds may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not “against the box” differ from those that could arise from a cash investment in a security in that losses from short sales that are not “against the box” may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of certain Funds’ investment in the security. For example, if certain Funds purchase a $10 security, potential loss is limited to $10; however, if certain Funds sell a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions.”

Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or related options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.

Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.

Borrowing. Each Fund may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1⁄3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1⁄3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

The Funds may borrow from a bank, broker-dealer, or an Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave Funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such Funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. Invesco Floating Rate Fund, one of the Underlying Funds in which certain Funds invest, may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of Invesco Floating Rate Fund’s

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total assets or when any borrowings from an Invesco Fund are outstanding. Invesco Floating Rate Fund may not purchase additional securities when any borrowings from an Invesco Fund are outstanding.

Invesco Floating Rate Fund has entered into a committed, unsecured line of credit with a syndicate of banks in the maximum aggregate principal amount of $50 million, only a portion of which may be borrowed to purchase additional securities.

Lending Portfolio Securities. Each Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.

For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Securities lending.”

Repurchase Agreements. Each Fund may engage in repurchase agreement transactions. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest

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thereon. The Fund may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent the Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations the Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by the Fund’s custodian or sub-custodian for the duration of the agreement.

The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at approximately the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.

Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.

Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco and/or Sub-Advisers, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund’s restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Invesco and/or Sub-Advisers will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco and/or Sub-Advisers could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco and/or Sub Advisers will also monitor

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the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco and/or Sub-Advisers determines that a Rule 144A security is no longer liquid, Invesco and/or Sub-Advisers will review a Fund’s holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund’s investment in illiquid securities.

Reverse Repurchase Agreements. Each Fund (including the Underlying Funds in which the Asset Allocation Funds invest) may engage in reverse repurchase agreements.

Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements; (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements may be considered borrowings by a Fund for purposes of the 1940 Act and, therefore, may be included in the Fund’s calculation of its 33 1/3% limitation on borrowing. See the section entitled “Borrowing” above.

Mortgage Dollar Rolls. Each Fund (including the Underlying Funds in which the Asset Allocation Funds invest) may engage in mortgage dollar rolls (a dollar roll).

A dollar roll is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.

Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls may be considered borrowings by a Fund for purposes of the 1940 Act and, therefore, may be included in the Fund’s calculation of its 33 1/3% limitation on borrowing. See the section entitled “Borrowing” above. At the time a Fund enters into a

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dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment.

Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.

Standby Commitments. Certain Funds may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.

Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.

Derivatives

Each Fund may invest in derivatives. A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as “underlying reference assets.” These underlying reference assets may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include, among others, swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. Commodity and Securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules now require many types of swaps to be traded on public facilities.

Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect a Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio manager’s ability to predict and understand relevant market movements.

Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s current obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

For swaps, forwards and futures that are contractually required to “cash-settle,” certain underlying funds are permitted to set aside liquid assets in an amount equal to the underlying fund’s daily mark-to-

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market (net) obligations, if any (i.e the underlying fund’s daily net liabilities, if any), rather than the notional value (See Swaps). Certain underlying funds may also segregate mark-to-market (net) obligations instead of notional value for certain other types of forward foreign currency contracts (see Forward Foreign Currency Contracts below). By setting aside assets equal to only its net obligations under cash-settled swaps, forward and futures contracts, certain underlying funds will have the ability to employ leverage to a greater extent than if the underlying fund were required to segregate assets equal to the full notional value of such contracts. An underlying fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Commodity Exchange Act (CEA) Regulation and Exclusions:

For Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund:

The Adviser is registered as a “commodity pool operator” (CPO) under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of Invesco’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as the Fund’s CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as a fund’s CPO. The CFTC has neither reviewed nor approved the Fund, its investment strategies, or this SAI.

For Invesco Conservative Allocation Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund and Invesco Small Cap Growth Fund:

With respect to the Funds, Invesco has claimed an exclusion from the definition of CPO under the CEA and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of CTA under the CEA and the rules of the CFTC with respect to the Funds.

The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco’s reliance on these exclusions, or the Funds, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which Invesco relies requires each Fund’s to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish each Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of each Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% the liquidation value of the Funds’ portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund’s may

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not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco’s compliance with comparable SEC requirements.

General risks associated with derivatives:

The use by the Funds of derivatives may involve certain risks, as described below.

Counterparty Risk: The risk that the counterparty under a derivative agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation, therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to a Fund.

A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into or as otherwise permitted by law.

Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund by segregates or earmarks assets or otherwise covers transactions that may give rise to leverage. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Funds do not segregate or otherwise cover investments in derivatives with economic leverage.

Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.

Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.

Risks of Potential Increased Regulation of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

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It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters – Tax Matters — Tax Treatment of Portfolio Transactions.”

General risks of hedging strategies using derivatives:

The use by the Funds of hedging strategies involves special considerations and risks, as described below.

Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.

In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that no Fund is obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Types of derivatives:

Swaps. Each Fund may enter into swap agreements.

The Funds may engage in certain strategies involving swaps to attempt to manage the risk of their investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities). Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency and/or cash flows interest rate or index, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities

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representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.

New swaps regulation. The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements in swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults, and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination paymentmay be payable by either the defaulting party or the non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse.

Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund may either execute a cleared swap through a swap execution facility or, in certain circumstances where permitted, enter into a cleared swap through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at

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regulated FCMs that are members of the clearinghouse that serves as the central counterparty. Cleared swaps are submitted for clearing immediately following execution of the transaction.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

CFTC rules require the trading and execution of cleared swaps on public trading facilities, which will occur for each category of cleared swaps once one or more trading facilities become accredited and make such category of swaps available to trade. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. In addition, clearance of swaps may not immediately produce the expected benefits and could, in fact, decrease liquidity until the market becomes comfortable with the clearing process.

Commonly used swap agreements include:

Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation.

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CDS transactions are typically individually negotiated and structured. A Fund (including the Underlying Funds in which the Asset Allocation Funds invest) may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.

Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.

Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.

Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of “swaps” by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered “commodity interests” for purposes of CEA Exclusions and Regulation, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC’s trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.

Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

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Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund’s swap transactions or cause a Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs

Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the notional amount.

Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.

Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.

Commodity Swaps. A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.

Volatility and Variance Swaps. A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held

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by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of their investments and in certain circumstances, for investment (e.g., as a substitute for investing in securities), to speculate on future volatility levels or to decrease the volatility exposure of other investments held by the Fund.

An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.

The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.

A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

Types of Options:

Put Options on Securities. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the

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expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.

Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.

Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.

CDS Options: A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at specified future dates and under specified terms in exchange for paying a market-based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

Option Techniques:

Writing Options: A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

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If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

Purchasing Options. A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options; or speculate on the value of a security currency, contract, index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Straddles/Spreads/Collars. Each Fund may for hedging purposes, enter into straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds’ overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.

Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

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Warrants. Each Fund may purchase warrants.

A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.

Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Futures Contracts. Each Fund may enter into futures contracts.

A futures contract is a two-party agreement to buy or sell a specified amount of a specified security currency or commodity (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future or volatility future) for a specified price at a designated date, time and place (collectively, futures contract). A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.

The Funds will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets, including boards of trade and electronic trading facilities, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the CFTC. Foreign futures exchanges and exempt markets and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above.

Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. “Margin” for a futures contracts is the amount of funds that must be deposited by a Fund in order to initiate futures contracts trading and maintain its open positions in futures contracts. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund’s performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

Subsequent payments, called “variation margin,” received from or paid to the FCM through which a Fund enters into the futures contract will be made on a daily basis as the futures price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a

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Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Types of Futures Contracts:

Commodity Futures. A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of Fund shares may be subject to greater volatility to the extent it invests in commodity futures.

Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.

A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.

Index Futures: A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

Interest Rate Futures: An interest-rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (Libor) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.

Dividend Futures. A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a

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period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.

Security Futures: A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price.

Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Pursuant to federal securities laws and regulations, the Fund’s use of futures contracts and options on futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts and options on futures contracts. This process is described in more detail above in the section “Derivatives.”

Certain Funds will enter into Futures Contracts for hedging purposes only. For example, Futures Contracts may be sold to protect against a decline in the price of securities or currencies that the Fund owns, or purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Additionally, Futures Contracts may be used to hedge against certain portfolio risks such as interest rate risk, yield curve risk and currency exchange rates.

Forward Foreign Currency Contracts. Certain Fundsmay enter into forward foreign currency transactions to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A forward foreign currency contract is an obligation to buy or sell a particular currency at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A Fund will comply with guidelines established by the SEC with respect to “cover” requirements of forward foreign currency contracts (See Derivatives above). Generally, with respect to forward foreign currency contracts that are not contractually required to “cash-settle” (i.e., are deliverable), a Fund covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward foreign currency contracts that are contractually required to “cash-settle” (i.e., a non-deliverable forward (NDF) or the synthetic equivalent thereof), however, certain Funds set aside liquid assets in an amount equal to the fund’s daily mark-to-market obligation (i.e., the Fund’s daily net liability, if any), rather than the contract’s full notional value. By setting aside assets equal to its net obligations under forward contracts that are cash-settled or treated as being cash-settled, the Fund will have the ability to employ

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leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swaps” and “Risks of Potential Increased Regulation of Derivatives.” Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.

The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Receipt of Issuer’s Nonpublic Information.

The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Adviser to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds’ ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds’ flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors or certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.

Cybersecurity Risk.

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Fund Policies

Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the

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Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1) The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act Laws and Interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the 1940 Act Laws, Interpretations and Exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. For each Fund except Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund, securities issued or guaranteed by a bank or subject to a financial guaranty insurance are not subject to the Limitations set forth in the preceding sentence.

(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4) The Fund (except for the Asset Allocation Funds) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Each of the Asset Allocation Funds (except for Invesco Alternatives Strategies Fund and Invesco Multi-Asset Inflation Fund) will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.

Each of Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund will not make investments that result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities if issuers primarily engaged in the same industry. This restriction does not limit the Funds’ investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligation issued by governments or political subdivision or (iii) investments in securities of investment companies. In complying with this restriction, the Fund will not consider a bank-issued guaranty insurance as a separate security.

(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the

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Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.

(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

(2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

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(4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds (except for Invesco Alternatives Strategies Fund and Invesco Multi-Asset Inflation Fund) will interpret the fundamental restriction regarding the purchase and sale of physical commodities and the related non-fundamental restriction to permit the Funds to invest in ETFs, registered investment companies and other pooled investment vehicles that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.

Each Invesco Alternative Strategies Fund and Invesco Multi-Asset Inflation Fund also will interpret its fundamental restriction regarding the purchase and sale of physical commodities and the related non-fundamental restriction to permit the Fund to invest in ETFs that invest in physical and/or financial commodities, subject to the limits described in the Fund’s prospectus and herein.

(5) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1⁄3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.

(6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

(7) The Funds (except for the Asset Allocation Funds) may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(8) The following apply:

(a) Invesco Mid Cap Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies.

(b) Invesco Small Cap Growth Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-capitalization issuers.

(c) Invesco Global Low Volatility Equity Yield Fund invests, under normal circumstances, at least 80% of its net assets in equity securities.

For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy may also be counted towards that Fund’s 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

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Portfolio Turnover

For the fiscal years ended 2014 and 2013, the portfolio turnover rates for each Fund are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, changes in trading strategies and execution, market conditions and/or changes in Invesco’s investment outlook.

Turnover Rates	2014	2013

Invesco Alternative Strategies Fund[1]	3%	N/A
Invesco Conservative Allocation Fund	7	20%
Invesco Global Low Volatility Equity Yield Fund	64	103
Invesco Growth Allocation Fund*	18	39
Invesco Income Allocation Fund	4	24
Invesco International Allocation Fund	12	8
Invesco Mid Cap Core Equity Fund	35	33
Invesco Moderate Allocation Fund	15	23
Invesco Multi-Asset Inflation Fund[1]	3	N/A
Invesco Small Cap Growth Fund	28	19

*	Portfolio turnover increased/decreased due to strategic portfolio changes being lessor in 2014 than in 2013.
(1)	Commenced operations on October 14, 2014.

Policies and Procedures for Disclosure of Fund Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below.

Public release of portfolio holdings. The Funds disclose the following portfolio holdings information on http://www.invesco.com/us1:

Information	Approximate Date of web site Posting	Information Remains Posted on web site

Top ten holdings as of month-end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year

1.	To locate the Fund’s portfolio holdings information on http://www.invesco.com/us, click on the “Products” tab, then click on the “Mutual Funds’ link, then select the “Fund Materials” tab. A link to the Fund’s portfolio holdings is located under the “Holdings” heading.

These holdings are listed along with the percentage of the Fund’s net assets they represent. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.invesco.com/us. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

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Selective disclosure of portfolio holdings pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if Invesco’s U.S. Executive Management Committee (EMC) approves the parties to whom disclosure of non-public full portfolio holdings will be made. The EMC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the EMC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.

Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Invesco Funds:

•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

•	Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.

In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.

Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.

The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.

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Disclosure of certain portfolio holdings and related information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.

From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provide or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.

Invesco provides portfolio holdings information for portfolios of Invesco Variable Insurance Funds (the Insurance Funds) to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds (Insurance Companies). Invesco may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which Invesco has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for Invesco’s disclosure of similar portfolio holdings information for other Invesco Funds on http://www.invesco.com/us. Invesco provides

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portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that Invesco discloses portfolio holdings information for the other Invesco Funds on its website. Invesco manages the Insurance Funds in a similar fashion to certain other Invesco Funds and thus the Insurance Funds and such other Invesco Funds have similar portfolio holdings. Invesco does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.
MANAGEMENT OF THE TRUST

Board of Trustees

The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.

Interested Persons

Martin L. Flanagan, Trustee

Martin L. Flanagan has been a member of the Board of Trustees of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.

Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.

Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.

Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.

The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.

Philip A. Taylor, Trustee

Philip A. Taylor has been a member of the Board of Trustees of the Invesco Funds since 2006. Mr. Taylor has headed Invesco’s North American retail business as Senior Managing Director of Invesco Ltd. since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.

Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.

Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to

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1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.

The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.

Independent Trustees

Bruce L. Crockett, Trustee and Chair

Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.

Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.

Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of ALPS (Attorneys Liability Protection Society) and Globe Specialty Metals, Inc. (metallurgical company) and he is a life trustee of the University of Rochester Board of Directors.

The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

David C. Arch, Trustee

David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Arch is the Chairman of Blistex Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers’ Association, the Board of Visitors, Institute for the Humanities, University of Michigan and the Audit Committee of Edward – Elmhurst Hospital. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.

James T. Bunch, Trustee

James T. Bunch has been a member of the Board of Trustees of the Invesco Funds since 2000.

From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd., a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is an investment bank registered with the Financial Industry Regulatory Authority Inc. (FINRA) specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Immediately prior to forming Green Manning & Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region.

Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.

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At various other times during his career, Mr. Bunch has served as Chair of the National Association of Securities Dealers, Inc. (NASD) Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee.

In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager.

The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.

Rodney F. Dammeyer, Trustee

Rodney F. Dammeyer has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Dammeyer is Chairman of CAC, LLC, a private company offering capital investment and management advisory services. Prior to this, Mr. Dammeyer was responsible for managing all of Sam Zell’s non-real estate investment activity as managing partner of Equity Group Corporate Investments.

From 1985 to 1995, Mr. Dammeyer was chief executive officer of Itel Corporation, which later changed its name to Anixter International. From 1983 to 1985, Mr. Dammeyer was senior vice president and chief financial officer of Household International, Inc. He was executive vice president and chief financial officer of Northwest Industries, Inc. from 1979 to 1983.

After graduating from Kent State University in 1962, Mr. Dammeyer began his business career with Arthur Andersen & Co. and was admitted to partnership in 1970. He served as chairman of the firm’s advisory council and a member of the board of directors’ nominating committee.

Mr. Dammeyer is a member of the boards of directors of Stericycle, Inc. and Quidel Corporation, in addition to several private companies. He also serves on the School of Leadership and Education Sciences (SOLES) Advisory Board of the University of San Diego, the board of directors of High Tech charter schools, and the California Charter Schools Association.

From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

Albert R. Dowden, Trustee

Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds since 2000.

Mr. Dowden retired at the end of 1998 after a 24 year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.

Since retiring, Mr. Dowden continues to serve on the boards of the Reich & Tang Funds, Nature’s Sunshine Products, Inc., and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs, where he has been active for many years, as well as several other not-for-profit organizations.

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Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967 to 1976), which is now Clifford Chance.

The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.

Jack M. Fields, Trustee

Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the Securities and Exchange Commission. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.

Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.

Mr. Fields also serves as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide. In addition, Mr. Fields sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.

The Board believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Dr. Prema Mathai-Davis, Trustee

Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.

Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.

The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.

Dr. Larry Soll, Trustee

Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds since 1997.

Formerly, Dr. Soll was Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989; 1993 to 1994) and President (1982 to 1989) of Synergen Corp., a public company, and in such capacities supervised the activities of the Chief Financial Officer. Dr. Soll also has served as a director of three other public companies and as treasurer of a non-profit corporation. Dr. Soll currently serves as a trustee and a member of the Audit Committee of each of the funds within the Invesco Funds.

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The Board believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Funds.

Hugo F. Sonnenschein, Trustee

Hugo F. Sonnenschein has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Sonnenschein is the President Emeritus and an Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, Mr. Sonnenschein served as President of the University of Chicago.

Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.

Raymond Stickel, Jr., Trustee

Raymond Stickel, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2005.

Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services for several mutual fund clients.

Mr. Stickel began his career with Touche Ross & Co. (the Firm) in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.

The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.

Suzanne H. Woolsey, Trustee

Suzanne H. Woolsey has been a member of the Board of Trustees of the Invesco Funds since 2014.

Ms. Woolsey is the Chief Executive Officer of Woolsey Partners LLC. She was formerly the chief operating officer and chief communications officer at the National Academy of Sciences and Engineering and Institute of Medicine/National Research Council from 1993 to 2003.

Ms. Woolsey served as trustee to the former Van Kampen investment companies from 2003 to 2010. She continued to serve as trustee or managing general partner to certain Invesco closed-end funds, Invesco Senior Loan Fund, and Invesco Exchange Fund following the acquisition of the Van Kampen family of funds in 2010. Ms. Woolsey also served as an independent director to the Fluor

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Corporation, a multi-billion dollar global engineering, construction, and management company from 2004 to 2014. Additionally, she served as independent director to the Neurogen Corporation, which is a publicly traded small molecule drug design company, from 1998 to 2006.

The Board believes that Ms. Woolsey’s experience as an independent director of numerous organizations and her service as a Trustee of certain Invesco closed-end funds, Invesco Exchange Fund, and Invesco Senior Loan Fund benefits the Funds.

Management Information

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers and approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.

Leadership Structure and the Board of Trustees. The Board is currently composed of thirteen Trustees, including eleven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Fund has substantially the same leadership structure as the Trust.

The Board believes that its leadership structure, which includes an Independent Trustee as Chairman, allows for effective communication between the Trustees and Fund management, among the Board’s Trustees and among its Independent Trustees. The existing Board structure, including its committee structure, provides the Independent Trustees with effective control over Board governance while also providing insight from the two interested Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes will allow for the proper consideration of matters deemed important to the Funds and their shareholders and result in effective decision-making.

Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments, Audit, Compliance and Valuation, Distribution and Proxy Oversight Committees (as defined and further described below). These Committees in turn report to the full Board and recommend actions and approvals for the full Board to take.

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Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investment Committee to discuss portfolio performance, including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.

Invesco provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Fund’s independent auditors in connection with such Committee’s review of the results of the audit of the Fund’s year end financial statement.

The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect, prevent and correct violations of the federal securities laws.

Committee Structure. The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees).

The members of the Audit Committee are Messrs. David C. Arch, James T. Bunch, Bruce L. Crockett, Rodney F. Dammeyer (Vice-Chair), Raymond Stickel, Jr. (Chair), Dr. Larry Soll, and Ms. Suzanne H. Woolsey. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to Invesco and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended December 31, 2014, the Audit Committee held six meetings.

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The members of the Compliance Committee are Messrs. Bunch, Dammeyer (Vice-Chair), Dr. Soll (Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (IFG); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) reviewing all reports made by Invesco’s Chief Compliance Officer; (ix) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (x) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xi) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the compliance consultant. During the fiscal year ended December 31, 2014, the Compliance Committee held five meetings.

The members of the Governance Committee are Messrs. Arch, Crockett, Albert R. Dowden (Chair), Jack M. Fields (Vice-Chair), Hugo F. Sonnenschein, Dr. Prema Mathai-Davis, and Ms. Woolsey. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended December 31, 2014, the Governance Committee held six meetings.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investment Committee are Messrs. Arch, Bunch (Chair), Crockett, Dammeyer (Vice-Chair), Dowden, Fields (Vice-Chair), Martin L. Flanagan, Sonnenschein (Vice-Chair), Stickel, Philip A. Taylor, Ms. Woolsey, and Drs. Mathai-Davis and Soll. The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services

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provided by Invesco Ltd. and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended December 31, 2014, the Investments Committee held six meetings.

The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields,
Dr. Mathai-Davis (Chair), and Sonnenschein (Vice-Chair). The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Invesco Funds (i) in the valuation of the Invesco Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Invesco Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Invesco Funds, (iii) in the review of existing distribution arrangements for the Invesco Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Board of the Invesco Funds.

The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Ltd. regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Ltd. evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the Liquidity Procedures) and other information from Invesco Ltd. regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Ltd. and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Invesco Funds regarding distribution and marketing of the Invesco Funds and making recommendations to the full Board with respect thereto; (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the Guidelines) and the Proxy Policies and Procedures (the Proxy Procedures) by Invesco Ltd. and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Ltd. and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making

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recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Ltd. in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended December 31, 2014, the Valuation, Distribution and Proxy Oversight Committee held six meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.

Compensati on

Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Invesco Funds. Each such trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds’ Senior Vice President and Senior Officer, during the year ended December 31, 2014.

Pre-Amendment Retirement Plan For Trustees

The Trustees have adopted a retirement plan for the Trustees who are not affiliated with the Adviser. The Trustees also have adopted a retirement policy that permits each non-Invesco-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 75. A majority of the Trustees may extend from time to time the retirement date of a Trustee.

Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a “Covered Fund”), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (“Former Van Kampen Trustee”), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

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If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Amendment of Retirement Plan and Conversion to Defined Contribution Plan

The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the “Amended Plan”). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the “Existing Plan Benefit”) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the “Expected Future Benefit” and, together with the Existing Plan Benefit, the “Accrued Benefit”). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.

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Deferred Compensation Agreements

Edward K. Dunn and Carl Frischling (former Trustees of funds in the Invesco Funds complex), Messrs. Bunch, Crockett, Fields, Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the Invesco Funds without paying an initial sales charge. Invesco Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Invesco Funds, see “Appendix L — Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Class  A Shares Sold Without an Initial Charge.”

Purchase of Class Y Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class Y shares of the Invesco Funds. For a description please see “Appendix L — Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class Y Shares.”

Code of Ethics

Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies

Invesco has adopted its own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s).

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Fund	Adviser/Sub-Adviser
Invesco Alternative Strategies Fund	Invesco Advisers, Inc.
Invesco Conservative Allocation Fund	Invesco Advisers, Inc.
Invesco Global Low Volatility Equity Yield Fund	Invesco Asset Management Ltd.
Invesco Growth Allocation Fund	Invesco Advisers, Inc.
Invesco Income Allocation Fund	Invesco Advisers, Inc.
Invesco International Allocation Fund	Invesco Advisers, Inc.
Invesco Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Invesco Moderate Allocation Fund	Invesco Advisers, Inc.
Invesco Multi-Asset Inflation Fund	Invesco Advisers, Inc.
Invesco Small Cap Growth Fund	Invesco Advisers, Inc.

Invesco (the Proxy Voting Entity) will vote such proxies in accordance with the proxy policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2014 is available without charge at our Web site, http://www.invesco.com/us. This information is also available at the SEC Web site, http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds’ shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco also serves as investment adviser for certain of the Underlying Funds in which the Asset Allocation Funds invest. These Underlying Funds are known as the Invesco Funds. PowerShares Capital serves as investment adviser for certain of the Underlying Funds that the Asset Allocation Funds invest in. These Underlying Funds are known as the PowerShares ETFs. PowerShares Capital is a direct, wholly-owned subsidiary of Invesco Ltd. Invesco is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.

As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

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The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.

Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its Advisory Agreement with the Trust, Invesco receives no advisory fee from the Asset Allocation Funds.

Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund (other than Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund and Invesco Moderate Allocation Fund) calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Net Assets	Annual Rate

Invesco Alternative Strategies Fund	All assets	0.15%

Invesco Global Low Volatility Equity Yield Fund	First $250 million	0.80%
	Next $250 million	0.78%
	Next $500 million	0.76%
	Next $1.5 billion	0.74%
	Next $2.5 billion	0.72%
	Next $2.5 billion	0.70%
	Next $2.5 billion	0.68%
	Over $10 billion	0.66%

Invesco Mid Cap Core Equity Fund	First $500 million	0.725%
	Next $500 million	0.70%
	Next $500 million	0.675%
	Over $1.5 billion	0.65%

Invesco Multi-Asset Inflation Fund	All assets	0.15%

Invesco Small Cap Growth Fund	First $500 million	0.725%
	Next $500 million	0.70%
	Next $500 million	0.675%
	Over $1.5 billion	0.65%

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.

Invesco has contractually agreed through at least June 30, 2016 to waive advisory fees payable by Invesco Alternative Strategy Fund, Invesco Global Low Volatility Equity Yield Fund, Invesco Mid Cap Core Equity Fund, Invesco Multi-Asset Inflation Fund and Invesco Small Cap Growth Fund in an amount

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equal to 100% of the advisory fee Invesco received from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies.”

Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the Funds’ shares as follows:

Fund	Expense Limitation	Expiration Date
Invesco Alternative Strategies Fund		October 31, 2016
Class A Shares	0.52%
Class C Shares	1.27%
Class R Shares	0.77%
Class Y Shares	0.27%
Class R5 Shares	0.27%
Class R6 Shares	0.27%

Invesco Conservative Allocation Fund		June 30, 2015
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Class R Shares	1.75%
Class S Shares	1.40%
Class Y Shares	1.25%
Class R5 Shares	1.25%

Invesco Global Low Volatility Equity Yield Fund		June 30, 2015
Class A Shares	2.25%
Class B Shares	3.00%
Class C Shares	3.00%
Class R Shares	2.50%
Class Y Shares	2.00%
Class R5 Shares	2.00%

Invesco Growth Allocation Fund		June 30, 2015
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class S Shares	1.90%
Class Y Shares	1.75%
Class R5 Shares	1.75%

Invesco Income Allocation Fund		April 30, 2016
Class A Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class R Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%

Invesco International Allocation Fund		June 30, 2015
Class A Shares	2.25%

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Fund	Expense Limitation	Expiration Date
Class B Shares	3.00%
Class C Shares	3.00%
Class R Shares	2.50%
Class Y Shares	2.00%
Class R5 Shares	2.00%

Invesco Mid Cap Core Equity Fund		June 30, 2015
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Class R5 Shares	1.75%
Class R6 Shares	1.75%

Invesco Moderate Allocation Fund		June 30, 2015
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Class R Shares	1.75%
Class S Shares	1.40%
Class Y Shares	1.25%
Class R5 Shares	1.25%

Invesco Multi-Asset Inflation Fund		April 30, 2016
Class A Shares	1.36% less net AFFE*
Class C Shares	2.11% less net AFFE*
Class R Shares	1.61% less net AFFE*
Class Y Shares	1.11% less net AFFE*
Class R5 Shares	1.11% less net AFFE*
Class R6 Shares	1.11% less net AFFE*

Invesco Small Cap Growth Fund		June 30, 2015
Class A Shares	2.00%
Class B Shares	2.75%
Class C. Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Investor Class Shares	2.00%
Class R5 Shares	1.75%
Class R6 Shares	1.75%

*	Acquired Fund Fees and Expenses (“AFFE”) will be calculated as of the Fund’s fiscal year end according to instruction 3(f) of Item 3 of Form N-1A. “Net AFFE” will be calculated by subtracting any waivers by Invesco associated with investments in affiliated funds, such as investments in affiliated money market funds, from the AFFE calculated in accordance with the preceding sentence. For clarity, the NET AFFE calculated as of the Fund’s fiscal year end will be used throughout the waiver period in establishing the Fund’s waiver amount, regardless of whether actual AFFE is more or less during the waiver period.

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless Invesco continues the fee waiver agreements, they will terminate on the expiration dates disclosed in the table above. The fee waiver agreements cannot be terminated during their terms.

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The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix G.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund, pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:

Invesco Asset Management Deutschland GmbH (Invesco Deutschland)

Invesco Asset Management Limited (Invesco Asset Management)

Invesco Asset Management (Japan) Limited (Invesco Japan)

Invesco Canada Ltd. (Invesco Canada)

Invesco Hong Kong Limited (Invesco Hong Kong)

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)

Invesco PowerShares Capital Management LLC (Invesco PowerShares) (each a Sub-Adviser and collectively, the
    Sub-Advisers)

Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco Ltd.

The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.

Portfolio Managers

Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:

•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.

•	Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements

If a Fund engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the

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Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee and to obtain Board approval prior to charging such fee in the future.

Service Agreements

Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.

Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended December 31 are found in Appendix I.

Other Service Providers

Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, a wholly owned subsidiary of Invesco Ltd., is the Trust’s transfer agent.

The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, AX, B, BX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an annual fee per open shareholder account plus certain out-of-pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Class R5 and R6 shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Investment Services directly. For more information regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Networking Support Payments” found in Appendix L.

Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario M2N 6X7, a wholly owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.

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Custodian. State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.

Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco Advisers, Inc.‘s procedures.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and Australia; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the London trading desk of Invesco Asset Management Limited (the London Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australian desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

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References in the language below to actions by Invesco Advisers, Inc. or a Sub-Adviser (other than Invesco Canada) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker-dealers (each, a Broker), effect the Funds’ investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.

Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.

In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.

Brokerage commissions paid by the Funds during the last three fiscal years are found in Appendix J.

Commissions

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

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Broker Selection

Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers considers the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that are not affiliated with Invesco that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided . viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Invesco presently engages in the following instances of cross-subsidization:

Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if

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Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Advisers use soft dollars to purchase two types of Soft Dollar Products:

•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers has “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:

•	Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools – various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis – industry specific fundamental investment research.

•	Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

•	Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

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If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receives such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

Directed Brokerage (Resear ch Services)

Directed brokerage (research services) during the last fiscal year ended December 31, 2014 is found in Appendix K.

Affiliated Transactions

Invesco may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is under common control, provided Invesco determines that the affiliate’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which Invesco could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Boards of the various Invesco Funds, including the Trust.

Brokerage commissions on affiliated transactions paid by the Funds during the last three fiscal years ended December 31, are found in Appendix J.

Regular Brokers

Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended December 31, 2014 is found in Appendix K.

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Allocation of Portfolio Transactions

Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Allocation of Initial Public Offering (IPO) Transactions

Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:

Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.

Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.

Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.

Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Please refer to Appendix L for information on Purchase, Redemption and Pricing of Shares.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares — Automatic

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Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.

Tax Matters

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Matters” section is based on the Internal Revenue Code (Code) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•

Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment

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companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (IRS) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Foreign Shareholders — U.S. withholding tax at the source” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the

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Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see, “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:

(i)	any net capital loss, incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

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Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified dividend income for individuals” and “— Corporate dividends received deduction” below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% (20% for certain high income taxpayers) or 25% depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Corporate dividends received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of

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loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs.”

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities lending” below.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”

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Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by Invesco, which you may elect to apply to covered shares, include:

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	High Cost — shares acquired with the highest cost per share are the first shares depleted.

•	Low Cost — shares acquired with the lowest cost per share are the first shares depleted.

•	Loss/Gain Utilization — depletes shares with losses before gains, consistent with the objective of minimizing taxes. For shares that yield a loss, shares owned one year or less (short-term) will be

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depleted ahead of shares owned more than one year (long-term). For gains, long-term shares will be depleted ahead of short-term gains.

•	Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in, first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund of your elected cost basis method, the default method of average cost will be applied to your covered shares upon redemption. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change or revoke the use of the average cost method and revert to another cost basis method if you notify the Fund by the date of the first sale, exchange, or other disposition of your covered shares. In addition, you may change to another cost basis method at any time by notifying the Fund, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, Invesco first depletes noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.

Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.

Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Deferral of basis — any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund by January 31 of the

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calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Conversion of shares of the Fund into other shares of the same Fund. The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder. Shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion of shares.

Exchange of shares of the Fund for shares of another Fund. The exchange of shares in one Fund for shares of another Fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities

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that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its

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book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow

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may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in

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QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

If a MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS suspended the issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor

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the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”

Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.

Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

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U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:

•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities; and

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

It is unclear as of the date of this SAI whether Congress will reinstate the exemptions for short-term capital gain dividends and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources that were effective for distributions with respect to taxable years of the Fund that began before January 1, 2015 or, if reinstated, whether such exemptions would have retroactive effect. However, even if reinstated, the Fund does not intend to utilize such exemptions.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Amounts reported by the Fund to shareholders as capital gain dividends that are attributable to certain capital gain dividends received from a U.S. REIT will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a qualified investment entity (QIE). If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” It is currently unclear whether Congress will extend certain rules regarding U.S. real property interests that were in effect prior to January 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-

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8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.

Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to

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shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).

Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DISTRIBUTION OF S ECURITIES

Distributor

The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Funds that offer retail and/or Class R5 or Class R6 shares. Not all Invesco Funds offer all share classes.

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Distributors has entered into selected dealer and/or similar agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

Invesco Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales. Invesco Distributors or its predecessor has paid sales commissions from its own resources to dealers who sold Class B shares of the Funds at the time of such sales.

Payments for Class B shares equaled 4.00% of the purchase price of the Class B shares sold by the dealer or institution, consisting of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% for such shares. The portion of the payments to Invesco Distributors under the Class B Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of such sales commissions plus financing costs.

Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds at the time of such sales. Payments for Class C shares equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% for such shares. Invesco Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to Invesco Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

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Invesco Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of its assignment. In the event the Class B shares Distribution Agreement is terminated, Invesco Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of Invesco Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to Invesco Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.

Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended December 31 are found in Appendix M.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class A shares, Class B shares, Class C shares, Class R shares, Class S shares and Investor Class shares, if applicable (each, a Plan and, collectively, the Plans).

Each Fund, pursuant to its Class A, Class B, Class C, Class R and Class S Plans pays Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.

Fund	Class A	Class B	Class C	Class R	Class S
Invesco Alternative Strategies Fund	0.25%	N/A	1.00%	0.50%	N/A
Invesco Conservative Allocation Fund	0.25	1.00%	1.00	0.50	0.15%
Invesco Global Low Volatility Equity Yield Fund	0.25	1.00	1.00	0.50	N/A
Invesco Growth Allocation Fund	0.25	1.00	1.00	0.50	0.15
Invesco Income Allocation Fund	0.25	1.00	1.00	0.50	N/A
Invesco International Allocation Fund	0.25	1.00	1.00	0.50	N/A
Invesco Mid Cap Core Equity Fund	0.25	1.00	1.00	0.50	N/A
Invesco Moderate Allocation Fund	0.25	1.00	1.00	0.50	0.15
Invesco Multi-Asset Inflation Fund	0.25	N/A	1.00	0.50	N/A
Invesco Small Cap Growth Fund	0.25	1.00	1.00	0.50	N/A

Invesco Small Cap Growth Fund, pursuant to its Investor Class Plan, reimburses Invesco Distributors in an amount up to the annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund.

The Plans compensate or reimburse Invesco Distributors, as applicable, for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds.

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Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA.

See Appendix N for a list of the amounts paid by each class of shares of each Fund to Invesco Distributors pursuant to the Plans for the year, or period, ended December 31, 2014 and Appendix O for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2014.

As required by Rule 12b-1, the Plans were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

The Funds are currently grouped under one of the following three Plans:

Class A, A2, C, Investor Class, P, R and S Shares Compensation Plan:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund (Class A, C and R)

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement Now Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2020 Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2030 Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2040 Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2050 Fund (Class A, C and R)

Invesco Charter Fund

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Invesco China Fund

Invesco Conservative Allocation Fund

Invesco Corporate Bond Fund (Class R)

Invesco Core Plus Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund (Class A, C and R)

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco European Growth Fund (Class A, C and R)

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco High Yield Fund (Class A and C)

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Limited Maturity Treasury Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund (Class C, Cash Reserve Shares and Class R)

Invesco Multi-Asset Inflation Fund

Invesco Premium Income Fund

Invesco Real Estate Fund (Class A, C and R)

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Term Bond Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund (Class A, C and R)

Invesco Strategic Income Fund

Invesco Strategic Real Return Fund

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Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund (Class A, C and R)

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund (Class A, C and R)

Invesco Value Opportunities Fund (Class R)

Class A, AX, C, CX, Investor Class, R and RX Shares Reimbursement Plan:

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Balanced-Risk Retirement Now Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2020 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2030 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2040 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2050 Fund (Class AX, CX and RX)

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Corporate Bond Fund (Class A and C)

Invesco Diversified Dividend Fund (Investor Class)

Invesco Equally-Weighted S & P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund (Investor Class)

Invesco Growth and Income Fund

Invesco High Yield Fund (Investor Class)

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Mid Cap Growth Fund

Invesco Money Market Fund (Class AX and CX)

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Real Estate Fund (Investor Class)

Invesco S & P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Growth Fund (Investor Class)

Invesco Small Cap Value Fund

Invesco Technology Fund (Investor Class)

Invesco Technology Sector Fund

Invesco U.S. Government Fund (Investor Class)

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund (Class A and C)

Class B and BX Plan:

Compensation Shares

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

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Invesco Charter Fund

Invesco China Fund

Invesco Conservative Allocation Fund

Invesco Core Plus Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco High Yield Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Low Volatility Equity Yield Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund (Class B shares)

Invesco Real Estate Fund

Invesco Select Companies Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco U.S. Government Fund

Reimbursement Shares

Invesco American Franchise Fund

Invesco American Value Fund

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Corporate Bond Fund

Invesco Equally-Weighted S & P 500 Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Mid Cap Growth Fund

Invesco Money Market Fund (Class BX shares)

Invesco Municipal Income Fund

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Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco S & P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Value Fund

Invesco Technology Sector Fund

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund

Amounts payable by a Fund under the Compensation Plan and Class B Plan (Compensation Shares) need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse Invesco Distributors for the actual allocated share of expenses Invesco Distributors may incur in fulfilling its obligations under these Plans. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under these Plans, Invesco Distributors will retain the full amount of the fee.

Amounts payable under the Reimbursement Plan and Class B Plan (Reimbursement Shares) must be directly related to the expenses incurred by Invesco Distributors on behalf of each Fund, as such Plans obligate the Funds to reimburse Invesco Distributors for its actual allocated share of expenses incurred for the period. Reimbursement will be made through payments made at the end of each month. Reimbursement expenses for Investor Class Shares covered by the Reimbursement Plan shall be computed over a rolling twelve-month period. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan or Class B Plan (Reimbursement Shares) for the period exceeds the annual cap, a Fund will not be obligated to pay more than the annual cap. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan or Class B Plan (Reimbursement Shares) for the period is less than the annual cap, Invesco Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R, Class S or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Distributors and the Fund.

The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares and 0.15% of the average daily net assets of Class S shares, attributable to the customers’ selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting a principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.

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Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Distributors.

The sale of Class B shares has ceased, but Invesco Distributors is eligible to be reimbursed amounts previously expended so long as the Class B Plans remain in effect. Except as may be mandated by applicable law, the Funds do no impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These reimbursed actual net expenses may or may not be recovered through Plan fees or contingent deferred sales charges in future years.

Because of fluctuations in net asset value, the Plan fees with respect to a particular Class B or Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.

If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

FINANCIAL STATEMENTS

Financial statements for the period ended December 31, 2014, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI from each Fund’s most recent Annual Report to shareholders contained in the Trust’s Form N-CSR filed on March 6, 2015.

The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

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APPENDIX A

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P, and Fitch.

Moody’s Long-Term Debt Ratings

Aaa:	Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba:	Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa:	Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime):

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

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Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two=component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG-1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:	This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3:	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply

A-2

when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C :

Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D:

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a

A-3

distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-):

The ratings from ‘AA’ to ‘CC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:	An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments.

D:	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule – the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as note.

A-4

Note rating symbols are as follows:

SP-1:	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:	Speculative capacity to pay principal and interest.

Standard & Poor’s Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Fitch Credit Rating Scales

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

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Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Fitch Long-Term Rating Scales

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

A-6

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations, within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Fitch Short-Term Rating Scales

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations

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whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

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APPENDIX B

Persons to Whom Invesco Provides

Non-Public Portfolio Holdings on an Ongoing Basis

(as of December 31, 2014)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)

Absolute Color	Financial Printer

Anglemyer & Co.	Analyst (for certain Invesco Funds)

Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel

Barclays Capital, Inc.	Broker (for certain Invesco Funds)

Blaylock Robert Van LLC	Broker (for certain Invesco Funds)

BB&T Capital Markets	Broker (for certain Invesco Funds)

Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)

BLNS Securities Ltd.	Broker (for certain Invesco Funds)

BOSC, Inc.	Broker (for certain Invesco Funds)

Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)

Cabrera Capital Markets	Broker (for certain Invesco Funds)

Charles River Systems, Inc.	System Provider

Chas. P. Young Co.	Financial Printer

Cirrus Research, LLC	Trading System

Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)

Commerce Capital Markets	Broker (for certain Invesco Funds)

Crane Data, LLC	Analyst (for certain Invesco Funds)

Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider

Crews & Associates	Broker (for certain Invesco Funds)

D.A. Davidson & Co.	Broker (for certain Invesco Funds)

Dechert LLP	Legal Counsel

DEPFA First Albany	Broker (for certain Invesco Funds)

E.K. Riley Investments LLC	Broker (for certain Invesco Funds)

Empirical Research Partners	Analyst (for certain Invesco Funds)

Finacorp Securities	Broker (for certain Invesco Funds)

First Miami Securities	Broker (for certain Invesco Funds)

First Southwest Co.	Broker (for certain Invesco Funds)

First Tryon Securities	Broker (for certain Invesco Funds)

Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

FT Interactive Data Corporation	Pricing Vendor

FTN Financial Group	Broker (for certain Invesco Funds)

GainsKeeper	Software Provider (for certain Invesco Funds)

GCom2 Solutions	Software Provider (for certain Invesco Funds)

George K. Baum & Company	Broker (for certain Invesco Funds)

Glass, Lewis & Co.	System Provider (for certain Invesco Funds)

Global Trading Analytics, LLC	Software Provider

Global Trend Alert	Analyst (for certain Invesco Funds)

Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)

Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)

ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)

ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

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Service Provider	Disclosure Category
Lincoln Investment Advisors Corporation	Other

iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Initram Data, Inc.	Pricing Vendor

Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)

Invesco Investment Services, Inc.	Transfer Agent

Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)

Investment Company Institute	Analyst (for certain Invesco Funds)

Investortools, Inc.	Broker (for certain Invesco Funds)

ITG, Inc.	Pricing Vendor (for certain Invesco Funds)

J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)

J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)

J.P. Morgan Securities	Broker (for certain Invesco Funds)

Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)

John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)

Jorden Burt LLP	Special Insurance Counsel

KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)

Kramer Levin Naftalis & Frankel LLP	Legal Counsel

Lebenthal & Co. LLC	Broker (for certain Invesco Funds)

Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)

Loop Capital Markets	Broker (for certain Invesco Funds)

M.R. Beal	Broker (for certain Invesco Funds)

MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)

Merrill Communications LLC	Financial Printer

Mesirow Financial, Inc.	Broker (for certain Invesco Funds)

Middle Office Solutions	Software Provider

Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)

Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)

Morrison Foerster LLP	Legal Counsel

MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)

Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)

Ness USA Inc.	System provider

Noah Financial, LLC	Analyst (for certain Invesco Funds)

Omgeo LLC	Trading System

Piper Jaffray	Analyst (for certain Invesco Funds)

Prager, Sealy & Co.	Broker (for certain Invesco Funds)

PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)

Protective Securities	Broker (for certain Invesco Funds)

Ramirez & Co., Inc.	Broker (for certain Invesco Funds)

Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)

RBC Capital Markets	Analyst (for certain Invesco Funds)

RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)

Reuters America LLC	Pricing Service (for certain Invesco Funds)

Rice Financial Products	Broker (for certain Invesco Funds)

Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

RR Donnelley Financial	Financial Printer

Ryan Beck & Co.	Broker (for certain Invesco Funds)

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Service Provider	Disclosure Category
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)

Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)

Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)

Simon Printing Company	Financial Printer

Southwest Precision Printers, Inc.	Financial Printer

Southwest Securities	Broker (for certain Invesco Funds)

Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)

StarCompliance, Inc.	System Provider

State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)

Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)

Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)

Stradley Ronon Stevens & Young, LLP	Legal Counsel

The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)

The MacGregor Group, Inc.	Software Provider

The Savader Group LLC	Broker (for certain Invesco Funds)

Thomson Information Services Incorporated	Software Provider

UBS Financial Services, Inc.	Broker (for certain Invesco Funds)

VCI Group Inc.	Financial Printer

Vining Sparks IBG	Broker (for Certain Invesco Funds)

W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)

Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)

Western Lithograph	Financial Printer

Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)

William Blair & Co.	Broker (for certain Invesco Funds)

XSP, LLC\Solutions Plus, Inc.	Software Provider

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APPENDIX C

TRUSTEES AND OFFICERS

As of March 31, 2015

The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustee serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Interested Trustees:

Martin L. Flanagan[1] - 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None

Philip A. Taylor[2] - 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments	144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees

Bruce L. Crockett – 1944 Trustee and Chair	2001	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)

David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
				Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital

James T. Bunch – 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	144	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Vice Chair, Denver Film Society

Rodney F. Dammeyer – 1940 Trustee	2010

Chairman of CAC,LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.

Albert R. Dowden – 1941 Trustee	2001

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group

Jack M. Fields – 1952 Trustee	2001	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)	144	Insperity, Inc. (formerly known as Administaff)

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives

Prema Mathai-Davis – 1950 Trustee	2001	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None

Larry Soll – 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None

Hugo F. Sonnenschein – 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. – 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

Suzanne H. Woolsey – 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute

Officers

Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
John M. Zerr – 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

Sheri Morris – 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant

			N/A	N/A

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
		Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Karen Dunn Kelley – 1960 Vice President	2004

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A

Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Todd L. Spillane – 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

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Trustee Ownership of Fund Shares as of December 31, 2014

Name of Trustee	Dollar Range of Equity Securities Per Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds

Interested Persons
Martin L. Flanagan	Invesco Small Cap Growth Fund	Over $100,000	Over $100,000
Philip A. Taylor	None		$1-$10,000

Independent Trustees
David C. Arch	None		Over $100,000
None
James T. Bunch	None		Over $100,000[3]
Bruce L. Crockett	None		Over $100,000[3]
Rodney F. Dammeyer	None		Over $100,000
Albert R. Dowden	None		Over $100,000
Jack M. Fields	Invesco Small Cap Growth Fund	Over $100,000	Over $100,000[3]
Prema Mathai-Davis	Invesco Global Low Volatility Equity Yield Fund	Over $100,000	Over $100,000[3]
Larry Soll	None		Over $100,000[3]
Hugo F. Sonnenschein	None		Over $100,000
Raymond Stickel, Jr.	Invesco International Allocation Fund	Over $100,000	Over $100,000
Suzanne H. Woolsey[4]	None		Over $100,000

[3]	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.
[4]	Suzanne H. Woolsey was elected as trustee of the Trust effective August 31, 2014.

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APPENDIX D TRUSTEE COMPENSATION TABLE
Trustee	Aggregate Compensation From the Trust (1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement (2)	Total Compensation From All Invesco Funds(3)
Independent Trustees(4)
David C. Arch	26,617	—	$205,000	$384,500
James T. Bunch	29,825	—	205,000	356,800
Bruce L. Crockett	55,355	—	205,000	661,000
Rodney F. Dammeyer	27,754	—	205,000	332,100
Albert R. Dowden	31,181	—	205,000	372,900
Jack M. Fields	28,396	—	205,000	345,700
Prema Mathai-Davis	31,181	—	205,000	372,900
Larry Soll	31,183	—	226,783	372,900
Hugo F. Sonnenschein	28,899	—	205,000	411,700
Raymond Stickel, Jr.	33,464	—	205,000	401,100
Suzanne H. Woolsey (5)	7,142	—	0	253,500

Officer
Russell Burk	63,080	—	N/A	713,940

(1)	Amounts shown are based on the fiscal year ended December 31, 2014. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2014, including earnings, was $91,235.
(2)	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)	All trustees currently serve as trustee of 30 registered investment companies advised by Invesco.
(4)	On December 31, 2014, Wayne W. Whalen, interested trustee, and Frank S. Bayley retired. During the fiscal year ended December 2014 aggregate compensation from the Trust to Frank S. Bayley was $57,086 (of which $33,376 was deferred).
(5)	Suzanne H. Woolsey was elected as trustee of the Trust effective August 29, 2014.

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APPENDIX E

PROXY POLICIES AND PROCEDURES

Proxy Policies and Procedures

for

Invesco Advisers, Inc.

I.1.       PROXY POLICIES AND PROCEDURES – INVESCO ADVISERS

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by Policy	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client’s best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last ☐ Reviewed ☑ Revised by Compliance for Accuracy	October 21, 2014
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	October 21, 2014

The following policies and procedures apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. to vote proxies associated with securities held on their behalf (collectively, “Clients”).

A. GUIDING PRINCIPLES

Public companies hold meetings for shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and the selection of auditors, are addressed and, where applicable, voted on by shareholders. Proxy voting gives shareholders the opportunity to vote on issues that impact a company’s operations and policies without attending the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its Clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with Clients’ best interests, which Invesco interprets to mean Clients’ best economic interests, and Invesco’s established proxy voting policies and procedures.

The primary aim of Invesco’s proxy policies is to encourage a culture of performance among the companies in which Invesco invests on behalf of Clients, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is, in itself, unlikely to maximize shareholder value.

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The proxy voting process at Invesco, which is driven by investment professionals, focuses on the following

•

maximizing long-term value for Clients and protecting Clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders;

•

reflecting Invesco’s belief that environmental, social and corporate governance proposals can influence long-term shareholder value and should be voted in a manner where such long-term shareholder value is maximized; and

•	addressing potential conflicts of interest that may arise from time to time in the proxy voting process.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy Administration – In General

Guided by its philosophy that proxy voting is an asset that is to be managed by each investment team, consistent with that team’s view as to the best economic interest of Clients, Invesco has created the Invesco US Proxy Advisory Committee (“IUPAC”). The IUPAC is an investments -driven committee comprised of representatives from each investment management team and Invesco’s Head of Proxy Administration. IUPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex, and to vote proxies where Invesco as a firm has a conflict of interest with an issuer or an investment professional has a personal conflict of interest with an issuer whose proxy he or she is charged with voting. Absent a conflict of interest, the IUPAC representative for each investment team, in consultation with his or her team, is responsible for voting proxies for the securities the team manages. In addition to IUPAC, the Invesco mutual fund board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by the Head of Proxy Administration. IUPAC and Invesco’s proxy administration, compliance and legal teams regularly communicate and review Invesco’s proxy policies and procedures to ensure that they remain consistent with Clients’ best interests, regulatory requirements and industry best practices.

Use of Third Party Proxy Advisory Services

Representatives of the IUPAC have direct access to third party proxy advisory analyses and recommendations (currently provided by Glass Lewis (“GL”) and Institutional Shareholder Services, Inc. (“ISS”)), among other research tools, and use the information gleaned from those sources to make independent voting decisions.

Invesco’s proxy administration group performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the firms are asked to deliver updates directly to the mutual fund board of trustees. IUPAC conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies. Invesco’s proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco’s policies and procedures.

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If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco’s proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm’s control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

Proxy Voting Platform and Administration

Invesco maintains a proprietary global proxy administration platform, supported by the Head of Proxy Administration and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions such as share blocking and issuer/shareholder engagement. Invesco believes that managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters (including reporting by business unit, issuer or issue) that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, is stored in order to build institutional knowledge over time across the Invesco complex with respect to individual companies and proxy issues. Investment professionals also use the platform to access third-party proxy research.

C. Proxy Voting Guidelines (the “Guidelines”)

The following guidelines describe Invesco’s general positions with regard to various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each investment team retains ultimate discretion to vote proxies in the manner they deem to be the most appropriate, consistent with the proxy voting principles and philosophy discussed above. Individual proxy votes therefore will differ from these guidelines from time to time.

I.	Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board’s accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•

Elections of directors In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the audit, compensation and governance or

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nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis.

•

Director performance Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called “clawback” provisions.

•

Auditors and Audit Committee members Invesco believes a company’s audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company’s audit committee, or when ratifying a company’s auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company’s financial statements and reports.

•

Majority standard in director elections The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

•

Staggered Boards/Annual Election of Directors Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•

Supermajority voting requirements Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

•	Responsiveness of Directors Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•

Cumulative voting The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

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•

Shareholder access On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted.

II.	Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•

Executive compensation Invesco evaluates executive compensation plans within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•

Equity-based compensation plans Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability automatically to replenish shares without shareholder approval.

•

Employee stock-purchase plans Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•

Severance agreements Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

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III.	Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the Client’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V.	Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII.	Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients’ holdings, so Invesco generally supports a board’s discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

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D.	EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these Guidelines unless the Client retains, in writing, the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For proxies held by certain Client accounts managed in accordance with fixed income, money market and index strategies, Invesco will typically vote in line with the majority of the rest of the shares voted by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the expertise and comprehensive proxy voting reviews conducted by teams employing active equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of Clients, absent certain types of conflicts of interest, which are discussed elsewhere in these policies and procedures.

Proxy Constraints

In certain circumstances, Invesco may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its Clients’ proxies despite using commercially reasonable efforts to do so. Particular examples of such instances include, but are not limited to, the following:

•

When securities are participating in an Invesco securities lending program, Invesco determines whether to terminate the loan by weighing the benefit to the Client of voting a particular proxy versus the revenue lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights requires the Client to submit to “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to the Client(s) of voting a specific proxy outweighs the Client’s temporary inability to sell the security.

•	An inability to receive proxy materials from our Clients’ custodians with sufficient time and information to make an informed voting decision.

•

Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In the great majority of instances Invesco is able to vote U.S. and non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as its framework, but also takes into account the corporate

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governance standards, regulatory environment and generally reasonable and governance-minded practices of the local market.

E.	Resolving potential conflicts of interest

Firm Level Conflicts of Interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts.

Invesco generally resolves such potential conflicts in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of Clients, applying the Guidelines to vote Client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are not members of IUPAC.

Voting of Proxies Related to Invesco Ltd. In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held by Clients from time to time.

Personal Conflicts of Interest If any member of IUPAC has a personal conflict of interest with respect to a company or an issue presented for voting, that IUPAC member will inform IUPAC of such conflict and will abstain from voting on that company or issue. All IUPAC members shall sign an annual conflicts of interest memorandum.

Funds of Funds Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

F. RECORDKEEPING

The Investments Administration team will be responsible for all Proxy Voting record keeping.

G.	Policies and Vote Disclosure

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A copy of these Guidelines and the voting record of each Invesco Retail Fund are available on Invesco’s web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative.

October 2014

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Proxy Policies and Procedures

for

Invesco Asset Management Limited (UK)

Invesco Perpetual Policy on Corporate Governance and Stewardship

Invesco Perpetual

Policy on Corporate Governance and Stewardship

Contents

Page	Section

01	1.	Introduction

01	2.	Scope

02	3.	Responsible voting

02	4.	Voting procedures

03	5.	Dialogue with companies

03	6.	Non-routine resolutions and other topics

04	7.	Evaluation of companies’ environmental, social and governance arrangements (ESG)

04	8.	Disclosure and reporting

05	9.	UK Stewardship Code

07		Appendix 1 — Voting on shares listed outside of the UK, Europe and the US

Invesco Perpetual Policy on Corporate Governance and Stewardship	01

1. Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholder value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, real property and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.

2. Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index, IP Global ex-UK Core Equity Index, IP Global ex-UK Enhanced Index and the IP Balanced Risk 6, 8 and 10 funds.

Invesco Perpetual Policy on Corporate Governance and Stewardship	02

3. Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients in portfolios managed by them. As a result of these two factors, IP will tend to vote on all UK, European and US shares but to vote on a more selective basis on other shares. (See Appendix I – Voting on shares listed outside of the UK, Europe and the US).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

In voting for or against a proposal, IP will have in mind three objectives, as follows:

-	To protect the rights of its clients

-	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

-	To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its clients where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.

4. Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

Invesco Perpetual Policy on Corporate Governance and Stewardship	03

5. Dialogue with companies

IP will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies’ management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular review, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investments were based on a joint understanding of where the businesses were going and the ability of the companies’ management to execute that plan. Inevitably there are times when IP’s views diverge from those of the companies’ executives but, where possible, it attempts to work with companies towards a practical solution. However, IP believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing companies’ prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

-	Nomination and audit committees

-	Remuneration committee and directors’ remuneration

-	Board balance and structure

-	Financial reporting principles

-	Internal control system and annual review of its effectiveness

-	Dividend and Capital Management policies

-	Socially Responsible Investing policies

6. Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

-	The degree to which the company’s stated position on the issue could affect its reputation and/ or sales, or leave it vulnerable to boycott or selective purchasing

-	Peer group response to the issue in question

-	Whether implementation would achieve the objectives sought in the proposal

-	Whether the matter is best left to the Board’s discretion.

Invesco Perpetual Policy on Corporate Governance and Stewardship	04

7. Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Investment Management Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.

8. Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental effect in its ability to manage its portfolios and ultimately would not be in the best interests of all clients. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, it will seek to provide regular illustrations to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:

-	In IP’s view, it does not conflict with the best interests of other investors; and

-	It is understood that IP will not be held accountable for the expression of views within such voting instructions and

-	IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP

Note:

The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

Invesco Perpetual Policy on Corporate Governance and Stewardship	05

9. The UK Stewardship Code

The UK Stewardship Code (the Code) issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.

Principle 1

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship, which sets out how it will discharge its stewardship responsibilities, on the ‘About us’ page on its website:

The following is a summary:

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies. As a result, in the interests of the beneficiaries of the assets under its management, IP will engage with investee companies on strategy, share value performance, risk, capital structure, governance, culture, remuneration and other significant matters that may be subject to voting in a general meeting and of proportional interest in terms of value discovery in a business.

Principle 2

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

This Invesco UK Conflicts of Interest Policy is available on request and covers potential conflicts of interest in relation to stewardship. The Conflicts of Interest Policy defines a conflict of interest as ‘a situation where there is a material risk of damage to the interests of a client arising because of the interests of Invesco and our clients differ and any client and those of another client differ.’ As UK Stewardship is carried out in our clients’ interests, there are limited opportunities for conflicts of interest arising and, where they do, these are managed appropriately.

Principle 3

Institutional investors should monitor their investee companies.

As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities. As part of the engagement process IP fund managers may choose to be made insiders (i.e. to be made privy to material, non-public information) to protect and/or enhance investor value. In such circumstances they will follow IP’s regulatory required policy and processes to mitigate against market abuse, principally by systematically blocking any trading in insider securities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

Invesco Perpetual Policy on Corporate Governance and Stewardship 9. The UK Stewardship Code	06

Principle 4

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues/concerns would be raised by its fund managers through IP’s process of on-going dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Investment Management Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.

Principle 5

Institutional investors should be willing to act collectively with other investors where appropriate.

IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable, there are no conflicts of interest and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to any of the below:

-	Stuart Howard — Head of IP Investment Management Operations

-	Dan Baker — IP Investment Management Operations Manager

-	Charles Henderson — UK Equities Business Manager

Principle 6

Institutional investors should have a clear policy on voting and disclosure of voting activity.

As detailed in Section 3, IP is committed to voting on all the UK (together with European and US) stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental effect on its ability to manage its portfolios and ultimately would not be in the best interest of all clients.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

IP uses ISS to process its voting decisions and the ABI’s IVIS service for research for UK securities. Its instructions to ISS include a default instruction to vote with management, which is used only on the rare occasion when instructions are not successfully transmitted to ISS. IP will also consider the need to attend and vote at general meetings if issues prevent the casting of proxy votes within required time limits.

IP does not enter into stock lending arrangements which might impact the voting process.

Principle 7

Institutional investors should report periodically on their stewardship and voting activities.

IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, we will seek to provide illustrations to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

IP currently does not obtain an independent opinion on its engagement and voting processes as it believes any value for its clients from such an opinion is outweighed by the costs of obtaining such an opinion. There is also no material demand from clients to provide such an independent assurance.

Invesco Perpetual Policy on Corporate Governance and Stewardship	07

Appendix 1

Voting on shares listed outside of the UK, Europe and the US

When deciding whether to exercise the voting rights attached to its clients’ shares listed outside of the UK, Europe and the US, IP will take into consideration a number of factors. These will include the:

-	Likely impact of voting on management activity, versus the cost to the client

-	Portfolio management restrictions (e.g. share blocking) that may result from voting

-	Preferences, where expressed, of clients

Generally, IP will vote on shares listed outside of the UK, Europe and the US by exception only, except where the client or local regulator expressly requires voting on all shares.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Important information

As at 8 July 2014.

For more information on our funds, please refer to the most up to date relevant fund and share class-specific Key Investor Information Documents, the Supplementary Information Document, the ICVC ISA Key Features and Terms & Conditions, the latest Annual or Interim Short Reports and the latest Prospectus. This information is available using the contact details shown.

Telephone calls may be recorded.

The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.

Where Invesco Perpetual has expressed views and opinions, these may change.

Invesco Perpetual is a business name of Invesco Asset Management Limited. Authorised and regulated by the Financial Conduct Authority.

Invesco Asset Management Limited

Registered in England 949417

Registered office Perpetual Park, Perpetual Park Drive, Henley-on-Thames,

Oxfordshire, RG9 1HH, UK.

56413/PDF/080714

Proxy Policies and Procedures

for

Invesco Canada Ltd.

INVESCO CANADA

PROXY VOTING GUIDELINES

Purpose

The purpose of this document is to describe Invesco Canada Ltd.’s (“Invesco Canada”) general guidelines for voting proxies received from companies held in the accounts (“Accounts”) for which it acts as investment fund manager and/or adviser including:

•	Investment fund manager, including investment funds offered in Canada (the “Canadian Funds”),

•	Adviser, including separately managed portfolios (“SMPs”),

•	Sub-adviser, including investment funds registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”).

The Accounts referred to above, exclude Accounts that are sub-advised (“Sub-Advised Accounts”) by affiliated or third party advisers (“Sub-Advisers”). Proxies for Sub-Advised Accounts will be voted in accordance with the Sub-Adviser’s proxy voting policy (which may contain different voting recommendations), provided the policy as a whole is designed with the intention of voting securities in the best interest of the Account; unless the sub-advisory agreement provides otherwise.

Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.

Compliance will review the proxy voting policies & procedures of any new sub-advisors as part of its due diligence.

Introduction

Invesco Canada has a fiduciary obligation to act in the best long-term economic interest of the Accounts when voting proxies of portfolio companies.

The default is to vote with the recommendation of the publicly traded company’s management.

As a general rule, Invesco Canada shall vote against any actions that would:

•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

As of May 2013	Page 1 of 11

•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.

Since Invesco Canada’s portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the recommendations of company management. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of company management.

While Invesco Canada’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

Situations in which Voting Rights Proxies Will Not Be Exercised

Voting rights will not be exercised in situations where:

•	the securities have been sold subsequent to record date;

•	administrative issues prevent voting, or;

•	Invesco Canada sub-advises an Account for an unaffiliated third-party and the securities to be voted have been lent out by the fund manager.

Conflicts of Interest

When voting proxies, Invesco Canada’s portfolio managers assess whether there are material conflicts of interest between Invesco Canada’s interests and those of the Account. A potential conflict of interest situation may include where Invesco Canada or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Canada’s relationship with the company. In all situations, the portfolio managers will not take Invesco Canada’s relationship with the company into account, and will vote the proxies in the best interest of the Account. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report in writing to the relevant Investment Head any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. If the portfolio manager in question is an Investment Head, such conflicts of

As of May 2013	Page 2 of 11

interest and/or attempts by outside parties to improperly influence the voting process shall be presented in writing to the Investment Leadership Team (“ILT”). The Global Investments Director (or designate) will report any conflicts of interest to the Independent Review Committee on an annual basis.

I.	BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

Voting on Director Nominees in Uncontested Elections

Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s stock ownership position in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

As of May 2013	Page 3 of 11

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

Majority Threshold Voting for Director Elections

We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

Separating Chairman and CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of independent directors; and

•	Established governance guidelines.

Majority of Independent Directors

While we generally support proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for proposals that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.

As of May 2013	Page 4 of 11

Stock Ownership Requirements

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.

Size of Boards of Directors

We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.

Classified or Staggered Boards

In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.

We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.

Director Indemnification and Liability Protection

We recognize that many individuals may be reluctant to serve as corporate directors if they are personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

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II.	AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

Ratification of Auditors

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote for the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

Disclosure of Audit vs. Non-Audit Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.

III.	COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers, employees and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some

As of May 2013	Page 6 of 11

of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):

Cash Compensation and Severance Packages

We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

Executive Compensation (“say on pay”)

Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.

Equity Based Plans – Dilution

Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.

Employee Stock Purchase Plans

We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.

Loans to Employees

We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.

Stock Option Plans – Board Discretion

We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

As of May 2013	Page 7 of 11

Stock Option Plans – Inappropriate Features

We will generally vote against plans that have any of the following structural features:

•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.

Stock Option Plans – Director Eligibility

While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

Stock Option Plans – Repricing

We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

Stock Option Plans – Vesting

We will vote against stock option plans that are 100% vested when granted.

Stock Option Plans – Authorized Allocations

We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.

Stock Option Plans – Change in Control Provisions

We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

IV.	CORPORATE MATTERS

We will review proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

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Common Stock Authorization

We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Dual Class Share Structures

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.

Stock Splits

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits

We will vote for proposals to implement a reverse stock split.

Share Repurchase Programs

We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

Reincorporation

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will generally not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.

Mergers & Acquisitions

We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

•	will result in financial and operating benefits,

•	have a fair offer price,

As of May 2013	Page 9 of 11

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.

V.	SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

VI.	SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:

•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms in which the company operates,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.

We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

As of May 2013	Page 10 of 11

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

Ordinary Business Practices

We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

Protection of Shareholder Rights

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

Barriers to Shareholder Action

We will generally vote for proposals to lower barriers to shareholder action.

Shareholder Rights Plans

We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.

VII.	OTHER

We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

Reimbursement of Proxy Solicitation Expenses

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

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Proxy Policy and Procedures

for

Invesco Hong Kong Limited

Invesco Hong Kong Limited

PROXY VOTING POLICY

30 June 2014

INTRODUCTION

This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

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1.	GUIDING PRINCIPLES

1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

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2.	PROXY VOTING AUTHORITY

2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4

While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement

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may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY

Individually-Managed Clients

Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

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PROXY VOTING AUTHORITY

Pooled Fund Clients

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

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3.	KEY PROXY VOTING ISSUES

3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues - Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

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KEY VOTING ISSUES

Major Corporate Proposals

Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

•	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

•	approval of changes of substantial shareholdings;

•	mergers or schemes of arrangement; and

•	approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost

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considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES

Administrative Constraints

In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

A significant proportion in this context means 5% or more of the market capitalisation of the company.

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4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

4.2	As shown by the diagram, a central administrative role is performed by our Global Proxy Team, located within the Client Administration section. The initial role of the Global Proxy Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

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4.5	The voting decision is then documented and passed back to the Global Proxy Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Global Proxy Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

The voting decision will be made by the Primary Investment Manager responsible for the market in question.

A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.

Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

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5. CLIENT REPORTING

5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING

Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.

Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

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Proxy Policies and Procedures

for

Invesco Asset Management (Japan) Limited

Guidelines on Exercising Shareholder Voting Rights and

Policies for Deciding on the Exercise of Shareholder Voting Rights

Invesco Asset Management (Japan) Limited

Enforcement Date: July 5, 2010

Revision Date: May 1, 2014

Authority to Amend or Abolish: Shareholders’ Voting Committee

Record of Amendments

Date	Content
April 20, 2011	Revision associated with review of proxy voting guideline
Mar 6, 2012	Revision associated with review of investment to emerging markets
April 20, 2012	Revision associated with review of proxy voting guideline
May 1, 2014	Revision associated with review of proxy voting guideline

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Japanese Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(2) Allocation of Earned Surplus and Dividends

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A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in

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the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

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In principle we will vote in favor of a proposal to elect an external director, however, we will oppose a candidate for an external director who is perceived to have an interest in the relevant company.

•	In principle we will oppose a candidate for an external director who does not have independence in the case of a committees organized company, except where the majority of the board are independent.

•	In principle we will oppose a top executive candidate if the board after the shareholder meeting does not include at least one external director, regardless of independence.

•	Listed parent and subsidiary

If the relevant company has a listed parent and does not have at least one external director who is independent from the relevant company, we shall in principle oppose the top executive candidates for directors of that company.

(2) Suitability

•	In principle we shall oppose a director candidate whose attendance is less than 75 percent at meetings of the board of directors.

(3) Accountability

•	We will consider opposing a candidate for reelection as a director, if a takeover defense strategy is introduced, and that has not been approved by a resolution of a general meeting of shareholders.

(4) Business Performance of the Company

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We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

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We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

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(5) Antisocial Activities on the Part of the Company

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In principle we will oppose a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

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In principle we will consider opposing a candidate for reelection as a director in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

(6) Shareholder-unfriendly Behavior

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We will consider opposing the reelection of directors particularly top executives at companies which have carried out third-party placements without an approval at a general meeting of shareholders where the placements are likely to lead to excessive diminution of shareholder benefits.

•	We will consider opposing the reelection of directors particularly top executives at companies which have carried out a large –scale public offerings without any rational explanation.

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We will consider opposing the reelection of directors particularly top executives at companies which has not taken appropriate action regarding shareholder’s proposal even if there was a shareholder’s proposal which was regarded favorable to minority shareholders and approved by majority of valid vote in the previous period at a general meeting of shareholders, or which has not proposed similar proposal in the next period at general meeting of shareholders.

(7) Other

•	In principle we will oppose a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

3. Amendment of the Composition of the Board of Directors and the Required Qualification of Directors

(1) Amendment of the Number of Directors or Composition of the Board of Directors

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A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

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We will consider voting in favor of a proposal to decrease the number of directors except external directors, however as for a proposal to increase the number of directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

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We will consider voting in favor of a proposal to increase the number of external directors, however as for a proposal to decrease the number of external directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

(2) Amendment of Required Qualifications of Directors, Their Terms of Office and Scope of Responsibilities

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A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute a normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(3) Amendment of the Procedural Method for Election of Directors

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A decision regarding a proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

4. Election of Statutory Auditors

A decision regarding a proposal concerning the election of statutory auditors will be made by considering, inter alia, the independence and the suitability of the candidate for statutory auditor.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

(1) Independence

•	In principle we will oppose a candidate for an external statutory auditor if the candidate does not have independence.

(2) Suitability

•	In principle we shall oppose a statutory auditor candidate whose attendance rate is less than 75 percent at meetings of the board of directors or meetings of the board of auditors

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(3) Accountability

•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

(4) Antisocial Activities on the Part of the Company

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In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to shareholder value.

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In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

5. Composition of the Board of Auditors

A decision regarding a proposal concerning amendment of the number of statutory auditors or the composition of the board of auditors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

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We will consider voting in favor of a proposal to increase the number of statutory auditors except external statutory auditors, however as for a proposal to decrease the number of statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

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We will consider voting in favor of a proposal to increase the number of external statutory auditors, however as for a proposal to decrease the number of external statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

6. Election of Accounting Auditors

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

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In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

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In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an

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excessive auditing fee is paid.

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In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

7. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation of Directors/Statutory Auditors

•	In principle we will vote in favor of a proposal to obtain approval of compensation, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation

•	A compensation framework or practice exists which presents an issue

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Annual Bonus for Directors/Statutory Auditors

In principle we will vote in favor of a proposal to pay annual bonuses, except in the following case:

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Recipients include those who are judged to be responsible for clear mismanagement resulted in a significant decline in the stock price or severe deterioration in business performance, or shareholder-unfriendly behavior.

(3) Stock Option Plan

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A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation, and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(4) Stock Purchase Plan

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A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation, and the reasonability of the plan.

(5) Retirement Bonus of Directors or Statutory Auditors

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a

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statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company.

•	In principle we will vote in favor of a proposal to pay a retirement bonus of a director or a statutory auditor if all of the following conditions are satisfied.

•	Retirement bonus amount is disclosed.

•	The prospective recipients do not include an external director or an external statutory auditor.

•	None of the prospective recipients have committed a significant criminal conduct.

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The business performance of the relevant company has not experienced a deficit for three consecutive periods and had no dividend or dividends or they were inferior when compared to others in the same industry.

•	During the terms of office of the prospective recipients there has been no corporate scandal that had a significant impact on society and caused or could cause damage to shareholder value.

•	During their terms in office there has been no window dressing or inappropriate accounting practices in the relevant company.

8. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

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A decision regarding a proposal requesting an increase in the number of authorized shares will be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

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In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

A decision regarding a proposal in connection with issuing of new shares will be made in consideration of , inter alia, reasons of issuing new shares, issuing conditions and terms, the impact of the dilution on the shareholders value and rights of shareholders as well as the impact on the

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listing of shares and the continuity of the company.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Preferred Shares

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In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

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In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to the effect that approval of issuing preferred shares is so be obtained from shareholders.

(7) Issuing of Convertible Bonds

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A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(8) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

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A decision regarding a proposal in connection with the issuing of non-convertible bonds or increasing a borrowing limit shall be made by considering, inter alia the financial condition of the relevant company.

(9) Equitization of Debt

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A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, and the impact on listing of the shares as well as on the continuity of the company.

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(10) Capital Reduction

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A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(11) Financing Plan

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A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(12) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

9. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

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In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

•	In principal we will vote in favor of a proposal submitted by the board in connection with transition to a committees organized company.

•	In principal we will vote in favor of a proposal requesting mitigation or abolishment of the requirements for special resolution.

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(3) Amendment of the Quorum of a General Meeting of Shareholders

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A decision regarding a proposal in connection with an amendment of the quorum of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

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A proposal in connection with amending the quorum of a special resolution of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

10. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.

(2) Corporate Restructuring

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A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, the respective impact on the financial condition and business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

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A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past, actions in corporate governance and accountability on the part of the candidates for director, the business performance of

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the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

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A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

(5) Takeover Defense Strategies

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal requesting to introduce or amend a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

•	Rights Plan (Poison Pill)

A decision regarding a proposal to introduce a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	In principal we will oppose a proposal in which, a triggering condition of the number of outstanding shares is less than 20%.

•	In principal we will oppose a proposal that the effective period is beyond 3 years.

•	In principal we will oppose a proposal that directors are not selected annually.

•	In principal we will oppose a proposal in the event that there are less than 2 directors or 20% of the board who are independent with no issue of the attendance records of

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the board meeting.

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We will vote in favor for a proposal that a rights plan is considered by an independent committee before introducing such plan. We will vote in favor a proposal only if all special committee members are independent with no issue of the attendance records of the board meeting.

•	In principal we will oppose a proposal in the event that other takeover defense strategies exist.

•	In principal we will oppose a proposal in the event that the issuing date of invitation notice to shareholders is less than 3 weeks before the general shareholders meeting.

•	In principal we will oppose a proposal unless the introduction of takeover defense strategies is considered reasonably beneficial to interests of minority shareholders.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

11. Social, Environmental and Political Problems

A decision regarding a proposal in connection with social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, or on the financial condition and business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

12. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following standards are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

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13. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

14. Shareholder proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guidelines along with company’s proposal, however, will be considered on the basis of proposed individual items.

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Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Foreign Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Procedures

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In principle we will vote in favor of a selection of the chairman of a general meeting of shareholders, approval of the minutes, approval of the shareholders registry and other proposals in connection with procedures to hold a general meeting of shareholders.

•	In principle we will vote in favor of a procedural proposal such as the following:

•	Opening of a general meeting of shareholders

•	Closing of a general meeting of shareholders

•	Confirming the proper convening of a general meeting of shareholders

•	Satisfaction of the quorum for a general meeting of shareholders

•	Confirming the agenda items of a general meeting of shareholders

•	Election of a chairman of a general meeting of shareholders

•	Designation of shareholders who will sign the minutes of a general meeting of shareholders

•	Preparing and approving a registry of shareholders

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•	Filing of legally prescribed documents in connection with a general meeting of shareholders

•	Designation of an inspector or shareholder to inspect the minutes of a general meeting of shareholders

•	Permission to ask questions

•	Approval of the issuing of minutes of a general meeting of shareholders

•	Approval of matters of resolution and granting to the board of directors the authority to execute matters that have been approved

(2) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(3) Allocation of Earned Surplus and Dividends

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A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

(United States)

•	In the following circumstances we will in principle oppose or withhold approval of a

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candidate for an internal director, or a candidate for an external director who cannot be found to have a relationship of independence from the relevant company:

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If the internal director or the external director who cannot be found to have a relationship of independence from the relevant company is a member of the compensation committee or the nominating committee;

•	If the audit committee, compensation committee, or nominating committee has not been established and the director functions as a committee member;

•	If the nominating committee has not been established;

•	If external directors who are independent from the relevant company do not constitute a majority of the board of directors;

•	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(Other than United States)

A decision concerning the independence of the candidate for director will be made in consideration of the conditions of each country.

(2) Suitability

•	In principle we shall oppose or withhold approval of a director candidate in the following circumstances:

•	An attendance rate of less than 75 percent at meetings of any of the board of directors, the audit committee, the compensation committee, or the nominating committee;

•	Serving as a director of six or more companies; or

•	Serving as a CEO of another company and also serving as an external director of at least two other companies.

(3) Corporate Governance Strategies

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In principle we will oppose or withhold approval of all candidates for reelection in the event that the board of directors employs a system of staggered terms of office and a problem of governance has occurred in the board of directors or committee but the responsible director is not made a subject of the current proposal to reelect directors.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection of a director who is a member of the audit committee:

•	If an excessive auditing fee is being paid to the accounting auditor;

•	If the accounting auditor has expressed an opinion of non-compliance concerning the

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financial statements of the relevant company; or

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If the audit committee has agreed with the accounting auditor to reduce or waive the liability of accounting auditor, such as by limiting the right of the company or the shareholders to take legal action against the accounting auditor.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection as a director who is a member of the compensation committee:

•	If there appears to be a negative correlation between the business performance of the company and the compensation of the CEO;

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If in the case of an option for which the stock price of the relevant company is less than the exercise price, an amendment of the exercise price or an exchange for cash or the like has been made without the approval of a general meeting of shareholders;

•	If an exchange (sale) of stock options which is limited to a single exercise has been made without obtaining the approval of a general meeting of shareholders;

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If the burn rate has exceeded the level promised in advance to shareholders (the burn rate is the annual rate of dilution measured by the stock options or rights to shares with restriction on assignment that have been actually granted (otherwise known as the “run rate”)); or

•	If a compensation system or practice exists that presents a problem.

•	In the following circumstances we will in principle oppose or withhold approval of all candidates for reelection as directors:

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If the board of directors has not taken appropriate action regarding a shareholders’ proposal even if there was a shareholders’ proposal which has been approved by a majority of the valid votes in the previous period at a general meeting of shareholders;

•	If the board of directors has not taken appropriate action such as withdrawing a takeover defense strategy, despite a majority of shareholders having accepted a public tender offer; or

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If the board of directors has not taken appropriate action regarding the cause of opposition or withholding of approval even though at the general meeting of shareholders for the previous period there was a candidate for director who was opposed or for whom approval was withheld by a majority of the valid votes.

(4) Accountability

•	In the following cases we will consider opposing or withholding approval from a candidate for reelection as a director:

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If a notice of convening states that there is a director with an attendance rate of less than 75% at meetings of the board of directors or committee meetings, but the name of the individual is not specifically stated.

•

If the relevant company has a problematic system as set forth below, and business performance of the relevant company during the term in office of candidate has been in a deficit and with no dividend or is inferior when compared to those in the same industry in three consecutive periods :

•	A system of staggered terms of office;

•	A system of special resolution that is not by simple majority;

•	Shares of stock with multiple votes;

•	A takeover defense strategy that has not been approved by a resolution of a general meeting of shares;

•	No clause for exceptions exists in the event that there are competing candidates, even though a system of majority resolution has been introduced for the election of directors;

•	An unreasonable restriction is imposed on the authority of shareholders to convene an extraordinary general meeting of shareholders; or

•	An unreasonable restriction is imposed on the shareholders’ right to seek approval or disapproval on the part of shareholders by means of a letter of consent by shareholders;

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a dead hand or similar provision is included in a poison pill, until this provision is abolished.

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event of introducing a new poison pill with an effective duration of 12 months or more (a long-term pill), or any renewal of a poison pill including a short-term pill with an effective period of less than 12 months, by the board of directors without the approval of a general meeting of shareholders.

Nevertheless we will in principle vote in favor of all candidates for reelection as directors in the event of a new introduction if a commitment is made by binding resolution to seek approval of the new introduction at a general meeting of shareholders.

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a significant amendment to the disadvantage of shareholders is added to a poison pill, by the board of directors without the approval of a general meeting of shareholders.

(5) Business Performance of a Company

•

We will consider opposing or withholding a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

We will consider opposing or withholding candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

(6) Antisocial Activities on the Part of the Company

•

In principle we will oppose or withhold a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•

In principle we will oppose or withhold approval of a candidate for reelection as a director who was a member of the audit committee, if inappropriate accounting practices occurred at the relevant company such as window dressing, accounting treatment that deviates from GAAP (generally accepted accounting principles), or a significant omission in disclosure pursuant to Article 404 of the Sox Law.

(7) Other

•	In principle we will oppose or withhold a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

(8) Amendment of the Number and Composition of Directors

•

A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will vote in favor of a proposal to diversify the composition of a board of directors.

•	In principle we will vote in favor of a proposal to fix the number of members of a board of directors, except when it is determined that this is a takeover defense strategy.

•	In principle we will oppose a proposal to make shareholder approval unnecessary in connection with an amendment of the number of members or composition of the board of directors.

(9) Amendment of Qualification Requirements, Period of Service, or Extent of Liability of Directors

•

A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•	In principle we will oppose a proposal requesting retention of a certain number of a

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(10) Amendment of the Procedural Method for Election of Directors

•

We will decide on proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

•	In principle we will vote in favor of a proposal to require the approval of the majority of the valid votes for an election of a director.

•	In principle we will vote in favor of a proposal to prohibit the US style voting system.

3. Election of Statutory Auditors

•	A decision regarding a proposal in connection with electing a statutory auditor shall be made by considering, inter alia, the independence and suitability of the statutory auditor candidate.

•	In principle we will oppose a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

•

A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

4. Election of Accounting Auditor

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

•

In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

•

In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

5. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation (Including Bonus)

•	Proposals concerning compensation will be decided in consideration of, inter alia, levels of compensation, business performance of the company, and the reasonability of the framework.

•	In principle we will vote in favor of a proposal to obtain approval of compensation reports, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation.

•	A compensation framework or practice exists which presents an issue.

•	In principle we will oppose a proposal to set an absolute level or maximum compensation.

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Stock Option Plan

•

A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(3) Stock Purchase Plan

•

A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation and the reasonability of the plan.

(4) Retirement Bonus of Directors or Statutory Auditors

•

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company. In principle we will

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

oppose awarding a retirement bonus in the event that a significant criminal act has been committed by the recipient during his or her term in office. Moreover we will also consider opposing the awarding of a retirement bonus in the event that the business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry. In principle we will oppose awarding a retirement bonus in the event that during the term in office of the recipient inappropriate accounting practices occurred such as window dressing or accounting treatment that deviates from generally accepted accounting principles or a significant omission in disclosure, or a corporate scandal occurred, which had a significant impact on society and caused or could cause damage to shareholder value.

6. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

•

A decision regarding a proposal requesting an increase in the number of authorized shares of stock shall be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

•

In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

•

In principle if the existing shareholders will be granted new share subscription rights (pre-emptive purchase rights) we will vote in favor of a proposal to issue new shares up to 100 percent of the number of shares issued and outstanding.

•

If the existing shareholders will not be granted new share subscription rights (pre-emptive purchase rights) we will in principle vote in favor of a proposal to issue new shares up to 20 percent of the number of shares issued and outstanding.

•	In principle we will oppose a proposal to issue new shares after an acquirer has appeared.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Reduction in Par Value of Shares

•	In principle we will vote in favor of a proposal reducing the par value of shares.

(7) Preferred Shares

•

A decision regarding a proposal in connection with creating new preferred shares or amending the number of authorized preferred shares shall be made by considering, inter alia, the existence or absence of voting rights, dividends, conversion or other rights to be granted to the preferred shares as well as the reasonability of those rights.

•

In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

•

In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to make the issuing of preferred shares a matter for approval by the shareholders.

(8) Classified Shares

•	In principle we will oppose a proposal requesting the creation of new shares with differing voting rights or increasing the authorized number of shares with differing voting rights.

•	In principle we will vote in favor of a proposal to convert to a capital structure in which there is one vote per share.

(9) Issuing of Convertible Bonds

•

A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(10) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•	A decision regarding a proposal to issue non-convertible bonds will be made by considering, inter alia, the financial condition of the relevant company.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	A decision regarding a proposal to increase a borrowing limit shall be made by considering, inter alia, the financial condition of the relevant company.

(11) Equitization of Debt

•

A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, as well as the impact on listing of the shares and on the continuity of the company.

(12) Capital Reduction

•

A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(13) Financing Plan

•

A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(14) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

7. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

•

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•

In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

(3) Amendment of the Quorum of a General Meeting of Shareholders

•

A decision regarding a proposal in connection with amending the quorum of a general meeting of shareholders and a special resolution of a general shareholders meeting will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders as well as the customs of the region or country.

•	In principle we will oppose a proposal to reduce the quorum of a general meeting of shareholders.

•	In principle we will oppose a proposal to reduce the quorum of a special resolution.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

(5) Other

(Anonymous Voting)

•

In principle we will vote in favor of a proposal requesting anonymous voting, an independent vote counter, an independent inspector, and separate disclosure of the results of voting on a resolution of a general meeting of shareholders.

(Authority to Postpone General Meetings of Shareholders)

•	In principle we will oppose a proposal requesting to grant to a company the authority to postpone a general meeting of shareholders.

(Requirement of Super Majority Approval)

•	In principle we will vote in favor of a proposal requesting a relaxation or abolishment of the requirement for a super majority.

8. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

corporate registration.

(2) Corporate Restructuring

A decision regarding a proposal in connection with a merger, acquisition, assignment or acquisition of business, company split (spin-off), sale of assets, being acquired, corporate liquidation or other corporate restructuring will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares and on the continuity of the company.

•

A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

•

A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past on the part of a candidate for director, the actions in corporate governance, accountability the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

•

A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

In principle we will oppose a proposal requesting the introduction of staggered board of directors:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•

In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors. However, in principle we will oppose a proposal which a majority of valid votes is required to elect a director except in the event that shareholders are able to write-in their own candidate in the convening notice or ballot of the company and the number of candidates exceeds a prescribed number.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

•	Authority to Call an Extraordinary General Meeting of Shareholders

•	In principle we will vote in favor of a proposal requesting a right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to call an extraordinary general meeting of shareholders.

•	Letter of Consent Seeking Approval or Disapproval from Shareholders

•	In principle we will vote in favor of a proposal requesting that shareholders have the right to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

(5) Takeover Defense Strategies

•	Rights Plan (Poison Pill)

A decision regarding a proposal in connection with introducing a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period,

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	Fair Price Conditions

A decision regarding a proposal in connection with introducing fair price conditions will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of fair price conditions, provided that the following is satisfied.

•	At the time of triggering the fair price provision, the approval of a majority or not more than a majority of shareholders without a direct interest in the acquisition is to be sought

•	In principle we will vote in favor of a proposal to reduce the number of approvals by shareholders that is necessary to trigger fair price provision.

•	Anti-Greenmail Provision

A decision regarding a proposal in connection with introducing an anti-greenmail provision will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of anti-greenmail provisions, provided that all of the following standards are satisfied:

•	The definition of greenmail is clear

•

If a buyback offer is to be made to a person who holds a large number of shares, that the buy-back offer will be made to all shareholders, or confirmation will be made that shareholders who do not have a direct interest in the takeover do not oppose the buyback offer to the person who holds a large number of shares.

•	No clause is included which would restrict the rights of shareholders, such as measures to deter being bought out.

•	Golden Parachute and Tin Parachute Conditions

A decision regarding a proposal in connection with introducing a golden parachute or a tin parachute will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, the level of compensation to be provided and the reasonability of the plan.

•	In principle we will vote in favor of a proposal to introduce or amend a golden parachute or a tin parachute if all of the following criteria are satisfied:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	The triggering of the golden parachute or the tin parachute will be determined by an independent committee.

•	The payable compensation shall be no more than three times the employment compensation payable for a year.

•	Payment of compensation shall be made after the transfer of control.

•	Classified Shares

In principle we will oppose a proposal in connection with creating new classified shares with multiple voting rights.

A decision regarding a proposal in connection with creating new classified shares with no voting rights or less voting rights will be made in consideration of, inter alia, the terms of the classified shares.

•	In principle we will oppose a proposal to create classified shares with multiple voting rights.

•	In principle we will vote in favor of a proposal to create new classified shares with no voting rights or less voting rights if all of the following conditions are satisfied.

•	The objective of creating the new classified shares is to obtain financing while minimizing the dilution of the existing shareholders.

•	The creation of the new classified shares does not have an objective of protecting the voting rights of shareholders that have a direct interest in a takeover or of major shareholders.

•	Issuing New Shares to a White Squire or a White Knight

A decision regarding a proposal in connection with issuing shares to a white squire or a white knight will be made in consideration of, inter alia, the conditions of issuing the shares.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal in connection with introducing or amending a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

9. Social, Environmental and Political Problems

A decision regarding a proposal in connection with a social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, the impact on the financial condition and the business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

10. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following criteria are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

11. Other

(1) Directors

•	Ex Post Facto Approval of Actions by Directors and Executive Officers

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by the directors or executive officers as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Separation of Chairman of the Board of Directors and CEO

•

In principle we will vote in favor of a proposal to have a director who is independent from the relevant company serve as the chairman of the board of directors as long as there are not sufficient reasons to oppose the proposal, such as the existence of a corporate governance organization that will counter a CEO who is also serving as chairman.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Independence of Board of Directors

•

In principle we will vote in favor of a proposal to have directors who are independent from the relevant company account for at least a majority or more than two-thirds of the members of the board of directors.

•	In principle we will vote in favor of a proposal that the audit committee, compensation committee and nominating committee of the board of directors shall be composed solely of independent directors.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

(2) Statutory Auditors

•	Ex Post Facto Approval of Actions by Statutory Auditors

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by a statutory auditor as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Attendance by a Statutory Auditor at a General Meeting of Shareholders

In principle we will vote in favor of a proposal requesting that a statutory auditor attend a general meeting of shareholders.

(3) Accounting Auditor

•	Fees of an accounting auditor

•	In principle we will vote in favor of a proposal requesting that the decision on the fees of an accounting auditor is left up to the discretion of the board of directors.

•	In principle we will oppose a proposal to reduce or waive the liability of an accounting auditor.

•	Selection of the Accounting Auditor by a General Meeting of Shareholders

•	In principle we will vote in favor of a proposal to make the selection of an accounting auditor a matter for resolution by a general meeting of shareholders.

12. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

13. Shareholder Proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guideline along with company’s proposal, however, will be considered on the basis of proposed individual items.

Proxy Policies and Procedures

for

Invesco Asset Management Deutschland GmbH

April 2013

INVESCO CONTINENTAL EUROPE

VOTING RIGHTS POLICY

INVESCO ASSET MANAGEMENT SA (& BRANCHES IN AMSTERDAM, BRUSSELS, MADRID, MILAN, STOCKHOLM)

INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH

INVESCO ASSET MANAGEMENT ÖSTERREICH GMBH

Approach

This document sets out the high level Proxy Voting Policy of the companies outlined above and referred to as Invesco Continental Europe (“Invesco CE”). The principles within this policy are followed by these companies or to any of its delegates as applicable.

Invesco CE is committed to the fair and equitable treatment of all its clients. As such Invesco CE has put in place procedures to ensure that voting rights attached to securities within a UCITS or portfolio for which it is the Management Company are exercised where appropriate and in the best interests of the individual UCITS/ portfolio itself. Where Invesco CE delegates the activity of Investment Management it will ensure that the delegate has in place policies and procedures consistent with the principles of this policy.

Voting Opportunities

Voting opportunities which exist in relation to securities within each individual UCITS/ portfolio are monitored on an ongoing basis in order to ensure that advantage can be taken of any opportunity that arises to benefit the individual UCITS/ portfolio.

When is has been identified that a voting opportunity exists, an investment decisions is taken whether or not the opportunity to vote should be exercised and, if relevant, the voting decision to be taken. Considerations which are taken into account include:

•	The cost of participating in the vote relative to the potential benefit to the UCITS/portfolio.

•

The impact of participation in a vote on the liquidity of the securities creating the voting opportunity due to the fact that some jurisdictions will require that the securities are not sold for a period if they are the subject of a vote.

•	Other factors as deemed appropriate by the Investment Manager in relation to the investment objectives and policy of the individual UCITS/ portfolio.

It may be the case that an investment decision is taken not to participate in a vote. Such decisions can be equally appropriate due to the considerations applied by the investment team to determine the relative benefit to the individual UCITS/ portfolio, based on criteria such as fund size, investment objective, policy and investment strategy applicable.

Conflicts of Interest:

Invesco CE has a Conflicts of Interest Policy which outlines the principles for avoiding, and where not possible, managing conflicts of interest. At no time will Invesco CE use shareholding powers in respect of individual UCITS/portfolio to advance its own commercial interests, to pursue a social or political cause that is unrelated to a UCITS’/portfolio’s economic interests, or to favour another UCITS/ portfolio or client or other relationship to the detriment of others. This policy is available, free of cost, from any of the Invesco CE companies.

Information on Voting Activity:

Further information on votes which were available to individual UCITS and actions taken are available to unitholders free of charge and by request to the UCITS Management Company.

Proxy Policies and Procedures

for

Invesco PowerShares Capital Management LLC

Invesco PowerShares Capital Management LLC

PROXY VOTING POLICY

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Approved June 24, 2014, amended December 18, 2014

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

Approved June 24, 2014, amended December 18, 2014

APPENDIX F

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Funds have no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 15, 2015.

Invesco Alternative Strategies Fund

	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Duy Nguyen Houston, TX 77005-4022	—	—	—	11.51%	—	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St NE Ste 41800 Atlanta GA 30309-2499	39.89%	45.75%	55.33%	71.12%	100.00%	100.00%

ITC Cust IRA R/O IRA R/O William C Mathews Lemont Frnc PA 15456-1148	6.26%	—	—	—	—	—

ITC Cust Roth IRA FBO C Glenn Dorsey McDonough GA 30253-6325	—	34.11%	—	—	—	—

ITC Cust Roth IRA FBO Margaret A Dorsey McDonough GA 30253-6325	—	14.97%	—	—	—	—

F-1

	Class A Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
ITC Wagner –Casper Ins Agency James A Wagner Marinette WI 54143-8900	6.36%	—	—	—	—	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	14.57%	—	—	—	—	—

MST Holding Plan Matthew St. Amant Shreveport LA 7116-1118	—	—	44.67%	—	—	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd FL 5 FL4 Jersey City NJ 07310-2010	10.84%	—	—	—	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.87%	—	—	16.69%	—	—

Invesco Conservative Allocation Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Ascensus Trust Company Orthopaedic Associates, Inc. PSP 2 PO Box 10758 Fargo ND 58106-0758	—	—	—	8.19%	—	—	—

F-2

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd. King of Prussia, PA 19406-1212	7.54%	11.11%	—	—	—	—	—

Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	28.02%	18.12%	27.81%	—	—	—	49.90%

First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	7.51%	—	—	—	13.29%	—

Getty J George III & Lori L George TTEES The George Family Living Trust UA Riverside, CA 92505-2507	—	—	—	—	16.11%	—	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St. NE Ste 1800 Atlanta, GA 30309-2499	—	—	—	—	—	—	39.37%

ITC Cust IRA FBO James B Rogers Kingwood, TX 77339-1338	—	—	—	—	—	11.61%	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	—	—	5.64%	—	—	—	—

F-3

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Merrill Lynch 4800 Deer Lake Dr. East Jacksonville, FL 32246-6484	—	—	—	12.69%	—	—	—

Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	—	—	—	6.91%	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd. Floor 5 Jersey City, NJ 07310-2010	—	5.00%	—	—	—	—	10.73%

PAI Trust Company Inc. FBO Peaks Prairie Markets Inc. 401K 1300 Enterprise Dr. De Pere, WI 54115-4934	—	—	—	8.74%	—	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.07%	6.04%	5.50%	—	—	5.81%	—

UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd. FL 9 Jersey City NJ 07310-2055	—	—	—	—	—	5.57%	—

William O Dudley & Martha F Dudley TTEES The Dudley Living Trust UA Austin, TX 78727-1109	—	—	—	—	—	29.59%	—

F-4

Invesco Global Low Volatility Equity Yield Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN 55402-2405	5.59%	—	—	—	—	—

American United Life Group Retirement Annuity PO Box 398 Indianapolis IN 46206	—	—	—	—	—	10.57%

Ascensus Trust Company International Srvcs & Advisors 401K PO Box 10758 Fargo ND 58106-0758	—	—	—	11.85%	—	—

Ascensus Trust Company Glander Electric Company Inc. 401K PO Box 10758 Fargo ND 58106-0758	—	—	—	9.25%	—	—

Ascensus Trust Company ASR Corporation PSP PO Box 10758 Fargo ND 58106-0758	—	—	—	8.62%	—	—

Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	18.40%	—	12.06%	—	—	—

F-5

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	—	—	—	22.36%	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	—	—	—	—	10.40%	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 2nd Floor Jacksonville, FL 32246-6484	—	—	17.67%	—	35.61%	84.97%

Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	__	6.31%	—	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	6.79%	8.35%	5.56%	—	8.12%	—

State Street Bank & Trust Co FBO ADP/MSDW Alliance 1 Lincoln St Boston, MA 02111-2900	—	—	—	17.41%	—	—

F-6

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd. FL 9 Jersey City NJ 07310-2055	—	—	5.03%	—	8.65%	—

Invesco Growth Allocation Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	13.81%	29.25%	—	—	—	—	—

Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	17.03%	8.65%	8.86%	—	—	—	—

First Clearing, LLC Special Custody Acct for the Exclusive Benefits of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	—	—	—	—	6.53%	—

F-7

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Great-West Trust Company LLC TTEE FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	—	—	—	—	—	6.18%	—

Interactive Brokers LLC 2 Pickwick Plaza Greenwich, CT 06830-5576	—	—	—	—	—	6.02%	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St NE, Ste. 1800 Atlanta, GA 30309-2460	—	—	—	—	—	—	9.84%

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	—	—	—	—	—	6.03%	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr East 2nd Floor Jacksonville, FL 32246-6484	—	—	—	—	—	18.05%	—

Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	—	—	—	6.79%	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Floor 5 Jersey City, NJ 07310-2010	—	—	—	—	—	—	90.16%

F-8

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	—	—	6.03%	—	—	7.35%	—

Invesco Income Allocation Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN 55402-2405	6.64%	7.24%	—	—	—	—

Ascensus Trust Company Ross Printing 401K PL PO Box 10758 Fargo ND 58106-0758	—	—	—	10.56%	—	—

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	5.35%	8.90%	—	—	—	—

Charles Schwab & Co. Inc. Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	—	6.12%	—	—	—	—

F-9

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	51.63%	10.02%	54.73%	—	—	—

First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	—	—	—	22.53%	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	—	—	—	—	6.85%	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr. East 2nd FL. Jacksonville, FL 32246-6484	—	6.87%	—	—	19.41%	—

Mid Atlantic Trust Company FBO Niman Paper Supply Inc. 401K Profi 1251 Waterfront PL Ste 525 Pittsburg PA 15222-4228	—	—	—	9.52%	—	—

Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	—	—	21.20%	—

F-10

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd FL 5 FL4 Jersey City NJ 07310-2010	—	7.20%	—	—	—	7.49%

Nationwide Trust Company FSB c/o IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	—	—	—	—	—	36.98%

PAI TRUSTCO INC FBO Colt Services LP 1300 Enterprise Dr. De Pere, WI 54115-4934	—	—	—	21.88%	—	—

PAI TRUSTCO INC FBO Gregg C Mazonas 401K 1300 Enterprise Dr. De Pere, WI 54115-4934	—	—	—	6.08%	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	—	10.86%	5.43%	—	7.01%	31.36%

State Street Cust FBO ADP Access 1 Lincoln St Boston, MA 02111-2900	—	—	—	—	—	22.51%

F-11

Invesco International Allocation Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment SVC 707 2nd Ave S Minneapolis, MN 55402-2405	17.20%	9.10%	11.44%	—	—	—

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	5.69%	—	—	—	—	—

Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	14.81%	—	—	—	—	—

First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	5.97%	5.86%	—	12.33%	—

Merrill Lynch Pierce Fenner & Smith FBO the Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr. East, 2nd FL. Jacksonville, FL 32246-6484	—	—	5.62%	10.88%	28.49%	—

Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	—	—	9.64%	—

F-12

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Floor 5 Jersey City, NJ 07310-2010	6.56%	—	6.80%	—	16.38%	99.89%

PAI Trustco FBO Trinity Bay Pipe & Supply 401K PSP 1300 Enterprise Dr. De Pere WI 54115-4934	—	—	—	5.16%	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.75%	9.57%	10.80%	—	—	—

Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	—	—	7.47%	—	—	—

Reliance Trust Co Cust FBO Massmutual Omnibus PLL/SMF PO Box 48529 Atlanta GA 30362-1529	—	—	—	6.10%	—	—

F-13

Invesco Mid Cap Core Equity Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN 55402-2405	8.95%	—	—	—	—	—	—

Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	11.87%	—	—	—	82.60%	—	—

First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	12.74%	7.66%	—	—	—	—

MAC & CO FBO PSP All Equity Mutual Fund Operations P O Box 3198 Pittsburgh, PA 15230-3198	—	—	—	—	—	15.77%	—

MAC & CO FBO PSP Balanced Growth & Income Mutual Fund Operations P O Box 3198 Pittsburgh, PA 15230-3198	—	—	—	—	—	8.21%	—

MAC & CO FBO PSP Balanced Toward Growth Mutual Fund Operations PO Box 3198 Pittsburgh, PA 15230-3198	—	—	—	—	—	17.96%	—

F-14

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
MAC & CO FBO PSP Growth Focus Mutual Fund Operations PO Box 3198 Pittsburgh, PA 15230-3198	—	—	—	—	—	14.20%	—

Mass Mutual Insurance Company 1295 State Street MIP C105 Springfield, MA 01111-0001	—	—	—	7.40%	—	—	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr East, 2nd Floor Jacksonville, FL 32246-6484	—	—	11.18%	7.85%	—	—	—

Morgan Stanley Smith Barney1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	11.68%	—	—	—	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Floor 5 Jersey City, NJ 07310-2010	6.87%	5.35%	8.03%	—	—	20.65%	95.85%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.88%	7.83%	7.18%	—	—	—	—

Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St. Petersburg, FL 33716-1102	—	—	13.61%	—	—	—	—

F-15

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
UBS WM USA Attn: Department Manager 499 Washington Blvd, FL 9 Jersey City, NJ 07310-2055	—	—	—	—	—	5.51%	—

Vanguard Fiduciary Trust Company AIM Funds DTD 03/16/2000 Attn: Outside Funds PO Box 2900 Valley Forge, PA 19482-2900	—	—	—	—	—	—	7.87%

Invesco Moderate Allocation Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	11.40%	—	—	—	—	—

Edward D. Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	—	17.33%	19.71%	—	—	—	—

F-16

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St. Saint Louis, MO 63103-2523	—	—	—	—	—	14.87%	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St NE, Ste. 1800 Atlanta, GA 30309-2460	—	—	—	—	—	—	7.61%

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr East 2nd Floor Jacksonville, FL 32246-6484	—	—	—	—	—	16.47%	—

MG Trust Company CUST FBO Argo Fine Imports Profit Sharing Pl 717 17th Street Suite 1300 Denver, CO 80202-3304	—	—	—	—	—	—	92.39%

MG Trustco CUST FBO Martin Ragno & Assoc. PS 401K PL 717 17th Street Suite 1300 Denver, CO 80202-3304	—	—	—	—	—	9.78%	—

Mid Atlantic Trustco FBO Goodwill Industries 403 B Retplan 1251 Waterfront Place Suite 525 Pittsburg PA 15222-4228	—	—	—	—	—	19.41%	—

F-17

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	—	—	—	—	6.38%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	—	—	5.20%	5.51%	—	—	8.38%

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 510 Marquette Ave S Minneapolis, MN 55402-1110	—	—	—	—	—	—	5.58%

Invesco Multi-Asset Inflation Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Duy K Nguyen Houston TX 77005-4022	—	—	—	—	15.69%	—	—	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St NE, Ste. 1800 Atlanta, GA 30309-2460	84.35%	—	100.00%	100.00%	39.30%	—	—	100.00%

F-18

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Invesco Group Services Inc. 1555 Peachtree St NE Atlanta GA 30309-2460	—	—	—	—	44.61%	—	—	—

Red Apple Auctions Co Sherry R Truhlar Alexandria VA 22302.2004	5.96%	—	—	—	—	—	—	—

Invesco Small Cap Growth Fund

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American United Life Group Retirement Annuity PO Box 398 Indianapolis, IN 46206	—	—	—	20.51%	—	—	—	—

Charles Schwab & Co. Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	—	—	—	—	—	6.75%	8.14%	55.20%

F-19

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Hartford Life Insurance Co. Separate Account 401K Attn: UIT Operations PO Box 2999 Hartford, CT 06104-2999	5.03%	—	—	22.41%	—	—	—	—

John Hancock Life Insurance Co U.S.A RPS Trading OPS – ST4 601 Congress St. Boston, MA 02210-2804	—	—	—	—	—	—	19.16%	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	—	—	—	—	14.73%	—	—	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr East, 2nd Floor Jacksonville, FL 32246-6484	—	—	32.37%	—	—	—	6.74%	—

Morgan Stanley Smith Barney 1 New York Plaza, Floor 12 New York, NY 10004-1901	—	—	6.13%	—	10.51%	—	—	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd., Floor 5 Jersey City, NJ 07310-2010	14.24%	—	—	—	—	31.83%	31.77%	14.04%

F-20

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares	Investor Class Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Northern Trustco TTEE FBO Apollo DV PO Box 92994 Chicago IL 60675-2994	—	—	—	—	12.70%	—	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	—	5.85%	6.27%	—	—	—	—	—

PIMS/Prudential RETPLAN Nominee Trustee Custodian Employers Mutual Casualty 768 Employers Mutual Casualty 717 Mulberry Street Des Moines, IA 50309-3810	—	—	—	—	14.71%	—	—	—

SAXON & CO. FBO PO Box 7780-1888 Philadelphia, PA 19182-0001	—	—	—	—	—	—	—	7.55%

Wells Fargo Bank West TTEE FBO County of Orange DCP C/O Fascore LLC 8515 E. Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	—	—	—	—	—	—	—	13.02%

Management Ownership

As of April 15, 2015, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund, except the trustees and officers as a group owned 2.27% of the outstanding Class Y shares of Invesco Global Low Volatility Equity Yield Fund and 2.17% of the outstanding Class Y shares of Invesco International Allocation Fund.

F-21

APPENDIX G

MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

Fund Name	2014			2013			2012
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Invesco Alternative Strategies Fund[1]	$120	$(120)	$0	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Global Low Volatility Equity Yield Fund	$1,540,980	$(12,265)	$1,528,715	$1,169,803	$(4,551)	$1,165,352	$1,074,418	$(1,689)	$1,072,729
Invesco Mid Cap Core Equity Fund	$17,282,493	$(610,131)	$16,672,362	$17,362,048	$(623,588)	$16,738,460	$17,525,557	$(877,228)	$16,648,329
Invesco Multi-Asset Inflation Fund[1]	$91	$(91)	$0	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Small Cap Growth Fund	$15,750,789	$(72,207)	$15,678,582	$14,045,687	$(43,302)	$14,002,385	$12,163,117	$(38,627)	$12,124,490

[1]	Commenced operations on October 14, 2014.

G-1

APPENDIX H

PORTFOLIO MANAGERS

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Funds that they manage. Accounts are grouped into three categories: (i) investments made directly in the Fund, (ii) investments made in an Invesco pooled investment vehicle with the same or similar objectives and strategies as the Fund, and (iii) any investments made in any Invesco Fund or Invesco pooled investment vehicle. The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

Investments

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Alternative Strategies Fund
Duy Nguyen	$10,001 - $50,000	N/A	$500,001 - $1,000,000
Invesco Conservative Allocation Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Invesco Global Low Volatility Equity Yield Fund
Michael Abata	None	N/A	$100,001 - $500,000
Uwe Draeger[4]	None	N/A	$10,001 - $50,000
Nils Huter[4]	None	N/A	$50,001 - $100,000
Charles Ko	None	N/A	$10,001 - $50,000

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
[3]	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
[4]	Shares of the Fund are not sold in Germany, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Jens Langewand[4]	None	N/A	None
Andrew Waisburd	None	N/A	$100,001 - $500,000
Invesco Growth Allocation Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Invesco Income Allocation Fund
Duy Nguyen	None	N/A	$500,001 -$1,000,000
Invesco International Allocation Fund
Duy Nguyen	$1 - $10,000	N/A	$500,001 - $1,000,000
Invesco Mid Cap Core Equity Fund
Brian Nelson	$100,001 - $500,000	N/A	Over $1,000,000
Ronald Sloan	Over $1,000,000	N/A	Over $1,000,000
Invesco Moderate Allocation Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Invesco Multi-Asset Inflation Fund
Duy Nguyen	$10,001 - $50,000	N/A	$500,001 - $1,000,000
Invesco Small Cap Growth Fund
Juliet Ellis	Over $1,000,000	N/A	Over $1,000,000
Juan Hartsfield	$500,001 - $1,000,000	N/A	Over $1,000,000
Clay Manley	$500,001 - $1,000,000	N/A	Over $1,000,000

Assets Managed

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Alternative Strategies Fund
Duy Nguyen	5	$766.2	12	$1,960.8	None	None
Invesco Conservative Allocation Fund
Mark Ahnrud	16	$14,839.0	19	$4,116.7	None	None

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed			Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)		Number of Accounts	Assets (in millions)
Chris Devine	16	$14,839.0	19	$4,116.7		None	None
Scott Hixon	16	$14,839.0	19	$4,116.7		None	None
Christian Ulrich	16	$14,839.0	19	$4,116.7		None	None
Scott Wolle	16	$14,839.0	24	$13,444.5		None	None
Invesco Global Low Volatility Equity Yield Fund
Michael Abata	7	$505.0	38[5]	$9,863	[5]	100[6]	$14,979	[6]
Uwe Draeger	2	$14.0	38[5]	$9,863	[5]	100[6]	$14,979	[6]
Nils Huter	2	$14.0	38[5]	$9,863	[5]	100[6]	$14,979	[6]
Charles Ko	7	$505.0	38[5]	$9,863	[5]	100[6]	$14,979	[6]
Jens Langewand	2	$14.0	38[5]	$9,863	[5]	100[6]	$14,979	[6]
Andrew Waisburd	7	$505.0	38[5]	$9,863	[5]	100[6]	$14,979	[6]
Invesco Growth Allocation Fund
Mark Ahnrud	16	$14,035.2	19	$4,116.7		None	None
Chris Devine	16	$14,035.2	19	$4,116.7		None	None
Scott Hixon	16	$14,035.2	19	$4,116.7		None	None
Christian Ulrich	16	$14,035.2	19	$4,116.7		None	None
Scott Wolle	16	$14,035.2	24	$13,444.5		None	None
Invesco Income Allocation Fund
Duy Nguyen	5	$476.4	12	$1,960.8		None	None
Invesco International Allocation Fund
Duy Nguyen	5	$590.9	12	$1,960.8		None	None
Invesco Mid Cap Core Equity Fund
Brian Nelson	8	$9,157.6	1	$121.6		1,585[7]	$342.5	[7]
Ronald Sloan	3	$7,581.5	None	None		1,375[7]	$284.7	[7]
Invesco Moderate Allocation Fund
Mark Ahnrud	16	$14,283.5	19	$4,116.7		None	None
Chris Devine	16	$14,283.5	19	$4,116.7		None	None
Scott Hixon	16	$14,283.5	19	$4,116.7		None	None
Christian Ulrich	16	$14,283.5	19	$4,116.7		None	None
Scott Wolle	16	$14,283.5	24	$13,444.5		None	None
Invesco Multi-Asset Inflation Fund
Duy Nguyen	5	$766.4	12	$1,960.8		None	None
Invesco Small Cap Growth Fund
Juliet Ellis	12	$5,569.3	1	$929.1		2	$1,606.8
Juan Hartsfield	12	$5,569.3	2	$1,181.0		2	$1,606.8
Clay Manley	7	$3,433.6	None	None		1	$85.8

Potential Conflicts of Interest

[5]	This amount includes 3 funds that pay performance-based fees with $755M in total assets under management.
[6]	This amount includes 22 funds that pay performance-based fees with $4,363M in total assets under management.
[7]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each affiliated Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[8]
Invesco[9] Invesco Deutschland Invesco Hong Kong[9] Invesco Asset Management.	One-, Three- and Five-year performance against Fund peer group.

Invesco- Invesco Real Estate[9,10] Invesco Senior Secured[9,11]	Not applicable

Invesco Canada[9]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.

Invesco Japan[12]	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Deferred / Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of deferred/long term compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

[8]	Rolling time periods based on calendar year-end.
[9]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.
[10]	Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.
[11]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
[12]	Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

APPENDIX I

ADMINISTRATIVE SERVICES FEES

The Funds paid Invesco the following amounts for administrative services for the last three fiscal years ended December 31:

FUND NAME	2014	2013	2012
Invesco Alternative Strategies Fund[1]	$10,822	N/A	N/A
Invesco Conservative Allocation Fund	113,139	$109,817	$119,301
Invesco Global Low Volatility Equity Yield Fund	50,000	50,000	50,000
Invesco Growth Allocation Fund	303,038	265,313	246,253
Invesco Income Allocation Fund	77,582	50,000	50,000
Invesco International Allocation Fund	50,000	50,000	50,000
Invesco Mid Cap Core Equity Fund	510,650	512,241	524,295
Invesco Moderate Allocation Fund	242,856	226,432	224,674
Invesco Multi-Asset Inflation Fund[1]	10,822	N/A	N/A
Invesco Small Cap Growth Fund	485,0156	450,914	424,533

[1]	Commenced operations on October 14, 2014.

I-1

APPENDIX J

BROKERAGE COMMISSIONS

AND COMMISSIONS ON AFFILIATED TRANSACTIONS

Set forth below are brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended December 31. Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

	Total $ Amount of Brokerage Commissions Paid			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Brokerage Transactions Effected Through Affiliated Brokers

Fund	2014	2013	2012	2014	2013	2012	2014	2014
Invesco Alternative Strategies Fund[2]	$12	N/A	N/A	$2	N/A	N/A	17.4%	20.70%
Invesco Conservative Allocation Fund[3]	3,352	13,792	3,728	0	N/A	N/A	0	0
Invesco Global Low Volatility Equity Yield Fund[4]	36,417	32,306	18,425	$0	$0	$0	0	0
Invesco Growth Allocation Fund[3]	33,250	68,913	N/A	0	N/A	N/A	0	0
Invesco Income Allocation Fund	N/A	N/A	N/A	0	N/A	N/A	0	0
Invesco International Allocation Fund	4,409	3,929	5,149	0	N/A	N/A	0	0
Invesco Mid Cap Core Equity Fund	1,365,909	1,621,078	2,941,270	4,374	25,955	10,967	0.32	0.81
Invesco Moderate Allocation Fund[3]	18,501	44,614	5,665	0	N/A	N/A	0	0
Invesco Multi-Asset Inflation Fund[2]	18	N/A	N/A	0	N/A	N/A	0	0
Invesco Small Cap Growth Fund	892,545	719,365	966,195	18,713	N/A	0	2.10	1.76

[1]	Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.
[2]	Commenced operations on October 14, 2014.
[3]	The decrease in brokerage commissions in 2014 was due to strategic portfolio changes being lessor in 2014.

J-1

APPENDIX K

DIRECTED BROKERAGE (RESEARCH SERVICES)

During the last fiscal year ended December 31, 2014, each Fund allocated the following amount of transactions to broker-dealers that provided Invesco with certain research, statistics and other information:

Fund	Transactions(1)	Related Brokerage Commissions(1)
Invesco Alternative Strategies Fund[2]	$0	$0
Invesco Conservative Allocation Fund[2]	N/A	N/A
Invesco Global Low Volatility Equity Yield Fund	0	0
Invesco Growth Allocation Fund[2]	N/A	N/A
Invesco Income Allocation Fund[2]	N/A	N/A
Invesco International Allocation Fund[2]	N/A	N/A
Invesco Mid Cap Core Equity Fund	1,474,584,197	1,301,629
Invesco Moderate Allocation Fund[2]	N/A	N/A
Invesco Multi-Asset Inflation Fund[2]	0	0
Invesco Small Cap Growth Fund	1,092,698,596	766,057

[1]	Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.
[2]	This Fund is a fund of funds, and therefore does not allow transactions for research, statistics or other information. However, for such data for each of the underlying funds which comprise the subject fund of funds, please see the SAI of each underlying fund.

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

During the last fiscal year ended December 31, 2014, the Funds did not purchase securities issued by “regular” brokers or dealers.

K-1

APPENDIX L

PURCHASE, REDEMPTION AND PRICING OF SHARES

All references in the following “Purchase, Redemption and Pricing of Shares” section of this SAI to Class A, B, C and R shares shall include Class A2 and AX (except Invesco Money Market Fund), Class BX, Class CX, and Class RX shares, respectively, unless otherwise noted. All references in the following “Purchase, Redemption and Pricing of Shares” section of this SAI to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.

Transactions through Financial Intermediaries

If you are investing indirectly in an Invesco Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a Retirement and Benefit Plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Invesco Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Invesco Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in Funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge (CDSC). The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading.

If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a Retirement and Benefit Plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

Unless otherwise provided, the following are certain defined terms used throughout this prospectus:

•	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.

•	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.

•	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.

•	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.

Purchase and Redemption of Shares

Purchases of Class A shares, Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, Class AX shares of Invesco Money Market Fund and Invesco Balanced-Risk Retirement Funds and Invesco Cash Reserve Shares of Invesco Money Market Fund

Initial Sales Charges. Each Invesco Fund (other than Invesco Tax-Exempt Cash Fund) is grouped into one of four categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Distributors, Inc. (Invesco Distributors) and participating dealers for their expenses incurred in connection with the distribution of the Invesco Funds’ shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.

Class A shares of Invesco Tax-Exempt Cash Fund and Invesco Cash Reserve Shares of Invesco Money Market Fund are sold without an initial sales charge.

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Category I Funds

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Charter Fund

Invesco China Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Pacific Growth Fund

Invesco Premium Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 50,000	5.50%	5.82%	5.00%
$50,000 but less than $ 100,000	4.50%	4.71%	4.00%
$100,000 but less than $ 250,000	3.50%	3.63%	3.00%
$250,000 but less than $ 500,000	2.75%	2.83%	2.25%
$500,000 but less than $ 1,000,000	2.00%	2.04%	1.75%

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Category II Funds

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco International Total Return Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund

Invesco U.S. Mortgage Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	4.25%	4.44%	4.00%
$100,000 but less than $ 250,000	3.50%	3.63%	3.25%
$250,000 but less than $ 500,000	2.50%	2.56%	2.25%
$500,000 but less than $ 1,000,000	2.00%	2.04%	1.75%

Category III Funds

Invesco Limited Maturity Treasury Fund (Class A2 shares)

Invesco Tax-Free Intermediate Fund (Class A2 shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	1.00%	1.01%	0.75%
$100,000 but less than $ 250,000	0.75%	0.76%	0.50%
$250,000 but less than $ 1,000,000	0.50%	0.50%	0.40%

As of the close of business on October 30, 2002, Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

Category IV Funds

Invesco Floating Rate Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Maturity Treasury Fund (Class A shares)

Invesco Short Term Bond Fund

Invesco Strategic Real Return Fund

Invesco Tax-Free Intermediate Fund (Class A shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	2.50%	2.56%	2.00%
$100,000 but less than $ 250,000	1.75%	1.78%	1.50%
$250,000 but less than $ 500,000	1.25%	1.27%	1.00%

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Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I or II Funds do not pay an initial sales charge. Investors who purchase $500,000 or more of Class A shares of Category IV Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I or II Funds and make additional purchases that result in account balances of $1,000,000 or more ($500,000 or more for Category IV) do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of Class A shares of $1,000,000 or more (for Category I and II or $500,000 for Category IV), are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II, or IV Fund, each share will generally be subject to a 1.00% CDSC if the investor redeems those shares within 18 months after purchase.

Invesco Distributors may pay a dealer concession and/or advance a service fee on Large Purchases of Class A shares, as set forth below. Exchanges between the Invesco Funds may affect total compensation paid.

Payments for Purchases of Class A Shares by Investors Other than Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than Employer Sponsored Retirement and Benefit Plans:

Percent of Purchases – Categories I, II and IV

1% of the first $4 million
plus 0.50% of the next $46 million
plus 0.25% of amounts in excess of $50 million

If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, with respect to Categories I or II Funds, or $500,000 with respect to Category IV Funds, the purchase will be considered a “jumbo accumulation purchase.” With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

If an investor made a Large Purchase of Class A shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund on or after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II, or IV Fund, Invesco Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II, or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

Payments for Purchases of Class A Shares at NAV by Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for purchases of Class A shares at net asset value (NAV) of Category I, II, or IV Funds by Employer Sponsored Retirement and Benefit Plans provided that the applicable dealer of record is able to establish that the plan’s purchase of such Class A shares is a new investment (as defined below):

Percent of Purchases

0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million

A “new investment” means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Invesco Fund shares, (ii) an exchange of Invesco Fund shares, (iii) the repayment of one or more Employer Sponsored Retirement and Benefit Plan loans that were funded through the redemption of Invesco Fund shares, or (iv) money returned from another fund family. If Invesco Distributors pays a dealer concession in connection with an Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA Plan’s purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan first invests in Class A shares of an Invesco Fund. If the applicable dealer of record is unable to establish that an Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA Plan’s purchase of Class A shares at NAV is a new investment, Invesco Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan’s account(s).

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Fund Reorganizations. Class A Shares issued in connection with a Fund’s merger, consolidation, or acquisition of the assets of another Fund will not be charged an initial sales charge.

Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, the applicable initial sales charge for the new purchase may be reduced and will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. These reductions are available to purchasers that meet the qualifications listed in the prospectus under “Qualifying for Reduced Sales Charges and Sales Charge Exceptions.”

How to Qualify For Reductions in Initial Sales Charges under Rights of Accumulation (ROAs) or Letters of Intent (LOIs). The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Invesco Funds.

Letters of Intent

A purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a LOI; and (ii) subsequently fulfilling the conditions of that LOI.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Money Market Fund or Class IB, IC, Y, Investor Class and Class RX shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges since they cannot be tied to a LOI.

The LOI confirms the total investment in shares of the Invesco Funds that the purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

Calculating the Initial Sales Charge

•	Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” above).

•	It is the purchaser’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below under “Rights of Accumulation” if Invesco Investment Services, Inc., the Invesco Funds’ transfer agent (Transfer Agent) is advised of all other accounts at the time of the investment.

•	Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.

•	If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at any time prior to the completion of the original LOI. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•	By signing a LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser generally will have to pay the increased amount of sales charge.

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•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount computed to the nearest full share out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser’s name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released, and additional purchases will be subject to the appropriate breakpoint sales charge based on the account’s current ROA value.

•	If the intended investment is not completed, the purchaser generally will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the total amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

•	Accounts linked under the LOI revert back to ROA once a LOI is met, regardless of expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Distributors or its designee.

•	If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his or her total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Other Persons Eligible for the LOI Privilege

The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

LOIs and Contingent Deferred Sales Charges

All LOIs to purchase $1,000,000 or more of Class A shares of Category I, or II Funds or $500,000 or more of Class A shares of Category IV Funds are subject to an 18-month, 1% CDSC.

Rights of Accumulation

A purchaser may also qualify for reduced initial sales charges under Invesco’s ROA policy. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Distributors takes into account not only the money that is invested upon such proposed purchase, but also the value of all shares of the Invesco Funds owned by such purchaser, calculated at their then current public offering price.

If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Invesco Fund with a value of $30,000 and wishes to invest an additional $30,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 4.50% will apply to the full $30,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

ROAs are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

If an investor’s new purchase of Class A shares of a Category I, II, or IV Fund is at net asset value, the newly purchased shares may be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.

Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their

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qualification for the reduced charge. Invesco Distributors reserves the right to determine whether any purchaser is entitled to a reduced sales charge based upon the qualifications set forth in the prospectus under “Qualifying for Reduced Sales Charges and Sales Charge Exceptions.”

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Money Market Fund and Investor Class shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

Class A Shares Sold Without an Initial Sales Charge. Invesco Distributors permits certain other investors to invest in Class A shares without paying an initial sales charge, generally as a result of the investor’s current or former relationship with the Invesco Funds. It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.

•	Any current, former or retired trustee, director, officer or employee (or any immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any such persons;

•	Any current or retired officer, director, or employee (and members of his or her immediate family) of DST Systems, Inc. or Fiserv Output Solutions, a division of Fiserv Solutions, Inc;

•	Shareholders who received Class A shares of an Invesco Fund on June 1, 2010 in connection with the reorganization of a predecessor fund in which such shareholder owned Class H, Class L, Class P, and/or Class W shares, who purchase additional Class A shares of the Invesco Fund;

•	Shareholders of record holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of Invesco Constellation Fund or Invesco Charter Fund, respectively;

•	Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Invesco Constellation Fund in an account established with Invesco Distributors; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Invesco Constellation Fund is effected within 30 days of the redemption or repurchase;

•	Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds who purchase additional Class A shares;

•	Certain former AMA Investment Advisers’ shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time, who purchase additional Class A shares;

•	Shareholders of record of Advisor Class shares of an Invesco Fund on February 11, 2000 who have continuously owned shares of that Invesco Fund, who purchase additional shares of that Invesco Fund;

•	Shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares and who since that date have continuously held Class A shares, who purchase additional Class A shares;

•	Shareholders of record of Class B shares of Invesco Global Dividend Growth Securities Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund;

•	Shareholders of record of Class B shares of Invesco Van Kampen Global Equity Allocation Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund; and

•	Unitholders of Invesco unit investment trusts who enrolled prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Invesco Funds, who receive Class A shares of an Invesco Fund pursuant to such reinvestment program in an account established with Invesco Distributors. The Invesco Funds reserve the right to modify or terminate this program at any time.

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Payments to Dealers. Invesco Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and
Rule 12b-1 distribution fees discussed above. In this context, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Distributors or one or more of its corporate affiliates (collectively, the Invesco Distributors Affiliates). In addition to those payments, Invesco Distributors Affiliates may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Invesco Funds. Invesco Distributors Affiliates make these payments from their own resources, from Invesco Distributors’ retention of underwriting concessions and from payments to Invesco Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Distributors Affiliates will be reimbursed directly by the Invesco Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial intermediaries that sell shares of the Invesco Funds receive one or more types of these cash payments. Financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Invesco Distributors Affiliates do not make an independent assessment of the cost of providing such services. Certain financial intermediaries listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial intermediary to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

Financial Support Payments. Invesco Distributors Affiliates make financial support payments as incentives to certain financial intermediaries to promote and sell shares of Invesco Funds. The benefits Invesco Distributors Affiliates receive when they make these payments include, among other things, placing Invesco Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Financial support payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including Invesco Funds in its Fund sales system (on its sales shelf). Invesco Distributors Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to Retirement and Benefit Plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).

The financial support payments Invesco Distributors Affiliates make may be calculated on sales of shares of Invesco Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all such shares sold by the financial intermediary during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Invesco Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of Invesco Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of Invesco Funds in investor accounts. Invesco Distributors Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Sub-Accounting and Networking Support Payments. The Transfer Agent, an Invesco Distributors Affiliate, acts as the transfer agent for the Invesco Funds, registering the transfer, issuance and redemption of Invesco Fund shares, and disbursing dividends and other distributions to Invesco Funds shareholders. However, many Invesco Fund shares are owned or held by financial intermediaries, as that term is defined above, for the benefit of their customers. In those cases, the Invesco Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediary. In these situations, Invesco Distributors Affiliates may make payments to financial intermediaries that sell Invesco Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Class R5 shares) or 0.10% (for Class R5 shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Class R5 shares only). No Sub-Accounting or Networking Support payments will be made with respect to Invesco Funds’ Class R6 shares. Invesco Distributors Affiliates also may make

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payments to certain financial intermediaries that sell Invesco Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Distributors Affiliates may make under this category include, among others, payment of networking fees of up to $10 per shareholder account maintained on certain mutual fund trading systems.

All fees payable by Invesco Distributors Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Invesco Funds, subject to certain limitations approved by the Board of the Trust.

Other Cash Payments. From time to time, Invesco Distributors Affiliates, at their expense and out of their own resources, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Distributors Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial intermediary, one-time payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading systems, financial assistance to financial intermediaries that enable Invesco Distributors Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA) (formerly, NASD, Inc.). Invesco Distributors Affiliates make payments for entertainment events they deem appropriate, subject to Invesco Distributors Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

Invesco Distributors Affiliates are motivated to make the payments described above because they promote the sale of Invesco Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of Invesco Funds or retain shares of Invesco Funds in their clients’ accounts, Invesco Distributors Affiliates benefit from the incremental management and other fees paid to Invesco Distributors Affiliates by the Invesco Funds with respect to those assets.

In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial intermediary about any payments it receives from Invesco Distributors Affiliates or the Invesco Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial intermediary at the time of purchase.

Certain Financial Intermediaries that Receive One or More Types of Payments

1st Global Capital Corporation

1st Partners, Inc.

401k Exchange, Inc.

401k Producer Services

ADP Broker Dealer, Inc.

Advantage Capital Corporation

Advest Inc.

Alliance Benefit Group

Allianz Life

Allstate

American Enterprise Investment

American General

American Portfolios Financial Services Inc.

American Skandia Life Assurance Corporation

American United Life Insurance Company

Ameriprise Financial Services Inc.

Ameritas Life Insurance Corp

Ameritrade

APEX Clearing Corporation

Ascensus

Associated Securities Corporation

AXA

Baden Retirement Plan Services

Bank of America

Bank of New York Mellon

Bank of Oklahoma

Barclays Capital Inc.

BB&T Capital Markets

BCG Securities

BC Ziegler

Benefit Plans Administrators

Benefit Trust Company

BMO Harris Bank NA

BNP Paribas

BOSC, Inc.

Branch Banking & Trust Company

Brinker Capital

Brown Brothers Harriman & Co.

Buck Kwasha Securities LLC

Cadaret Grant & Company, Inc.

Cambridge Investment Research, Inc.

Cantella & Co., Inc.

Cantor Fitzgerald & Co.

Capital One Investment Services LLC

Centennial Bank

Center for Due Diligence

Cetera

Charles Schwab & Company, Inc.

Chase

Citi Smith Barney

Citibank NA

Citigroup Global Markets Inc.

City National Bank

Comerica Bank

Commerce Bank

Commonwealth Financial Network LPL

Community National Bank

Compass

Compusys / ERISA Group Inc

Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc.

Credit Suisse Securities

Crowell Weedon & Co.

CUSO Financial Services, Inc.

CUNA Mutual Life

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D.A. Davidson & Company

Daily Access Corporation

Delaware Life Insurance Company

Deutsche Bank

Digital Retirement Solutions, Inc.

Diversified Investment Advisors

Dorsey & Company Inc.

Dyatech Corporation

Edward Jones & Co.

Envestnet

Equitable Life Insurance Company

Equity Services, Inc.

Erisa Administrative Services

Expertplan

Fidelity

Fifth Third

Financial Data Services Inc.

Financial Planning Association

Financial Services Corporation

First Clearing Corp.

First Command Financial Planning, Inc.

First Financial Equity Corp.

First Southwest Company

Forethought Life Insurance Company

Frost

FSC Securities Corporation

FTB Advisors

Fund Services Advisors, Inc.

Gardner Michael Capital, Inc.

GE

Genworth

Glenbrook Life and Annuity Company

Goldman, Sachs & Co.

Great West Life

Guaranty Bank & Trust

Guardian

GunnAllen Financial

GWFS Equities, Inc.

H.D. Vest

Hantz Financial Services Inc

Hare and Company

Hartford

Hewitt

Hightower Securities, LLC

Hornor, Townsend & Kent, Inc.

Huntington

ICMA Retirement Corporation

Institutional Cash Distributors

Intersecurities, Inc.

INVEST Financial Corporation, Inc.

Investacorp, Inc.

Investment Centers of America, Inc.

J.M. Lummis Securities

Jackson National Life

Jefferson National Life Insurance Company

Jefferson Pilot Securities Corporation

John Hancock Distributors LLC

JP Morgan

Kanaly Trust Company

Kaufmann and Global Associates

Kemper

LaSalle Bank, N.A.

Lincoln

Loop Capital Markets, LLC

LPL Financial

M & T Securities, Inc.

M M L Investors Services, Inc.

M&T Bank

Marshall & Ilsley Trust Co., N.A.

Mass Mutual

Matrix

Mellon

Mercer

Merrill Lynch

Metlife

Meyer Financial Group, Inc.

Mid Atlantic Capital Corporation

Minnesota Life Insurance Co.

Money Concepts

Morgan Keegan & Company, Inc.

Morgan Stanley

MSCS Financial Services, LLC

Municipal Capital Markets Group, Inc.

Mutual Service Corporation

Mutual Services, Inc.

N F P Securities, Inc.

NatCity Investments, Inc.

National Financial Services

National Planning

National Retirement Partners Inc.

Nationwide

New York Life

Newport Retirement Plan Services, Inc.

Next Financial Group, Inc.

NFP Securities Inc.

Northeast Securities, Inc.

Northern Trust

Northwestern Mutual Investment Services

NRP Financial

Ohio National Life Insurance Company

OnBrands24 Inc

OneAmerica Financial Partners Inc.

Oppenheimer

Pen-Cal Administrators

Penn Mutual Life

Penson Financial Services

Pershing LLC

PFS Investments, Inc.

Phoenix

Piper Jaffray

PJ Robb

Plains Capital Bank

Plan Administrators

Plan Member Services Corporation

Planco

PNC

Primerica Shareholder Services, Inc.

Princeton Retirement Group, Inc.

Principal

Princor Financial Services Corporation

Proequities, Inc.

Prudential

Qualified Benefits Consultants, Inc.

R B C Dain Rauscher, Inc.

Randall & Hurley, Inc.

Raymond James

RBC Wealth Management

Reliance Trust Company

Ridge Clearing

Riversource (Ameriprise)

Robert W. Baird & Co.

Ross Sinclair & Associates LLC

Royal Alliance Associates

RSBCO

S I I Investments, Inc.

SagePoint Financial, Inc.

Salomon Smith Barney

Sanders Morris Harris

SCF Securities, Inc.

Securian Financial Services, Inc.

Securities America, Inc.

Security Benefit Life

Security Distributors, Inc.

Security Financial Resources, Inc.

Sentra Securities

Signator Investors, Inc.

Silverton Capital, Corp.

Simmons First Investment Group, Inc.

Smith Barney Inc.

Smith Hayes Financial Services

Southwest Securities

Sovereign Bank

Spelman & Company

Standard Insurance Company

State Farm

State Street Bank & Trust Company

Sterne Agee Financial Services, Inc.

Stifel Nicolaus & Company

Summit

Sun Life

SunAmerica Securities, Inc.

SunGard

SWS Financial Services, Inc.

Symetra Investment Services Inc.

T Rowe Price

TD Ameritrade

Teacher Insurance and Annuity Association of America

TFS Securities, Inc.

The (Wilson) William Financial Group

The Bank of New York

The Huntington Investment Company

The Retirement Plan Company LLC

The Vanguard Group

Transamerica

Trautmann Maher & Associates, Inc.

Treasury Strategies

Triad Advisors Inc

Trust Management Network, LLC

U.S. Bancorp

UBS Financial Services Inc.

UMB Financial Services, Inc.

Unified Fund Services, Inc.

Union Bank

United Planners Financial

United States Life Insurance Company

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UPromise Investment Advisors LLC

USB Financial Services, Inc.

USI Securities, Inc.

UVEST

V S R Financial Services, Inc.

VALIC

Vanguard Marketing Corp.

Vining Sparks IBG, LP

VLP Corporate Services LLCVOYA

VRSCO – American General Distributors

Wachovia

Waddell & Reed, Inc.

Wadsworth Investment Co., Inc.

Wall Street Financial Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo

Wilmington Trust Retirement and Institutional Services Company

Woodbury Financial Services, Inc.

Xerox HR Solutions LLC

Zions Bank

Zurich American Life Insurance Company

Purchases of Class B Shares

New or additional investments in Class B shares are no longer permitted; but investors may pay a CDSC if they redeem their shares within a specified number of years after purchase. See the Prospectus for additional information regarding CSDC’s.

Purchases of Class C Shares

Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into Invesco Short Term Bond Fund). See the prospectus for additional information regarding this CDSC. Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds (except for Class C shares of Invesco Short Term Bond Fund) at the time of such sales. Payments with respect to Invesco Funds other than Invesco Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Invesco Funds on or after May 1, 1995, and in circumstances where Invesco Distributors grants an exemption on particular transactions.

Payments with Regard to Converted Class K Shares

For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares’ Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Distributors’ own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.

Purchase and Redemption of Class P Shares

Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Please see Invesco Summit Fund’s prospectus for details.

Purchases of Class R Shares

Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from an Employer Sponsored Retirement and Benefit Plan in which an Invesco Fund was offered as an investment option.

Percent of Cumulative Purchases

0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million

With regard to any individual purchase of Class R shares, Invesco Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan’s account(s).

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Purchases of Class S Shares

Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.

Purchases of Class Y Shares

Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the prospectus for more information.

Purchases of Investor Class Shares

Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Invesco Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately. The Investor Class is closed to new investors.

Purchases of Class R5 and R6 Shares

Class R5 and R6 shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Class R5 and R6 prospectus for more information.

Exchanges

Terms and Conditions of Exchanges. Normally, shares of an Invesco Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

Redemptions

General. Shares of the Invesco Funds may be redeemed directly through Invesco Distributors or through any dealer who has entered into an agreement with Invesco Distributors. In addition to the Funds’ obligation to redeem shares, Invesco Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with Invesco Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by the Transfer Agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by Invesco Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of an Invesco Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by the Transfer Agent. To provide funds for payments made under the Systematic Redemption Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

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Payments under a Systematic Redemption Plan constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each Invesco Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II, and IV Funds, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into or Invesco Short Term Bond Fund). (In addition, no CDSC applies to Class A2 shares.) See the prospectus for additional information regarding CDSCs.

Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II, or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:

•	Redemptions of shares held by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class A shares held by the plan;

•	Redemptions of shares by the investor where the investor’s financial intermediary has elected to waive the amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment;

•	Minimum required distributions made in connection with a Retirement and Benefit Plan following attainment of age 70 1⁄2 , or older, and only with respect to that portion of such distribution that does not exceed 12% annually of the participant’s beneficiary account value in a particular Fund;

•	Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver; and

•	Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, provided; the investor reinvests his dividends.

Contingent Deferred Sales Charge Exceptions for Class B and C Shares. CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

•	Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver;

•	Distributions from Retirement and Benefit Plans where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1⁄2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant’s or beneficiary’s account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another Retirement and Benefit Plan invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

•	Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends;

•	Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and

•	Investment account(s) of Invesco and its affiliates.

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In addition to the foregoing, CDSCs will not apply to the following redemptions of Class C shares:

•	Redemption of shares held by Employer Sponsored Retirement and Benefit Plans or Employer Sponsored IRAs in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; or

•	A total or partial redemption of shares where the investor’s financial intermediary has elected to waive amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment.

It is possible that a financial intermediary may not be able to offer one or more of the waiver categories described in this section. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of these waivers. Investors should ask their financial intermediary whether they offer the above CDSCs. The Funds may terminate or amend the terms of these CDSCs at any time.

General Information Regarding Purchases, Exchanges and Redemptions

Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with the Transfer Agent’s policies and procedures and U.S. regulations. The Transfer Agent reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply the Transfer Agent with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to the Transfer Agent in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.

Authorized Agents. The Transfer Agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Invesco Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.

Signature Guarantees. In addition to those circumstances listed in the “Shareholder Information” section of each Fund’s prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to Invesco as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. Invesco Funds may waive or modify any signature guarantee requirements at any time.

Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an “eligible guarantor institution” as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent’s current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary public signatures are not an acceptable replacement for a signature guarantee. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an “eligible guarantor institution” and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of the Transfer Agent.

Transactions by Telephone. By signing an account application form, an investor agrees that the Transfer Agent may surrender for redemption any and all shares held by the Transfer Agent in the designated account(s), or in any other account with any of the Invesco Funds, present or future, which has the identical registration as the designated account(s). The Transfer Agent and Invesco Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Invesco Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees

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that the Transfer Agent and Invesco Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder’s Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

Internet Transactions. An investor may effect transactions in his account through the Internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither the Transfer Agent nor Invesco Distributors will be liable for any loss, expense or cost arising out of any Internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of Internet transactions include requests for confirmation of the shareholder’s PIN and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect Internet transactions may be terminated at any time by the Invesco Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.

Abandoned Property. It is the responsibility of the investor to ensure that the Transfer Agent maintains a correct address for his account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to the Transfer Agent. Upon receiving returned mail, the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Transfer Agent is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. The Transfer Agent is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Retirement and Benefit Plans Sponsored by Invesco Distributors. Invesco Distributors acts as the prototype sponsor for certain types of Retirement and Benefit Plan documents. These Retirement and Benefit Plan documents are generally available to anyone wishing to invest Retirement and Benefit Plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial intermediary for details.

Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:

•	an annual custodial fee on accounts where Invesco Distributors acts as the prototype sponsor;

•	expedited mailing fees in response to overnight redemption requests; and

•	copying and mailing charges in response to requests for duplicate statements.

Please consult with your intermediary for further details concerning any applicable fees.

Offering Price

The following formula may be used to determine the public offering price per Class A share of an investor’s investment:

Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price. For example, at the close of business on December 31, 2014, Invesco Conservative Allocation Fund – Class A shares had a net asset value per share of $11.34. The offering price, assuming an initial sales charge of 5.50%, therefore was $12.00.

Class R5 and R6 shares of the Invesco Funds are offered at net asset value.

Calculation of Net Asset Value

Each Invesco Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE on each business day of the Invesco Fund. In the event the NYSE closes early on a particular day, each Invesco Fund determines its net asset value per share as of the close of the NYSE on such day. The Invesco Funds determine net asset value per share by dividing the value of an Invesco Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class.

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Determination of an Invesco Fund’s net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date. Under normal circumstances, market valuation and fair valuation, as described below, are not used to determine share price for money market funds because shares of money market funds are valued at amortized cost.

With respect to non-money market funds, the net asset value for shareholder transactions may be different than the net asset value reported in the Invesco Fund’s financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Invesco Fund at period end.

Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. A security listed or traded on an exchange (excluding convertible bonds) held by an Invesco Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of an Invesco Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If the Adviser believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Invesco Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts, domestic and foreign index futures, and exchange-traded funds.

Invesco Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Invesco Fund. Because the net asset value per share of each Invesco Fund is determined only on business days of the Invesco Fund, the value of the portfolio securities of an Invesco Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Invesco Fund.

L-16

Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Redemptions in Kind

Although the Invesco Funds generally intend to pay redemption proceeds solely in cash, the Invesco Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an Invesco Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Invesco Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Invesco Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of an Invesco Fund, is obligated to redeem for cash all shares presented to such Invesco Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Invesco Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Backup Withholding

Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information generally will be subject to backup withholding.

Each Invesco Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

1.	the investor fails to furnish a correct TIN to the Invesco Fund;

2.	the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;

3.	the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Transfer Agent will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS Penalties. Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

L-17

Nonresident Aliens. Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

L-18

APPENDIX M

TOTAL SALES CHARGES

The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by Invesco Distributors for the last three fiscal years ending December 31:

Fund	2014		2013		2012
	Sales Charges	Amount Retained	Sales Charges	Amount Retained	Sales Charges	Amount Retained
Invesco Alternative Strategies Fund[1]	$1,406	$183	N/A	N/A	N/A	N/A
Invesco Conservative Allocation Fund	954,598	119,676	$1,176,306	$147,823	$866,613	$105,524
Invesco Global Low Volatility Equity Yield Fund	760,034	98,797	207,296	26,331	1,590,057	8,604
Invesco Growth Allocation Fund	2,942,141	333,358	3,230,234	369,540	2,184,748	252,201
Invesco Income Allocation Fund	1,640,091	210,897	1,421,458	178,773	542,115	66,498
Invesco International Allocation Fund	316,797	40,150	395,732	49,037	308,795	38,265
Invesco Mid Cap Core Equity Fund	1,785,216	225,066	1,811,581	228,326	1,421,394	167,281
Invesco Multi-Asset Inflation Fund[1]	413	15	N/A	N/A	N/A	N/A
Invesco Moderate Allocation Fund	2,189,764	271,017	3,090,143	370,999	2,031,129	238,904
Invesco Small Cap Growth Fund	59,430	8,359	48,176	7,609	44,779	6,568

[1]	Commenced operations on October 14, 2014

The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by Invesco Distributors for the last three fiscal years ended December 31:

Fund	2014	2013	2012
Invesco Alternative Strategies Fund[1]	$0	N/A	N/A
Invesco Conservative Allocation Fund	19,275	$30,320	$37,844
Invesco Global Low Volatility Equity Yield Fund	3,195	4,226	10,441
Invesco Growth Allocation Fund	53,339	76,060	141,945
Invesco Income Allocation Fund	5,926	11,245	7,672
Invesco International Allocation Fund	3,904	10,542	16,836
Invesco Mid Cap Core Equity Fund	26,808	41,496	89,520
Invesco Moderate Allocation Fund	35,251	76,379	107,134
Invesco Multi-Asset Inflation Fund[1]	0
Invesco Small Cap Growth Fund	1,016	3,976	5,258

[1]	Commenced operations on October 14, 2014

M-1

APPENDIX N

AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

A list of amounts paid by each class of shares to Invesco Distributors pursuant to the Plans for the fiscal year ended December 31, 2014 follows:

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class S Shares	Investor Class Shares
Invesco Alternative Strategies Fund	$74	N/A	$43	$12	N/A	N/A
Invesco Conservative Allocation Fund	630,868	203,378	723,232	50,143	$4,077	N/A
Invesco Global Low Volatility Equity Yield Fund	352,294	46,862	186,024	7,692	N/A	N/A
Invesco Growth Allocation Fund	2,119,848	1,081,817	1,695,972	127,077	45,531	N/A
Invesco Income Allocation Fund	406,432	49,092	513,797	14,105	N/A	N/A
Invesco International Allocation Fund	339,696	73,350	298,377	33,060	N/A	N/A
Invesco Mid Cap Core Equity Fund	3,237,129	296,362	1,951,903	570,638	N/A	N/A
Invesco Moderate Allocation Fund	1,628,335	567,492	1,544,239	108,826	51,937	N/A
Invesco Multi-Asset Inflation Fund	57	N/A	22	11	N/A	N/A
Invesco Small Cap Growth Fund	2,250,478	45,559	210,318	523,375	N/A	694,450

For the fiscal year ended in 2014, there were unreimbursed distribution–related expenses with respect to the Fund:

Fund Name	Unreimbursed Distribution-Related Expenses December 31, 2014
Invesco Small Cap Growth Fund
Class B	$0
Class C	(1,158)

N-1

APPENDIX O

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Mid Cap Core Equity Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund	Invesco Small Cap Growth Fund
Class A	An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended December 31, 2014 follows:
Advertising	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Printing and Mailing	0	0	0	0	0	0	0	0	0	0
Seminars	0	0	0	0	0	0	0	0	0	0
Underwriters Compensation	0	0	0	0	0	0	0	0	0	0
Dealers Compensation	74	630,868	352,294	2,119,848	406,432	339,696	3,237,129	1,628,335	57	2,250,478
Personnel	0	0	0	0	0	0	0	0	0	0
Travel Relating to Marketing	0	0	0	0	0	0	0	0	0	0

Annual Report Total	74	630,868	352,294	2,119,848	406,432	339,696	3,237,129	1,628,335	57	2,250,478

	Invesco Conservative Allocation Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Mid Cap Core Equity Fund	Invesco Moderate Allocation Fund	Invesco Small Cap Growth Fund
Class B	An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended December 31, 2014 follows:
Advertising	$0	$0	$353	$0	$0	$0	$426	$0
Printing and Mailing	0	321	0	(41)	0	0	0	556
Seminars	0	0	176	0	0	0	0	0
Underwriters Compensation	152,534	35,146	811,363	36,819	55,013	222,272	425,619	34,169
Dealers Compensation	50,305	11,395	267,809	12,314	18,337	73,420	139,603	10,834
Personnel	539	0	2,028	0	0	670	1,844	0
Travel Relating to Marketing	0	0	88	0	0	0	0	0

Annual Report Total	203,378	46,862	1,081,817	49,092	73,350	296,362	567,492	45,559

	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Mid Cap Core Equity Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund	Invesco Small Cap Growth Fund
Class C	An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended December 31, 2014 follows:
Advertising	$0	$996	$608	$2,629	$703	$0	$1,738	$2,498	$0	$0
Printing and Mailing	0	0	0	0	0	0	0	0	0	0
Seminars	0	665	304	1,578	440	0	1,042	1,362	0	0
Underwriters Compensation	0	46,352	29,206	119,915	32,709	23,129	78,167	105,582	0	8,525
Dealers Compensation	43	669,238	152,559	1,556,598	475,724	272,036	1,861,055	1,421,174	22	200,700
Personnel	0	5,316	3,347	14,200	3,869	3,212	9,206	12,715	0	1,093
Travel Relating to Marketing	0	665	0	1,052	352	0	695	908	0	0

Annual Report Total	43	723,232	186,024	1,695,972	513,797	298,377	1,951,903	1,544,239	22	210,318

	Invesco Alternative Strategies Fund	Invesco Conservative Allocation Fund	Invesco Global Low Volatility Equity Yield Fund	Invesco Growth Allocation Fund	Invesco Income Allocation Fund	Invesco International Allocation Fund	Invesco Mid Cap Core Equity Fund	Invesco Moderate Allocation Fund	Invesco Multi-Asset Inflation Fund	Invesco Small Cap Growth Fund
Class R	An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended December 31, 2014 follows:
Advertising	$0	$129	$9	$345	$54	$90	$895	$291	$0	$576
Printing and Mailing	0	32	2	85	13	23	222	72	0	142
Seminars	0	65	6	175	24	47	450	145	0	290
Underwriters Compensation	0	3,316	261	9,941	1,538	2,267	17,591	7,643	0	9,758
Dealers Compensation	12	45,848	7,348	114,499	12,155	30,098	546,186	98,957	11	509,218
Personnel	0	695	60	1,874	296	493	4,890	1,585	0	3,128
Travel Relating to Marketing	0	58	6	158	25	42	404	133	0	263

Annual Report Total	12	50,143	7,692	127,077	14,105	33,060	570,638	108,826	11	523,375

		Invesco Conservative Allocation Fund	Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Class S	An estimate by category of the allocation of actual fees paid by Class S shares of the Funds during the fiscal year ended December 31, 2014 follows:
	Advertising	$0	$0	$0
	Printing and Mailing	0	0	171
	Seminars	0	0	0
	Underwriters Compensation	0	0	0
	Dealers Compensation	4,075	45,506	51,766
	Personnel	2	25	0
	Travel Relating to Marketing	0	0	0
	Annual Report Total	$4,077	45,531	51,937

		Invesco Small Cap Growth Fund
Investor Class	An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended December 31, 2014 follows:
	Advertising	$14,025
	Printing and Mailing	7,012
	Seminars	3,506
	Underwriters Compensation	0
	Dealers Compensation	585,760
	Personnel	7,012
	Travel Relating to Marketing	77,135
	Annual Report Total	694,450

Statement of Additional Information	April 30, 2015
AIM Growth Series (Invesco Growth Series)

This Statement of Additional Information (the SAI) relates to the following classes of each portfolio (each a Fund, collectively the Funds) of AIM Growth Series (Invesco Growth Series) (the Trust) listed below.

FUND	A	AX	B	C	CX	R	RX	Y	R5	R6
Class:

Invesco Balanced-Risk Retirement Now Fund	IANAX	VIRAX	IANBX	IANCX	VIRCX	IANRX	VIRRX	IANYX	IANIX	IANFX

Invesco Balanced-Risk Retirement 2020 Fund	AFTAX	VRCAX	AFTBX	AFTCX	VRCCX	ATFRX	VRCRX	AFTYX	AFTSX	VRCFX

Invesco Balanced-Risk Retirement 2030 Fund	TNAAX	VREAX	TNABX	TNACX	VRECX	TNARX	VRERX	TNAYX	TNAIX	TNAFX

Invesco Balanced-Risk Retirement 2040 Fund	TNDAX	VRGAX	TNDBX	TNDCX	VRGCX	TNDRX	VRGRX	TNDYX	TNDIX	TNDFX

Invesco Balanced Risk Retirement 2050 Fund	TNEAX	VRIAX	TNEBX	TNECX	VRICX	TNERX	VRIRX	TNEYX	TNEIX	TNEFX

Statement of Additional Information	April 30, 2015
AIM Growth Series (Invesco Growth Series)

This SAI is not a Prospectus and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Annual Report to shareholder. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:

Invesco Investment Services, Inc.

P.O. Box 219078

Kansas City, Missouri 64121-9078

or by calling (800) 959-4246

or on the Internet: www.invesco.com/us

This SAI, dated April 30, 2015 relates to the Class A, Class AX, Class B, Class C, Class CX, Class R, Class RX and Class Y shares (collectively, the Retail Classes) and Class R5 and Class R6 shares, of the following Prospectuses:

FUND	RETAIL CLASSES	CLASS R5	CLASS R6
Invesco Balanced-Risk Retirement Now Fund	April 30, 2015	April 30, 2015	April 30, 2015
Invesco Balanced-Risk Retirement 2020 Fund	April 30, 2015	April 30, 2015	April 30, 2015
Invesco Balanced-Risk Retirement 2030 Fund	April 30, 2015	April 30, 2015	April 30, 2015
Invesco Balanced-Risk Retirement 2040 Fund	April 30, 2015	April 30, 2015	April 30, 2015
Invesco Balanced-Risk Retirement 2050 Fund	April 30, 2015	April 30, 2015	April 30, 2015

The Trust has established other funds which are offered by separate prospectuses and separate SAIs.

Statement of Additional Information

i

ii

GENERAL INFORMATION ABOUT THE TRUST

Fund History

AIM Growth Series (Invesco Growth Series) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Massachusetts business trust on February 19, 1985 and re-organized as a Delaware statutory trust on May 29, 1998. Under the Trust’s Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

Prior to April 30, 2010, the Trust was known as AIM Growth Series and the funds were known as AIM Balanced-Risk Retirement Now Fund, AIM Balanced-Risk Retirement 2020 Fund, AIM Balanced-Risk Retirement 2030 Fund, AIM Balanced-Risk Retirement 2040 Fund and AIM Balanced-Risk Retirement 2050 Fund. Prior to November 4, 2009, Invesco Balanced-Risk Retirement Now Fund was known as AIM Independence Now Fund, Invesco Balanced-Risk Retirement 2020 Fund was known as AIM Independence 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund was known was AIM Independence 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund was known as AIM Independence 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund was known as AIM Independence 2050 Fund.

This Statement of Additional Information (SAI) relates solely to Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (each a Fund and collectively, the Funds).

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

3

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.

Because Class B shares automatically convert to Class A shares generally on or about month-end which is at least eight years after the date of purchase, certain Invesco Funds’ Agreement and Declaration of Trust/distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of the Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no automatic conversion rights but a Fund may offer voluntary rights to convert between certain share classes, as described in the Fund’s prospectus. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties. The Trust Agreement provides for indemnification out of the property of the Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

4

Share Certificates

Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Classification

The Trust is an open-end management investment company. Each of the Funds is “non-diversified” for purposes of the 1940 Act, which means each Fund can invest a greater percentage of its assets in a smaller number of issuers or in any one issuer than a diversified fund can.

The Funds are “funds of funds” which invest in other Underlying Funds and generally do not directly invest in the securities or use the investment techniques discussed below under “Investment Strategies and Risks.”

Following is the list of the Underlying Funds in which the Funds invest (Underlying Funds) and their current related target percentage allocations (the allocation percentages may not add to 100% due to rounding). The Underlying Funds in which the Funds invest are mutual funds advised by Invesco. Each of Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund will become increasingly conservative over time. At approximately ten years prior to the target retirement date, which is the year specified in the Fund’s name, a Fund ceases to invest in Invesco Balanced-Risk Aggressive Allocation Fund and begins investing in Liquid Assets Portfolio and Premier Portfolio, the affiliated money market funds. A Fund’s investments in the affiliated money market funds will continue to increase and its investments in Invesco Balanced-Risk Allocation Fund will continue to decrease until approximately the target retirement date. Once a Fund reaches its target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of the Invesco Balanced-Risk Retirement Now Fund. The actual percentage allocations will vary from the target weightings in an Underlying Fund due to factors such as market movements and capital flows. Invesco monitors the selection of Underlying Funds to ensure that they continue to conform to the Funds’ current asset class allocations and rebalances the Funds’ investments in an Underlying Fund on a monthly basis to keep them within their target weightings. Invesco may change a Fund’s asset class allocations, Underlying Funds or target weightings in an Underlying Fund without shareholder approval. Some portion of each Fund’s portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Funds’ working cash balances. Cash flows will be managed to help maintain target percentage allocations.

Underlying Funds	Invesco Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Allocation Fund	16.65%	49.95%	83.25%	80.00%	60.00%

Invesco Balanced-Risk Aggressive Allocation Fund	83.35%	50.05%	16.75%	0.00%	0.00%

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Underlying Funds	Invesco Balanced-Risk Retirement 2050 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement Now Fund
Liquid Assets Portfolio	0.00%	0.00%	0.00%	10.00%	20.00%

Premier Portfolio	0.00%	0.00%	0.00%	10.00%	20.00%

Total	100.00%	100.00%	100.00%	100.00%	100.00%

Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund invest primarily in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund may seek exposure to futures and swap agreements, including total return swaps, exchange-traded funds (ETFs), exchange-traded notes (ETNs), and U.S. and foreign government debt securities.

Relative to traditional balanced portfolios, each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund will seek to provide greater capital loss protection during down markets by using a proprietary investment process that seeks to balance the amount of investment risk contributed by its exposure to the equity, fixed income and commodity markets.

Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation fund will seek to gain exposure to the commodity market primarily through investments in Invesco Cayman Commodity Fund I Ltd. and Invesco Cayman Commodity Fund VI Ltd., respectively, each a wholly-owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each a Subsidiary). Each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund may invest up to 25% of its total assets in its Subsidiary.

Each Subsidiary, unlike Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and nonleveraged exposure to commodities. Each Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions.

The following table lists the current target market exposures through Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an Underlying Fund, the percentages may not equal 100%. The Fund’s target allocations may change over time and at any point in time the Fund’s actual asset allocations may be higher or lower than the target allocations shown in the chart below.

Approximate Years from Retirement	40 Years	30 Years	20 Years	10 Years	5 Years	Current
Equities	58.64%	52.13%	45.62%	39.11%	31.27%	23.45%
Commodities	32.48%	28.87%	25.27%	21.66%	17.32%	12.99%
Fixed Income	126.42%	112.39%	98.35%	84.32%	67.42%	50.57%
Cash Equivalents	0.0%	0.0%	0.0%	0.0%	20.00%	40.00%

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Investment Strategies and Risks

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds and Underlying Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s Prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s Prospectus, that security or investment technique is not a principal investment strategy.

Not all of the Underlying Funds invest in all of the types of securities or use all of the investment techniques described below, and an Underlying Fund may not invest in all of these types of securities or use all of these techniques at any one time. An Underlying Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by an Underlying Fund’s investment objective, policies and restrictions described in that Underlying Fund’s Prospectus and/or this SAI, as well as the federal securities laws. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing an Underlying Fund, including those described below for Underlying Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described, subject to limitations imposed by an Underlying Fund’s investment objective, policies and restrictions described in that Underlying Fund’s Prospectus and/or this SAI, as well as the federal securities laws.

Any percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

The Funds’ and the Underlying Funds’ investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

As stated above, the Funds are “funds of funds” which invest in the Underlying Funds and generally do not directly invest in the securities or use the investment techniques discussed below. Except where otherwise noted, the types of securities and investment techniques discussed below generally are those of the Underlying Funds.

Equity Investments

Certain of the Underlying Funds may invest in the following types of equity investments.

Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. An Underlying Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and

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general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.

Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that an Underlying Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

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If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

While an Underlying Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.

Contingent Convertible Securities. Contingent convertible securities (CoCos) are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level. Unlike traditional convertible securities, (a) the conversion is not voluntary and (b) the equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to, loss absorption risk because coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

Alternative Entity Securities. Alternative entity securities which are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Foreign Investments

Foreign Securities. Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an Underlying Fund, may invest in foreign securities. Liquid Assets Portfolio and Premier Portfolio, each an Underlying Fund, will limit their investments in foreign securities to debt obligations denominated in U.S. dollars. Foreign securities are equity or debt securities issued by issuers outside the U.S., and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives an Underlying Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” are those where the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.

Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.

The Underlying Funds consider various factors when determining whether a company is in a particular country or region/continent, including whether (1) it is organized under the laws of a country or in a particular region/continent; (2) it has a principal office in a country or in a particular region/continent;

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(3) it derives 50% or more of its total revenues from businesses in a country or in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a country or in a particular region/continent.

Investments by an Underlying Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.

Currency Risk. The value in U.S. dollars of an Underlying Fund’s non-dollar denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Underlying Funds may invest may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Underlying Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If an Underlying Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.

Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risks of Developing/Emerging Markets Countries. Underlying Funds may invest Underlying Fund’s in securities of companies located in developing and emerging markets countries. Unless a Fund’s Prospectus includes a different definition, the Funds consider developing and emerging markets countries to be those countries that are not included in the MSCI World Index. The Funds consider developed countries of the European Union to be Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and the United Kingdom.

Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:

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i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;

v.	Many of the developing and emerging market countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.	There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

Foreign Government Obligations. Certain of the Underlying Funds may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds”. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign Exchange Transactions. Each Underlying Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell put and call options on foreign currencies, foreign currency futures contracts and related options, currency-related swaps and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see Forward Foreign Currency Contracts). Because forward foreign currency contracts and currency-related swaps contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.

The Underlying Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.

An Underlying Fund will generally engage in foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Underlying Funds may also use foreign currency options, forward foreign currency contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.

An Underlying Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. An Underlying Fund may also purchase and write foreign currency options in connection with foreign

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currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures are similar to those of futures relating to securities or indices (see Futures Contracts). Foreign currency futures contracts values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Underlying Fund’s investments.

Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave an Underlying Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, an Underlying Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.

Certain Underlying Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign Currency Transactions.”

Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered “swaps.” These instruments are therefore included in the definition of “commodity interests” for purposes of determining whether the Funds’ service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public facilities. For more information, see “Forward Foreign Currency Contracts” and “Swaps.”

Exchange-Traded Funds

Exchange-Traded Funds. Certain Underlying Funds may purchase shares of ETFs. Most ETFs are registered under the 1940 Act as investment companies. Therefore, an Underlying Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. Each Underlying Fund may invest in ETFs advised by Invesco PowerShares Capital Management LLC (PowerShares). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.

Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed to Authorized Participants at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

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Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange-Traded Notes

Exchange-Traded Notes. Certain Underlying Funds may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When an Underlying Fund invests in ETNs (directly or through its Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by an Underlying Fund or its Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how the Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Debt Investments

U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.

U.S. Government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the

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discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government sponsored entities.

Inflation-Indexed Bonds. Certain Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers
(CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of

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goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Temporary Investments. Each Fund and certain Underlying Funds may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. government securities for cash management purposes. Each Fund and certain Underlying Funds may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s or Underlying Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund or Underlying Fund may not achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities. Certain of the Underlying Funds can invest in mortgage-backed and asset-backed securities, including commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS). Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as FNMA and the FHLMC, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, an Underlying Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.

Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities mortgage-backed securities.

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In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If an Underlying Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Collateralized Mortgage Obligations (CMOs). Certain Underlying Funds may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal

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received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Classes of CMOs may also include interest only (IOs) and principal only (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and an Underlying Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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Collateralized Debt Obligations (CDOs). Certain Underlying Funds may invest in CDOs. A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

Credit Linked Notes (CLNs). Certain Underlying Funds may invest in CLNs. A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currency. Risks of CLN’s include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or become bankrupt and not make timely payment of principal and interest of the structured security. Should the issuer default or declare bankruptcy, the credit linked note holder may not receive any compensation. In return for these risks, the credit linked note holder receives a higher yield.

As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.

Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.

Commercial Instruments. Certain of the Underlying Funds may invest in commercial instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.

Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short-term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in

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specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (SEC).

Synthetic Municipal Instruments. Certain of the Underlying Funds may invest in the synthetic municipal instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds, and fixed and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “fixed rate trust certificate” evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Municipal Securities. Certain of the Underlying Funds may invest in Municipal Securities. “Municipal Securities” include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. Interest received by the Fund from tax-exempt Municipal Securities may be taxable to shareholders if the Underlying Fund fails to qualify to pay exempt-interest dividends by failing to satisfy the requirement that at the close of each quarter of the Underlying Fund’s taxable year at least 50% of the Underlying Fund’s total assets consist of Municipal Securities.

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The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, inverse floating rate securities.

Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which an Underlying Fund may invest include derivative instruments such as residual interest bonds, tender option bonds or municipal bond trust certificates. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors, and inverse floating residual interests, which are purchased by an Underlying Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and an Underlying Fund (as holder of the inverse floating residual interests) is paid the residual cash flow from the bond held by the special purpose trust. Like most other fixed-income securities, the value of inverse floating rate obligations will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floating rate obligation typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floating rate obligation while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floating rate obligation. Some inverse floating rate obligations may also increase or decrease substantially because of changes in the rate of prepayments. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity. An Underlying Fund generally invest in inverse floating rate obligations that include embedded leverage, thus exposing an Underlying Fund to greater risks and increased costs. The market value of “leveraged” inverse floating rate obligations generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate obligations generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause an Underlying Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate obligations. In certain instances, the short-term floating rate interests created by a special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of inverse floating rate obligations created by an Underlying Fund, an Underlying Fund would then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, an Underlying Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation. The use of short-term floating rate obligations may require an Underlying Fund to segregate or earmark cash or liquid assets to cover its obligations. Securities so segregated or earmarked will be unavailable for sale by an Underlying Fund (unless replaced by other securities qualifying for segregation requirements), which may limit an Underlying Fund’s flexibility and may require that an Underlying Fund sell other portfolio investments at a time when it may be disadvantageous to sell such assets.

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Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (commonly known as the Volcker Rule) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds,” as defined in the rules. These rules may preclude banking entities from sponsoring and/or providing services for existing inverse floating rate obligation programs. There can be no assurances that these programs can be restructured substantially similar to their present form, that new sponsors of inverse floating rate obligations would begin providing these services, or that alternative forms of leverage will be available to an Underlying Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to an Underlying Fund and may adversely affect an Underlying Fund’s net asset value, distribution rate and ability to achieve its investment objective, which may adversely affect a Fund. The ultimate impact of these rules on the inverse floating rate obligation market and the municipal market generally is not yet certain.

Municipal Securities also include the following securities:

•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

Certain Underlying Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

After purchase by an Underlying Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security.

The Underlying Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.

Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following

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the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

Investment Grade Debt Obligations. Certain of the Underlying Funds may invest in investment grade debt obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.

The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.

In choosing corporate debt securities on behalf of an Underlying Fund, portfolio managers may consider:

(i)	general economic and financial conditions;

(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and

(iii)	other considerations deemed appropriate.

Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.

Non-Investment Grade Debt Obligations (Junk Bonds). Certain of the Underlying Funds may invest in non-investment grade debt obligations (junk bonds). Bonds rated below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly referred to as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the fund’s adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Descriptions of debt securities ratings are found in Appendix A.

The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, an Underlying Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and an Underlying Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which an Underlying Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for an Underlying Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Structured Notes and Indexed Securities. Certain of the Underlying Funds may invest in structured notes and indexed securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.

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Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Funds.

Investment in Wholly-Owned Subsidiary. Each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, each an Underlying Fund, will invest up to 25% of its total assets in its wholly-owned and controlled Subsidiary, which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. As a result, Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund may be considered to be investing indirectly in these investments through their Subsidiaries.

Each Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of the 1940 Act. Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, as sole shareholders of their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, because each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund wholly-owns and controls its respective Subsidiary, and Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund and each Subsidiary are managed by the Adviser, it is unlikely that either Subsidiary will take action contrary to the interests of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund or their shareholders. The respective Trustees of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund have oversight responsibility for the investment activities of such Fund, including its investments in its Subsidiary, and such Fund’s role as sole shareholder of its Subsidiary. Also, in managing its Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund and the Subsidiaries are organized, could result in the inability of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Aggressive Allocation Fund or a Subsidiary to operate as described in this SAI and could negatively affect Invesco Balanced-Risk Allocation Fund or Invesco Balanced-Risk Aggressive Allocation Fund and their respective shareholders. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, shareholders of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund would likely suffer decreased investment returns.

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U.S. Corporate Debt Obligations. Certain of the Underlying Funds may invest in U.S. corporate debt obligations. Corporate debt obligations in which the Underlying Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on an Underlying Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and an Underlying Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.

Other Investments

Real Estate Investment Trusts (REITs). Certain of the Underlying Funds may invest in equity and/or debt securities issued by REITs. REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that an Underlying Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.

In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. An Underlying Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund’s prospectus, each Underlying Fund may purchase shares of other investment companies, including ETFs. As discussed previously, the Funds are structured as “funds of funds” under the 1940 Act and invest in other investment companies, namely Invesco Funds.

For each Underlying Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) an Underlying Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) an Underlying Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) an Underlying

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Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. These restrictions do not apply to investments by an Underlying Fund in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).

When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

Defaulted Securities. Certain of the Underlying Funds may invest in defaulted securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determines that such defaulted securities are liquid under guidelines adopted by the Board.

Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate the market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Underlying Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. The Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

Zero-Coupon and Pay-in-Kind Securities. Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero-coupon and pay-in-kind securities may be subject to greater fluctuation in value and lower liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero-coupon and pay in kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.

Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.

Premium securities are typically purchased at a “premium”, in other words, at a price greater than the principal amount payable on maturity. An Underlying Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest.

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However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.

Stripped Income Securities. Certain of the Underlying Funds may invest in stripped income securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest only class or the IO class), while the other class will receive all of the principal (the principal only class or the PO class).

The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in an Underlying Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

Privatizations. Certain of the Underlying Funds may invest in privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). An Underlying Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.

In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.

Investment Techniques

Forward Commitments, When-Issued and Delayed Delivery Securities. Certain of the Underlying Funds may invest in forward commitments, when-issued and delayed delivery securities. Forward commitments, when-issued or delayed-delivery basis involve delivery and payment that take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “to be announced” (TBA) synthetic securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. An Underlying Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, an Underlying Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although an Underlying Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, an Underlying Fund may sell these securities or its commitment before the settlement date if deemed advisable.

When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, an Underlying Fund assumes the rights and risks of ownership of the security, including the risk of price and

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yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose an Underlying Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Many forward commitments, when-issued and delayed-delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to an Underlying Fund. An Underlying Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the recently adopted requirement that counterparties exchange variation margin on a regular basis as the market value of the deliverable security fluctuates.

Investment in these types of securities may increase the possibility that the Underlying Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, an Underlying Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional forward, when-issued or delayed delivery commitments will be made by an Underlying Fund if, as a result, more than 25% of the Underlying Fund’s total assets would become so committed. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of an Underlying Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. An Underlying Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. An Underlying Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, an Underlying Fund might incur expenses in enforcing its rights, or an Underlying Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, an Underlying Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, an Underlying Fund may not be able to recover the collateral, and an Underlying Fund will experience a loss.

Short Sales. Certain of the Underlying Funds may engage in short sales. A short sale involves the sale of a security which an Underlying Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, an Underlying Fund must borrow the security from a broker. An Underlying Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically affected when the Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.

To secure its obligation to deliver the securities sold short to the broker, an Underlying Fund will be required to deposit cash or liquid securities with the broker. In addition, an Underlying Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, an Underlying Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, an Underlying Fund will earmark or segregate an amount of cash or liquid securities equal to the difference, if any, between the current market value of the

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securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that an Underlying Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to an Underlying Fund’s fundamental investment limitations on senior securities and borrowings.

Short positions create a risk that an Underlying Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what an Underlying Fund originally paid for the security together with any transaction costs. The Underlying Fund may not always be able to borrow a security the Underlying Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Underlying Fund holds in long positions will decline at the same time that the market value of the securities the Underlying Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because an Underlying Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for an Underlying Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.

An Underlying Fund may enter into short sales against the box. Short sales against the box are short sales of securities that an Underlying Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If an Underlying Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. An Underlying Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short sales against the box result in a “constructive sale” and require an Underlying Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts swap agreements and hedging transactions.”

Margin Transactions. None of the Underlying Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or related options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.

Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.

Borrowing. The Funds and the Underlying Funds may borrow money to the extent permitted under the Fund Policies included in this SAI under the heading “Fund Policies”. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market

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conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1⁄3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1⁄3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

The Funds may borrow from a bank, broker-dealer, or another Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.

Lending Portfolio Securities. Each Fund and Underlying Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.

For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Securities lending.”

Repurchase Agreements. Certain Underlying Funds may engage in repurchase agreement transactions. Repurchase agreements are agreements under which an Underlying Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield

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during an Underlying Fund’s holding period. An Underlying Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, an Underlying Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, an Underlying Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Certain Underlying Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent an Underlying Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations an Underlying Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that an Underlying Fund will experience a loss.

The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by an Underlying Fund’s custodian or sub-custodian for the duration of the agreement.

The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by an Underlying Fund under the 1940 Act.

Restricted and Illiquid Securities. Liquid Assets Portfolio and Premier Portfolio, each an Underlying Fund, may invest up to 5% of their respective net assets in securities that are illiquid. Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund, also each an Underlying Fund, may invest up to 15% of their respective net assets in securities that are illiquid. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at approximately the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.

Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Underlying Fund from disposing of them promptly at reasonable prices. The Underlying Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted security or other illiquid investment held by the Underlying Fund, it may be treated as a liquid security, in accordance with procedures and guidelines

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approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.

Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco and/or Sub-Advisers, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Invesco and/or Sub-Advisers will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco and/or Sub-Advisers could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco and/or Sub-Advisers will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco and/or Sub-Advisers determines that a Rule 144A security is no longer liquid, Invesco and/or Sub-Advisers will review a Fund’s holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of a Fund’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price , if specified, or the value of the proceeds received on any sale subject to repurchase plus accrued interest. This practice of segregating assets is referred to as “cover”. The liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets is used as a cover or pledged to the counterparty as collateral . In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements may be considered borrowings by a Fund for purposes of the 1940 Act and, therefore, may be included in the Fund’s calculation of its 33 1⁄3% limitation on borrowing. See the section entitled “Borrowing” above. Reverse repurchase agreement transactions may constitute a borrowing and are a form of leverage and involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, resulting in the Fund being delayed or prevented from completing the transaction. Leverage may make the Fund’s returns more volatile and increase the risk of loss.

Mortgage Dollar Rolls. A mortgage dollar roll (a dollar roll) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-

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dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.

Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls may be considered borrowings by a Fund for purposes of the 1940 Act and, therefore, may be included in the Fund’s calculation of its 33 1/3 % limitation on borrowing. See the section entitled “Borrowing” above. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will segregated to meet the forward commitment.

Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.

Sale of Money Market Securities. Certain of the Underlying Funds may invest in sale of money market securities. The Underlying Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, the Adviser and/or Sub-Adviser may seek to enhance the yield of the Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between various types of money market securities. The Adviser and/or Sub-Adviser may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Adviser’s and/or Sub-Adviser’s judgment as to desirable portfolio maturity structure. The Adviser and/or Sub-Adviser may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. This procedure may increase or decrease the Fund’s yield depending upon the Adviser’s and/or Sub-Adviser’s ability to correctly time and execute such transactions. The Fund’s policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Fund, the high turnover should not adversely affect the Fund’s net income.

Derivatives

A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as “underlying reference assets.” These underlying reference assets may include, among others, commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. Commodity and Securities exchanges, while other derivatives such as swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform Consumer and Protection Act of 2010 (the Dodd-Frank Act) and implementing rules now require certain types of swaps to be traded on public facilities.

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Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Underlying Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Underlying Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors the portfolio manager’s ability to predict and understand relevant market movements.

Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets or to otherwise hold instruments that offset the Underlying Fund’s current obligations under the derivatives instrument. This process is known as “cover.” An Underlying Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

For swaps, forwards and futures that are contractually required to “cash-settle”, the Underlying Fund is permitted to set aside liquid assets in an amount equal to the Underlying Fund’s daily mark-to-market (net) obligations, if any (i.e., the Underlying Fund’s daily net liability, if any), rather than the notional value (See “Swaps” ). By setting aside assets equal to only its net obligations under cash-settled swaps, forward and futures contracts, the Underlying Fund will have the ability to employ leverage to a greater extent than if the Underlying Fund were required to segregate assets equal to the full notional value of such contracts. The Underlying Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.

Commodity Exchange Act (CEA) Regulation and Exclusions:

The Adviser is registered as a “commodity pool operator” (CPO) under the CEA and the rules of the Commodity Futures Trading Commission (CFTC) and is subject to CFTC regulation with respect to each of these Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to each of these Funds as a result of Invesco’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as each Fund’s CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to these Funds, these Funds may incur additional compliance and other expenses. The Adviser is also registered as a CTA but, with respect to each of these Funds, relies on an exemption from “commodity trading advisor” (CTA) regulation available for a CTA that also serves as a Fund’s CPO. The CFTC has neither reviewed nor approved these Funds, their investment strategies, or this SAI.

General risks associated with derivatives:

The use by the Underlying Fund of derivatives may involve certain risks, as described below.

Counterparty Risk: The risk that the counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation;

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therefore, an Underlying Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that an Underlying Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case an Underlying Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to a Fund.

An Underlying Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into or as otherwise permitted by law.

Leverage Risk: Leverage exists when an Underlying Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. An Underlying Fund segregates or earmarks assets or otherwise covers transactions that may give rise to leverage. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Funds do not segregate or otherwise cover investments in derivatives with economic leverage.

Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.

Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.

Risks of Potential Increased Regulation of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

Regulatory Risks: The risk that a change in laws or regulations will materially impact a security or market.

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Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”

General risks of hedging strategies using derivatives:

The use by the Underlying Fund of hedging strategies involves special considerations and risks, as described below.

Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.

In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that no Fund is obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Types of derivatives:

Swaps. Certain Underlying Funds may engage in certain strategies involving swaps to attempt to manage the risk of their investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities). Generally, swap agreements are contracts between an Underlying Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Underlying Fund agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency interest rate or index, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.

New swaps regulation. The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements in swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The

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SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse.

Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund may either execute a cleared swap through a swap execution facility or, in certain circumstances where permitted, enter into a cleared swap through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty. Cleared swaps are submitted for clearing immediately following execution of the transaction.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

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Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

CFTC rules require the trading and execution of cleared swaps on public trading facilities, which will occur for each category of cleared swaps once one or more trading facilities become accredited and make such category of swaps available to trade. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. In addition, clearance of swaps may not immediately produce the expected benefits and could, in fact, decrease liquidity until the market becomes comfortable with the clearing process.

Commonly used swap agreements include:

Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. An Underlying Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

Certain Underlying Funds may buy a CDS (buy credit protection). In this transaction the Underlying Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.

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Alternatively, an Underlying Fund may sell a CDS (sell credit protection). In this transaction the Underlying Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.

Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.

Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of “swaps” by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered “commodity interests” for purposes of

CEA Exclusions and Regulation, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC’s trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.

Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund’s swap transactions or cause a Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the notional amount.

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Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Swaptions: An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.

Commodity Swaps: A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.

Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.

Volatility and Variance Swaps. A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

Options.

An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in the Underlying Fund’s net asset value being more sensitive to changes in the value of the option.

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The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

An Underlying Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, an Underlying Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, an Underlying Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit an Underlying Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore an Underlying Fund may be required to treat some or all OTC options as illiquid securities. Although an Underlying Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, an Underlying Fund might be unable to close out an OTC option position at any time prior to its expiration.

Types of Options:

Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.

Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.

Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when an Underlying Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index

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and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.

CDS Option: A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at specified future dates and under specified terms in exchange for paying a market-based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

Option Techniques:

Writing Options. An Underlying Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Underlying Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

An Underlying Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Underlying Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

In return for the premium received for writing a call option on a security the Underlying Fund holds, the Underlying Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

If an option that an Underlying Fund has written expires, the Underlying Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Underlying Fund during the option period. If a call option is exercised, an Underlying Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which an Underlying Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

Purchasing Options. An Underlying Fund may purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; purchase put options on underlying securities, contracts, currencies against which it has written other put options; or speculate on the value of a security currency, contract, index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

An Underlying Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the

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Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Straddles/Spreads/Collars.

An Underlying Fund may, for hedging purposes or for speculative purposes, enter into straddles (combinations of put and call options on the same underlying security, currency contract, index or quantitative measure) to adjust the risk and return characteristics of the Funds’ overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Spread and straddle options transactions. In “spread” transactions, an Underlying Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” an Underlying Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When an Underlying Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require an Underlying Fund to buy and/or write more than one option simultaneously, an Underlying Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.

Option Collars. An Underlying Fund also may use option “collars.” A “collar” position combines a put option purchased by the Underlying Fund (the right of the Underlying Fund to sell a specific security within a specified period) with a call option that is written by the Underlying Fund (the right of the counterparty to buy the same security) in a single instrument. The Underlying Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

Warrants.

A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.

Rights.

Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Futures Contracts.

A futures contract is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future or volatility future) for a specified price at a designated date, time and place

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(collectively, futures contracts). A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.

The Underlying Fund will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets, including exempt boards of trade and electronic trading facilities, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the CEA and by the CFTC. Foreign futures exchanges and exempt markets and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above.

Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. “Margin” for a futures contracts is the amount of funds that must be deposited by an Underlying Fund in order to initiate futures contracts trading and maintain its open positions in futures contracts. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure an Underlying Fund’s performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

Subsequent payments, called “variation margin,” received from or paid to the FCM through which an Underlying Fund enters into the futures contract will be made on a daily basis as the futures price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if an Underlying Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If an Underlying Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If an Underlying Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that an Underlying Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If an Underlying Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

In addition, if an Underlying Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Types of Futures Contracts:

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Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.

An Underlying Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. An Underlying Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.

Index Futures: A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

Interest Rate Futures: An interest-rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (Libor) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.

Dividend Futures. A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.

Security Futures: A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security), or a narrow-based securities index at a certain price.

Options on Futures Contracts.

Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures contract margin account. The Fund and the Underlying Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Pursuant to federal securities laws and regulations, each Fund’s or Underlying Fund’s use of futures contracts and options on futures contracts may require the Fund or the Underlying Fund to set aside assets to reduce the risks associated with using futures contracts and options on futures contracts. This process is described in more detail above in the section “Derivatives.”

Forward Foreign Currency Contracts.

Certain Underlying Funds may enter into forward foreign currency transactions to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

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A forward foreign currency contract is an obligation to buy or sell a particular currency at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

An Underlying Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

At the maturity of a forward foreign currency contract, an Underlying Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

Certain Underlying Funds will comply with guidelines established by the SEC with respect to “cover” requirements of forward foreign currency contracts (See Derivatives above). Generally, with respect to forward foreign currency contracts that are not contractually required to “cash-settle” (i.e., are deliverable), an Underlying Fund covers its open positions by setting aside liquid assets equal to the contracts’ full notional value. With respect to forward foreign currency contracts that are contractually required to “cash-settle” (i.e., a non-deliverable forward (NDF) or the synthetic equivalent thereof), however, certain Underlying Funds sets aside liquid assets in an amount equal to each Underlying Fund’s daily mark-to-market obligation (i.e., the Underlying Fund’s daily net liability, if any), rather than the contract’s full notional value. By setting aside assets equal to its net obligations under forward contracts that are cash-settled or treated as being cash-settled, each of Invesco Balanced-Risk Allocation Now Fund, Invesco Balanced-Risk Allocation 2020 Fund, Invesco Balanced-Risk Allocation 2030 Fund, Invesco Balanced-Risk Allocation 2040 Fund and, Invesco Balanced-Risk Allocation 2050 Fund will have the ability to employ leverage to a greater extent than if each Underlying Fund were required to segregate assets equal to the full notional value of such contracts. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of an Underlying Fund’s assets could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swaps” and “Risks of Potential Increased Regulation of Derivatives.” Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict an Underlying Fund’s ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.

The cost to an Underlying Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities an Underlying Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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Receipt of Issuer’s Nonpublic Information.

The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Adviser to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds’ ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds’ flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors or certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.

Cybersecurit y Risk.

The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Fund Policies

Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act Laws and Interpretations) or except to the extent that the Fund may be permitted to do so by redemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the 1940 Act Laws, Interpretations and Exemptions).

(2) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(3) The Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

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(4) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(5) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(6) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(7) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.

(1) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1⁄3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) In complying with the fundamental restriction regarding industry concentration, each Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

(3) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, each Fund may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Each of the Funds does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, each Fund will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. Each Fund will interpret the fundamental restriction regarding the purchase and sale of physical commodities and their related non-fundamental restriction to permit the Funds to invest in ETFs,

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registered investment companies and other pooled investment vehicles that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.

(4) In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1⁄3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.

Portfolio Turnover

For the fiscal years ended December 31, 2014 and 2013, the portfolio turnover rates for each Fund are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, changes in trading strategies and execution, market conditions and/or changes in Invesco investment outlook.

Turnover Rates	2014	2013
Invesco Balanced-Risk Retirement Now Fund	9%	16%
Invesco Balanced-Risk Retirement 2020 Fund	7%	16%
Invesco Balanced-Risk Retirement 2030 Fund*	9%	34%
Invesco Balanced-Risk Retirement 2040 Fund*	8%	68%
Invesco Balanced-Risk Retirement 2050 Fund*	8%	93%

*	Portfolio turnover was higher in 2013 due to the stability of underlying investments.

Policies and Procedures for Disclosure of Fund Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the “Holdings Disclosure Policy”). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below.

Public release of portfolio holdings. The Funds disclose the following portfolio holdings information at www.invesco.com/us1.

Information	Approximate Date of Website Posting	Information Remains Posted on Website
Top ten holdings as of month-end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year

These holdings are listed along with the percentage of the Fund’s net assets they represent. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.invesco.com/us. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

[1]	To locate the Fund’s portfolio holdings information on www.invesco.com/us, click on the “Products and Performance” tab, then click on the “Mutual Funds” link under “Quick Links” click on “Prices and Performance” then click on the “Fund Materials” tab. A link to the Fund’s portfolio holdings is located under the “Holdings” heading.

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Selective disclosure of portfolio holdings pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if Invesco’s U.S. Executive Management Committee (EMC) approves the parties to whom disclosure of non-public full portfolio holdings will be made. The EMC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the EMC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.

Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco:

•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

•	Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.

In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-Disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.

Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Invesco Funds.

The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.

Disclosure of certain portfolio holdings and related information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of

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their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.

From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings disclosed on the Web site. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provide or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.

Invesco provides portfolio holdings information for portfolios of Invesco Variable Insurance Funds (the Insurance Funds) to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds (Insurance Companies). Invesco may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which Invesco has entered into Non-Disclosure Agreements up to five days prior to the scheduled dates for Invesco’s disclosure of similar portfolio holdings information for other Invesco Funds on www.invesco.com/us. Invesco provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their Web sites at approximately the same time that Invesco discloses portfolio holdings information for the other Invesco Funds on its Web site. Invesco manages the Insurance Funds in a similar fashion to certain other Invesco Funds and thus the Insurance Funds and such other Invesco

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Funds have similar portfolio holdings. Invesco does not disclose the portfolio holdings information for the Insurance Funds on its Web site, and not all Insurance Companies disclose this information on their Web sites.

MANAGEMENT OF THE TRUST

Board of Trustees

The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.

Interested Pe rsons

Martin L. Flanagan, Trustee

Martin L. Flanagan has been a member of the Board of Trustees of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.

Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.

Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.

Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.

The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.

Philip A. Taylor, Trustee

Philip A. Taylor has been a member of the Board of Trustees of the Invesco Funds since 2006. Mr. Taylor has headed Invesco’s North American retail business as Senior Managing Director of Invesco Ltd. since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.

Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.

Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.

The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.

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Independent Trustees

Bruce L. Crockett, Trustee and Chair

Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.

Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.

Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of ALPS (Attorneys Liability Protection Society) and Globe Specialty Metals, Inc. (metallurgical company) and he is a life trustee of the University of Rochester Board of Directors.

The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

David C. Arch, Trustee

David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Arch is the Chairman of Blistex Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers’ Association, the Board of Visitors, Institute for the Humanities, University of Michigan and the Audit Committee of Edward – Elmhurst Hospital. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.

James T. Bunch, Trustee

James T. Bunch has been a member of the Board of Trustees of the Invesco Funds since 2000.

From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd., a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is an investment bank registered with the Financial Industry Regulatory Authority Inc. (FINRA) specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Immediately prior to forming Green Manning & Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region.

Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.

At various other times during his career, Mr. Bunch has served as Chair of the National Association of Securities Dealers, Inc. (NASD) Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee.

In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager.

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The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.

Rodney F. Dammeyer, Trustee

Rodney F. Dammeyer has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Dammeyer is Chairman of CAC, LLC, a private company offering capital investment and management advisory services. Prior to this, Mr. Dammeyer was responsible for managing all of Sam Zell’s non-real estate investment activity as managing partner of Equity Group Corporate Investments.

From 1985 to 1995, Mr. Dammeyer was chief executive officer of Itel Corporation, which later changed its name to Anixter International. From 1983 to 1985, Mr. Dammeyer was senior vice president and chief financial officer of Household International, Inc. He was executive vice president and chief financial officer of Northwest Industries, Inc. from 1979 to 1983.

After graduating from Kent State University in 1962, Mr. Dammeyer began his business career with Arthur Andersen & Co. and was admitted to partnership in 1970. He served as chairman of the firm’s advisory council and a member of the board of directors’ nominating committee.

Mr. Dammeyer is a member of the boards of directors of Stericycle, Inc. and Quidel Corporation, in addition to several private companies. He also serves on the School of Leadership and Education Sciences (SOLES) Advisory Board of the University of San Diego, the board of directors of High Tech charter schools, and the California Charter Schools Association.

From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

Albert R. Dowden, Trustee

Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds since 2000.

Mr. Dowden retired at the end of 1998 after a 24 year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.

Since retiring, Mr. Dowden continues to serve on the boards of the Reich & Tang Funds, Nature’s Sunshine Products, Inc., and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs, where he has been active for many years, as well as several other not-for-profit organizations.

Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967 to 1976), which is now Clifford Chance.

The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.

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Jack M. Fields, Trustee

Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the SEC. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.

Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.

Mr. Fields also serves as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide. In addition, Mr. Fields sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.

The Board believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Dr. Prema Mathai-Davis, Trustee

Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.

Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.

The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.

Dr. Larry Soll, Trustee

Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds since 1997.

Formerly, Dr. Soll was Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989; 1993 to 1994) and President (1982 to 1989) of Synergen Corp., a public company, and in such capacities supervised the activities of the Chief Financial Officer. Dr. Soll also has served as a director of three other public companies and as treasurer of a non-profit corporation. Dr. Soll currently serves as a trustee and a member of the Audit Committee of each of the funds within the Invesco Funds.

The Board believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Funds.

Hugo F. Sonnenschein, Trustee

Hugo F. Sonnenschein has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

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Mr. Sonnenschein is the President Emeritus and an Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, Mr. Sonnenschein served as President of the University of Chicago.

Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.

Raymond Stickel, Jr., Trustee

Raymond Stickel, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2005.

Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services for several mutual fund clients.

Mr. Stickel began his career with Touche Ross & Co. (the Firm) in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.

The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.

Suzanne H. Woolsey, Trustee

Suzanne H. Woolsey has been a member of the Board of Trustees of the Invesco Funds since 2014.

Ms. Woolsey is the Chief Executive Officer of Woolsey Partners LLC. She was formerly the chief operating officer and chief communications officer at the National Academy of Sciences and Engineering and Institute of Medicine/National Research Council from 1993 to 2003.

Ms. Woolsey served as trustee to the former Van Kampen investment companies from 2003 to 2010. She continued to serve as trustee or managing general partner to certain Invesco closed-end funds, Invesco Senior Loan Fund, and Invesco Exchange Fund following the acquisition of the Van Kampen family of funds in 2010. Ms. Woolsey also served as an independent director to the Fluor Corporation, a multi-billion dollar global engineering, construction, and management company from 2004 to 2014. Additionally, she served as independent director to the Neurogen Corporation, which is a publicly traded small molecule drug design company, from 1998 to 2006.

The Board believes that Ms. Woolsey’s experience as an independent director of numerous organizations and her service as a Trustee of certain Invesco closed-end funds, Invesco Exchange Fund, and Invesco Senior Loan Fund benefits the Funds.

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Management Information

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers and approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.

Leadership Structure and the Board of Trustees. The Board is currently composed of thirteen Trustees, including eleven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Fund has substantially the same leadership structure as the Trust.

The Board believes that its leadership structure, which includes an Independent Trustee as Chairman, allows for effective communication between the Trustees and Fund management, among the Board’s Trustees and among its Independent Trustees. The existing Board structure, including its committee structure, provides the Independent Trustees with effective control over Board governance while also providing insight from the two interested Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes will allow for the proper consideration of matters deemed important to the Funds and their shareholders and result in effective decision-making.

Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments, Audit, Compliance and Valuation, Distribution and Proxy Oversight Committees (as defined and further described below). These Committees in turn report to the full Board and recommend actions and approvals for the full Board to take.

Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investment Committee to discuss portfolio performance,

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including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.

Invesco provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Fund’s independent auditors in connection with such Committee’s review of the results of the audit of the Fund’s year end financial statement.

The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect, prevent and correct violations of the federal securities laws.

Committee Structure. The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees).

The members of the Audit Committee are Messrs. David C. Arch, James T. Bunch, Bruce L. Crockett, Rodney F. Dammeyer (Vice-Chair), Raymond Stickel, Jr. (Chair), Dr. Larry Soll, and Ms. Suzanne H. Woolsey. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to Invesco and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended December 31, 2014, the Audit Committee held six meetings.

The members of the Compliance Committee are Messrs. Bunch, Dammeyer (Vice-Chair), Dr. Soll (Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (IFG); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s

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fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) reviewing all reports made by Invesco’s Chief Compliance Officer; (ix) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (x) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xi) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the compliance consultant. During the fiscal year ended December 31, 2014, the Compliance Committee held five meetings.

The members of the Governance Committee are Messrs. Arch, Crockett, Albert R. Dowden (Chair), Jack M. Fields (Vice-Chair), Hugo F. Sonnenschein, Dr. Prema Mathai-Davis, and Ms. Woolsey. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended December 31, 2014, the Governance Committee held six meetings.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investments Committee are Messrs. Arch, Bunch (Chair), Crockett, Dammeyer (Vice-Chair), Dowden, Fields (Vice-Chair), Martin L. Flanagan, Sonnenschein (Vice-Chair), Stickel, Philip A. Taylor, Ms. Woolsey, and Drs. Mathai-Davis and Soll. The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Ltd. and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended December 31, 2014, the Investments Committee held six meetings.

The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed

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for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields, Dr. Mathai-Davis (Chair), and Sonnenschein (Vice-Chair). The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Invesco Funds (i) in the valuation of the Invesco Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Invesco Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Invesco Funds, (iii) in the review of existing distribution arrangements for the Invesco Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Invesco Funds; and (b) to make regular reports to the full Board of the Invesco Funds.

The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Ltd. regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Ltd. evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the Liquidity Procedures) and other information from Invesco Ltd. regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Ltd. and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Invesco Funds regarding distribution and marketing of the Invesco Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the Guidelines) and the Proxy Policies and Procedures (the Proxy Procedures) by Invesco Ltd. and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Ltd. and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Ltd. in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended December  31, 2014, the Valuation, Distribution and Proxy Oversight Committee held six meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.

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Compensation

Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Invesco Funds. Each such trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds’ Senior Vice President and Senior Officer, during the year ended December  31, 2014.

Pre-Amendment Retirement Plan for Trustees

The Trustees have adopted a retirement plan for the Trustees who are not affiliated with the Adviser. The Trustees also have adopted a retirement policy that permits each non-Invesco-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 75. A majority of the Trustees may extend from time to time the retirement date of a Trustee.

Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a “Covered Fund”), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (“Former Van Kampen Trustee”), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining

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payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Amendment of Retirement Plan and Conversion to Defined Contribution Plan

The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the “Amended Plan”). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the “Existing Plan Benefit”) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the “Expected Future Benefit” and, together with the Existing Plan Benefit, the “Accrued Benefit”). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.

Deferred Compensation Agreements

Edward K. Dunn and Carl Frischling (former Trustees of funds in the Invesco Funds complex), Messrs. Bunch, Crockett, Fields, and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement, beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

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Purchase of Class A Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the Invesco Funds without paying an initial sales charge. Invesco Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Invesco Funds, see “Appendix I — Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Class A Shares Sold Without an Initial Sales Charge.”

Purchase of Class Y Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class Y shares of the Invesco Funds. For a description please see “Appendix I — Purchase Redemption and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class Y Shares.”

Code of Ethics

Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Adviser’s Code of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies

Invesco has adopted its own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting to securities held by each Fund to the following Adviser/Sub-Adviser(s):

Fund	Adviser/Sub-Adviser
Invesco Balanced-Risk Retirement Now Fund	Invesco Advisers, Inc.
Invesco Balanced-Risk Retirement Fund 2020	Invesco Advisers, Inc.
Invesco Balanced-Risk Retirement Fund 2030	Invesco Advisers, Inc.
Invesco Balanced-Risk Retirement Fund 2040	Invesco Advisers, Inc.
Invesco Balanced-Risk Retirement Fund 2050	Invesco Advisers, Inc.

Invesco (the Proxy Voting Entity) will vote such proxies in accordance with the proxy policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2014 is available without charge at our web site, www.invesco.com/us. This information is also available at the SEC website, http://www.sec.gov.

CONTR OL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of each Fund’s shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

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INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Invesco serves as the Funds’ investment adviser. The Adviser managers the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco also serves as investment adviser for certain of the Underlying Funds in which the Funds invest. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.

As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.

Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

Pursuant to its Advisory Agreement with the Trust, Invesco receives no advisory fee from the Funds.

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made

Invesco has contractually agreed, through at least April 30, 2016, to reimburse expenses to the extent necessary to limit the total annual Fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items including litigation expenses, and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) for the Fund’s shares as follows:

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Fund	Expense Limitation	Expiration Date
Invesco Balanced-Risk Retirement Now Fund		April 30, 2016
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2020 Fund		April 30, 2016
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2030 Fund		April 30, 2016
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2040 Fund		April 30, 2016
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

Invesco Balanced-Risk Retirement 2050 Fund		April 30, 2016
Class A Shares	0.25%
Class AX Shares	0.25%
Class B Shares	1.00%
Class C Shares	1.00%
Class CX Shares	1.00%
Class R Shares	0.50%
Class RX Shares	0.50%
Class Y Shares	0.00%
Class R5 Shares	0.00%
Class R6 Shares	0.00%

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Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Funds invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the fee table to each Fund’s prospectus. Unless Invesco continues the fee waiver agreements, they will terminate on the expiration dates disclosed above. The fee waiver agreements cannot be terminated during their terms.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:

Invesco Asset Management Deutschland GmbH (Invesco Deutschland)

Invesco Asset Management Limited (Invesco Asset Management)

Invesco Asset Management (Japan) Limited (Invesco Japan)

Invesco Hong Kong Limited (Invesco Hong Kong)

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)

Invesco Canada Ltd. (Invesco Canada); (each a Sub-Adviser and collectively, the Sub-Advisers).

Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco Ltd.

The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.

Portfolio Managers

Appendix G contains the following information regarding the portfolio managers identified in each Fund’s prospectus:

•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.

•	Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

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Securities Lending Arrangements

If a Fund engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the “agent”) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee and to obtain Board approval prior to charging such fee in the future.

Service Agreements

Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.

Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended December 31 are found in Appendix H.

Other Service Providers

Transfer Agent. Invesco Investment Services, Inc. (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly owned subsidiary of Invesco, is the Trust’s transfer agent.

The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, AX, B, BX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an annual fee per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Class R5 and R6 shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Investment Services directly. For more information regarding

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such payments to intermediaries, see the discussion under “Sub-Accounting and Network Supporting Payments” found in Appendix I.

Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.

Custodian. State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.

Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and Australia; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the London trading desk of Invesco Asset Management Limited (the

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London Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australia desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Adviser to the various arms of the global equity trading desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a Broker), affects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.

Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be affected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates, however, a number of markets maintain an established schedule of minimum commission rates.

In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.

Each Fund is a fund of funds, and therefore does not allow transactions for brokerage commissions. However, for such data for each Underlying Fund, please see the SAI of the Underlying Fund.

Commissions

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the

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various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Broker Selection

Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities, however, Invesco and the Sub-Adviser will also consider the various factors listed above. In each case the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that are not affiliated with Invesco that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Invesco presently engages in the following instances of cross-subsidization:

Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

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Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Advisers use soft dollars to purchase two types of Soft Dollar Products:

•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Adviser have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:

•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion.

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Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follows. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

Directed Brokerage (Research Services) and Regular Brokers

Each Fund is a fund of funds, and therefore does not allow transactions for research, statistics or other information. However, for such data for each Underlying Fund, please see the SAI of the Underlying Fund.

Affiliated Transacti ons

Invesco may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is under common control, provided Invesco determines that the affiliate’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which Invesco could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Boards of the various Invesco Funds, including the Trust.

Each Fund is a fund of funds, and therefore does not allow transactions for brokerage commissions. However, for such data for each Underlying Fund, please see the SAI of the Underlying Fund.

Allocation of Port folio Transactions

Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Invesco Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each

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account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Allocation of Initial Public Offering (IPO) Transactions

Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:

Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.

Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.

Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.

Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Please refer to Appendix I for information on Purchase, Redemption and Pricing of Shares.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares — Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.

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Tax Matters

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Matters” section is based on the Internal Revenue Code (Code) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements.

•	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (IRS) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact

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on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders — U.S. withholding tax at the source” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010
(RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could

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result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount or characterization of Fund distributions (see, “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses), and

(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more Underlying Funds taxable as regulated investment companies) distributions by the Underlying Funds, redemptions of shares in the Underlying Funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund. If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an Underlying

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Fund. A qualified fund of funds, i.e. a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund (see, “Taxation of Fund Distributions — Qualified dividend income for individuals” and — “Corporate dividends received deduction” below). However, dividends paid to shareholders by a fund of funds from interest earned by an Underlying Fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund — Investments in Commodities. Each of Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund invests in derivatives, financially-linked instruments, and the stock of its own wholly-owned subsidiary (the Subsidiary) to gain exposure to the commodity markets. This strategy may cause the fund to realize more ordinary income than would be the case if the fund invested directly in commodities. Also, these commodity-linked investments and the income earned thereon must be taken into account by the fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution requirement. The fund intends to distribute the Subsidiary’s income each year in satisfaction of the fund’s Distribution Requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the fund. As such, the fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (subpart F income), whether or not such earnings are distributed by the Subsidiary to the fund. Subpart F income will be distributed by the fund to shareholders each year as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates. The Subsidiary likely will

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also be classified as a PFIC as defined below in “Tax Treatment of Portfolio Transactions — PFIC Investments,” but the CFC rules supersede the PFIC rules.

Income requirement. As described above, the fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See, “Tax Treatment of Portfolio Transactions — Investments in commodities — structured notes, corporate subsidiary and certain ETFs.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, Invesco Balanced-Risk Allocation Fund has received private letter rulings from the IRS confirming that income derived from its investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income. The IRS has also issued a number of similar letter rulings to other funds (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the IRS suspended issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the fund’s use of commodity-linked notes or the Subsidiary (which might be applied retroactively to Invesco Balanced-Risk Aggressive Allocation Fund), it could limit the fund’s ability to pursue its investment strategy and the fund might not qualify as a regulated investment company for one or more years. In this event, the Board may authorize a significant change in investment strategy or fund liquidation. In lieu of potential disqualification, the fund is permitted to pay a tax for certain failures to satisfy the Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS

Asset diversification test. For purposes of the Asset Diversification Test, each Fund’s investment in the Subsidiary would be considered a security of one issuer. Accordingly, each Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the Asset Diversification Test.

Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary’s investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements discussed below.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

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Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% (20% for certain high income taxpayers) or 25% depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, CFCs (such as the Subsidiary; see, “Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund — Investments in Commodities”) and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Corporate dividends received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs.”

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Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If more than 50 percent of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities lending” below.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g. GNMA or FNMA obligations) generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

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Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income”, for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by Invesco, which you may elect to apply to covered shares, include:

•	First-In, First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out — shares acquired last in the account are the first shares depleted.

•	High Cost — shares acquired with the highest cost per share are the first shares depleted.

•	Low Cost — shares acquired with the lowest cost per share are the first shares depleted.

•	Loss/Gain Utilization — depletes shares with losses before gains, consistent with the objective of minimizing taxes. For shares that yield a loss, shares owned one year or less (short-term) will be depleted ahead of shares owned more than one year (long-term). For gains, long-term shares will be depleted ahead of short-term gains.

•	Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund of your elected cost basis method, the default method of average cost will be applied to your covered shares upon redemption. The cost basis for covered shares will be calculated separately

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from any “noncovered shares” (defined below) you may own. You may change or revoke the use of the average cost method and revert to another cost basis method if you notify the Fund by the date of the first sale, exchange, or other disposition of your covered shares. In addition, you may change to another cost basis method at any time by notifying the Fund, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 (noncovered shares) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, Invesco first depletes noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.

Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.

Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Deferral of basis — any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Conversion of shares of the Fund into other shares of the same Fund. The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income

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tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder. Shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion of shares.

Exchange of shares of the Fund for shares of another Fund. The exchange of shares in one Fund for shares of another Fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

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Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or

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loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. Also see, “Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund — Investments in Commodities” with respect to investment in the Subsidiary.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

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Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

If a MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities

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or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary (such as the Subsidiary) that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS suspended the issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. Also see, “Invesco Balanced-Risk Allocation Fund and Invesco Balanced-Risk Aggressive Allocation Fund — Investments in Commodities” with respect to investment in the Subsidiary.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable

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event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”

Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.

Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:

•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities; and

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will

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be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

It is unclear as of the date of this SAI whether Congress will reinstate the exemptions for short-term capital gain dividends and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources that were effective for distributions with respect to taxable years of the Fund that began before January 1, 2015 or, if reinstated, whether such exemptions would have retroactive effect. However, even if reinstated, the Fund does not intend to utilize such exemptions.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Amounts reported by the Fund to shareholders as capital gain dividends that are attributable to certain capital gain dividends received from a U.S. REIT will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a qualified investment entity (QIE). If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” It is currently unclear whether Congress will extend certain rules regarding U.S. real property interests that were in effect prior to January 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.

Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial

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foreign entities (NFFE), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).

Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DISTRIBUTION OF SECURITIES

Class AX, BX, CX AND RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, BX, CX or RX of a specific Fund may make additional purchases into Class AX, BX, CX and RX, respectively, of such specific Fund. All references in the

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following “Distribution of Securities” section of this SAI to Class A, B, C and R shares, shall include Class AX, Class BX, Class CX, and Class RX shares, respectively, unless otherwise noted.

Distributor

The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreements) with Invesco Distributors, Inc. a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Ste. 1000, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Distributors serves as distributor to many other mutual Funds that are offered to retail investors. The following Distribution of Securities information is about all of the Invesco Funds that offer retail and/or Class R5 or Class R6 shares. Not all Invesco Funds offer all share classes.

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Invesco Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Distributors has entered into selected dealer and/or similar agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Invesco Funds.

Invesco Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Invesco Funds at the time of such sales. Invesco Distributors or its predecessor has paid sales commissions from its own resources to dealers who sold Class B shares of the Invesco Funds at the time of such sales.

Payments for Class B shares equaled 4.00% of the purchase price of the Class B shares sold by the dealer or institution, consisting of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% for such shares. The portion of the payments to Invesco Distributors under the Class B Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of such sales commissions plus financing costs.

Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds at the time of such sales. Payments for Class C shares equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% for such shares. Invesco Distributors will retain all payments received by it relating to Class C for the first year after they are purchased. The portion of the payments to Invesco Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

Invesco Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

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The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreements on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of its assignment. In the event the Class B shares Distribution Agreement is terminated, Invesco Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of Invesco Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to Invesco Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.

Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended December 31 are found in Appendix J.

Distribution Plans

The Trust has adopted three different forms of distribution plans pursuant to Rule 12b-1 under the 1940 Act for the Funds, one plan for the Class A shares, Class C and Class R shares, one plan for the Class AX, Class CX and Class RX shares, and one plan for the Class B shares (each, a Plan and, collectively the Plans).

Each Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class. Each Fund, pursuant to the Class AX, Class CX and Class RX Plan, reimburses Invesco Distributors in an amount up to the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.

Fund	Class A	Class AX	Class B	Class C	Class CX	Class R	Class RX
Invesco Balanced-Risk Retirement Now Fund	0.25%	0.25%	1.00%	1.00%	1.00%	0.50%	0.50%
Invesco Balanced-Risk Retirement 2020 Fund	0.25	0.25	1.00	1.00	1.00	0.50	0.50
Invesco Balanced-Risk Retirement 2030 Fund	0.25	0.25	1.00	1.00	1.00	0.50	0.50
Invesco Balanced-Risk Retirement 2040 Fund	0.25	0.25	1.00	1.00	1.00	0.50	0.50
Invesco Balanced-Risk Retirement 2050 Fund	0.25	0.25	1.00	1.00	1.00	0.50	0.50

The Plans compensate or reimburse Invesco Distributors, as applicable, for expense incurred for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA.

See Appendix K for a list of the amounts paid by each class of shares of each Fund to Invesco Distributors pursuant to the Plans for the year, or period, ended December 31, 2014 and Appendix L for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2014.

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As required by Rule 12b-1, the Plans were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

The Funds are currently grouped under one of the following three Plans:

Class A, A2, C, Investor Class, P, R and S Shares Compensation Plan:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund (Class A, C and R)

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement Now Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2020 Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2030 Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2040 Fund (Class A, C and R)

Invesco Balanced-Risk Retirement 2050 Fund (Class A, C and R)

Invesco Charter Fund

Invesco China Fund

Invesco Conservative Allocation Fund

Invesco Corporate Bond Fund (Class R)

Invesco Core Plus Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund (Class A, C and R)

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco European Growth Fund (Class A, C and R)

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

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Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco High Yield Fund (Class A and C)

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Limited Maturity Treasury Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund (Class C, Cash Reserve Shares and Class R)

Invesco Multi-Asset Inflation Fund

Invesco Premium Income Fund

Invesco Real Estate Fund (Class A, C and R)

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Term Bond Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund (Class A, C and R)

Invesco Strategic Income Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund (Class A, C and R)

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund (Class A, C and R)

Invesco Value Opportunities Fund (Class R)

Class A, AX, C, CX, Investor Class, R and RX Shares Reimbursement Plan:

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Balanced-Risk Retirement Now Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2020 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2030 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2040 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2050 Fund (Class AX, CX and RX)

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

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Invesco Corporate Bond Fund (Class A and C)

Invesco Diversified Dividend Fund (Investor Class)

Invesco Equally-Weighted S & P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund (Investor Class)

Invesco Growth and Income Fund

Invesco High Yield Fund (Investor Class)

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Mid Cap Growth Fund

Invesco Money Market Fund (Class AX and CX)

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Real Estate Fund (Investor Class)

Invesco S & P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Growth Fund (Investor Class)

Invesco Small Cap Value Fund

Invesco Technology Fund (Investor Class)

Invesco Technology Sector Fund

Invesco U.S. Government Fund (Investor Class)

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund (Class A and C)

Class B and BX Plan:

Compensation Shares

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Charter Fund

Invesco China Fund

Invesco Conservative Allocation Fund

Invesco Core Plus Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

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Invesco High Yield Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Low Volatility Equity Yield Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund (Class B shares)

Invesco Real Estate Fund

Invesco Select Companies Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco U.S. Government Fund

Reimbursement Shares

Invesco American Franchise Fund

Invesco American Value Fund

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Corporate Bond Fund

Invesco Equally-Weighted S & P 500 Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Mid Cap Growth Fund

Invesco Money Market Fund (Class BX shares)

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco S & P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Value Fund

Invesco Technology Sector Fund

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund

Amounts payable by a Fund under the Compensation Plan and Class B Plan (Compensation Shares) need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse Invesco Distributors for the actual allocated share of expenses Invesco Distributors may incur in fulfilling its obligations under these Plans. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco

Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under these Plans, Invesco Distributors will retain the full amount of the fee.

Amounts payable under the Reimbursement Plan and Class B Plan (Reimbursement Shares) must be directly related to the expenses incurred by Invesco Distributors on behalf of each Fund, as such Plans obligate the Funds to reimburse Invesco Distributors for its actual allocated share of expenses incurred for the period. Reimbursement will be made through payments made at the end of each month.

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Reimbursement expenses for Investor Class Shares covered by the Reimbursement Plan shall be computed over a rolling twelve-month period. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan or Class B Plan (Reimbursement Shares) for the period exceeds the annual cap, a Fund will not be obligated to pay more than the annual cap. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan or Class B Plan (Reimbursement Shares) for the period is less than the annual cap, Invesco Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R, Class P, Class S or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Distributors and the Fund.

The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares, 0.15% of the average daily net assets of Class S shares, and 0.10% of the average daily net assets of Class P shares, attributable to the customers selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting a principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.

Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Distributors.

The sale of Class B shares has ceased, but Invesco Distributors is eligible to be reimbursed amounts previously expended so long as the Class B Plans remain in effect. Except as may be mandated by applicable law, the Funds do no impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These reimbursed actual net expenses may or may not be recovered through Plan fees or contingent deferred sales charges in future years.

Because of fluctuations in net asset value, the Plan fees with respect to a particular Class B or Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.

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If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

FIN ANCIAL STATEMENTS

The Funds’ financial statements for the period ended December 31, 2014, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI from each Fund’s most recent Annual Report to shareholders contained in the Trust’s Form N-CSR filed on March 6, 2015.

The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

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APPENDIX A

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P, and Fitch.

Moody’s Long-Term Debt Ratings

Aaa:	Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba:	Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa:	Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime):

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

A-1

Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two=component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG-1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:	This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3:	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

A-2

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C :

Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D:	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

A-3

Plus (+) or minus (-):

The ratings from ‘AA’ to ‘CC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:	An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments.

D:	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule – the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1:	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

A-4

SP-2:	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:	Speculative capacity to pay principal and interest.

Standard & Poor’s Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Fitch Credit Rating Scales

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

A-5

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Fitch Long-Term Rating Scales

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

A-6

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations, within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Fitch Short-Term Rating Scales

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

A-7

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-8

APPENDIX B

Persons to Whom Invesco Provides

Non-Public Portfolio Holdings on an Ongoing Basis

(as of December 31, 2014)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)

Absolute Color	Financial Printer

Anglemyer & Co.	Analyst (for certain Invesco Funds)

Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel

Barclays Capital, Inc.	Broker (for certain Invesco Funds)

Blaylock Robert Van LLC	Broker (for certain Invesco Funds)

BB&T Capital Markets	Broker (for certain Invesco Funds)

Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)

BLNS Securities Ltd.	Broker (for certain Invesco Funds)

BOSC, Inc.	Broker (for certain Invesco Funds)

Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)

Cabrera Capital Markets	Broker (for certain Invesco Funds)

Charles River Systems, Inc.	System Provider

Chas. P. Young Co.	Financial Printer

Cirrus Research, LLC	Trading System

Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)

Commerce Capital Markets	Broker (for certain Invesco Funds)

Crane Data, LLC	Analyst (for certain Invesco Funds)

Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider

Crews & Associates	Broker (for certain Invesco Funds)

D.A. Davidson & Co.	Broker (for certain Invesco Funds)

Dechert LLP	Legal Counsel

DEPFA First Albany	Broker (for certain Invesco Funds)

E.K. Riley Investments LLC	Broker (for certain Invesco Funds)

Empirical Research Partners	Analyst (for certain Invesco Funds)

Finacorp Securities	Broker (for certain Invesco Funds)

First Miami Securities	Broker (for certain Invesco Funds)

First Southwest Co.	Broker (for certain Invesco Funds)

First Tryon Securities	Broker (for certain Invesco Funds)

Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

FT Interactive Data Corporation	Pricing Vendor

FTN Financial Group	Broker (for certain Invesco Funds)

GainsKeeper	Software Provider (for certain Invesco Funds)

GCom2 Solutions	Software Provider (for certain Invesco Funds)

George K. Baum & Company	Broker (for certain Invesco Funds)

Glass, Lewis & Co.	System Provider (for certain Invesco Funds)

Global Trading Analytics, LLC	Software Provider

Global Trend Alert	Analyst (for certain Invesco Funds)

Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)

Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)

ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)

ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Lincoln Investment Advisors Corporation	Other

B-1

Service Provider	Disclosure Category
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Initram Data, Inc.	Pricing Vendor

Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)

Invesco Investment Services, Inc.	Transfer Agent

Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)

Investment Company Institute	Analyst (for certain Invesco Funds)

Investortools, Inc.	Broker (for certain Invesco Funds)

ITG, Inc.	Pricing Vendor (for certain Invesco Funds)

J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)

J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)

J.P. Morgan Securities	Broker (for certain Invesco Funds)

Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)

John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)

Jorden Burt LLP	Special Insurance Counsel

KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)

Kramer Levin Naftalis & Frankel LLP	Legal Counsel

Lebenthal & Co. LLC	Broker (for certain Invesco Funds)

Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)

Loop Capital Markets	Broker (for certain Invesco Funds)

M.R. Beal	Broker (for certain Invesco Funds)

MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)

Merrill Communications LLC	Financial Printer

Mesirow Financial, Inc.	Broker (for certain Invesco Funds)

Middle Office Solutions	Software Provider

Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)

Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)

Morrison Foerster LLP	Legal Counsel

MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)

Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)

Ness USA Inc.	System provider

Noah Financial, LLC	Analyst (for certain Invesco Funds)

Omgeo LLC	Trading System

Piper Jaffray	Analyst (for certain Invesco Funds)

Prager, Sealy & Co.	Broker (for certain Invesco Funds)

PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)

Protective Securities	Broker (for certain Invesco Funds)

Ramirez & Co., Inc.	Broker (for certain Invesco Funds)

Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)

RBC Capital Markets	Analyst (for certain Invesco Funds)

RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)

Reuters America LLC	Pricing Service (for certain Invesco Funds)

Rice Financial Products	Broker (for certain Invesco Funds)

Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

RR Donnelley Financial	Financial Printer

Ryan Beck & Co.	Broker (for certain Invesco Funds)

SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)

Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)

B-2

Service Provider	Disclosure Category
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)

Simon Printing Company	Financial Printer

Southwest Precision Printers, Inc.	Financial Printer

Southwest Securities	Broker (for certain Invesco Funds)

Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)

StarCompliance, Inc.	System Provider

State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)

Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)

Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)

Stradley Ronon Stevens & Young, LLP	Legal Counsel

The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)

The MacGregor Group, Inc.	Software Provider

The Savader Group LLC	Broker (for certain Invesco Funds)

Thomson Information Services Incorporated	Software Provider

UBS Financial Services, Inc.	Broker (for certain Invesco Funds)

VCI Group Inc.	Financial Printer

Vining Sparks IBG	Broker (for Certain Invesco Funds)

W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)

Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)

Western Lithograph	Financial Printer

Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)

William Blair & Co.	Broker (for certain Invesco Funds)

XSP, LLC\Solutions Plus, Inc.	Software Provider

B-3

APPENDIX C

TRUSTEES AND OFFICERS

As of March 31, 2015

The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustee serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Interested Trustees:

Martin L. Flanagan[1] - 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None

Philip A. Taylor[2] - 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company);	144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

C-1

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	2001	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)

David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital

C-2

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
James T. Bunch – 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	144	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Vice Chair, Denver Film Society

Rodney F. Dammeyer – 1940 Trustee	2010

Chairman of CAC,LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.

Albert R. Dowden – 1941 Trustee	2001

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group

Jack M. Fields – 1952 Trustee	2001	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	144	Insperity, Inc. (formerly known as Administaff)

C-3

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Prema Mathai-Davis – 1950 Trustee	2001	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None

Larry Soll – 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None

Hugo F. Sonnenschein – 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. – 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

Suzanne H. Woolsey – 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute

Officers

Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr – 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc.	N/A	N/A

C-4

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

(formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Sheri Morris – 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A

Karen Dunn Kelley – 1960 Vice President	2004	Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured	N/A	N/A

C-5

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)y

Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A

Todd L. Spillane – 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco

			N/A	N/A

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Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

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Trustee Ownership of Fund Shares as of December 31, 2014

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds

Interested Persons
Martin L. Flanagan	None	Over $100,000
Philip A. Taylor	None	$1-$10,000

Independent Trustees
David C. Arch	None	Over $100,000
James T. Bunch	None	Over $100,000[3]
Bruce L. Crockett	None	Over $100,000[3]
Rodney F. Dammeyer	None	Over $100,000
Albert R. Dowden	None	Over $100,000
Jack M. Fields	None	Over $100,000[3]
Prema Mathai-Davis	None	Over $100,000[3]
Larry Soll	None	Over $100,000[3]
Hugo F. Sonnenschein	None	Over $100,000
Raymond Stickel, Jr.	None	Over $100,000
Suzanne H. Woolsey[4]	None	Over $100,000

[3]	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.
[4]	Suzanne H. Woolsey was elected as trustee of the Trust effective August 29, 2014.

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APPENDIX D

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014:

Trustee	Aggregate Compensation From the Trust(1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All Invesco Funds Paid to the Trustees(3)
Independent Trustees(4)
David C. Arch	$26,617	—	$205,000	$384,500

James T. Bunch	$29,825	—	$205,000	$356,800
Bruce L. Crockett	$55,355	—	$205,000	$661,000
Rodney F. Dammeyer	$27,754	—	$205,000	$332,100
Albert R. Dowden	$31,181	—	$205,000	$372,900
Jack M. Fields	$28,396	—	$205,000	$345,700
Prema Mathai-Davis	$31,181	—	$205,000	$372,900
Larry Soll	$31,183	—	$226,779	$372,900
Hugo F. Sonnenschein	$28,899	—	$205,000	$411,700
Raymond Stickel, Jr.	$33,464	—	$205,000	$400,100
Suzanne H. Woolsey(5)	$7,142	—	—	$253,500

Officer
Russell Burk	$63,080	N/A	N/A	$713,940

(1)	Amounts shown are based on the fiscal year ended December 31, 2014. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2014, including earnings, was $91,235.
(2)	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)	All trustees currently serve as trustee of 30 registered investment companies advised by Invesco.
(4)	On December 31, 2014, Wayne W. Whalen, interested trustee, and Frank S. Bayley retired. During the fiscal year ended December 2014 aggregate compensation from the Trust was $57,086 (of which $33,376 was deferred).
(5)	Suzanne H. Woolsey was elected as trustee of the Trust effective August 29, 2014.

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APPENDIX E

PROXY POLICIES AND PROCEDURES

Proxy Policies and Procedures

for

Invesco Advisers, Inc.

I.1.       PROXY POLICIES AND PROCEDURES – INVESCO ADVISERS

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by Policy	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client’s best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last ☐ Reviewed ☑ Revised by Compliance for Accuracy	October 21, 2014
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	October 21, 2014

The following policies and procedures apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. to vote proxies associated with securities held on their behalf (collectively, “Clients”).

A. GUIDING PRINCIPLES

Public companies hold meetings for shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and the selection of auditors, are addressed and, where applicable, voted on by shareholders. Proxy voting gives shareholders the opportunity to vote on issues that impact a company’s operations and policies without attending the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its Clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with Clients’ best interests, which Invesco interprets to mean Clients’ best economic interests, and Invesco’s established proxy voting policies and procedures.

The primary aim of Invesco’s proxy policies is to encourage a culture of performance among the companies in which Invesco invests on behalf of Clients, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is, in itself, unlikely to maximize shareholder value.

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The proxy voting process at Invesco, which is driven by investment professionals, focuses on the following

•

maximizing long-term value for Clients and protecting Clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders;

•

reflecting Invesco’s belief that environmental, social and corporate governance proposals can influence long-term shareholder value and should be voted in a manner where such long-term shareholder value is maximized; and

•	addressing potential conflicts of interest that may arise from time to time in the proxy voting process.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy Administration – In General

Guided by its philosophy that proxy voting is an asset that is to be managed by each investment team, consistent with that team’s view as to the best economic interest of Clients, Invesco has created the Invesco US Proxy Advisory Committee (“IUPAC”). The IUPAC is an investments -driven committee comprised of representatives from each investment management team and Invesco’s Head of Proxy Administration. IUPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex, and to vote proxies where Invesco as a firm has a conflict of interest with an issuer or an investment professional has a personal conflict of interest with an issuer whose proxy he or she is charged with voting. Absent a conflict of interest, the IUPAC representative for each investment team, in consultation with his or her team, is responsible for voting proxies for the securities the team manages. In addition to IUPAC, the Invesco mutual fund board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by the Head of Proxy Administration. IUPAC and Invesco’s proxy administration, compliance and legal teams regularly communicate and review Invesco’s proxy policies and procedures to ensure that they remain consistent with Clients’ best interests, regulatory requirements and industry best practices.

Use of Third Party Proxy Advisory Services

Representatives of the IUPAC have direct access to third party proxy advisory analyses and recommendations (currently provided by Glass Lewis (“GL”) and Institutional Shareholder Services, Inc. (“ISS”)), among other research tools, and use the information gleaned from those sources to make independent voting decisions.

Invesco’s proxy administration group performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the firms are asked to deliver updates directly to the mutual fund board of trustees. IUPAC conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies. Invesco’s proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco’s policies and procedures.

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If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco’s proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm’s control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

Proxy Voting Platform and Administration

Invesco maintains a proprietary global proxy administration platform, supported by the Head of Proxy Administration and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions such as share blocking and issuer/shareholder engagement. Invesco believes that managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters (including reporting by business unit, issuer or issue) that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, is stored in order to build institutional knowledge over time across the Invesco complex with respect to individual companies and proxy issues. Investment professionals also use the platform to access third-party proxy research.

C. Proxy Voting Guidelines (the “Guidelines”)

The following guidelines describe Invesco’s general positions with regard to various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each investment team retains ultimate discretion to vote proxies in the manner they deem to be the most appropriate, consistent with the proxy voting principles and philosophy discussed above. Individual proxy votes therefore will differ from these guidelines from time to time.

I.	Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board’s accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•

Elections of directors In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the audit, compensation and governance or

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nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis.

•

Director performance Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called “clawback” provisions.

•

Auditors and Audit Committee members Invesco believes a company’s audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company’s audit committee, or when ratifying a company’s auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company’s financial statements and reports.

•

Majority standard in director elections The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

•

Staggered Boards/Annual Election of Directors Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•

Supermajority voting requirements Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

•	Responsiveness of Directors Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•

Cumulative voting The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

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•

Shareholder access On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted.

II.	Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•

Executive compensation Invesco evaluates executive compensation plans within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•

Equity-based compensation plans Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability automatically to replenish shares without shareholder approval.

•

Employee stock-purchase plans Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•

Severance agreements Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

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III.	Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the Client’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V.	Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII.	Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients’ holdings, so Invesco generally supports a board’s discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

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D.	EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these Guidelines unless the Client retains, in writing, the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For proxies held by certain Client accounts managed in accordance with fixed income, money market and index strategies, Invesco will typically vote in line with the majority of the rest of the shares voted by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the expertise and comprehensive proxy voting reviews conducted by teams employing active equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of Clients, absent certain types of conflicts of interest, which are discussed elsewhere in these policies and procedures.

Proxy Constraints

In certain circumstances, Invesco may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its Clients’ proxies despite using commercially reasonable efforts to do so. Particular examples of such instances include, but are not limited to, the following:

•

When securities are participating in an Invesco securities lending program, Invesco determines whether to terminate the loan by weighing the benefit to the Client of voting a particular proxy versus the revenue lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights requires the Client to submit to “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to the Client(s) of voting a specific proxy outweighs the Client’s temporary inability to sell the security.

•	An inability to receive proxy materials from our Clients’ custodians with sufficient time and information to make an informed voting decision.

•

Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In the great majority of instances Invesco is able to vote U.S. and non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as its framework, but also takes into account the corporate

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governance standards, regulatory environment and generally reasonable and governance-minded practices of the local market.

E.	Resolving potential conflicts of interest

Firm Level Conflicts of Interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts.

Invesco generally resolves such potential conflicts in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of Clients, applying the Guidelines to vote Client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are not members of IUPAC.

Voting of Proxies Related to Invesco Ltd. In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held by Clients from time to time.

Personal Conflicts of Interest If any member of IUPAC has a personal conflict of interest with respect to a company or an issue presented for voting, that IUPAC member will inform IUPAC of such conflict and will abstain from voting on that company or issue. All IUPAC members shall sign an annual conflicts of interest memorandum.

Funds of Funds Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

F. RECORDKEEPING

The Investments Administration team will be responsible for all Proxy Voting record keeping.

G.	Policies and Vote Disclosure

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A copy of these Guidelines and the voting record of each Invesco Retail Fund are available on Invesco’s web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative.

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Proxy Policies and Procedures

for

Invesco Asset Management Limited (UK)

Invesco Perpetual Policy on Corporate Governance and Stewardship

Invesco Perpetual

Policy on Corporate Governance and Stewardship

Contents

Page	Section

01	1.	Introduction

01	2.	Scope

02	3.	Responsible voting

02	4.	Voting procedures

03	5.	Dialogue with companies

03	6.	Non-routine resolutions and other topics

04	7.	Evaluation of companies’ environmental, social and governance arrangements (ESG)

04	8.	Disclosure and reporting

05	9.	UK Stewardship Code

07		Appendix 1 — Voting on shares listed outside of the UK, Europe and the US

Invesco Perpetual Policy on Corporate Governance and Stewardship	01

1. Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholder value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, real property and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.

2. Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index, IP Global ex-UK Core Equity Index, IP Global ex-UK Enhanced Index and the IP Balanced Risk 6, 8 and 10 funds.

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3. Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients in portfolios managed by them. As a result of these two factors, IP will tend to vote on all UK, European and US shares but to vote on a more selective basis on other shares. (See Appendix I – Voting on shares listed outside of the UK, Europe and the US).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

In voting for or against a proposal, IP will have in mind three objectives, as follows:

-	To protect the rights of its clients

-	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

-	To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its clients where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.

4. Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

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5. Dialogue with companies

IP will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies’ management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular review, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investments were based on a joint understanding of where the businesses were going and the ability of the companies’ management to execute that plan. Inevitably there are times when IP’s views diverge from those of the companies’ executives but, where possible, it attempts to work with companies towards a practical solution. However, IP believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing companies’ prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

-	Nomination and audit committees

-	Remuneration committee and directors’ remuneration

-	Board balance and structure

-	Financial reporting principles

-	Internal control system and annual review of its effectiveness

-	Dividend and Capital Management policies

-	Socially Responsible Investing policies

6. Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

-	The degree to which the company’s stated position on the issue could affect its reputation and/ or sales, or leave it vulnerable to boycott or selective purchasing

-	Peer group response to the issue in question

-	Whether implementation would achieve the objectives sought in the proposal

-	Whether the matter is best left to the Board’s discretion.

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7. Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Investment Management Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.

8. Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental effect in its ability to manage its portfolios and ultimately would not be in the best interests of all clients. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, it will seek to provide regular illustrations to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:

-	In IP’s view, it does not conflict with the best interests of other investors; and

-	It is understood that IP will not be held accountable for the expression of views within such voting instructions and

-	IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP

Note:

The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

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9. The UK Stewardship Code

The UK Stewardship Code (the Code) issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.

Principle 1

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship, which sets out how it will discharge its stewardship responsibilities, on the ‘About us’ page on its website:

The following is a summary:

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies. As a result, in the interests of the beneficiaries of the assets under its management, IP will engage with investee companies on strategy, share value performance, risk, capital structure, governance, culture, remuneration and other significant matters that may be subject to voting in a general meeting and of proportional interest in terms of value discovery in a business.

Principle 2

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

This Invesco UK Conflicts of Interest Policy is available on request and covers potential conflicts of interest in relation to stewardship. The Conflicts of Interest Policy defines a conflict of interest as ‘a situation where there is a material risk of damage to the interests of a client arising because of the interests of Invesco and our clients differ and any client and those of another client differ.’ As UK Stewardship is carried out in our clients’ interests, there are limited opportunities for conflicts of interest arising and, where they do, these are managed appropriately.

Principle 3

Institutional investors should monitor their investee companies.

As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities. As part of the engagement process IP fund managers may choose to be made insiders (i.e. to be made privy to material, non-public information) to protect and/or enhance investor value. In such circumstances they will follow IP’s regulatory required policy and processes to mitigate against market abuse, principally by systematically blocking any trading in insider securities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

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Principle 4

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues/concerns would be raised by its fund managers through IP’s process of on-going dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Investment Management Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.

Principle 5

Institutional investors should be willing to act collectively with other investors where appropriate.

IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable, there are no conflicts of interest and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to any of the below:

-	Stuart Howard — Head of IP Investment Management Operations

-	Dan Baker — IP Investment Management Operations Manager

-	Charles Henderson — UK Equities Business Manager

Principle 6

Institutional investors should have a clear policy on voting and disclosure of voting activity.

As detailed in Section 3, IP is committed to voting on all the UK (together with European and US) stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental effect on its ability to manage its portfolios and ultimately would not be in the best interest of all clients.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

IP uses ISS to process its voting decisions and the ABI’s IVIS service for research for UK securities. Its instructions to ISS include a default instruction to vote with management, which is used only on the rare occasion when instructions are not successfully transmitted to ISS. IP will also consider the need to attend and vote at general meetings if issues prevent the casting of proxy votes within required time limits.

IP does not enter into stock lending arrangements which might impact the voting process.

Principle 7

Institutional investors should report periodically on their stewardship and voting activities.

IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, we will seek to provide illustrations to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

IP currently does not obtain an independent opinion on its engagement and voting processes as it believes any value for its clients from such an opinion is outweighed by the costs of obtaining such an opinion. There is also no material demand from clients to provide such an independent assurance.

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Appendix 1

Voting on shares listed outside of the UK, Europe and the US

When deciding whether to exercise the voting rights attached to its clients’ shares listed outside of the UK, Europe and the US, IP will take into consideration a number of factors. These will include the:

-	Likely impact of voting on management activity, versus the cost to the client

-	Portfolio management restrictions (e.g. share blocking) that may result from voting

-	Preferences, where expressed, of clients

Generally, IP will vote on shares listed outside of the UK, Europe and the US by exception only, except where the client or local regulator expressly requires voting on all shares.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Important information

As at 8 July 2014.

For more information on our funds, please refer to the most up to date relevant fund and share class-specific Key Investor Information Documents, the Supplementary Information Document, the ICVC ISA Key Features and Terms & Conditions, the latest Annual or Interim Short Reports and the latest Prospectus. This information is available using the contact details shown.

Telephone calls may be recorded.

The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.

Where Invesco Perpetual has expressed views and opinions, these may change.

Invesco Perpetual is a business name of Invesco Asset Management Limited. Authorised and regulated by the Financial Conduct Authority.

Invesco Asset Management Limited

Registered in England 949417

Registered office Perpetual Park, Perpetual Park Drive, Henley-on-Thames,

Oxfordshire, RG9 1HH, UK.

56413/PDF/080714

Proxy Policies and Procedures

for

Invesco Canada Ltd.

INVESCO CANADA

PROXY VOTING GUIDELINES

Purpose

The purpose of this document is to describe Invesco Canada Ltd.’s (“Invesco Canada”) general guidelines for voting proxies received from companies held in the accounts (“Accounts”) for which it acts as investment fund manager and/or adviser including:

•	Investment fund manager, including investment funds offered in Canada (the “Canadian Funds”),

•	Adviser, including separately managed portfolios (“SMPs”),

•	Sub-adviser, including investment funds registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”).

The Accounts referred to above, exclude Accounts that are sub-advised (“Sub-Advised Accounts”) by affiliated or third party advisers (“Sub-Advisers”). Proxies for Sub-Advised Accounts will be voted in accordance with the Sub-Adviser’s proxy voting policy (which may contain different voting recommendations), provided the policy as a whole is designed with the intention of voting securities in the best interest of the Account; unless the sub-advisory agreement provides otherwise.

Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.

Compliance will review the proxy voting policies & procedures of any new sub-advisors as part of its due diligence.

Introduction

Invesco Canada has a fiduciary obligation to act in the best long-term economic interest of the Accounts when voting proxies of portfolio companies.

The default is to vote with the recommendation of the publicly traded company’s management.

As a general rule, Invesco Canada shall vote against any actions that would:

•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

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•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.

Since Invesco Canada’s portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the recommendations of company management. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of company management.

While Invesco Canada’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

Situations in which Voting Rights Proxies Will Not Be Exercised

Voting rights will not be exercised in situations where:

•	the securities have been sold subsequent to record date;

•	administrative issues prevent voting, or;

•	Invesco Canada sub-advises an Account for an unaffiliated third-party and the securities to be voted have been lent out by the fund manager.

Conflicts of Interest

When voting proxies, Invesco Canada’s portfolio managers assess whether there are material conflicts of interest between Invesco Canada’s interests and those of the Account. A potential conflict of interest situation may include where Invesco Canada or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Canada’s relationship with the company. In all situations, the portfolio managers will not take Invesco Canada’s relationship with the company into account, and will vote the proxies in the best interest of the Account. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report in writing to the relevant Investment Head any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. If the portfolio manager in question is an Investment Head, such conflicts of

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interest and/or attempts by outside parties to improperly influence the voting process shall be presented in writing to the Investment Leadership Team (“ILT”). The Global Investments Director (or designate) will report any conflicts of interest to the Independent Review Committee on an annual basis.

I.	BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

Voting on Director Nominees in Uncontested Elections

Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s stock ownership position in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

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•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

Majority Threshold Voting for Director Elections

We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

Separating Chairman and CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of independent directors; and

•	Established governance guidelines.

Majority of Independent Directors

While we generally support proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for proposals that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.

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Stock Ownership Requirements

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.

Size of Boards of Directors

We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.

Classified or Staggered Boards

In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.

We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.

Director Indemnification and Liability Protection

We recognize that many individuals may be reluctant to serve as corporate directors if they are personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

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II.	AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

Ratification of Auditors

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote for the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

Disclosure of Audit vs. Non-Audit Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.

III.	COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers, employees and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some

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of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):

Cash Compensation and Severance Packages

We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

Executive Compensation (“say on pay”)

Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.

Equity Based Plans – Dilution

Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.

Employee Stock Purchase Plans

We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.

Loans to Employees

We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.

Stock Option Plans – Board Discretion

We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

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Stock Option Plans – Inappropriate Features

We will generally vote against plans that have any of the following structural features:

•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.

Stock Option Plans – Director Eligibility

While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

Stock Option Plans – Repricing

We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

Stock Option Plans – Vesting

We will vote against stock option plans that are 100% vested when granted.

Stock Option Plans – Authorized Allocations

We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.

Stock Option Plans – Change in Control Provisions

We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

IV.	CORPORATE MATTERS

We will review proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

As of May 2013	Page 8 of 11

Common Stock Authorization

We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Dual Class Share Structures

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.

Stock Splits

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits

We will vote for proposals to implement a reverse stock split.

Share Repurchase Programs

We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

Reincorporation

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will generally not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.

Mergers & Acquisitions

We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

•	will result in financial and operating benefits,

•	have a fair offer price,

As of May 2013	Page 9 of 11

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.

V.	SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

VI.	SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:

•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms in which the company operates,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.

We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

As of May 2013	Page 10 of 11

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

Ordinary Business Practices

We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

Protection of Shareholder Rights

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

Barriers to Shareholder Action

We will generally vote for proposals to lower barriers to shareholder action.

Shareholder Rights Plans

We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.

VII.	OTHER

We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

Reimbursement of Proxy Solicitation Expenses

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

As of May 2013	Page 11 of 11

Proxy Policy and Procedures

for

Invesco Hong Kong Limited

Invesco Hong Kong Limited

PROXY VOTING POLICY

30 June 2014

INTRODUCTION

This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

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1.	GUIDING PRINCIPLES

1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

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2.	PROXY VOTING AUTHORITY

2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4

While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement

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may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY

Individually-Managed Clients

Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

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PROXY VOTING AUTHORITY

Pooled Fund Clients

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

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3.	KEY PROXY VOTING ISSUES

3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues - Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

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KEY VOTING ISSUES

Major Corporate Proposals

Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

•	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

•	approval of changes of substantial shareholdings;

•	mergers or schemes of arrangement; and

•	approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost

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considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES

Administrative Constraints

In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

A significant proportion in this context means 5% or more of the market capitalisation of the company.

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4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

4.2	As shown by the diagram, a central administrative role is performed by our Global Proxy Team, located within the Client Administration section. The initial role of the Global Proxy Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

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4.5	The voting decision is then documented and passed back to the Global Proxy Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Global Proxy Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

The voting decision will be made by the Primary Investment Manager responsible for the market in question.

A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.

Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

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5. CLIENT REPORTING

5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING

Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.

Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

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Proxy Policies and Procedures

for

Invesco Asset Management (Japan) Limited

Guidelines on Exercising Shareholder Voting Rights and

Policies for Deciding on the Exercise of Shareholder Voting Rights

Invesco Asset Management (Japan) Limited

Enforcement Date: July 5, 2010

Revision Date: May 1, 2014

Authority to Amend or Abolish: Shareholders’ Voting Committee

Record of Amendments

Date	Content
April 20, 2011	Revision associated with review of proxy voting guideline
Mar 6, 2012	Revision associated with review of investment to emerging markets
April 20, 2012	Revision associated with review of proxy voting guideline
May 1, 2014	Revision associated with review of proxy voting guideline

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Japanese Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(2) Allocation of Earned Surplus and Dividends

•

A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

•

In principle we will vote in favor of a proposal to elect an external director, however, we will oppose a candidate for an external director who is perceived to have an interest in the relevant company.

•	In principle we will oppose a candidate for an external director who does not have independence in the case of a committees organized company, except where the majority of the board are independent.

•	In principle we will oppose a top executive candidate if the board after the shareholder meeting does not include at least one external director, regardless of independence.

•	Listed parent and subsidiary

If the relevant company has a listed parent and does not have at least one external director who is independent from the relevant company, we shall in principle oppose the top executive candidates for directors of that company.

(2) Suitability

•	In principle we shall oppose a director candidate whose attendance is less than 75 percent at meetings of the board of directors.
(3) Accountability

•	We will consider opposing a candidate for reelection as a director, if a takeover defense strategy is introduced, and that has not been approved by a resolution of a general meeting of shareholders.

(4) Business Performance of the Company

•

We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

•

We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(5) Antisocial Activities on the Part of the Company

•

In principle we will oppose a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•

In principle we will consider opposing a candidate for reelection as a director in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

(6) Shareholder-unfriendly Behavior

•

We will consider opposing the reelection of directors particularly top executives at companies which have carried out third-party placements without an approval at a general meeting of shareholders where the placements are likely to lead to excessive diminution of shareholder benefits.

•	We will consider opposing the reelection of directors particularly top executives at companies which have carried out a large –scale public offerings without any rational explanation.

•

We will consider opposing the reelection of directors particularly top executives at companies which has not taken appropriate action regarding shareholder’s proposal even if there was a shareholder’s proposal which was regarded favorable to minority shareholders and approved by majority of valid vote in the previous period at a general meeting of shareholders, or which has not proposed similar proposal in the next period at general meeting of shareholders.

(7) Other

•	In principle we will oppose a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

3. Amendment of the Composition of the Board of Directors and the Required Qualification of Directors

(1) Amendment of the Number of Directors or Composition of the Board of Directors

•

A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•

We will consider voting in favor of a proposal to decrease the number of directors except external directors, however as for a proposal to increase the number of directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

We will consider voting in favor of a proposal to increase the number of external directors, however as for a proposal to decrease the number of external directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

(2) Amendment of Required Qualifications of Directors, Their Terms of Office and Scope of Responsibilities

•

A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute a normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(3) Amendment of the Procedural Method for Election of Directors

•

A decision regarding a proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

4. Election of Statutory Auditors

A decision regarding a proposal concerning the election of statutory auditors will be made by considering, inter alia, the independence and the suitability of the candidate for statutory auditor.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

(1) Independence

•	In principle we will oppose a candidate for an external statutory auditor if the candidate does not have independence.

(2) Suitability

•	In principle we shall oppose a statutory auditor candidate whose attendance rate is less than 75 percent at meetings of the board of directors or meetings of the board of auditors

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(3) Accountability

•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

(4) Antisocial Activities on the Part of the Company

•

In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to shareholder value.

•

In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

5. Composition of the Board of Auditors

A decision regarding a proposal concerning amendment of the number of statutory auditors or the composition of the board of auditors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•

We will consider voting in favor of a proposal to increase the number of statutory auditors except external statutory auditors, however as for a proposal to decrease the number of statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

•

We will consider voting in favor of a proposal to increase the number of external statutory auditors, however as for a proposal to decrease the number of external statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

6. Election of Accounting Auditors

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

•

In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

•

In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

excessive auditing fee is paid.

•

In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

7. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation of Directors/Statutory Auditors

•	In principle we will vote in favor of a proposal to obtain approval of compensation, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation

•	A compensation framework or practice exists which presents an issue

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Annual Bonus for Directors/Statutory Auditors

In principle we will vote in favor of a proposal to pay annual bonuses, except in the following case:

•

Recipients include those who are judged to be responsible for clear mismanagement resulted in a significant decline in the stock price or severe deterioration in business performance, or shareholder-unfriendly behavior.

(3) Stock Option Plan

•

A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation, and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(4) Stock Purchase Plan

•

A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation, and the reasonability of the plan.

(5) Retirement Bonus of Directors or Statutory Auditors

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a

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statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company.

•	In principle we will vote in favor of a proposal to pay a retirement bonus of a director or a statutory auditor if all of the following conditions are satisfied.

•	Retirement bonus amount is disclosed.

•	The prospective recipients do not include an external director or an external statutory auditor.

•	None of the prospective recipients have committed a significant criminal conduct.

•

The business performance of the relevant company has not experienced a deficit for three consecutive periods and had no dividend or dividends or they were inferior when compared to others in the same industry.

•	During the terms of office of the prospective recipients there has been no corporate scandal that had a significant impact on society and caused or could cause damage to shareholder value.

•	During their terms in office there has been no window dressing or inappropriate accounting practices in the relevant company.

8. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

•

A decision regarding a proposal requesting an increase in the number of authorized shares will be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

•

In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

A decision regarding a proposal in connection with issuing of new shares will be made in consideration of , inter alia, reasons of issuing new shares, issuing conditions and terms, the impact of the dilution on the shareholders value and rights of shareholders as well as the impact on the

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listing of shares and the continuity of the company.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Preferred Shares

•

In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

•

In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to the effect that approval of issuing preferred shares is so be obtained from shareholders.

(7) Issuing of Convertible Bonds

•

A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(8) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•

A decision regarding a proposal in connection with the issuing of non-convertible bonds or increasing a borrowing limit shall be made by considering, inter alia the financial condition of the relevant company.

(9) Equitization of Debt

•

A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, and the impact on listing of the shares as well as on the continuity of the company.

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(10) Capital Reduction

•

A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(11) Financing Plan

•

A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(12) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

9. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•

In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

•	In principal we will vote in favor of a proposal submitted by the board in connection with transition to a committees organized company.

•	In principal we will vote in favor of a proposal requesting mitigation or abolishment of the requirements for special resolution.

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(3) Amendment of the Quorum of a General Meeting of Shareholders

•

A decision regarding a proposal in connection with an amendment of the quorum of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

•

A proposal in connection with amending the quorum of a special resolution of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

10. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.

(2) Corporate Restructuring

•

A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, the respective impact on the financial condition and business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

•

A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past, actions in corporate governance and accountability on the part of the candidates for director, the business performance of

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the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

•

A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

(5) Takeover Defense Strategies

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal requesting to introduce or amend a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

•	Rights Plan (Poison Pill)

A decision regarding a proposal to introduce a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	In principal we will oppose a proposal in which, a triggering condition of the number of outstanding shares is less than 20%.

•	In principal we will oppose a proposal that the effective period is beyond 3 years.

•	In principal we will oppose a proposal that directors are not selected annually.

•	In principal we will oppose a proposal in the event that there are less than 2 directors or 20% of the board who are independent with no issue of the attendance records of

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the board meeting.

•

We will vote in favor for a proposal that a rights plan is considered by an independent committee before introducing such plan. We will vote in favor a proposal only if all special committee members are independent with no issue of the attendance records of the board meeting.

•	In principal we will oppose a proposal in the event that other takeover defense strategies exist.

•	In principal we will oppose a proposal in the event that the issuing date of invitation notice to shareholders is less than 3 weeks before the general shareholders meeting.

•	In principal we will oppose a proposal unless the introduction of takeover defense strategies is considered reasonably beneficial to interests of minority shareholders.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

11. Social, Environmental and Political Problems

A decision regarding a proposal in connection with social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, or on the financial condition and business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

12. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following standards are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

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13. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

14. Shareholder proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guidelines along with company’s proposal, however, will be considered on the basis of proposed individual items.

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Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Foreign Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Procedures

•

In principle we will vote in favor of a selection of the chairman of a general meeting of shareholders, approval of the minutes, approval of the shareholders registry and other proposals in connection with procedures to hold a general meeting of shareholders.

•	In principle we will vote in favor of a procedural proposal such as the following:

•	Opening of a general meeting of shareholders

•	Closing of a general meeting of shareholders

•	Confirming the proper convening of a general meeting of shareholders

•	Satisfaction of the quorum for a general meeting of shareholders

•	Confirming the agenda items of a general meeting of shareholders

•	Election of a chairman of a general meeting of shareholders

•	Designation of shareholders who will sign the minutes of a general meeting of shareholders

•	Preparing and approving a registry of shareholders

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•	Filing of legally prescribed documents in connection with a general meeting of shareholders

•	Designation of an inspector or shareholder to inspect the minutes of a general meeting of shareholders

•	Permission to ask questions

•	Approval of the issuing of minutes of a general meeting of shareholders

•	Approval of matters of resolution and granting to the board of directors the authority to execute matters that have been approved

(2) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(3) Allocation of Earned Surplus and Dividends

•

A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

(United States)

•	In the following circumstances we will in principle oppose or withhold approval of a

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candidate for an internal director, or a candidate for an external director who cannot be found to have a relationship of independence from the relevant company:

•

If the internal director or the external director who cannot be found to have a relationship of independence from the relevant company is a member of the compensation committee or the nominating committee;

•	If the audit committee, compensation committee, or nominating committee has not been established and the director functions as a committee member;

•	If the nominating committee has not been established;

•	If external directors who are independent from the relevant company do not constitute a majority of the board of directors;

•	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(Other than United States)

A decision concerning the independence of the candidate for director will be made in consideration of the conditions of each country.

(2) Suitability

•	In principle we shall oppose or withhold approval of a director candidate in the following circumstances:

•	An attendance rate of less than 75 percent at meetings of any of the board of directors, the audit committee, the compensation committee, or the nominating committee;

•	Serving as a director of six or more companies; or

•	Serving as a CEO of another company and also serving as an external director of at least two other companies.

(3) Corporate Governance Strategies

•

In principle we will oppose or withhold approval of all candidates for reelection in the event that the board of directors employs a system of staggered terms of office and a problem of governance has occurred in the board of directors or committee but the responsible director is not made a subject of the current proposal to reelect directors.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection of a director who is a member of the audit committee:

•	If an excessive auditing fee is being paid to the accounting auditor;

•	If the accounting auditor has expressed an opinion of non-compliance concerning the

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financial statements of the relevant company; or

•

If the audit committee has agreed with the accounting auditor to reduce or waive the liability of accounting auditor, such as by limiting the right of the company or the shareholders to take legal action against the accounting auditor.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection as a director who is a member of the compensation committee:

•	If there appears to be a negative correlation between the business performance of the company and the compensation of the CEO;

•

If in the case of an option for which the stock price of the relevant company is less than the exercise price, an amendment of the exercise price or an exchange for cash or the like has been made without the approval of a general meeting of shareholders;

•	If an exchange (sale) of stock options which is limited to a single exercise has been made without obtaining the approval of a general meeting of shareholders;

•

If the burn rate has exceeded the level promised in advance to shareholders (the burn rate is the annual rate of dilution measured by the stock options or rights to shares with restriction on assignment that have been actually granted (otherwise known as the “run rate”)); or

•	If a compensation system or practice exists that presents a problem.

•	In the following circumstances we will in principle oppose or withhold approval of all candidates for reelection as directors:

•

If the board of directors has not taken appropriate action regarding a shareholders’ proposal even if there was a shareholders’ proposal which has been approved by a majority of the valid votes in the previous period at a general meeting of shareholders;

•	If the board of directors has not taken appropriate action such as withdrawing a takeover defense strategy, despite a majority of shareholders having accepted a public tender offer; or

•

If the board of directors has not taken appropriate action regarding the cause of opposition or withholding of approval even though at the general meeting of shareholders for the previous period there was a candidate for director who was opposed or for whom approval was withheld by a majority of the valid votes.

(4) Accountability

•	In the following cases we will consider opposing or withholding approval from a candidate for reelection as a director:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

If a notice of convening states that there is a director with an attendance rate of less than 75% at meetings of the board of directors or committee meetings, but the name of the individual is not specifically stated.

•

If the relevant company has a problematic system as set forth below, and business performance of the relevant company during the term in office of candidate has been in a deficit and with no dividend or is inferior when compared to those in the same industry in three consecutive periods :

•	A system of staggered terms of office;

•	A system of special resolution that is not by simple majority;

•	Shares of stock with multiple votes;

•	A takeover defense strategy that has not been approved by a resolution of a general meeting of shares;

•	No clause for exceptions exists in the event that there are competing candidates, even though a system of majority resolution has been introduced for the election of directors;

•	An unreasonable restriction is imposed on the authority of shareholders to convene an extraordinary general meeting of shareholders; or

•	An unreasonable restriction is imposed on the shareholders’ right to seek approval or disapproval on the part of shareholders by means of a letter of consent by shareholders;

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a dead hand or similar provision is included in a poison pill, until this provision is abolished.

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event of introducing a new poison pill with an effective duration of 12 months or more (a long-term pill), or any renewal of a poison pill including a short-term pill with an effective period of less than 12 months, by the board of directors without the approval of a general meeting of shareholders.

Nevertheless we will in principle vote in favor of all candidates for reelection as directors in the event of a new introduction if a commitment is made by binding resolution to seek approval of the new introduction at a general meeting of shareholders.

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a significant amendment to the disadvantage of shareholders is added to a poison pill, by the board of directors without the approval of a general meeting of shareholders.

(5) Business Performance of a Company

•

We will consider opposing or withholding a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

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•

We will consider opposing or withholding candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

(6) Antisocial Activities on the Part of the Company

•

In principle we will oppose or withhold a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•

In principle we will oppose or withhold approval of a candidate for reelection as a director who was a member of the audit committee, if inappropriate accounting practices occurred at the relevant company such as window dressing, accounting treatment that deviates from GAAP (generally accepted accounting principles), or a significant omission in disclosure pursuant to Article 404 of the Sox Law.

(7) Other

•	In principle we will oppose or withhold a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

(8) Amendment of the Number and Composition of Directors

•

A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will vote in favor of a proposal to diversify the composition of a board of directors.

•	In principle we will vote in favor of a proposal to fix the number of members of a board of directors, except when it is determined that this is a takeover defense strategy.

•	In principle we will oppose a proposal to make shareholder approval unnecessary in connection with an amendment of the number of members or composition of the board of directors.

(9) Amendment of Qualification Requirements, Period of Service, or Extent of Liability of Directors

•

A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•	In principle we will oppose a proposal requesting retention of a certain number of a

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company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(10) Amendment of the Procedural Method for Election of Directors

•

We will decide on proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

•	In principle we will vote in favor of a proposal to require the approval of the majority of the valid votes for an election of a director.

•	In principle we will vote in favor of a proposal to prohibit the US style voting system.

3. Election of Statutory Auditors

•	A decision regarding a proposal in connection with electing a statutory auditor shall be made by considering, inter alia, the independence and suitability of the statutory auditor candidate.

•	In principle we will oppose a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

•

A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

4. Election of Accounting Auditor

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

•

In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

•

In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.

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•

In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

5. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation (Including Bonus)

•	Proposals concerning compensation will be decided in consideration of, inter alia, levels of compensation, business performance of the company, and the reasonability of the framework.

•	In principle we will vote in favor of a proposal to obtain approval of compensation reports, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation.

•	A compensation framework or practice exists which presents an issue.

•	In principle we will oppose a proposal to set an absolute level or maximum compensation.

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Stock Option Plan

•

A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(3) Stock Purchase Plan

•

A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation and the reasonability of the plan.

(4) Retirement Bonus of Directors or Statutory Auditors

•

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company. In principle we will

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oppose awarding a retirement bonus in the event that a significant criminal act has been committed by the recipient during his or her term in office. Moreover we will also consider opposing the awarding of a retirement bonus in the event that the business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry. In principle we will oppose awarding a retirement bonus in the event that during the term in office of the recipient inappropriate accounting practices occurred such as window dressing or accounting treatment that deviates from generally accepted accounting principles or a significant omission in disclosure, or a corporate scandal occurred, which had a significant impact on society and caused or could cause damage to shareholder value.

6. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

•

A decision regarding a proposal requesting an increase in the number of authorized shares of stock shall be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

•

In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

•

In principle if the existing shareholders will be granted new share subscription rights (pre-emptive purchase rights) we will vote in favor of a proposal to issue new shares up to 100 percent of the number of shares issued and outstanding.

•

If the existing shareholders will not be granted new share subscription rights (pre-emptive purchase rights) we will in principle vote in favor of a proposal to issue new shares up to 20 percent of the number of shares issued and outstanding.

•	In principle we will oppose a proposal to issue new shares after an acquirer has appeared.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Reduction in Par Value of Shares

•	In principle we will vote in favor of a proposal reducing the par value of shares.

(7) Preferred Shares

•

A decision regarding a proposal in connection with creating new preferred shares or amending the number of authorized preferred shares shall be made by considering, inter alia, the existence or absence of voting rights, dividends, conversion or other rights to be granted to the preferred shares as well as the reasonability of those rights.

•

In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

•

In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to make the issuing of preferred shares a matter for approval by the shareholders.

(8) Classified Shares

•	In principle we will oppose a proposal requesting the creation of new shares with differing voting rights or increasing the authorized number of shares with differing voting rights.

•	In principle we will vote in favor of a proposal to convert to a capital structure in which there is one vote per share.

(9) Issuing of Convertible Bonds

•

A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(10) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•	A decision regarding a proposal to issue non-convertible bonds will be made by considering, inter alia, the financial condition of the relevant company.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	A decision regarding a proposal to increase a borrowing limit shall be made by considering, inter alia, the financial condition of the relevant company.

(11) Equitization of Debt

•

A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, as well as the impact on listing of the shares and on the continuity of the company.

(12) Capital Reduction

•

A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(13) Financing Plan

•

A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(14) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

7. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

•

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•

In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

(3) Amendment of the Quorum of a General Meeting of Shareholders

•

A decision regarding a proposal in connection with amending the quorum of a general meeting of shareholders and a special resolution of a general shareholders meeting will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders as well as the customs of the region or country.

•	In principle we will oppose a proposal to reduce the quorum of a general meeting of shareholders.

•	In principle we will oppose a proposal to reduce the quorum of a special resolution.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

(5) Other

(Anonymous Voting)

•

In principle we will vote in favor of a proposal requesting anonymous voting, an independent vote counter, an independent inspector, and separate disclosure of the results of voting on a resolution of a general meeting of shareholders.

(Authority to Postpone General Meetings of Shareholders)

•	In principle we will oppose a proposal requesting to grant to a company the authority to postpone a general meeting of shareholders.

(Requirement of Super Majority Approval)

•	In principle we will vote in favor of a proposal requesting a relaxation or abolishment of the requirement for a super majority.

8. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

corporate registration.

(2) Corporate Restructuring

A decision regarding a proposal in connection with a merger, acquisition, assignment or acquisition of business, company split (spin-off), sale of assets, being acquired, corporate liquidation or other corporate restructuring will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares and on the continuity of the company.

•

A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

•

A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past on the part of a candidate for director, the actions in corporate governance, accountability the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

•

A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

In principle we will oppose a proposal requesting the introduction of staggered board of directors:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•

In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors. However, in principle we will oppose a proposal which a majority of valid votes is required to elect a director except in the event that shareholders are able to write-in their own candidate in the convening notice or ballot of the company and the number of candidates exceeds a prescribed number.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

•	Authority to Call an Extraordinary General Meeting of Shareholders

•	In principle we will vote in favor of a proposal requesting a right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to call an extraordinary general meeting of shareholders.

•	Letter of Consent Seeking Approval or Disapproval from Shareholders

•	In principle we will vote in favor of a proposal requesting that shareholders have the right to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

(5) Takeover Defense Strategies

•	Rights Plan (Poison Pill)

A decision regarding a proposal in connection with introducing a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period,

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	Fair Price Conditions

A decision regarding a proposal in connection with introducing fair price conditions will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of fair price conditions, provided that the following is satisfied.

•	At the time of triggering the fair price provision, the approval of a majority or not more than a majority of shareholders without a direct interest in the acquisition is to be sought

•	In principle we will vote in favor of a proposal to reduce the number of approvals by shareholders that is necessary to trigger fair price provision.

•	Anti-Greenmail Provision

A decision regarding a proposal in connection with introducing an anti-greenmail provision will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of anti-greenmail provisions, provided that all of the following standards are satisfied:

•	The definition of greenmail is clear

•

If a buyback offer is to be made to a person who holds a large number of shares, that the buy-back offer will be made to all shareholders, or confirmation will be made that shareholders who do not have a direct interest in the takeover do not oppose the buyback offer to the person who holds a large number of shares.

•	No clause is included which would restrict the rights of shareholders, such as measures to deter being bought out.

•	Golden Parachute and Tin Parachute Conditions

A decision regarding a proposal in connection with introducing a golden parachute or a tin parachute will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, the level of compensation to be provided and the reasonability of the plan.

•	In principle we will vote in favor of a proposal to introduce or amend a golden parachute or a tin parachute if all of the following criteria are satisfied:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	The triggering of the golden parachute or the tin parachute will be determined by an independent committee.

•	The payable compensation shall be no more than three times the employment compensation payable for a year.

•	Payment of compensation shall be made after the transfer of control.

•	Classified Shares

In principle we will oppose a proposal in connection with creating new classified shares with multiple voting rights.

A decision regarding a proposal in connection with creating new classified shares with no voting rights or less voting rights will be made in consideration of, inter alia, the terms of the classified shares.

•	In principle we will oppose a proposal to create classified shares with multiple voting rights.

•	In principle we will vote in favor of a proposal to create new classified shares with no voting rights or less voting rights if all of the following conditions are satisfied.

•	The objective of creating the new classified shares is to obtain financing while minimizing the dilution of the existing shareholders.

•	The creation of the new classified shares does not have an objective of protecting the voting rights of shareholders that have a direct interest in a takeover or of major shareholders.

•	Issuing New Shares to a White Squire or a White Knight

A decision regarding a proposal in connection with issuing shares to a white squire or a white knight will be made in consideration of, inter alia, the conditions of issuing the shares.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal in connection with introducing or amending a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

9. Social, Environmental and Political Problems

A decision regarding a proposal in connection with a social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, the impact on the financial condition and the business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

10. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following criteria are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

11. Other

(1) Directors

•	Ex Post Facto Approval of Actions by Directors and Executive Officers

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by the directors or executive officers as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Separation of Chairman of the Board of Directors and CEO

•

In principle we will vote in favor of a proposal to have a director who is independent from the relevant company serve as the chairman of the board of directors as long as there are not sufficient reasons to oppose the proposal, such as the existence of a corporate governance organization that will counter a CEO who is also serving as chairman.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Independence of Board of Directors

•

In principle we will vote in favor of a proposal to have directors who are independent from the relevant company account for at least a majority or more than two-thirds of the members of the board of directors.

•	In principle we will vote in favor of a proposal that the audit committee, compensation committee and nominating committee of the board of directors shall be composed solely of independent directors.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

(2) Statutory Auditors

•	Ex Post Facto Approval of Actions by Statutory Auditors

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by a statutory auditor as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Attendance by a Statutory Auditor at a General Meeting of Shareholders

In principle we will vote in favor of a proposal requesting that a statutory auditor attend a general meeting of shareholders.

(3) Accounting Auditor

•	Fees of an accounting auditor

•	In principle we will vote in favor of a proposal requesting that the decision on the fees of an accounting auditor is left up to the discretion of the board of directors.

•	In principle we will oppose a proposal to reduce or waive the liability of an accounting auditor.

•	Selection of the Accounting Auditor by a General Meeting of Shareholders

•	In principle we will vote in favor of a proposal to make the selection of an accounting auditor a matter for resolution by a general meeting of shareholders.

12. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

13. Shareholder Proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guideline along with company’s proposal, however, will be considered on the basis of proposed individual items.

Proxy Policies and Procedures

for

Invesco Asset Management Deutschland GmbH

April 2013

INVESCO CONTINENTAL EUROPE

VOTING RIGHTS POLICY

INVESCO ASSET MANAGEMENT SA (& BRANCHES IN AMSTERDAM, BRUSSELS, MADRID, MILAN, STOCKHOLM)

INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH

INVESCO ASSET MANAGEMENT ÖSTERREICH GMBH

Approach

This document sets out the high level Proxy Voting Policy of the companies outlined above and referred to as Invesco Continental Europe (“Invesco CE”). The principles within this policy are followed by these companies or to any of its delegates as applicable.

Invesco CE is committed to the fair and equitable treatment of all its clients. As such Invesco CE has put in place procedures to ensure that voting rights attached to securities within a UCITS or portfolio for which it is the Management Company are exercised where appropriate and in the best interests of the individual UCITS/ portfolio itself. Where Invesco CE delegates the activity of Investment Management it will ensure that the delegate has in place policies and procedures consistent with the principles of this policy.

Voting Opportunities

Voting opportunities which exist in relation to securities within each individual UCITS/ portfolio are monitored on an ongoing basis in order to ensure that advantage can be taken of any opportunity that arises to benefit the individual UCITS/ portfolio.

When is has been identified that a voting opportunity exists, an investment decisions is taken whether or not the opportunity to vote should be exercised and, if relevant, the voting decision to be taken. Considerations which are taken into account include:

•	The cost of participating in the vote relative to the potential benefit to the UCITS/portfolio.

•

The impact of participation in a vote on the liquidity of the securities creating the voting opportunity due to the fact that some jurisdictions will require that the securities are not sold for a period if they are the subject of a vote.

•	Other factors as deemed appropriate by the Investment Manager in relation to the investment objectives and policy of the individual UCITS/ portfolio.

It may be the case that an investment decision is taken not to participate in a vote. Such decisions can be equally appropriate due to the considerations applied by the investment team to determine the relative benefit to the individual UCITS/ portfolio, based on criteria such as fund size, investment objective, policy and investment strategy applicable.

Conflicts of Interest:

Invesco CE has a Conflicts of Interest Policy which outlines the principles for avoiding, and where not possible, managing conflicts of interest. At no time will Invesco CE use shareholding powers in respect of individual UCITS/portfolio to advance its own commercial interests, to pursue a social or political cause that is unrelated to a UCITS’/portfolio’s economic interests, or to favour another UCITS/ portfolio or client or other relationship to the detriment of others. This policy is available, free of cost, from any of the Invesco CE companies.

Information on Voting Activity:

Further information on votes which were available to individual UCITS and actions taken are available to unitholders free of charge and by request to the UCITS Management Company.

Proxy Policies and Procedures

for

Invesco PowerShares Capital Management LLC

Invesco PowerShares Capital Management LLC

PROXY VOTING POLICY

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Approved June 24, 2014, amended December 18, 2014

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

Approved June 24, 2014, amended December 18, 2014

APPENDIX F

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 15, 2015.

Invesco Balanced-Risk Retirement Now Fund

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Avenue S Minneapolis, MN 55402-2405	—	—	10.02%	—	—	—	—	—	—	—

Ascensus Trust Company Otter Creek Awning 401 K Plan 59 616 PO Box 10758 Fargo, ND 58106-0758	—	—	—	—	—	25.18%	—	—	—	—

Ascensus Trust Company West Georgia Pediatric Partners Set PO Box 10758 Fargo, ND 58106-0758	—	—	—	6.14%	—	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	6.87%	10.87%	—	—	—	—	—	—	—	—

Edward Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	—	44.24%	—	—	26.55%	—	—	—	—	—

EMJAYCO FBO Child Parent Centers Inc. 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	8.00%	—	—	—	—	—	—	—	—	—

FIIOC 401K FBO Maloney Properties 100 Magellan way Covington, KY 41015-1987	5.73%	—	—	—	—	—	—	—	—	—

FIIOC FBO Clear Lam Packaging, Inc. EE’s PS and Savings 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	8.06%	—	—

FIIOC FBO Chicago Communications LLC 401K Profit Sharing Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	65.57%	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
First Clearing LLC Special Custody Acct For The Exclusive Benefit of Customer 10750 Wheat First Drive WS1165 Glen Allen, VA 23060-9243	—	—	—	—	24.86%	—	—	—	—	—

First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	—	9.04%	—	12.38%	—	—	—	—	—	—

Great West Trust Company LLC TTEE FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, Co 8011-5002	—	—	—	—	—	—	—	—	7.88%	—

ITC C&W Contracting Robert E. Biel Jr Canton, GA 30115-8258	—	—	6.99%	—	—	—	—	—	—	—

ITC CUST IRA R/O FBO Charmaine Calvino Chicago, IL 60633-1310	—	—	7.53%	—	—	—	—	—	—	—

ITC CUST ROTH IRA FBO Karen T Sachs Basking Ridge, NJ 07920-3055	—	—	7.97%	—	—	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
ITC CUST SIMPLE SIMPLE IRA FBO Bobby G Jackson Jackson Lawn Care & Maintenance Bowersville, GA 30516-2503	—	—	6.68%	—	—	—	—	—	—	—

Larry L Foote Susan J Foote Wayland, MI 49348-9521	—	—	5.00%	—	—	—	—	—	—	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	—	—	—	—	7.41%	—	—	—	—	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr. East 2nd Floor Jacksonville, FL 32246-6484	—	—	—	6.98%	—	—	—	—	—	—

Mid Atlantic Trust Company FBO Stoneridge Group LLC 401 k Profit Sharing Plan & Trust 1251 Waterfront Place Suite 525 Pittsburg, PA 15222-4228	—	—	—	—	—	13.62%	—	—	—	—

Morgan Stanley Smith Barney 1 New York Plaza Floor 12 New York, NY 10004-1901	—	—	—	5.95%	—	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd. Fl 5 Fl 4 Jersey City, NJ 07310-2010	—	5.01%	13.43%	—	—	—	—	—	—	—

NFS LLC FBO FIIOC TTEE FBO Qualified Employee Plans 401K FINOPS – IC Funds 100 Magellan Way # KWIC Covington, NY 41015-1987	—	—	—	—	—	—	—	—	90.41%	—

PAI Trustco Inc. Park Fowler & CO PLLC 401K 1300 Enterprise Dr De Pere, WI 54115-4934	—	—	—	—	—	7.41%	—	—	—	—

PAI Trustco Inc. FBO Software Sciences Group Inc. 1300 Enterprise Dr. De Pere, WI 54115-4934	—	—	—	11.50%	—	—	—	—	—	—

PAI Trustco Inc. FBO Power Plant Outage Services LLC 1300 Enterprise Dr De Pere, WI 54115-4934	—	—	—	—	—	10.51%	—	—	—	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	8.46%	—	6.11%	5.13%		—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1102	—	—	7.75%	—	—	—	—	—	—	—

Reliance Trust CO TTEE FBO ADP Access Large Market 401K 1100 Abernathy Rd Atlanta, GA 30328-5620	—	—	—	—	—	—	—	8.04%	—	—

State Street Bank & Trust Co FBO ADP/MSDW Alliance 1 Lincoln St Boston, MA 02111-2900	—	—	—	—	—	16.66%	90.52%	—	—	—

UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd Fl 9 Jersey City, NJ 07310-2055	—	—	—	7.04%	—	—	—	—	—	—

US Bank NA FBO SD Electrical Annuity Plan P.O. Box 1787 Milwaukee, WI 53201-1787	—	—	—	—	—	—	—	—	—	97.32%

Invesco Balanced-Risk Retirement 2020 Fund

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN	—	—	8.87%	7.87%	—	—	—	—	—	—

Ascensus Trust Company FBO saiful/Banquet, Inc. 401K PO Box 10758 Fargo, ND 58106-0758	—	—	—	—	—	6.46%	—	—	—	—

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	17.53%	—	—	—	—	—	—	—	—

Edward Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	—	39.78%	—	—	35.63%	—	—	—	—	—

FIIOC FBO Clear Lam Packaging, Inc. EE‘s PS and Savings Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	5.53%	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
FIIOC FBO Chicago Communications LLC 401K Profit Sharing Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	47.27%	—	—

First Clearing, LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	—	9.77%	—	8.12%	—	—	—	—	—	—

George Lyle FBO Property Damage Appraisers Inc. 401K PSP & Trust 6100 Southwest Blvd. Ste 200 Fort Worth, TX 76109-3964	—	—	—	—	—	—	—	5.61%	—	—

Great-West Trust Company LLC TTEE FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	—	—	—	—	—	—	—	—	6.83%	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers ATTN Fund Administration 4800 Deer Lake Dr East 2nd Floor Jacksonville, FL 32246-6484	6.77%	—	—	—	—	13.76%	—	—	—	—

Merrill Lynch 4800 Deer Lake Dr E Jacksonville, FL 32246-6484	—	—	—	5.54%	—	—	—	—	—	—

MG Trust Company CUST FBO KVC Behavioral Healthcare 403(B) 717 17th St STE 1300 Denver, CO 80202-3304	—	—	—	—	—	—	9.55%	—	—	—

Mid Atlantic Trustco FBO North Central Urology P A 401K PL 1251 Waterfront Pl. Suite 525 Pittsburgh, PA 15222-4228	—	—	—	—	—	—	—	16.88%	—	—

MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	—	—	—	—	20.54%	—	37.61%	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd Floor 5 Jersey City, NJ 07310-2010	—	—	7.33%	—	—	—	—	—	—	—

NFS LLC FBO FIIOC TTEE FBO Qualified Employee Plans 401K FINOPS – IC Funds 100 Magellan Way #KWIC Covington, NY 41015-1987	—	—	—	—	—	—	—	—	88.48%	—

PAI Trustco Inc. Peter H D Kim 1300 Enterprise Dr. De Pere, WI 54115-4934	—	—	—	5.62%	—	—	—	—	—	—

PAI Trustco Inc. Jay J Dennis 401K PSP 1300 Enterprise Dr. De Pere, WI 54115-4934	—	—	—	—	—	5.72%	—	—	—	—

Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0001	—	—	11.86%	7.09%	—	—	—	—	—	—

Raymond James Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1102	—	—	—	5.08%	5.34%	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
State Street Bank & Trust Co FBO ADP/MSDW Alliance 1 Lincoln St Boston, MA 02111-2900	7.57%	—	—	—	—	17.42%	48.07%	—	—	—

US Bank NA FBO SD Electrical Annuity Plan P.O. Box 1787 Milwaukee, WI 53201-1787	—	—	—	—	—	—	—	—	—	99.23%

Invesco Balanced-Risk Retirement 2030 Fund

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN	—	—	—	8.78%	—	—	—	—	—	—

Ascensus Trust Company GE Johnson Construction Company PO Box 10758 Fargo, ND 58106-0758	7.44%	—	—	—	—	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	19.90%	—	—	6.52%	—	—	—	—	—

Counsel Trust DBA MATC FBO Edward G Mackay M D P A 401 K PSP Plan and Trust 1251 Waterfront Pl, Suite 525 Pittsburgh, PA 15222-4228	—	—	—	—	—	7.96%	—	—	—	—

Edward Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	—	38.52%	—	—	12.37%	—	—	—	—	—

FIIOC FBO Clear Lam Packaging, Inc. EE‘s PS and Savings Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	15.37%	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
FIIOC FBO Chicago Communications LLC 401K Profit Sharing Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	15.47%	—	—

First Clearing, LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	—	—	—	7.87%	—	—	—	—	—	—

Gary R Williams FBO Unity One Federal Credit Union 401K PSP & Trust 6701 Burlington Blvd. Fort Worth, TX 76131-2834	—	—	—	—	—	—	—	6.23%	—	—

George Lyle FBO Property Damage Appraisers Inc. 401K PSP & Trust 6100 Southeast Blvd Ste 200 Fort Worth, TX 76109-3964	—	—	—	—	—	—	—	6.48%	—	—

Great-West Trust Company LLC TTEE FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	—	—	—	—	—	—	—	—	5.76%	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers Attn: Fund Administration 4800 Deer Lake Dr. East 2nd Floor Jacksonville, FL 32246-6484	10.70%	—	—	12.98%	—	20.13%	—	—	—	—

MG Trust Company Cust. FBO Marcelo Andreoli, MD., PLLC 401K 17 17th St. Ste 1300 Denver, CO 80202-3304	—	—	—	—	—	—	5.68%	—	—	—

MLPF&S For the Sole Benefit of ITS Customers Attn: Fund Administration 4800 Deer Lake Dr. East 2nd Floor Jacksonville, FL 32246-6484	—	—	—	—	49.19%	—	—	—	—	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd. FL 5 LF 4 Jersey City, NJ 07310-2010	—	8.10%	—	—	—	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
NFS LLC FBO FIIOC TTEE FBO Qualified Employee Plans 401K FINOPS– IC Funds 100 Magellan Way #KWIC Covington, KY 41015-1987	—	—	—	—	—	—	—	—	87.70%	—

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 510 Marquette Ave S Minneapolis, MN 55402-1110	—	—	—	—	—	—	—	6.18%	—	—

RISC TTEE Wilmington Trust P.O. Box 52129 Phoenix, AZ 85072-2129	—	—	—	—	—	—	—	—	6.45%	—

Sharon Goldberg FBO Prostheticare Fort Worth L P 401K PSP & Trust 1550 W Rosedale St STE 100 Fort Worth, TX 76104-7405	—	—	—	—	—	—	—	5.61%	—	—

State Street Bank & Trust Co FBO ADP/MSDW Alliance 1 Lincoln St Boston, MA 02111-2900	6.75%	—	—	—	—	11.93%	85.02%	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
State Street Bank Cust FBO ADP Access 1 Lincoln Stotech Ctr Fl 6 Boston, MA 02111	—	—	—	—	—	—	—	7.08%	—	—

Stephen Maietta FBO Envirotainer Services Inc. 401K Profit Sharing Plan & Trust 222 Las Colinas Blvd. West, Suite 1350 Irving, TX 75039-5489	—	—	—	—	—	—	—	8.61%	—	—

Steven Amato DDS Steven Amato Manitowoc, WI 54220-8744	—	—	6.15%	—	—	—	—	—	—	—

Susan Seifert FBO Seifert Murphy LLC 401K PSP & Trust 4040 N Central Expressway Dallas, TX 75204-3158	—	—	—	—	—	—	—	5.47%	—	—

US Bank FBO SD Electrical Annuity Plan P.O. Box 1787 Milwaukee, WI 53201-1787	—	—	—	—	—	—	—	—	—	99.33%

Invesco Balanced-Risk Retirement 2040 Fund

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Ascensus Trust Company GE Johnson Construction Company PO Box 10758 Fargo, ND 58106-0758	8.72%	—	—	—	—	—	—	—	—	—

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	17.84%	—	—	7.04%	—	—	—	—	—

Edward Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	—	36.58%	—	—	10.67%	—	—	—	—	—

EMJAYCO FBO Child Parent Centers 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	6.18%	—	—	—	—	—	—	—	—	—

FIIOC FBO Clear Lam Packaging, Inc. EE‘s PS and Savings Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	12.27%	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	7Percentage Owned of Record
George Lyle FBO Property Damage Appraisers Inc. 401K PSP & Trust 6100 Southwest Blvd Ste 200 Fort Worth, TX 76109-3964	—	—	—	—	—	—	—	12.04%	—	—

Great-West Trust Company LLC TTEE FBP Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	—	—	—	—	—	—	—	—	6.70%	—

ITC Cust IRA FBO Marianne Frail Hilton, NY 14468-8942	—	—	6.15%	—	—	—	—	—	—	—

ITC Cust IRA R/O IRA R/O Matthew V Blythe Orlando, FL 32825-7173	—	—	—	—	7.83%	—	—	—	—	—

ITC Cust IRA R/O IRA R/O Lewis J Thackara Crowley, TX 76036-9517	—	—	5.25%	—	—	—	—	—	—	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers ATTN: Fund Administration 4800 Deer Lake Dr East 2nd Floor Jacksonville, FL 32246-6484	13.01%	—	—	13.50%	—	22.84%	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	—	—	—	—	46.76%	—	—	—	—	—

Morgan Stanley Smith Barney 1 New York Plaza FL 12 New York, NY 10004-1901	—	—	—	—	—	—	—	5.05%	—	—

National Financial Services, LLC FEBO Customers Mutual Funds 499 Washington Blvd FL 5 Jersey City, NJ 07310-2010	—	5.68%	8.70%	—	—	—	—	—	—	—

NFS LLC FBO FIIOC TTEE FBO Qualified Employee Plans 401K FINOPS – IC Funds 100 Magellan Way #KWIC Covington, KY 41015-1987	—	—	—	—	—	—	—	—	91.63%	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	6.85%	—	—	—	—	—	—	—

Reliance Trust Co TTEE FBO ADP Access Large Market 401K 1100 Abernathy Rd. Atlanta, GA 30328-5620	—	—	—	—	—	—	—	7.05%	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
State Street Bank & Trust Co FBO ADP/MSDW Alliance 1 Lincoln St Boston, MA 02111-2900	7.87%	10.98%	—	—	—	28.78%	89.78%	—	—	—

Stephen Maietta FBO Envirotainer Services Inc. 401K Profit Sharing Plan & Trust 222 Las Colinas Blvd West Suite 1350 Irving, TX 75039-5489	—	—	—	—	—	—	—	11.02	—	—

UMB Bank, NA C/F Florence Township BOE 403B FBO Francis R. Roberson Jr. 346 E Front St Florence, NJ 08518-1414	—	—	8.15%	—	—	—	—	—	—	—

US Bank NA FBO SD Electrical Annuity Plan P.O. Box 1787 Milwaukee, WI 53201-1787	—	—	—	—	—	—	—	—	—	99.36%

Invesco Balanced-Risk Retirement 2050 Fund

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Ave S Minneapolis, MN 55402-2405	—	6.15%	—	8.96%	—	—	—	—	—	—

Ascensus Trust Company GE Johnson Construction Company, PO Box 10758 Fargo, ND 58106-0758	8.46%	—	—	—	—	—	—	—	—	—

BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	11.39%	—	—	—	—	—	—	—	—

Charles Schwab & Co Inc. Special Custody Acct FBO Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	—	5.50%	—	—	—	—	—	—	—	—

Edward Jones & Co For The Benefit of Customers 12555 Manchester Rd Saint Louis, MO 63131-3729	—	37.59%	—	—	8.38%	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
FIIOC FBO Clear Lam Packaging, Inc. EE‘s PS and Savings Plan 100 Magellan Way Covington, KY 41015-1987	—	—	—	—	—	—	—	7.93%	—	—

First Clearing, LLC Special Custody Acct For The Exclusive Benefit of Customer 2801 Market St Saint Louis, MO 63103-2523	—	—	—	5.99%	—	—	—	—	—	—

Gary R Williams FBO Unity One Federal Credit Union 401K PSP & Trust Credit Union 6701 Burlington Blvd. Fort Worth, TX 76131-2834	—	—	—	—	—	—	—	10.93%	—	—

Great-West Trust Company LLC TTEE FBO Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111-5002	—	—	—	—	—	—	—	—	8.72%	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St NE, Ste 1800 Atlanta, GA 30309-2499	—	—	—	—	—	—	9.37%	—	—	—

ITC CUST IRA R/O IRA R/O Aaron J Krause Vancouver, WA 98662-2187	—	—	—	—	5.78%	—	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
ITC CUST ROTH IRA ROTH IRA A/C Whitney Farris Cummings Conway, AR 72034-4906	—	—	—	—	22.20%	—	—	—	—	—

ITC CUST SEP IRA SEP A/C Corey J Hinckley Westfield, MA 01085-4716	—	8.94%	—	—	—	—	—	—	—	—

ITC CUST Simple Simple IRA FBO Michael R Milroy Scorsones Services Center Mt Morris, NY 14510-9633	—	—	—	—	9.72%	—	—	—	—	—

ITC CUST Simple Simple IRA FBO Kelsey J Whitelaw Marshall Medic Pharmacy Marshall, AR 72650-8860	—	—	—	—	21.52%	—	—	—	—	—

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr San Diego, CA 92121-3091	—	—	—	—	—	—	—	12.27%	—	—

Merrill Lynch Pierce Fenner & Smith FBO The Sole Benefit of Customers ATTN: Fund Administration 4800 Deer Lake Dr East 2nd Floor Jacksonville, FL 32246-6484	—	—	—	9.64%	—	11.53%	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
MG Trust Company CUST FBO Pediatric & Adolescent Medicine, 717 17th Street Suite 1300 Denver, CO 80202-3304	—	—	—	—	—	—	10.61%	—	—	—

MLPF&S For The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr E Fl 2 Jacksonville, FL 32246-6484	—	—	—	—	21.68%	—	—	—	—	—

Morgan Stanley Smith Barney 1 New York Plz FL 12 New York, NY 1004-1901	—	—	—	—	—	—	—	5.38%	—	—

National Financial Services LLC FEBO Customers Mutual Funds 200 Liberty St, 1WFC New York, NY 10281-1003	—	—	14.72%	—	—	—	—	—	—	—

NFS LLC FBO FIIOC TTEE FBO Qualified Employee Plans 401K FINOPS – IC Funds 100 Magellan Way #KWIC Covington, KY 41015-1987	—	—	—	—	—	—	—	—	84.56%	—

PAI Trustco Inc. FBO Johnson Recruiting 401K PSP 1300 Enterprise Dr De Pere, WI 54115-4934	—	—	—	—	—	9.33%	—	—	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	9.08%	—	—	—	—	—	—	10.74%	—	—

Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1102	—	—	6.03%	—	—	—	—	—	—	—

RBC Capital Markets LLC Mutual Funds OMNIBUS Processing Attn: Mutual Fund OPS Manager 510 Marquette Ave S Minneapolis, MN 55402-1110	—	—	7.52%	—	—	—	—	—	—	—

RISC TTEE Wilmington Trust PO Box 52129 Phoenix, AZ 85072-2129	—	—	—	—	—	—	—	—	6.48%	—

State Street Bank & Trust Co FBO ADP/MSDW Alliance 1 Lincoln St Boston, MA 02111-2900	7.84%	6.23%	—	—	—	26.31%	80.01%	—	—	—

Susan Seifert FBO Seifert Murphy LLC 401K PSP & Trust 4040 N Central Expy Dallas, TX 75204-3158	—	—	—	—	—	—	—	11.68%	—	—

	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
US Bank NA FBO SD Electrical Annuity Plan PO Box 1787 Milwaukee, WI 53201-1787	—	—	—	—	—	—	—	—	—	98.18%

WTRISC AS Agent FBO EPLAN Group Trust C/O Mutual Funds P.O. Box 52129 Phoenix, AZ 85072-2129	—	—	—	—	—	—	—	5.31%	—	—

Management Ownership

As of April 15, 2015, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

APPENDIX G

PORTFOLIO MANAGERS

Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments and – Assets Managed

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Funds that they manage. Accounts are grouped into three categories: (i) investments made directly in the Fund, (ii) investments made in an Invesco pooled investment vehicle with the same or similar objectives and strategies as the Fund, and (iii) any investments made in any Invesco Fund or Invesco pooled investment vehicle. The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

Investments

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Balanced-Risk Retirement Now Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Invesco Balanced-Risk Retirement 2020 Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Invesco Balanced-Risk Retirement 2030 Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
[3]	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Balanced-Risk Retirement 2040 Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000
Invesco Balanced-Risk Retirement 2050 Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	Over $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	Over $1,000,000
Scott Wolle	None	N/A	Over $1,000,000

Assets Managed

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Balanced-Risk Retirement Now Fund
Mark Ahnrud	16	$15,159.3	19	$4,116.7	None	None
Chris Devine	16	$15,159.3	19	$4,116.7	None	None
Scott Hixon	16	$15,159.3	19	$4,116.7	None	None
Christian Ulrich	16	$15,159.3	19	$4,116.7	None	None
Scott Wolle	16	$15,159.3	24	$13,444.5	None	None
Invesco Balanced-Risk Retirement 2020 Fund
Mark Ahnrud	16	$15,082.1	19	$4,116.7	None	None
Chris Devine	16	$15,082.1	19	$4,116.7	None	None
Scott Hixon	16	$15,082.1	19	$4,116.7	None	None
Christian Ulrich	16	$15,082.1	19	$4,116.7	None	None
Scott Wolle	16	$15,082.1	24	$13,444.5	None	None
Invesco Balanced-Risk Retirement 2030 Fund
Mark Ahnrud	16	$15,071.0	19	$4,116.7	None	None
Chris Devine	16	$15,071.0	19	$4,116.7	None	None
Scott Hixon	16	$15,071.0	19	$4,116.7	None	None
Christian Ulrich	16	$15,071.0	19	$4,116.7	None	None
Scott Wolle	16	$15,071.0	24	$13,444.5	None	None
Invesco Balanced-Risk Retirement 2040 Fund
Mark Ahnrud	16	$15,120.5	19	$4,116.7	None	None
Chris Devine	16	$15,120.5	19	$4,116.7	None	None
Scott Hixon	16	$15,120.5	19	$4,116.7	None	None
Christian Ulrich	16	$15,120.5	19	$4,116.7	None	None
Scott Wolle	16	$15,120.5	24	$13,444.5	None	None
Invesco Balanced-Risk Retirement 2050 Fund
Mark Ahnrud	16	$15,157.6	19	$4,116.7	None	None
Chris Devine	16	$15,157.6	19	$4,116.7	None	None
Scott Hixon	16	$15,157.6	19	$4,116.7	None	None

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Christian Ulrich	16	$15,157.6	19	$4,116.7	None	None
Scott Wolle	16	$15,157.6	24	$13,444.5	None	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each affiliated Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[4]
Invesco[5] Invesco Deutschland Invesco Hong Kong[5] Invesco Asset Management.	One-, Three- and Five-year performance against Fund peer group.
Invesco- Invesco Real Estate[5,6] Invesco Senior Secured[5,7]	Not applicable
Invesco Canada[5]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.
Invesco Japan[8]	One-, Three- and Five-year performance

[4]	Rolling time periods based on calendar year-end.
[5]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.
[6]	Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.
[7]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
[8]	Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Deferred / Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of deferred/long term compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

APPENDIX H

ADMINISTRATIVE SERVICES FEES

The funds paid Invesco the following amounts for administrative services for the last three fiscal years ended December 31.

FUND NAME	2014	2013	2012
Invesco Balanced-Risk Retirement Now Fund	$50,000	$50,000	$50,000
Invesco Balanced-Risk Retirement 2020 Fund	50,000	50,000	50,000
Invesco Balanced-Risk Retirement 2030 Fund	50,000	50,000	50,000
Invesco Balanced-Risk Retirement 2040 Fund	50,000	50,000	50,000
Invesco Balanced-Risk Retirement 2050 Fund	50,000	50,000	50,000

H-1

APPENDIX I

PURCHASE, REDEMPTION AND PRICING OF SHARES

All references in the following “Purchase, Redemption and Pricing of Shares” section of this SAI to Class A, B, C and R shares shall include Class A2 and AX (except Invesco Money Market Fund), Class BX, Class CX, and Class RX shares, respectively, unless otherwise noted. All references in the following “Purchase, Redemption and Pricing of Shares” section of this SAI to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.

Transactions through Financial Intermediaries

If you are investing indirectly in an Invesco Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a Retirement and Benefit Plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Invesco Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Invesco Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in Funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge (CDSC). The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading.

If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a Retirement and Benefit Plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

Unless otherwise provided, the following are certain defined terms used throughout this prospectus:

•	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.

•	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.

•	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.

•	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.

Purchase and Redemption of Shares

Purchases of Class A shares, Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, Class AX shares of Invesco Money Market Fund and Invesco Balanced-Risk Retirement Funds and Invesco Cash Reserve Shares of Invesco Money Market Fund

Initial Sales Charges. Each Invesco Fund (other than Invesco Tax-Exempt Cash Fund) is grouped into one of four categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Distributors, Inc. (Invesco Distributors) and participating dealers for their expenses incurred in connection with the distribution of the Invesco Funds’ shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.

Class A shares of Invesco Tax-Exempt Cash Fund and Invesco Cash Reserve Shares of Invesco Money Market Fund are sold without an initial sales charge.

Category I Funds

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Charter Fund

Invesco China Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Pacific Growth Fund

Invesco Premium Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 50,000	5.50%	5.82%	5.00%
$50,000 but less than $ 100,000	4.50%	4.71%	4.00%
$100,000 but less than $ 250,000	3.50%	3.63%	3.00%
$250,000 but less than $ 500,000	2.75%	2.83%	2.25%
$500,000 but less than $ 1,000,000	2.00%	2.04%	1.75%

Category II Funds

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco International Total Return Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund

Invesco U.S. Mortgage Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	4.25%	4.44%	4.00%
$100,000 but less than $ 250,000	3.50%	3.63%	3.25%
$250,000 but less than $ 500,000	2.50%	2.56%	2.25%
$500,000 but less than $ 1,000,000	2.00%	2.04%	1.75%

Category III Funds

Invesco Limited Maturity Treasury Fund (Class A2 shares)

Invesco Tax-Free Intermediate Fund (Class A2 shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	1.00%	1.01%	0.75%
$100,000 but less than $ 250,000	0.75%	0.76%	0.50%
$250,000 but less than $ 1,000,000	0.50%	0.50%	0.40%

As of the close of business on October 30, 2002, Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

Category IV Funds

Invesco Floating Rate Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Maturity Treasury Fund (Class A shares)

Invesco Short Term Bond Fund

Invesco Strategic Real Return Fund

Invesco Tax-Free Intermediate Fund (Class A shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	2.50%	2.56%	2.00%
$100,000 but less than $ 250,000	1.75%	1.78%	1.50%
$250,000 but less than $ 500,000	1.25%	1.27%	1.00%

Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I or II Funds do not pay an initial sales charge. Investors who purchase $500,000 or more of Class A shares of Category IV Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I or II Funds and make additional purchases that result in account balances of $1,000,000 or more ($500,000 or more for Category IV) do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of Class A shares of $1,000,000 or more (for Category I and II or $500,000 for Category IV), are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II, or IV Fund, each share will generally be subject to a 1.00% CDSC if the investor redeems those shares within 18 months after purchase.

Invesco Distributors may pay a dealer concession and/or advance a service fee on Large Purchases of Class A shares, as set forth below. Exchanges between the Invesco Funds may affect total compensation paid.

Payments for Purchases of Class A Shares by Investors Other than Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than Employer Sponsored Retirement and Benefit Plans:

Percent of Purchases – Categories I, II and IV

1% of the first $4 million
plus 0.50% of the next $46 million
plus 0.25% of amounts in excess of $50 million

If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, with respect to Categories I or II Funds, or $500,000 with respect to Category IV Funds, the purchase will be considered a “jumbo accumulation purchase.” With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

If an investor made a Large Purchase of Class A shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund on or after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II, or IV Fund, Invesco Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II, or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

Payments for Purchases of Class A Shares at NAV by Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for purchases of Class A shares at net asset value (NAV) of Category I, II, or IV Funds by Employer Sponsored Retirement and Benefit Plans provided that the applicable dealer of record is able to establish that the plan’s purchase of such Class A shares is a new investment (as defined below):

Percent of Purchases

0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million

A “new investment” means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Invesco Fund shares, (ii) an exchange of Invesco Fund shares, (iii) the repayment of one or more Employer Sponsored Retirement and Benefit Plan loans that were funded through the redemption of Invesco Fund shares, or (iv) money returned from another fund family. If Invesco Distributors pays a dealer concession in connection with an Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA Plan’s purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan first invests in Class A shares of an Invesco Fund. If the applicable dealer of record is unable to establish that an Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA Plan’s purchase of Class A shares at NAV is a new investment, Invesco Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan’s account(s).

Fund Reorganizations. Class A Shares issued in connection with a Fund’s merger, consolidation, or acquisition of the assets of another Fund will not be charged an initial sales charge.

Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, the applicable initial sales charge for the new purchase may be reduced and will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. These reductions are available to purchasers that meet the qualifications listed in the prospectus under “Qualifying for Reduced Sales Charges and Sales Charge Exceptions.”

How to Qualify For Reductions in Initial Sales Charges under Rights of Accumulation (ROAs) or Letters of Intent (LOIs). The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Invesco Funds.

Letters of Intent

A purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a LOI; and (ii) subsequently fulfilling the conditions of that LOI.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Money Market Fund or Class IB, IC, Y, Investor Class and Class RX shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges since they cannot be tied to a LOI.

The LOI confirms the total investment in shares of the Invesco Funds that the purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

Calculating the Initial Sales Charge

•	Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” above).

•	It is the purchaser’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below under “Rights of Accumulation” if Invesco Investment Services, Inc., the Invesco Funds’ transfer agent (Transfer Agent) is advised of all other accounts at the time of the investment.

•	Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.

•	If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at any time prior to the completion of the original LOI. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•	By signing a LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser generally will have to pay the increased amount of sales charge.

•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount computed to the nearest full share out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser’s name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released, and additional purchases will be subject to the appropriate breakpoint sales charge based on the account’s current ROA value.

•	If the intended investment is not completed, the purchaser generally will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the total amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

•	Accounts linked under the LOI revert back to ROA once a LOI is met, regardless of expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Distributors or its designee.

•	If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his or her total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Other Persons Eligible for the LOI Privilege

The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

LOIs and Contingent Deferred Sales Charges

All LOIs to purchase $1,000,000 or more of Class A shares of Category I, or II Funds or $500,000 or more of Class A shares of Category IV Funds are subject to an 18-month, 1% CDSC.

Rights of Accumulation

A purchaser may also qualify for reduced initial sales charges under Invesco’s ROA policy. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Distributors takes into account not only the money that is invested upon such proposed purchase, but also the value of all shares of the Invesco Funds owned by such purchaser, calculated at their then current public offering price.

If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Invesco Fund with a value of $30,000 and wishes to invest an additional $30,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 4.50% will apply to the full $30,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

ROAs are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

If an investor’s new purchase of Class A shares of a Category I, II, or IV Fund is at net asset value, the newly purchased shares may be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.

Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Distributors reserves the right to determine whether any purchaser is entitled to a reduced sales charge based upon the qualifications set forth in the prospectus under “Qualifying for Reduced Sales Charges and Sales Charge Exceptions.”

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Money Market Fund and Investor Class shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

Class A Shares Sold Without an Initial Sales Charge. Invesco Distributors permits certain other investors to invest in Class A shares without paying an initial sales charge, generally as a result of the investor’s current or former relationship with the Invesco Funds. It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.

•	Any current, former or retired trustee, director, officer or employee (or any immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any such persons;

•	Any current or retired officer, director, or employee (and members of his or her immediate family) of DST Systems, Inc. or Fiserv Output Solutions, a division of Fiserv Solutions, Inc;

•	Shareholders who received Class A shares of an Invesco Fund on June 1, 2010 in connection with the reorganization of a predecessor fund in which such shareholder owned Class H, Class L, Class P, and/or Class W shares, who purchase additional Class A shares of the Invesco Fund;

•	Shareholders of record holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of Invesco Constellation Fund or Invesco Charter Fund, respectively;

•	Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Invesco Constellation Fund in an account established with Invesco Distributors; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Invesco Constellation Fund is effected within 30 days of the redemption or repurchase;

•	Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds who purchase additional Class A shares;

•	Certain former AMA Investment Advisers’ shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time, who purchase additional Class A shares;

•	Shareholders of record of Advisor Class shares of an Invesco Fund on February 11, 2000 who have continuously owned shares of that Invesco Fund, who purchase additional shares of that Invesco Fund;

•	Shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares and who since that date have continuously held Class A shares, who purchase additional Class A shares;

•	Shareholders of record of Class B shares of Invesco Global Dividend Growth Securities Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund;

•	Shareholders of record of Class B shares of Invesco Van Kampen Global Equity Allocation Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund; and

•	Unitholders of Invesco unit investment trusts who enrolled prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Invesco Funds, who receive Class A shares of an Invesco Fund pursuant to such reinvestment program in an account established with Invesco Distributors. The Invesco Funds reserve the right to modify or terminate this program at any time.

Payments to Dealers. Invesco Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and
Rule 12b-1 distribution fees discussed above. In this context, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Distributors or one or more of its corporate affiliates (collectively, the Invesco Distributors Affiliates). In addition to those payments, Invesco Distributors Affiliates may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Invesco Funds. Invesco Distributors Affiliates make these payments from their own resources, from Invesco Distributors’ retention of underwriting concessions and from payments to Invesco Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Distributors Affiliates will be reimbursed directly by the Invesco Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial intermediaries that sell shares of the Invesco Funds receive one or more types of these cash payments. Financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Invesco Distributors Affiliates do not make an independent assessment of the cost of providing such services. Certain financial intermediaries listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial intermediary to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

Financial Support Payments. Invesco Distributors Affiliates make financial support payments as incentives to certain financial intermediaries to promote and sell shares of Invesco Funds. The benefits Invesco Distributors Affiliates receive when they make these payments include, among other things, placing Invesco Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Financial support payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including Invesco Funds in its Fund sales system (on its sales shelf). Invesco Distributors Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to Retirement and Benefit Plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).

The financial support payments Invesco Distributors Affiliates make may be calculated on sales of shares of Invesco Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all such shares sold by the financial intermediary during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Invesco Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of Invesco Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of Invesco Funds in investor accounts. Invesco Distributors Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Sub-Accounting and Networking Support Payments. The Transfer Agent, an Invesco Distributors Affiliate, acts as the transfer agent for the Invesco Funds, registering the transfer, issuance and redemption of Invesco Fund shares, and disbursing dividends and other distributions to Invesco Funds shareholders. However, many Invesco Fund shares are owned or held by financial intermediaries, as that term is defined above, for the benefit of their customers. In those cases, the Invesco Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediary. In these situations, Invesco Distributors Affiliates may make payments to financial intermediaries that sell Invesco Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Class R5 shares) or 0.10% (for Class R5 shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Class R5 shares only). No Sub-Accounting or Networking Support payments will be made with respect to Invesco Funds’ Class R6 shares. Invesco Distributors Affiliates also may make payments to certain financial intermediaries that sell Invesco Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Distributors Affiliates may make under this category include, among others, payment of networking fees of up to $10 per shareholder account maintained on certain mutual fund trading systems.

All fees payable by Invesco Distributors Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Invesco Funds, subject to certain limitations approved by the Board of the Trust.

Other Cash Payments. From time to time, Invesco Distributors Affiliates, at their expense and out of their own resources, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Distributors Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial intermediary, one-time payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading systems, financial assistance to financial intermediaries that enable Invesco Distributors Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA) (formerly, NASD, Inc.). Invesco Distributors Affiliates make payments for entertainment events they deem appropriate, subject to Invesco Distributors Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

Invesco Distributors Affiliates are motivated to make the payments described above because they promote the sale of Invesco Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of Invesco Funds or retain shares of Invesco Funds in their clients’ accounts, Invesco Distributors Affiliates benefit from the incremental management and other fees paid to Invesco Distributors Affiliates by the Invesco Funds with respect to those assets.

In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial intermediary about any payments it receives from Invesco Distributors Affiliates or the Invesco Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial intermediary at the time of purchase.

Certain Financial Intermediaries that Receive One or More Types of Payments

1st Global Capital Corporation

1st Partners, Inc.

401k Exchange, Inc.

401k Producer Services

ADP Broker Dealer, Inc.

Advantage Capital Corporation

Advest Inc.

Alliance Benefit Group

Allianz Life

Allstate

American Enterprise Investment

American General

American Portfolios Financial Services Inc.

American Skandia Life Assurance Corporation

American United Life Insurance Company

Ameriprise Financial Services Inc.

Ameritas Life Insurance Corp

Ameritrade

APEX Clearing Corporation

Ascensus

Associated Securities Corporation

AXA

Baden Retirement Plan Services

Bank of America

Bank of New York Mellon

Bank of Oklahoma

Barclays Capital Inc.

BB&T Capital Markets

BCG Securities

BC Ziegler

Benefit Plans Administrators

Benefit Trust Company

BMO Harris Bank NA

BNP Paribas

BOSC, Inc.

Branch Banking & Trust Company

Brinker Capital

Brown Brothers Harriman & Co.

Buck Kwasha Securities LLC

Cadaret Grant & Company, Inc.

Cambridge Investment Research, Inc.

Cantella & Co., Inc.

Cantor Fitzgerald & Co.

Capital One Investment Services LLC

Centennial Bank

Center for Due Diligence

Cetera

Charles Schwab & Company, Inc.

Chase

Citi Smith Barney

Citibank NA

Citigroup Global Markets Inc.

City National Bank

Comerica Bank

Commerce Bank

Commonwealth Financial Network LPL

Community National Bank

Compass

Compusys / ERISA Group Inc

Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc.

Credit Suisse Securities

Crowell Weedon & Co.

CUSO Financial Services, Inc.

CUNA Mutual Life

D.A. Davidson & Company

Daily Access Corporation

Delaware Life Insurance Company

Deutsche Bank

Digital Retirement Solutions, Inc.

Diversified Investment Advisors

Dorsey & Company Inc.

Dyatech Corporation

Edward Jones & Co.

Envestnet

Equitable Life Insurance Company

Equity Services, Inc.

Erisa Administrative Services

Expertplan

Fidelity

Fifth Third

Financial Data Services Inc.

Financial Planning Association

Financial Services Corporation

First Clearing Corp.

First Command Financial Planning, Inc.

First Financial Equity Corp.

First Southwest Company

Forethought Life Insurance Company

Frost

FSC Securities Corporation

FTB Advisors

Fund Services Advisors, Inc.

Gardner Michael Capital, Inc.

GE

Genworth

Glenbrook Life and Annuity Company

Goldman, Sachs & Co.

Great West Life

Guaranty Bank & Trust

Guardian

GunnAllen Financial

GWFS Equities, Inc.

H.D. Vest

Hantz Financial Services Inc

Hare and Company

Hartford

Hewitt

Hightower Securities, LLC

Hornor, Townsend & Kent, Inc.

Huntington

ICMA Retirement Corporation

Institutional Cash Distributors

Intersecurities, Inc.

INVEST Financial Corporation, Inc.

Investacorp, Inc.

Investment Centers of America, Inc.

J.M. Lummis Securities

Jackson National Life

Jefferson National Life Insurance Company

Jefferson Pilot Securities Corporation

John Hancock Distributors LLC

JP Morgan

Kanaly Trust Company

Kaufmann and Global Associates

Kemper

LaSalle Bank, N.A.

Lincoln

Loop Capital Markets, LLC

LPL Financial

M & T Securities, Inc.

M M L Investors Services, Inc.

M&T Bank

Marshall & Ilsley Trust Co., N.A.

Mass Mutual

Matrix

Mellon

Mercer

Merrill Lynch

Metlife

Meyer Financial Group, Inc.

Mid Atlantic Capital Corporation

Minnesota Life Insurance Co.

Money Concepts

Morgan Keegan & Company, Inc.

Morgan Stanley

MSCS Financial Services, LLC

Municipal Capital Markets Group, Inc.

Mutual Service Corporation

Mutual Services, Inc.

N F P Securities, Inc.

NatCity Investments, Inc.

National Financial Services

National Planning

National Retirement Partners Inc.

Nationwide

New York Life

Newport Retirement Plan Services, Inc.

Next Financial Group, Inc.

NFP Securities Inc.

Northeast Securities, Inc.

Northern Trust

Northwestern Mutual Investment Services

NRP Financial

Ohio National Life Insurance Company

OnBrands24 Inc

OneAmerica Financial Partners Inc.

Oppenheimer

Pen-Cal Administrators

Penn Mutual Life

Penson Financial Services

Pershing LLC

PFS Investments, Inc.

Phoenix

Piper Jaffray

PJ Robb

Plains Capital Bank

Plan Administrators

Plan Member Services Corporation

Planco

PNC

Primerica Shareholder Services, Inc.

Princeton Retirement Group, Inc.

Principal

Princor Financial Services Corporation

Proequities, Inc.

Prudential

Qualified Benefits Consultants, Inc.

R B C Dain Rauscher, Inc.

Randall & Hurley, Inc.

Raymond James

RBC Wealth Management

Reliance Trust Company

Ridge Clearing

Riversource (Ameriprise)

Robert W. Baird & Co.

Ross Sinclair & Associates LLC

Royal Alliance Associates

RSBCO

S I I Investments, Inc.

SagePoint Financial, Inc.

Salomon Smith Barney

Sanders Morris Harris

SCF Securities, Inc.

Securian Financial Services, Inc.

Securities America, Inc.

Security Benefit Life

Security Distributors, Inc.

Security Financial Resources, Inc.

Sentra Securities

Signator Investors, Inc.

Silverton Capital, Corp.

Simmons First Investment Group, Inc.

Smith Barney Inc.

Smith Hayes Financial Services

Southwest Securities

Sovereign Bank

Spelman & Company

Standard Insurance Company

State Farm

State Street Bank & Trust Company

Sterne Agee Financial Services, Inc.

Stifel Nicolaus & Company

Summit

Sun Life

SunAmerica Securities, Inc.

SunGard

SWS Financial Services, Inc.

Symetra Investment Services Inc.

T Rowe Price

TD Ameritrade

Teacher Insurance and Annuity Association of America

TFS Securities, Inc.

The (Wilson) William Financial Group

The Bank of New York

The Huntington Investment Company

The Retirement Plan Company LLC

The Vanguard Group

Transamerica

Trautmann Maher & Associates, Inc.

Treasury Strategies

Triad Advisors Inc

Trust Management Network, LLC

U.S. Bancorp

UBS Financial Services Inc.

UMB Financial Services, Inc.

Unified Fund Services, Inc.

Union Bank

United Planners Financial

United States Life Insurance Company

UPromise Investment Advisors LLC

USB Financial Services, Inc.

USI Securities, Inc.

UVEST

V S R Financial Services, Inc.

VALIC

Vanguard Marketing Corp.

Vining Sparks IBG, LP

VLP Corporate Services LLCVOYA

VRSCO – American General Distributors

Wachovia

Waddell & Reed, Inc.

Wadsworth Investment Co., Inc.

Wall Street Financial Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo

Wilmington Trust Retirement and Institutional Services Company

Woodbury Financial Services, Inc.

Xerox HR Solutions LLC

Zions Bank

Zurich American Life Insurance Company

Purchases of Class B Shares

New or additional investments in Class B shares are no longer permitted; but investors may pay a CDSC if they redeem their shares within a specified number of years after purchase. See the Prospectus for additional information regarding CSDC’s.

Purchases of Class C Shares

Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into Invesco Short Term Bond Fund). See the prospectus for additional information regarding this CDSC. Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds (except for Class C shares of Invesco Short Term Bond Fund) at the time of such sales. Payments with respect to Invesco Funds other than Invesco Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Invesco Funds on or after May 1, 1995, and in circumstances where Invesco Distributors grants an exemption on particular transactions.

Payments with Regard to Converted Class K Shares

For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares’ Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Distributors’ own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.

Purchase and Redemption of Class P Shares

Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Please see Invesco Summit Fund’s prospectus for details.

Purchases of Class R Shares

Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from an Employer Sponsored Retirement and Benefit Plan in which an Invesco Fund was offered as an investment option.

Percent of Cumulative Purchases

0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million

With regard to any individual purchase of Class R shares, Invesco Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan’s account(s).

Purchases of Class S Shares

Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.

Purchases of Class Y Shares

Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the prospectus for more information.

Purchases of Investor Class Shares

Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Invesco Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately. The Investor Class is closed to new investors.

Purchases of Class R5 and R6 Shares

Class R5 and R6 shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Class R5 and R6 prospectus for more information.

Exchanges

Terms and Conditions of Exchanges. Normally, shares of an Invesco Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

Redemptions

General. Shares of the Invesco Funds may be redeemed directly through Invesco Distributors or through any dealer who has entered into an agreement with Invesco Distributors. In addition to the Funds’ obligation to redeem shares, Invesco Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with Invesco Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by the Transfer Agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by Invesco Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of an Invesco Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by the Transfer Agent. To provide funds for payments made under the Systematic Redemption Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

Payments under a Systematic Redemption Plan constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each Invesco Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II, and IV Funds, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into or Invesco Short Term Bond Fund). (In addition, no CDSC applies to Class A2 shares.) See the prospectus for additional information regarding CDSCs.

Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II, or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:

•	Redemptions of shares held by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class A shares held by the plan;

•	Redemptions of shares by the investor where the investor’s financial intermediary has elected to waive the amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment;

•	Minimum required distributions made in connection with a Retirement and Benefit Plan following attainment of age 70 1⁄2 , or older, and only with respect to that portion of such distribution that does not exceed 12% annually of the participant’s beneficiary account value in a particular Fund;

•	Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver; and

•	Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, provided; the investor reinvests his dividends.

Contingent Deferred Sales Charge Exceptions for Class B and C Shares. CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

•	Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver;

•	Distributions from Retirement and Benefit Plans where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1⁄2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant’s or beneficiary’s account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another Retirement and Benefit Plan invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

•	Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends;

•	Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and

•	Investment account(s) of Invesco and its affiliates.

In addition to the foregoing, CDSCs will not apply to the following redemptions of Class C shares:

•	Redemption of shares held by Employer Sponsored Retirement and Benefit Plans or Employer Sponsored IRAs in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; or

•	A total or partial redemption of shares where the investor’s financial intermediary has elected to waive amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment.

It is possible that a financial intermediary may not be able to offer one or more of the waiver categories described in this section. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of these waivers. Investors should ask their financial intermediary whether they offer the above CDSCs. The Funds may terminate or amend the terms of these CDSCs at any time.

General Information Regarding Purchases, Exchanges and Redemptions

Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with the Transfer Agent’s policies and procedures and U.S. regulations. The Transfer Agent reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply the Transfer Agent with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to the Transfer Agent in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.

Authorized Agents. The Transfer Agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Invesco Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.

Signature Guarantees. In addition to those circumstances listed in the “Shareholder Information” section of each Fund’s prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to Invesco as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. Invesco Funds may waive or modify any signature guarantee requirements at any time.

Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an “eligible guarantor institution” as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent’s current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary public signatures are not an acceptable replacement for a signature guarantee. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an “eligible guarantor institution” and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of the Transfer Agent.

Transactions by Telephone. By signing an account application form, an investor agrees that the Transfer Agent may surrender for redemption any and all shares held by the Transfer Agent in the designated account(s), or in any other account with any of the Invesco Funds, present or future, which has the identical registration as the designated account(s). The Transfer Agent and Invesco Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Invesco Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and Invesco Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder’s Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

Internet Transactions. An investor may effect transactions in his account through the Internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither the Transfer Agent nor Invesco Distributors will be liable for any loss, expense or cost arising out of any Internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of Internet transactions include requests for confirmation of the shareholder’s PIN and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect Internet transactions may be terminated at any time by the Invesco Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.

Abandoned Property. It is the responsibility of the investor to ensure that the Transfer Agent maintains a correct address for his account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to the Transfer Agent. Upon receiving returned mail, the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Transfer Agent is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. The Transfer Agent is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Retirement and Benefit Plans Sponsored by Invesco Distributors. Invesco Distributors acts as the prototype sponsor for certain types of Retirement and Benefit Plan documents. These Retirement and Benefit Plan documents are generally available to anyone wishing to invest Retirement and Benefit Plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial intermediary for details.

Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:

•	an annual custodial fee on accounts where Invesco Distributors acts as the prototype sponsor;

•	expedited mailing fees in response to overnight redemption requests; and

•	copying and mailing charges in response to requests for duplicate statements.

Please consult with your intermediary for further details concerning any applicable fees.

Offering Price

The following formula may be used to determine the public offering price per Class A share of an investor’s investment:

Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price. For example, at the close of business on December 31, 2014, Invesco Balanced-Risk Retirement Now Fund – Class A shares had a net asset value per share of $8.77. The offering price, assuming an initial sales charge of 5.50%, therefore was $9.28.

Class R5 and R6 shares of the Invesco Funds are offered at net asset value.

Calculation of Net Asset Value

Each Invesco Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE on each business day of the Invesco Fund. In the event the NYSE closes early on a particular day, each Invesco Fund determines its net asset value per share as of the close of the NYSE on such day. The Invesco Funds determine net asset value per share by dividing the value of an Invesco Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class.

Determination of an Invesco Fund’s net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date. Under normal circumstances, market valuation and fair valuation, as described below, are not used to determine share price for money market funds because shares of money market funds are valued at amortized cost.

With respect to non-money market funds, the net asset value for shareholder transactions may be different than the net asset value reported in the Invesco Fund’s financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Invesco Fund at period end.

Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. A security listed or traded on an exchange (excluding convertible bonds) held by an Invesco Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of an Invesco Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If the Adviser believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Invesco Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts, domestic and foreign index futures, and exchange-traded funds.

Invesco Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Invesco Fund. Because the net asset value per share of each Invesco Fund is determined only on business days of the Invesco Fund, the value of the portfolio securities of an Invesco Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Invesco Fund.

Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Redemptions in Kind

Although the Invesco Funds generally intend to pay redemption proceeds solely in cash, the Invesco Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an Invesco Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Invesco Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Invesco Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of an Invesco Fund, is obligated to redeem for cash all shares presented to such Invesco Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Invesco Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Backup Withholding

Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information generally will be subject to backup withholding.

Each Invesco Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

1.	the investor fails to furnish a correct TIN to the Invesco Fund;

2.	the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;

3.	the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Transfer Agent will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS Penalties. Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

Nonresident Aliens. Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

APPENDIX J

TOTAL SALES CHARGES

The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by Invesco Distributors for the last three fiscal years ended December 31:

	2014		2013		2012
	Sales Charge	Amount Retained	Sales Charge	Amount Retained	Sales Charge	Amount Retained
Invesco Balanced-Risk Retirement Now Fund	$37,595	$5,395	$56,112	$5,947	$70,761	$9,392
Invesco Balanced-Risk Retirement 2020 Fund	89,489	12,172	166,077	22,031	223,315	26,799
Invesco Balanced-Risk Retirement 2030 Fund	118,506	18,198	202,126	29,131	221,812	27,241
Invesco Balanced-Risk Retirement 2040 Fund	124,254	16,638	150,447	18,425	173,603	21,074
Invesco Balanced-Risk Retirement 2050 Fund	68,985	10,733	69,568	8,681	79,666	9,489

The following chart reflects the total sales charges paid in connection with the sale of Class AX shares of each Fund and the amount retained by Invesco Distributors for the last three fiscal years ended December 31:

	2014		2013		2012
	Sales Charge	Amount Retained	Sales Charge	Amount Retained	Sales Charge	Amount Retained
Invesco Balanced-Risk Retirement Now Fund	$2,930	$280	$4,193	$411	$13,545	$1,596
Invesco Balanced-Risk Retirement 2020 Fund	6,293	747	8,290	860	17,278	2,081
Invesco Balanced-Risk Retirement 2030 Fund	6,944	696	9,149	984	10,352	1,217
Invesco Balanced-Risk Retirement 2040 Fund	4,841	513	12,068	1,652	6,964	716
Invesco Balanced-Risk Retirement 2050 Fund	1,348	136	4,516	475	4,354	404

J-1

The following chart reflects the total contingent deferred sales charges paid in connection with the sale of Class A, Class AX, Class B, Class C, Class CX, Class R and Class RX shares and retained by Invesco Distributors for the last three fiscal years ended December 31:

	2014	2013	2012
Invesco Balanced-Risk Retirement Now Fund	$577	$2,163	$1,320
Invesco Balanced-Risk Retirement 2020 Fund	2,854	7,493	8,838
Invesco Balanced-Risk Retirement 2030 Fund	4,995	8,350	4,470
Invesco Balanced-Risk Retirement 2040 Fund	1,788	2,781	3,634
Invesco Balanced-Risk Retirement 2050 Fund	1,153	1,673	1,009

J-2

APPENDIX K

AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLANS

A list of amounts paid by each class of shares to Invesco Distributors pursuant to the Plans for the fiscal year ended December 31, 2014 follows:

Fund	Class A Shares	Class AX Shares	Class B Shares	Class C Shares	Class CX Shares	Class R Shares	Class RX Shares
Invesco Balanced-Risk Retirement Now Fund	$37,033	$31,773	$4,301	$45,516	$34,188	$9,032	$1,050
Invesco Balanced-Risk Retirement 2020 Fund	124,749	26,869	20,651	94,922	28,453	44,082	5,110
Invesco Balanced-Risk Retirement 2030 Fund	128,527	18,191	24,558	125,594	18,394	60,621	5,533
Invesco Balanced-Risk Retirement 2040 Fund	86,347	8,500	10,009	57,851	5,844	44,050	3,250
Invesco Balanced-Risk Retirement 2050 Fund	33,364	2,939	3,900	38,038	1,420	26,455	1,160

K-1

APPENDIX L

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class A	Advertising	$0	$0	$0	$0	$0
	Printing and Mailing	0	0	0	0	0
	Seminars	0	0	0	0	0
	Underwriters Compensation	0	0	0	0	0
	Dealers Compensation	37,033	124,749	128,527	86,347	33,364
	Personnel	0	0	0	0	0
	Travel Relating to Marketing	0	0	0	0	0
	Annual Report Total	37,033	124,749	128,527	86,347	33,364

An estimate by category of the allocation of actual fees paid by Class AX shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class AX	Advertising	$0	$0	$0	$0	$0
	Printing and Mailing	0	0	0	0	0
	Seminars	0	0	0	0	0
	Underwriters Compensation	0	0	0	0	0
	Dealers Compensation	31,773	26,869	18,191	8,500	2,939
	Personnel	0	0	0	0	0
	Travel Relating to Marketing	0	0	0	0	0
	Annual Report Total	31,773	26,869	18,191	8,500	2,939

L-1

An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class B	Advertising	$0	$0	$0	$0	$0
	Printing and Mailing	7	(6)	228	89	37
	Seminars	0	0	0	0	0
	Underwriters Compensation	3,226	15,488	18,418	7,507	2,925
	Dealers Compensation	1,068	5,169	5,912	2,413	938
	Personnel	0	0	0	0	0
	Travel Relating to Marketing	0	0	0	0	0
	Annual Report Total	4,301	20,651	24,558	10,009	3,900

An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class C	Advertising	$0	$0	$0	$0	$0
	Printing and Mailing	0	0	0	0	0
	Seminars	0	0	0	0	0
	Underwriters Compensation	3,938	12,140	16,395	10,240	5,142
	Dealers Compensation	41,578	80,983	107,377	45,904	32,896
	Personnel		1,799	1,822	1,707	0
	Travel Relating to Marketing	0	0	0	0	0
	Annual Report Total	45,516	94,922	125,594	57,851	38,038

L-2

An estimate by category of the allocation of actual fees paid by Class CX shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class CX	Advertising	$0	$0	$0	$0	$0
	Printing and Mailing	310	804	368	375	75
	Seminars	0	0	0	0	0
	Underwriters Compensation	929	2,413	1,105	1,124	221
	Dealers Compensation	32,949	25,236	16,921	4,345	1,124
	Personnel	0	0	0	0	0
	Travel Relating to Marketing	0	0	0	0	0
	Annual Report Total	34,188	28,453	18,394	5,844	1,420

An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class R	Advertising	$20	$100	$149	$113	$79
	Printing and Mailing	5	25	38	28	19
	Seminars	11	51	76	56	39
	Underwriters Compensation	481	2,478	4,267	2,864	1,881
	Dealers Compensation	8,387	40,823	55,230	40,323	23,977
	Personnel	117	558	795	615	425
	Travel Relating to Marketing	11	47	66	51	35
	Annual Report Total	9,032	44,082	60,621	44,050	26,455

L-3

An estimate by category of the allocation of actual fees paid by Class RX shares of the Funds during the fiscal year ended December 31, 2014 follows:

		Invesco Balanced-Risk Retirement Now Fund	Invesco Balanced-Risk Retirement 2020 Fund	Invesco Balanced-Risk Retirement 2030 Fund	Invesco Balanced-Risk Retirement 2040 Fund	Invesco Balanced-Risk Retirement 2050 Fund
Class RX	Advertising	$2	$12	$7	$2	$4
	Printing and Mailing	0	0	0	0	0
	Seminars	0	6	4	1	0
	Underwriters Compensation	42	191	118	49	67
	Dealers Compensation	990	4,824	5,359	3,181	1,067
	Personnel	16	69	41	16	22
	Travel Relating to Marketing	0	8	4	1	0
	Annual Report Total	1,050	5,110	5,533	3,250	1,160

L-4

Statement of Additional Information	April 30, 2015
AIM Growth Series (Invesco Growth Series)

This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Growth Series (Invesco Growth Series) (the Trust) listed below. Each Fund offers separate classes of shares as follows:

Fund	Class A	Class B	Class C	Class Y	R5	R6
Invesco Convertible Securities Fund	CNSAX	CNSBX	CNSCX	CNSDX	CNSIX	CNSFX
Invesco U.S. Mortgage Fund	VKMGX	VUSBX	VUSCX	VUSIX	VUSJX	N/A

Statement of Additional Information	April 30, 2015
AIM Growth Series (Invesco Growth Series)

This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:

Invesco Investment Services, Inc.

P.O. Box 219078

Kansas City, MO 64121-9078

or by calling (800) 959-4246

or on the Internet: www.invesco.com/us

This SAI, dated April 30, 2015, relates to the Class A, Class B, Class C and Class Y (collectively, the Retail Classes) and Class R5 and Class R6 shares, as applicable, of the following Prospectuses:

Fund	Retail Classes	Class R5	Class R6
Invesco Convertible Securities Fund	April 30, 2015	April 30, 2015	April 30, 2015
Invesco U.S. Mortgage Fund	April 30, 2015	April 30, 2015	N/A

The Trust has established other funds which are offered by separate prospectuses and separate SAIs.

STATEMENT OF ADDITIONAL INFORMATION

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ii

GENERAL INFORMATION ABOUT THE TRUST

Fund History

AIM Growth Series (Invesco Growth Series) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Massachusetts business trust on February 19, 1985 and re-organized as a Delaware statutory trust on May 29, 1998. Under the Trust’s Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. Prior to April 30, 2010, the Trust was known as AIM Growth Series.

On June 1, 2010, each Fund assumed the assets and liabilities of its predecessor fund (each a predecessor fund, collectively, the predecessor funds) as shown below.

Fund	Predecessor Fund
Invesco Convertible Securities Fund	Morgan Stanley Convertible Securities Trust
Invesco U.S. Mortgage Fund	Van Kampen U.S. Mortgage Fund

Prior to September 24, 2012, Invesco U.S. Mortgage Fund was known as Invesco Van Kampen U.S. Mortgage Fund.

All historical financial information and other information contained in this SAI for periods prior to June 1, 2010 relating to each Fund (or any classes thereof) is that of its predecessor fund (or the corresponding classes thereof).

Shares of Beneficial Interest

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features,

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exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.

Because Class B shares automatically convert to Class A shares generally on or about month-end which is at least eight years after the date of purchase, certain Invesco Funds’ Agreement and Declaration of Trust/distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act require that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of the Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no automatic conversion rights but each Fund may offer voluntary rights to convert between certain share classes, as described in each Fund’s prospectus. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

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DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Classification

The Trust is an open-end management investment company. Each of the Funds is “diversified” for purposes of the 1940 Act.

Investment Strategies and Risks

Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s prospectus, that security or investment technique is not a principal investment strategy.

Unless otherwise indicated, a Fund may invest in all of the following types of investments. Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective(s), policies and restrictions described in that Fund’s prospectus and/or this SAI, as well as the federal securities laws.

Any percentage limitations relating to the composition of a Fund’s portfolio identified in the Fund’s prospectus or this SAI apply at the time the Fund acquires an investment. Subsequent changes that result from market fluctuations generally will not require a Fund to sell any portfolio security. However, a Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities unless otherwise indicated.

Equity Investments

Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

3

Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.

Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent

4

investors place value on the right to acquire the underlying common stock while holding an income-producing security.

While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.

Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.

Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s or an Underlying Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Foreign Investments

Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the U.S., and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains

5

on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” are those where the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.

Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.

The Funds consider various factors when determining whether a company is in a particular country or region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; and/or (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent.

Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.

Currency Risk. The value in U.S. dollars of the Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.

Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.

Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more

6

difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

Risks of Developing/Emerging Markets Countries. A Fund may invest in securities of companies located in developing and emerging markets countries.

Unless a Fund’s prospectus includes a different definition, the Funds consider developing and emerging markets countries to be those countries that are not included in the MSCI World Index. The Funds consider developed countries of the European Union to be Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and the United Kingdom.

Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:

i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing/emerging markets countries;

v.	Many of the developing/emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.	There is a risk in developing/emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.

Foreign Exchange Transactions. Each Fund that may invest in foreign currency-denominated securities has the authority to purchase and put and sell foreign currency options, foreign currency futures contracts and related options, currency-related swaps and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts ( see “Forward Foreign Currency Contracts”). Because forward foreign currency contracts and currency-related swap contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.

The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.

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A Fund will generally engage in foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options, forward foreign currency contracts, foreign currency futures contracts, and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.

A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures are similar to those of futures relating to securities or indices (see “Futures Contracts”). Foreign currency futures contracts values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.

Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.

Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions and Tax Matters – Tax Matters – Tax Treatment of Portfolio Transactions – Foreign Currency Transactions.”

Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered “swaps.” These instruments are therefore included in the definition of “commodity interests” for purposes of determining whether the Funds’ service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public facilities. For more information, see “Forward Foreign Currency Contracts” and “Swaps.”

Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans and floating rate debt securities are issued by non-U.S. borrowers. Such loans and securities will be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and the borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Funds in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps.

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Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), and (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Exchange-Traded Funds

Exchange-Traded Funds. Most exchange-traded funds (ETFs) are registered under the 1940 Act as investment companies, although others may not be registered as investment companies and are registered as commodity pools. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. The Funds may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco PowerShares Capital Management LLC (PowerShares). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.

Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed to Authorized Participants at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Exchange-Traded Notes

Exchange-Traded Notes. Exchange-traded notes (ETNs) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (i.e., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition,

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although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Debt Investments

U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.

U.S. Government obligations may be (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

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If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Underlying Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. Each Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.

Mortgage-Backed and Asset-Backed Securities. Each Fund may invest in mortgage-backed and asset-backed securities, including commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS). Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as the FNMA and the FHLMC, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

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In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly-owned by public stockholders.

On September 7, 2008, FNMC and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMC and FHLMC’s assets and property and putting FNMC and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMC and FHLMC was replaced.

Since 2009, both FNMC and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.

In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMC and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMC and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMC and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMC and FHLMC.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government

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agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. Government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (issuer) issues multiple series (i.e., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum

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sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Classes of CMOs may also include interest only (IOs) and principal only (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Collateralized Debt Obligations (CDOs). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

Collateralized Loan Obligations (CLOs). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Credit Linked Notes (CLNs). A credit-linked note (CLN) is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currency. Risks of CLN’s include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or

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become bankrupt and not make timely payment of principal and interest of the structured security. Should the issuer default or declare bankruptcy, the credit linked note holder may not receive any compensation. In return for these risks, the credit linked note holder receives a higher yield. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.

Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.

Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.

Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the SEC.

Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and fixed and variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as a Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “fixed rate trust certificate” evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal

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payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Municipal Securities. Municipal Securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. Interest received by the Fund from tax-exempt Municipal Securities may be taxable to shareholders if the Fund fails to qualify to pay exempt-interest dividends by failing to satisfy the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of Municipal Securities.

The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Municipal Securities also include the following securities:

•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

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•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.

After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security.

The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.

Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

Municipal Lease Obligations. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.

Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.

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Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.

The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO; (ii) securities with comparable short-term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The description of debt securities ratings may be found in Appendix A.

In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:

(i)	general economic and financial conditions;

(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

(iii)	other considerations deemed appropriate.

Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.

Non-Investment Grade Debt Obligations (Junk Bonds). Bonds rated below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly known as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Descriptions of debt securities ratings are found in Appendix A.

The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender

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selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.

Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined above in “Investment Grade Debt Obligations”) or below investment grade. However, public bank loans are not registered under the Securities Act of 1933, as amended (the 1933 Act), and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.

Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument

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appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.

Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.

U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.

Other Investments

Real Estate Investment Trusts (REITs). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Investments in REITs may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.

In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the

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1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.

Other Investment Companies. Unless otherwise indicated in this SAI or a Fund’s prospectus, each Fund may purchase shares of other investment companies, including ETFs. For each Fund the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).

When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.

Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.

Master Limited Partnerships (MLPs). An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the OTC market. The ability to trade on a public exchange or in the OTC market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities.

The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor than investors in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be.

MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Private Investments in Public Equity: Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Funds in defaulted securities will also be considered illiquid securities subject to the limitations described herein,

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unless Invesco and/or the Sub-Advisers determine that such defaulted securities are liquid under guidelines adopted by the Board.

Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.

Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.

Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. The Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Fund may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and lower liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The

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difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.

Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.

Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.

Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).

The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.

Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.

In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.

Participation Notes. The Funds may invest in participation notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Funds as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. In addition, participation notes are subject to counterparty risk, currency risk, and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the

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underlying assets. Additionally, there is a currency risk since the dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such euro denominated participation notes, and (b) the currency of the country in which a foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.

Investment Techniques

Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis.

Forward commitments, when-issued or delayed-delivery basis involve delivery and payment that take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To Be Announced” (TBA) synthetic securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.

When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage-backed securities, the counterparty risk may be mitigated by the recently adopted requirement that counterparties exchange variation margin on a regular basis as the market value of the deliverable security fluctuates.

Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. TBA transactions and transactions in other forward-settling mortgage-backed securities are effected pursuant to a collateral agreement with the seller. A Fund provides to the seller collateral consisting of cash or liquid securities in an amount as specified by the agreement upon initiation of the transaction. A Fund will make payments throughout the term of the transaction as collateral values fluctuate to maintain

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full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the seller defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss of principal and interest if the value of the collateral declines. In these situations, a Fund will be subject to greater risk that the value of the collateral will decline before it is recovered or, in some circumstances, the Fund may not be able to recover the collateral, and the Fund will experience a loss.

Short Sales. The Funds may engage in short sales of securities that the Fund owns or has the right to obtain short sales against the box. Invesco U.S. Mortgage Fund may engage in short sales of TBA mortgages that the Fund does not own.

A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically affected when the Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.

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To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will earmark or segregate an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked-to-market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.

Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.

The Funds may enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters – Tax Matters - Tax Treatment of Portfolio Transactions – Options, futures, forward contracts, swap agreements and hedging transactions.”

Margin Transactions. Neither of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or related options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.

Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.

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Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or (iii) for cash management purposes. Invesco U.S. Mortgage Fund may also borrow money to purchase additional securities when Invesco deems it advantageous to do so. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

The ability of Invesco U.S. Mortgage Fund to borrow money to purchase additional securities gives this Fund greater flexibility to purchase securities for investment or tax reasons and not to be dependent on cash flows. To the extent borrowing costs exceed the return on the additional investments, the return realized by the Fund’s shareholders will be adversely affected. The Fund’s borrowing to purchase additional securities creates an opportunity for a greater total return to the Fund, but, at the same time, increases exposure to losses. The Fund’s willingness to borrow money for investment purposes, and the amount it borrows depends upon many factors, including investment outlook, market conditions and interest rates. Successful use of borrowed money to purchase additional investments depends on Invesco’s or the Sub-Adviser’s ability to predict correctly interest rates and market movements; such a strategy may not be successful during any period in which it is employed.

The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund (except Invesco U.S. Mortgage Fund) may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.

Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.

A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of

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determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.

For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters – Tax Matters – Tax Treatments of Portfolios Transactions – Securities lending.”

Repurchase Agreements. The Funds may engage in repurchase agreement transactions. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines.

The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid.

Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at approximately the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) over-the-counter (OTC) options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.

Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.

If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by

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the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.

Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco and/or Sub-Advisers, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund’s restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Invesco and/or Sub-Advisers will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco and/or Sub-Advisers could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco and/or Sub-Advisers will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco and/or Sub-Advisers determines that a Rule 144A security is no longer liquid, Invesco and/or Sub-Advisers will review a Fund’s holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Fund’s investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Reverse repurchase agreements are a form of leverage that involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price, if specified, or the value of the proceeds received on any sale subject to repurchase plus accrued interest. This practice of segregating assets is referred to as “cover”. The liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets is used as a cover or pledged to the counterparty as collateral. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements may be considered borrowings by a Fund for purposes of the 1940 Act and therefore, may be included in the Fund’s calculations of its limitation on borrowing. See the section entitled “Borrowing” above.

Reverse repurchase agreement transactions may constitute a borrowing and are a form of leverage and involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, resulting in the Fund being delayed or prevented from completing the transaction. Leverage may make the Fund’s returns more volatile and increase the risk of loss.

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Mortgage Dollar Rolls. A mortgage dollar roll (a dollar roll) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.

Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls may be considered borrowings by a Fund for purposes of the 1940 Act and therefore, may be included in the Fund’s calculations of its limitation on borrowing. See the section entitled “Borrowing” above. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment.

Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.

Standby Commitments. A Fund may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.

Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.

Contracts for Difference. A contract for difference (CFD) is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable a Fund to take long positions on an underlying stock, stock basket or index and thus potentially capture gains on movements in the share prices of the stock, stock basket or index without the need to own the underlying stock, stock basket or index. By entering into a CFD transaction, a Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, a Fund might buy a position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, a Fund would have to pay the difference in value of the contract to the seller of the CFD. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced.

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Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase such Fund’s financial risk. A Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Derivatives

A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as “underlying reference assets.” These underlying reference assets may include, among others, commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives such as swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules now require certain types of swaps to be traded on public facilities.

Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio manager’s ability to predict and understand relevant market movements.

Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and a Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value at least sufficient to cover its current obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

Commodity Exchange Act (CEA) Regulation and Exclusions:

For Invesco Convertible Securities Fund and Invesco U.S. Mortgage Fund:

With respect to the Funds, Invesco has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the CEA and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Funds.

The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with its

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investment objective, to limit its investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco’s reliance on these exclusions, or the Funds, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which Invesco relies requires each Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish each Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of each Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco’s compliance with comparable SEC requirements.

General risks associated with derivatives:

The use by the Funds of derivatives may involve certain risks, as described below.

Counterparty Risk: The risk that the counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to a Fund.

A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into or as otherwise permitted by law.

Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund segregates or earmarks assets or otherwise covers transactions that may give rise to leverage. Leverage may cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of a Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Funds do not segregate or otherwise cover investments in derivatives with economic leverage.

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Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to a Fund.

Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.

Risks of Potential Increased Regulation of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.

Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters – Tax Matters – Tax Treatment of Portfolio Transactions.”

General risks of hedging strategies using derivatives:

The use by the Funds of hedging strategies involves special considerations and risks, as described below.

Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.

In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that no Fund is obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Types of derivatives:

Swaps. Each Fund may engage in certain strategies involving swaps to attempt to manage the risk of their investments or, in certain circumstances, for investment (i.e., as a substitute for investing in securities).

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Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specific terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearing house that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency interest rate or index, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.

New swaps regulation. The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements in swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse.

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Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Act and related regulatory developments will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and execution requirements.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund may either execute a cleared swap through a swap execution facility or, in certain circumstances where permitted, enter into a cleared swap through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty. Cleared swaps are submitted for clearing immediately following execution of the transaction.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

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CFTC rules require the trading and execution of cleared swaps on public trading facilities, which will occur for each category of cleared swaps once one or more trading facilities become accredited and make such category of swaps available to trade. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. In addition, clearance of swaps may not immediately produce the expected benefits and could, in fact, decrease liquidity until the market becomes comfortable with the clearing process.

Commonly used swap agreements include:

Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.

Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.

Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments – Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.

Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of “swaps” by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps,

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including the mandatory clearing requirement. They are also not considered “commodity interests” for purposes of CEA Exclusions and Regulation, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC’s trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.

Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund’s swap transactions or cause a Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by notional amount.

Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.

Volatility and Variance Swaps. A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.

Commodity Swaps. A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based

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underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.

Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right , but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation to enter into a CDS or assume a position in a futures contract.

The Funds may engage in certain strategies involving options to attempt to manage the risk of its investments and, in certain circumstances, for investment (i.e., as a substitute for investing in securities to speculate on future volatility levels or to decrease the volatility exposure of other investments held by the Fund). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.

A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.

A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

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Types of Options:

Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.

Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.

Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.

CDS Options: A CDS option transaction gives the buyer the right but not the obligation, to enter into a CDS at specified future dates and under specified terms in exchange for paying a market based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

Option Techniques:

Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

In return for the premium received for writing a call option on a security a Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

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If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

Purchasing Options:

A Fund may purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; purchase put options on underlying securities, contracts, currencies against which it has written other put options; or speculate on the value of a security, currency, contract, index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Straddles/Spreads/Collars.

Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.

Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

Warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.

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Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Futures Contracts. A futures contract is a two-party agreement to buy or sell a specified amount of a specified security, currency or commodity (or delivery of a cash settlement price, in the case of certain futures such as an index future, Eurodollar Future or volatility future) for a specified price at a designated date, time and place (collectively, futures contract). A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.

The Funds will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets including exempt boards of trade and electronic trading facilities, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the CFTC. Foreign futures exchanges and exempt markets and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above.

Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. “Margin” for a futures contract is the amount of funds that must be deposited by a Fund in order to initiate futures contract trading and maintain its open positions in futures contract. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund’s performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

Subsequent payments, called “variation margin,” received from or paid to the FCM through which a Fund enters into the futures contract will be made on a daily basis as the futures price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the futures contract.

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In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

Types of Futures Contracts:

Commodity Futures: A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of fund shares may be subject to greater volatility to the extent it invests in commodity futures.

Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contract may be highly volatile and thus result in substantial gains or losses to a Fund.

A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.

Index Futures: A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

Interest Rate Futures: An interest-rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contract are U.S. Treasury futures and Eurodollar futures contract. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (LIBOR) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.

Dividend Futures: A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.

Security Futures: A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security) or a narrow-based securities index at a certain price.

Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

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Pursuant to federal securities laws and regulations, the Fund’s use of futures contracts and options on futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts and options on futures contracts. This process is described in more detail above in the section “Derivatives.”

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency transactions to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A forward foreign currency contract is an obligation to buy or sell a particular currency at a specified price at a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.

At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts are usually effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

The Funds will comply with guidelines established by the SEC with respect to “cover” requirements of forward foreign currency contracts (See Derivatives above). Generally, with respect to forward foreign currency contracts that are not contractually required to “cash-settle” (i.e., are deliverable), a Fund covers its open positions by setting aside liquid assets equal to the contracts’ full notional value.

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Swaps” and “Risks of Potential Increased Regulation of Derivatives.” Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.

The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Receipt of Issuer’s Nonpublic Information

The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Fund to buy or sell securities of the issuer on behalf of the Fund for substantial periods of time. This may impact the Fund’s ability to realize profit or avoid loss with respect to the issuer

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and may adversely affect the Fund’s flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Fund and possibly impacting Fund performance.

Cybersecurity Risk

The Funds, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result.

Fund Policies

Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1) The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act Laws and Interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the 1940 Act Laws, Interpretations and Exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from

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investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.

(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

In complying with the fundamental restriction regarding issuer diversification, any fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

(2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

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(4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, each Fund will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds will also interpret the fundamental restriction regarding the purchase and sale of physical commodities and related non-fundamental restriction to permit the Funds to invest in ETFs, registered investment companies and other pooled investment vehicles that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.

(5) In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to a Fund, on such terms and conditions as the SEC may require in an exemptive order.

(6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

(7) The Funds may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(8) The following apply:

(a) Under normal market conditions, Invesco U.S. Mortgage Fund invests at least 80% of its assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations (a Federal Agency), and in mortgage-backed securities privately issued in the United States.

(b) Under normal circumstances, Invesco Convertible Securities Fund invests at least 80% of its assets in convertible securities.

For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy may also be counted towards that Fund’s 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

Portfolio Tu rnover

For the fiscal years ended in December 31, 2013 and 2014, the portfolio turnover rates for each Fund are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, changes in trading strategies and execution, market conditions and/or changes in the predecessor fund’s adviser’s or Invesco’s investment outlook.

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Fund	2014	2013
Invesco Convertible Securities Fund	56%	45%
Invesco U.S. Mortgage Fund	450%	475%

Policies a3nd Procedures for Disclosure of Fund Holdings

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below.

Public release of portfolio holdings. The Funds disclose the following portfolio holdings information at www.invesco.com/us 1:

Information	Approximate Date of Web site Posting	Information Remains Posted on Web site
Top ten holdings as of month-end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year

These holdings are listed along with the percentage of the Fund’s net assets they represent. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted at www.invesco.com/us. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

Selective disclosure of portfolio holdings pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Invesco’s U.S. Executive Management Committee (EMC) approves the parties to whom disclosure of non-public full portfolio holdings will be made. The EMC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the EMC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which

[1]	To locate the Fund’s portfolio holdings information on www.invesco.com/us, click on the “Products and Performance” tab, then click on the “Mutual Funds” link. Under the “Quick Links” click on “Price and Performance,” then click on the “Funds Materials” tab. A link to the Fund’s portfolio holdings is located under the “Holdings” column.

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Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.

Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Invesco Funds:

•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

•	Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.

In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-Disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.

Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.

The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.

Disclosure of certain portfolio holdings and related information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.

From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings disclosed on the Web site. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments

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are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.

Invesco provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Insurance Funds) to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds (Insurance Companies). Invesco may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which Invesco has entered into Non-Disclosure Agreements up to five days prior to the scheduled dates for Invesco’s disclosure of similar portfolio holdings information for other Funds at www.invesco.com/us. Invesco provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their Web sites at approximately the same time that Invesco discloses portfolio holdings information for the other Funds on its Web site. Invesco manages the Insurance Funds in a similar fashion to certain other Funds and thus the Insurance Funds and such other Funds have similar portfolio holdings. Invesco does not disclose the portfolio holdings information for the Insurance Funds on its Web site, and not all Insurance Companies disclose this information on their Web sites.

MANA GEMENT OF THE TRUST

Board of Trustees

The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.

Interested Persons

Martin L. Flanagan, Trustee

Martin L. Flanagan has been a member of the Board of Trustees of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.

Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.

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Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.

Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.

The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.

Philip A. Taylor, Trustee

Philip A. Taylor has been a member of the Board of Trustees of the Invesco Funds since 2006. Mr. Taylor has headed Invesco’s North American retail business as Senior Managing Director of Invesco Ltd. since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.

Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.

Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.

The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.

Independent Trustees

Bruce L. Crockett, Trustee and Chair

Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.

Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.

Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of ALPS (Attorneys Liability Protection Society) and Globe Specialty Metals, Inc. (metallurgical company) and he is a life trustee of the University of Rochester Board of Directors.

The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.

David C. Arch, Trustee

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David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Arch is the Chairman of Blistex Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers’ Association, the Board of Visitors, Institute for the Humanities, University of Michigan and the Audit Committee of Edward – Elmhurst Hospital. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.

James T. Bunch, Trustee

James T. Bunch has been a member of the Board of Trustees of the Invesco Funds since 2000.

From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd., a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is an investment bank registered with the Financial Industry Regulatory Authority Inc. (FINRA) specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Immediately prior to forming Green Manning & Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region.

Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.

At various other times during his career, Mr. Bunch has served as Chair of the National Association of Securities Dealers, Inc. (NASD) Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee.

In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager.

The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.

Rodney F. Dammeyer, Trustee

Rodney F. Dammeyer has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Dammeyer is Chairman of CAC, LLC, a private company offering capital investment and management advisory services. Prior to this, Mr. Dammeyer was responsible for managing all of Sam Zell’s non-real estate investment activity as managing partner of Equity Group Corporate Investments.

From 1985 to 1995, Mr. Dammeyer was chief executive officer of Itel Corporation, which later changed its name to Anixter International. From 1983 to 1985, Mr. Dammeyer was senior vice president and chief financial officer of Household International, Inc. He was executive vice president and chief financial officer of Northwest Industries, Inc. from 1979 to 1983.

After graduating from Kent State University in 1962, Mr. Dammeyer began his business career with Arthur Andersen & Co. and was admitted to partnership in 1970. He served as chairman of the firm’s advisory council and a member of the board of directors’ nominating committee.

Mr. Dammeyer is a member of the boards of directors of Stericycle, Inc. and Quidel Corporation, in addition to several private companies. He also serves on the School of Leadership and Education

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Sciences (SOLES) Advisory Board of the University of San Diego, the board of directors of High Tech charter schools, and the California Charter Schools Association.

From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.

Albert R. Dowden, Trustee

Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds since 2000.

Mr. Dowden retired at the end of 1998 after a 24 year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.

Since retiring, Mr. Dowden continues to serve on the boards of the Reich & Tang Funds, Nature’s Sunshine Products, Inc., and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs, where he has been active for many years, as well as several other not-for-profit organizations.

Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967 to 1976), which is now Clifford Chance.

The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.

Jack M. Fields, Trustee

Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the SEC. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.

Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group, Inc. in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.

Mr. Fields also serves as a Director of Insperity, Inc. (formerly known as Administaff), a premier professional employer organization with clients nationwide. In addition, Mr. Fields sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.

The Board believes that Mr. Fields’ experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

Dr. Prema Mathai-Davis, Trustee

Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.

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Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.

The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.

Dr. Larry Soll, Trustee

Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds since 1997.

Formerly, Dr. Soll was Chairman of the Board (1987 to 1994), Chief Executive Officer (1982 to 1989; 1993 to 1994) and President (1982 to 1989) of Synergen Corp., a public company, and in such capacities supervised the activities of the Chief Financial Officer. Dr. Soll also has served as a director of three other public companies and as treasurer of a non-profit corporation. Dr. Soll currently serves as a trustee and a member of the Audit Committee of each of the funds within the Invesco Funds.

The Board believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Funds.

Hugo F. Sonnenschein, Trustee

Hugo F. Sonnenschein has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

Mr. Sonnenschein is the President Emeritus and an Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, Mr. Sonnenschein served as President of the University of Chicago.

Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.

The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.

Raymond Stickel, Jr., Trustee

Raymond Stickel, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2005.

Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services for several mutual fund clients.

Mr. Stickel began his career with Touche Ross & Co. (the Firm) in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment

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management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.

The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.

Suzanne H. Woolsey, Trustee

Suzanne H. Woolsey has been a member of the Board of Trustees of the Invesco Funds since 2014.

Ms. Woolsey is the Chief Executive Officer of Woolsey Partners LLC. She was formerly the chief operating officer and chief communications officer at the National Academy of Sciences and Engineering and Institute of Medicine/National Research Council from 1993 to 2003.

Ms. Woolsey served as trustee to the former Van Kampen investment companies from 2003 to 2010. She continued to serve as trustee or managing general partner to certain Invesco closed-end funds, Invesco Senior Loan Fund, and Invesco Exchange Fund following the acquisition of the Van Kampen family of funds in 2010. Ms. Woolsey also served as an independent director to the Fluor Corporation, a multi-billion dollar global engineering, construction, and management company from 2004 to 2014. Additionally, she served as independent director to the Neurogen Corporation, which is a publicly traded small molecule drug design company, from 1998 to 2006.

The Board believes that Ms. Woolsey’s experience as an independent director of numerous organizations and her service as a Trustee of certain Invesco closed-end funds, Invesco Exchange Fund, and Invesco Senior Loan Fund benefits the Funds.

Management Information

The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers and approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.

Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.

Leadership Structure and the Board of Trustees. The Board is currently composed of thirteen Trustees, including eleven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not

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impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Fund has substantially the same leadership structure as the Trust.

The Board believes that its leadership structure, which includes an Independent Trustee as Chairman, allows for effective communication between the Trustees and Fund management, among the Board’s Trustees and among its Independent Trustees. The existing Board structure, including its committee structure, provides the Independent Trustees with effective control over Board governance while also providing insight from the two interested Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes will allow for the proper consideration of matters deemed important to the Funds and their shareholders and result in effective decision-making.

Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments, Audit, Compliance and Valuation, Distribution and Proxy Oversight Committees (as defined and further described below). These Committees in turn report to the full Board and recommend actions and approvals for the full Board to take.

Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.‘s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investment Committee to discuss portfolio performance, including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.

Invesco provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Fund’s independent auditors in connection with such Committee’s review of the results of the audit of the Fund’s year end financial statement.

The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect, prevent and correct violations of the federal securities laws.

Committee Structure. The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees).

The members of the Audit Committee are Messrs. David C. Arch, James T. Bunch, Bruce L. Crockett, Rodney F. Dammeyer (Vice-Chair), Raymond Stickel, Jr. (Chair), Dr. Larry Soll, and Ms. Suzanne H. Woolsey. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent

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required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to Invesco and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended December 31, 2014, the Audit Committee held six meetings.

The members of the Compliance Committee are Messrs. Bunch, Dammeyer (Vice-Chair), Dr. Soll (Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (IFG); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) reviewing all reports made by Invesco’s Chief Compliance Officer; (ix) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (x) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xi) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the compliance consultant. During the fiscal year ended December 31, 2014, the Compliance Committee held five meetings.

The members of the Governance Committee are Messrs. Arch, Crockett, Albert R. Dowden (Chair), Jack M. Fields (Vice-Chair), Hugo F. Sonnenschein, Dr. Prema Mathai-Davis, and Ms. Woolsey. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended December 31, 2014, the Governance Committee held six meetings.

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The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Investments Committee are Messrs. Arch, Bunch (Chair), Crockett, Dammeyer (Vice-Chair), Dowden, Fields (Vice-Chair), Martin L. Flanagan, Sonnenschein (Vice-Chair), Stickel, Philip A. Taylor, Ms. Woolsey, and Drs. Mathai-Davis and Soll. The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Ltd. and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended December 31, 2014, the Investments Committee held six meetings.

The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields, Dr. Mathai-Davis (Chair), and Sonnenschein (Vice-Chair). The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Invesco Funds (i) in the valuation of the Invesco Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Invesco Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Invesco Funds, (iii) in the review of existing distribution arrangements for the Invesco Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Invesco Funds; and (b) to make regular reports to the full Board of the Invesco Funds.

The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Ltd. regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Ltd. evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the Liquidity Procedures) and other information from Invesco Ltd. regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Ltd. and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing

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actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Invesco Funds regarding distribution and marketing of the Invesco Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the Guidelines) and the Proxy Policies and Procedures (the Proxy Procedures) by Invesco Ltd. and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Ltd. and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Ltd. in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended December 31, 2014, the Valuation, Distribution and Proxy Oversight Committee held six meetings.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Funds complex, is set forth in Appendix C.

Compensation

Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds’ Senior Vice President and Senior Officer, during the year ended December 31, 2014.

Pre-Amendment Retirement Plan for Trustees

The Trustees have adopted a retirement plan for the Trustees who are not affiliated with the Adviser. The Trustees also have adopted a retirement policy that permits each non-Invesco-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 75. A majority of the Trustees may extend from time to time the retirement date of a Trustee.

Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a “Covered Fund”), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (“Former Van Kampen Trustee”), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.

For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation

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agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.

If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.

If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.

Amendment of Retirement Plan and Conversion to Defined Contribution Plan

The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the “Amended Plan”). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the “Existing Plan Benefit”) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the “Expected Future Benefit” and, together with the Existing Plan Benefit, the “Accrued Benefit”). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of

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unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.

Deferred Compensation Agreements

Edward K. Dunn and Carl Frischling (former Trustees of funds in the Invesco Funds complex), Messrs. Bunch, Crockett, Fields and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

The Trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. Invesco Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Invesco Funds, see “Appendix L - Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares – Class A Shares Sold Without an Initial Sales Charge.”

Purchase of Class Y Shares of the Funds at Net Asset Value

The Trustees and other affiliated persons of the Trust may purchase Class Y shares of the Invesco Funds. For a description please see “Appendix L – Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares – Purchases of Class Y Shares.”

Code of Ethics

Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies

Invesco has adopted its own specific Proxy Voting Policies.

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

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Fund	Adviser/Sub-Adviser

Invesco Convertible Securities Fund	Invesco Advisers, Inc.
Invesco U.S. Mortgage Fund	Invesco Advisers, Inc.

Invesco (the Proxy Voting Entity) will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds will vote proxies related to their portfolio securities during the 12 months ended June 30, 2014 is available without charge at our Web site, www.invesco.com/us. This information is also available at the SEC Web site, www.sec.gov.

CONTROL PERSON S AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds’ shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers, Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.

As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.

Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders. Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

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Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund	Annual Rate/Net Assets Per Advisory Agreement
Invesco Convertible Securities Fund	First $750 million Next $250 million Next $500 million Next $500 million Next $1 billion Over $3 billion	0.52 0.47 0.42 0.395 0.37 0.345	% % % % % %

Invesco U.S. Mortgage Fund	First $1 billion Next $500 million Next $500 million Next $500 million Next $2.5 billion Next $2.5 billion Next $2.5 billion Next $2.5 billion Over $12.5 billion	0.47 0.445 0.42 0.395 0.37 0.345 0.32 0.295 0.27	% % % % % % % % %

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.

Invesco has contractually agreed through at least June 30, 2016, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks – Investment Strategies and Risks – Other Investments – Other Investment Companies.”

Invesco also has contractually agreed through at least June 30, 2015, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Convertible Securities Fund
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Class Y Shares	1.25%
Class R5 Shares	1.25%
Class R6 Shares	1.25%

Invesco U.S. Mortgage Fund
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%

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Fund	Expense Limitation
Class Y Shares	1.25%
Class R5 Shares	1.25%

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless Invesco continues the fee waiver agreements, they will terminate on the expiration date disclosed above. The fee waiver agreements cannot be terminated during their terms.

The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years are found in Appendix G.

Investment Sub-Advisers

Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:

Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
Invesco Asset Management Limited (Invesco Asset Management)
Invesco Asset Management (Japan) Limited (Invesco Japan)
Invesco Hong Kong Limited (Invesco Hong Kong)
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco Canada Ltd. (Invesco Canada); (each a Sub-Adviser and collectively, the Sub-Advisers).

Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.

The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.

Portfolio Managers

Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:

•	The dollar range of the managers’ investments in each Fund.

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•	A description of the managers’ compensation structure.

•	Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements

If a Fund engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee and to obtain Board approval prior to charging such fee in the future.

Service Agreements

Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.

Administrative services fees paid for the last three fiscal years are found in Appendix I.

Other Service Providers

Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, a wholly-owned subsidiary of Invesco Ltd., is the Trust’s transfer agent.

The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, AX, B, BX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an annual fee per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Class R5 and R6 shares, as applicable, the TA Agreement provides that the Trust, on

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behalf of the Funds, will pay Invesco Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Investment Services directly. For more information regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Networking Support Payments” in Appendix L.

Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N 6X7, Canada, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.

Custodian. State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Financial statements for the predecessor funds for fiscal years ending prior to June 1, 2010 were audited by the predecessor fund’s auditor, which was different than the Funds’ auditor.

Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103-7018.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures.

Brokerage Transactions

Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has

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assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and Australia; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; and the London trading desk of Invesco Asset Management Limited (the London Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australia desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.

Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a Broker), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.

Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.

In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.

Brokerage commissions paid by the Funds during the last three fiscal years are found in Appendix J.

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Commissions

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

Broker Selection

Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.

In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that are not affiliated with Invesco that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.

Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

Invesco presently engages in the following instances of cross-subsidization:

Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are

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cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.

Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.

Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:

•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.

Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:

•	Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools – various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis – industry specific fundamental investment research.

•	Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

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•	Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

Directed Brokerage ( Research Services)

Directed brokerage (research services) during the last fiscal year ended in 2014 is found in Appendix K.

Affiliated Transactions

Invesco may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is under common control, provided Invesco determines that the affiliate’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which Invesco could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Boards of the various Invesco Funds, including the Trust.

Brokerage commissions on affiliated transactions paid by the Funds during the last three fiscal years are found in Appendix J.

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Regular Brokers

Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended in 2014 is found in Appendix K.

Allocation of Portfolio Transactions

Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Allocation of Initial Public Offering (IPO) Transactions

Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:

Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.

Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.

Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.

Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Please refer to Appendix L for information on Purchase, Redemption and Pricing of Shares.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares —Automatic

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Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.

Tax Matters

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Matters” section is based on the Internal Revenue Code (Code) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•

Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and

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which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (IRS) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Foreign Shareholders — U.S. withholding tax at the source” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next

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taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see,“Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:

(i) any net capital loss, incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss, or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable

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tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e. a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Qualified dividend income for individuals” and “— Corporate dividends received deduction” below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund

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will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% (20% for certain high income taxpayers) or 25% depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Corporate dividends received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments such as those classified as

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partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs.”

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities lending” below.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax

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consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by Invesco, which you may elect to apply to covered shares, include:

•	First-In First-Out — shares acquired first in the account are the first shares depleted.

•	Last-In First-Out — shares acquired last in the account are the first shares depleted.

•	High Cost — shares acquired with the highest cost per share are the first shares depleted.

•	Low Cost — shares acquired with the lowest cost per share are the first shares depleted.

•	Loss/Gain Utilization — depletes shares with losses before gains, consistent with the objective of minimizing taxes. For shares that yield a loss, shares owned one year or less (short-term) will be depleted ahead of shares owned more than one year (long-term). For gains, long-term shares will be depleted ahead of short-term gains.

•	Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in first-out will be applied.

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You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund of your elected cost basis method, the default method of average cost will be applied to your covered shares upon redemption. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change or revoke the use of the average cost method and revert to another cost basis method if you notify the Fund by the date of the first sale, exchange, or other disposition of your covered shares. In addition, you may change to another cost basis method at any time by notifying the Fund, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 (“noncovered shares”) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, Invesco first depletes noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and , in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our web site at www.invesco.com/us.

Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.

Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Deferral of basis – any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

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Conversion of shares of the Fund into other shares of the same Fund. The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder. Shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion of shares.

Exchange of shares of the Fund for shares of another Fund. The exchange of shares in one Fund for shares of another Fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder or certain greater amounts over a combination of years, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks – Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

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Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could

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increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be

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subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

If a MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

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Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS suspended the issuance of any further private letter rulings in July 2011 pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the

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conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders – Tax certification and backup withholding.”

Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.

Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:

•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year

Notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

It is unclear as of the date of this SAI whether Congress will reinstate the exemptions for short-term capital gain dividends and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources that were effective for distributions with respect to taxable years of the Fund

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that began before January 1, 2015 or, if reinstated, whether such exemptions would have retroactive effect. However, even if reinstated, the Fund does not intend to utilize such exemptions.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Amounts reported by the Fund to shareholders as capital gain dividends that are attributable to certain capital gain dividends received from a U.S. REIT will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a qualified investment entity (QIE). If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” It is currently unclear whether Congress will extend certain rules regarding U.S. real property interests that were in effect prior to January 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.

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Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section

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1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).

Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DISTRIBUTION OF SECURITIES

Distributor

The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreements) with Invesco Distributors, Inc., a registered broker-dealer and a wholly-owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Funds that offer retail and/or Class R5 or Class R6 shares. Not all Invesco Funds offer all share classes.

The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Distributors has entered into selected dealer and/or similar agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

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Invesco Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales. Invesco Distributors or its predecessor has paid sales commissions from its own resources to dealers who sold Class B shares of the Funds at the time of such sales.

Payments for Class B shares equaled 4.00% of the purchase price of the Class B shares sold by the dealer or institution, consisting of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% for such shares. The portion of the payments to Invesco Distributors under the Class B Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of such sales commissions plus financing costs.

Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments for Class C shares equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% for such shares. Invesco Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to Invesco Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

Invesco Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on 60 days’ written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment. In the event the Class B shares Distribution Agreement is terminated, Invesco Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of Invesco Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to Invesco Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.

Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of the predecessor funds, as applicable, for the last three fiscal years are found in Appendix O.

Distribution Plans

The Trust has adopted two different forms of distribution plans pursuant to Rule 12b-1 under the 1940 Act for the Funds, one plan for the Class A and one plan for the Class B shares (each, a Plan and, collectively, the Plans).

Each Fund, pursuant to its Plans, reimburses Invesco Distributors in an amount up to the following annual rates, shown immediately below, of the Fund’s average daily net assets of the applicable class.

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Fund	Class A	Class B	Class C
Invesco Convertible Securities Fund	0.25%	1.00%	1.00%
Invesco U.S. Mortgage Fund	0.25%	1.00%	1.00%

The Plans compensate or reimburse Invesco Distributors, as applicable, for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Payments pursuant to the Plans are subject to any applicable limitations imposed by FINRA rules.

See Appendix M for a list of the amounts paid by each class of shares of each Fund pursuant to its distribution plans for the fiscal year and Appendix N for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its distribution plan for the fiscal year.

As required by Rule 12b-1, the Plans were approved by the Board, including a majority of the trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

The Funds are currently grouped under one of the following two different Plans:

Class A, AX, C, CX, Investor Class, R and RX Shares Reimbursement Plan:

Invesco American Franchise Fund

Invesco American Value Fund

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Invesco Balanced-Risk Retirement Now Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2020 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2030 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2040 Fund (Class AX, CX and RX)

Invesco Balanced-Risk Retirement 2050 Fund (Class AX, CX and RX)

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Corporate Bond Fund (Class A and C)

Invesco Diversified Dividend Fund (Investor Class)

Invesco Equally-Weighted S & P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund (Investor Class)

Invesco Growth and Income Fund

Invesco High Yield Fund (Investor Class)

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Mid Cap Growth Fund

Invesco Money Market Fund (Class AX and CX)

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Real Estate Fund (Investor Class)

Invesco S & P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Growth Fund (Investor Class)

Invesco Small Cap Value Fund

Invesco Technology Fund (Investor Class)

Invesco Technology Sector Fund

Invesco U.S. Government Fund (Investor Class)

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund (Class A and C)

Class B and BX Plan:

Compensation Shares

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Charter Fund

Invesco China Fund

Invesco Conservative Allocation Fund

Invesco Core Plus Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

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Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco High Yield Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco International Total Return Fund

Invesco Low Volatility Equity Yield Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Money Market Fund (Class B shares)

Invesco Real Estate Fund

Invesco Select Companies Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco U.S. Government Fund

Reimbursement Shares

Invesco American Franchise Fund

Invesco American Value Fund

Invesco California Tax-Free Income Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Corporate Bond Fund

Invesco Equally-Weighted S & P 500 Fund

Invesco Equity and Income Fund

Invesco Growth and Income Fund

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Mid Cap Growth Fund

Invesco Money Market Fund (Class BX shares)

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco S & P 500 Index Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Value Fund

Invesco Technology Sector Fund

Invesco U.S. Mortgage Fund

Invesco Value Opportunities Fund

Amounts payable by a Fund under the Compensation Plan and Class B Plan (Compensation Shares) need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse Invesco Distributors for the actual allocated share of expenses Invesco Distributors may incur in fulfilling its obligations under these Plans. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco

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Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under these Plans, Invesco Distributors will retain the full amount of the fee.

Amounts payable under the Reimbursement Plan and Class B Plan (Reimbursement Shares) must be directly related to the expenses incurred by Invesco Distributors on behalf of each Fund, as such Plans obligate the Funds to reimburse Invesco Distributors for its actual allocated share of expenses incurred for the period. Reimbursement will be made through payments made at the end of each month. Reimbursement expenses for Investor Class Shares covered by the Reimbursement Plan shall be computed over a rolling twelve-month period. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan or Class B Plan (Reimbursement Shares) for the period exceeds the annual cap, a Fund will not be obligated to pay more than the annual cap. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plan or Class B Plan (Reimbursement Shares) for the period is less than the annual cap, Invesco Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Distributors and the Fund.

The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares, 0.15% of the average daily net assets of Class S shares, and 0.10% of the average daily net assets of Class P shares, attributable to the customers’ selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with the information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

Under a shareholder service agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a shareholder service agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.

Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Distributors.

The sale of Class B shares has ceased, but Invesco Distributors is eligible to be reimbursed amounts previously expended so long as the Class B Plans remain in effect. Except as may be mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through Plan fees or contingent deferred sales charges in future years.

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Because of fluctuations in net asset value, the Plan fees with respect to a particular Class B or Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.

If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges

FINANCIAL STATEMENTS

Financial statements for the fiscal year ended December 31, 2014, including the Financial Highlights pertaining thereto and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI from each Fund’s most recent Annual Report to shareholders contained in the Trust’s Form N-CSR filed on March 6, 2015.

The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

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APPENDIX A

RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody’s, S&P, and Fitch.

Moody’s Long-Term Debt Ratings

Aaa:	Obligations rated ‘Aaa’ are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba:	Obligations rated ‘Ba’ are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa:	Obligations rated ‘Caa’ are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s Short-Term Prime Rating System

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime):

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.

Moody’s MIG/VMIG US Short-Term Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two=component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG-1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:	This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3:	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment – capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C :

Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D:

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-):

The ratings from ‘AA’ to ‘CC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:	An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments.

D:	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule – the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1:	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2:	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:	Speculative capacity to pay principal and interest.

Standard & Poor’s Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Fitch Credit Rating Scales

Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

Fitch Long-Term Rating Scales

Issuer Credit Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

D: Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations, within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Fitch Short-Term Rating Scales

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to

13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

Persons to Whom Invesco Provides

Non-Public Portfolio Holdings on an Ongoing Basis

(as of December 31, 2014)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)

Absolute Color	Financial Printer

Anglemyer & Co.	Analyst (for certain Invesco Funds)

Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel

Barclays Capital, Inc.	Broker (for certain Invesco Funds)

Blaylock Robert Van LLC	Broker (for certain Invesco Funds)

BB&T Capital Markets	Broker (for certain Invesco Funds)

Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)

BLNS Securities Ltd.	Broker (for certain Invesco Funds)

BOSC, Inc.	Broker (for certain Invesco Funds)

Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)

Cabrera Capital Markets	Broker (for certain Invesco Funds)

Charles River Systems, Inc.	System Provider

Chas. P. Young Co.	Financial Printer

Cirrus Research, LLC	Trading System

Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)

Commerce Capital Markets	Broker (for certain Invesco Funds)

Crane Data, LLC	Analyst (for certain Invesco Funds)

Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider

Crews & Associates	Broker (for certain Invesco Funds)

D.A. Davidson & Co.	Broker (for certain Invesco Funds)

Dechert LLP	Legal Counsel

DEPFA First Albany	Broker (for certain Invesco Funds)

E.K. Riley Investments LLC	Broker (for certain Invesco Funds)

Empirical Research Partners	Analyst (for certain Invesco Funds)

Finacorp Securities	Broker (for certain Invesco Funds)

First Miami Securities	Broker (for certain Invesco Funds)

First Southwest Co.	Broker (for certain Invesco Funds)

First Tryon Securities	Broker (for certain Invesco Funds)

Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

FT Interactive Data Corporation	Pricing Vendor

FTN Financial Group	Broker (for certain Invesco Funds)

GainsKeeper	Software Provider (for certain Invesco Funds)

GCom2 Solutions	Software Provider (for certain Invesco Funds)

George K. Baum & Company	Broker (for certain Invesco Funds)

Glass, Lewis & Co.	System Provider (for certain Invesco Funds)

Global Trading Analytics, LLC	Software Provider

Service Provider	Disclosure Category
Global Trend Alert	Analyst (for certain Invesco Funds)

Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)

Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)

ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)

ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Lincoln Investment Advisors Corporation	Other

iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Initram Data, Inc.	Pricing Vendor

Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)

Invesco Investment Services, Inc.	Transfer Agent

Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)

Investment Company Institute	Analyst (for certain Invesco Funds)

Investortools, Inc.	Broker (for certain Invesco Funds)

ITG, Inc.	Pricing Vendor (for certain Invesco Funds)

J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)

J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)

J.P. Morgan Securities	Broker (for certain Invesco Funds)

Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)

John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)

Jorden Burt LLP	Special Insurance Counsel

KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)

Kramer Levin Naftalis & Frankel LLP	Legal Counsel

Lebenthal & Co. LLC	Broker (for certain Invesco Funds)

Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)

Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)

Loop Capital Markets	Broker (for certain Invesco Funds)

M.R. Beal	Broker (for certain Invesco Funds)

MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)

Merrill Communications LLC	Financial Printer

Mesirow Financial, Inc.	Broker (for certain Invesco Funds)

Middle Office Solutions	Software Provider

Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)

Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)

Morrison Foerster LLP	Legal Counsel

MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)

Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)

Ness USA Inc.	System provider

Noah Financial, LLC	Analyst (for certain Invesco Funds)

Omgeo LLC	Trading System

Piper Jaffray	Analyst (for certain Invesco Funds)

Prager, Sealy & Co.	Broker (for certain Invesco Funds)

PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)

Protective Securities	Broker (for certain Invesco Funds)

Ramirez & Co., Inc.	Broker (for certain Invesco Funds)

Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)

RBC Capital Markets	Analyst (for certain Invesco Funds)

RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)

Reuters America LLC	Pricing Service (for certain Invesco Funds)

Service Provider	Disclosure Category
Rice Financial Products	Broker (for certain Invesco Funds)

Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

RR Donnelley Financial	Financial Printer

Ryan Beck & Co.	Broker (for certain Invesco Funds)

SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)

Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)

Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)

Simon Printing Company	Financial Printer

Southwest Precision Printers, Inc.	Financial Printer

Southwest Securities	Broker (for certain Invesco Funds)

Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)

StarCompliance, Inc.	System Provider

State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)

Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)

Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)

Stradley Ronon Stevens & Young, LLP	Legal Counsel

The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)

The MacGregor Group, Inc.	Software Provider

The Savader Group LLC	Broker (for certain Invesco Funds)

Thomson Information Services Incorporated	Software Provider

UBS Financial Services, Inc.	Broker (for certain Invesco Funds)

VCI Group Inc.	Financial Printer

Vining Sparks IBG	Broker (for Certain Invesco Funds)

W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)

Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)

Western Lithograph	Financial Printer

Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)

William Blair & Co.	Broker (for certain Invesco Funds)

XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C

TRUSTEES AND OFFICERS

As of March 31, 2015

The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustee serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Interested Trustees:

Martin L. Flanagan[1] - 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			144	None

Philip A. Taylor[2] - 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent)	144	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company),Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	2001	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	144	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company)

David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	144	Board member of the Illinois Manufacturers’ Association; Member of the

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
				Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital

James T. Bunch – 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	144	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Vice Chair, Denver Film Society

Rodney F. Dammeyer – 1940 Trustee	2010

Chairman of CAC,LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			144	Director of Quidel Corporation and Stericycle, Inc.

Albert R. Dowden – 1941 Trustee	2001

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			144	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group

Jack M. Fields – 1952 Trustee	2001	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit)	144	Insperity, Inc. (formerly known as Administaff)

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives

Prema Mathai-Davis – 1950 Trustee	2001	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	144	None

Larry Soll – 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	144	None

Hugo F. Sonnenschein – 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	144	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. – 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	144	None

Suzanne H. Woolsey – 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	144	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Officers

Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr – 1962 Senior Vice President,	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim	N/A	N/A

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Chief Legal Officer and Secretary

Management Group, Inc.) and Van Kampen Exchange Corp.;
Senior Vice President, Invesco Advisers, Inc. (formerly
known as Invesco Institutional (N.A.), Inc.) (registered
investment adviser); Senior Vice President and Secretary,
Invesco Distributors, Inc. (formerly known as Invesco Aim
Distributors, Inc.); Director, Vice President and Secretary,
Invesco Investment Services, Inc. (formerly known as
Invesco Aim Investment Services, Inc.) and IVZ Distributors,
Inc. (formerly known as INVESCO Distributors, Inc.);
Director and Vice President, INVESCO Funds Group, Inc.;
Senior Vice President, Chief Legal Officer and Secretary, The
Invesco Funds; Managing Director, Invesco PowerShares
Capital Management LLC; Director, Secretary and General
Counsel, Invesco Investment Advisers LLC (formerly known
as Van Kampen Asset Management); Secretary and General
Counsel, Invesco Capital Markets, Inc. (formerly known as
Van Kampen Funds Inc.) and Chief Legal Officer,
PowerShares Exchange-Traded Fund Trust, PowerShares
Exchange-Traded Fund Trust II, PowerShares India
Exchange-Traded Fund Trust, PowerShares Actively
Managed Exchange-Traded Fund Trust, and PowerShares
Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director and Vice President, Van Kampen
Advisors Inc.; Director, Vice President, Secretary and
General Counsel, Van Kampen Investor Services Inc.;
Director, Invesco Distributors, Inc. (formerly known as
Invesco Aim Distributors, Inc.); Director, Senior Vice
President, General Counsel and Secretary, Invesco Aim
Advisers, Inc. and Van Kampen Investments Inc.; Director,
Vice President and Secretary, Fund Management Company;
Director, Senior Vice President, Secretary, General Counsel
and Vice President, Invesco Aim Capital Management, Inc.;
Chief Operating Officer and General Counsel, Liberty Ridge
Capital, Inc. (an investment adviser); Vice President and
Secretary, PBHG Funds (an investment company) and PBHG
Insurance Series Fund (an investment company); Chief
Operating Officer, General Counsel and Secretary, Old
Mutual Investment Partners (a broker-dealer); General
Counsel and Secretary, Old Mutual Fund Services (an
administrator) and Old Mutual Shareholder Services (a
shareholder servicing center); Executive Vice President,
General Counsel and Secretary, Old Mutual Capital, Inc. (an
investment adviser); and Vice President and Secretary, Old
Mutual Advisors Funds (an investment company)

Sheri Morris – 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares

			N/A	N/A

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
		Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Karen Dunn Kelley – 1960 Vice President	2004

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A

Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A

Todd L. Spillane – 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)	N/A	N/A

Name, year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

Trustee Ownership of Fund Shares as of December 31, 2014

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Persons
Martin L. Flanagan		Over $100,000
Philip A. Taylor		$1-$10,000

Independent Trustees
David C. Arch		Over $100,000

James T. Bunch		Over $100,000[3]
Bruce L. Crockett		Over $100,000[3]
Rodney F. Dammeyer		Over $100,000
Albert R. Dowden		Over $100,000
Jack M. Fields		Over $100,000[3]
Prema Mathai-Davis		Over $100,000[3]
Larry Soll		Over $100,000[3]
Hugo F. Sonnenschein		Over $100,000
Raymond Stickel, Jr.		Over $100,000
Suzanne H. Woolsey[4]		[$50,001-$100,000]

[3]	Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.
[4]	Suzanne H. Woolsey was elected trustee of the Trust effective August 29, 2014.

APPENDIX D

TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2014, unless otherwise noted.

Trustee	Aggregate Compensation from the Trust(1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement (2)	Total Compensation From all Invesco Funds (3)
Independent Trustees(4)

David C. Arch	26,617	—	205,000	384,500

James T. Bunch	29,825	—	205,000	356,800

Bruce L. Crockett	55,355	—	205,000	661,000

Rod Dammeyer	27,754	—	205,000	332,100

Albert R. Dowden	31,181	—	205,000	372,900

Jack M. Fields	28,396	—	205,000	345,700

Prema Mathai-Davis	31,181	—	205,000	372,900

Larry Soll	31,183	—	226,783	372,900

Hugo F. Sonnenschein	28,899	—	205,000	411,700

Raymond Stickel, Jr.	33,464	—	205,000	400,100

Suzanne H. Woolsey(5)	7,142	—	—	253,500

Officer

Russell Burk	63,080	NA	N/A	713,940

(1)	Amounts shown are based on the fiscal year ended December 31, 2014. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2014, including earnings, was $91,235.
(2)	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)	All trustees currently serve as trustee of 30 registered investment companies advised by Invesco.
(4)	On December 31, 2014, Mr. Wayne W. Whalen, interested trustee, and Frank S. Bayley retired. During the fiscal year ended October 2014 aggregate compensation from the Trust was $57,086 (of which $33,376 was deferred).
(5)	Suzanne H. Woolsey was elected as trustee of the Trust effective August 29, 2014.

D-1

APPENDIX E

PROXY POLICIES AND PROCEDURES

Proxy Policies and Procedures

for

Invesco Advisers, Inc.

I.1.       PROXY POLICIES AND PROCEDURES – INVESCO ADVISERS

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by Policy	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client’s best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last ☐ Reviewed ☑ Revised by Compliance for Accuracy	October 21, 2014
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	October 21, 2014

The following policies and procedures apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. to vote proxies associated with securities held on their behalf (collectively, “Clients”).

A. GUIDING PRINCIPLES

Public companies hold meetings for shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and the selection of auditors, are addressed and, where applicable, voted on by shareholders. Proxy voting gives shareholders the opportunity to vote on issues that impact a company’s operations and policies without attending the meetings.
Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its Clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with Clients’ best interests, which Invesco interprets to mean Clients’ best economic interests, and Invesco’s established proxy voting policies and procedures.

The primary aim of Invesco’s proxy policies is to encourage a culture of performance among the companies in which Invesco invests on behalf of Clients, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is, in itself, unlikely to maximize shareholder value.

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The proxy voting process at Invesco, which is driven by investment professionals, focuses on the following

•

maximizing long-term value for Clients and protecting Clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders;

•

reflecting Invesco’s belief that environmental, social and corporate governance proposals can influence long-term shareholder value and should be voted in a manner where such long-term shareholder value is maximized; and

•	addressing potential conflicts of interest that may arise from time to time in the proxy voting process.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy Administration – In General

Guided by its philosophy that proxy voting is an asset that is to be managed by each investment team, consistent with that team’s view as to the best economic interest of Clients, Invesco has created the Invesco US Proxy Advisory Committee (“IUPAC”). The IUPAC is an investments -driven committee comprised of representatives from each investment management team and Invesco’s Head of Proxy Administration. IUPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex, and to vote proxies where Invesco as a firm has a conflict of interest with an issuer or an investment professional has a personal conflict of interest with an issuer whose proxy he or she is charged with voting. Absent a conflict of interest, the IUPAC representative for each investment team, in consultation with his or her team, is responsible for voting proxies for the securities the team manages. In addition to IUPAC, the Invesco mutual fund board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by the Head of Proxy Administration. IUPAC and Invesco’s proxy administration, compliance and legal teams regularly communicate and review Invesco’s proxy policies and procedures to ensure that they remain consistent with Clients’ best interests, regulatory requirements and industry best practices.

Use of Third Party Proxy Advisory Services

Representatives of the IUPAC have direct access to third party proxy advisory analyses and recommendations (currently provided by Glass Lewis (“GL”) and Institutional Shareholder Services, Inc. (“ISS”)), among other research tools, and use the information gleaned from those sources to make independent voting decisions.

Invesco’s proxy administration group performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the firms are asked to deliver updates directly to the mutual fund board of trustees. IUPAC conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies. Invesco’s proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco’s policies and procedures.

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If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco’s proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm’s control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

Proxy Voting Platform and Administration

Invesco maintains a proprietary global proxy administration platform, supported by the Head of Proxy Administration and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions such as share blocking and issuer/shareholder engagement. Invesco believes that managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters (including reporting by business unit, issuer or issue) that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, is stored in order to build institutional knowledge over time across the Invesco complex with respect to individual companies and proxy issues. Investment professionals also use the platform to access third-party proxy research.

C. Proxy Voting Guidelines (the “Guidelines”)

The following guidelines describe Invesco’s general positions with regard to various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each investment team retains ultimate discretion to vote proxies in the manner they deem to be the most appropriate, consistent with the proxy voting principles and philosophy discussed above. Individual proxy votes therefore will differ from these guidelines from time to time.

I.	Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board’s accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

•

Elections of directors In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the audit, compensation and governance or

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nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis.

•

Director performance Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called “clawback” provisions.

•

Auditors and Audit Committee members Invesco believes a company’s audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company’s audit committee, or when ratifying a company’s auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company’s financial statements and reports.

•

Majority standard in director elections The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

•

Staggered Boards/Annual Election of Directors Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•

Supermajority voting requirements Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

•	Responsiveness of Directors Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•

Cumulative voting The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

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•

Shareholder access On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted.

II.	Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

•

Executive compensation Invesco evaluates executive compensation plans within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•

Equity-based compensation plans Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability automatically to replenish shares without shareholder approval.

•

Employee stock-purchase plans Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•

Severance agreements Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

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III.	Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the Client’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.	Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V.	Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.	Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII.	Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients’ holdings, so Invesco generally supports a board’s discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

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D.	EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these Guidelines unless the Client retains, in writing, the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For proxies held by certain Client accounts managed in accordance with fixed income, money market and index strategies, Invesco will typically vote in line with the majority of the rest of the shares voted by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the expertise and comprehensive proxy voting reviews conducted by teams employing active equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of Clients, absent certain types of conflicts of interest, which are discussed elsewhere in these policies and procedures.

Proxy Constraints

In certain circumstances, Invesco may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its Clients’ proxies despite using commercially reasonable efforts to do so. Particular examples of such instances include, but are not limited to, the following:

•

When securities are participating in an Invesco securities lending program, Invesco determines whether to terminate the loan by weighing the benefit to the Client of voting a particular proxy versus the revenue lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights requires the Client to submit to “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to the Client(s) of voting a specific proxy outweighs the Client’s temporary inability to sell the security.

•	An inability to receive proxy materials from our Clients’ custodians with sufficient time and information to make an informed voting decision.

•

Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In the great majority of instances Invesco is able to vote U.S. and non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as its framework, but also takes into account the corporate

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governance standards, regulatory environment and generally reasonable and governance-minded practices of the local market.

E.	Resolving potential conflicts of interest

Firm Level Conflicts of Interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts.

Invesco generally resolves such potential conflicts in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of Clients, applying the Guidelines to vote Client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are not members of IUPAC.

Voting of Proxies Related to Invesco Ltd. In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held by Clients from time to time.

Personal Conflicts of Interest If any member of IUPAC has a personal conflict of interest with respect to a company or an issue presented for voting, that IUPAC member will inform IUPAC of such conflict and will abstain from voting on that company or issue. All IUPAC members shall sign an annual conflicts of interest memorandum.

Funds of Funds Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

F. RECORDKEEPING

The Investments Administration team will be responsible for all Proxy Voting record keeping.

G.	Policies and Vote Disclosure

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A copy of these Guidelines and the voting record of each Invesco Retail Fund are available on Invesco’s web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative.

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Proxy Policies and Procedures

for

Invesco Asset Management Limited (UK)

Invesco Perpetual Policy on Corporate Governance and Stewardship

Invesco Perpetual

Policy on Corporate Governance and Stewardship

Contents

Page	Section

01	1.	Introduction

01	2.	Scope

02	3.	Responsible voting

02	4.	Voting procedures

03	5.	Dialogue with companies

03	6.	Non-routine resolutions and other topics

04	7.	Evaluation of companies’ environmental, social and governance arrangements (ESG)

04	8.	Disclosure and reporting

05	9.	UK Stewardship Code

07		Appendix 1 — Voting on shares listed outside of the UK, Europe and the US

Invesco Perpetual Policy on Corporate Governance and Stewardship	01

1. Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholder value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, real property and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.

2. Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index, IP Global ex-UK Core Equity Index, IP Global ex-UK Enhanced Index and the IP Balanced Risk 6, 8 and 10 funds.

Invesco Perpetual Policy on Corporate Governance and Stewardship	02

3. Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients in portfolios managed by them. As a result of these two factors, IP will tend to vote on all UK, European and US shares but to vote on a more selective basis on other shares. (See Appendix I – Voting on shares listed outside of the UK, Europe and the US).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

In voting for or against a proposal, IP will have in mind three objectives, as follows:

-	To protect the rights of its clients

-	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

-	To protect the long-term value of its clients’ investments.

It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its clients where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.

4. Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

Invesco Perpetual Policy on Corporate Governance and Stewardship	03

5. Dialogue with companies

IP will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies’ management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular review, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investments were based on a joint understanding of where the businesses were going and the ability of the companies’ management to execute that plan. Inevitably there are times when IP’s views diverge from those of the companies’ executives but, where possible, it attempts to work with companies towards a practical solution. However, IP believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing companies’ prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

-	Nomination and audit committees

-	Remuneration committee and directors’ remuneration

-	Board balance and structure

-	Financial reporting principles

-	Internal control system and annual review of its effectiveness

-	Dividend and Capital Management policies

-	Socially Responsible Investing policies

6. Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:

-	The degree to which the company’s stated position on the issue could affect its reputation and/ or sales, or leave it vulnerable to boycott or selective purchasing

-	Peer group response to the issue in question

-	Whether implementation would achieve the objectives sought in the proposal

-	Whether the matter is best left to the Board’s discretion.

Invesco Perpetual Policy on Corporate Governance and Stewardship	04

7. Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Investment Management Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.

8. Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental effect in its ability to manage its portfolios and ultimately would not be in the best interests of all clients. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, it will seek to provide regular illustrations to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:

-	In IP’s view, it does not conflict with the best interests of other investors; and

-	It is understood that IP will not be held accountable for the expression of views within such voting instructions and

-	IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP

Note:

The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

Invesco Perpetual Policy on Corporate Governance and Stewardship	05

9. The UK Stewardship Code

The UK Stewardship Code (the Code) issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.

Principle 1

Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.

IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship, which sets out how it will discharge its stewardship responsibilities, on the ‘About us’ page on its website:

The following is a summary:

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies. As a result, in the interests of the beneficiaries of the assets under its management, IP will engage with investee companies on strategy, share value performance, risk, capital structure, governance, culture, remuneration and other significant matters that may be subject to voting in a general meeting and of proportional interest in terms of value discovery in a business.

Principle 2

Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

This Invesco UK Conflicts of Interest Policy is available on request and covers potential conflicts of interest in relation to stewardship. The Conflicts of Interest Policy defines a conflict of interest as ‘a situation where there is a material risk of damage to the interests of a client arising because of the interests of Invesco and our clients differ and any client and those of another client differ.’ As UK Stewardship is carried out in our clients’ interests, there are limited opportunities for conflicts of interest arising and, where they do, these are managed appropriately.

Principle 3

Institutional investors should monitor their investee companies.

As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities. As part of the engagement process IP fund managers may choose to be made insiders (i.e. to be made privy to material, non-public information) to protect and/or enhance investor value. In such circumstances they will follow IP’s regulatory required policy and processes to mitigate against market abuse, principally by systematically blocking any trading in insider securities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

Invesco Perpetual Policy on Corporate Governance and Stewardship 9. The UK Stewardship Code	06

Principle 4

Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues/concerns would be raised by its fund managers through IP’s process of on-going dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Investment Management Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.

Principle 5

Institutional investors should be willing to act collectively with other investors where appropriate.

IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable, there are no conflicts of interest and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to any of the below:

-	Stuart Howard — Head of IP Investment Management Operations

-	Dan Baker — IP Investment Management Operations Manager

-	Charles Henderson — UK Equities Business Manager

Principle 6

Institutional investors should have a clear policy on voting and disclosure of voting activity.

As detailed in Section 3, IP is committed to voting on all the UK (together with European and US) stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental effect on its ability to manage its portfolios and ultimately would not be in the best interest of all clients.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

IP uses ISS to process its voting decisions and the ABI’s IVIS service for research for UK securities. Its instructions to ISS include a default instruction to vote with management, which is used only on the rare occasion when instructions are not successfully transmitted to ISS. IP will also consider the need to attend and vote at general meetings if issues prevent the casting of proxy votes within required time limits.

IP does not enter into stock lending arrangements which might impact the voting process.

Principle 7

Institutional investors should report periodically on their stewardship and voting activities.

IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, we will seek to provide illustrations to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

IP currently does not obtain an independent opinion on its engagement and voting processes as it believes any value for its clients from such an opinion is outweighed by the costs of obtaining such an opinion. There is also no material demand from clients to provide such an independent assurance.

Invesco Perpetual Policy on Corporate Governance and Stewardship	07

Appendix 1

Voting on shares listed outside of the UK, Europe and the US

When deciding whether to exercise the voting rights attached to its clients’ shares listed outside of the UK, Europe and the US, IP will take into consideration a number of factors. These will include the:

-	Likely impact of voting on management activity, versus the cost to the client

-	Portfolio management restrictions (e.g. share blocking) that may result from voting

-	Preferences, where expressed, of clients

Generally, IP will vote on shares listed outside of the UK, Europe and the US by exception only, except where the client or local regulator expressly requires voting on all shares.

Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Important information

As at 8 July 2014.

For more information on our funds, please refer to the most up to date relevant fund and share class-specific Key Investor Information Documents, the Supplementary Information Document, the ICVC ISA Key Features and Terms & Conditions, the latest Annual or Interim Short Reports and the latest Prospectus. This information is available using the contact details shown.

Telephone calls may be recorded.

The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.

Where Invesco Perpetual has expressed views and opinions, these may change.

Invesco Perpetual is a business name of Invesco Asset Management Limited. Authorised and regulated by the Financial Conduct Authority.

Invesco Asset Management Limited

Registered in England 949417

Registered office Perpetual Park, Perpetual Park Drive, Henley-on-Thames,

Oxfordshire, RG9 1HH, UK.

56413/PDF/080714

Proxy Policies and Procedures

for

Invesco Canada Ltd.

INVESCO CANADA

PROXY VOTING GUIDELINES

Purpose

The purpose of this document is to describe Invesco Canada Ltd.’s (“Invesco Canada”) general guidelines for voting proxies received from companies held in the accounts (“Accounts”) for which it acts as investment fund manager and/or adviser including:

•	Investment fund manager, including investment funds offered in Canada (the “Canadian Funds”),

•	Adviser, including separately managed portfolios (“SMPs”),

•	Sub-adviser, including investment funds registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”).

The Accounts referred to above, exclude Accounts that are sub-advised (“Sub-Advised Accounts”) by affiliated or third party advisers (“Sub-Advisers”). Proxies for Sub-Advised Accounts will be voted in accordance with the Sub-Adviser’s proxy voting policy (which may contain different voting recommendations), provided the policy as a whole is designed with the intention of voting securities in the best interest of the Account; unless the sub-advisory agreement provides otherwise.

Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.

Compliance will review the proxy voting policies & procedures of any new sub-advisors as part of its due diligence.

Introduction

Invesco Canada has a fiduciary obligation to act in the best long-term economic interest of the Accounts when voting proxies of portfolio companies.

The default is to vote with the recommendation of the publicly traded company’s management.

As a general rule, Invesco Canada shall vote against any actions that would:

•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

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•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.

Since Invesco Canada’s portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the recommendations of company management. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of company management.

While Invesco Canada’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

Situations in which Voting Rights Proxies Will Not Be Exercised

Voting rights will not be exercised in situations where:

•	the securities have been sold subsequent to record date;

•	administrative issues prevent voting, or;

•	Invesco Canada sub-advises an Account for an unaffiliated third-party and the securities to be voted have been lent out by the fund manager.

Conflicts of Interest

When voting proxies, Invesco Canada’s portfolio managers assess whether there are material conflicts of interest between Invesco Canada’s interests and those of the Account. A potential conflict of interest situation may include where Invesco Canada or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Canada’s relationship with the company. In all situations, the portfolio managers will not take Invesco Canada’s relationship with the company into account, and will vote the proxies in the best interest of the Account. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report in writing to the relevant Investment Head any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. If the portfolio manager in question is an Investment Head, such conflicts of

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interest and/or attempts by outside parties to improperly influence the voting process shall be presented in writing to the Investment Leadership Team (“ILT”). The Global Investments Director (or designate) will report any conflicts of interest to the Independent Review Committee on an annual basis.

I.	BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

Voting on Director Nominees in Uncontested Elections

Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s stock ownership position in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:

•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

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•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.

Majority Threshold Voting for Director Elections

We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

Separating Chairman and CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of independent directors; and

•	Established governance guidelines.

Majority of Independent Directors

While we generally support proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for proposals that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.

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Stock Ownership Requirements

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.

Size of Boards of Directors

We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.

Classified or Staggered Boards

In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.

We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.

Director Indemnification and Liability Protection

We recognize that many individuals may be reluctant to serve as corporate directors if they are personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

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II.	AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

Ratification of Auditors

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote for the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

Disclosure of Audit vs. Non-Audit Fees

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.

III.	COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers, employees and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some

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of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):

Cash Compensation and Severance Packages

We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

Executive Compensation (“say on pay”)

Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.

Equity Based Plans – Dilution

Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.

Employee Stock Purchase Plans

We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.

Loans to Employees

We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.

Stock Option Plans – Board Discretion

We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

As of May 2013	Page 7 of 11

Stock Option Plans – Inappropriate Features

We will generally vote against plans that have any of the following structural features:

•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.

Stock Option Plans – Director Eligibility

While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

Stock Option Plans – Repricing

We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

Stock Option Plans – Vesting

We will vote against stock option plans that are 100% vested when granted.

Stock Option Plans – Authorized Allocations

We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.

Stock Option Plans – Change in Control Provisions

We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

IV.	CORPORATE MATTERS

We will review proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

As of May 2013	Page 8 of 11

Common Stock Authorization

We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

Dual Class Share Structures

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.

Stock Splits

We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits

We will vote for proposals to implement a reverse stock split.

Share Repurchase Programs

We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

Reincorporation

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will generally not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.

Mergers & Acquisitions

We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

•	will result in financial and operating benefits,

•	have a fair offer price,

As of May 2013	Page 9 of 11

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.

V.	SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

VI.	SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:

•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms in which the company operates,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.

We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

As of May 2013	Page 10 of 11

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

Ordinary Business Practices

We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

Protection of Shareholder Rights

We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

Barriers to Shareholder Action

We will generally vote for proposals to lower barriers to shareholder action.

Shareholder Rights Plans

We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.

VII.	OTHER

We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

Reimbursement of Proxy Solicitation Expenses

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

As of May 2013	Page 11 of 11

Proxy Policy and Procedures

for

Invesco Hong Kong Limited

Invesco Hong Kong Limited

PROXY VOTING POLICY

30 June 2014

INTRODUCTION

This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

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1.	GUIDING PRINCIPLES

1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

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2.	PROXY VOTING AUTHORITY

2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4

While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement

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may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY

Individually-Managed Clients

Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

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PROXY VOTING AUTHORITY

Pooled Fund Clients

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

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3.	KEY PROXY VOTING ISSUES

3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues - Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

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KEY VOTING ISSUES

Major Corporate Proposals

Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

•	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

•	approval of changes of substantial shareholdings;

•	mergers or schemes of arrangement; and

•	approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost

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considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES

Administrative Constraints

In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

A significant proportion in this context means 5% or more of the market capitalisation of the company.

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4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

4.2	As shown by the diagram, a central administrative role is performed by our Global Proxy Team, located within the Client Administration section. The initial role of the Global Proxy Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

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4.5	The voting decision is then documented and passed back to the Global Proxy Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Global Proxy Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

The voting decision will be made by the Primary Investment Manager responsible for the market in question.

A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.

Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

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5. CLIENT REPORTING

5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING

Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.

Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

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Proxy Policies and Procedures

for

Invesco Asset Management (Japan) Limited

Guidelines on Exercising Shareholder Voting Rights and

Policies for Deciding on the Exercise of Shareholder Voting Rights

Invesco Asset Management (Japan) Limited

Enforcement Date: July 5, 2010

Revision Date: May 1, 2014

Authority to Amend or Abolish: Shareholders’ Voting Committee

Record of Amendments

Date	Content
April 20, 2011	Revision associated with review of proxy voting guideline
Mar 6, 2012	Revision associated with review of investment to emerging markets
April 20, 2012	Revision associated with review of proxy voting guideline
May 1, 2014	Revision associated with review of proxy voting guideline

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Japanese Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(2) Allocation of Earned Surplus and Dividends

•

A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

•

In principle we will vote in favor of a proposal to elect an external director, however, we will oppose a candidate for an external director who is perceived to have an interest in the relevant company.

•	In principle we will oppose a candidate for an external director who does not have independence in the case of a committees organized company, except where the majority of the board are independent.

•	In principle we will oppose a top executive candidate if the board after the shareholder meeting does not include at least one external director, regardless of independence.

•	Listed parent and subsidiary

If the relevant company has a listed parent and does not have at least one external director who is independent from the relevant company, we shall in principle oppose the top executive candidates for directors of that company.

(2) Suitability

•	In principle we shall oppose a director candidate whose attendance is less than 75 percent at meetings of the board of directors.

(3) Accountability

•	We will consider opposing a candidate for reelection as a director, if a takeover defense strategy is introduced, and that has not been approved by a resolution of a general meeting of shareholders.

(4) Business Performance of the Company

•

We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

•

We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(5) Antisocial Activities on the Part of the Company

•

In principle we will oppose a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•

In principle we will consider opposing a candidate for reelection as a director in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

(6) Shareholder-unfriendly Behavior

•

We will consider opposing the reelection of directors particularly top executives at companies which have carried out third-party placements without an approval at a general meeting of shareholders where the placements are likely to lead to excessive diminution of shareholder benefits.

•	We will consider opposing the reelection of directors particularly top executives at companies which have carried out a large –scale public offerings without any rational explanation.

•

We will consider opposing the reelection of directors particularly top executives at companies which has not taken appropriate action regarding shareholder’s proposal even if there was a shareholder’s proposal which was regarded favorable to minority shareholders and approved by majority of valid vote in the previous period at a general meeting of shareholders, or which has not proposed similar proposal in the next period at general meeting of shareholders.

(7) Other

•	In principle we will oppose a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

3. Amendment of the Composition of the Board of Directors and the Required Qualification of Directors

(1) Amendment of the Number of Directors or Composition of the Board of Directors

•

A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•

We will consider voting in favor of a proposal to decrease the number of directors except external directors, however as for a proposal to increase the number of directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

We will consider voting in favor of a proposal to increase the number of external directors, however as for a proposal to decrease the number of external directors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

(2) Amendment of Required Qualifications of Directors, Their Terms of Office and Scope of Responsibilities

•

A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute a normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(3) Amendment of the Procedural Method for Election of Directors

•

A decision regarding a proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

4. Election of Statutory Auditors

A decision regarding a proposal concerning the election of statutory auditors will be made by considering, inter alia, the independence and the suitability of the candidate for statutory auditor.

Definition of the independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

(1) Independence

•	In principle we will oppose a candidate for an external statutory auditor if the candidate does not have independence.

(2) Suitability

•	In principle we shall oppose a statutory auditor candidate whose attendance rate is less than 75 percent at meetings of the board of directors or meetings of the board of auditors

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(3) Accountability

•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

(4) Antisocial Activities on the Part of the Company

•

In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to shareholder value.

•

In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

5. Composition of the Board of Auditors

A decision regarding a proposal concerning amendment of the number of statutory auditors or the composition of the board of auditors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•

We will consider voting in favor of a proposal to increase the number of statutory auditors except external statutory auditors, however as for a proposal to decrease the number of statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

•

We will consider voting in favor of a proposal to increase the number of external statutory auditors, however as for a proposal to decrease the number of external statutory auditors, if there is not any explicit and rational reason, we will consider opposing the reelection of representative directors.

6. Election of Accounting Auditors

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

•

In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

•

In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an

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excessive auditing fee is paid.

•

In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

7. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation of Directors/Statutory Auditors

•	In principle we will vote in favor of a proposal to obtain approval of compensation, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation

•	A compensation framework or practice exists which presents an issue

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Annual Bonus for Directors/Statutory Auditors

In principle we will vote in favor of a proposal to pay annual bonuses, except in the following case:

•

Recipients include those who are judged to be responsible for clear mismanagement resulted in a significant decline in the stock price or severe deterioration in business performance, or shareholder-unfriendly behavior.

(3) Stock Option Plan

•

A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation, and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(4) Stock Purchase Plan

•

A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation, and the reasonability of the plan.

(5) Retirement Bonus of Directors or Statutory Auditors

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a

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statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company.

•	In principle we will vote in favor of a proposal to pay a retirement bonus of a director or a statutory auditor if all of the following conditions are satisfied.

•	Retirement bonus amount is disclosed.

•	The prospective recipients do not include an external director or an external statutory auditor.

•	None of the prospective recipients have committed a significant criminal conduct.

•

The business performance of the relevant company has not experienced a deficit for three consecutive periods and had no dividend or dividends or they were inferior when compared to others in the same industry.

•	During the terms of office of the prospective recipients there has been no corporate scandal that had a significant impact on society and caused or could cause damage to shareholder value.

•	During their terms in office there has been no window dressing or inappropriate accounting practices in the relevant company.

8. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

•

A decision regarding a proposal requesting an increase in the number of authorized shares will be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

•

In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

A decision regarding a proposal in connection with issuing of new shares will be made in consideration of , inter alia, reasons of issuing new shares, issuing conditions and terms, the impact of the dilution on the shareholders value and rights of shareholders as well as the impact on the

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listing of shares and the continuity of the company.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Preferred Shares

•

In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

•

In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to the effect that approval of issuing preferred shares is so be obtained from shareholders.

(7) Issuing of Convertible Bonds

•

A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(8) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•

A decision regarding a proposal in connection with the issuing of non-convertible bonds or increasing a borrowing limit shall be made by considering, inter alia the financial condition of the relevant company.

(9) Equitization of Debt

•

A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, and the impact on listing of the shares as well as on the continuity of the company.

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(10) Capital Reduction

•

A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(11) Financing Plan

•

A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(12) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

9. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•

In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

•	In principal we will vote in favor of a proposal submitted by the board in connection with transition to a committees organized company.

•	In principal we will vote in favor of a proposal requesting mitigation or abolishment of the requirements for special resolution.

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(3) Amendment of the Quorum of a General Meeting of Shareholders

•

A decision regarding a proposal in connection with an amendment of the quorum of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

•

A proposal in connection with amending the quorum of a special resolution of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

10. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.

(2) Corporate Restructuring

•

A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, the respective impact on the financial condition and business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

•

A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past, actions in corporate governance and accountability on the part of the candidates for director, the business performance of

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the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

•

A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

(5) Takeover Defense Strategies

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal requesting to introduce or amend a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

•	Rights Plan (Poison Pill)

A decision regarding a proposal to introduce a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	In principal we will oppose a proposal in which, a triggering condition of the number of outstanding shares is less than 20%.

•	In principal we will oppose a proposal that the effective period is beyond 3 years.

•	In principal we will oppose a proposal that directors are not selected annually.

•	In principal we will oppose a proposal in the event that there are less than 2 directors or 20% of the board who are independent with no issue of the attendance records of

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the board meeting.

•

We will vote in favor for a proposal that a rights plan is considered by an independent committee before introducing such plan. We will vote in favor a proposal only if all special committee members are independent with no issue of the attendance records of the board meeting.

•	In principal we will oppose a proposal in the event that other takeover defense strategies exist.

•	In principal we will oppose a proposal in the event that the issuing date of invitation notice to shareholders is less than 3 weeks before the general shareholders meeting.

•	In principal we will oppose a proposal unless the introduction of takeover defense strategies is considered reasonably beneficial to interests of minority shareholders.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

11. Social, Environmental and Political Problems

A decision regarding a proposal in connection with social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, or on the financial condition and business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

12. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following standards are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

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13. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

14. Shareholder proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guidelines along with company’s proposal, however, will be considered on the basis of proposed individual items.

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Guidelines on Exercising of Shareholder Voting Rights and

Policy Decision Making Criteria

(Foreign Equities)

Policy and Objectives of Exercising Shareholder Voting Rights

Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.

Significance of Guidelines on Exercising Shareholder Voting Rights

Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.

Guidelines on Exercising Shareholder Voting Rights

1. Procedural Proposal

(1) Procedures

•

In principle we will vote in favor of a selection of the chairman of a general meeting of shareholders, approval of the minutes, approval of the shareholders registry and other proposals in connection with procedures to hold a general meeting of shareholders.

•	In principle we will vote in favor of a procedural proposal such as the following:

•	Opening of a general meeting of shareholders

•	Closing of a general meeting of shareholders

•	Confirming the proper convening of a general meeting of shareholders

•	Satisfaction of the quorum for a general meeting of shareholders

•	Confirming the agenda items of a general meeting of shareholders

•	Election of a chairman of a general meeting of shareholders

•	Designation of shareholders who will sign the minutes of a general meeting of shareholders

•	Preparing and approving a registry of shareholders

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•	Filing of legally prescribed documents in connection with a general meeting of shareholders

•	Designation of an inspector or shareholder to inspect the minutes of a general meeting of shareholders

•	Permission to ask questions

•	Approval of the issuing of minutes of a general meeting of shareholders

•	Approval of matters of resolution and granting to the board of directors the authority to execute matters that have been approved

(2) Financial Statements, Business Reports and Auditors Reports

•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:

•	Concerns exist about the settlement or auditing procedures; or

•	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.

(3) Allocation of Earned Surplus and Dividends

•

A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.

2. Election of Directors

A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.

Definition of independence:

A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(1) Independence

(United States)

•	In the following circumstances we will in principle oppose or withhold approval of a

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candidate for an internal director, or a candidate for an external director who cannot be found to have a relationship of independence from the relevant company:

•

If the internal director or the external director who cannot be found to have a relationship of independence from the relevant company is a member of the compensation committee or the nominating committee;

•	If the audit committee, compensation committee, or nominating committee has not been established and the director functions as a committee member;

•	If the nominating committee has not been established;

•	If external directors who are independent from the relevant company do not constitute a majority of the board of directors;

•	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.

(Other than United States)

A decision concerning the independence of the candidate for director will be made in consideration of the conditions of each country.

(2) Suitability

•	In principle we shall oppose or withhold approval of a director candidate in the following circumstances:

•	An attendance rate of less than 75 percent at meetings of any of the board of directors, the audit committee, the compensation committee, or the nominating committee;

•	Serving as a director of six or more companies; or

•	Serving as a CEO of another company and also serving as an external director of at least two other companies.

(3) Corporate Governance Strategies

•

In principle we will oppose or withhold approval of all candidates for reelection in the event that the board of directors employs a system of staggered terms of office and a problem of governance has occurred in the board of directors or committee but the responsible director is not made a subject of the current proposal to reelect directors.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection of a director who is a member of the audit committee:

•	If an excessive auditing fee is being paid to the accounting auditor;

•	If the accounting auditor has expressed an opinion of non-compliance concerning the

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

financial statements of the relevant company; or

•

If the audit committee has agreed with the accounting auditor to reduce or waive the liability of accounting auditor, such as by limiting the right of the company or the shareholders to take legal action against the accounting auditor.

•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection as a director who is a member of the compensation committee:

•	If there appears to be a negative correlation between the business performance of the company and the compensation of the CEO;

•

If in the case of an option for which the stock price of the relevant company is less than the exercise price, an amendment of the exercise price or an exchange for cash or the like has been made without the approval of a general meeting of shareholders;

•	If an exchange (sale) of stock options which is limited to a single exercise has been made without obtaining the approval of a general meeting of shareholders;

•

If the burn rate has exceeded the level promised in advance to shareholders (the burn rate is the annual rate of dilution measured by the stock options or rights to shares with restriction on assignment that have been actually granted (otherwise known as the “run rate”)); or

•	If a compensation system or practice exists that presents a problem.

•	In the following circumstances we will in principle oppose or withhold approval of all candidates for reelection as directors:

•

If the board of directors has not taken appropriate action regarding a shareholders’ proposal even if there was a shareholders’ proposal which has been approved by a majority of the valid votes in the previous period at a general meeting of shareholders;

•	If the board of directors has not taken appropriate action such as withdrawing a takeover defense strategy, despite a majority of shareholders having accepted a public tender offer; or

•

If the board of directors has not taken appropriate action regarding the cause of opposition or withholding of approval even though at the general meeting of shareholders for the previous period there was a candidate for director who was opposed or for whom approval was withheld by a majority of the valid votes.

(4) Accountability

•	In the following cases we will consider opposing or withholding approval from a candidate for reelection as a director:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•

If a notice of convening states that there is a director with an attendance rate of less than 75% at meetings of the board of directors or committee meetings, but the name of the individual is not specifically stated.

•

If the relevant company has a problematic system as set forth below, and business performance of the relevant company during the term in office of candidate has been in a deficit and with no dividend or is inferior when compared to those in the same industry in three consecutive periods :

•	A system of staggered terms of office;

•	A system of special resolution that is not by simple majority;

•	Shares of stock with multiple votes;

•	A takeover defense strategy that has not been approved by a resolution of a general meeting of shares;

•	No clause for exceptions exists in the event that there are competing candidates, even though a system of majority resolution has been introduced for the election of directors;

•	An unreasonable restriction is imposed on the authority of shareholders to convene an extraordinary general meeting of shareholders; or

•	An unreasonable restriction is imposed on the shareholders’ right to seek approval or disapproval on the part of shareholders by means of a letter of consent by shareholders;

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a dead hand or similar provision is included in a poison pill, until this provision is abolished.

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event of introducing a new poison pill with an effective duration of 12 months or more (a long-term pill), or any renewal of a poison pill including a short-term pill with an effective period of less than 12 months, by the board of directors without the approval of a general meeting of shareholders.

Nevertheless we will in principle vote in favor of all candidates for reelection as directors in the event of a new introduction if a commitment is made by binding resolution to seek approval of the new introduction at a general meeting of shareholders.

•

In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a significant amendment to the disadvantage of shareholders is added to a poison pill, by the board of directors without the approval of a general meeting of shareholders.

(5) Business Performance of a Company

•

We will consider opposing or withholding a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.

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•

We will consider opposing or withholding candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.

(6) Antisocial Activities on the Part of the Company

•

In principle we will oppose or withhold a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•

In principle we will oppose or withhold approval of a candidate for reelection as a director who was a member of the audit committee, if inappropriate accounting practices occurred at the relevant company such as window dressing, accounting treatment that deviates from GAAP (generally accepted accounting principles), or a significant omission in disclosure pursuant to Article 404 of the Sox Law.

(7) Other

•	In principle we will oppose or withhold a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.

(8) Amendment of the Number and Composition of Directors

•

A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will vote in favor of a proposal to diversify the composition of a board of directors.

•	In principle we will vote in favor of a proposal to fix the number of members of a board of directors, except when it is determined that this is a takeover defense strategy.

•	In principle we will oppose a proposal to make shareholder approval unnecessary in connection with an amendment of the number of members or composition of the board of directors.

(9) Amendment of Qualification Requirements, Period of Service, or Extent of Liability of Directors

•

A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders

•	In principle we will oppose a proposal requesting retention of a certain number of a

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company’s own shares as a condition of installation or continuation in office of a director.

•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(10) Amendment of the Procedural Method for Election of Directors

•

We will decide on proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.

•	In principle we will vote in favor of a proposal to require the approval of the majority of the valid votes for an election of a director.

•	In principle we will vote in favor of a proposal to prohibit the US style voting system.

3. Election of Statutory Auditors

•	A decision regarding a proposal in connection with electing a statutory auditor shall be made by considering, inter alia, the independence and suitability of the statutory auditor candidate.

•	In principle we will oppose a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.

•

A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.

4. Election of Accounting Auditor

We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.

•

In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.

•

In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.

•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.

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•

In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.

5. Compensation of Directors, Statutory Auditors, Officers and Employees

(1) Compensation (Including Bonus)

•	Proposals concerning compensation will be decided in consideration of, inter alia, levels of compensation, business performance of the company, and the reasonability of the framework.

•	In principle we will vote in favor of a proposal to obtain approval of compensation reports, except in the following cases:

•	A negative correlation appears to exist between the business performance of the company and compensation.

•	A compensation framework or practice exists which presents an issue.

•	In principle we will oppose a proposal to set an absolute level or maximum compensation.

•	In principle we will oppose a proposal to pay compensation only by granting shares.

(2) Stock Option Plan

•

A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation and the reasonability of the plan.

•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.

•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(3) Stock Purchase Plan

•

A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation and the reasonability of the plan.

(4) Retirement Bonus of Directors or Statutory Auditors

•

A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company. In principle we will

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

oppose awarding a retirement bonus in the event that a significant criminal act has been committed by the recipient during his or her term in office. Moreover we will also consider opposing the awarding of a retirement bonus in the event that the business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry. In principle we will oppose awarding a retirement bonus in the event that during the term in office of the recipient inappropriate accounting practices occurred such as window dressing or accounting treatment that deviates from generally accepted accounting principles or a significant omission in disclosure, or a corporate scandal occurred, which had a significant impact on society and caused or could cause damage to shareholder value.

6. Equity Financing Policy

(1) Amendment of the Number of Authorized Shares

•

A decision regarding a proposal requesting an increase in the number of authorized shares of stock shall be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.

•

In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.

(2) Issuing of New Shares

•

In principle if the existing shareholders will be granted new share subscription rights (pre-emptive purchase rights) we will vote in favor of a proposal to issue new shares up to 100 percent of the number of shares issued and outstanding.

•

If the existing shareholders will not be granted new share subscription rights (pre-emptive purchase rights) we will in principle vote in favor of a proposal to issue new shares up to 20 percent of the number of shares issued and outstanding.

•	In principle we will oppose a proposal to issue new shares after an acquirer has appeared.

(3) Acquisition or Reissue by a Company of Its Own Shares

•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

(4) Stock Split

•	In principle we will vote in favor of a proposal involving a stock split.

(5) Consolidation of Shares (Reverse Split)

•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.

(6) Reduction in Par Value of Shares

•	In principle we will vote in favor of a proposal reducing the par value of shares.

(7) Preferred Shares

•

A decision regarding a proposal in connection with creating new preferred shares or amending the number of authorized preferred shares shall be made by considering, inter alia, the existence or absence of voting rights, dividends, conversion or other rights to be granted to the preferred shares as well as the reasonability of those rights.

•

In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.

•

In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.

•	In principle we will vote in favor of a proposal to make the issuing of preferred shares a matter for approval by the shareholders.

(8) Classified Shares

•	In principle we will oppose a proposal requesting the creation of new shares with differing voting rights or increasing the authorized number of shares with differing voting rights.

•	In principle we will vote in favor of a proposal to convert to a capital structure in which there is one vote per share.

(9) Issuing of Convertible Bonds

•

A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(10) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit

•	A decision regarding a proposal to issue non-convertible bonds will be made by considering, inter alia, the financial condition of the relevant company.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	A decision regarding a proposal to increase a borrowing limit shall be made by considering, inter alia, the financial condition of the relevant company.

(11) Equitization of Debt

•

A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, as well as the impact on listing of the shares and on the continuity of the company.

(12) Capital Reduction

•

A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.

•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.

(13) Financing Plan

•

A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.

•	In principle we will vote in favor of a proposal requesting approval of a financing plan.

(14) Capitalization of Reserves

•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.

7. Corporate Governance

(1) Amendment of Settlement Period

•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation

•

A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the articles of incorporation.

•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•

In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.

(3) Amendment of the Quorum of a General Meeting of Shareholders

•

A decision regarding a proposal in connection with amending the quorum of a general meeting of shareholders and a special resolution of a general shareholders meeting will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders as well as the customs of the region or country.

•	In principle we will oppose a proposal to reduce the quorum of a general meeting of shareholders.

•	In principle we will oppose a proposal to reduce the quorum of a special resolution.

(4) Omnibus Proposal of a General Meeting of Shareholders

•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.

(5) Other

(Anonymous Voting)

•

In principle we will vote in favor of a proposal requesting anonymous voting, an independent vote counter, an independent inspector, and separate disclosure of the results of voting on a resolution of a general meeting of shareholders.

(Authority to Postpone General Meetings of Shareholders)

•	In principle we will oppose a proposal requesting to grant to a company the authority to postpone a general meeting of shareholders.

(Requirement of Super Majority Approval)

•	In principle we will vote in favor of a proposal requesting a relaxation or abolishment of the requirement for a super majority.

8. Corporate Behavior

(1) Amendment of Tradename or Location of Corporate Registration

•	In principle we will vote in favor of a proposal requesting amendment of a tradename.

•	In principle we will vote in favor of a proposal requesting amendment of a location of

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

corporate registration.

(2) Corporate Restructuring

A decision regarding a proposal in connection with a merger, acquisition, assignment or acquisition of business, company split (spin-off), sale of assets, being acquired, corporate liquidation or other corporate restructuring will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares and on the continuity of the company.

•

A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:

Merger or acquisition;

Assignment or acquisition of business;

Company split (spin-off);

Sale of assets;

Being acquired; or

Liquidation.

(3) Proxy Contest

•

A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past on the part of a candidate for director, the actions in corporate governance, accountability the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.

•

A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest

•	Staggered Board

In principle we will oppose a proposal requesting the introduction of staggered board of directors:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.

•	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.

•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.

•	Cumulative Voting

•

In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors. However, in principle we will oppose a proposal which a majority of valid votes is required to elect a director except in the event that shareholders are able to write-in their own candidate in the convening notice or ballot of the company and the number of candidates exceeds a prescribed number.

•	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.

•	Authority to Call an Extraordinary General Meeting of Shareholders

•	In principle we will vote in favor of a proposal requesting a right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to call an extraordinary general meeting of shareholders.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to call an extraordinary general meeting of shareholders.

•	Letter of Consent Seeking Approval or Disapproval from Shareholders

•	In principle we will vote in favor of a proposal requesting that shareholders have the right to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

•	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

(5) Takeover Defense Strategies

•	Rights Plan (Poison Pill)

A decision regarding a proposal in connection with introducing a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period,

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.

•	Fair Price Conditions

A decision regarding a proposal in connection with introducing fair price conditions will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of fair price conditions, provided that the following is satisfied.

•	At the time of triggering the fair price provision, the approval of a majority or not more than a majority of shareholders without a direct interest in the acquisition is to be sought

•	In principle we will vote in favor of a proposal to reduce the number of approvals by shareholders that is necessary to trigger fair price provision.

•	Anti-Greenmail Provision

A decision regarding a proposal in connection with introducing an anti-greenmail provision will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.

•	In principle we will vote in favor of a proposal requesting the introduction of anti-greenmail provisions, provided that all of the following standards are satisfied:

•	The definition of greenmail is clear

•

If a buyback offer is to be made to a person who holds a large number of shares, that the buy-back offer will be made to all shareholders, or confirmation will be made that shareholders who do not have a direct interest in the takeover do not oppose the buyback offer to the person who holds a large number of shares.

•	No clause is included which would restrict the rights of shareholders, such as measures to deter being bought out.

•	Golden Parachute and Tin Parachute Conditions

A decision regarding a proposal in connection with introducing a golden parachute or a tin parachute will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, the level of compensation to be provided and the reasonability of the plan.

•	In principle we will vote in favor of a proposal to introduce or amend a golden parachute or a tin parachute if all of the following criteria are satisfied:

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	The triggering of the golden parachute or the tin parachute will be determined by an independent committee.

•	The payable compensation shall be no more than three times the employment compensation payable for a year.

•	Payment of compensation shall be made after the transfer of control.

•	Classified Shares

In principle we will oppose a proposal in connection with creating new classified shares with multiple voting rights.

A decision regarding a proposal in connection with creating new classified shares with no voting rights or less voting rights will be made in consideration of, inter alia, the terms of the classified shares.

•	In principle we will oppose a proposal to create classified shares with multiple voting rights.

•	In principle we will vote in favor of a proposal to create new classified shares with no voting rights or less voting rights if all of the following conditions are satisfied.

•	The objective of creating the new classified shares is to obtain financing while minimizing the dilution of the existing shareholders.

•	The creation of the new classified shares does not have an objective of protecting the voting rights of shareholders that have a direct interest in a takeover or of major shareholders.

•	Issuing New Shares to a White Squire or a White Knight

A decision regarding a proposal in connection with issuing shares to a white squire or a white knight will be made in consideration of, inter alia, the conditions of issuing the shares.

•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal in connection with introducing or amending a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.

9. Social, Environmental and Political Problems

A decision regarding a proposal in connection with a social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, the impact on the financial condition and the business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

10. Information Disclosure

•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.

•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following criteria are satisfied.

•	The information will be beneficial to shareholders.

•	The time and expense required for the information disclosure will be minimal.

11. Other

(1) Directors

•	Ex Post Facto Approval of Actions by Directors and Executive Officers

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by the directors or executive officers as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Separation of Chairman of the Board of Directors and CEO

•

In principle we will vote in favor of a proposal to have a director who is independent from the relevant company serve as the chairman of the board of directors as long as there are not sufficient reasons to oppose the proposal, such as the existence of a corporate governance organization that will counter a CEO who is also serving as chairman.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

•	Independence of Board of Directors

•

In principle we will vote in favor of a proposal to have directors who are independent from the relevant company account for at least a majority or more than two-thirds of the members of the board of directors.

•	In principle we will vote in favor of a proposal that the audit committee, compensation committee and nominating committee of the board of directors shall be composed solely of independent directors.

•	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.

(2) Statutory Auditors

•	Ex Post Facto Approval of Actions by Statutory Auditors

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by a statutory auditor as long as there are no material concerns such as having committed an act in violation of fiduciary duties.

•	Attendance by a Statutory Auditor at a General Meeting of Shareholders

In principle we will vote in favor of a proposal requesting that a statutory auditor attend a general meeting of shareholders.

(3) Accounting Auditor

•	Fees of an accounting auditor

•	In principle we will vote in favor of a proposal requesting that the decision on the fees of an accounting auditor is left up to the discretion of the board of directors.

•	In principle we will oppose a proposal to reduce or waive the liability of an accounting auditor.

•	Selection of the Accounting Auditor by a General Meeting of Shareholders

•	In principle we will vote in favor of a proposal to make the selection of an accounting auditor a matter for resolution by a general meeting of shareholders.

12. Conflicts of Interest

We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.

B19-2 Giudeline on Exercising Shareholder Voting Rights and Policies for Deciding on the Exercise of Shareholder Voting Rights. April 20, 2011

The following company is determined to be a company that would constitute a conflict of interest:

•	Invesco Limited.

13. Shareholder Proposals

A decision regarding shareholders’ proposals will be made in accordance with the Guideline along with company’s proposal, however, will be considered on the basis of proposed individual items.

Proxy Policies and Procedures

for

Invesco Asset Management Deutschland GmbH

April 2013

INVESCO CONTINENTAL EUROPE

VOTING RIGHTS POLICY

INVESCO ASSET MANAGEMENT SA (& BRANCHES IN AMSTERDAM, BRUSSELS, MADRID, MILAN, STOCKHOLM)

INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH

INVESCO ASSET MANAGEMENT ÖSTERREICH GMBH

Approach

This document sets out the high level Proxy Voting Policy of the companies outlined above and referred to as Invesco Continental Europe (“Invesco CE”). The principles within this policy are followed by these companies or to any of its delegates as applicable.

Invesco CE is committed to the fair and equitable treatment of all its clients. As such Invesco CE has put in place procedures to ensure that voting rights attached to securities within a UCITS or portfolio for which it is the Management Company are exercised where appropriate and in the best interests of the individual UCITS/ portfolio itself. Where Invesco CE delegates the activity of Investment Management it will ensure that the delegate has in place policies and procedures consistent with the principles of this policy.

Voting Opportunities

Voting opportunities which exist in relation to securities within each individual UCITS/ portfolio are monitored on an ongoing basis in order to ensure that advantage can be taken of any opportunity that arises to benefit the individual UCITS/ portfolio.

When is has been identified that a voting opportunity exists, an investment decisions is taken whether or not the opportunity to vote should be exercised and, if relevant, the voting decision to be taken. Considerations which are taken into account include:

•	The cost of participating in the vote relative to the potential benefit to the UCITS/portfolio.

•

The impact of participation in a vote on the liquidity of the securities creating the voting opportunity due to the fact that some jurisdictions will require that the securities are not sold for a period if they are the subject of a vote.

•	Other factors as deemed appropriate by the Investment Manager in relation to the investment objectives and policy of the individual UCITS/ portfolio.

It may be the case that an investment decision is taken not to participate in a vote. Such decisions can be equally appropriate due to the considerations applied by the investment team to determine the relative benefit to the individual UCITS/ portfolio, based on criteria such as fund size, investment objective, policy and investment strategy applicable.

Conflicts of Interest:

Invesco CE has a Conflicts of Interest Policy which outlines the principles for avoiding, and where not possible, managing conflicts of interest. At no time will Invesco CE use shareholding powers in respect of individual UCITS/portfolio to advance its own commercial interests, to pursue a social or political cause that is unrelated to a UCITS’/portfolio’s economic interests, or to favour another UCITS/ portfolio or client or other relationship to the detriment of others. This policy is available, free of cost, from any of the Invesco CE companies.

Information on Voting Activity:

Further information on votes which were available to individual UCITS and actions taken are available to unitholders free of charge and by request to the UCITS Management Company.

Proxy Policies and Procedures

for

Invesco PowerShares Capital Management LLC

Invesco PowerShares Capital Management LLC

PROXY VOTING POLICY

Effective January, 2015

Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has adopted proxy voting policies with respect to securities owned by series of the PowerShares Exchange-Traded Fund Trust, the PowerShares Exchange-Traded Fund Trust II, the PowerShares Actively Managed Exchange-Traded Fund Trust, the PowerShares India Exchange-Traded Fund Trust and the PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (collectively, the “Funds”) for which it serves as investment adviser and has been delegated the authority to vote proxies. Invesco PowerShares’ proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.

The Adviser utilizes the data feed platform (the “Invesco Proxy Voting Portal”) of Invesco Advisers Inc. (“IAI”), which is administered by the IAI proxy administration team and subject to periodic review by the Adviser’s compliance team. With respect to implementation of its proxy voting policies, Invesco PowerShares will vote as follows:

1. Overlapping Securities

In instances where both a Fund and a fund advised by IAI both hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of IAI based on IAI’s comprehensive proxy review and under the Invesco Proxy Voting Policy (see exhibit A). The Invesco Proxy Voting Policy is overseen by the Invesco US Proxy Advisory Committee (“IUPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IUPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Invesco Proxy Voting Process, the IUPAC oversees instances when possible conflicts of interest arise among funds. Such conflicts are identified early in the process and brought before the IUPAC for consideration. When the IUPAC determines that a uniform vote would benefit certain funds, but may serve as a detriment to others, it will recommend a split vote as appropriate.

In instances where the IAI proxy administration team does not receive a recommendation in a timely manner, the IAI proxy administration team will automatically vote such ballots in accordance with the recommendations of a third-party proxy firm, Institutional Shareholder Services, Inc. (“ISS”).

2. Non-Overlapping Securities

In instances where securities are held only by a Fund, and not also by an IAI-advised fund, the Adviser will instruct the proxy IAI proxy administration team to vote proxies in accordance ISS.

Approved June 24, 2014, amended December 18, 2014

Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or ISS (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.

Proxy Constraints

The Adviser will abstain from voting proxies when it deems the cost to be prohibitive or where the exercise of voting rights could restrict the ability of a Fund to freely trade the applicable security. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote. Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, PowerShares may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy. Furthermore, as a matter of policy, the Funds and all IAI-advised funds do not vote Invesco Ltd. shares.

Special Policy

Certain Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require a Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which a Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.

Resolving Potential Conflicts of Interest

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, PowerShares will issue a do not vote (“DNV”) for proxies issued by, or related to matters involving, Invesco Ltd. that may be held by clients from time to time.

Approved June 24, 2014, amended December 18, 2014

APPENDIX F

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Funds have no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as April 15, 2015.

Invesco Convertible Securities Fund

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
American Enterprise Investment Svc 707 2nd Avenue S Minneapolis, MN 55402-2405	21.04%	5.85%	7.92%	—	—	—

BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	12.85%	—	—	—	—

F-1

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Charles Schwab & Co Inc. Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	—	5.14%	—	—	—	—

Charles Schwab & Co Inc. Special Custody Acct for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	8.20%	—	—	9.36%	—	—

Edward D Jones & Co For the Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3729	6.73%	9.47%	—	—	—	—

First Clearing, LLC Special Custody Acct For the Exclusive Benefit of Customer 2801 Market Street St Louis, MO 63103-2523	—	7.05%	—	5.76%	—	—

Laborers Local 1298 Annuity Fund 681 Fulton Ave Hempstead, NY 11550-4556						38.91%

Laborers Local 1298 Pension Fund 681 Fulton Ave Hempstead, NY 11550-4556						23.71%

Merrill Lynch Pierce Fenner & Smith Inc. FBO The Sole Benefit of Its Customers Attn: Fund Administration 4800 Deer Lake Dr., East 2nd Floor Jacksonville, FL 32246-6484	—	—	18.38%	9.42%	9.22%	—

F-2

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class R5 Shares	Class R6 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
Morgan Stanley Smith Barney 1 New York Plz Fl 12 New York NY 10004-1901	8.29%	—	11.73%	7.48%	—	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd Fl 5 Fl 4 Jersey City NJ 07310-2010	8.99%	—	10.05%	34.08%	90.51%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.38%	7.11%	10.75%	12.83%	—	—

Raymond James Omnibus For Mutual Funds Attn: Courtney Waller 880 Carillon Pkwy St Petersburg, FL 33716-1102	—	—	13.81%	—	—	—

Southern States Savings And Retirement Plan Trust Fund Def Ben Plan 576 Sigman Rd NE Ste 800 Conyers GA 30013-1327	—	—	—	—	—	29.35%

UBS WM USA OMNI Account M/F Attn: Department Manager 499 Washington Blvd Fl 9 Jersey City NJ 07310-2055	—	—	5.38%	—	—	—

F-3

Invesco U.S. Mortgage Fund

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
BNY Mellon Investment Servicing Inc FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	—	26.70%	—	—	—

Centrade Attn: Trust Dept PO Box 1366 Hutchinson, KS 67504-1366				51.12%

Edward D Jones & Co For the Benefit of Customers 12555 Manchester Rd Saint Louis MO 63131-3729	10.62%	11.28%	23.01%	—	—

First Clearing, LLC Special Custody Acct For the Exclusive Benefit of Customer 2801 Market Street St Louis, MO 63103-2523	8.50%		6.84%	11.81%	—

Invesco Advisers, Inc. Attn: Corporate Controller 1555 Peachtree St NE, Ste 1800 Atlanta, GA 30309-2499	—	—	—	—	53.06%

Invesco Multi-Asset Inflation Fund Omnibus Acct. c/o Invesco Advisors 11 Greenway Plaza FL 16 Houston, TX 77046-1100					46.94%

MLPF&S For the Sole Benefit of Its Customers Attn: Fund Administration 97419 4800 Deer Lake Dr E 2nd Floor Jacksonville, FL 32246-6484	—	—	—	11.04%	—

F-4

	Class A Shares	Class B Shares	Class C Shares	Class Y Shares	Class R5 Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record	Percentage Owned of Record
MLPF&S For the Sole Benefit of Its Customers Attn: Fund Administration 97FX9 4800 Deer Lake Dr E 2nd Floor Jacksonville, FL 32246-6484	—	—	8.31%	—	—

Morgan Stanley Smith Barney 1 New York Fl 12 New York NY 10004-1901	—	—	6.51%	—	—

National Financial Services LLC FEBO Customers Mutual Funds 499 Washington Blvd Fl 5 Fl 4 Jersey City NJ 07310-2010	—	88.29%	—	35.49%	—

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	9.44%	—	—

Management Information

F-5

As of April 15, 2015, the Trustees and Officers as a group owned less than 1% of the shares outstanding of each class of the Funds.

F-6

APPENDIX G

MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by the Adviser and the net fees paid by each Fund were as follows:

Fund Name	2014			2013			2012
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Invesco Convertible Securities Fund	$10,510,416	$(177,500)	$10,332,916	$6,259,905	$(97,178)	$6,162,727	$4,482,432	$(44,125)	$4,438,307

Invesco U.S. Mortgage Fund	2,096,113	(15,009)	2,081,104	2,366,657	(13,533)	2,353,124	2,692,677	(9,869)	2,682,808

G-1

APPENDIX H

PORTFOLIO MANAGERS

Portfolio Manager Fund Holdings and Information on Other Managed Accounts

Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Funds that they manage. Accounts are grouped into three categories: (i) investments made directly in the Fund, (ii) investments made in an Invesco pooled investment vehicle with the same or similar objectives and strategies as the Fund, and (iii) any investments made in any Invesco Fund or Invesco pooled investment vehicle. The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

Investments

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Convertible Securities Fund
Ellen Gold	$50,001 - 100,000	N/A	$100,001 - $500,000
Ramez Nashed	$1 - $10,000	N/A	$100,001 - $500,000

Invesco U.S. Mortgage Fund
Clint Dudley	$10,001 - $50,000	N/A	$500,001 - $1,000,000
Jason Marshall	None	N/A	$500,001 - $1,000,000
Brian Norris	$1 - $10,000	N/A	$100,001 - $500,000

[1]	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
[2]	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
[3]	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

H-1

Assets Managed

The following information is as of December 31, 2014 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Convertible Securities Fund
Ellen Gold	None	None	None	None	None	None
Ramez Nashed	None	None	None	None	None	None
Invesco U.S. Mortgage Fund
Clint Dudley	2	$1,437.9	None	None	None	None
Jason Marshall	None	None	None	None	None	None
Brian Norris	None	None	None	None	None	None

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

H-2

The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Description of Compensation Structure

For the Adviser and each affiliated Sub-Adviser

The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Adviser	Performance time period[4]
Invesco[5] Invesco Deutschland Invesco Hong Kong[5] Invesco Asset Management.	One-, Three- and Five-year performance against Fund peer group.

Invesco- Invesco Real Estate[5,6] Invesco Senior Secured[5,7]	Not applicable

[4]	Rolling time periods based on calendar year-end.
[5]	Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.
[6]	Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.
[7]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.

H-3

Sub-Adviser	Performance time period[4]
Invesco Canada[5]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.

Invesco Japan[8]	One-, Three- and Five-year performance

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

Deferred / Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of deferred/long term compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

[8]	Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

H-4

APPENDIX I

ADMINISTRATIVE SERVICES FEES

For the fiscal years ended in 2014, 2013 and 2012 (each Fund’s current fiscal year end is December 31. The management fees payable by each Fund, the amounts waived by the Adviser and the net fees paid by each Fund were as follows:

	Compensation Accrued for the Fiscal Year Ended
Fund Name	2014	2013	2012
Invesco Convertible Securities Fund	$482,798	$319,888	$232,300
Invesco U.S. Mortgage Fund	122,576	135,815	161,715

I-1

APPENDIX J

BROKERAGE COMMISSIONS

AND COMMISSIONS ON AFFILIATED TRANSACTIONS

Set forth below are brokerage commissions1 paid by the Funds during the last three fiscal years ended December 31. Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

	Total $ Amount of Brokerage Commissions Paid			Total $ Amount Brokerage Commissions Paid to the Affiliated Brokers			% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2014	2013	2012	2014	2013	2012	2014	2014
Invesco Convertible Securities Fund[2]	$86,625	$72,624	$32,310	$0	$0	$0	0%	0%
Invesco U.S. Mortgage Fund	14,220	14,024	18,003	0	0	0	0	0

1.	Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

J-1

APPENDIX K

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF

SECURITIES OF REGULAR BROKERS OR DEALERS

Directed Brokerage

For the fiscal year ended in 2014, the management fees payable to each Fund, the amounts waived by the Advisers and the net fees paid by each Fund were as follows:

Fund Name	Transaction	Related Brokerage Commission
Invesco Convertible Securities Fund	$45,512,716	$48,679
Invesco U.S. Mortgage Fund	0	0

Regular Broker-Dealers

During the last fiscal year ended 2014, the Funds did not purchase securities issued by companies, which are “regular” brokers or dealers.

K-1

APPENDIX L

PURCHASE, REDEMPTION AND PRICING OF SHARES

All references in the following “Purchase, Redemption and Pricing of Shares” section of this SAI to Class A, B, C and R shares shall include Class A2 and AX (except Invesco Money Market Fund), Class BX, Class CX, and Class RX shares, respectively, unless otherwise noted. All references in the following “Purchase, Redemption and Pricing of Shares” section of this SAI to Invesco Cash Reserve Shares of Invesco Money Market Fund shall include Class AX shares of Invesco Money Market Fund, unless otherwise noted.

Transactions through Financial Intermediaries

If you are investing indirectly in an Invesco Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a Retirement and Benefit Plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Invesco Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Invesco Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in Funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge (CDSC). The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading.

If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a Retirement and Benefit Plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

Unless otherwise provided, the following are certain defined terms used throughout this prospectus:

•	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.

•	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.

•	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.

•	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.

Purchase and Redemption of Shares

Purchases of Class A shares, Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, Class AX shares of Invesco Money Market Fund and Invesco Balanced-Risk Retirement Funds and Invesco Cash Reserve Shares of Invesco Money Market Fund

Initial Sales Charges. Each Invesco Fund (other than Invesco Tax-Exempt Cash Fund) is grouped into one of four categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Distributors, Inc. (Invesco Distributors) and participating dealers for their expenses incurred in connection with the distribution of the Invesco Funds’ shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.

Class A shares of Invesco Tax-Exempt Cash Fund and Invesco Cash Reserve Shares of Invesco Money Market Fund are sold without an initial sales charge.

Category I Funds

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Charter Fund

Invesco China Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Markets Strategy Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro International Equity Fund

Invesco Macro Long/Short Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Pacific Growth Fund

Invesco Premium Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Summit Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 50,000	5.50%	5.82%	5.00%
$50,000 but less than $ 100,000	4.50%	4.71%	4.00%
$100,000 but less than $ 250,000	3.50%	3.63%	3.00%
$250,000 but less than $ 500,000	2.75%	2.83%	2.25%
$500,000 but less than $ 1,000,000	2.00%	2.04%	1.75%

Category II Funds

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco International Total Return Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

Invesco U.S. Government Fund

Invesco U.S. Mortgage Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	4.25%	4.44%	4.00%
$100,000 but less than $ 250,000	3.50%	3.63%	3.25%
$250,000 but less than $ 500,000	2.50%	2.56%	2.25%
$500,000 but less than $ 1,000,000	2.00%	2.04%	1.75%

Category III Funds

Invesco Limited Maturity Treasury Fund (Class A2 shares)

Invesco Tax-Free Intermediate Fund (Class A2 shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	1.00%	1.01%	0.75%
$100,000 but less than $ 250,000	0.75%	0.76%	0.50%
$250,000 but less than $ 1,000,000	0.50%	0.50%	0.40%

As of the close of business on October 30, 2002, Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

Category IV Funds

Invesco Floating Rate Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Maturity Treasury Fund (Class A shares)

Invesco Short Term Bond Fund

Invesco Strategic Real Return Fund

Invesco Tax-Free Intermediate Fund (Class A shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $ 100,000	2.50%	2.56%	2.00%
$100,000 but less than $ 250,000	1.75%	1.78%	1.50%
$250,000 but less than $ 500,000	1.25%	1.27%	1.00%

Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I or II Funds do not pay an initial sales charge. Investors who purchase $500,000 or more of Class A shares of Category IV Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I or II Funds and make additional purchases that result in account balances of $1,000,000 or more ($500,000 or more for Category IV) do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of Class A shares of $1,000,000 or more (for Category I and II or $500,000 for Category IV), are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II, or IV Fund, each share will generally be subject to a 1.00% CDSC if the investor redeems those shares within 18 months after purchase.

Invesco Distributors may pay a dealer concession and/or advance a service fee on Large Purchases of Class A shares, as set forth below. Exchanges between the Invesco Funds may affect total compensation paid.

Payments for Purchases of Class A Shares by Investors Other than Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than Employer Sponsored Retirement and Benefit Plans:

Percent of Purchases – Categories I, II and IV

1% of the first $4 million
plus 0.50% of the next $46 million
plus 0.25% of amounts in excess of $50 million

If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, with respect to Categories I or II Funds, or $500,000 with respect to Category IV Funds, the purchase will be considered a “jumbo accumulation purchase.” With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

If an investor made a Large Purchase of Class A shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund on or after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II, or IV Fund, Invesco Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II, or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

Payments for Purchases of Class A Shares at NAV by Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for purchases of Class A shares at net asset value (NAV) of Category I, II, or IV Funds by Employer Sponsored Retirement and Benefit Plans provided that the applicable dealer of record is able to establish that the plan’s purchase of such Class A shares is a new investment (as defined below):

Percent of Purchases

0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million

A “new investment” means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Invesco Fund shares, (ii) an exchange of Invesco Fund shares, (iii) the repayment of one or more Employer Sponsored Retirement and Benefit Plan loans that were funded through the redemption of Invesco Fund shares, or (iv) money returned from another fund family. If Invesco Distributors pays a dealer concession in connection with an Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA Plan’s purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan first invests in Class A shares of an Invesco Fund. If the applicable dealer of record is unable to establish that an Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA Plan’s purchase of Class A shares at NAV is a new investment, Invesco Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan’s account(s).

Fund Reorganizations. Class A Shares issued in connection with a Fund’s merger, consolidation, or acquisition of the assets of another Fund will not be charged an initial sales charge.

Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, the applicable initial sales charge for the new purchase may be reduced and will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. These reductions are available to purchasers that meet the qualifications listed in the prospectus under “Qualifying for Reduced Sales Charges and Sales Charge Exceptions.”

How to Qualify For Reductions in Initial Sales Charges under Rights of Accumulation (ROAs) or Letters of Intent (LOIs). The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Invesco Funds.

Letters of Intent

A purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a LOI; and (ii) subsequently fulfilling the conditions of that LOI.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Money Market Fund or Class IB, IC, Y, Investor Class and Class RX shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges since they cannot be tied to a LOI.

The LOI confirms the total investment in shares of the Invesco Funds that the purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

Calculating the Initial Sales Charge

•	Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” above).

•	It is the purchaser’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below under “Rights of Accumulation” if Invesco Investment Services, Inc., the Invesco Funds’ transfer agent (Transfer Agent) is advised of all other accounts at the time of the investment.

•	Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.

•	If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at any time prior to the completion of the original LOI. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•	By signing a LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser generally will have to pay the increased amount of sales charge.

•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount computed to the nearest full share out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser’s name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released, and additional purchases will be subject to the appropriate breakpoint sales charge based on the account’s current ROA value.

•	If the intended investment is not completed, the purchaser generally will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the total amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

•	Accounts linked under the LOI revert back to ROA once a LOI is met, regardless of expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Distributors or its designee.

•	If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his or her total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Other Persons Eligible for the LOI Privilege

The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

LOIs and Contingent Deferred Sales Charges

All LOIs to purchase $1,000,000 or more of Class A shares of Category I, or II Funds or $500,000 or more of Class A shares of Category IV Funds are subject to an 18-month, 1% CDSC.

Rights of Accumulation

A purchaser may also qualify for reduced initial sales charges under Invesco’s ROA policy. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Distributors takes into account not only the money that is invested upon such proposed purchase, but also the value of all shares of the Invesco Funds owned by such purchaser, calculated at their then current public offering price.

If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Invesco Fund with a value of $30,000 and wishes to invest an additional $30,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 4.50% will apply to the full $30,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

ROAs are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

If an investor’s new purchase of Class A shares of a Category I, II, or IV Fund is at net asset value, the newly purchased shares may be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.

Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Distributors reserves the right to determine whether any purchaser is entitled to a reduced sales charge based upon the qualifications set forth in the prospectus under “Qualifying for Reduced Sales Charges and Sales Charge Exceptions.”

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund and Class AX shares or Invesco Cash Reserve Shares of Invesco Money Market Fund and Investor Class shares of any Invesco Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

Class A Shares Sold Without an Initial Sales Charge. Invesco Distributors permits certain other investors to invest in Class A shares without paying an initial sales charge, generally as a result of the investor’s current or former relationship with the Invesco Funds. It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.

•	Any current, former or retired trustee, director, officer or employee (or any immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any such persons;

•	Any current or retired officer, director, or employee (and members of his or her immediate family) of DST Systems, Inc. or Fiserv Output Solutions, a division of Fiserv Solutions, Inc;

•	Shareholders who received Class A shares of an Invesco Fund on June 1, 2010 in connection with the reorganization of a predecessor fund in which such shareholder owned Class H, Class L, Class P, and/or Class W shares, who purchase additional Class A shares of the Invesco Fund;

•	Shareholders of record holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of Invesco Constellation Fund or Invesco Charter Fund, respectively;

•	Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Invesco Constellation Fund in an account established with Invesco Distributors; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Invesco Constellation Fund is effected within 30 days of the redemption or repurchase;

•	Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds who purchase additional Class A shares;

•	Certain former AMA Investment Advisers’ shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time, who purchase additional Class A shares;

•	Shareholders of record of Advisor Class shares of an Invesco Fund on February 11, 2000 who have continuously owned shares of that Invesco Fund, who purchase additional shares of that Invesco Fund;

•	Shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares and who since that date have continuously held Class A shares, who purchase additional Class A shares;

•	Shareholders of record of Class B shares of Invesco Global Dividend Growth Securities Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund;

•	Shareholders of record of Class B shares of Invesco Van Kampen Global Equity Allocation Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund; and

•	Unitholders of Invesco unit investment trusts who enrolled prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Invesco Funds, who receive Class A shares of an Invesco Fund pursuant to such reinvestment program in an account established with Invesco Distributors. The Invesco Funds reserve the right to modify or terminate this program at any time.

Payments to Dealers. Invesco Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.

The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and
Rule 12b-1 distribution fees discussed above. In this context, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Distributors or one or more of its corporate affiliates (collectively, the Invesco Distributors Affiliates). In addition to those payments, Invesco Distributors Affiliates may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Invesco Funds. Invesco Distributors Affiliates make these payments from their own resources, from Invesco Distributors’ retention of underwriting concessions and from payments to Invesco Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Distributors Affiliates will be reimbursed directly by the Invesco Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial intermediaries that sell shares of the Invesco Funds receive one or more types of these cash payments. Financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Invesco Distributors Affiliates do not make an independent assessment of the cost of providing such services. Certain financial intermediaries listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial intermediary to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

Financial Support Payments. Invesco Distributors Affiliates make financial support payments as incentives to certain financial intermediaries to promote and sell shares of Invesco Funds. The benefits Invesco Distributors Affiliates receive when they make these payments include, among other things, placing Invesco Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. Financial support payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including Invesco Funds in its Fund sales system (on its sales shelf). Invesco Distributors Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to Retirement and Benefit Plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).

The financial support payments Invesco Distributors Affiliates make may be calculated on sales of shares of Invesco Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all such shares sold by the financial intermediary during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Invesco Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of Invesco Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of Invesco Funds in investor accounts. Invesco Distributors Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Sub-Accounting and Networking Support Payments. The Transfer Agent, an Invesco Distributors Affiliate, acts as the transfer agent for the Invesco Funds, registering the transfer, issuance and redemption of Invesco Fund shares, and disbursing dividends and other distributions to Invesco Funds shareholders. However, many Invesco Fund shares are owned or held by financial intermediaries, as that term is defined above, for the benefit of their customers. In those cases, the Invesco Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediary. In these situations, Invesco Distributors Affiliates may make payments to financial intermediaries that sell Invesco Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Class R5 shares) or 0.10% (for Class R5 shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Class R5 shares only). No Sub-Accounting or Networking Support payments will be made with respect to Invesco Funds’ Class R6 shares. Invesco Distributors Affiliates also may make payments to certain financial intermediaries that sell Invesco Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Distributors Affiliates may make under this category include, among others, payment of networking fees of up to $10 per shareholder account maintained on certain mutual fund trading systems.

All fees payable by Invesco Distributors Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Invesco Funds, subject to certain limitations approved by the Board of the Trust.

Other Cash Payments. From time to time, Invesco Distributors Affiliates, at their expense and out of their own resources, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Distributors Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial intermediary, one-time payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading systems, financial assistance to financial intermediaries that enable Invesco Distributors Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA) (formerly, NASD, Inc.). Invesco Distributors Affiliates make payments for entertainment events they deem appropriate, subject to Invesco Distributors Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

Invesco Distributors Affiliates are motivated to make the payments described above because they promote the sale of Invesco Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of Invesco Funds or retain shares of Invesco Funds in their clients’ accounts, Invesco Distributors Affiliates benefit from the incremental management and other fees paid to Invesco Distributors Affiliates by the Invesco Funds with respect to those assets.

In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial intermediary about any payments it receives from Invesco Distributors Affiliates or the Invesco Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial intermediary at the time of purchase.

Certain Financial Intermediaries that Receive One or More Types of Payments

1st Global Capital Corporation

1st Partners, Inc.

401k Exchange, Inc.

401k Producer Services

ADP Broker Dealer, Inc.

Advantage Capital Corporation

Advest Inc.

Alliance Benefit Group

Allianz Life

Allstate

American Enterprise Investment

American General

American Portfolios Financial Services Inc.

American Skandia Life Assurance Corporation

American United Life Insurance Company

Ameriprise Financial Services Inc.

Ameritas Life Insurance Corp

Ameritrade

APEX Clearing Corporation

Ascensus

Associated Securities Corporation

AXA

Baden Retirement Plan Services

Bank of America

Bank of New York Mellon

Bank of Oklahoma

Barclays Capital Inc.

BB&T Capital Markets

BCG Securities

BC Ziegler

Benefit Plans Administrators

Benefit Trust Company

BMO Harris Bank NA

BNP Paribas

BOSC, Inc.

Branch Banking & Trust Company

Brinker Capital

Brown Brothers Harriman & Co.

Buck Kwasha Securities LLC

Cadaret Grant & Company, Inc.

Cambridge Investment Research, Inc.

Cantella & Co., Inc.

Cantor Fitzgerald & Co.

Capital One Investment Services LLC

Centennial Bank

Center for Due Diligence

Cetera

Charles Schwab & Company, Inc.

Chase

Citi Smith Barney

Citibank NA

Citigroup Global Markets Inc.

City National Bank

Comerica Bank

Commerce Bank

Commonwealth Financial Network LPL

Community National Bank

Compass

Compusys / ERISA Group Inc

Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc.

Credit Suisse Securities

Crowell Weedon & Co.

CUSO Financial Services, Inc.

CUNA Mutual Life

D.A. Davidson & Company

Daily Access Corporation

Delaware Life Insurance Company

Deutsche Bank

Digital Retirement Solutions, Inc.

Diversified Investment Advisors

Dorsey & Company Inc.

Dyatech Corporation

Edward Jones & Co.

Envestnet

Equitable Life Insurance Company

Equity Services, Inc.

Erisa Administrative Services

Expertplan

Fidelity

Fifth Third

Financial Data Services Inc.

Financial Planning Association

Financial Services Corporation

First Clearing Corp.

First Command Financial Planning, Inc.

First Financial Equity Corp.

First Southwest Company

Forethought Life Insurance Company

Frost

FSC Securities Corporation

FTB Advisors

Fund Services Advisors, Inc.

Gardner Michael Capital, Inc.

GE

Genworth

Glenbrook Life and Annuity Company

Goldman, Sachs & Co.

Great West Life

Guaranty Bank & Trust

Guardian

GunnAllen Financial

GWFS Equities, Inc.

H.D. Vest

Hantz Financial Services Inc

Hare and Company

Hartford

Hewitt

Hightower Securities, LLC

Hornor, Townsend & Kent, Inc.

Huntington

ICMA Retirement Corporation

Institutional Cash Distributors

Intersecurities, Inc.

INVEST Financial Corporation, Inc.

Investacorp, Inc.

Investment Centers of America, Inc.

J.M. Lummis Securities

Jackson National Life

Jefferson National Life Insurance Company

Jefferson Pilot Securities Corporation

John Hancock Distributors LLC

JP Morgan

Kanaly Trust Company

Kaufmann and Global Associates

Kemper

LaSalle Bank, N.A.

Lincoln

Loop Capital Markets, LLC

LPL Financial

M & T Securities, Inc.

M M L Investors Services, Inc.

M&T Bank

Marshall & Ilsley Trust Co., N.A.

Mass Mutual

Matrix

Mellon

Mercer

Merrill Lynch

Metlife

Meyer Financial Group, Inc.

Mid Atlantic Capital Corporation

Minnesota Life Insurance Co.

Money Concepts

Morgan Keegan & Company, Inc.

Morgan Stanley

MSCS Financial Services, LLC

Municipal Capital Markets Group, Inc.

Mutual Service Corporation

Mutual Services, Inc.

N F P Securities, Inc.

NatCity Investments, Inc.

National Financial Services

National Planning

National Retirement Partners Inc.

Nationwide

New York Life

Newport Retirement Plan Services, Inc.

Next Financial Group, Inc.

NFP Securities Inc.

Northeast Securities, Inc.

Northern Trust

Northwestern Mutual Investment Services

NRP Financial

Ohio National Life Insurance Company

OnBrands24 Inc

OneAmerica Financial Partners Inc.

Oppenheimer

Pen-Cal Administrators

Penn Mutual Life

Penson Financial Services

Pershing LLC

PFS Investments, Inc.

Phoenix

Piper Jaffray

PJ Robb

Plains Capital Bank

Plan Administrators

Plan Member Services Corporation

Planco

PNC

Primerica Shareholder Services, Inc.

Princeton Retirement Group, Inc.

Principal

Princor Financial Services Corporation

Proequities, Inc.

Prudential

Qualified Benefits Consultants, Inc.

R B C Dain Rauscher, Inc.

Randall & Hurley, Inc.

Raymond James

RBC Wealth Management

Reliance Trust Company

Ridge Clearing

Riversource (Ameriprise)

Robert W. Baird & Co.

Ross Sinclair & Associates LLC

Royal Alliance Associates

RSBCO

S I I Investments, Inc.

SagePoint Financial, Inc.

Salomon Smith Barney

Sanders Morris Harris

SCF Securities, Inc.

Securian Financial Services, Inc.

Securities America, Inc.

Security Benefit Life

Security Distributors, Inc.

Security Financial Resources, Inc.

Sentra Securities

Signator Investors, Inc.

Silverton Capital, Corp.

Simmons First Investment Group, Inc.

Smith Barney Inc.

Smith Hayes Financial Services

Southwest Securities

Sovereign Bank

Spelman & Company

Standard Insurance Company

State Farm

State Street Bank & Trust Company

Sterne Agee Financial Services, Inc.

Stifel Nicolaus & Company

Summit

Sun Life

SunAmerica Securities, Inc.

SunGard

SWS Financial Services, Inc.

Symetra Investment Services Inc.

T Rowe Price

TD Ameritrade

Teacher Insurance and Annuity Association of America

TFS Securities, Inc.

The (Wilson) William Financial Group

The Bank of New York

The Huntington Investment Company

The Retirement Plan Company LLC

The Vanguard Group

Transamerica

Trautmann Maher & Associates, Inc.

Treasury Strategies

Triad Advisors Inc

Trust Management Network, LLC

U.S. Bancorp

UBS Financial Services Inc.

UMB Financial Services, Inc.

Unified Fund Services, Inc.

Union Bank

United Planners Financial

United States Life Insurance Company

UPromise Investment Advisors LLC

USB Financial Services, Inc.

USI Securities, Inc.

UVEST

V S R Financial Services, Inc.

VALIC

Vanguard Marketing Corp.

Vining Sparks IBG, LP

VLP Corporate Services LLCVOYA

VRSCO – American General Distributors

Wachovia

Waddell & Reed, Inc.

Wadsworth Investment Co., Inc.

Wall Street Financial Group, Inc.

Waterstone Financial Group, Inc.

Wells Fargo

Wilmington Trust Retirement and Institutional Services Company

Woodbury Financial Services, Inc.

Xerox HR Solutions LLC

Zions Bank

Zurich American Life Insurance Company

Purchases of Class B Shares

New or additional investments in Class B shares are no longer permitted; but investors may pay a CDSC if they redeem their shares within a specified number of years after purchase. See the Prospectus for additional information regarding CSDC’s.

Purchases of Class C Shares

Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into Invesco Short Term Bond Fund). See the prospectus for additional information regarding this CDSC. Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds (except for Class C shares of Invesco Short Term Bond Fund) at the time of such sales. Payments with respect to Invesco Funds other than Invesco Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Invesco Funds on or after May 1, 1995, and in circumstances where Invesco Distributors grants an exemption on particular transactions.

Payments with Regard to Converted Class K Shares

For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares’ Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Distributors’ own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.

Purchase and Redemption of Class P Shares

Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Please see Invesco Summit Fund’s prospectus for details.

Purchases of Class R Shares

Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from an Employer Sponsored Retirement and Benefit Plan in which an Invesco Fund was offered as an investment option.

Percent of Cumulative Purchases

0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million

With regard to any individual purchase of Class R shares, Invesco Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan’s account(s).

Purchases of Class S Shares

Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.

Purchases of Class Y Shares

Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the prospectus for more information.

Purchases of Investor Class Shares

Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Invesco Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately. The Investor Class is closed to new investors.

Purchases of Class R5 and R6 Shares

Class R5 and R6 shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Class R5 and R6 prospectus for more information.

Exchanges

Terms and Conditions of Exchanges. Normally, shares of an Invesco Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

Redemptions

General. Shares of the Invesco Funds may be redeemed directly through Invesco Distributors or through any dealer who has entered into an agreement with Invesco Distributors. In addition to the Funds’ obligation to redeem shares, Invesco Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with Invesco Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by the Transfer Agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by Invesco Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of an Invesco Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by the Transfer Agent. To provide funds for payments made under the Systematic Redemption Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

Payments under a Systematic Redemption Plan constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each Invesco Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II, and IV Funds, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of Invesco Short Term Bond Fund unless you exchange shares of another Invesco Fund that are subject to a CDSC into or Invesco Short Term Bond Fund). (In addition, no CDSC applies to Class A2 shares.) See the prospectus for additional information regarding CDSCs.

Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II, or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:

•	Redemptions of shares held by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class A shares held by the plan;

•	Redemptions of shares by the investor where the investor’s financial intermediary has elected to waive the amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment;

•	Minimum required distributions made in connection with a Retirement and Benefit Plan following attainment of age 70 1⁄2 , or older, and only with respect to that portion of such distribution that does not exceed 12% annually of the participant’s beneficiary account value in a particular Fund;

•	Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver; and

•	Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, provided; the investor reinvests his dividends.

Contingent Deferred Sales Charge Exceptions for Class B and C Shares. CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

•	Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver;

•	Distributions from Retirement and Benefit Plans where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1⁄2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant’s or beneficiary’s account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another Retirement and Benefit Plan invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

•	Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends;

•	Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and

•	Investment account(s) of Invesco and its affiliates.

In addition to the foregoing, CDSCs will not apply to the following redemptions of Class C shares:

•	Redemption of shares held by Employer Sponsored Retirement and Benefit Plans or Employer Sponsored IRAs in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; or

•	A total or partial redemption of shares where the investor’s financial intermediary has elected to waive amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment.

It is possible that a financial intermediary may not be able to offer one or more of the waiver categories described in this section. If this situation occurs, it is possible that the investor would need to invest directly through Invesco Distributors in order to take advantage of these waivers. Investors should ask their financial intermediary whether they offer the above CDSCs. The Funds may terminate or amend the terms of these CDSCs at any time.

General Information Regarding Purchases, Exchanges and Redemptions

Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with the Transfer Agent’s policies and procedures and U.S. regulations. The Transfer Agent reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply the Transfer Agent with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to the Transfer Agent in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.

Authorized Agents. The Transfer Agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Invesco Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.

Signature Guarantees. In addition to those circumstances listed in the “Shareholder Information” section of each Fund’s prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to Invesco as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. Invesco Funds may waive or modify any signature guarantee requirements at any time.

Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an “eligible guarantor institution” as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent’s current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary public signatures are not an acceptable replacement for a signature guarantee. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an “eligible guarantor institution” and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of the Transfer Agent.

Transactions by Telephone. By signing an account application form, an investor agrees that the Transfer Agent may surrender for redemption any and all shares held by the Transfer Agent in the designated account(s), or in any other account with any of the Invesco Funds, present or future, which has the identical registration as the designated account(s). The Transfer Agent and Invesco Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Invesco Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and Invesco Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder’s Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

Internet Transactions. An investor may effect transactions in his account through the Internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither the Transfer Agent nor Invesco Distributors will be liable for any loss, expense or cost arising out of any Internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of Internet transactions include requests for confirmation of the shareholder’s PIN and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect Internet transactions may be terminated at any time by the Invesco Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.

Abandoned Property. It is the responsibility of the investor to ensure that the Transfer Agent maintains a correct address for his account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to the Transfer Agent. Upon receiving returned mail, the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Transfer Agent is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. The Transfer Agent is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Retirement and Benefit Plans Sponsored by Invesco Distributors. Invesco Distributors acts as the prototype sponsor for certain types of Retirement and Benefit Plan documents. These Retirement and Benefit Plan documents are generally available to anyone wishing to invest Retirement and Benefit Plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial intermediary for details.

Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:

•	an annual custodial fee on accounts where Invesco Distributors acts as the prototype sponsor;

•	expedited mailing fees in response to overnight redemption requests; and

•	copying and mailing charges in response to requests for duplicate statements.

Please consult with your intermediary for further details concerning any applicable fees.

Offering Price

The following formula may be used to determine the public offering price per Class A share of an investor’s investment:

Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price. For example, at the close of business on December 31, 2014, Invesco Convertible Securities Fund – Class A shares had a net asset value per share of $23.88. The offering price, assuming an initial sales charge of 5.50%, therefore was $25.27.

Class R5 and R6 shares of the Invesco Funds are offered at net asset value.

Calculation of Net Asset Value

Each Invesco Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE on each business day of the Invesco Fund. In the event the NYSE closes early on a particular day, each Invesco Fund determines its net asset value per share as of the close of the NYSE on such day. The Invesco Funds determine net asset value per share by dividing the value of an Invesco Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class.

Determination of an Invesco Fund’s net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date. Under normal circumstances, market valuation and fair valuation, as described below, are not used to determine share price for money market funds because shares of money market funds are valued at amortized cost.

With respect to non-money market funds, the net asset value for shareholder transactions may be different than the net asset value reported in the Invesco Fund’s financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Invesco Fund at period end.

Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. A security listed or traded on an exchange (excluding convertible bonds) held by an Invesco Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of an Invesco Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If the Adviser believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Invesco Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts, domestic and foreign index futures, and exchange-traded funds.

Invesco Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Invesco Fund. Because the net asset value per share of each Invesco Fund is determined only on business days of the Invesco Fund, the value of the portfolio securities of an Invesco Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Invesco Fund.

Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Redemptions in Kind

Although the Invesco Funds generally intend to pay redemption proceeds solely in cash, the Invesco Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an Invesco Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Invesco Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Invesco Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of an Invesco Fund, is obligated to redeem for cash all shares presented to such Invesco Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Invesco Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Backup Withholding

Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information generally will be subject to backup withholding.

Each Invesco Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:

1.	the investor fails to furnish a correct TIN to the Invesco Fund;

2.	the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;

3.	the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Transfer Agent will not provide Form 1099 to those payees.

Investors should contact the IRS if they have any questions concerning withholding.

IRS Penalties. Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

Nonresident Aliens. Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

APPENDIX M

AMOUNTS PAID PURSUANT TO DISTRIBUTION PLANS

A list of amounts paid by each class of shares to Invesco Distributors pursuant to the Plans for the fiscal year ended December 31, 2014 follows:

Fund	Class A Shares	Class B Shares	Class C Shares

Invesco Convertible Securities Fund	$2,497,303	$66,762	$1,944,571
Invesco U.S Mortgage Fund	1,034,396	26,241	78,523

For the fiscal year ended in 2014, there were unreimbursed distribution-related expenses with respect to the Funds:

Fund Name	Unreimbursed Distribution-Related Expenses December 31, 2014
Invesco Convertible Securities Fund
Class B	$126,796,553
Class C	$0

Invesco U.S. Mortgage Fund
Class B	$9,083,217
Class C	$146,074

M-1

APPENDIX N

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS

An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended December 31, 2014 follows:

	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Convertible Securities Fund	$0	$0	$0	$0	$2,497,303	$0	$0
Invesco U.S. Mortgage Fund	0	0	0	0	1,034,396	0	0

An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended December 31, 2014 follows:

	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Convertible Securities Fund	$0	$0	$0	$50,072	$16,690	$0	$0
Invesco U.S. Mortgage Fund	7	0	0	19,681	6,553	0	0

An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended December 31, 2014 follows:

	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Convertible Securities Fund	$0	$0	$0	$589,839	$1,354,732	$0	$0
Invesco U.S. Mortgage Fund	0	0	0	3,869	74,654	0	0

N-1

APPENDIX O

TOTAL SALES CHARGES

Each Fund’s current fiscal year end is December 31.

The following charts reflect the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by Invesco Distributors for the fiscal years ended in 2012, 2013 and 2014:

	December 31, 2014		December 31, 2013		December 31, 2012
Fund Name	Sales Charges	Amount Retained	Sales Charges	Amount Retained	Sales Charges	Amount Retained
Invesco Convertible Securities Fund	$1,855,971	$223,613	$1,746,536	$209,132	$567,482	$465,831
Invesco U.S. Mortgage Fund	133,293	11,110	135,132	9,920	247,313	21,234

The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by Invesco Distributors for the fiscal year ended December 31:

Fund Name	2014	2013	2012
Invesco Convertible Securities Fund	$52,237	$25,690	$47,757
Invesco U.S. Mortgage Fund	2,842	7,947	11,828

O-1

PART C

OTHER INFORMATION

Item 28.		Exhibits

a (1)	-	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(17)

	-	(b) Amendment No. 1, dated October 27, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(18)

	-	(c) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(21)

	-	(d) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(21)

	-	(e) Amendment No. 4, dated November 8, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(21)

	-	(f) Amendment No. 5, dated May 1, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(25)

	-	(g) Corrected Amendment No. 5, dated May 1, 2008, as corrected August 18, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(29)

	-	(h) Amendment No. 6, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(25)

	-	(i) Amendment No. 7, dated July 15, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(28)

	-	(j) Amendment No. 8, dated November 4, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(31)

	-	(k) Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(31)

	-	(l) Amendment No. 10, dated December 2, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(32)

	-	(m) Amendment No. 11, dated February 10, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(38)

	-	(n) Amendment No. 12, dated February 26, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(38)

1

Item 28.		Exhibits

	-	(o) Amendment No. 13, dated June 15, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(40)

	-	(p) Amendment No. 14, dated October 14, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(41)

	-	(q) Amendment No. 15, dated April 1, 2011, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(44)

	-	(r) Amendment No. 16, dated December 14, 2011, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (45)

	-	(s) Amendment No. 17, dated March 1, 2012, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (45)

	-	(t) Amendment No. 18, dated September 24, 2012, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (46)

	-	(u) Amendment No. 19, dated April 23, 2013, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (49)

	-	(v) Amendment No. 20, dated July 15, 2013, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (49)

	-	(w) Amendment No. 21, dated September 17, 2013, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (49)

	-	(x) Amendment No. 22, dated December 4, 2013, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (50)

	-	(y) Amendment No. 23, dated June 17, 2014, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005. (52)

b (1)	-	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(17)

	-	(b) Amendment No. 1, dated August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(21)

	-	(c) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(22)

	-	(d) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(23)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(40)

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Item 28.		Exhibits

c	-	Articles II, VI, VII, VIII and IX of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

d (1)	-	(a) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

	-	(b) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

	-	(c) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(8)

	-	(d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

	-	(e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

	-	(f) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(12)

	-	(g) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)

	-	(h) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)

	-	(i) Amendment No. 8, dated April 29, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(16)

	-	(j) Amendment No. 9, dated October 31, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(18)

	-	(k) Amendment No. 10, dated January 31, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(22)

	-	(l) Amendment No. 11, dated July 1, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(23)

	-	(m) Amendment No. 12, dated November 4, 2009, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly known as A I M Advisors, Inc.(34)

3

Item 28.		Exhibits

	-	(n) Amendment No. 13, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

-	(o) Amendment No. 14, dated February 12, 2010, to the to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors,
Inc.(38)

	-	(p) Amendment No. 15, dated April 30, 2010, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(40)

	-	(q) Amendment No. 16, dated December 14, 2011, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(45)

	-	(r) Amendment No. 17, dated September 24, 2012, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(48)

	-	(s) Amendment No. 18, dated July 31, 2013, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(51)

	-	(t) Amendment No. 19, dated October 14, 2014, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(53)

(2)	-	(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (25)

	-	(b) Amendment No. 1, dated November 11, 2009, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.) (34)

	-	(c) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

	-	(d) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-

4

Item 28.		Exhibits

Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(38)

	-	(e) Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd., Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(40)

	-	(f) Amendment No. 5, dated December 14, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(45)

	-	(g) Amendment No. 6, dated September 24, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(48)

	-	(h) Amendment No. 7, dated July 31, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(51)

	-	(i) Amendment No. 8, dated October 14, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.(53)

(j) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.(53)

5

Item 28.		Exhibits

(3)	-	(a) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(b) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(c) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(d) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(e) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(f) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(g) Amendment No. 6, dated June 6, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(52)

	-	(h) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

e (1)	-	Master Distribution Agreement, dated July 1, 2014.

(a) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.(53)

(b) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (53)

(2)	-	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc.(26)

(3)	-	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(26)

6

Item 28.		Exhibits

f (1)	-	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(51)

(2)	-	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(44)

g (1)	-	Amended and Restated Master Custodian Contract, dated June 1, 2010, between State Street Bank and Trust Company and Registrant.(40)

(2)	-	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(7)

(3)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(23)

h (1)	-	(a) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

	-	(b) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (44)

	-	(c) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (45)

	-	(d) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (48)

	-	(e) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc. (51)

(2)	-	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(21)

	-	(b) Amendment No. 1, dated January 31, 2007, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(22)

	-	(c) Amendment No. 2, dated November 4, 2009, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly known as A I M Advisors, Inc.(34)

	-	(d) Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

	-	(e) Amendment No. 4, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(38)

7

Item 28.		Exhibits

	-	(f) Amendment No. 5, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(40)

	-	(g) Amendment No. 6, dated December 14, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(45)

	-	(h) Amendment No. 7, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(46)

	-	(i) Amendment No. 8, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(48)

	-	(j) Amendment No. 9, dated July 31, 2013, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(51)

	-	(k) Amendment No. 10, dated October 14, 2014, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(53)

(3)	-	(a) Eighth Amended and Restated Memorandum of Agreement, dated July 1, 2014, between Registrant and Invesco Advisers, Inc., regarding Securities Lending Waiver with respect to all Funds.(52)

	-	(b) Memorandum of Agreement, dated December 3, 2014 regarding expense limitations, between Registrant and Invesco Advisers, Inc.(53)

	-	(c) Memorandum of Agreement, dated December 3, 2014,, regarding advisory fee waivers, between Registrant and Invesco Advisers, Inc.(53)

(4)	-	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc. (44)

8

Item 28.		Exhibits

(5)	-	(a) Agreement and Plan of Reorganization, dated July 30, 2003, between Registrant and AIM Series Trust, a Delaware statutory trust, previously filed with the Proxy Statement of AIM Series Trust on August 1, 2003, is hereby incorporated by reference.

	-	(b) Agreement and Plan of Reorganization, dated November 14, 2005, between Registrant and AIM Stock Funds, a Delaware statutory trust, previously filed with the Proxy Statement of AIM Stock Funds on November 16, 2005, is hereby incorporated by reference.

(6)	-	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(13)

i	-	Legal Opinion - None.

j (1)		Consent of Stradley Ronon Stevens & Young, LLP.(53)

(2)	-	Consent of PricewaterhouseCoopers LLP.(53)

k	-	Omitted Financial Statements – Not Applicable

l (1)	-	(a) Initial Capital Agreement dated April 29, 2004, for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund.(13)

	-	(b) Initial Capital Agreement dated April 28, 2005, for AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.(16)

	-	(c) Initial Capital Agreement dated October 31, 2005, for AIM Income Allocation Fund and AIM International Allocation Fund.(18)

	-	(d) Initial Capital Agreement dated January 29, 2007, for AIM Independence Now Fund, Aim Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund.(22)

	-	(e) Initial Capital Agreement dated October 2, 2008, for Class Y shares of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund, AIM Independence 2050 Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund.(30)

	-	(f) Initial Capital Agreement dated September 24, 2009, for Class S shares of AIM Conservative Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund.(30)

	-	(g) Initial Capital Agreement dated June 1, 2010, for institutional Class shares of Invesco Van Kampen Harbor Fund, Invesco Van Kampen Real Estate Securities Fund and Invesco Van Kampen U.S. Mortgage Fund.(40)

	-	(h) Initial Capital Agreement dated October 9, 2014, for Invesco Alternatives Strategies Fund and Invesco Multi-Asset Inflation Fund.(53)

9

Item 28.		Exhibits

m (1)	-	Amended and Restated Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(28)

(2)	-	Amended and Restated Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(38)

(3)	-	Amended and Restated Master Related Agreement to First Restated Master Distribution Plan (Class R shares).(38)

(4)	-	Master Related Agreement to Master Distribution Plan (Class S shares).(30)

(5)	-	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares).(25)

(6)	-	Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II, Cash Reserve Shares and Classes of shares of Short-Term Investment Trust) (Compensations), effective July 1, 2014.(52)

(7)	-	Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2014.(52)

(8)	-	Amended and Restated Distribution Plan (Class B and BX Shares), effective July 1, 2014. (52)

n	-	Nineteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds effective December 12, 2001, as amended and restated effective July 16, 2012. (46)

o	-	Reserved.

p (1)	-	Invesco Advisers, Inc. Code of Ethics, amended January 1, 2015, relating to Invesco Advisers, Inc. and any of its subsidiaries. (53)^

(2)	-	Invesco UK Code of Ethics, dated 2014, relating to Invesco Asset Management Limited. (53)^

(3)	-	Invesco Ltd. Code of Conduct, dated October 2014, relating to Invesco Asset Management (Japan) Limited Code of Ethics. (53)^

10

Item 28.		Exhibits

(4)	-	Invesco Staff Ethics and Personal Share Dealing, dated February 2014 and Invesco Hong Kong Limited Policy on Gifts and Entertainment dated February 2014, and Invesco Hong Kong Limited Code of Ethics dated January 1, 2015 relating to Invesco Hong Kong Limited. (53)^

(5)	-	Invesco Ltd. Code of Conduct, revised October 2014, Policy No. D-6 Gifts and Entertainment, revised May 2014, and Policy No. D-7 Personal Trading Policy, revised July 2014, together the Code of Ethics relating to Invesco Canada Ltd. (53)^

(6)	-	Invesco EMEA-EX UK Employees Code of Ethics dtd 2014, relating to Invesco Asset Management Deutschland GmbH. (53)^

(7)	-	Invesco Senior Secured Management, Inc. Code of Ethics Policy, revised ^ March 4, 2014 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2015^. (^ 53)

(8)	-	Invesco PowerShares Capital Management, LLC Code of Ethics, amended effective January ^ 1, 2015..(53^ )

q (1)	-	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor, Whalen and Woolsey. (52)

(1)	Incorporated by reference to PEA No. 43, filed on June 1, 1998.
(2)	Incorporated by reference to PEA No. 45, filed on August 26, 1998.
(3)	Incorporated by reference to PEA No. 46, filed on February 12, 1999.
(4)	Incorporated by reference to PEA No. 47, filed on April 14, 1999.
(5)	Incorporated by reference to PEA No. 48, filed on April 28, 2000.
(6)	Incorporated by reference to PEA No. 49, filed on April 24, 2001.
(7)	Incorporated by reference to PEA No. 50, filed on December 28, 2001.
(8)	Incorporated by reference to PEA No. 51, filed on April 26, 2002.
(9)	Incorporated by reference to PEA No. 52, filed on April 24, 2003.
(10)	Incorporated by reference to PEA No. 53, filed on April 24, 2003.
(11)	Incorporated by reference to PEA No. 54, filed on August 28, 2003.
(12)	Incorporated by reference to PEA No. 55, filed on February 13, 2004.
(13)	Incorporated by reference to PEA No. 56, filed on April 30, 2004.
(14)	Incorporated by reference to PEA No. 57, filed on February 11, 2005.
(15)	Incorporated by reference to PEA No. 58, filed on April 26, 2005.
(16)	Incorporated by reference to PEA No. 59, filed on August 11, 2005.
(17)	Incorporated by reference to PEA No. 61, filed on October 28, 2005.
(18)	Incorporated by reference to PEA No. 62, filed on November 1, 2005.
(19)	Incorporated by reference to PEA No. 63, filed on February 23, 2006.

11

Item 28.	Exhibits

(20)	Incorporated by reference to PEA No. 64, filed on April 19, 2006.
(21)	Incorporated by reference to PEA No. 65, filed on November 13, 2006.
(22)	Incorporated by reference to PEA No. 66, filed on April 26, 2007.
(23)	Incorporated by reference to PEA No. 67, filed on February 11, 2008.
(24)	Incorporated by reference to PEA No. 68, filed on April 28, 2008.
(25)	Incorporated by reference to PEA No. 69, filed on September 23, 2008.
(26)	Incorporated by reference to PEA No. 70, filed on April 28, 2009.
(27)	Incorporated by reference to PEA No. 71, filed on June 25, 2009.
(28)	Incorporated by reference to PEA No. 72, filed on July 24, 2009.
(29)	Incorporated by reference to PEA No. 75, filed on September 21, 2009.
(30)	Incorporated by reference to PEA No. 77, filed on September 24, 2009.
(31)	Incorporated by reference to PEA No. 79, filed on November 25, 2009.
(32)	Incorporated by reference to PEA No. 80, filed on December 11, 2009.
(33)	Incorporated by reference to PEA No. 81, filed on February 5, 2010
(34)	Incorporated by reference to PEA No. 83, filed on February 10, 2010.
(35)	Incorporated by reference to PEA No. 84, filed on February 11, 2010.
(36)	Incorporated by reference to PEA No. 85, filed on February 11, 2010.
(37)	Incorporated by reference to PEA No. 86, filed on February 18, 2010.
(38)	Incorporated by reference to PEA No. 87, filed on April 27, 2010.
(39)	Incorporated by reference to PEA No. 88, filed on May 28, 2010.
(40)	Incorporated by reference to PEA No. 89, filed on July 26, 2010.
(41)	Incorporated by reference to PEA No. 90, filed on October 21, 2010.
(42)	Incorporated by reference to PEA No. 92, filed on December 23, 2010.
(43)	Incorporated by reference to PEA No. 93, filed on January 27, 2011.
(44)	Incorporated by reference to PEA No. 94, filed on April 26, 2011.
(45)	Incorporated by reference to PEA No. 97, filed on April 26, 2012.
(46)	Incorporated by reference to PEA No. 99, filed on September 21, 2012.
(47)	Incorporated by reference to PEA No. 101, filed on February 28, 2013.
(48)	Incorporated by reference to PEA No. 102, filed on April 26, 2013.
(49)	Incorporated by reference to PEA No. 104, filed on September 30, 2013.
(50)	Incorporated by reference to PEA No. 107, filed on January 29, 2014.
(51)	Incorporated by reference to PEA No. 112, filed on April 24, 2014.
(52)	Incorporated by reference to PEA No. 124, filed on September 26, 2014.
(53)	Filed herewith electronically.

Item 29.	Persons Controlled by or Under Common Control With the Fund

None.

Item 30.	Exhibits

Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former

12

shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco Advisers) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

13

The only employment of a substantial nature of the Adviser’s directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a Sub-Adviser, collectively the Sub-Advisers) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management – The Adviser” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)	Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

AIM Equity Funds (Invesco Equity Funds)

AIM Funds Group (Invesco Funds Group)

AIM International Mutual Funds (Invesco International Mutual Funds)

AIM Investment Funds (Invesco Investment Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

AIM Sector Funds (Invesco Sector Funds)

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Securities Trust

Invesco Senior Loan Fund

PowerShares Actively Managed Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II

PowerShares India Exchange-Traded Fund Trust

Short-Term Investments Trust

Invesco Management Trust

PowerShares Actively Managed Exchange-Traded Commodity Trust

Item 32.	Principal Underwriters

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Distributors, Inc.

Name and Principal Business Address**	Positions and Offices with Underwriter	Positions and Offices with Fund
Robert C. Brooks	Director	None

Peter S. Gallagher	Director and President	Assistant Vice President

Karen Dunn Kelley	Executive Vice President	Vice President

*	11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173

14

Name and Principal Business Address**	Positions and Offices with Underwriter	Positions and Offices with Fund
Eric P. Johnson	Executive Vice President	None

Gursh Kundan	Executive Vice President	None

Ben Utt	Executive Vice President	None

Dan Draper	Senior Vice President	None

Eliot Honaker	Senior Vice President	None

LuAnn S. Katz	Senior Vice President	Assistant Vice President

Lyman Missimer III	Senior Vice President	Assistant Vice President

Greg J. Murphy	Senior Vice President	None

David J. Nardecchia	Senior Vice President, Director of Marketing Communications	None

Gary K. Wendler	Senior Vice President	Assistant Vice President

John M. Zerr	Senior Vice President and Secretary	Senior Vice President, Secretary and Chief Legal Officer

Mark Gregson	Chief Financial Officer	None

Annette Lege	Treasurer	None

Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

Miranda O’Keefe	Senior Vice President and Chief Compliance Officer	None

(c)	Not applicable

15

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, will maintain physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above and at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, KY 40202 and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-2801, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH

An der Welle 5

1st Floor

Frankfurt, Germany 60322

Invesco Asset Management Limited

Perpetual Park

Perpetual Park Drive

Henley-on-Thames

Oxfordshire, RG9 1HH

United Kingdom

Invesco Asset Management (Japan) Limited

Roppongi Hills Mori Tower 14F

6-10-1 Roppongi

Minato-ku, Tokyo 106-6114

Invesco Hong Kong Limited

41/F Citibank Tower

3 Garden Road, Central

Hong Kong

Invesco Senior Secured Management, Inc.

1166 Avenue of the Americas

New York, NY 10036

Invesco Canada Ltd.

5140 Yonge Street

Suite 800

Toronto, Ontario

Canada M2N 6X7

Invesco PowerShares Capital Management LLC

301 West Roosevelt Road

Wheaton, IL 60187

Item 34.	Management Services

16

None.

Item 35.	Undertakings

None.

17

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th of April, 2015.

Registrant:	AIM GROWTH SERIES
(INVESCO GROWTH SERIES)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	April 28, 2015
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	April 28, 2015
(David C. Arch)

/s/ James T. Bunch*	Trustee	April 28, 2015
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	April 28, 2015
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	April 28, 2015
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	April 28, 2015
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	April 28, 2015
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	April 28, 2015
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	April 28, 2015
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	April 28, 2015
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	April 28, 2015
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	April 28, 2015
(Raymond Stickel, Jr.)

	/s/ Suzanne H. Woolsey*	Trustee	April 28, 2015
(Suzanne H. Woolsey)

	/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and	April 28, 2015
Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated August 29, 2014, filed in Registrant’s Post-Effective Amendment No. 124 on September 28, 2014.

INDEX

Exhibit Number	Description

d(1)(t)	Amendment No. 19, dated October 14, 2014, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.

d(2)(i)	Amendment No. 8, dated October 14, 2014, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Ltd, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.) and Invesco Trimark Ltd.

d(2)(j)	Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.

d(3)(h)	Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.

e(1)(a)	Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.

e(1)(b)	Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc.

h(2)(k)	Amendment No. 10, dated October 14, 2014, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.

h(3)(b)	Memorandum of Agreement, dated December 3, 2014, regarding expense limitations, between Registrant and Invesco Advisers, Inc.

h(3)(c)	Memorandum of Agreement, dated December 3, 2014, regarding advisory fee waivers, between Registrant and Invesco Advisers, Inc.

j(1)	Consent of Stradley Ronon Stevens & Young, LLP.

j(2)	Consent of PricewaterhouseCoopers LLP.

l(1)(h)	Initial Capital Agreement dated October 9, 2014, for Invesco Alternatives Strategies Fund and Invesco Multi-Asset Inflation Fund.

p(1)	Invesco Advisers, Inc. Code of Ethics, amended January 1, 2015, relating to Invesco Advisers, Inc. and any of its subsidiaries.

p(2)	Invesco UK Code of Ethics, dated 2014, relating to Invesco Asset Management Limited.

p(3)	Invesco Ltd. Code of Conduct, dated October 2014, relating to Invesco Asset Management (Japan) Limited Code of Ethics.

INDEX

Exhibit Number	Description

p(4)	Invesco Staff Ethics and Personal Share Dealing, dated February 2014 and Invesco Hong Kong Limited Policy on Gifts and Entertainment dated February 2014, and Invesco Hong Kong Limited Code of Ethics dated January 1, 2015 relating to Invesco Hong Kong Limited.

p(5)	Invesco Ltd. Code of Conduct, revised October 2014, Policy No. D-6 Gifts and Entertainment, revised May 2014, and Policy No. D-7 Personal Trading Policy, revised July 2014, together the Code of Ethics relating to Invesco Canada Ltd.

p(6)	Invesco EMEA-EX UK Employees Code of Ethics dtd 2014, relating to Invesco Asset Management Deutschland GmbH.

p(7)	Invesco Senior Secured Management, Inc. Code of Ethics Policy, revised March 4, 2014 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2015.

p(8)	Invesco PowerShares Capital Management, LLC Code of Ethics, amended effective January 1, 2015.